UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-08894

JNL Series Trust
(Exact name of registrant as specified in charter)

1 Corporate Way, Lansing, Michigan		48951
(Address of principal executive offices)		(Zip code)

225 West Wacker Drive, Suite 1200, Chicago, Illinois 60606
(Mailing Address)

Steven J. Fredricks Jackson National Asset Management, LLC 225 West Wacker Drive, Suite 1200 Chicago, Illinois 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(312) 338-5800

Date of fiscal year end:	December 31

Date of reporting period:	July 1, 2012 – September 30, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

JNL Series Trust (Unaudited)

Schedules of Investments (in thousands)

September 30, 2012

	Shares/Par (p)	Value
JNL/American Funds® Blue Chip Income and Growth Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (a)	64,474	$656,992

Total Investment Companies (cost $601,471)		656,992

Total Investments - 100.0% (cost $601,471)		656,992
Other Assets and Liabilities, Net - (0.0%)		(262)
Total Net Assets - 100.0%		$656,730

JNL/American Funds Global Bond Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Bond Fund - Class 1 (a)	35,580	$444,390

Total Investment Companies (cost $435,160)		444,390

Total Investments - 100.0% (cost $435,160)		444,390
Other Assets and Liabilities, Net - (0.0%)		(141)
Total Net Assets - 100.0%		$444,249

JNL/American Funds Global Small Capitalization Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (a)	9,617	$187,621

Total Investment Companies (cost $192,106)		187,621

Total Investments - 100.0% (cost $192,106)		187,621
Other Assets and Liabilities, Net - (0.0%)		(60)
Total Net Assets - 100.0%		$187,561

JNL/American Funds Growth-Income Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Growth-Income Fund - Class 1	20,556	$787,279

Total Investment Companies (cost $710,513)		787,279

Total Investments - 100.0% (cost $710,513)		787,279
Other Assets and Liabilities, Net - (0.0%)		(344)
Total Net Assets - 100.0%		$786,935

JNL/American Funds International Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - International Fund - Class 1	18,740	$319,328

Total Investment Companies (cost $319,230)		319,328

Total Investments - 100.0% (cost $319,230)		319,328
Other Assets and Liabilities, Net - (0.0%)		(140)
Total Net Assets - 100.0%		$319,188

JNL/American Funds New World Fund
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - New World Fund - Class 1 (a)	19,041	$417,380

Total Investment Companies (cost $415,010)		417,380

Total Investments - 100.0% (cost $415,010)		417,380
Other Assets and Liabilities, Net - (0.0%)		(165)
Total Net Assets - 100.0%		$417,215

JNL/American Funds Balanced Allocation Fund (b)
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (0.2%)	745	$7,595
American Funds Insurance Series - Bond Fund - Class 1 (0.2%)	1,439	16,553
American Funds Insurance Series - Global Bond Fund - Class 1 (0.3%)	662	8,263
American Funds Insurance Series - Global Growth and Income Fund - Class 1 (0.2%)	365	3,802
American Funds Insurance Series - Global Growth Fund - Class 1 (0.1%)	336	7,580
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (0.2%)	342	6,682
American Funds Insurance Series - Growth Fund - Class 1 (0.1%)	253	15,232
American Funds Insurance Series - Growth-Income Fund - Class 1 (0.0%)	273	10,453
American Funds Insurance Series - High-Income Bond Fund - Class 1 (0.5%)	925	10,651
American Funds Insurance Series - International Fund - Class 1 (0.0%)	167	2,847
American Funds Insurance Series - New World Fund - Class 1 (0.3%)	347	7,609
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1 (0.2%)	458	5,912

Total Investment Companies (cost $100,045)		103,179

Total Investments - 100.0% (cost $100,045)		103,179
Other Assets and Liabilities, Net - (0.0%)		(39)
Total Net Assets - 100.0%		$103,140

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/American Funds Growth Allocation Fund (b)
INVESTMENT COMPANIES - 100.0%
American Funds Insurance Series - Blue Chip Income and Growth Fund - Class 1 (0.1%)	601	$6,128
American Funds Insurance Series - Bond Fund - Class 1 (0.0%)	228	2,620
American Funds Insurance Series - Global Bond Fund - Class 1 (0.2%)	349	4,360
American Funds Insurance Series - Global Growth and Income Fund - Class 1 (0.1%)	294	3,068
American Funds Insurance Series - Global Growth Fund - Class 1 (0.1%)	325	7,339
American Funds Insurance Series - Global Small Capitalization Fund - Class 1 (0.2%)	316	6,161
American Funds Insurance Series - Growth Fund - Class 1 (0.1%)	204	12,290
American Funds Insurance Series - Growth-Income Fund - Class 1 (0.0%)	192	7,361
American Funds Insurance Series - High-Income Bond Fund - Class 1 (0.2%)	380	4,370
American Funds Insurance Series - International Fund - Class 1 (0.0%)	180	3,062
American Funds Insurance Series - New World Fund - Class 1 (0.3%)	308	6,753
American Funds Insurance Series - U.S. Government/AAA-Rated Securities Fund - Class 1 (0.0%)	135	1,747

Total Investment Companies (cost $62,795)		65,259

Total Investments - 100.0% (cost $62,795)		65,259
Other Assets and Liabilities, Net - (0.0%)		(25)
Total Net Assets - 100.0%		$65,234

JNL Institutional Alt 20 Fund (b)
INVESTMENT COMPANIES - 100.0%
Curian/DFA U.S. Micro Cap Fund (26.1%) (a)	2,034	$20,198
Curian/Franklin Templeton Frontier Markets Fund (22.0%) (a)	1,632	16,159
Curian/Franklin Templeton Natural Resources Fund (8.7%) (a)	1,626	14,654
Curian/Neuberger Berman Currency Fund (9.0%) (a)	1,143	11,446
Curian/Nicholas Convertible Arbitrage Fund (8.6%) (a)	1,524	15,549
Curian/PineBridge Merger Arbitrage Fund (8.8%) (a)	1,541	15,498
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (8.8%) (a)	2,972	30,846
Curian/Van Eck International Gold Fund (8.9%) (a)	481	5,107
JNL/AQR Managed Futures Strategy Fund (8.8%) (a)	4,497	42,678
JNL/BlackRock Commodity Securities Fund (1.6%) (a)	2,006	21,146
JNL/Brookfield Global Infrastructure Fund (6.3%) (a)	1,312	15,666
JNL/Goldman Sachs Emerging Markets Debt Fund (2.9%) (a)	1,850	25,532
JNL/Invesco Global Real Estate Fund (1.7%) (a)	1,933	18,073
JNL/Ivy Asset Strategy Fund (0.1%) (a)	110	1,297
JNL/Lazard Emerging Markets Fund (3.3%) (a)	3,821	43,365
JNL/Mellon Capital Management Bond Index Fund (16.8%) (a)	24,155	302,901
JNL/Mellon Capital Management Global Alpha Fund (8.1%) (a)	3,739	39,559
JNL/Mellon Capital Management International Index Fund (10.2%) (a)	13,701	159,757
JNL/Mellon Capital Management Nasdaq 25 Fund (10.7%) (a)	3,176	45,200
JNL/Mellon Capital Management S&P 24 Fund (22.5%) (a)	11,193	132,524
JNL/Mellon Capital Management S&P SMid 60 Fund (16.0%) (a)	7,361	80,597
JNL/Mellon Capital Management Small Cap Index Fund (4.6%) (a)	3,469	45,684
JNL/Mellon Capital Management Value Line 30 Fund (12.1%) (a)	7,981	90,423
JNL/PIMCO Real Return Fund (1.4%) (a)	3,294	45,520
JNL/PPM America High Yield Bond Fund (2.6%) (a)	6,634	48,560
JNL/Red Rocks Listed Private Equity Fund (4.2%) (a)	3,175	27,715

Total Investment Companies (cost $1,247,305)		1,315,654

Total Investments - 100.0% (cost $1,247,305)		1,315,654
Other Assets and Liabilities, Net - (0.0%)		(196)
Total Net Assets - 100.0%		$1,315,458

JNL Institutional Alt 35 Fund (b)
INVESTMENT COMPANIES - 100.0%
Curian/DFA U.S. Micro Cap Fund (30.9%) (a)	2,413	$23,963
Curian/Franklin Templeton Frontier Markets Fund (32.6%) (a)	2,423	23,991
Curian/Franklin Templeton Natural Resources Fund (22.2%) (a)	4,146	37,358
Curian/Neuberger Berman Currency Fund (23.3%) (a)	2,970	29,728
Curian/Nicholas Convertible Arbitrage Fund (21.6%) (a)	3,834	39,104
Curian/PineBridge Merger Arbitrage Fund (22.2%) (a)	3,874	38,975
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (22.3%) (a)	7,521	78,068
Curian/Van Eck International Gold Fund (23.0%) (a)	1,247	13,227
JNL/AQR Managed Futures Strategy Fund (22.0%) (a)	11,252	106,780
JNL/BlackRock Commodity Securities Fund (4.0%) (a)	5,161	54,394
JNL/Brookfield Global Infrastructure Fund (16.0%) (a)	3,319	39,627
JNL/Goldman Sachs Emerging Markets Debt Fund (4.1%) (a)	2,630	36,295
JNL/Invesco Global Real Estate Fund (4.4%) (a)	4,892	45,741
JNL/Ivy Asset Strategy Fund (0.4%) (a)	702	8,286
JNL/Lazard Emerging Markets Fund (4.8%) (a)	5,509	62,526
JNL/Mellon Capital Management Bond Index Fund (17.2%) (a)	24,748	310,340
JNL/Mellon Capital Management Global Alpha Fund (20.2%) (a)	9,306	98,459
JNL/Mellon Capital Management International Index Fund (14.8%) (a)	19,820	231,105
JNL/Mellon Capital Management Nasdaq 25 Fund (12.2%) (a)	3,625	51,588

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/Mellon Capital Management S&P 24 Fund (27.6%) (a)	13,716	162,397
JNL/Mellon Capital Management S&P SMid 60 Fund (19.5%) (a)	9,019	98,755
JNL/Mellon Capital Management Small Cap Index Fund (5.3%) (a)	3,955	52,089
JNL/Mellon Capital Management Value Line 30 Fund (13.1%) (a)	8,609	97,540
JNL/PIMCO Real Return Fund (1.4%) (a)	3,362	46,469
JNL/PPM America High Yield Bond Fund (2.7%) (a)	6,988	51,153
JNL/Red Rocks Listed Private Equity Fund (10.7%) (a)	8,020	70,013

Total Investment Companies (cost $1,826,344)		1,907,971

Total Investments - 100.0% (cost $1,826,344)		1,907,971
Other Assets and Liabilities, Net - (0.0%)		(276)
Total Net Assets - 100.0%		$1,907,695

JNL Institutional Alt 50 Fund (b)
INVESTMENT COMPANIES - 100.0%
Curian/DFA U.S. Micro Cap Fund (33.3%) (a)	2,600	$25,820
Curian/Franklin Templeton Frontier Markets Fund (35.2%) (a)	2,612	25,856
Curian/Franklin Templeton Natural Resources Fund (42.5%) (a)	7,938	71,525
Curian/Neuberger Berman Currency Fund (47.8%) (a)	6,105	61,109
Curian/Nicholas Convertible Arbitrage Fund (42.0%) (a)	7,464	76,135
Curian/PineBridge Merger Arbitrage Fund (43.2%) (a)	7,551	75,963
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (43.8%) (a)	14,785	153,472
Curian/Van Eck International Gold Fund (47.0%) (a)	2,551	27,060
JNL/AQR Managed Futures Strategy Fund (42.8%) (a)	21,889	207,721
JNL/BlackRock Commodity Securities Fund (7.7%) (a)	9,841	103,722
JNL/Brookfield Global Infrastructure Fund (31.0%) (a)	6,447	76,980
JNL/Goldman Sachs Emerging Markets Debt Fund (5.7%) (a)	3,692	50,952
JNL/Invesco Global Real Estate Fund (8.5%) (a)	9,493	88,761
JNL/Ivy Asset Strategy Fund (0.5%) (a)	878	10,371
JNL/Lazard Emerging Markets Fund (4.5%) (a)	5,148	58,429
JNL/Mellon Capital Management Bond Index Fund (18.8%) (a)	26,965	338,143
JNL/Mellon Capital Management Global Alpha Fund (39.2%) (a)	18,032	190,773
JNL/Mellon Capital Management International Index Fund (14.7%) (a)	19,774	230,560
JNL/Mellon Capital Management Nasdaq 25 Fund (12.0%) (a)	3,579	50,934
JNL/Mellon Capital Management S&P 24 Fund (29.9%) (a)	14,863	175,980
JNL/Mellon Capital Management S&P SMid 60 Fund (19.9%) (a)	9,181	100,535
JNL/Mellon Capital Management Small Cap Index Fund (5.2%) (a)	3,885	51,164
JNL/Mellon Capital Management Value Line 30 Fund (15.8%) (a)	10,427	118,141
JNL/PIMCO Real Return Fund (1.3%) (a)	3,171	43,827
JNL/PPM America High Yield Bond Fund (2.7%) (a)	6,951	50,877
JNL/Red Rocks Listed Private Equity Fund (20.6%) (a)	15,498	135,295

Total Investment Companies (cost $2,508,631)		2,600,105

Total Investments - 100.0% (cost $2,508,631)		2,600,105
Other Assets and Liabilities, Net - (0.0%)		(366)
Total Net Assets - 100.0%		$2,599,739

JNL Institutional Alt 65 Fund (b)
INVESTMENT COMPANIES - 100.0%
Curian/DFA U.S. Micro Cap Fund (9.1%) (a)	713	$7,085
Curian/Franklin Templeton Frontier Markets Fund (9.6%) (a)	714	7,064
Curian/Franklin Templeton Natural Resources Fund (21.2%) (a)	3,961	35,691
Curian/Neuberger Berman Currency Fund (17.0%) (a)	2,164	21,664
Curian/Nicholas Convertible Arbitrage Fund (20.6%) (a)	3,658	37,311
Curian/PineBridge Merger Arbitrage Fund (13.3%) (a)	2,332	23,456
Curian/The Boston Company Multi-Alpha Market Neutral Equity Fund (20.3%) (a)	6,867	71,275
Curian/Van Eck International Gold Fund (17.1%) (a)	927	9,837
JNL/AQR Managed Futures Strategy Fund (20.8%) (a)	10,648	101,045
JNL/BlackRock Commodity Securities Fund (3.8%) (a)	4,904	51,688
JNL/Brookfield Global Infrastructure Fund (15.4%) (a)	3,210	38,332
JNL/Goldman Sachs Emerging Markets Debt Fund (2.2%) (a)	1,429	19,724
JNL/Invesco Global Real Estate Fund (4.2%) (a)	4,734	44,262
JNL/Ivy Asset Strategy Fund (0.2%) (a)	345	4,074
JNL/Lazard Emerging Markets Fund (1.5%) (a)	1,716	19,481
JNL/Mellon Capital Management Bond Index Fund (3.4%) (a)	4,875	61,130
JNL/Mellon Capital Management Global Alpha Fund (19.3%) (a)	8,861	93,747
JNL/Mellon Capital Management International Index Fund (5.0%) (a)	6,768	78,916
JNL/Mellon Capital Management Nasdaq 25 Fund (4.6%) (a)	1,376	19,581
JNL/Mellon Capital Management S&P 24 Fund (8.4%) (a)	4,156	49,208
JNL/Mellon Capital Management S&P SMid 60 Fund (4.7%) (a)	2,188	23,960
JNL/Mellon Capital Management Small Cap Index Fund (1.7%) (a)	1,291	16,999
JNL/Mellon Capital Management Value Line 30 Fund (3.9%) (a)	2,581	29,241
JNL/PIMCO Real Return Fund (0.3%) (a)	693	9,571
JNL/PPM America High Yield Bond Fund (0.5%) (a)	1,321	9,669

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/Red Rocks Listed Private Equity Fund (10.3%) (a)	7,719	67,391

Total Investment Companies (cost $937,026)		951,402

Total Investments - 100.0% (cost $937,026)		951,402
Other Assets and Liabilities, Net - (0.0%)		(155)
Total Net Assets - 100.0%		$951,247

JNL Disciplined Moderate Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (7.9%) (a)	4,173	$47,403
JNL/Goldman Sachs Emerging Markets Debt Fund (1.7%) (a)	1,123	15,499
JNL/JPMorgan U.S. Government & Quality Bond Fund (1.4%) (a)	1,600	23,003
JNL/Mellon Capital Management 25 Fund (1.7%) (a)	754	11,421
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund (28.1%) (a)	1,852	18,764
JNL/Mellon Capital Management Emerging Markets Index Fund (12.8%) (a)	4,075	40,832
JNL/Mellon Capital Management International Index Fund (3.5%) (a)	4,664	54,387
JNL/Mellon Capital Management Pacific Rim 30 Fund (11.8%) (a)	884	11,475
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (4.9%) (a)	3,128	45,387
JNL/Mellon Capital Management S&P SMid 60 Fund (1.1%) (a)	504	5,516
JNL/Mellon Capital Management Small Cap Index Fund (4.4%) (a)	3,278	43,175
JNL/Neuberger Berman Strategic Income Fund (15.3%) (a)	781	8,117
JNL/PIMCO Real Return Fund (0.9%) (a)	2,269	31,360
JNL/PIMCO Total Return Bond Fund (1.0%) (a)	3,909	52,653
JNL/PPM America Floating Rate Income Fund (2.9%) (a)	1,608	17,188
JNL/PPM America High Yield Bond Fund (2.2%) (a)	5,667	41,482
JNL/PPM America Total Return Fund (13.2%) (a)	4,594	53,607
JNL/S&P Competitive Advantage Fund (8.9%) (a)	5,568	71,156
JNL/S&P Dividend Income & Growth Fund (2.1%) (a)	2,272	27,738
JNL/S&P Intrinsic Value Fund (6.4%) (a)	3,965	43,974
JNL/S&P Total Yield Fund (3.6%) (a)	1,793	18,250
JNL/T. Rowe Price Short-Term Bond Fund (0.5%) (a)	847	8,586

Total Investment Companies (cost $653,310)		690,973

Total Investments - 100.0% (cost $653,310)		690,973
Other Assets and Liabilities, Net - (0.0%)		(103)
Total Net Assets - 100.0%		$690,870

JNL Disciplined Moderate Growth Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (4.5%) (a)	2,378	$27,012
JNL/Goldman Sachs Emerging Markets Debt Fund (1.6%) (a)	1,068	14,745
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.8%) (a)	913	13,133
JNL/Mellon Capital Management 25 Fund (2.9%) (a)	1,246	18,867
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund (46.1%) (a)	3,041	30,804
JNL/Mellon Capital Management Emerging Markets Index Fund (23.7%) (a)	7,533	75,484
JNL/Mellon Capital Management International Index Fund (5.6%) (a)	7,582	88,403
JNL/Mellon Capital Management Pacific Rim 30 Fund (19.7%) (a)	1,479	19,192
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (8.1%) (a)	5,117	74,244
JNL/Mellon Capital Management S&P SMid 60 Fund (1.8%) (a)	823	9,010
JNL/Mellon Capital Management Small Cap Index Fund (6.4%) (a)	4,786	63,034
JNL/Neuberger Berman Strategic Income Fund (4.1%) (a)	207	2,149
JNL/PIMCO Real Return Fund (0.5%) (a)	1,276	17,639
JNL/PIMCO Total Return Bond Fund (0.6%) (a)	2,156	29,043
JNL/PPM America Floating Rate Income Fund (2.4%) (a)	1,320	14,113
JNL/PPM America High Yield Bond Fund (1.7%) (a)	4,292	31,419
JNL/PPM America Total Return Fund (7.7%) (a)	2,656	30,991
JNL/S&P Competitive Advantage Fund (9.6%) (a)	6,001	76,692
JNL/S&P Dividend Income & Growth Fund (2.1%) (a)	2,265	27,653
JNL/S&P Intrinsic Value Fund (8.0%) (a)	4,945	54,840
JNL/S&P Total Yield Fund (6.9%) (a)	3,419	34,808

Total Investment Companies (cost $715,071)		753,275

Total Investments - 100.0% (cost $715,071)		753,275
Other Assets and Liabilities, Net - (0.0%)		(111)
Total Net Assets - 100.0%		$753,164

JNL Disciplined Growth Fund (b)
INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Multisector Bond Fund (1.2%) (a)	618	$7,021
JNL/Goldman Sachs Emerging Markets Debt Fund (0.5%) (a)	330	4,555
JNL/JPMorgan U.S. Government & Quality Bond Fund (0.2%) (a)	171	2,460
JNL/Mellon Capital Management 25 Fund (1.1%) (a)	489	7,405
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund (20.1%) (a)	1,326	13,434
JNL/Mellon Capital Management Emerging Markets Index Fund (13.1%) (a)	4,179	41,870
JNL/Mellon Capital Management International Index Fund (2.6%) (a)	3,460	40,343
JNL/Mellon Capital Management Pacific Rim 30 Fund (9.2%) (a)	691	8,975
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (3.2%) (a)	2,027	29,409

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/Mellon Capital Management S&P SMid 60 Fund (0.7%) (a)	319	3,493
JNL/Mellon Capital Management Small Cap Index Fund (2.8%) (a)	2,131	28,063
JNL/Mellon Capital Management Technology Sector Fund (0.9%) (a)	519	4,341
JNL/Neuberger Berman Strategic Income Fund (0.2%) (a)	12	123
JNL/PIMCO Real Return Fund (0.1%) (a)	311	4,297
JNL/PIMCO Total Return Bond Fund (0.1%) (a)	481	6,472
JNL/PPM America Floating Rate Income Fund (0.7%) (a)	388	4,143
JNL/PPM America High Yield Bond Fund (0.4%) (a)	1,067	7,810
JNL/PPM America Total Return Fund (1.6%) (a)	572	6,678
JNL/S&P Competitive Advantage Fund (3.3%) (a)	2,100	26,837
JNL/S&P Dividend Income & Growth Fund (0.7%) (a)	728	8,895
JNL/S&P Intrinsic Value Fund (3.0%) (a)	1,828	20,273
JNL/S&P Total Yield Fund (2.9%) (a)	1,415	14,406

Total Investment Companies (cost $280,928)		291,303

Total Investments - 100.0% (cost $280,928)		291,303
Other Assets and Liabilities, Net - (0.0%)		(45)
Total Net Assets - 100.0%		$291,258

JNL/AQR Managed Futures Strategy Fund
SHORT TERM INVESTMENTS - 95.7%
Investment Companies - 95.7%
BlackRock Liquidity Funds T-Fund Portfolio, 0.00% (h)	83,988	$83,988
JNL Money Market Fund, 0.06% (a) (h)	380,041	380,041

Total Short Term Investments (cost $464,029)		464,029

Total Investments - 95.7% (cost $464,029)		464,029
Other Assets and Liabilities, Net - 4.3% (o)		21,066
Total Net Assets - 100.0%		$485,095

JNL/BlackRock Commodity Securities Fund
COMMON STOCKS - 72.5%
ENERGY - 64.4%
Anadarko Petroleum Corp.	316	$22,087
Apache Corp.	407	35,219
Baker Hughes Inc.	242	10,946
Berry Petroleum Co. - Class A	159	6,455
Cabot Oil & Gas Corp. - Class A	477	21,425
Cameron International Corp. (c)	435	24,394
Canadian Natural Resources Ltd.	455	14,029
Carrizo Oil & Gas Inc. (c)	137	3,435
Cenovus Energy Inc.	289	10,080
Chevron Corp.	343	39,923
Cimarex Energy Co.	101	5,940
CNOOC Ltd. - ADR	45	9,145
Coastal Energy Co. (c)	626	11,644
ConocoPhillips	122	6,965
Consol Energy Inc.	136	4,072
Crew Energy Inc. (c)	584	4,303
Denbury Resources Inc. (c)	125	2,015
Devon Energy Corp.	432	26,136
Dresser-Rand Group Inc. (c)	456	25,123
Dril-Quip Inc. (c)	185	13,318
EnCana Corp.	276	6,053
Ensco Plc - Class A	336	18,340
EOG Resources Inc.	435	48,735
EQT Corp.	230	13,589
EXCO Resources Inc. (e)	210	1,684
Exxon Mobil Corp.	440	40,196
FMC Technologies Inc. (c)	676	31,289
Forest Oil Corp. (c)	97	823
Forum Energy Technologies Inc.	90	2,196
Halliburton Co.	438	14,745
Helmerich & Payne Inc.	233	11,106
Hess Corp.	196	10,530
Husky Energy Inc.	147	3,940
Legacy Oil + Gas Inc.	266	1,819
Marathon Oil Corp.	347	10,249
Marathon Petroleum Corp.	163	8,885
MEG Energy Corp. (c)	93	3,535
Murphy Oil Corp.	389	20,881
Nabors Industries Ltd. (c)	134	1,879
National Oilwell Varco Inc.	556	44,542
Newfield Exploration Co. (c)	155	4,846
Nexen Inc.	94	2,383
Niko Resources Ltd.	42	586
Noble Corp.	350	12,533
Noble Energy Inc.	194	18,012
Occidental Petroleum Corp.	333	28,618
Pan Orient Energy Corp.	116	335
Paramount Resources Ltd. - Class A (c) (e)	39	1,202
Peabody Energy Corp.	285	6,363
PetroBakken Energy Ltd. (e)	55	786
Petroleo Brasileiro SA - Petrobras - ADR	217	4,972
Phillips 66	103	4,793
Pioneer Natural Resources Co.	141	14,748
Progress Energy Resources Corp.	101	2,261
Range Resources Corp.	359	25,085
Rowan Cos. Plc - Class A (c) (e)	114	3,838
Saipem SpA	220	10,620
Schlumberger Ltd.	338	24,426
Southwestern Energy Co. (c)	205	7,135
Suncor Energy Inc.	805	26,470
Talisman Energy Inc.	1,406	18,788
Technip SA - ADR (e)	481	13,393
Total SA - ADR (e)	237	11,851
Transocean Ltd.	100	4,495
Trican Well Service Ltd. (e)	157	2,042
Uranium Energy Corp. (c) (q)	366	955
Valero Energy Corp.	182	5,773
Weatherford International Ltd. (c)	271	3,431
Whiting Petroleum Corp. (c)	235	11,120
Williams Cos. Inc.	130	4,529
		868,059
MATERIALS - 8.1%
Barrick Gold Corp.	115	4,811
BHP Billiton Ltd.	148	5,066
Cliffs Natural Resources Inc. (e)	141	5,502
E.I. du Pont de Nemours & Co.	113	5,683
Eldorado Gold Corp.	926	14,118
First Quantum Minerals Ltd.	562	11,981
Franco-Nevada Corp.	138	8,153
Goldcorp Inc.	316	14,511
HudBay Minerals Inc. (e)	384	3,784
Inmet Mining Corp.	20	973
Newcrest Mining Ltd.	338	10,149

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Newmont Mining Corp.	20	1,121
Praxair Inc.	43	4,458
Southern Copper Corp.	332	11,397
Vale SA - ADR	412	7,382
		109,089
Total Common Stocks (cost $929,576)		977,148

COMMODITY INDEXED STRUCTURED NOTES - 9.1%
Canadian Imperial Bank of Commerce, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.39%, 10/18/13 (f) (i) (r)	$5,000	5,066
International Bank for Reconstruction and Development, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.47%, 06/11/13 (f) (i)	13,700	15,950
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 11/02/12 (f) (i)	12,000	12,862
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.24%, 11/13/12 (f) (i) (r)	5,000	5,672
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 01/23/13 (f) (i)	15,000	18,374
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 01/24/13 (f) (i)	4,000	4,833
JPMorgan Chase, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.25%, 08/02/13 (f) (i)	7,500	10,342
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.22%, 11/05/12 (f) (i)	9,000	10,216
UBS AG, Dow Jones-UBS Commodity Index 2 Month Forward Total Return commodity linked note, 0.22%, 06/17/13 (f) (i)	21,000	27,259
UBS AG, Dow Jones-UBS Commodity Index Total Return commodity linked note, 0.22%, 10/26/12 (f) (i)	11,500	12,686

Total Commodity Indexed Structured Notes (cost $103,700)		123,260

SHORT TERM INVESTMENTS - 19.7%
Investment Company - 3.0%
JNL Money Market Fund, 0.06% (a) (h)	40,108	40,108

Securities Lending Collateral - 1.3%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	17,487	17,487

Treasury Securities - 15.4%
U.S. Treasury Bill
0.11%, 10/18/12	$171,000	170,993
0.10%, 11/08/12	6,400	6,399
0.10%, 11/29/12 (e)	5,000	5,000
0.09%, 12/27/12	25,000	24,994
		207,386
Total Short Term Investments (cost $264,982)		264,981

Total Investments - 101.3% (cost $1,298,258)		1,365,389
Other Assets and Liabilities, Net - (1.3%)		(17,202)
Total Net Assets - 100.0%		$1,348,187

JNL/BlackRock Global Allocation Fund (v)

COMMON STOCKS - 55.1%

CONSUMER DISCRETIONARY - 3.7%
Aisin Seiki Co. Ltd.	20	$575
Autoliv Inc.	1	68
Bayerische Motoren Werke AG	13	931
BorgWarner Inc. (c)	12	812
Bridgestone Corp.	93	2,162
Cheng Shin Rubber Industry Co. Ltd.	261	684
Coach Inc.	2	99
Comcast Corp. - Class A	173	6,170
Daihatsu Motor Co. Ltd. (e)	31	508
Daimler AG	16	792
Delphi Automotive Plc (e)	14	422
Delta Topco Ltd. (f) (q)	2,155	1,211
Denso Corp.	30	927
DISH Network Corp. - Class A	5	151
Dongfeng Motor Group Co. Ltd.	229	266
Eutelsat Communications Group SA	26	820
Expedia Inc.	2	141
Ford Motor Co.	152	1,495
Fuji Heavy Industries Ltd. (e)	272	2,266
Futaba Industrial Co. Ltd. (c) (e)	46	185
Garmin Ltd. (e)	4	155
General Motors Co. (c)	77	1,743
Guinness Peat Group Plc (c)	254	114
Honda Motor Co. Ltd.	66	2,037
Hyundai Motor Co.	7	1,638
International Game Technology	47	617
Johnson Controls Inc.	25	686
Kabel Deutschland Holding AG	18	1,294
Lear Corp.	3	106
LVMH Moet Hennessy Louis Vuitton SA	10	1,568
Macy’s Inc.	3	98
Manchester United Plc - Class A	47	596
Mando Corp.	—	58
Mattel Inc.	57	2,011
McDonald’s Corp.	17	1,541
McGraw-Hill Cos. Inc.	2	111
MRV Engenharia e Participacoes SA	200	1,185
Pulte Homes Inc. (c)	128	1,981
Rinnai Corp.	12	873
Ross Stores Inc.	2	103
Singapore Press Holdings Ltd. (e)	16	53
Suzuki Motor Corp.	136	2,632
Tiffany & Co.	21	1,270
Time Warner Cable Inc.	23	2,170
Toyota Industries Corp.	72	2,015
Wyndham Worldwide Corp.	2	106
Yamada Denki Co. Ltd. (e)	24	1,074
Yulon Motor Co. Ltd.	355	711
Zhongsheng Group Holdings Ltd. (e)	377	469
ZON Multimedia - Servicos de Telecomunicacoes e Multimedia SGPS SA	117	328
		50,028

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CONSUMER STAPLES - 3.8%
Altria Group Inc.	50	1,668
British American Tobacco Plc	18	940
British American Tobacco Plc	30	598
Chaoda Modern Agriculture Holdings Ltd. (c) (f) (q)	604	24
Coca-Cola Co.	30	1,142
Colgate-Palmolive Co.	25	2,652
Constellation Brands Inc. - Class A (c)	5	161
Cosan Ltd. - Class A	148	2,349
CVS Caremark Corp.	47	2,279
DE Master Blenders 1753 NV	62	748
Diageo Plc - ADR	18	2,013
Dr. Pepper Snapple Group Inc.	10	464
Fomento Economico Mexicano SAB de CV - ADR	7	673
General Mills Inc.	47	1,872
Herbalife Ltd.	2	109
Hillshire Brands Co.	52	1,383
HJ Heinz Co.	22	1,255
Hypermarcas SA (c)	183	1,332
Kao Corp.	19	547
Kirin Holdings Co. Ltd.	102	1,357
Kroger Co.	4	95
Lorillard Inc.	6	676
Mead Johnson Nutrition Co.	39	2,873
Mondelez International Inc. - Class A	83	3,417
Nestle SA	65	4,115
Philip Morris International Inc.	34	3,102
Procter & Gamble Co.	93	6,430
SLC Agricola SA	103	1,103
Unilever NV - ADR	10	353
Unilever NV - CVA	27	946
Unilever Plc	18	644
Unilever Plc - ADR	11	402
Wal-Mart Stores Inc.	65	4,827
		52,549
ENERGY - 7.7%
Anadarko Petroleum Corp.	30	2,106
Apache Corp.	26	2,289
Athabasca Oil Corp.	157	2,109
BG Group Plc	233	4,721
BP Plc	233	1,640
BP Plc - ADR	43	1,815
Canadian Natural Resources Ltd.	49	1,496
Chevron Corp.	44	5,080
Cobalt International Energy Inc. (c)	58	1,296
ConocoPhillips	2	100
Consol Energy Inc.	141	4,224
Devon Energy Corp.	70	4,251
Diamond Offshore Drilling Inc. (e)	2	123
ENI SpA (e)	122	2,674
EOG Resources Inc.	12	1,376
Halliburton Co.	47	1,583
Helmerich & Payne Inc.	2	109
INPEX Corp.	—	2,455
KazMunaiGas Exploration Production - GDR	58	1,073
Marathon Oil Corp.	184	5,432
Marathon Petroleum Corp.	119	6,469
McDermott International Inc. (c)	66	812
Murphy Oil Corp.	15	800
National Oilwell Varco Inc.	45	3,582
Nexen Inc.	7	182
Occidental Petroleum Corp.	92	7,916
Petroleo Brasileiro SA - ADR	120	2,641
Phillips 66	133	6,147
PTT PCL	87	925
QEP Resources Inc.	65	2,054
Royal Dutch Shell Plc - ADR	41	2,877
Schlumberger Ltd.	73	5,250
SM Energy Co.	47	2,520
StatoilHydro ASA	59	1,513
Suncor Energy Inc.	120	3,944
Suncor Energy Inc.	5	180
Talisman Energy Inc.	46	613
Technip SA	5	599
Tenaris SA - ADR (e)	20	813
Total SA	49	2,438
Total SA - ADR	59	2,944
Tupras Turkiye Petrol Rafine	7	157
Valero Energy Corp.	5	145
Vallares Plc (c)	80	992
Weatherford International Ltd. (c)	52	657
Whiting Petroleum Corp. (c)	57	2,683
		105,805
FINANCIALS - 7.6%
ACE Ltd.	46	3,512
Allianz SE	20	2,350
American Express Co.	30	1,695
American Tower Corp.	30	2,136
Ameriprise Financial Inc.	2	89
Amlin Plc	63	408
Arch Capital Group Ltd. (c)	15	630
AXA SA	95	1,412
Axis Capital Holdings Ltd.	2	87
Banco Bilbao Vizcaya Argentaria SA (e)	107	844
Banco Santander SA (c)	192	1,435
Bank of America Corp.	408	3,603
Bank of New York Mellon Corp.	134	3,037
Bank of Nova Scotia (e)	21	1,177
Berkshire Hathaway Inc. (c)	10	922
BNP Paribas	61	2,887
Brookfield Asset Management Inc. - Class A	29	997
Capital One Financial Corp.	35	1,983
CapitaLand Ltd.	616	1,585
Chubb Corp.	21	1,632
Citigroup Inc.	165	5,385
CNA Financial Corp.	4	117
Cyrela Brazil Realty SA	117	999
DBS Group Holdings Ltd.	25	292
Deutsche Bank AG	30	1,190
Deutsche Boerse AG	7	391
Discover Financial Services	44	1,751
Fidelity National Financial Inc. - Class A	34	726
Global Logistic Properties Ltd.	158	322
Goldman Sachs Group Inc.	22	2,553
HSBC Holdings Plc	421	3,909
ING Groep NV - CVA (c)	178	1,409
Intesa Sanpaolo SpA	661	1,008
JPMorgan Chase & Co.	121	4,916
Lincoln National Corp.	6	135
Link Real Estate Investment Trust	589	2,791
Lloyds Banking Group Plc (c)	1,738	1,095
M&T Bank Corp. (e)	9	873
MetLife Inc.	30	1,048
Mitsui Fudosan Co. Ltd.	40	805
Morgan Stanley	53	882
MS&AD Insurance Group Holdings	82	1,417
Muenchener Rueckversicherungs AG	5	736
Nomura Holdings Inc.	110	393
Northern Trust Corp.	17	809
Oversea-Chinese Banking Corp. Ltd.	190	1,441
Platinum Underwriters Holdings Ltd.	10	407

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Progressive Corp.	41	851
Reinsurance Group of America Inc.	2	87
RenaissanceRe Holdings Ltd.	10	772
RHJ International (c)	26	129
RHJ International - ADR (c)	5	26
Sberbank of Russia	385	1,126
Siam Commercial Bank PCL	185	1,007
Simon Property Group Inc.	4	621
Sony Financial Holdings Inc.	43	730
St. Joe Co. (c) (e)	203	3,965
StanCorp Financial Group Inc.	11	330
State Street Corp.	50	2,107
Sumitomo Mitsui Financial Group Inc. (e)	51	1,589
Svenska Handelsbanken - Class A	18	663
Tokio Marine Holdings Inc.	133	3,392
Torchmark Corp.	2	108
Toronto-Dominion Bank NY (e)	10	842
Travelers Cos. Inc.	34	2,333
U.S. Bancorp	81	2,765
UBS AG	101	1,231
UniCredit SpA (c)	115	477
United Overseas Bank Ltd.	30	475
Unum Group	8	157
Wells Fargo & Co.	152	5,246
XL Group Plc	102	2,452
Zurich Financial Services AG	4	954
		104,656
HEALTH CARE - 7.6%
Abbott Laboratories	3	237
Aetna Inc.	71	2,809
Agilent Technologies Inc.	40	1,543
Allergan Inc.	30	2,760
AmerisourceBergen Corp.	29	1,140
Amgen Inc.	22	1,861
Astellas Pharma Inc. (e)	18	892
AstraZeneca Plc	70	3,320
AstraZeneca Plc - ADR (e)	2	111
Bangkok Dusit Medical Services PCL	203	710
Bayer AG	29	2,496
BioMarin Pharmaceutical Inc. (c)	16	632
Bristol-Myers Squibb Co.	60	2,024
Cardinal Health Inc.	42	1,651
Cie Generale d’Optique Essilor International SA	15	1,413
CIGNA Corp.	25	1,190
Coventry Health Care Inc.	3	108
Covidien Plc	18	1,094
DaVita Inc. (c)	15	1,583
Express Scripts Holding Co. (c)	18	1,102
Fresenius Medical Care AG & Co. KGaA	33	2,433
Fresenius SE	20	2,328
Gilead Sciences Inc. (c)	29	1,919
GlaxoSmithKline Plc - ADR (e)	3	121
HCA Holdings Inc.	101	3,346
Healthsouth Corp. (c)	39	940
Hologic Inc. (c)	74	1,497
Humana Inc.	23	1,639
IHH Healthcare Bhd	2,019	2,114
Johnson & Johnson	113	7,817
Kyowa Hakko Kirin Co. Ltd.	81	982
Life Healthcare Group Holdings Ltd.	225	858
Life Technologies Corp. (c)	14	678
McKesson Corp.	22	1,864
Medtronic Inc.	69	2,996
Merck & Co. Inc.	121	5,476
Mettler Toledo International Inc. (c)	4	767
Mylan Inc. (c)	65	1,583
NMC Health Plc	128	375
Novartis AG	24	1,453
PerkinElmer Inc.	30	874
Perrigo Co.	12	1,374
Pfizer Inc.	302	7,507
Raffles Medical Group Ltd.	217	430
Roche Holding AG	17	3,211
Sanofi-Aventis SA	26	2,256
Sanofi-Aventis SA - ADR	2	92
Shire Plc	65	1,926
Sinopharm Group Co. Ltd.	314	1,001
Terumo Corp. (e)	14	615
Teva Pharmaceutical Industries Ltd. - ADR	64	2,669
Thermo Fisher Scientific Inc.	25	1,478
United Therapeutics Corp. (c)	7	408
UnitedHealth Group Inc.	66	3,637
Universal Health Services Inc. - Class B	45	2,037
Valeant Pharmaceuticals International Inc. (c)	13	709
Vertex Pharmaceuticals Inc. (c)	12	689
Waters Corp. (c)	16	1,352
WellPoint Inc.	31	1,803
		103,930
INDUSTRIALS - 5.2%
3M Co.	20	1,871
A P Moller - Maersk A/S - Class B	—	715
Adani Enterprises Ltd.	17	64
Asciano Group (e)	193	872
Beijing Enterprises Holdings Ltd.	500	3,326
Boeing Co.	37	2,547
Canadian Pacific Railway Ltd.	17	1,391
Canadian Pacific Railway Ltd.	2	139
CNH Global NV (c)	3	136
Cummins Inc.	9	819
Dongfang Electric Corp. Ltd. (e)	117	159
East Japan Railway Co.	48	3,156
Fanuc Ltd.	8	1,223
Fiat Industrial SpA	242	2,370
General Dynamics Corp.	14	895
General Electric Co.	421	9,568
Haitian International Holdings Ltd.	234	264
Invensys Plc	187	709
Japan Airlines Co. Ltd (e)	21	977
JGC Corp.	75	2,498
Jiangsu Expressway Co. Ltd. (e)	398	329
KBR Inc.	36	1,061
Keppel Corp. Ltd.	211	1,953
Kinden Corp. (e)	9	57
Kubota Corp. (e)	235	2,371
L-3 Communications Holdings Inc.	2	128
Mitsubishi Corp.	111	2,018
Mitsui & Co. Ltd.	254	3,558
Navistar International Corp. (c)	26	549
Novorossiysk Commercial Sea Port PJSC - GDR	54	366
Okumura Corp.	173	569
PACCAR Inc.	15	609
Parker Hannifin Corp.	1	122
Precision Castparts Corp.	10	1,610
Qualicorp SA (c)	91	873
Rockwell Automation Inc.	34	2,396
Safran SA	52	1,871
SembCorp Marine Ltd.	39	157
Shanghai Electric Group Co. Ltd.	886	313
Siemens AG	36	3,565
Spirit Aerosystems Holdings Inc. (c)	61	1,361
Sumitomo Corp. (e)	56	751
Sumitomo Electric Industries Ltd.	37	386

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Tianjin Development Holdings (c)	1,900	860
Toda Corp.	169	506
Union Pacific Corp.	31	3,697
United Technologies Corp.	60	4,708
West Japan Railway Co.	22	927
Yuanda China Holdings Ltd. (e)	3,278	298
		71,668
INFORMATION TECHNOLOGY - 9.2%
Accenture Plc	2	133
Activision Blizzard Inc.	288	3,250
Adobe Systems Inc. (c)	7	235
Alliance Data Systems Corp. (c)	2	260
Amdocs Ltd.	4	136
Analog Devices Inc.	2	92
Apple Inc.	34	22,921
Applied Materials Inc.	101	1,129
ASML Holding NV	34	1,844
ASML Holding NV - ADR	5	245
CA Inc.	81	2,099
Canon Inc.	44	1,419
Check Point Software Technologies Ltd. (c)	2	102
Cisco Systems Inc.	325	6,203
Computer Sciences Corp.	6	193
Corning Inc.	377	4,959
Dell Inc.	104	1,023
Electronic Arts Inc. (c)	186	2,356
EMC Corp. (c)	129	3,505
Fidelity National Information Services Inc.	4	132
Freescale Semiconductor Holdings I Ltd. (c) (e)	153	1,457
Fusion-io Inc. (c) (e)	35	1,061
Google Inc. - Class A (c)	8	5,956
Hitachi Ltd. (e)	129	715
HON HAI Precision Industry Co. Ltd.	16	51
Hoya Corp. (e)	72	1,582
Infineon Technologies AG	200	1,273
Intel Corp.	240	5,445
Intuit Inc.	2	120
Juniper Networks Inc. (c)	115	1,964
KLA-Tencor Corp.	2	96
MasterCard Inc.	9	3,878
Microsoft Corp.	171	5,088
Motorola Solutions Inc.	4	215
Murata Manufacturing Co. Ltd. (e)	23	1,240
NetApp Inc. (c)	59	1,953
Nintendo Co. Ltd.	12	1,461
Nippon Electric Glass Co. Ltd. (e)	10	55
Oracle Corp.	373	11,732
QUALCOMM Inc.	117	7,324
Rohm Co. Ltd.	15	488
Samsung Electronics Co. Ltd.	6	7,826
SanDisk Corp. (c)	70	3,057
SAP AG	12	862
Symantec Corp. (c)	77	1,383
Taiwan Semiconductor Manufacturing Co. Ltd.	437	1,345
TDK Corp. (e)	17	640
TE Connectivity Ltd.	4	126
Visa Inc. - Class A	41	5,464
Western Digital Corp.	3	125
Western Union Co.	4	77
Yahoo! Japan Corp. (e)	2	648
		126,943
MATERIALS - 4.8%
Agrium Inc.	3	279
Alcoa Inc.	63	561
Antofagasta Plc	89	1,820
Asahi Kasei Corp.	154	795
BASF SE	32	2,737
CF Industries Holdings Inc.	3	563
China Blue Chemical Ltd.	772	455
Crown Holdings Inc. (c)	17	608
Detour Gold Corp. (c)	28	791
Dow Chemical Co.	57	1,664
E.I. du Pont de Nemours & Co.	40	1,993
Eastman Chemical Co.	2	133
Eldorado Gold Corp.	117	1,782
FMC Corp.	83	4,595
Freeport-McMoRan Copper & Gold Inc.	31	1,236
Glencore International Plc (e)	90	500
Goldcorp Inc.	132	6,046
Hitachi Chemical Co. Ltd.	48	649
International Paper Co.	5	199
JSR Corp. (e)	40	656
Katanga Mining Ltd. (c)	12	5
Kinross Gold Corp.	127	1,301
Kinross Gold Corp.	19	196
Kuraray Co. Ltd. (e)	54	613
Lanxess AG	22	1,823
LG Chem Ltd.	4	206
Linde AG	18	3,107
Monsanto Co.	24	2,183
Newcrest Mining Ltd.	58	1,736
Newmont Mining Corp.	60	3,345
Orica Ltd.	30	778
Osisko Mining Corp. (c)	120	1,193
Polyus Gold International Ltd.	317	1,109
POSCO Inc.	2	588
POSCO Inc. - ADR (e)	8	650
Potash Corp. of Saskatchewan Inc.	75	3,276
PPG Industries Inc.	2	250
Praxair Inc.	7	734
PTT Global Chemical PCL	669	1,368
Rangold Resources Ltd. - ADR	16	1,961
Samsung Fine Chemicals Co. Ltd.	5	293
Shin-Etsu Chemical Co. Ltd.	52	2,900
Silver Wheaton Corp.	57	2,268
Sino-Forest Corp. (c) (f)	12	—
Sociedad Quimica y Minera de Chile SA - ADR	11	688
Stillwater Mining Co. (c)	46	545
Syngenta AG	11	4,235
Teck Cominco Ltd. - Class B	3	85
Ube Industries Ltd.	358	768
		66,266
TELECOMMUNICATION SERVICES - 3.6%
America Movil SAB de CV - ADR	98	2,482
AT&T Inc.	222	8,388
Axiata Group Bhd	1,262	2,679
BT Group Plc	612	2,283
CenturyLink Inc.	14	555
Chunghwa Telecom Co. Ltd.	236	755
Chunghwa Telecom Co. Ltd. - ADR	51	1,607
Crown Castle International Corp. (c)	14	899
Deutsche Telekom AG	190	2,341
Far EasTone Telecommunications Co. Ltd.	326	804
KDDI Corp.	24	1,823
Koninklijke KPN NV	124	948
KT Corp.	3	80
KT Corp. - ADR	50	781
Leap Wireless International Inc. (c) (e)	21	146
M1 Ltd.	164	367
MetroPCS Communications Inc. (c)	80	941
Millicom International Cellular SA - SDR	1	104
Nippon Telegraph & Telephone Corp.	41	1,965
NTT DoCoMo Inc. (e)	1	2,257

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Philippine Long Distance Telephone Co. - ADR	9	617
Rogers Communications Inc.	21	838
Singapore Telecommunications Ltd.	654	1,704
Swisscom AG	3	1,151
Telefonica Brasil SA - ADR	65	1,403
Telekom Malaysia Bhd	487	985
Telekomunikasi Indonesia Tbk PT	411	403
Telstra Corp. Ltd.	203	824
TELUS Corp.	6	352
Verizon Communications Inc.	101	4,606
Vodafone Group Plc	407	1,157
Vodafone Group Plc - ADR	59	1,692
Ziggo NV	53	1,813
		49,750
UTILITIES - 1.9%
AES Corp.	111	1,220
American Electric Power Co. Inc.	40	1,739
American Water Works Co. Inc.	25	929
Calpine Corp. (c)	99	1,719
China Resources Gas Group Ltd.	376	765
China Resources Power Holdings Co. Ltd.	418	914
CMS Energy Corp.	39	926
Companhia Energetica de Minas Gerais - ADR	63	768
Dominion Resources Inc.	22	1,166
Federal Hydrogenerating Co. JSC - ADR	298	776
Huaneng Power International Inc. (e)	536	406
National Grid Plc	256	2,820
NextEra Energy Inc.	47	3,279
Pampa Energia SA - ADR (c)	2	6
PPL Corp.	50	1,463
Scottish & Southern Energy Plc	107	2,409
Southern Co.	29	1,351
Tokyo Gas Co. Ltd.	406	2,232
Tractebel Energia SA	26	415
		25,303
Total Common Stocks (cost $706,375)		756,898

PREFERRED STOCKS - 1.1%
CONSUMER DISCRETIONARY - 0.3%
General Motors Co., 4.75% (e)	32	1,204
Volkswagen AG	18	3,224
		4,428
CONSUMER STAPLES - 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	30	1,328

FINANCIALS - 0.4%
Health Care REIT Inc., 6.50%, (callable at 100 beginning 04/20/18) (m)	20	1,087
HSBC Holdings Plc, 8.00%, (callable at 25 beginning 12/15/15) (e) (m)	31	880
Itau Unibanco Holding SA	80	1,208
Royal Bank of Scotland Group Plc, 6.40%, (callable at 25 beginning 11/09/12), Series M (m)	22	451
Royal Bank of Scotland Group Plc, 7.25%, (callable at 25 beginning 12/31/12), Series T (e) (m)	21	474
U.S. Bancorp, 6.00%, (callable at 25 beginning 04/15/17), Series G (e) (m)	13	364
U.S. Bancorp, 6.50%, (callable at 25 beginning 01/15/22) (m)	30	887
Wells Fargo & Co., Convertible Preferred, 7.50% (m)	1	829
		6,180
INDUSTRIALS - 0.1%
United Technologies Corp., 7.50%	12	690

UTILITIES - 0.2%
NextEra Energy Inc., 5.60%	24	1,249
PPL Corp., 9.50%	13	718
PPL Corp., 8.75% (e)	16	891
		2,858
Total Preferred Stocks (cost $14,822)		15,484

TRUST PREFERREDS - 0.3%

FINANCIALS - 0.2%
Citigroup Capital XIII, 7.88%	34	947
GMAC Capital Trust I, 8.13%	78	1,949
RBS Capital Funding Trust VII, 6.08%, (callable at 25 beginning 11/13/12), Series G (m)	14	248
		3,144
HEALTH CARE - 0.1%
Omnicare Capital Trust II, 4.00%	15	712

Total Trust Preferreds (cost $3,494)		3,856

WARRANTS - 0.0%
Ford Motor Co. (c)	13	13
Kinross Gold Corp. (c)	3	1
TFS Corp. Ltd. (c) (f)	475	42

Total Warrants (cost $38)		56

PURCHASED OPTIONS - 0.6%
Activison Blizzard Inc. Call Option, Strike Price 20, Expiration 01/18/14, GSI	94,199	9
Aetna Inc. Call Option, Strike Price 60, Expiration 01/18/14, GSI	68,369	42
Agnico-Eagle Mines Ltd. Call Option, Strike Price 85, Expiration 01/17/14, DUB	73,451	125
Alcoa Inc. Call Option, Strike Price 15, Expiration 01/18/14, GSI	170,163	25
Anadarko Petroleum Corp. Call Option, Strike Price 80, Expiration 01/19/13, DUB	929	186
AngloGold Ashanti Limited Call Option, Strike Price 65, Expiration 01/17/14, DUB	87,103	34
Apple Inc Call Option, Strike Price 635, Expiration 02/16/13	65	461
AutoZone, Inc. Call Option, Strike Price 550, Expiration 01/18/14, GSI	7,141	18
Bank of America Co. Call Option, Strike Price 17, Expiration 01/18/14, GSI	379,836	55
Barrick Gold Corp Call Option, Strike Price 80, Expiration 01/17/14, DUB	395,921	159
Best Buy Co. Call Option, Strike Price 30, Expiration 01/18/14, GSI	205,108	42
Boeing Co. Call Option, Strike Price 110, Expiration 01/18/14, GSI	60,773	17
Boston Scientific Corp. Call Option, Strike Price 10, Expiration 01/18/14, GSI	171,686	26
Brazil Bovespa Index Put Option, Strike Price BRL 55,389.31, Expiration 12/12/12, CSI	41	40
Brazil Bovespa Index Put Option, Strike Price BRL 55,478.72, Expiration 11/16/12, GSC	37	22
Bristol-Myers Squibb Co. Call Option, Strike Price 50, Expiration 01/18/14, GSI	170,166	10
Broadcom Corp. Call Option, Strike Price 55, Expiration 01/18/14, GSI	91,159	70
Caterpillar Inc. Call Option, Strike Price 135, Expiration 01/18/14, GSI	98,757	88

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Cisco Systems, Inc. Call Option, Strike Price 30, Expiration 01/18/14, GSI	379,836	59
Citigroup Inc. Call Option, Strike Price 50, Expiration 01/18/14, GSI	379,836	400
Coeur d’Alene Mines Corp. Call Option, Strike Price 40, Expiration 01/17/14, DUB	34,849	107
ConocoPhillips Put Option, Strike Price 55, Expiration 01/19/13	348	59
Consol Energy Inc. Put Option, Strike Price 29, Expiration 01/19/13	1,358	334
Corning Inc. Call Option, Strike Price 20, Expiration 01/18/14, GSI	189,915	51
Eldorado Gold Corp. Call Option, Strike Price 25, Expiration 01/17/14, DUB	103,416	110
EMC Corp. Call Option, Strike Price 40, Expiration 01/18/14, GSI	265,885	190
Endeavour Silver Corp. Call Option, Strike Price 20, Expiration 01/17/14, DUB	27,690	23
Euro Stoxx 50 Index Call Option, Strike Price EUR 2,360.84, Expiration 01/1/13, GSI	1,283	257
Euro versus USD Put Option, Strike Price EUR 1.31, Expiration 11/01/12, DUB	4,690,000	136
Euro versus USD Put Option, Strike Price EUR 1.20, Expiration 6/3/13, CSI	7,325,000	100
First Majestic Silver Corp. Call Option, Strike Price 35, Expiration 01/17/14, DUB	17,496	42
Freeport-McMoRan Copper & Gold Inc. Call Option, Strike Price 65, Expiration 01/18/14, GSI	205,108	131
General Electric Co. Call Option, Strike Price 35, Expiration 01/18/14, GSI	379,836	26
Gold Fields Ltd. Call Option, Strike Price 22, Expiration 01/17/14, DUB	213,797	69
Goldcorp Inc. Call Option, Strike Price 80, Expiration 01/17/14, DUB	247,547	307
GoldCorp. Inc. Call Option, Strike Price 40, Expiration 10/20/12	123	74
Halliburton Co. Call Option, Strike Price 55, Expiration 01/18/14, GSI	144,338	62
Harmony Gold Mining Co. Ltd. Call Option, Strike Price 15, Expiration 01/17/14, DUB	54,529	23
Hess Corp. Put Option, Strike Price 55, Expiration 01/19/13, DUB	138	65
Hewlett-Packard Co. Call Option, Strike Price 30, Expiration 01/18/14, GSI	379,836	98
Humana Inc. Call Option, Strike Price 105, Expiration 01/18/14, GSI	30,386	38
IAMGOLD Corp. Strike Price 30, Expiration 01/17/14, DUB	91,972	70
Intel Corp. Call Option, Strike Price 27, Expiration 10/20/12, GSC	435	—
Intel Corp. Call Option, Strike Price 40, Expiration 01/18/14, GSI	379,836	17
International Business Machines Corp. Call Option, Strike Price 295, Expiration 01/19/13, GSI	39,503	33
J.C. Penney Co. Inc. Call Option, Strike Price 55, Expiration 01/18/14, GSI	106,352	61
JPMorgan Chase & Co. Call Option, Strike Price 60, Expiration 01/18/14, GSI	379,836	130
Kinross Gold Corp. Call Option, Strike Price 20, Expiration 01/17/14, DUB	395,921	125
KOSPI 200 Index Put Option, Strike Price KRW 243.53, Expiration 12/12/13, CGM	59	65
Las Vegas Sands Corp. Call Option, Strike Price 80, Expiration 01/18/14, GSI	136,738	119
Lowe’s Co. Inc. Call Option, Strike Price 45, Expiration 01/18/14, GSI	303,869	90
Marvell Technology Group Ltd. Call Option, Strike Price 20, Expiration 01/18/14, GSI	220,305	21
MasterCard, Inc. Call Option, Strike Price 660, Expiration 01/18/14, GSI	11,395	70
McDonald’s Corp. Call Option, Strike Price 135, Expiration 01/18/14, GSI	68,370	15
Microsoft Corp. Call Option, Strike Price 45, Expiration 01/18/14, GSI	379,836	80
Monster Beverage Corp. Call Option, Strike Price 105, Expiration 01/18/14, GSI	53,177	61
NetApp Inc. Call Option, Strike Price 60, Expiration 01/18/14, GSI	124,586	77
New Gold Inc. Call Option, Strike Price 22, Expiration 01/17/14, DUB	58,659	43
Newmont Mining Corp. Call Option, Strike Price 90, Expiration 01/17/14, DUB	316,737	339
Nexen Inc. Call Option, Strike Price 19, Expiration 12/22/12	272	177
NovaGold Resources Inc. Call Option, Strike Price 12, Expiration 01/17/14, DUB	54,207	23
Oracle Corp. Put Option, Strike Price 32, Expiration 10/20/12	246	23
Pan American Silver Corp. Call Option, Strike Price 50, Expiration 01/17/14, DUB	98,904	69
Priceline.com Inc. Call Option, Strike Price 1,000, Expiration 01/18/14, GSI	15,193	221
Qualcomm Inc. Call Option, Strike Price 95, Expiration 01/18/14, GSI	151,932	122
Randgold Resources Ltd. Call Option, Strike Price 165, Expiration 01/17/14, DUB	13,351	120
Royal Gold Inc. Call Option, Strike Price 125, Expiration 01/17/14, DUB	13,156	113
Russell 2000 Index Put Option, Strike Price 753.98, Expiration 11/16/12, BNP	3,004	14
Russell 2000 Index Put Option, Strike Price 759.04, Expiration 12/21/12, JPM	2,984	33
Russell 2000 Index Put Option, Strike Price 781.49, Expiration 01/18/13, JPM	2,171	45
Russell 2000 Index Put Option, Strike Price 782.61, Expiration 02/15/13, BNP	2,168	56
Russell 2000 Index Put Option, Strike Price 804.79, Expiration 10/19/12, JPM	1,123	5
S&P 500 Index Put Option, Strike Price 1,435, Expiration 12/22/12	38	156
S&P 500 Index Put Option, Strike Price 1,445, Expiration 12/22/12	34	151
S&P 500 Index Put Option, Strike Price 1,455, Expiration 12/22/12	31	153
Safeway Inc. Call Option, Strike Price 25, Expiration 01/18/14, GSI	91,159	27
Seabridge Gold Inc. Call Option, Strike Price 30, Expiration 01/17/14, DUB	8,663	16
Silver Standard Resources Inc. Call Option, Strike Price 30, Expiration 01/17/14, DUB	24,214	27
Silver Wheaton Corp. Call Option, Strike Price 55, Expiration 01/17/14, DUB	99,325	374
Silvercorp Metals Inc. Call Option, Strike Price 15, Expiration 01/17/14, DUB	56,485	16
SPDR Gold Trust Call Option, Strike Price 175, Expiration 12/22/12	257	108
Staples Inc. Call Option, Strike Price 20, Expiration 01/18/14, GSI	334,256	60
Starwood Hotels & Resorts Call Option, Strike Price 85, Expiration 01/18/14, GSI	22,790	39
Stillwater Mining Co. Call Option, Strike Price 25, Expiration 01/17/14, DUB	63,347	40
Taiwan Taiex Index Call Option, Strike Price TWD 7,057, Expiration 12/18/13, JPM	142	124

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Taiwan Taiex Index Call Option, Strike Price TWD 7,249.48, Expiration 12/18/13, CIT	211	161
Taiwan Taiex Index Call Option, Strike Price TWD 7,398.5, Expiration 09/20/13, CGM	6,009	124
United Health Group Inc. Call Option, Strike Price 85, Expiration 01/18/14, GSI	75,966	38
United Technologies Corp. Call Option, Strike Price 120, Expiration 01/18/14, GSI	57,735	13
Visa Inc. Call Option, Strike Price 190, Expiration 01/18/14, GSI	34,944	71
Western Union Co. Call Option, Strike Price 25, Expiration 01/18/14, GSI	53,177	13
Yahoo! Inc. Call Option, Strike Price 25, Expiration 01/18/14, GSI	265,880	84
Yamana Gold Inc. Call Option, Strike Price 30, Expiration 01/17/14, DUB	237,746	208
Yum! Brands Inc. Call Option, Strike Price 100, Expiration 01/18/14, GSI	53,177	26

Total Purchased Options (cost $10,665)		8,656

INVESTMENT COMPANIES - 2.7%
ETFS Gold Trust (c)	16	2,744
ETFS Physical Palladium Trust (c)	10	605
ETFS Platinum Trust (c)	8	1,329
iShares Comex Gold Trust Fund (a) (c)	435	7,518
SPDR Gold Trust (c)	145	25,007
Vinaland Ltd.	57	25

Total Investment Companies (cost $35,882)		37,228

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.0%
Banc of America Large Loan Inc. REMIC, 1.97%, 11/15/15 (i) (e) (r)	$535	535

Total Non-U.S. Government Agency Asset-Backed Securities (cost $506)		535

CORPORATE BONDS AND NOTES - 5.8%

CONSUMER DISCRETIONARY - 0.4%
Cablevision Systems Corp., 5.88%, 09/15/22	503	500
CCO Holdings LLC, 5.25%, 09/30/22 (e)	1,579	1,587
Daimler Finance North America LLC, 1.30%, 07/31/15 (r)	251	252
Delta Topco Ltd., 10.00%, 11/24/16 (f) (q)	2,107	2,002
Nara Cable Funding Ltd.
8.88%, 12/01/18 (r), EUR	340	400
8.88%, 12/01/18 (e) (r)	400	359
		5,100
CONSUMER STAPLES - 0.3%
Anheuser-Busch InBev Worldwide Inc., 1.38%, 07/15/17	539	546
BAT International Finance Plc, 2.13%, 06/07/17 (r)	750	767
Celestial Nutrifoods Ltd., 0.00%, 06/12/11 (c) (d) (f) (q), SGD	400	10
China Milk Products Group Ltd. Convertible Bond, 0.00%, 01/05/12 (c) (d) (f) (q)	100	20
Olam International Ltd., 6.00%, 10/15/16	1,500	1,678
REI Agro Ltd.
5.50%, 11/13/14 (q)	628	445
5.50%, 11/13/14 (q)	185	131
		3,597
ENERGY - 0.5%
Bumi Investment Pte Ltd., 10.75%, 10/06/17 (r)	451	350
China Petroleum & Chemical Corp. Convertible Bond, 0.00%, 04/24/14 (j) (q), HKD	1,970	297
Consol Energy Inc., 8.00%, 04/01/17 (e)	1,207	1,261
EquiPower Resources Holdings LLC Term Loan, 6.50%, 12/29/18 (i)	425	429
Essar Energy Investment Ltd., 4.25%, 02/01/16 (f) (r)	700	434
Linn Energy LLC, 7.75%, 02/01/21 (e)	508	537
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	631	709
OGX Petroleo e Gas Participacoes SA, 8.50%, 06/01/18 (e) (r)	1,308	1,177
Petrobras International Finance Co., 3.50%, 02/06/17	731	764
Reliance Holdings USA Inc.
4.50%, 10/19/20 (r)	525	538
5.40%, 02/14/22 (e) (r)	250	266
TNK-BP Finance SA
7.50%, 07/18/16 (q)	100	116
7.50%, 07/18/16 (r)	275	318
		7,196
FINANCIALS - 2.9%
Ally Financial Inc., 4.50%, 02/11/14	570	583
American Express Credit Corp.
1.75%, 06/12/15	780	798
2.38%, 03/24/17 (e)	775	815
Banco Bradesco SA, 4.50%, 01/12/17 (r)	1,059	1,128
Banco Del Estado De Chile, 2.03%, 04/02/15	950	968
Banco Santander Chile, 2.44%, 02/14/14 (i) (r)	450	443
Bank of Nova Scotia, 2.55%, 01/12/17 (e)	1,025	1,085
CapitaLand Ltd.
2.10%, 11/15/16, SGD	1,750	1,426
3.13%, 03/05/18, SGD	1,250	1,082
2.95%, 06/20/22 (e) (q), SGD	3,000	2,386
Citigroup Funding Inc. - 0.00%, 11/27/12 (j)	1,500	1,498
Commonwealth Bank of Australia, 1.90%, 09/18/17	815	817
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.38%, 01/19/17	1,105	1,173
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41 (q)	406	413
Credit Suisse Group Guernsey V Ltd., 4.00%, 03/29/13 (r), CHF	775	1,016
Dana Gas Sukuk Ltd., 7.50%, 10/31/12 (e)	5,840	4,468
Deutsche Bank Capital Funding Trust VII, 5.63%, (callable at 100 beginning 01/19/16) (e) (m) (r)	89	83
Ford Motor Credit Co. LLC
7.00%, 04/15/15	320	358
6.63%, 08/15/17	200	232
General Electric Capital Corp.
6.25% (callable at 100 beginning 12/15/22), Series B (m)	1,300	1,372
5.63%, 05/01/18	827	975
GNL Quintero SA Term Loan, 1.36%, 06/20/23 (f) (i) (q)	1,089	917
Hyundai Capital America
1.63%, 10/02/15 (r)	338	338
2.13%, 10/02/17 (r)	530	530
ICICI Bank Ltd., 4.70%, 02/21/18 (r)	402	418
JPMorgan Chase Bank NA, 0.73%, 06/13/16 (i)	1,000	964
Keppel Land Ltd., 2.50%, 06/23/13, SGD	400	327
Lloyds TSB Bank Plc, 13.00%, (callable at 100 beginning 01/22/29) (m), GBP	1,500	3,167
National Australia Bank Ltd., 2.00%, 06/20/17 (r)	1,250	1,284
NB Capital Trust II, 7.83%, 12/15/26	50	51

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Nordea Bank AB, 3.13%, 03/20/17 (e) (r)	735	769
Numericable Finance & Co., 12.38%, 02/15/19 (r), EUR	100	138
Oversea-Chinese Banking Corp. Ltd., 1.63%, 03/13/15 (r)	634	641
Paka Capital Ltd., 0.74%, 03/12/13	200	205
Pyrus Ltd.
7.50%, 12/20/15 (q)	400	434
7.50%, 12/20/15 (q)	600	651
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22 (q)	800	856
TNK-BP Finance SA, 6.63%, 03/20/17 (r)	468	533
Toronto-Dominion Bank, 2.38%, 10/19/16	867	912
UBS AG, 5.88%, 12/20/17	600	710
Wharf Finance Ltd., 2.30%, 06/07/14, HKD	8,000	1,030
Ying Li International Real Estate Ltd., 4.00%, 03/03/15 (q), SGD	750	623
Zeus Capital Ltd., 0.01%, 08/19/13 (q), JPY	96,000	1,209
Zeus Cayman II, 0.01%, 08/18/16 (q), JPY	50,000	650
		40,476
HEALTH CARE - 0.7%
Bio City Development Co. BV, 8.00%, 07/06/18 (f) (q)	600	598
Capsugel FinanceCo SCA, 9.88%, 08/01/19 (r), EUR	150	216
DaVita Inc.
6.38%, 11/01/18 (e)	384	410
6.63%, 11/01/20 (e)	466	498
DJO Finance LLC, 9.75%, 10/15/17	80	68
Gilead Sciences Inc.
0.63%, 05/01/13	115	200
1.63%, 05/01/16	1,060	1,658
Hologic Inc., 2.00%, 12/15/37 (k)	2,159	2,421
Hypermarcas SA, 6.50%, 04/20/21 (r)	385	404
Mylan Inc., 3.75%, 09/15/15	1,308	2,504
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	15	15
		8,992
INDUSTRIALS - 0.2%
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	539	572
Inversiones Alsacia SA, 8.00%, 08/18/18 (q)	622	638
Navistar International Corp. Term Loan, 7.00%, 08/15/17 (i)	190	192
Odebrecht Finance Ltd., 5.13%, 06/26/22 (e) (r)	454	483
Suzlon Energy Ltd. Convertible Bond
0.00%, 10/11/12 (j) (q)	483	652
0.00%, 07/25/14 (j) (q)	482	410
Viterra Inc., 5.95%, 08/01/20 (r)	163	177
		3,124
INFORMATION TECHNOLOGY - 0.2%
Electronic Arts Inc., 0.75%, 07/15/16	582	531
SunGard Data Systems Inc., 7.38%, 11/15/18 (e)	570	611
Take-Two Interactive Software Inc.
4.38%, 06/01/14	368	447
1.75%, 12/01/16 (r)	1,062	992
		2,581
MATERIALS - 0.3%
Building Materials Corp. of America, 6.88%, 08/15/18 (r)	267	286
Crown Cork & Seal Co. Inc., 7.50%, 12/15/96	68	60
Essar Steel Algoma Inc. Term Loan, 0.00%, 09/18/14 (i)	388	389
FMG Resources August 2006 Pty Ltd., 6.00%, 04/01/17 (r)	451	420
New World Resources NV, 7.88%, 05/01/18 (q), EUR	355	449
Texas Industries Inc., 9.25%, 08/15/20	933	989
TFS Corp. Ltd., 11.00%, 07/15/18 (q)	1,284	1,220
		3,813
TELECOMMUNICATION SERVICES - 0.3%
British Telecommunications Plc, 1.50%, 12/20/13 (i)	296	298
Colombia Telecomunicaciones SA ESP, 5.38%, 09/27/22 (e) (r)	466	473
Cricket Communications Inc., 7.75%, 10/15/20 (e)	658	642
Hughes Satellite Systems Corp.
6.50%, 06/15/19 (e)	506	541
7.63%, 06/15/21 (e)	149	165
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e)	1,100	1,191
OTE Plc, 7.25%, 04/08/14, EUR	100	109
Portugal Telecom International Finance BV, 4.13%, 08/28/14, EUR	350	446
Vodafone Group Plc Term Loan, 6.25%, 07/11/16 (i) (q)	214	220
		4,085
UTILITIES - 0.0%
Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (r)	20	10
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15 (i) (q)	225	225
		235
Total Corporate Bonds and Notes (cost $76,722)		79,199

GOVERNMENT AND AGENCY OBLIGATIONS - 14.6%

GOVERNMENT SECURITIES - 14.6%
Sovereign - 8.3%
Australia Government Bond
4.75%, 11/15/12, AUD	798	829
5.50%, 12/15/13 - 04/21/23, AUD	15,099	18,532
5.75%, 05/15/21 - 07/15/22, AUD	7,141	9,083
Brazil Notas do Tesouro Nacional
6.00%, 05/15/15, BRL	2,225	2,644
10.00%, 01/01/17 - 01/01/21, BRL	29,605	15,338
Bundesrepublik Deutschland
4.25%, 07/04/17, EUR	9,574	14,509
3.50%, 07/04/19, EUR	7,545	11,373
Canadian Government Bond
4.00%, 06/01/16, CAD	1,551	1,735
1.50%, 03/01/17, CAD	2,328	2,391
3.50%, 06/01/20, CAD	1,873	2,171
Hong Kong Government Bond
4.13%, 02/22/13, HKD	7,500	982
2.03%, 03/18/13, HKD	12,550	1,632
1.67%, 03/24/14, HKD	2,400	316
3.51%, 12/08/14, HKD	12,000	1,657
1.69%, 12/22/14, HKD	5,800	771
Malaysia Government Bond
3.21%, 05/31/13, MYR	7,851	2,572
3.46%, 07/31/13, MYR	4,747	1,559
5.09%, 04/30/14, MYR	7,723	2,606
Netherlands Government Bond, 1.00%, 02/24/17 (r)	1,496	1,506
Switzerland Government Bond
2.25%, 07/06/20, CHF	720	877
2.00%, 04/28/21 - 05/25/22, CHF	960	1,158

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
United Kingdom Treasury Bond
4.00%, 09/07/16, GBP	1,262	2,321
4.75%, 03/07/20, GBP	8,449	17,128
Vnesheconombank Via VEB Finance Plc, 6.03%, 07/05/22 (e) (r)	500	557
		114,247
Treasury Inflation Index Securities - 0.1%
Poland Government Treasury Inflation Indexed Bond, 3.00%, 08/24/16 (n), PLN	5,634	1,836

U.S. Treasury Securities - 6.2%
U.S. Treasury Note
2.50%, 03/31/15	8,950	9,446
2.25%, 03/31/16	13,577	14,459
0.63%, 09/30/17	7,253	7,252
1.38%, 09/30/18	7,149	7,375
1.00%, 09/30/19, TBA (g)	3,718	3,704
3.50%, 05/15/20	22,348	26,166
2.63%, 08/15/20	11,115	12,288
2.00%, 11/15/21	1,949	2,034
1.75%, 05/15/22	2,205	2,235
		84,959
Total Government and Agency Obligations (cost $196,845)		201,042

SHORT TERM INVESTMENTS - 25.5%
Securities Lending Collateral - 4.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	62,472	62,472

Treasury Securities - 21.0%
Canadian Treasury Bill, 0.99%, 11/08/12, CAD	6,500	6,605
German Treasury Bill
0.00%, 12/05/12 (j), EUR	1,415	1,819
0.00%, 01/09/13 (j), EUR	808	1,038
0.00%, 01/23/13 (j), EUR	808	1,039
Japan Treasury Bill
0.00%, 10/15/12, JPY	250,000	3,203
0.00%, 11/09/12, JPY	200,000	2,562
0.00%, 12/10/12, JPY	160,000	2,050
0.00%, 01/16/13, JPY	280,000	3,587
Mexican Cetes
0.34%, 11/15/12, MXN	46,757	3,613
0.34%, 12/13/12, MXN	53,015	4,081
Singapore Treasury Bill
0.15%, 10/25/12, SGD	6,446	5,252
0.16%, 01/10/13, SGD	1,184	964
0.16%, 01/24/13, SGD	2,802	2,281
0.23%, 02/07/13, SGD	4,400	3,581
U.S. Treasury Bill
0.14%, 10/04/12	$11,060	11,060
0.09%, 10/11/12	13,270	13,270
0.11%, 10/18/12	4,250	4,250
0.14%, 10/25/12	3,450	3,450
0.14%, 11/01/12 (e)	53,350	53,347
0.10%, 11/08/12	15,350	15,349
0.13%, 11/15/12	14,125	14,123
0.14%, 11/23/12	25,420	25,418
0.10%, 12/06/12	32,990	32,985
0.11%, 12/13/12	37,700	37,694
0.11%, 12/20/12	19,155	19,151
0.06%, 01/03/13	11,300	11,298
0.05%, 01/10/13	5,200	5,199
		288,269
Total Short Term Investments (cost $349,976)		350,741

Total Investments - 105.7% (cost $1,395,325)		1,453,695
Other Assets and Liabilities, Net - (5.7%) (o)		(78,743)
Total Net Assets - 100.0%		$1,374,952

JNL/Brookfield Global Infrastructure Fund

COMMON STOCKS - 99.3%

CONSUMER DISCRETIONARY - 0.8%
Eutelsat Communications Group SA	59	$1,889

ENERGY - 42.7%
Access Midstream Partners LP	199	6,594
Cheniere Energy Inc. (c)	69	1,079
Enbridge Inc. (e)	253	9,881
Energy Transfer Equity LP	132	5,968
Enterprise Products Partners LP	131	6,997
EQT Midstream Partners LP	84	2,411
Inergy LP	256	4,880
Keyera Corp. (e)	51	2,481
Kinder Morgan Inc.	315	11,177
Magellan Midstream Partners LP	36	3,114
MarkWest Energy Partners LP	92	5,015
Pembina Pipeline Corp. (e)	129	3,628
Plains All American Pipeline LP	66	5,804
Spectra Energy Corp.	276	8,106
Sunoco Logistics Partners LP	135	6,283
Targa Resources Partners LP	30	1,269
TransCanada Corp. (e)	272	12,374
Veresen Inc. (e)	91	1,196
Williams Cos. Inc.	218	7,637
		105,894
FINANCIALS - 4.3%
American Tower Corp. (e)	150	10,681

INDUSTRIALS - 12.1%
Abertis Infraestructuras SA	351	5,173
Beijing Enterprises Holdings Ltd. (e)	295	1,963
DP World Ltd.	219	2,513
Ferrovial SA	401	5,220
Flughafen Zuerich AG	9	3,650
Fraport AG Frankfurt Airport Services Worldwide	32	1,875
Groupe Eurotunnel SA	863	6,080
Transurban Group	584	3,620
		30,094
TELECOMMUNICATION SERVICES - 5.0%
Crown Castle International Corp. (c)	136	8,695
SBA Communications Corp. (c)	60	3,743
		12,438
UTILITIES - 34.4%
American Water Works Co. Inc.	66	2,446
CenterPoint Energy Inc.	175	3,723
China Resources Gas Group Ltd.	629	1,282
Consolidated Edison Inc.	57	3,422
Hong Kong & China Gas Co. Ltd.	1,511	3,819
National Grid Plc	1,101	12,139
NiSource Inc.	142	3,630
Northeast Utilities	99	3,766
Oneok Inc.	155	7,492

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
PG&E Corp.	200	8,521
Sempra Energy	113	7,269
Severn Trent Plc	136	3,676
Snam Rete Gas SpA	975	4,327
Southwest Gas Corp.	83	3,653
Spark Infrastructure Group	729	1,229
Tokyo Gas Co. Ltd.	1,171	6,438
Transmissora Alianca de Energia Eletrica SA (q)	53	1,870
United Utilities Group Plc	428	4,950
WGL Holdings Inc.	43	1,727
		85,379
Total Common Stocks (cost $225,417)		246,375

SHORT TERM INVESTMENTS - 10.6%
Investment Company - 1.6%
JNL Money Market Fund, 0.06% (a) (h)	3,879	3,879

Securities Lending Collateral - 9.0%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	22,382	22,382

Total Short Term Investments (cost $26,261)		26,261

Total Investments - 109.9% (cost $251,678)		272,636
Other Assets and Liabilities, Net - (9.9%)		(24,454)
Total Net Assets - 100.0%		$248,182

JNL/Capital Guardian Global Balanced Fund

COMMON STOCKS - 63.4%

CONSUMER DISCRETIONARY - 7.4%
Amazon.com Inc. (c)	1	$356
Anhanguera Educacional Participacoes SA	23	386
Bajaj Auto Ltd.	35	1,217
Bayerische Motoren Werke AG	8	557
Carnival Corp.	24	856
Coach Inc.	20	1,137
Comcast Corp. - Class A	23	830
Compagnie Financiere Richemont SA	14	820
Daimler AG	29	1,415
Darden Restaurants Inc.	14	781
Denso Corp.	19	584
Discovery Communications Inc. - Class A (c)	24	1,419
Dollar General Corp. (c)	7	340
Dongfeng Motor Group Co. Ltd.	610	709
DreamWorks Animation SKG Inc. - Class A (c) (e)	25	477
Fast Retailing Co. Ltd.	3	697
Gannett Co. Inc.	78	1,379
GKN Plc (q)	590	2,052
Hennes & Mauritz AB - Class B	32	1,131
Home Depot Inc.	54	3,230
Hyundai Mobis	6	1,554
Li & Fung Ltd. (e)	326	503
Li Ning Co. Ltd. (c) (e)	199	105
New Oriental Education & Technology Group - ADR	18	298
Nike Inc. - Class B	8	788
Sanrio Co. Ltd.	—	11
SES SA - FDR - Class A	57	1,537
Signet Jewelers Ltd.	26	1,258
Sirius XM Radio Inc. (c)	233	606
Starbucks Corp.	11	568
Swatch Group AG	1	208
Swatch Group AG	1	35
Tiffany & Co.	23	1,411
Time Warner Cable Inc.	6	561
Walt Disney Co.	8	418
		30,234
CONSUMER STAPLES - 3.9%
Ajinomoto Co. Inc.	186	2,913
Coca-Cola Amatil Ltd.	53	741
Danone SA	6	395
Hypermarcas SA (c)	97	706
Imperial Tobacco Group Plc	53	1,971
Nestle SA	65	4,083
Olam International Ltd. (e)	199	330
Pernod-Ricard SA	43	4,782
SABMiller Plc	2	92
Tingyi Cayman Islands Holding Corp.	22	66
		16,079
ENERGY - 5.7%
BG Group Plc	55	1,109
Cameco Corp. (e)	58	1,124
Cenovus Energy Inc.	46	1,588
Chevron Corp.	13	1,504
China Petroleum & Chemical Corp. - Class H	1,626	1,508
Cobalt International Energy Inc. (c)	67	1,490
EnCana Corp.	9	200
EnCana Corp. (e)	54	1,189
Ensco Plc - Class A	14	758
Fugro NV	14	979
Gazprom OAO - ADR	99	995
Gazprom OAO - ADR	1	10
Halliburton Co.	99	3,345
Lukoil OAO - ADR	20	1,229
Noble Energy Inc.	17	1,613
Oil Search Ltd.	83	635
Petroleo Brasileiro SA - ADR	1	27
Royal Dutch Shell Plc - Class A	24	831
Schlumberger Ltd.	17	1,226
SeaDrill Ltd.	11	416
Tullow Oil Plc	60	1,332
WorleyParsons Ltd.	15	438
		23,546
FINANCIALS - 12.4%
ACE Ltd.	32	2,381
AFLAC Inc.	16	766
AIA Group Ltd. (q)	1,151	4,265
Allstate Corp.	8	333
American Tower Corp.	55	3,919
Aon Plc - Class A	18	920
Azrieli Group	23	487
Banco Bradesco SA - ADR	62	995
Bank Mandiri Persero Tbk PT	383	327
Bank of China Ltd. - Class H	810	307
Bank Pekao SA	3	130
Barclays Plc	280	971
BB&T Corp.	77	2,537
BlackRock Inc.	15	2,639
BNP Paribas	27	1,272
China Life Insurance Co. Ltd.	139	400
CME Group Inc.	19	1,112
DBS Group Holdings Ltd.	53	625
Goldman Sachs Group Inc.	18	2,046
Grupo Financiero Inbursa SA	383	1,078
Hana Financial Group Inc.	28	858
HSBC Holdings Plc	288	2,677
HSBC Holdings Plc	100	926

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
ICICI Bank Ltd.	28	553
Industrial & Commercial Bank of China - Class H	4,004	2,349
Intact Financial Corp.	3	177
JPMorgan Chase & Co.	40	1,607
Kotak Mahindra Bank Ltd.	108	1,325
Link Real Estate Investment Trust (e)	170	803
Marsh & McLennan Cos. Inc.	75	2,535
NYSE Euronext	7	165
Progressive Corp.	16	326
QBE Insurance Group Ltd. (e)	23	310
Sampo Oyj - Class A	64	2,002
Sberbank of Russia - ADR	182	2,146
Sberbank of Russia - GDR (f) (q)	51	601
Standard Chartered Plc	26	582
Sumitomo Mitsui Financial Group Inc. (e)	39	1,215
Svenska Handelsbanken - Class A	24	901
Vienna Insurance Group	4	174
Weyerhaeuser Co.	41	1,074
		50,816
HEALTH CARE - 8.3%
Allergan Inc.	6	549
Baxter International Inc.	17	1,036
Bayer AG	47	4,079
Bristol-Myers Squibb Co.	180	6,062
Cerner Corp. (c)	17	1,324
Elan Corp. Plc (c)	5	57
Elan Corp. Plc - ADR (c)	105	1,121
Express Scripts Holding Co. (c)	35	2,175
Gilead Sciences Inc. (c)	116	7,708
Novo-Nordisk A/S - Class B	7	1,174
Roche Holding AG	10	1,855
Seattle Genetics Inc. (c) (e)	112	3,013
Shandong Weigao Group Medical Polymer Co. Ltd. - Class H	340	437
Shire Plc	45	1,322
Shire Plc - ADR	4	328
Sonova Holding AG	6	600
Sysmex Corp. (e)	29	1,385
		34,225
INDUSTRIALS - 7.9%
Adani Enterprises Ltd.	135	513
Andritz AG	23	1,303
Assa Abloy AB - Class B	46	1,477
Beijing Enterprises Holdings Ltd. (e)	228	1,514
Bilfinger SE	11	986
Caterpillar Inc.	32	2,745
Cia de Concessoes Rodoviarias	59	525
Danaher Corp.	40	2,223
Eaton Corp. (e)	74	3,511
Enka Insaat ve Sanayi A/S	91	228
Fanuc Ltd.	4	708
Firstgroup Plc	48	186
General Electric Co.	23	527
Impulsora del Desarrollo y El Empleo en America Latina SAB de CV (c)	166	275
Iron Mountain Inc.	9	290
Jacobs Engineering Group Inc. (c)	34	1,367
Jardine Matheson Holdings Ltd.	11	636
Kubota Corp. (e)	28	283
Mitsubishi Corp.	16	288
Nielsen Holdings NV (c)	28	833
Norfolk Southern Corp.	29	1,864
Progressive Waste Solutions Ltd.	71	1,463
Sany Heavy Equipment International Holdings Co. Ltd.	589	319
Schneider Electric SA	43	2,515
Siemens AG	17	1,700
SMC Corp. (e)	10	1,609
Sumitomo Corp. (e)	97	1,302
Sumitomo Electric Industries Ltd.	60	638
United Technologies Corp.	11	822
		32,650
INFORMATION TECHNOLOGY - 9.3%
Accenture Plc - Class A	16	1,107
Apple Inc.	5	3,136
ASML Holding NV	50	2,674
Asustek Computer Inc.	126	1,359
Broadcom Corp. - Class A	59	2,044
Daum Communications Corp.	13	1,293
Delta Electronics Inc.	166	640
Flextronics International Ltd. (c)	72	433
Freescale Semiconductor Holdings I Ltd. (c) (e)	29	278
Gemalto NV	4	382
Genpact Ltd.	170	2,829
Google Inc. - Class A (c)	6	4,753
Hamamatsu Photonics KK	14	491
Hewlett-Packard Co.	21	351
International Business Machines Corp.	5	1,100
Juniper Networks Inc. (c)	89	1,523
Keyence Corp.	3	785
Murata Manufacturing Co. Ltd. (e)	49	2,603
Oracle Corp.	65	2,059
Oracle Corp. Japan	23	1,200
Parametric Technology Corp. (c)	30	650
Premier Farnell Plc	217	605
QUALCOMM Inc.	6	375
Samsung Electronics Co. Ltd.	2	2,070
Samsung Electronics Co. Ltd. - GDR	1	463
TDK Corp. (e)	10	357
Trend Micro Inc. (e)	4	114
Visa Inc. - Class A	13	1,732
Yandex NV - Class A (c)	28	680
		38,086
MATERIALS - 3.8%
Air Products & Chemicals Inc.	7	554
Alacer Gold Corp.	20	149
Allegheny Technologies Inc.	30	970
Anglo American Plc	10	280
Barrick Gold Corp.	4	155
Barrick Gold Corp.	18	739
Centerra Gold Inc.	29	359
Cliffs Natural Resources Inc. (e)	14	536
Glencore International Plc (e)	36	198
Holcim Ltd.	10	630
Iluka Resources Ltd. (e)	27	276
Inmet Mining Corp.	19	922
Koninklijke DSM NV	25	1,224
Lee & Man Paper Manufacturing Ltd. (e)	1,471	641
Mondi Plc	119	1,214
Monsanto Co.	33	2,958
OCI Co. Ltd.	3	486
Petra Diamonds Ltd. (c)	98	186
Rio Tinto Plc	6	271
Syngenta AG	7	2,455
Vale SA - ADR	10	179
Xstrata Plc	15	236
		15,618
TELECOMMUNICATION SERVICES - 4.4%
AT&T Inc.	72	2,703
Bharti Airtel Ltd.	85	427

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
China Mobile Ltd.	46	510
Deutsche Telekom AG	41	507
HKT Ltd. (q)	1,478	1,253
Koninklijke KPN NV	6	45
Magyar Telekom Telecommunications Plc	63	121
Oi SA	59	284
Oi SA - ADR (e)	19	94
Oi SA - ADR (e)	256	1,028
Rostelecom OJSC - ADR (e)	10	250
Singapore Telecommunications Ltd.	183	476
SK Telecom Co. Ltd.	13	1,705
SoftBank Corp.	169	6,821
Telekomunikacja Polska SA	204	1,049
Telstra Corp. Ltd.	34	137
TELUS Corp.	4	263
Verizon Communications Inc.	11	515
		18,188
UTILITIES - 0.3%
Cia de Saneamento Basico do Estado de Sao Paulo	5	220
Cia de Saneamento Basico do Estado de Sao Paulo - ADR	1	105
Cia de Saneamento de Minas Gerais	7	148
National Grid Plc	79	875
		1,348
Total Common Stocks (cost $233,536)		260,790

PREFERRED STOCKS - 0.5%

INFORMATION TECHNOLOGY - 0.0%
ASAT Holdings Ltd., 13.00% (f)	7	—

MATERIALS - 0.3%
Fuchs Petrolub AG	16	1,007

TELECOMMUNICATION SERVICES - 0.2%
Oi SA	247	994

Total Preferred Stocks (cost $2,329)		2,001

CORPORATE BONDS AND NOTES - 6.3%

CONSUMER DISCRETIONARY - 0.6%
Altegrity Inc., 10.50%, 11/01/15 (q)	$200	174
CCO Holdings LLC, 7.25%, 10/30/17 (e)	400	436
Comcast Corp., 5.88%, 02/15/18	250	304
MGM Resorts International, 5.88%, 02/27/14	350	364
Michaels Stores Inc., 7.75%, 11/01/18	550	590
Nextel Communications Inc., 7.38%, 08/01/15	300	301
Toys R Us Property Co. II LLC, 8.50%, 12/01/17 (e)	200	216
		2,385
CONSUMER STAPLES - 0.5%
Anheuser-Busch InBev NV, 8.63%, 01/30/17, EUR	425	715
Imperial Tobacco Finance Plc, 8.38%, 02/17/16, EUR	250	392
Reynolds Group Issuer Inc., 7.88%, 08/15/19	325	351
Tesco Plc, 5.50%, 01/13/33, GBP	300	547
		2,005
ENERGY - 0.4%
Kinder Morgan Energy Partners LP, 6.00%, 02/01/17	200	235
Petroleos Mexicanos, 6.50%, 06/02/41	55	68
TransCanada Pipelines Ltd., 6.50%, 08/15/18	475	596
Transocean Inc., 5.05%, 12/15/16	350	391
Williams Partners LP, 5.25%, 03/15/20	350	406
		1,696
FINANCIALS - 2.8%
Aviva Plc, 5.25%, 10/02/23 (i), EUR	150	191
Bank of America Corp., 5.75%, 12/01/17	180	207
Barclays Bank Plc, 5.13%, 01/08/20	285	320
Berkshire Hathaway Finance Corp., 3.00%, 05/15/22	275	285
BNP Paribas, 5.00%, 01/15/21	500	553
CEVA Group Plc, 8.38%, 12/01/17 (q)	400	386
Enel Finance International SA, 3.88%, 10/07/14 (q)	300	308
Eurohypo AG, 4.50%, 01/21/13, EUR	100	130
European Investment Bank, 4.63%, 04/15/20, EUR	1,050	1,627
General Electric Capital European Funding, 5.38%, 01/23/20, EUR	250	382
Goldman Sachs Group Inc., 5.25%, 07/27/21	575	634
HSBC Bank Plc, 4.13%, 08/12/20 (e) (q)	625	688
JPMorgan Chase & Co., 3.25%, 09/23/22	675	684
Kimco Realty Corp., 5.58%, 11/23/15 (e)	325	359
Lloyds TSB Bank Plc, 6.50%, 03/24/20, EUR	500	647
Merrill Lynch & Co. Inc., 4.63%, 09/14/18, EUR	250	320
Morgan Stanley, 5.50%, 07/28/21 (e)	200	219
Nordea Hypotek AB, 4.00%, 06/18/14, SEK	2,600	413
ProLogis Inc., 7.38%, 10/30/19	600	743
Realogy Corp., 7.88%, 02/15/19 (q)	275	289
Royal Bank of Scotland Plc
4.38%, 07/13/16, EUR	250	361
5.50%, 03/23/20, EUR	250	379
Standard Chartered Bank, 6.40%, 09/26/17 (q)	300	342
Standard Chartered Plc, 3.85%, 04/27/15 (q)	225	237
UBS AG, 4.88%, 08/04/20	345	386
Westfield Europe Finance Plc., 5.50%, 06/27/17, GBP	150	273
Zurich Finance USA Inc., 5.75%, 10/02/23 (i), EUR	100	132
		11,495
HEALTH CARE - 0.7%
Bausch & Lomb Inc., 9.88%, 11/01/15	200	206
HCA Inc., 6.38%, 01/15/15 (e)	500	539
Merck & Co. Inc.
5.38%, 10/01/14, EUR	350	492
6.00%, 09/15/17	475	588
Pfizer Inc., 6.20%, 03/15/19	400	509
Roche Holdings Inc., 6.00%, 03/01/19 (l) (q)	400	502
		2,836
INDUSTRIALS - 0.1%
Norfolk Southern Corp., 3.25%, 12/01/21	225	237
TransDigm Inc., 7.75%, 12/15/18 (e)	200	221
Volvo AB, 5.00%, 05/31/17, EUR	150	218
		676
INFORMATION TECHNOLOGY - 0.2%
First Data Corp.
9.88%, 09/24/15	23	23
8.25%, 01/15/21 (q)	350	349
12.63%, 01/15/21 (e)	201	208
8.75%, 01/15/22 (q)	100	101
		681
MATERIALS - 0.1%
Cemex Espana Luxembourg, 9.25%, 05/12/20 (e) (q)	95	95
Georgia Gulf Corp., 9.00%, 01/15/17 (q)	290	324
		419

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
TELECOMMUNICATION SERVICES - 0.4%
AT&T Inc., 2.95%, 05/15/16	600	645
Clearwire Communications LLC, 14.75%, 12/01/16 (q)	250	271
Frontier Communications Corp., 9.25%, 07/01/21	375	434
Koninklijke KPN NV, 4.75%, 01/17/17, EUR	200	288
Telecom Italia SpA, 8.25%, 03/21/16, EUR	150	223
		1,861
UTILITIES - 0.5%
Abu Dhabi National Energy Co., 6.17%, 10/25/17	650	752
AES Corp.
7.75%, 10/15/15	125	141
8.00%, 10/15/17 (e)	200	231
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (q)	250	255
National Grid Plc, 6.30%, 08/01/16	300	349
Veolia Environnement, 6.00%, 06/01/18	200	233
		1,961
Total Corporate Bonds and Notes (cost $24,459)		26,015

GOVERNMENT AND AGENCY OBLIGATIONS - 26.4%

GOVERNMENT SECURITIES - 22.0%
Sovereign - 15.3%
Brazil Notas do Tesouro Nacional, 6.00%, 05/15/17, BRL	580	710
Brazilian Government International Bond, 11.00%, 08/17/40	250	319
Bundesrepublik Deutschland
3.00%, 07/04/20, EUR	1,650	2,427
2.25%, 09/04/21, EUR	1,350	1,880
3.25%, 07/04/42, EUR	800	1,261
Canadian Government Bond
4.50%, 06/01/15, CAD	1,500	1,662
4.25%, 06/01/18, CAD	950	1,118
Chile Government International Bond, 3.88%, 08/05/20	150	170
Colombia Government International Bond
12.00%, 10/22/15, COP	231,000	158
4.38%, 07/12/21	200	230
9.85%, 06/28/27, COP	120,000	101
Croatia Government International Bond, 6.75%, 11/05/19 (q)	625	705
Finnish Government Bond, 3.88%, 09/15/17, EUR	550	816
Hungary Government Bond
6.25%, 01/29/20	200	217
7.00%, 06/24/22, HUF	25,000	110
7.63%, 03/29/41	128	145
Indonesia Government Bond
11.00%, 10/15/14, IDR	65,000	8
9.50%, 06/15/15, IDR	2,200,000	252
10.75%, 05/15/16, IDR	145,000	18
12.80%, 06/15/21, IDR	495,000	75
Japan Government Bond
1.50%, 09/20/14, JPY	50,000	658
1.70%, 09/20/17, JPY	400,000	5,506
1.00%, 09/20/20, JPY	140,000	1,859
1.20%, 06/20/21, JPY	365,000	4,906
2.00%, 12/20/25, JPY	95,000	1,349
2.30%, 12/20/35, JPY	50,000	707
Korea Treasury Bond
4.25%, 09/10/14, KRW	2,150,000	1,987
5.25%, 09/10/15, KRW	150,000	144
Malaysia Government Bond, 5.09%, 04/30/14, MYR	1,175	396
Mexican Bonos
9.50%, 12/18/14, MXN	29,000	2,479
8.00%, 12/17/15, MXN	18,000	1,528
6.50%, 06/10/21, MXN	2,500	212
8.50%, 11/18/38, MXN	500	49
Mexican Udibonos, 4.00%, 11/15/40, MXN	2,475	248
Mexico Government International Bond, 5.13%, 01/15/20	350	418
Netherlands Government Bond
3.25%, 07/15/15, EUR	1,250	1,741
4.00%, 07/15/19, EUR	600	912
Norway Government Bond, 4.25%, 05/19/17, NOK	6,400	1,254
Poland Government Bond
5.75%, 04/25/14 - 10/25/21, PLN	9,925	3,251
5.25%, 10/25/20, PLN	3,000	979
Poland Government International Bond, 5.13%, 04/21/21	125	146
Queensland Treasury Corp., 6.00%, 10/14/15, AUD	475	536
Republic of Argentina, 8.28%, 12/31/33	—	—
Republic of Belarus, 8.95%, 01/26/18	400	392
Republic of Deutschland
3.75%, 07/04/13, EUR	825	1,090
4.25%, 07/04/14, EUR	2,250	3,106
Republic of Iraq, 5.80%, 01/15/28	350	321
Republic of Latvia, 5.25%, 02/22/17	200	220
Republic of Philippines, 9.88%, 01/15/19	200	289
Romanian Government International Bond, 6.75%, 02/07/22 (e) (q)	100	113
Russia Government International Bond, 5.00%, 04/29/20	200	229
Russian Foreign Bond, 7.85%, 03/10/18 (e), RUB	15,000	516
Singapore Government Bond
3.63%, 07/01/14, SGD	1,250	1,078
2.25%, 06/01/21, SGD	1,300	1,140
South Africa Government Bond, 6.50%, 02/28/41, ZAR	5,100	502
Sweden Government Bond
6.75%, 05/05/14, SEK	3,750	625
4.50%, 08/12/15, SEK	5,000	840
3.50%, 06/01/22, SEK	16,000	2,878
Turkey Government Bond, 4.00%, 04/29/15, TRY	275	165
Turkey Government International Bond
7.50%, 11/07/19	150	188
6.75%, 05/30/40	150	189
United Kingdom Treasury Bond
3.75%, 09/07/19 - 09/07/21, GBP	1,440	2,762
5.00%, 03/07/25, GBP	400	867
4.50%, 09/07/34, GBP	350	725
4.25%, 12/07/40, GBP	370	734
Venezuela Government International Bond
9.25%, 09/15/27	150	135
9.38%, 01/13/34	300	266
		63,017
Treasury Inflation Index Securities - 0.6%
U.S. Treasury Inflation Indexed Note, 2.00%, 07/15/14 (n)	1,550	1,653
United Kingdom Inflation Linked Treasury Bond, 2.25%, 03/07/14 (s), GBP	375	623
Uruguay Government International Inflation Index Bond, 5.00%, 09/14/18 (n), UYU	2,368	132
		2,408

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
U.S. Treasury Securities - 6.1%
U.S. Treasury Bond, 4.38%, 02/15/38	2,250	2,962
U.S. Treasury Note
2.75%, 02/28/13	3,100	3,133
4.25%, 08/15/13	4,025	4,167
1.25%, 02/15/14	1,175	1,192
1.38%, 11/30/15	5,450	5,626
3.50%, 05/15/20	2,000	2,342
3.13%, 05/15/21	1,100	1,257
2.13%, 08/15/21	4,025	4,258
		24,937
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 4.4%
Federal National Mortgage Association - 4.0%
Federal National Mortgage Association
3.50%, 12/01/25 - 05/01/42	846	904
3.00%, 10/15/27 - 10/15/42, TBA (g)	2,975	3,150
3.50%, 10/15/27 - 10/15/42, TBA (g)	4,500	4,817
4.00%, 02/01/41 - 03/01/41	3,427	3,698
4.50%, 10/15/42, TBA (g)	3,575	3,869
		16,438
Government National Mortgage Association - 0.4%
Government National Mortgage Association, 3.50%, 10/15/42	1,475	1,613

Total Government and Agency Obligations (cost $103,275)		108,413

SHORT TERM INVESTMENTS - 11.6%

Investment Company - 5.9%
JNL Money Market Fund, 0.06% (a) (h)	24,208	24,208

Securities Lending Collateral - 5.7%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	23,579	23,579

Total Short Term Investments (cost $47,787)		47,787

Total Investments - 108.2% (cost $411,386)		445,006
Other Assets and Liabilities, Net - (8.2%)		(33,557)
Total Net Assets - 100.0%		$411,449

JNL/Capital Guardian Global Diversified Research Fund

COMMON STOCKS - 96.9%

CONSUMER DISCRETIONARY - 11.2%
Amazon.com Inc. (c)	9	$2,213
Carnival Corp.	103	3,753
Coach Inc.	27	1,507
Comcast Corp. - Class A	104	3,731
Compagnie Financiere Richemont SA	23	1,378
Darden Restaurants Inc.	33	1,812
Discovery Communications Inc. - Class A (c)	23	1,371
DreamWorks Animation SKG Inc. - Class A (c) (e)	90	1,733
Fast Retailing Co. Ltd.	10	2,415
Gannett Co. Inc.	57	1,019
Hennes & Mauritz AB - Class B	79	2,753
Home Depot Inc.	43	2,614
Nike Inc. - Class B	16	1,537
Signet Jewelers Ltd.	42	2,038
Sirius XM Radio Inc. (c)	1,029	2,675
Starbucks Corp.	26	1,335
Swatch Group AG	3	1,020
Swatch Group AG	3	232
Time Warner Cable Inc.	28	2,633
		37,769
CONSUMER STAPLES - 6.3%
Ajinomoto Co. Inc.	117	1,833
Coca-Cola Amatil Ltd.	338	4,738
Danone SA	18	1,127
Imperial Tobacco Group Plc	111	4,113
Nestle SA	47	2,966
Olam International Ltd. (e)	925	1,535
Pernod-Ricard SA	43	4,811
		21,123
ENERGY - 11.0%
BG Group Plc	108	2,189
Cameco Corp. (e)	44	853
Cenovus Energy Inc.	87	3,047
Chevron Corp.	39	4,546
China Petroleum & Chemical Corp.	1,300	1,206
EnCana Corp.	95	2,073
Fugro NV	23	1,529
Gazprom OAO - ADR	132	1,333
Halliburton Co.	107	3,598
Lukoil OAO - ADR	28	1,699
Oil Search Ltd.	282	2,158
Royal Dutch Shell Plc - Class A	119	4,131
Schlumberger Ltd.	23	1,656
SeaDrill Ltd.	41	1,602
Tullow Oil Plc	133	2,957
WorleyParsons Ltd.	93	2,705
		37,282
FINANCIALS - 18.9%
ACE Ltd.	22	1,663
AIA Group Ltd.	851	3,152
Allstate Corp.	62	2,440
American Tower Corp.	120	8,581
Aon Plc - Class A	45	2,348
Banco Bradesco SA - ADR	91	1,458
Bank of China Ltd. - Class H	5,185	1,963
Barclays Plc	749	2,600
BB&T Corp.	72	2,378
BlackRock Inc.	12	2,122
BNP Paribas	41	1,951
Bumiputra-Commerce Holdings Bhd	375	918
CME Group Inc. - Class A	24	1,352
DBS Group Holdings Ltd.	131	1,527
Goldman Sachs Group Inc.	21	2,353
Grupo Financiero Inbursa SA	379	1,066
Hana Financial Group Inc.	118	3,588
HSBC Holdings Plc	219	2,033
Industrial & Commercial Bank of China - Class H	3,605	2,115
Intact Financial Corp.	24	1,472
Link Real Estate Investment Trust	1,052	4,985
Marsh & McLennan Cos. Inc.	29	977
NYSE Euronext	43	1,062
Progressive Corp.	88	1,829
Sampo Oyj - Class A	89	2,761
Standard Chartered Plc	67	1,525
Sumitomo Mitsui Financial Group Inc. (e)	69	2,144
Weyerhaeuser Co.	53	1,372
		63,735
HEALTH CARE - 14.4%
Allergan Inc.	22	2,042
Bayer AG	65	5,576
Bristol-Myers Squibb Co.	152	5,123

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Cerner Corp. (c)	30	2,338
Elan Corp. Plc (c)	12	129
Elan Corp. Plc - ADR (c)	124	1,331
Express Scripts Holding Co. (c)	51	3,209
Gilead Sciences Inc. (c)	189	12,510
Novo-Nordisk A/S - Class B	17	2,711
Roche Holding AG	17	3,197
Seattle Genetics Inc. (c) (e)	184	4,959
Shire Plc	87	2,575
Sonova Holding AG	18	1,783
Sysmex Corp.	22	1,068
		48,551
INDUSTRIALS - 8.6%
Assa Abloy AB - Class B	101	3,276
Caterpillar Inc.	28	2,443
Cia de Concessoes Rodoviarias	172	1,531
Danaher Corp.	65	3,574
Eaton Corp. (e)	65	3,048
Firstgroup Plc	352	1,365
Jacobs Engineering Group Inc. (c)	25	994
Jardine Matheson Holdings Ltd.	39	2,225
Kubota Corp. (e)	170	1,716
Nielsen Holdings NV (c)	46	1,385
Norfolk Southern Corp.	23	1,489
Progressive Waste Solutions Ltd.	49	1,000
Schneider Electric SA	45	2,638
Sumitomo Corp. (e)	85	1,141
Sumitomo Electric Industries Ltd.	125	1,322
		29,147
INFORMATION TECHNOLOGY - 15.3%
Accenture Plc - Class A	35	2,430
Apple Inc.	14	9,542
ASML Holding NV	21	1,145
ASML Holding NV - ADR	10	532
Asustek Computer Inc.	129	1,395
Broadcom Corp. - Class A	60	2,072
Canon Inc.	29	934
Daum Communications Corp.	10	1,001
First Solar Inc. (c) (e)	22	496
Flextronics International Ltd. (c)	216	1,298
Freescale Semiconductor Holdings I Ltd. (c) (e)	88	836
Google Inc. - Class A (c)	4	2,716
Hamamatsu Photonics KK	30	1,031
Hewlett-Packard Co.	110	1,878
International Business Machines Corp.	5	1,037
Juniper Networks Inc. (c)	54	922
Keyence Corp.	8	2,118
Murata Manufacturing Co. Ltd. (e)	26	1,368
Oracle Corp.	114	3,577
Premier Farnell Plc	326	908
QUALCOMM Inc.	34	2,137
Samsung Electronics Co. Ltd.	4	4,996
Samsung Electronics Co. Ltd. - GDR	6	3,499
TDK Corp. (e)	28	1,056
Trend Micro Inc. (e)	36	1,001
Visa Inc. - Class A	12	1,665
		51,590
MATERIALS - 7.1%
Air Products & Chemicals Inc.	18	1,522
Alacer Gold Corp. (c)	118	869
Allegheny Technologies Inc.	32	1,030
Anglo American Plc	56	1,655
Cliffs Natural Resources Inc. (e)	33	1,284
Glencore International Plc (e)	191	1,062
Holcim Ltd.	18	1,156
Inmet Mining Corp.	37	1,778
Koninklijke DSM NV	30	1,507
Mondi Plc	169	1,724
Monsanto Co.	11	1,019
Newcrest Mining Ltd.	56	1,691
Rio Tinto Plc	37	1,752
Syngenta AG	10	3,685
Vale SA - ADR	28	484
Xstrata Plc	120	1,868
		24,086
TELECOMMUNICATION SERVICES - 3.6%
Bharti Airtel Ltd.	436	2,190
HKT Ltd. (q)	3,530	2,993
Koninklijke KPN NV	29	223
Singapore Telecommunications Ltd.	1,060	2,760
SoftBank Corp.	56	2,252
TELUS Corp.	26	1,652
		12,070
UTILITIES - 0.5%
National Grid Plc	151	1,669

Total Common Stocks (cost $281,252)		327,022

SHORT TERM INVESTMENTS - 8.5%

Investment Company - 2.9%
JNL Money Market Fund, 0.06% (a) (h)	9,551	9,551

Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	18,987	18,987

Total Short Term Investments (cost $28,538)		28,538

Total Investments - 105.4% (cost $309,790)		355,560
Other Assets and Liabilities, Net - (5.4%)		(18,108)
Total Net Assets - 100.0%		$337,452

JNL/DFA U.S. Core Equity Fund

COMMON STOCKS - 99.2%

CONSUMER DISCRETIONARY - 12.9%
1-800-Flowers.com Inc. (c)	1	$3
Aaron’s Inc.	3	95
Abercrombie & Fitch Co.	3	85
Advance Auto Parts Inc.	2	103
Aeropostale Inc. (c)	2	22
AFC Enterprises Inc. (c)	1	12
Amazon.com Inc. (c)	5	1,259
AMC Networks Inc. (c)	3	115
America’s Car-Mart Inc. (c)	1	32
American Eagle Outfitters Inc.	8	162
American Public Education Inc. (c) (e)	—	7
Ameristar Casinos Inc.	2	30
ANN Inc. (c)	2	91
Apollo Group Inc. (c)	2	58
Arbitron Inc.	—	8
Arctic Cat Inc. (c)	1	33
Asbury Automotive Group Inc. (c) (e)	1	32
Ascena Retail Group Inc. (c)	3	69
Ascent Media Corp. (c)	1	32
Autoliv Inc.	2	118
AutoNation Inc. (c) (e)	1	61
AutoZone Inc. (c)	—	148
Ballantyne Strong Inc. (c)	1	3
Bally Technologies Inc. (c)	—	20

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Barnes & Noble Inc. (c) (e)	3	37
Bassett Furniture Industries Inc.	1	6
Beazer Homes USA Inc. (c) (e)	4	13
Bebe Stores Inc.	4	20
Bed Bath & Beyond Inc. (c)	3	189
Belo Corp.	4	33
Best Buy Co. Inc.	13	220
Big 5 Sporting Goods Corp.	1	10
Big Lots Inc. (c)	3	80
Biglari Holdings Inc. (c)	—	24
BJ’s Restaurants Inc. (c) (e)	1	45
Blyth Inc. (e)	1	26
Bob Evans Farms Inc.	1	56
Body Central Corp. (c) (e)	—	2
Bon-Ton Stores Inc. (e)	1	7
BorgWarner Inc. (c)	2	138
Boyd Gaming Corp. (c) (e)	4	31
Bridgepoint Education Inc. (c) (e)	2	19
Brinker International Inc.	2	71
Brown Shoe Co. Inc.	2	35
Brunswick Corp.	2	52
Buckle Inc. (e)	1	50
Buffalo Wild Wings Inc. (c)	1	60
Cabela’s Inc. (c)	3	175
Cablevision Systems Corp.	8	133
Cache Inc. (c)	—	1
Callaway Golf Co.	3	18
Capella Education Co. (c)	—	11
Career Education Corp. (c)	—	1
Carmax Inc. (c)	3	76
Carmike Cinemas Inc. (c)	1	6
Carnival Corp.	9	321
Carriage Services Inc.	1	8
Carrol’s Restaurant Group Inc. (c)	1	5
Carter’s Inc. (c)	3	148
Casual Male Retail Group Inc. (c)	2	10
Cato Corp.	1	30
Cavco Industries Inc. (c)	—	14
CBS Corp.	11	400
CEC Entertainment Inc.	1	18
Central European Media Entertainment Ltd. (c) (e)	3	16
Charter Communications Inc. (c)	1	75
Cheesecake Factory Inc.	3	89
Cherokee Inc.	—	1
Chico’s FAS Inc.	7	130
Childrens Place Retail Stores Inc. (c)	1	66
Chipotle Mexican Grill Inc. (c)	1	159
Choice Hotels International Inc.	2	74
Churchill Downs Inc.	1	50
Cinemark Holdings Inc.	5	110
Citi Trends Inc. (c)	1	9
Clear Channel Outdoor Holdings Inc.	2	11
Coach Inc.	1	62
Coinstar Inc. (c) (e)	1	58
Collective Brands Inc. (c)	3	59
Columbia Sportswear Co. (e)	2	86
Comcast Corp.	12	411
Comcast Corp. - Class A	39	1,405
Conn’s Inc. (c) (e)	2	33
Cooper Tire & Rubber Co.	3	59
Core-Mark Holding Co. Inc.	1	24
Corinthian Colleges Inc. (c) (e)	3	7
Cracker Barrel Old Country Store Inc.	1	74
Crocs Inc. (c)	2	36
CSS Industries Inc.	—	8
CTC Media Inc.	6	56
Culp Inc.	1	7
Cumulus Media Inc. (c) (e)	7	19
D.R. Horton Inc.	13	260
Dana Holding Corp.	5	60
Darden Restaurants Inc.	1	45
Deckers Outdoor Corp. (c) (e)	1	29
Destination Maternity Corp.	1	9
DeVry Inc.	2	55
Dick’s Sporting Goods Inc.	1	36
Digital Generation Inc. (c) (e)	1	14
Dillard’s Inc.	3	181
DineEquity Inc. (c)	1	41
DIRECTV (c)	9	467
Discovery Communications Inc. (c)	2	113
Discovery Communications Inc. (c)	1	73
DISH Network Corp.	1	43
Dollar General Corp. (c)	3	148
Dollar Tree Inc. (c)	4	212
Domino’s Pizza Inc.	1	45
Dorman Products Inc. (c)	2	47
DreamWorks Animation SKG Inc. (c) (e)	4	67
Drew Industries Inc. (c)	1	24
DSW Inc.	1	93
Dunkin’ Brands Group Inc. (e)	3	79
Education Management Corp. (c) (e)	3	10
Einstein Noah Restaurant Group Inc.	1	11
Entercom Communications Corp. (c) (e)	1	9
Ethan Allen Interiors Inc. (e)	1	13
EW Scripps Co. (c)	2	21
Exide Technologies (c)	—	1
Expedia Inc.	5	260
Express Inc. (c)	2	31
Family Dollar Stores Inc.	3	166
Famous Dave’s Of America Inc. (c)	—	1
Federal-Mogul Corp. (c)	3	25
Fiesta Restaurant Group Inc.	1	8
Finish Line	2	34
Flexsteel Industries Inc.	—	—
Foot Locker Inc.	4	138
Ford Motor Co.	18	180
Fossil Inc. (c)	1	85
Fred’s Inc. (e)	2	24
Fuel Systems Solutions Inc. (c)	1	15
Full House Resorts Inc. (c)	—	1
G-III Apparel Group Ltd. (c)	1	32
Gaiam Inc. (c)	—	—
GameStop Corp. (e)	6	130
Gannett Co. Inc.	7	122
Gap Inc.	5	165
Garmin Ltd. (e)	3	125
Gaylord Entertainment Co. (c)	3	99
General Motors Co. (c)	7	162
Genesco Inc. (c)	1	73
Gentex Corp.	3	56
Genuine Parts Co.	3	189
GNC Holdings Inc. - Class A	4	148
Goodyear Tire & Rubber Co. (c)	3	34
Gordman’s Stores Inc. (c)	—	7
Grand Canyon Education Inc. (c)	1	26
Group 1 Automotive Inc.	1	45
Guess? Inc.	2	53
H&R Block Inc.	2	29
HanesBrands Inc. (c)	4	131
Harley-Davidson Inc.	4	186
Harman International Industries Inc.	1	66
Harte-Hanks Inc.	3	19
Hasbro Inc.	1	34
Haverty Furniture Cos. Inc.	1	13
Helen of Troy Ltd. (c)	1	35

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
hhgregg Inc. (c) (e)	1	8
Hibbett Sports Inc. (c)	1	31
Hillenbrand Inc.	2	38
Home Depot Inc.	21	1,292
Hooker Furniture Corp. (e)	—	2
HOT Topic Inc.	2	14
HSN Inc.	2	113
Hyatt Hotels Corp. (c)	1	44
Iconix Brand Group Inc. (c)	4	72
International Game Technology	5	65
International Speedway Corp.	1	34
Interpublic Group of Cos. Inc.	11	125
Interval Leisure Group Inc.	2	45
iRobot Corp. (c) (e)	1	22
Isle of Capri Casinos Inc. (c)	2	13
ITT Educational Services Inc. (c) (e)	—	6
J.C. Penney Co. Inc. (e)	5	120
Jack in the Box Inc. (c)	2	53
John Wiley & Sons Inc.	2	97
John Wiley & Sons Inc. - Class B	—	5
Johnson Controls Inc.	5	144
Jos. A. Bank Clothiers Inc. (c)	1	48
Journal Communications Inc. (c)	2	10
K-Swiss Inc. (c) (e)	—	—
K12 Inc. (c) (e)	1	24
KB Home	2	33
Kirkland’s Inc. (c)	1	7
Kohl’s Corp.	5	246
Kona Grill Inc. (c)	—	—
Krispy Kreme Doughnuts Inc. (c)	3	20
La-Z-Boy Inc. (c)	3	37
Lakeland Industries Inc. (c)	—	1
Lamar Advertising Co. (c)	3	126
Las Vegas Sands Corp.	2	102
Leapfrog Enterprises Inc. (c)	2	20
Lear Corp.	3	107
Leggett & Platt Inc. (e)	6	148
Lennar Corp. - Class A (e)	6	205
Lennar Corp. - Class B	1	16
Libbey Inc. (c)	1	11
Liberty Global Inc. - Class A (c)	2	97
Liberty Global Inc. - Class C (c)	1	73
Liberty Interactive Corp. - Class A (c)	11	202
Liberty Media Corp. - Class A (c)	4	438
Liberty Ventures - Class A	1	52
Life Time Fitness Inc. (c)	2	69
Lifetime Brands Inc.	1	6
Limited Brands Inc.	3	168
LIN TV Corp. (c)	1	5
Lincoln Educational Services Corp.	1	4
Lions Gate Entertainment Corp. (c) (e)	2	31
Lithia Motors Inc.	1	37
Live Nation Inc. (c)	9	77
LKQ Corp. (c)	7	137
Lowe’s Cos. Inc.	6	169
Luby’s Inc. (c)	1	9
Lululemon Athletica Inc. (c) (e)	2	163
Lumber Liquidators Holdings Inc. (c) (e)	1	51
M/I Homes Inc. (c)	1	14
Mac-Gray Corp.	1	8
Macy’s Inc.	5	203
Madison Square Garden Inc. (c)	3	133
Maidenform Brands Inc. (c)	1	17
Marcus Corp.	1	10
Marine Products Corp.	1	7
MarineMax Inc. (c)	1	8
Marriott International Inc.	4	149
Martha Stewart Living Omnimedia Inc. (e)	2	6
Mattel Inc.	4	149
Matthews International Corp.	1	39
McClatchy Co. (c) (e)	2	4
McDonald’s Corp.	14	1,276
McGraw-Hill Cos. Inc.	4	191
MDC Holdings Inc.	2	89
Media General Inc. (c)	—	2
Men’s Wearhouse Inc.	2	69
Meredith Corp. (e)	2	59
Meritage Homes Corp. (c) (e)	1	53
MGM Resorts International (c)	11	116
Modine Manufacturing Co. (c) (e)	2	16
Mohawk Industries Inc. (c)	3	224
Monarch Casino & Resort Inc. (c)	1	6
Monro Muffler Brake Inc.	1	18
Morningstar Inc.	1	81
Movado Group Inc. (e)	1	27
Nathan’s Famous Inc. (c)	—	6
National CineMedia Inc.	2	36
Nautilus Inc. (c)	1	1
NetFlix Inc. (c) (e)	1	38
New York & Co. Inc. (c)	3	10
New York Times Co. (c)	7	70
Newell Rubbermaid Inc.	4	69
News Corp. - Class A	29	721
News Corp. - Class B	8	196
Nike Inc.	5	503
Nordstrom Inc.	2	88
NutriSystem Inc. (e)	1	11
NVR Inc. (c)	—	84
O’Reilly Automotive Inc. (c)	2	192
Office Depot Inc. (c) (e)	13	34
OfficeMax Inc. (e)	4	32
Omnicom Group Inc.	1	62
Orbitz Worldwide Inc. (c)	3	7
Orient-Express Hotels Ltd. (c)	4	37
Outdoor Channel Holdings Inc.	1	8
Oxford Industries Inc. (e)	1	34
Panera Bread Co. (c)	1	103
Papa John’s International Inc. (c)	1	48
Penn National Gaming Inc. (c)	2	95
Penske Auto Group Inc. (e)	3	78
Perry Ellis International Inc. (c)	1	15
PetMed Express Inc. (e)	1	9
PetSmart Inc.	2	138
Pier 1 Imports Inc.	5	86
Polaris Industries Inc.	1	99
Pool Corp.	1	35
Priceline.com Inc. (c)	1	433
Pulte Homes Inc. (c)	19	287
PVH Corp.	2	197
Quicksilver Inc. (c)	8	26
RadioShack Corp. (e)	6	13
Ralph Lauren Corp. - Class A	1	136
ReachLocal Inc. (c)	1	10
Red Lion Hotels Corp. (c)	1	6
Red Robin Gourmet Burgers Inc. (c)	1	26
Regal Entertainment Group (e)	5	76
Regis Corp.	3	50
Rent-A-Center Inc.	3	108
Rocky Brands Inc. (c)	—	—
Ross Stores Inc.	3	200
Royal Caribbean Cruises Ltd. (e)	9	257
Ruby Tuesday Inc. (c)	3	22
Rue21 Inc. (c) (e)	1	25
Ruth’s Hospitality Group Inc. (c)	1	8
Ryland Group Inc. (e)	2	60
Saks Inc. (c) (e)	8	83

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Sally Beauty Holdings Inc. (c)	3	83
Scientific Games Corp. (c)	3	24
Scripps Networks Interactive Inc.	2	141
Sears Holdings Corp. (c) (e)	1	78
Select Comfort Corp. (c)	1	28
Service Corp. International	11	141
Shiloh Industries Inc.	1	9
Shoe Carnival Inc.	1	21
Shuffle Master Inc. (c)	1	21
Shutterfly Inc. (c) (e)	2	60
Signet Jewelers Ltd.	2	113
Sinclair Broadcast Group Inc.	1	12
Sirius XM Radio Inc. (c)	66	172
Six Flags Entertainment Corp.	2	129
Skechers U.S.A. Inc. (c)	2	37
Smith & Wesson Holding Corp. (c)	2	26
Sonic Automotive Inc.	1	27
Sonic Corp. (c)	1	14
Sotheby’s	1	41
Spartan Motors Inc.	2	8
Speedway Motorsports Inc.	2	29
Standard Motor Products Inc.	1	18
Standard-Pacific Corp. (c) (e)	9	57
Staples Inc. (e)	15	175
Starbucks Corp.	10	513
Starwood Hotels & Resorts Worldwide Inc.	1	81
Stein Mart Inc. (c)	2	17
Steiner Leisure Ltd. (c)	1	23
Steinway Musical Instruments Inc. (c)	1	12
Steven Madden Ltd. (c)	1	35
Stewart Enterprises Inc. (e)	1	12
Stoneridge Inc. (c)	1	3
Strayer Education Inc. (e)	—	13
Sturm Ruger & Co. Inc. (e)	—	20
Superior Industries International Inc.	1	21
Systemax Inc. (c)	2	20
Target Corp.	8	508
Tempur-Pedic International Inc. (c)	1	21
Tesla Motors Inc. (c) (e)	1	32
Texas Roadhouse Inc.	2	34
The Jones Group Inc. (e)	5	59
Thor Industries Inc.	2	86
Tiffany & Co.	1	56
Time Warner Cable Inc.	6	542
Time Warner Inc.	18	834
TJX Cos. Inc.	10	457
Toll Brothers Inc. (c)	8	273
Tower International Inc. (c)	1	4
Town Sports International Holdings Inc. (c)	1	10
Tractor Supply Co.	1	129
TripAdvisor Inc.	3	86
True Religion Apparel Inc.	1	19
TRW Automotive Holdings Corp. (c)	2	105
Tupperware Brands Corp.	1	27
Ulta Salon Cosmetics & Fragrance Inc.	1	106
Under Armour Inc. (c) (e)	2	89
Unifi Inc. (c)	1	10
Universal Electronics Inc. (c)	1	12
Universal Technical Institute Inc.	1	15
Urban Outfitters Inc. (c)	3	131
Vail Resorts Inc.	2	115
Valassis Communications Inc. (c) (e)	2	47
Vera Bradley Inc. (c) (e)	1	21
VF Corp.	1	191
Viacom Inc. - Class A	—	5
Viacom Inc. - Class B	4	236
Virgin Media Inc. (e)	2	56
Visteon Corp. (c)	2	76
Vitamin Shoppe Inc. (c)	1	76
VOXX International Corp. - Class A (c)	1	7
WABCO Holdings Inc. (c)	1	40
Walt Disney Co.	30	1,574
Warnaco Group Inc. (c)	1	62
Washington Post Co.	—	109
Weight Watchers International Inc. (e)	1	63
Wendy’s Co.	19	88
West Marine Inc. (c)	1	11
Wet Seal Inc. (c) (e)	4	14
Whirlpool Corp.	3	244
Williams-Sonoma Inc.	1	31
Winmark Corp.	—	5
Winnebago Industries Inc. (c)	1	13
WMS Industries Inc. (c)	2	30
Wolverine World Wide Inc.	2	102
World Wrestling Entertainment Inc. (e)	1	10
Wyndham Worldwide Corp.	4	199
Wynn Resorts Ltd.	2	219
Yum! Brands Inc.	6	418
Zagg Inc. (c) (e)	—	3
Zumiez Inc. (c) (e)	1	36
		36,758
CONSUMER STAPLES - 8.6%
Alico Inc.	—	9
Alliance One International Inc. (c) (e)	3	9
Altria Group Inc.	28	930
Andersons Inc.	1	30
Archer-Daniels-Midland Co.	6	157
Avon Products Inc.	6	102
B&G Foods Inc.	2	55
Beam Inc.	6	334
Boston Beer Co. Inc. (c) (e)	—	17
Brown-Forman Corp.	2	98
Brown-Forman Corp. - Class A	—	28
Bunge Ltd. (l)	6	392
Cal-Maine Foods Inc.	1	45
Calavo Growers Inc. (e)	1	13
Campbell Soup Co.	5	178
Casey’s General Stores Inc.	2	91
Central European Distribution Corp. (c)	4	10
Central Garden & Pet Co. (c)	1	6
Central Garden & Pet Co. - Class A (c)	2	19
Chiquita Brands International Inc. (c)	2	16
Church & Dwight Co. Inc.	3	151
Clorox Co.	2	166
Coca-Cola Bottling Co.	—	20
Coca-Cola Co.	54	2,043
Coca-Cola Enterprises Inc.	4	109
Colgate-Palmolive Co.	6	683
ConAgra Foods Inc.	15	419
Constellation Brands Inc. (c)	7	230
Costco Wholesale Corp.	6	591
Craft Brewers Alliance Inc. (c)	1	6
CVS Caremark Corp.	24	1,179
Darling International Inc. (c)	6	110
Dean Foods Co. (c)	5	79
Dole Food Co. Inc. (c) (e)	5	65
Dr. Pepper Snapple Group Inc.	4	174
Elizabeth Arden Inc. (c)	1	52
Energizer Holdings Inc.	3	203
Estee Lauder Cos. Inc.	1	55
Farmer Bros. Co. (c)	1	7
Flowers Foods Inc.	6	116
Fresh Del Monte Produce Inc.	3	69
General Mills Inc.	9	355
Green Mountain Coffee Roasters Inc. (c) (e)	2	57

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Hain Celestial Group Inc. (c)	2	120
Harris Teeter Supermarkets Inc.	2	74
Herbalife Ltd.	1	38
Hershey Co.	2	163
Hillshire Brands Co.	2	67
HJ Heinz Co.	4	241
Hormel Foods Corp.	5	149
Ingles Markets Inc.	1	10
Ingredion Inc.	3	149
Inter Parfums Inc. (e)	1	26
J&J Snack Foods Corp.	1	40
JM Smucker Co.	5	406
John B. Sanfilippo & Son (c)	—	—
Kellogg Co.	3	165
Kimberly-Clark Corp.	5	463
Kroger Co.	3	68
Lancaster Colony Corp.	1	88
Limoneira Co.	—	2
Lorillard Inc.	2	210
McCormick & Co. Inc.	2	143
Mead Johnson Nutrition Co.	3	202
Medifast Inc. (c) (e)	1	18
Molson Coors Brewing Co.	6	280
Mondelez International Inc.	32	1,333
Monster Beverage Corp. (c)	3	179
Nash Finch Co.	1	10
National Beverage Corp. (c)	1	12
Nu Skin Enterprises Inc. (e)	1	23
Nutraceutical International Corp. (c)	—	6
Oil-Dri Corp. of America	—	2
Omega Protein Corp. (c)	1	4
Orchids Paper Products Co.	—	1
Pantry Inc. (c)	1	16
PepsiCo Inc.	21	1,505
Philip Morris International Inc.	23	2,112
Pilgrim’s Pride Corp. (c)	7	38
PriceSmart Inc.	1	53
Procter & Gamble Co.	37	2,552
Ralcorp Holdings Inc. (c)	2	161
Revlon Inc. (c)	1	22
Reynolds American Inc.	5	212
Safeway Inc. (e)	10	159
Sanderson Farms Inc.	1	38
Schiff Nutrition International Inc. (c)	1	17
Seneca Foods Corp. (c)	—	12
Smart Balance Inc. (c)	3	34
Smithfield Foods Inc. (c)	5	102
Snyders-Lance Inc.	3	80
Spartan Stores Inc.	1	15
Spectrum Brands Holdings Inc.	3	120
SUPERVALU Inc. (e)	11	25
Susser Holdings Corp. (c)	1	33
Sysco Corp.	8	247
The Fresh Market Inc. (c)	1	78
Tootsie Roll Industries Inc. (e)	2	43
TreeHouse Foods Inc. (c)	2	100
Tyson Foods Inc.	11	176
United Natural Foods Inc. (c)	2	129
Universal Corp.	1	56
USANA Health Sciences Inc. (c) (e)	1	23
Vector Group Ltd. (e)	4	62
Village Super Market Inc.	—	4
Wal-Mart Stores Inc.	24	1,786
Walgreen Co.	5	175
WD-40 Co.	1	32
Weis Markets Inc.	1	51
Whole Foods Market Inc.	2	234
		24,672
ENERGY - 10.7%
Adams Resources & Energy Inc.	—	3
Alon USA Energy Inc.	2	22
Alpha Natural Resources Inc. (c)	8	54
Amyris Inc. (c) (e)	2	8
Anadarko Petroleum Corp.	8	587
Apache Corp.	7	588
Approach Resources Inc. (c) (e)	1	42
Arch Coal Inc. (e)	8	52
Atwood Oceanics Inc. (c)	2	96
Baker Hughes Inc.	8	380
Basic Energy Services Inc. (c) (e)	2	21
Berry Petroleum Co.	2	61
Bill Barrett Corp. (c)	2	50
Bolt Technology Corp.	—	4
BPZ Resources Inc. (c)	5	15
Bristow Group Inc.	1	71
Cabot Oil & Gas Corp.	5	229
Cal Dive International Inc. (c) (e)	2	3
Callon Petroleum Co. (c)	1	6
Cameron International Corp. (c)	2	90
CARBO Ceramics Inc. (e)	1	50
Carrizo Oil & Gas Inc. (c)	2	38
Cheniere Energy Inc. (c)	8	130
Chesapeake Energy Corp. (e)	6	113
Chevron Corp.	38	4,391
Cimarex Energy Co.	2	111
Clayton Williams Energy Inc. (c)	1	26
Clean Energy Fuels Corp. (c) (e)	2	32
Cloud Peak Energy Inc. (c)	3	55
Cobalt International Energy Inc. (c)	3	60
Comstock Resources Inc. (c) (e)	2	37
Concho Resources Inc. (c)	3	237
ConocoPhillips	22	1,248
Consol Energy Inc.	7	207
Contango Oil & Gas Co. (c)	1	34
Continental Resources Inc. (c)	1	46
Core Laboratories NV	1	121
Crimson Exploration Inc. (c)	2	8
Crosstex Energy Inc.	2	25
Dawson Geophysical Co. (c)	—	8
Delek US Holdings Inc.	2	41
Denbury Resources Inc. (c)	8	136
Devon Energy Corp.	3	194
Diamond Offshore Drilling Inc. (e)	5	296
Dresser-Rand Group Inc. (c)	2	88
Dril-Quip Inc. (c)	2	122
Endeavour International Corp. (c) (e)	2	16
Energen Corp.	3	152
Energy XXI Bermuda Ltd.	4	131
EOG Resources Inc.	5	572
EPL Oil & Gas Inc. (c)	2	37
EQT Corp.	2	112
EXCO Resources Inc. (e)	11	88
Exterran Holdings Inc. (c)	3	63
Exxon Mobil Corp.	64	5,853
FieldPoint Petroleum Corp. (c)	—	1
FMC Technologies Inc. (c)	4	204
Forest Oil Corp. (c)	4	31
Gastar Exploration Ltd. (c)	2	2
Gevo Inc. (c) (e)	1	2
Global Geophysical Services Inc. (c)	1	7
Green Plains Renewable Energy Inc. (c)	1	6
Gulf Island Fabrication Inc.	1	17
Gulfmark Offshore Inc. (c)	1	40
Gulfport Energy Corp. (c)	2	66
Halcon Resources Corp. (c)	2	14

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Halliburton Co.	12	394
Harvest Natural Resources Inc. (c) (e)	2	14
Heckmann Corp. (c) (e)	8	31
Helix Energy Solutions Group Inc. (c)	3	62
Helmerich & Payne Inc.	2	114
Hercules Offshore Inc. (c)	8	37
Hess Corp.	5	290
HKN Inc. (c)	1	2
HollyFrontier Corp.	9	355
Hornbeck Offshore Services Inc. (c)	2	70
ION Geophysical Corp. (c)	4	29
James River Coal Co. (c) (e)	1	2
Key Energy Services Inc. (c)	6	38
Kinder Morgan Inc.	11	388
Kodiak Oil & Gas Corp. (c) (e)	6	56
Lufkin Industries Inc.	1	70
Magnum Hunter Resources Corp. (c) (e)	7	33
Marathon Oil Corp.	6	183
Marathon Petroleum Corp.	7	360
Matrix Service Co. (c)	1	13
McDermott International Inc. (c)	7	86
McMoRan Exploration Co. (c) (e)	8	94
Mitcham Industries Inc. (c)	1	8
Murphy Oil Corp.	5	252
Nabors Industries Ltd. (c)	7	93
National Oilwell Varco Inc.	8	641
Natural Gas Services Group Inc. (c)	1	7
Newfield Exploration Co. (c)	4	132
Newpark Resources Inc. (c)	3	19
Noble Corp.	11	376
Noble Energy Inc.	3	315
Nordic American Tankers Ltd. (e)	2	24
Northern Oil and Gas Inc. (c) (e)	2	41
Oasis Petroleum Inc. (c) (e)	2	53
Occidental Petroleum Corp.	15	1,257
Oceaneering International Inc.	1	39
Oil States International Inc. (c)	2	183
Panhandle Oil and Gas Inc.	—	9
Parker Drilling Co. (c)	6	24
Patterson-UTI Energy Inc. (e)	5	73
PDC Energy Inc. (c) (e)	1	38
Peabody Energy Corp.	6	138
Penn Virginia Corp.	2	12
PetroQuest Energy Inc. (c) (e)	3	19
PHI Inc. (c)	—	3
PHI Inc. (c)	—	13
Phillips 66	11	511
Pioneer Energy Services Corp. (c)	3	22
Pioneer Natural Resources Co.	5	479
Plains Exploration & Production Co. (c)	5	184
QEP Resources Inc.	5	171
Quicksilver Resources Inc. (c) (e)	8	33
Range Resources Corp.	3	189
Rex Energy Corp. (c) (e)	2	32
RigNet Inc. (c)	1	9
Rosetta Resources Inc. (c)	1	43
Rowan Cos. Plc - Class A (c)	3	98
RPC Inc. (e)	6	71
SandRidge Energy Inc. (c) (e)	19	131
Schlumberger Ltd.	17	1,259
SEACOR Holdings Inc. (c)	1	98
Ship Finance International Ltd. (e)	4	62
SM Energy Co.	2	81
Southwestern Energy Co. (c)	4	150
Spectra Energy Corp.	9	261
Stone Energy Corp. (c)	2	43
Superior Energy Services Inc. (c)	5	109
Swift Energy Co. (c)	1	27
Targa Resources Corp.	—	20
Teekay Corp.	4	119
Tesco Corp. (c)	2	18
Tesoro Corp.	7	302
Tetra Technologies Inc. (c)	4	21
TGC Industries Inc. (c)	1	5
Tidewater Inc.	2	73
Transocean Ltd.	7	297
Triangle Petroleum Corp. (c) (e)	2	13
Ultra Petroleum Corp. (c) (e)	7	161
Union Drilling Inc. (c)	1	7
Unit Corp. (c)	2	66
VAALCO Energy Inc. (c)	3	21
Valero Energy Corp.	11	345
W&T Offshore Inc. (e)	2	28
Warren Resources Inc. (c)	3	10
Weatherford International Ltd. (c)	22	273
Western Refining Inc. (e)	5	120
Whiting Petroleum Corp. (c)	4	208
Willbros Group Inc. (c)	2	12
Williams Cos. Inc.	3	101
World Fuel Services Corp.	2	78
		30,501
FINANCIALS - 15.2%
1st Source Corp.	1	24
1st United Bancorp Inc. (c)	1	8
Access National Corp.	—	1
ACE Ltd.	7	514
Affiliated Managers Group Inc. (c)	1	172
AFLAC Inc.	9	431
Alexander & Baldwin Inc.	2	59
Alleghany Corp. (c)	1	183
Alliance Financial Corp.	—	1
Allied World Assurance Co. Holdings Ltd.	2	151
Allstate Corp.	10	386
Alterra Capital Holdings Ltd.	5	128
Altisource Portfolio Solutions SA (c)	1	43
American Capital Ltd. (c)	18	198
American Equity Investment Life Holding Co.	3	36
American Express Co.	14	790
American Financial Group Inc.	5	193
American International Group Inc. (c)	12	395
American National Insurance Co.	1	79
American Safety Insurance Holdings Ltd. (c)	—	4
Ameriprise Financial Inc.	8	436
Ameris Bancorp (c)	1	14
Amerisafe Inc. (c)	1	22
AmTrust Financial Services Inc. (e)	3	76
Aon Plc - Class A	2	115
Arch Capital Group Ltd. (c)	6	233
Argo Group International Holdings Ltd.	1	45
Arrow Financial Corp.	1	15
Arthur J Gallagher & Co.	2	79
Artio Global Investors Inc.	3	8
Aspen Insurance Holdings Ltd.	4	110
Asset Acceptance Capital Corp. (c)	1	10
Associated Bancorp	9	117
Assurant Inc.	5	172
Assured Guaranty Ltd.	7	91
Astoria Financial Corp. (e)	5	45
AV Homes Inc. (c)	1	9
Axis Capital Holdings Ltd.	4	154
Baldwin & Lyons Inc.	1	12
BancFirst Corp.	1	30
Bancorp Inc. (c)	2	15
BancorpSouth Inc.	5	72
Bank Mutual Corp.	2	10

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Bank of America Corp.	201	1,774
Bank of Hawaii Corp.	2	72
Bank of New York Mellon Corp.	10	226
Bank of the Ozarks Inc.	1	50
BankFinancial Corp.	1	9
BankUnited Inc.	4	94
Banner Corp. (e)	1	23
BB&T Corp.	6	196
BBCN Bancorp Inc. (c)	4	47
Beneficial Mutual Bancorp Inc. (c)	4	37
Berkshire Hathaway Inc. (c)	22	1,904
Berkshire Hills Bancorp Inc.	1	26
BGC Partners Inc.	1	4
BlackRock Inc.	3	495
BofI Holding Inc. (c)	1	13
BOK Financial Corp.	3	148
Boston Private Financial Holdings Inc.	3	31
Brookline Bancorp Inc.	3	30
Brown & Brown Inc.	6	156
Bryn Mawr Bank Corp.	1	13
C&F Financial Corp.	—	2
Calamos Asset Management Inc.	1	10
Camden National Corp.	—	11
Capital City Bank Group Inc.	1	7
Capital One Financial Corp.	10	585
CapitalSource Inc.	12	88
Capitol Federal Financial Inc.	8	98
Cardinal Financial Corp.	1	19
Cash America International Inc.	1	40
Cathay General Bancorp	4	71
CBOE Holdings Inc.	3	74
CBRE Group Inc. - Class A (c)	2	44
Center Bancorp Inc. (e)	1	8
CenterState Banks of Florida Inc.	1	12
Central Pacific Financial Corp. (c)	2	30
Charles Schwab Corp.	6	70
Chemical Financial Corp.	1	31
Chubb Corp.	5	389
Cincinnati Financial Corp.	7	254
CIT Group Inc. (c)	5	177
Citigroup Inc.	55	1,784
Citizens Inc. (c)	2	23
City Holdings Co. (e)	1	25
City National Corp.	3	151
Clifton Savings Bancorp Inc.	1	13
CME Group Inc.	6	338
CNA Financial Corp.	2	43
CNB Financial Corp.	1	9
CNO Financial Group Inc.	12	111
CoBiz Financial Inc.	2	13
Cohen & Steers Inc. (e)	1	30
Columbia Banking System Inc.	2	30
Comerica Inc.	4	137
Commerce Bancshares Inc.	4	173
Community Bank System Inc.	2	51
Community Trust Bancorp Inc.	1	25
CompuCredit Holdings Corp. (c)	1	2
Consolidated-Tomoka Land Co.	—	7
Cowen Group Inc. (c)	6	15
Credit Acceptance Corp. (c)	1	57
Cullen/Frost Bankers Inc.	3	179
CVB Financial Corp. (e)	5	62
DFC Global Corp. (c)	2	36
Dime Community Bancshares Inc.	2	23
Discover Financial Services	7	282
Donegal Group Inc.	1	13
Duff & Phelps Corp.	2	22
E*Trade Financial Corp. (c)	9	80
East West Bancorp Inc.	5	103
Eaton Vance Corp.	1	38
eHealth Inc. (c)	1	13
EMC Insurance Group Inc.	1	13
Employer Holdings Inc.	1	23
Endurance Specialty Holdings Ltd.	2	89
Enstar Group Ltd. (c)	1	60
Enterprise Financial Services Corp.	1	11
Epoch Holding Corp.	1	12
Erie Indemnity Co.	2	116
Evercore Partners Inc.	1	23
Everest Re Group Ltd.	2	225
EZCORP Inc. (c)	2	34
FBL Financial Group Inc.	1	46
Federal Agricultural Mortgage Corp.	—	10
Federated Investors Inc. (e)	5	93
Fidelity National Financial Inc.	5	107
Fifth Third Bancorp	23	352
Financial Institutions Inc.	1	11
First American Financial Corp.	5	108
First Bancorp Inc. (c)	10	43
First Bancorp Inc.	1	8
First Busey Corp.	4	20
First California Financial Group Inc. (c)	1	9
First Cash Financial Services Inc. (c)	1	23
First Commonwealth Financial Corp.	5	33
First Community Bancshares Inc.	1	12
First Defiance Financial Corp.	—	7
First Financial Bancorp	3	44
First Financial Bankshares Inc.	1	43
First Financial Corp.	1	19
First Financial Holdings Inc.	1	8
First Financial Northwest Inc. (c)	1	6
First Horizon National Corp.	9	82
First Interstate BancSystem Inc.	1	10
First Merchants Corp.	1	20
First Midwest Bancorp Inc.	4	48
First Niagara Financial Group Inc.	12	98
First PacTrust Bancorp Inc.	1	6
First Republic Bank	5	172
FirstMerit Corp.	5	77
Flagstone Reinsurance Holdings SA	3	29
Flushing Financial Corp.	1	22
FNB Corp.	7	82
Forest City Enterprises Inc. (c)	7	117
Forestar Group Inc. (c)	2	27
Fox Chase Bancorp Inc.	1	9
Franklin Resources Inc.	2	250
Fulton Financial Corp.	9	87
FXCM Inc. - Class A (e)	—	2
GAMCO Investors Inc.	—	10
Genworth Financial Inc. (c)	16	81
German American Bancorp Inc.	1	14
GFI Group Inc.	6	18
Glacier Bancorp Inc.	3	53
Global Indemnity Plc (c)	1	15
Goldman Sachs Group Inc.	9	978
Great Southern Bancorp Inc.	1	19
Greenhill & Co. Inc. (e)	—	24
Greenlight Capital Re Ltd. (c)	1	35
Hallmark Financial Services Inc. (c)	1	7
Hancock Holding Co.	3	86
Hanmi Financial Corp. (c)	1	18
Hanover Insurance Group Inc.	2	78
Harris & Harris Group Inc. (c)	1	5
Hartford Financial Services Group Inc.	10	186
HCC Insurance Holdings Inc.	3	110
Heartland Financial USA Inc. (e)	1	19

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Heritage Commerce Corp. (c)	1	8
Heritage Financial Corp.	1	11
HFF Inc. (c)	1	17
Hilltop Holdings Inc. (c)	3	33
Home Bancshares Inc.	1	44
Home Federal Bancorp Inc.	1	8
Homeowners Choice Inc.	—	9
Horace Mann Educators Corp.	2	33
Howard Hughes Corp. (c)	2	128
Hudson City Bancorp Inc.	25	199
Hudson Valley Holding Corp. (e)	1	14
Huntington Bancshares Inc.	20	135
IberiaBank Corp.	1	50
Independent Bank Corp. (e)	1	30
Interactive Brokers Group Inc.	2	32
IntercontinentalExchange Inc. (c)	2	240
International Bancshares Corp.	3	48
INTL FCStone Inc. (c)	1	17
Invesco Ltd.	9	222
Investment Technology Group Inc. (c)	2	16
Investors Bancorp Inc. (c)	6	108
Investors Title Co.	—	—
Janus Capital Group Inc.	9	83
Jefferies Group Inc.	7	92
JMP Group Inc.	1	5
Jones Lang LaSalle Inc.	2	162
JPMorgan Chase & Co.	33	1,316
Kaiser Federal Financial Group Inc.	—	6
KBW Inc.	2	28
Kearny Financial Corp.	2	21
Kemper Corp.	3	92
Kennedy-Wilson Holdings Inc.	2	27
KeyCorp	38	332
Knight Capital Group Inc. (c)	5	13
Lakeland Bancorp Inc.	1	12
Lakeland Financial Corp.	1	19
Legg Mason Inc.	8	190
Leucadia National Corp.	6	130
Lincoln National Corp.	6	152
Loews Corp.	6	266
LPL Financial Holdings Inc.	1	42
M&T Bank Corp.	5	485
Macatawa Bank Corp. (c)	1	3
Maiden Holdings Ltd.	4	31
MainSource Financial Group Inc.	1	12
Markel Corp. (c)	—	182
MarketAxess Holdings Inc.	1	38
Marlin Business Services Inc.	1	13
Marsh & McLennan Cos. Inc.	8	258
MB Financial Inc.	3	55
MBIA Inc. (c) (e)	9	91
MCG Capital Corp.	4	17
Medallion Financial Corp.	1	9
Mercantile BanCorp (c) (e)	—	1
Mercury General Corp.	3	119
Meridian Interstate BanCorp Inc. (c)	1	16
MetLife Inc.	8	258
Metro Bancorp Inc. (c)	1	8
MGIC Investment Corp. (c) (e)	10	15
Montpelier Re Holdings Ltd.	3	64
Moody’s Corp.	4	190
Morgan Stanley	13	221
MSCI Inc. (c)	3	100
NASDAQ OMX Group Inc.	7	156
National Financial Partners Corp. (c)	2	32
National Interstate Corp.	1	23
National Penn Bancshares Inc.	8	70
Navigators Group Inc. (c)	1	30
NBT Bancorp Inc.	2	33
Nelnet Inc.	2	38
Netspend Holdings Inc. (c) (e)	2	24
New York Community Bancorp Inc. (e)	17	238
NewStar Financial Inc. (c)	2	28
Northern Trust Corp.	9	418
Northfield Bancorp Inc. (e)	2	30
Northwest Bancshares Inc.	4	54
NYSE Euronext	6	141
OceanFirst Financial Corp.	1	12
Ocwen Financial Corp. (c)	7	200
Old National Bancorp	5	61
Old Republic International Corp.	9	79
OmniAmerican Bancorp Inc. (c)	1	11
OneBeacon Insurance Group Ltd.	1	15
Oppenheimer Holdings Inc.	—	2
Oriental Financial Group Inc. (e)	2	19
Oritani Financial Corp.	2	33
Pacific Continental Corp.	1	7
Pacific Mercantile BanCorp (c)	—	—
PacWest Bancorp	1	28
Park National Corp.	1	49
Park Sterling Corp. (c)	1	4
PartnerRe Ltd.	3	201
Peapack Gladstone Financial Corp.	—	—
Penns Woods Bancorp Inc.	—	3
People’s United Financial Inc.	8	96
Peoples Bancorp Inc.	1	11
PHH Corp. (c) (e)	3	54
Pico Holdings Inc. (c) (e)	1	23
Pinnacle Financial Partners Inc. (c)	2	31
Piper Jaffray Cos. (c)	1	23
Platinum Underwriters Holdings Ltd.	2	65
PNC Financial Services Group Inc.	11	663
Popular Inc. (c)	—	3
Portfolio Recovery Associates Inc. (c)	1	84
Preferred Bank (c) (e)	1	9
Presidential Life Corp.	1	18
Primerica Inc.	3	92
Principal Financial Group Inc.	6	175
PrivateBancorp Inc.	4	59
ProAssurance Corp.	2	136
Progressive Corp.	8	172
Prosperity Bancshares Inc.	2	78
Protective Life Corp.	4	112
Provident Financial Services Inc.	3	46
Provident New York Bancorp	2	16
Prudential Financial Inc.	7	403
Radian Group Inc. (e)	6	25
Raymond James Financial Inc.	6	202
Regions Financial Corp.	56	405
Reinsurance Group of America Inc.	3	174
RenaissanceRe Holdings Ltd.	2	146
Renasant Corp.	1	22
Republic Bancorp Inc. (e)	1	18
Resource America Inc. - Class A	1	6
RLI Corp.	1	67
Rockville Financial Inc.	1	17
Roma Financial Corp. (e)	1	9
S&T Bancorp Inc.	1	23
Safety Insurance Group Inc.	1	32
Sandy Spring Bancorp Inc.	1	21
SCBT Financial Corp.	1	27
SeaBright Insurance Holdings Inc. (e)	1	11
SEI Investments Co.	3	67
Selective Insurance Group	3	52
Sierra Bancorp	1	7
Signature Bank (c)	2	121

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Simmons First National Corp.	1	19
SLM Corp.	19	296
Southside Bancshares Inc. (e)	1	17
Southwest Bancorp Inc. (c)	1	10
St. Joe Co. (c) (e)	4	68
StanCorp Financial Group Inc.	2	66
State Auto Financial Corp.	2	30
State Street Corp.	5	201
StellarOne Corp.	1	14
Sterling Bancorp	1	13
Stewart Information Services Corp.	1	16
Stifel Financial Corp. (c)	2	64
Suffolk Bancorp (c)	—	—
Sun Bancorp Inc. (c)	5	16
SunTrust Banks Inc.	4	116
Susquehanna Bancshares Inc.	9	94
SVB Financial Group (c)	1	81
SY Bancorp Inc.	1	14
Symetra Financial Corp.	6	68
Synovus Financial Corp. (e)	29	69
T. Rowe Price Group Inc.	4	228
Taylor Capital Group Inc. (c)	1	22
TCF Financial Corp.	8	97
TD Ameritrade Holding Corp.	9	143
Tejon Ranch Co. (c)	1	21
Territorial Bancorp Inc.	1	11
Texas Capital Bancshares Inc. (c)	2	89
TFS Financial Corp. (c)	10	92
Thomas Properties Group Inc.	2	13
Tompkins Financial Corp.	1	20
Torchmark Corp.	4	200
Tower Group Inc.	2	35
TowneBank (e)	1	21
Travelers Cos. Inc.	8	519
Trico Bancshares	1	12
TrustCo Bank Corp.	5	26
Trustmark Corp.	3	80
U.S. Bancorp	36	1,233
UMB Financial Corp.	2	104
Umpqua Holdings Corp.	5	70
Union First Market Bankshares Corp.	1	17
United Bankshares Inc. (e)	2	57
United Community Banks Inc. (c)	2	16
United Financial Bancorp Inc.	1	10
United Fire Group Inc.	1	30
Univest Corp. of Pennsylvania	1	14
Unum Group	10	194
Validus Holdings Ltd.	5	176
Valley National Bancorp (e)	6	61
ViewPoint Financial Group	2	35
Virginia Commerce Bancorp (c)	2	13
Waddell & Reed Financial Inc.	1	33
Walker & Dunlop Inc. (c)	1	15
Washington Banking Co.	1	10
Washington Federal Inc.	5	87
Washington Trust Bancorp Inc.	1	18
Webster Financial Corp.	3	73
Wells Fargo & Co.	95	3,282
WesBanco Inc.	1	25
West Bancorp Inc.	1	10
West Coast Bancorp	1	20
Westamerica Bancorporation (e)	1	56
Western Alliance Bancorp (c)	4	42
Westfield Financial Inc.	1	9
Westwood Holdings Group Inc.	—	12
Willis Group Holdings Plc	5	166
Wilshire Bancorp Inc. (c)	3	22
Wintrust Financial Corp.	2	71
World Acceptance Corp. (c) (e)	1	47
WR Berkley Corp.	6	210
WSFS Financial Corp.	—	17
XL Group Plc	9	207
Zions Bancorp (e)	6	120
		43,393
HEALTH CARE - 11.8%
Abbott Laboratories	21	1,474
Accuray Inc. (c)	3	20
Acorda Therapeutics Inc. (c)	1	20
Aetna Inc.	6	249
Affymetrix Inc. (c) (e)	3	14
Agilent Technologies Inc.	5	173
Air Methods Corp. (c)	1	72
Albany Molecular Research Inc.	—	—
Alere Inc. (c)	4	68
Alexion Pharmaceuticals Inc. (c)	3	309
Align Technology Inc. (c)	3	103
Alkermes Plc (c)	3	62
Allergan Inc.	4	375
Allscripts-Misys Healthcare Solutions Inc. (c)	9	116
Almost Family Inc. (c)	—	8
Alphatec Holdings Inc. (c)	4	6
Amedisys Inc. (c)	1	18
AMERIGROUP Corp. (c)	2	201
AmerisourceBergen Corp.	4	170
Amgen Inc.	11	936
AMN Healthcare Services Inc. (c)	3	26
Amsurg Corp. (c)	1	40
Analogic Corp.	1	50
AngioDynamics Inc. (c) (e)	1	13
Anika Therapeutics Inc. (c)	1	7
Arena Pharmaceuticals Inc. (c) (e)	4	36
Ariad Pharmaceuticals Inc. (c)	4	104
ArthroCare Corp. (c)	1	39
Assisted Living Concepts Inc. (e)	1	7
Astex Pharmaceuticals (c)	1	3
athenahealth Inc. (c) (e)	1	92
Atrion Corp. (e)	—	14
AVEO Pharmaceuticals Inc. (c) (e)	2	16
Baxter International Inc.	8	452
Becton Dickinson & Co.	3	212
Bio-Rad Laboratories Inc. (c)	1	109
Bio-Reference Labs Inc. (c) (e)	2	46
Biogen Idec Inc. (c)	3	463
BioMarin Pharmaceutical Inc. (c)	1	28
BioScrip Inc. (c)	3	24
Boston Scientific Corp. (c)	55	315
Bristol-Myers Squibb Co.	23	776
Brookdale Senior Living Inc. (c)	7	153
Bruker Corp. (c)	4	46
Cambrex Corp. (c)	1	15
Cantel Medical Corp.	1	27
Capital Senior Living Corp. (c)	1	18
Cardinal Health Inc.	5	183
CareFusion Corp. (c)	9	250
Celgene Corp. (c)	6	466
Celldex Therapeutics Inc. (c)	2	13
Centene Corp. (c)	2	72
Cepheid Inc. (c)	1	22
Cerner Corp. (c)	2	178
Charles River Laboratories International Inc. (c)	1	23
Chemed Corp.	1	48
Chindex International Inc. (c)	1	7
CIGNA Corp.	6	260
Codexis Inc. (c) (e)	1	3
Community Health Systems Inc. (c)	3	82

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Conceptus Inc. (c)	1	20
Conmed Corp.	1	37
Cooper Cos. Inc.	2	206
Corvel Corp. (c)	—	18
Covance Inc. (c)	3	117
Coventry Health Care Inc.	5	226
Covidien Plc	7	397
CR Bard Inc.	2	157
Cross Country Healthcare Inc. (c)	1	7
CryoLife Inc.	1	8
Cubist Pharmaceuticals Inc. (c)	3	129
Cumberland Pharmaceuticals Inc. (c)	1	6
Cutera Inc. (c)	1	4
Cyberonics Inc. (c)	1	31
Cynosure Inc. (c)	—	8
DaVita Inc. (c)	2	176
Dentsply International Inc.	4	141
DepoMed Inc. (c)	2	12
DUSA Pharmaceuticals Inc. (c)	1	4
Edwards Lifesciences Corp. (c)	2	215
Eli Lilly & Co.	14	659
Emergent BioSolutions Inc. (c)	2	23
Emeritus Corp. (c)	2	38
Endo Pharmaceuticals Holdings Inc. (c)	4	138
Endocyte Inc. (c)	1	13
Ensign Group Inc.	1	31
Enzon Pharmaceuticals Inc. (c) (e)	2	15
Epocrates Inc. (c) (e)	—	5
ExacTech Inc. (c)	1	11
ExamWorks Group Inc. (c)	2	24
Express Scripts Holding Co. (c)	11	664
Five Star Quality Care Inc. (c)	2	11
Forest Laboratories Inc. (c)	10	370
Furiex Pharmaceuticals Inc. (c)	—	6
Gentiva Health Services Inc. (c) (e)	1	16
Gilead Sciences Inc. (c)	10	677
Greatbatch Inc. (c)	1	27
GTx Inc. (c)	2	11
Haemonetics Corp. (c)	1	96
Hanger Orthopedic Group Inc. (c)	2	46
HCA Holdings Inc.	1	24
Health Management Associates Inc. (c)	8	66
Health Net Inc. (c)	3	63
Healthsouth Corp. (c)	2	58
Healthways Inc. (c)	1	16
Henry Schein Inc. (c)	3	214
Hi-Tech Pharmacal Co. Inc. (c)	—	13
Hill-Rom Holdings Inc.	1	42
HMS Holdings Corp. (c)	2	84
Hologic Inc. (c)	11	219
Horizon Pharma Inc. (c)	2	5
Hospira Inc. (c)	6	190
Humana Inc.	3	189
ICU Medical Inc. (c)	1	30
Idexx Laboratories Inc. (c)	1	89
Illumina Inc. (c) (e)	1	31
Impax Laboratories Inc. (c)	2	57
Incyte Corp. (c) (e)	5	90
Integra LifeSciences Holdings Corp. (c)	1	49
Intuitive Surgical Inc. (c)	1	248
Invacare Corp.	1	20
IPC The Hospitalist Co. Inc. (c)	1	27
IRIS International Inc. (c)	1	12
Jazz Pharmaceuticals Plc (c)	3	145
Johnson & Johnson	39	2,653
Kindred Healthcare Inc. (c)	2	22
Laboratory Corp. of America Holdings (c)	2	185
Landauer Inc.	—	12
Lannett Co. Inc. (c)	1	6
LHC Group Inc. (c)	1	15
Life Technologies Corp. (c)	8	367
LifePoint Hospitals Inc. (c)	2	102
Magellan Health Services Inc. (c)	1	62
Masimo Corp. (c)	1	31
McKesson Corp.	3	292
MedAssets Inc. (c)	3	50
Medicines Co. (c)	2	62
Medicis Pharmaceutical Corp.	2	100
Medidata Solutions Inc. (c)	1	23
Medivation Inc. (c)	2	113
Mednax Inc. (c)	3	194
Medtronic Inc.	13	552
Merck & Co. Inc.	49	2,223
Meridian Bioscience Inc. (e)	—	5
Merit Medical Systems Inc. (c)	2	30
Metropolitan Health Networks Inc. (c)	2	18
Mettler Toledo International Inc. (c)	1	85
Molina Healthcare Inc. (c)	2	48
Momenta Pharmaceuticals Inc. (c)	2	33
MWI Veterinary Supply Inc. (c)	—	43
Mylan Inc. (c)	5	124
Myriad Genetics Inc. (c)	2	43
Myriad Pharmaceuticals Inc. (c)	—	—
National Healthcare Corp.	1	29
National Research Corp. (e)	—	10
Natus Medical Inc. (c)	1	18
NuVasive Inc. (c)	2	48
Obagi Medical Products Inc. (c)	1	9
Omnicare Inc.	6	198
Omnicell Inc. (c)	2	21
Onyx Pharmaceuticals Inc. (c)	2	186
Orexigen Therapeutics Inc. (c) (e)	—	1
Orthofix International NV (c)	—	18
Owens & Minor Inc.	3	81
Palomar Medical Technologies Inc. (c)	1	8
Par Pharmaceutical Cos. Inc. (c)	2	75
Parexel International Corp. (c)	2	74
Patterson Cos. Inc.	4	152
PDI Inc. (c)	1	6
PDL BioPharma Inc. (e)	6	45
PerkinElmer Inc.	4	112
Perrigo Co.	2	174
Pfizer Inc.	143	3,541
PharMerica Corp. (c)	1	18
PhotoMedex Inc. (c) (e)	1	10
Pozen Inc. (c)	1	6
Progenics Pharmaceuticals Inc. (c)	1	3
Providence Services Corp. (c)	1	8
PSS World Medical Inc. (c)	1	30
Quality Systems Inc.	1	26
Quest Diagnostics Inc.	2	120
Questcor Pharmaceuticals Inc. (c) (e)	2	30
Quidel Corp. (c)	1	23
Regeneron Pharmaceuticals Inc. (c)	2	229
Repligen Corp. (c)	1	6
ResMed Inc. (e)	4	146
Rigel Pharmaceuticals Inc. (c)	3	28
Rochester Medical Corp. (c)	—	4
RTI Biologics Inc. (c)	2	6
Salix Pharmaceuticals Ltd. (c)	2	93
Sangamo Biosciences Inc. (c) (e)	2	12
Santarus Inc. (c)	1	6
Sciclone Pharmaceuticals Inc. (c)	2	13
Seattle Genetics Inc. (c) (e)	3	89
Select Medical Holdings Corp. (c)	7	73
SIGA Technologies Inc. (c) (e)	2	5

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Sirona Dental Systems Inc. (c)	1	63
Solta Medical Inc. (c)	3	8
Spectrum Pharmaceuticals Inc. (c) (e)	2	25
St. Jude Medical Inc.	4	184
STERIS Corp.	3	89
Stryker Corp.	1	78
Sunrise Senior Living Inc. (c)	2	29
SurModics Inc. (c)	1	16
Symmetry Medical Inc. (c) (e)	2	16
Team Health Holdings Inc. (c)	2	41
Techne Corp.	1	101
Teleflex Inc.	2	163
Tenet Healthcare Corp. (c)	21	132
Thermo Fisher Scientific Inc.	8	441
Thoratec Corp. (c)	1	45
Tornier BV (c)	1	28
Transcept Pharmaceuticals Inc. (c)	—	—
Triple-S Management Corp. (c)	1	19
United Therapeutics Corp. (c)	2	134
UnitedHealth Group Inc.	14	776
Universal American Corp. (c)	4	36
Universal Health Services Inc.	4	174
US Physical Therapy Inc.	—	11
Utah Medical Products Inc.	—	7
Varian Medical Systems Inc. (c)	2	115
Vascular Solutions Inc. (c)	1	7
VCA Antech Inc. (c)	3	57
Vertex Pharmaceuticals Inc. (c)	4	207
ViroPharma Inc. (c)	3	103
Vivus Inc. (c) (e)	1	21
Warner Chilcott Plc	6	82
Waters Corp. (c)	2	133
Watson Pharmaceuticals Inc. (c)	4	298
WellCare Health Plans Inc. (c)	1	57
WellPoint Inc.	6	375
West Pharmaceutical Services Inc.	2	85
Wizzard Software Corp. (c)	—	2
Wright Medical Group Inc. (c) (e)	2	40
XenoPort Inc. (c)	2	17
Young Innovations Inc.	—	12
Zimmer Holdings Inc.	5	331
		33,754
INDUSTRIALS - 12.5%
3M Co.	9	850
A.T. Cross Co. (c)	1	5
AAON Inc. (e)	1	18
AAR Corp.	2	31
ABM Industries Inc.	2	38
Acacia Research Corp. (c)	1	28
ACCO Brands Corp. (c)	3	17
Accuride Corp. (c)	1	6
Aceto Corp.	1	7
Actuant Corp.	4	106
Acuity Brands Inc.	2	101
Advisory Board Co. (c)	1	48
AECOM Technology Corp. (c)	4	78
Aegion Corp. (c)	2	33
AeroVironment Inc. (c)	1	23
AGCO Corp. (c)	2	104
Air Transport Services Group Inc (c)	3	13
Alamo Group Inc.	1	34
Alaska Air Group Inc. (c)	4	126
Albany International Corp.	1	29
Allegiant Travel Co. (c) (e)	1	57
Alliant Techsystems Inc.	2	75
Allied Motion Technologies Inc.	—	3
Altra Holdings Inc.	1	16
Amerco Inc.	1	106
Ameresco Inc. - Class A (c)	1	9
American Railcar Industries Inc. (c) (e)	1	26
American Reprographics Co. (c)	2	9
American Science & Engineering Inc. (e)	—	20
American Superconductor Corp. (c) (e)	2	10
American Woodmark Corp. (c)	1	12
AMETEK Inc.	3	113
Ampco-Pittsburgh Corp.	—	7
AO Smith Corp.	2	109
Apogee Enterprises Inc.	1	26
Applied Industrial Technologies Inc.	1	59
Argan Inc.	1	9
Armstrong World Industries Inc.	2	89
Asta Funding Inc.	—	1
Astec Industries Inc. (c)	1	32
Astronics Corp. (c)	—	8
Atlas Air Worldwide Holdings Inc. (c)	1	66
Avery Dennison Corp.	5	168
Avis Budget Group Inc. (c)	6	89
AZZ Inc.	1	38
Babcock & Wilcox Co. (c)	5	122
Barnes Group Inc.	2	53
Barrett Business Services Inc.	—	11
BE Aerospace Inc. (c)	3	109
Beacon Roofing Supply Inc. (c)	2	60
Belden Inc.	1	35
Blount International Inc. (c)	1	14
Boeing Co.	10	675
Brady Corp.	2	50
Breeze-Eastern Corp. (c)	—	3
Briggs & Stratton Corp.	2	34
Brink’s Co.	1	31
Builders FirstSource Inc. (c) (e)	4	19
CAI International Inc. (c)	1	18
Carlisle Cos. Inc.	3	130
Cascade Corp.	1	27
Casella Waste Systems Inc. (c)	1	5
Caterpillar Inc.	8	714
CBIZ Inc. (c) (e)	2	14
CDI Corp.	1	15
Ceco Environmental Corp.	—	4
Celadon Group Inc.	1	16
Ceradyne Inc.	1	25
CH Robinson Worldwide Inc.	2	135
Chart Industries Inc. (c)	1	89
Cintas Corp.	2	66
CIRCOR International Inc.	1	30
CLARCOR Inc.	1	41
Clean Harbors Inc. (c)	1	54
CNH Global NV (c)	2	58
Coleman Cable Inc. (e)	1	6
Colfax Corp. (c)	2	88
Columbus Mckinnon Corp. (c)	1	14
Comfort Systems USA Inc.	2	17
Con-Way Inc.	2	63
Consolidated Graphics Inc. (c)	—	10
Cooper Industries Plc	4	285
Copart Inc. (c)	3	83
Corporate Executive Board Co.	1	48
Corrections Corp. of America	6	184
Courier Corp.	1	6
Covanta Holding Corp.	4	76
Covenant Transportation Group Inc.	—	—
Crane Co.	1	48
CSX Corp.	19	403
Cubic Corp.	1	50
Cummins Inc.	3	231

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Curtiss-Wright Corp.	2	72
Danaher Corp.	3	182
Deere & Co.	6	454
Delta Air Lines Inc. (c)	16	147
Deluxe Corp.	2	67
DigitalGlobe Inc. (c) (e)	2	43
Dolan Media Co. (c)	1	7
Dollar Thrifty Automotive Group Inc. (c)	1	104
Donaldson Co. Inc.	2	73
Douglas Dynamics Inc.	1	15
Dover Corp.	7	429
Ducommun Inc. (c)	—	6
Dun & Bradstreet Corp.	2	159
DXP Enterprises Inc. (c)	1	24
Dycom Industries Inc. (c) (e)	2	23
Dynamic Materials Corp.	—	3
Eaton Corp. (e)	3	124
Echo Global Logistics Inc. (c) (e)	1	13
EMCOR Group Inc.	3	98
Emerson Electric Co.	10	478
Encore Capital Group Inc. (c)	1	31
Encore Wire Corp.	1	35
EnergySolutions Inc. (c)	2	4
EnerNOC Inc. (c) (e)	1	17
EnerSys (c)	2	85
Engility Holdings Inc.	1	12
Ennis Inc.	1	20
EnPro Industries Inc. (c)	1	32
Equifax Inc.	2	70
ESCO Technologies Inc.	1	47
Espey Manufacturing & Electronics Corp.	—	3
Esterline Technologies Corp. (c)	1	82
Exelis Inc.	6	65
Expeditors International Washington Inc.	2	69
Exponent Inc. (c) (e)	1	29
Fastenal Co.	4	159
Federal Signal Corp. (c)	3	18
FedEx Corp.	6	482
Flow International Corp. (c)	1	5
Flowserve Corp.	1	128
Fluor Corp.	2	118
Beam Inc. (c)	4	109
Forward Air Corp.	1	26
Franklin Covey Co. (c)	1	10
Franklin Electric Co. Inc.	1	60
FreightCar America Inc.	1	9
FTI Consulting Inc. (c)	1	37
Furmanite Corp. (c) (e)	2	9
G&K Services Inc.	1	25
Gardner Denver Inc.	2	133
GATX Corp.	2	68
Genco Shipping & Trading Ltd. (c)	1	3
GenCorp Inc. (c)	—	—
Generac Holdings Inc.	3	60
General Cable Corp. (c)	3	76
General Dynamics Corp.	6	370
General Electric Co.	190	4,304
Genesee & Wyoming Inc. (c)	2	120
Geo Group Inc.	3	86
GeoEye Inc. (c)	1	26
Gibraltar Industries Inc. (c) (e)	1	18
Global Power Equipment Group Inc.	1	13
Gorman-Rupp Co.	1	22
GP Strategies Corp. (c)	1	17
Graco Inc.	1	40
GrafTech International Ltd. (c)	6	49
Graham Corp. (e)	—	5
Granite Construction Inc.	1	37
Great Lakes Dredge & Dock Corp.	3	21
Greenbrier Cos. Inc. (c) (e)	1	18
Griffon Corp.	3	29
H&E Equipment Services Inc.	2	20
Hardinge Inc.	—	1
Harsco Corp.	3	66
Hawaiian Holdings Inc. (c)	2	12
Heartland Express Inc.	4	48
HEICO Corp.	1	27
HEICO Corp. - Class A	1	40
Heidrick & Struggles International Inc.	—	4
Herman Miller Inc.	2	29
Hertz Global Holdings Inc. (c)	14	194
Hexcel Corp. (c)	4	101
Hill International Inc. (c)	2	7
HNI Corp.	2	41
Honeywell International Inc.	10	592
Houston Wire & Cable Co.	—	2
HUB Group Inc. (c)	1	42
Hubbell Inc.	1	67
Hubbell Inc. - Class A	—	7
Hudson Global Inc. (c)	2	7
Huntington Ingalls Industries Inc. (c)	2	97
Hurco Cos. Inc. (c)	—	7
Huron Consulting Group Inc. (c)	1	28
ICF International Inc. (c)	1	18
IDEX Corp.	4	152
IHS Inc. (c)	1	117
II-VI Inc. (c)	2	30
Illinois Tool Works Inc.	6	339
Ingersoll-Rand Plc	11	489
InnerWorkings Inc. (c) (e)	2	24
Insperity Inc.	1	23
Insteel Industries Inc.	1	9
Interface Inc.	3	34
Intersections Inc.	1	7
Iron Mountain Inc.	1	38
ITT Corp.	2	44
Jacobs Engineering Group Inc. (c)	3	105
JB Hunt Transport Services Inc.	2	109
JetBlue Airways Corp. (c)	14	67
John Bean Technologies Corp.	1	18
Joy Global Inc.	1	62
Kaman Corp.	1	36
Kansas City Southern	3	227
KAR Auction Services Inc. (c)	4	85
Kaydon Corp.	1	31
KBR Inc.	3	89
Kelly Services Inc.	2	19
Kennametal Inc.	2	85
Kforce Inc. (c)	2	19
Kimball International Inc.	1	15
Kirby Corp. (c)	2	100
Knight Transportation Inc.	3	43
Knoll Inc.	1	15
Korn/Ferry International (c)	2	32
Kratos Defense & Security Solutions Inc. (c)	1	8
L-3 Communications Holdings Inc.	4	287
Landstar System Inc.	1	52
Layne Christensen Co. (c) (e)	1	18
LB Foster Co.	—	13
Lennox International Inc.	2	82
Lincoln Electric Holdings Inc.	2	70
Lindsay Corp.	1	36
LMI Aerospace Inc. (c)	1	10
Lockheed Martin Corp.	4	336
LSI Industries Inc.	1	7
Lydall Inc. (c)	1	11

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Manitowoc Co. Inc. (e)	3	41
Manpower Inc.	2	89
Marten Transport Ltd.	1	18
Masco Corp.	7	108
MasTec Inc. (c)	4	75
Matson Inc.	2	42
McGrath RentCorp	1	29
Meritor Inc. (c)	4	15
Met-Pro Corp.	1	5
Metalico Inc. (c)	2	5
Michael Baker Corp. (c)	—	10
Middleby Corp. (c)	1	81
Miller Industries Inc.	1	8
Mine Safety Appliances Co.	1	47
Mistras Group Inc. (c)	—	—
Mobile Mini Inc. (c) (e)	2	35
Moog Inc. (c)	1	26
Moog Inc. - Class B (c)	—	7
MSC Industrial Direct Co.	1	54
Mueller Industries Inc.	2	68
Mueller Water Products Inc.	8	37
Multi-Color Corp.	1	16
MYR Group Inc. (c)	1	18
NACCO Industries Inc.	—	38
National Presto Industries Inc. (e)	—	22
Navigant Consulting Inc. (c)	2	27
Navistar International Corp. (c)	1	30
NCI Building Systems Inc. (c)	1	7
Nielsen Holdings NV (c)	8	229
NL Industries Inc.	1	10
NN Inc. (c)	—	4
Nordson Corp.	1	41
Norfolk Southern Corp.	6	401
Northrop Grumman Systems Corp.	5	299
Northwest Pipe Co. (c)	—	10
Old Dominion Freight Line Inc. (c)	3	85
On Assignment Inc. (c)	1	28
Orbital Sciences Corp. (c)	2	35
Orion Marine Group Inc. (c)	1	9
Oshkosh Corp. (c)	3	77
Owens Corning Inc. (c)	6	185
PACCAR Inc.	2	72
Pacer International Inc. (c)	1	5
Pall Corp.	1	51
Park-Ohio Holdings Corp. (c)	—	9
Parker Hannifin Corp.	3	242
Patrick Industries Inc. (c)	—	1
Pentair Inc.	4	158
PGT Inc. (c) (e)	—	—
Pike Electric Corp. (c)	2	12
Pitney Bowes Inc. (e)	2	26
PMFG Inc. (c)	1	5
Polypore International Inc. (c) (e)	1	46
Powell Industries Inc. (c)	1	19
Precision Castparts Corp.	2	327
Preformed Line Products Co.	—	17
Primoris Services Corp.	1	12
Quad/Graphics Inc. (e)	2	25
Quality Distribution Inc. (c)	1	10
Quanex Building Products Corp.	2	30
Quanta Services Inc. (c)	8	200
RailAmerica Inc. (c)	2	63
Raven Industries Inc.	1	24
Raytheon Co.	2	103
RBC Bearings Inc. (c)	1	24
Regal-Beloit Corp. (e)	2	169
Republic Airways Holdings Inc. (c)	—	2
Republic Services Inc.	15	402
Resources Connection Inc.	2	26
Roadrunner Transportation Systems Inc. (c)	1	23
Robbins & Myers Inc.	2	131
Robert Half International Inc.	5	144
Rockwell Automation Inc.	3	188
Rockwell Collins Inc.	3	134
Rollins Inc.	3	75
Roper Industries Inc.	3	287
RR Donnelley & Sons Co. (e)	9	96
Rush Enterprises Inc. (c)	1	25
Ryder System Inc.	2	90
Saia Inc. (c)	1	14
Sauer-Danfoss Inc.	2	60
Schawk Inc.	1	14
School Specialty Inc. (e)	—	—
SeaCube Container Leasing Ltd.	1	17
Sensata Technologies Holding NV (c)	—	6
Shaw Group Inc. (c)	3	113
Simpson Manufacturing Co. Inc. (e)	2	49
SkyWest Inc.	3	26
Snap-On Inc.	2	172
Southwest Airlines Co.	30	260
Spirit Aerosystems Holdings Inc. (c)	3	76
Spirit Airlines Inc. (c)	1	22
SPX Corp.	3	179
Standard Parking Corp. (c)	1	11
Standex International Corp.	—	18
Stanley Black & Decker Inc.	7	513
Steelcase Inc.	4	42
Stericycle Inc. (c)	1	127
Sterling Construction Co. Inc. (c)	1	7
Sun Hydraulics Corp.	1	24
Swift Transporation Co. (c)	3	29
Sykes Enterprises Inc. (c)	2	27
Sypris Solutions Inc.	—	—
TAL International Group Inc. (e)	2	58
Taser International Inc. (c)	2	14
Team Inc. (c)	1	22
Teledyne Technologies Inc. (c)	2	101
Tennant Co.	1	30
Terex Corp. (c)	4	79
Tetra Tech Inc. (c)	4	92
Textainer Group Holdings Ltd. (e)	2	55
Textron Inc.	4	105
Thermon Group Holdings Inc. (c)	—	1
Timken Co.	3	100
Titan International Inc. (e)	2	28
Titan Machinery Inc. (c)	1	22
Toro Co.	1	24
Towers Watson & Co.	2	114
TransDigm Group Inc. (c)	1	142
TRC Cos. Inc. (c)	1	7
TriMas Corp. (c) (e)	2	43
Trinity Industries Inc.	2	69
Triumph Group Inc.	3	170
TrueBlue Inc. (c)	1	11
Tutor Perini Corp. (c)	2	26
Twin Disc Inc. (e)	1	9
Tyco International Ltd.	8	467
U.S. Home Systems Inc.	—	1
Ultralife Corp. (c)	—	1
UniFirst Corp.	1	47
Union Pacific Corp.	9	1,080
United Continental Holdings Inc. (c)	7	131
United Parcel Service Inc.	9	677
United Rentals Inc. (c)	3	99
United Stationers Inc. (e)	2	42
United Technologies Corp.	12	914

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Universal Forest Products Inc. (e)	1	37
Universal Truckload Services Inc.	1	11
URS Corp.	2	81
US Airways Group Inc. (c) (e)	4	46
US Ecology Inc.	1	17
USG Corp. (c)	2	45
UTi Worldwide Inc.	4	57
Valmont Industries Inc.	1	158
Verisk Analytics Inc. (c)	1	59
Viad Corp.	1	19
Vicor Corp.	1	9
Wabtec Corp.	2	161
Waste Connections Inc.	4	120
Waste Management Inc.	6	184
Watsco Inc.	1	91
Watts Water Technologies Inc.	1	42
Werner Enterprises Inc.	4	75
WESCO Aircraft Holdings Inc. (c)	1	17
WESCO International Inc. (c)	3	145
Willis Lease Finance Corp. (c)	—	5
Woodward Governor Co.	2	57
WW Grainger Inc.	1	146
XPO Logistics Inc. (c) (e)	1	7
Xylem Inc.	2	58
		35,680
INFORMATION TECHNOLOGY - 16.2%
3D Systems Corp. (c) (e)	1	44
Accelrys Inc. (c)	3	24
Accenture Plc	2	172
ACI Worldwide Inc. (c)	1	59
Activision Blizzard Inc.	5	56
Actuate Corp. (c)	4	26
Acxiom Corp. (c)	4	68
Adobe Systems Inc. (c)	7	227
ADTRAN Inc. (e)	2	40
Advanced Energy Industries Inc. (c)	2	23
Advanced Micro Devices Inc. (c) (e)	12	40
Advent Software Inc. (c)	1	32
Aeroflex Holding Corp. (c)	3	19
Agilysys Inc. (c)	—	1
Akamai Technologies Inc. (c)	1	50
Alliance Data Systems Corp. (c)	1	128
Alpha & Omega Semiconductor Ltd. (c) (e)	1	9
Altera Corp.	2	76
Amdocs Ltd.	5	172
American Software Inc.	1	7
Amkor Technology Inc. (c) (e)	8	36
Amphenol Corp.	1	77
Anadigics Inc. (c)	3	5
Analog Devices Inc.	2	94
Anaren Inc. (c)	1	14
Ancestry.com Inc. (c)	2	48
Anixter International Inc.	1	41
Ansys Inc. (c)	2	125
AOL Inc. (c)	5	166
Apple Inc.	13	8,548
Applied Materials Inc.	23	260
Applied Micro Circuits Corp. (c) (e)	3	15
Ariba Inc. (c)	2	103
Arris Group Inc. (c)	6	75
Arrow Electronics Inc. (c)	2	81
Aruba Networks Inc. (c) (e)	1	22
Aspen Technology Inc. (c)	2	42
Atmel Corp. (c)	9	47
ATMI Inc. (c)	2	28
AuthenTec Inc. (c)	2	13
Autodesk Inc. (c)	2	53
Automatic Data Processing Inc.	2	135
Avago Technologies Ltd.	5	160
Aviat Networks Inc. (c)	3	6
Avid Technology Inc. (c)	2	17
Avnet Inc. (c)	3	91
AVX Corp.	5	52
AXT Inc. (c)	1	5
Badger Meter Inc.	1	24
Bel Fuse Inc.	—	7
Benchmark Electronics Inc. (c)	2	27
Black Box Corp.	1	20
Blackbaud Inc.	1	24
Blucora Inc. (c)	3	52
BMC Software Inc. (c)	1	46
Booz Allen Hamilton Holding Corp. - Class A (e)	5	68
Bottomline Technologies Inc. (c)	1	30
Brightpoint Inc. (c)	3	31
Broadcom Corp.	3	90
Broadridge Financial Solutions Inc.	5	117
Brocade Communications Systems Inc. (c)	19	115
Brooks Automation Inc.	3	25
CA Inc.	8	217
Cabot Microelectronics Corp.	1	21
CACI International Inc. (c)	1	62
Cadence Design Systems Inc. (c)	7	87
CalAmp Corp. (c)	1	6
Calix Inc. (c) (e)	1	5
Cardtronics Inc. (c)	1	30
Cascade Microtech Inc.	—	1
Cass Information Systems Inc.	—	13
Ceva Inc. (c)	1	11
Checkpoint Systems Inc. (c)	2	16
Ciber Inc. (c) (e)	3	11
Cirrus Logic Inc. (c)	3	104
Cisco Systems Inc.	27	510
Citrix Systems Inc. (c)	3	207
Cognex Corp.	1	41
Cognizant Technology Solutions Corp. (c)	4	259
Coherent Inc. (c)	1	46
Cohu Inc.	1	9
Communications Systems Inc.	—	5
CommVault Systems Inc. (c)	1	70
Computer Sciences Corp.	4	119
Computer Task Group Inc. (c)	1	11
Compuware Corp. (c)	5	48
Concur Technologies Inc. (c)	2	162
Constant Contact Inc. (c) (e)	1	12
Convergys Corp.	6	91
CoreLogic Inc. (c)	5	138
Corning Inc.	12	162
CoStar Group Inc. (c)	1	90
Cray Inc. (c)	1	18
Cree Inc. (c) (e)	4	92
CSG Systems International Inc. (c)	2	36
CTS Corp.	2	15
Cymer Inc. (c)	1	71
Cypress Semiconductor Corp.	4	41
Daktronics Inc.	2	18
Datalink Corp. (c)	1	5
DealerTrack Holdings Inc. (c)	2	50
Dell Inc.	19	191
Demand Media Inc. (c) (e)	4	45
Dice Holdings Inc. (c)	1	8
Diebold Inc.	2	81
Digi International Inc. (c) (e)	1	12
Digimarc Corp.	—	4
Digital River Inc. (c)	2	27

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Diodes Inc. (c)	2	34
Dolby Laboratories Inc. (c) (e)	2	65
DSP Group Inc. (c)	1	6
DST Systems Inc.	2	124
DTS Inc. (c) (e)	1	14
Earthlink Inc.	5	36
eBay Inc. (c)	16	768
Ebix Inc. (e)	1	19
Echelon Corp. (c)	2	8
EchoStar Corp. - Class A (c)	1	40
Electro Rent Corp.	1	19
Electro Scientific Industries Inc.	1	16
Electronic Arts Inc. (c)	6	77
Electronics for Imaging Inc. (c)	2	37
EMC Corp. (c)	28	767
Emcore Corp. (c) (e)	—	1
Emulex Corp. (c)	4	31
Entegris Inc. (c)	5	41
Entropic Communications Inc. (c)	3	15
Envestnet Inc. (c)	1	13
EPIQ Systems Inc.	2	23
ePlus Inc. (c)	—	12
Equinix Inc. (c)	1	185
Euronet Worldwide Inc. (c)	2	35
Exar Corp. (c)	2	17
ExlService Holdings Inc. (c) (e)	1	38
Extreme Networks (c)	4	13
F5 Networks Inc. (c)	1	136
Fabrinet (c)	2	17
FactSet Research Systems Inc. (e)	1	87
Fair Isaac Corp.	1	48
Fairchild Semiconductor International Inc. (c)	5	67
FARO Technologies Inc. (c)	—	17
FEI Co.	2	80
Fidelity National Information Services Inc.	6	187
Finisar Corp. (c) (e)	4	50
First Solar Inc. (c) (e)	3	69
Fiserv Inc. (c)	4	281
FleetCor Technologies Inc. (c)	4	162
FLIR Systems Inc.	6	118
FormFactor Inc. (c)	2	13
Forrester Research Inc.	1	17
Fortinet Inc. (c)	1	21
FSI International Inc. (c)	2	12
Gartner Inc. (c)	2	69
Genpact Ltd.	9	143
Global Cash Access Holdings Inc. (c)	3	23
Global Payments Inc.	2	75
Globalscape Inc. (c)	1	1
Globecomm Systems Inc. (c)	1	11
Google Inc. - Class A (c)	4	2,666
GSE Systems Inc. (c)	—	—
GSI Group Inc. (c)	2	13
GSI Technology Inc. (c)	1	6
GT Advanced Technologies Inc. (c) (e)	5	26
Hackett Group Inc. (c)	2	8
Harmonic Inc. (c)	6	25
Harris Corp.	1	41
Heartland Payment Systems Inc.	1	41
Hewlett-Packard Co.	18	299
Higher One Holdings Inc. (c) (e)	—	4
Hittite Microwave Corp. (c)	1	72
IAC/InterActiveCorp.	1	57
IEC Electronics Corp. (c)	—	3
iGate Corp. (c)	1	18
Imation Corp. (c)	2	10
Immersion Corp. (c)	1	5
Infinera Corp. (c) (e)	4	21
Informatica Corp. (c)	2	66
Ingram Micro Inc. (c)	5	79
Inphi Corp. (c) (e)	—	3
Insight Enterprises Inc. (c)	2	28
Integrated Device Technology Inc. (c)	5	27
Integrated Silicon Solutions Inc. (c)	1	11
Intel Corp.	63	1,438
Intermec Inc. (c)	2	14
Internap Network Services Corp. (c)	3	18
International Business Machines Corp.	15	3,021
International Rectifier Corp. (c)	3	42
Intersil Corp.	5	41
Intevac Inc. (c)	1	7
IntraLinks Holdings Inc. (c)	3	17
Intuit Inc.	1	65
IPG Photonics Corp. (c) (e)	1	32
Itron Inc. (c)	2	78
Ixia (c)	3	44
IXYS Corp. (c)	2	15
j2 Global Inc. (e)	2	59
Jabil Circuit Inc.	3	58
Jack Henry & Associates Inc.	2	68
JDA Software Group Inc. (c)	2	70
JDS Uniphase Corp. (c)	5	61
Juniper Networks Inc. (c)	13	222
Kemet Corp. (c)	2	8
Key Tronic Corp. (c)	—	4
Keynote Systems Inc.	1	12
KIT Digital Inc. (c) (e)	2	7
KLA-Tencor Corp.	3	122
Kopin Corp. (c)	3	12
Kulicke & Soffa Industries Inc. (c)	2	25
KVH Industries Inc. (c)	1	8
Lam Research Corp. (c)	2	73
Lattice Semiconductor Corp. (c) (e)	6	22
Lender Processing Services Inc.	4	98
Lexmark International Inc. (e)	3	62
Limelight Networks Inc. (c)	5	12
Linear Technology Corp.	2	54
LinkedIn Corp. (c)	1	128
Lionbridge Technologies Inc. (c)	2	8
Liquidity Services Inc. (c) (e)	1	35
Littelfuse Inc.	1	57
LoJack Corp. (c)	1	2
Loral Space & Communications Inc.	1	57
LSI Corp. (c)	4	29
LTX-Credence Corp. (c)	2	13
Magnachip Semiconductor Corp. (c)	1	17
Manhattan Associates Inc. (c)	—	6
Mantech International Corp. (e)	1	26
Market Leader Inc. (c)	1	4
Marvell Technology Group Ltd.	12	112
MasterCard Inc.	2	677
Mattersight Corp. (c)	—	—
Mattson Technology Inc. (c)	1	1
Maxim Integrated Products Inc.	2	59
MAXIMUS Inc.	1	84
Measurement Specialties Inc. (c)	1	20
Mentor Graphics Corp. (c)	4	68
Mercury Computer Systems Inc. (c)	1	15
Mesa Laboratories Inc. (e)	—	5
Methode Electronics Inc.	2	17
Micrel Inc. (e)	1	11
Microchip Technology Inc.	2	75
Micron Technology Inc. (c)	23	136
Micros Systems Inc. (c)	1	34
Microsemi Corp. (c)	3	50
Microsoft Corp.	103	3,071

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Mindspeed Technologies Inc. (c) (e)	1	4
MKS Instruments Inc.	2	54
MOCON Inc.	—	2
Molex Inc. (e)	4	97
Molex Inc. - Class A	3	65
MoneyGram International Inc. (c)	2	28
Monolithic Power Systems Inc. (c)	1	22
Monotype Imaging Holdings Inc.	2	23
Monster Worldwide Inc. (c) (e)	4	30
Motorola Solutions Inc.	2	91
Move Inc. (c)	2	15
MTS Systems Corp.	1	32
Multi-Fineline Electronix Inc. (c)	1	25
Nanometrics Inc. (c)	1	11
NAPCO Security Technologies Inc. (c)	1	2
National Instruments Corp.	3	65
NCR Corp. (c)	6	149
NetApp Inc. (c)	2	53
NetGear Inc. (c)	1	48
NetScout Systems Inc. (c)	2	43
NetSuite Inc. (c)	1	83
NeuStar Inc. (c)	1	48
Newport Corp. (c)	2	20
NIC Inc.	2	22
Nuance Communications Inc. (c)	4	87
Nvidia Corp. (c)	12	164
Oclaro Inc. (c)	—	1
Omnivision Technologies Inc. (c)	2	32
ON Semiconductor Corp. (c)	14	83
Online Resources Corp. (c)	—	1
OpenTable Inc. (c) (e)	—	17
Oplink Communications Inc. (c)	1	15
OPNET Technologies Inc.	1	27
Oracle Corp.	52	1,652
OSI Systems Inc. (c)	1	78
Parametric Technology Corp. (c)	3	57
Park Electrochemical Corp.	1	22
Paychex Inc.	3	98
Perficient Inc. (c)	1	17
Pericom Semiconductor Corp. (c)	1	10
Photronics Inc. (c)	3	15
Plantronics Inc.	1	28
Plexus Corp. (c)	1	36
PLX Technology Inc. (c)	2	10
PMC - Sierra Inc. (c)	7	39
Polycom Inc. (c)	9	84
Power Integrations Inc.	1	37
Power-One Inc. (c) (e)	6	33
PRG-Schultz International Inc. (c)	1	8
Progress Software Corp. (c)	2	51
QLogic Corp. (c)	4	43
QUALCOMM Inc.	22	1,377
QuinStreet Inc. (c) (e)	2	18
Rackspace Hosting Inc. (c)	3	172
Radisys Corp. (c)	1	5
Rambus Inc. (c) (e)	5	27
RealD Inc. (c) (e)	1	7
RealNetworks Inc. (c)	2	13
Red Hat Inc. (c)	1	74
Responsys Inc. (c)	1	14
RF Micro Devices Inc. (c)	10	41
Richardson Electronics Ltd.	1	7
Riverbed Technology Inc. (c)	3	70
Rofin-Sinar Technologies Inc. (c)	1	26
Rogers Corp. (c)	1	30
Rosetta Stone Inc. (c)	1	11
Rovi Corp. (c)	4	64
Rubicon Technology Inc. (c) (e)	1	10
Rudolph Technologies Inc. (c)	2	16
SAIC Inc.	13	160
Salesforce.com Inc. (c)	2	275
SanDisk Corp. (c)	5	221
Sanmina-SCI Corp. (c)	4	30
Sapient Corp. (c) (e)	3	32
ScanSource Inc. (c)	1	29
SciQuest Inc. (c)	—	—
SeaChange International Inc. (c)	2	13
Seagate Technology	8	256
Semtech Corp. (c)	2	40
ShoreTel Inc. (c)	2	9
Sigma Designs Inc. (c)	2	10
Silicon Image Inc. (c)	3	14
Silicon Laboratories Inc. (c)	1	37
Skyworks Solutions Inc. (c)	1	33
SolarWinds Inc. (c)	2	95
Solera Holdings Inc.	3	127
Sonus Networks Inc. (c)	6	11
Spansion Inc. (c)	3	33
SS&C Technologies Holdings Inc. (c)	4	111
Stamps.com Inc. (c)	1	16
STEC Inc. (c)	2	14
STR Holdings Inc. (c) (e)	2	5
SunPower Corp. (c) (e)	6	25
Super Micro Computer Inc. (c)	2	19
Supertex Inc. (c)	1	9
support.com Inc. (c)	2	8
Sycamore Networks Inc. (c)	1	20
Symantec Corp. (c)	4	68
Symmetricom Inc. (c)	2	13
Synaptics Inc. (c) (e)	1	29
SYNNEX Corp. (c)	2	65
Synopsys Inc. (c)	4	125
Syntel Inc.	1	50
Take-Two Interactive Software Inc. (c)	2	18
TE Connectivity Ltd.	8	271
Tech Data Corp. (c)	1	59
TechTarget Inc. (c)	1	7
TeleNav Inc. (c)	2	10
TeleTech Holdings Inc. (c)	2	36
Tellabs Inc.	15	53
Telular Corp.	1	6
Teradata Corp. (c)	3	243
Teradyne Inc. (c)	10	136
Tessco Technologies Inc.	—	4
Tessera Technologies Inc.	2	33
Texas Instruments Inc.	5	149
TIBCO Software Inc. (c)	1	33
TNS Inc. (c)	1	13
Total System Services Inc.	4	83
Transact Technologies Inc.	—	1
Trimble Navigation Ltd. (c)	1	48
TriQuint Semiconductor Inc. (c)	6	28
TTM Technologies Inc. (c)	3	25
Tyler Technologies Inc. (c)	1	31
Ultimate Software Group Inc. (c)	1	59
Ultra Clean Holdings Inc. (c)	—	2
Ultratech Inc. (c)	1	31
Unisys Corp. (c)	1	17
United Online Inc.	4	24
ValueClick Inc. (c)	2	29
Veeco Instruments Inc. (c) (e)	2	54
VeriFone Holdings Inc. (c)	2	53
Verint Systems Inc. (c) (e)	—	11
VeriSign Inc. (c)	3	151
ViaSat Inc. (c) (e)	1	45
Viasystems Group Inc. (c)	1	12

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Virtusa Corp. (c)	1	21
Visa Inc.	7	953
Vishay Intertechnology Inc. (c)	6	56
Vishay Precision Group Inc. (c)	1	7
VistaPrint NV (c) (e)	1	44
VMware Inc. (c)	1	116
Volterra Semiconductor Corp. (c)	1	11
Web.com Group Inc. (c)	1	14
WebMD Health Corp. (c)	2	25
Websense Inc. (c)	—	3
Westell Technologies Inc. (c)	2	5
Western Digital Corp.	11	420
Western Union Co.	9	162
Wright Express Corp. (c)	2	125
Xerox Corp.	31	224
Xilinx Inc.	2	68
XO Group Inc. (c)	1	10
Xyratex Ltd.	1	13
Yahoo! Inc. (c)	22	347
Zebra Technologies Corp. (c)	1	46
Zixit Corp. (c)	2	5
Zygo Corp. (c)	1	11
		46,201
MATERIALS - 4.4%
A. Schulman Inc.	1	33
AEP Industries Inc. (c) (e)	—	12
Air Products & Chemicals Inc.	3	248
Airgas Inc.	2	181
AK Steel Holding Corp. (e)	4	21
Albemarle Corp.	1	53
Alcoa Inc.	41	366
Allegheny Technologies Inc.	3	102
Allied Nevada Gold Corp. (c)	3	133
AM Castle & Co. (c) (e)	1	13
AMCOL International Corp.	1	28
American Vanguard Corp.	1	43
AptarGroup Inc.	2	78
Ashland Inc.	3	243
Balchem Corp.	1	40
Ball Corp.	3	129
Bemis Co. Inc.	4	120
Boise Inc.	5	40
Buckeye Technologies Inc.	2	48
Cabot Corp.	2	74
Calgon Carbon Corp. (c) (e)	3	40
Carpenter Technology Corp.	2	110
Celanese Corp.	1	38
Century Aluminum Co. (c) (e)	4	27
CF Industries Holdings Inc.	2	400
Chemtura Corp. (c)	5	78
Clearwater Paper Corp. (c)	1	41
Cliffs Natural Resources Inc. (e)	3	121
Coeur d’Alene Mines Corp. (c)	3	98
Commercial Metals Co.	6	82
Compass Minerals International Inc.	1	104
Crown Holdings Inc. (c)	3	107
Cytec Industries Inc.	3	164
Deltic Timber Corp.	—	26
Domtar Corp.	2	141
Dow Chemical Co.	17	493
E.I. du Pont de Nemours & Co.	13	639
Eagle Materials Inc.	2	83
Eastman Chemical Co.	1	51
Ecolab Inc.	4	253
Ferro Corp. (c)	4	14
Flotek Industries Inc. (c) (e)	—	3
FMC Corp.	1	44
Freeport-McMoRan Copper & Gold Inc.	8	301
Friedman Industries Inc.	—	1
FutureFuel Corp.	2	23
General Moly Inc. (c) (e)	4	13
Georgia Gulf Corp.	2	57
Globe Specialty Metals Inc.	3	46
Golden Minerals Co. (c) (e)	1	3
Graphic Packaging Holding Co. (c)	16	91
Greif Inc. - Class B	—	18
Grief Inc.	1	31
Hawkins Inc. (e)	—	12
Haynes International Inc.	—	21
HB Fuller Co.	1	34
Hecla Mining Co. (e)	14	94
Horsehead Holding Corp. (c)	2	18
Huntsman Corp.	12	182
Innophos Holdings Inc.	1	39
Innospec Inc. (c)	1	34
International Flavors & Fragrances Inc.	1	42
International Paper Co.	3	113
Intrepid Potash Inc. (c)	3	60
Kaiser Aluminum Corp.	1	53
KapStone Paper and Packaging Corp. (c)	2	36
KMG Chemicals Inc.	1	9
Koppers Holdings Inc.	—	14
Kraton Performance Polymers Inc. (c)	1	24
Kronos Worldwide Inc. (e)	2	28
Landec Corp. (c)	1	14
Louisiana-Pacific Corp. (c)	8	94
LSB Industries Inc. (c)	1	35
LyondellBasell Industries NV	2	88
Martin Marietta Materials Inc. (e)	2	157
Materion Corp.	1	21
McEwen Mining Inc. (c) (e)	6	28
MeadWestvaco Corp.	7	208
Mercer International Inc. (c) (e)	3	19
Metals USA Holdings Corp. (c)	2	23
Minerals Technologies Inc.	1	57
Molycorp Inc. (c) (e)	3	39
Monsanto Co.	7	659
Mosaic Co.	2	139
Myers Industries Inc.	1	19
Neenah Paper Inc.	1	14
NewMarket Corp.	—	121
Newmont Mining Corp.	4	213
Noranda Aluminium Holding Corp.	3	21
Nucor Corp.	6	237
Olin Corp.	4	89
Olympic Steel Inc.	—	7
OM Group Inc. (c)	2	28
Omnova Solutions Inc. (c) (e)	2	14
Owens-Illinois Inc. (c)	3	62
Packaging Corp. of America	2	68
Penford Corp. (c)	—	1
PolyOne Corp.	4	73
PPG Industries Inc.	2	218
Praxair Inc.	4	386
Quaker Chemical Corp.	—	19
Reliance Steel & Aluminum Co.	2	85
Resolute Forest Products (c) (e)	4	47
Rock-Tenn Co.	3	195
Rockwood Holdings Inc.	2	79
Royal Gold Inc.	1	140
RPM International Inc.	6	157
RTI International Metals Inc. (c)	1	31
Schnitzer Steel Industries Inc. - Class A	1	31
Schweitzer-Mauduit International Inc.	1	26
Scotts Miracle-Gro Co. (e)	2	65

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Sealed Air Corp.	9	144
Sensient Technologies Corp.	1	51
Sherwin-Williams Co.	2	283
Sigma-Aldrich Corp.	2	173
Silgan Holdings Inc.	3	118
Sonoco Products Co.	4	127
Southern Copper Corp.	1	28
Spartech Corp. (c)	1	7
Steel Dynamics Inc.	8	85
Stepan Co.	—	38
Stillwater Mining Co. (c)	4	51
SunCoke Energy Inc. (c)	2	25
Texas Industries Inc. (c) (e)	1	53
Titanium Metals Corp. (e)	6	75
United States Steel Corp. (e)	5	92
Universal Stainless & Alloy Products Inc. (c)	—	11
Valspar Corp.	2	95
Vulcan Materials Co.	2	77
Walter Industries Inc.	2	65
Wausau Paper Corp.	2	20
Westlake Chemical Corp.	2	175
Worthington Industries Inc.	4	78
WR Grace & Co. (c)	1	30
Zep Inc.	1	15
Zoltek Cos. Inc. (c) (e)	2	12
		12,514
TELECOMMUNICATION SERVICES - 3.1%
AT&T Inc.	111	4,171
Atlantic Tele-Network Inc.	1	30
Cbeyond Inc. (c)	1	10
CenturyLink Inc.	12	481
Cincinnati Bell Inc. (c) (e)	8	45
Consolidated Communications Holdings Inc.	1	19
Crown Castle International Corp. (c)	4	269
Frontier Communications Corp. (e)	37	183
General Communication Inc. (c) (e)	2	18
Hawaiian Telcom Holdco Inc. (c) (e)	—	7
ICG Group Inc. (c)	2	16
IDT Corp.	1	8
Iridium Communications Inc. (c) (e)	4	26
Level 3 Communications Inc. (c)	5	119
MetroPCS Communications Inc. (c)	11	134
Neutral Tandem Inc. (c)	2	14
NII Holdings Inc. (c) (e)	7	53
NTELOS Holdings Corp. (e)	—	5
ORBCOMM Inc. (c) (e)	2	8
Premiere Global Services Inc. (c)	2	22
Primus Telecommunications Group Inc.	1	9
Safeguard Scientifics Inc. (c)	1	14
SBA Communications Corp. (c)	3	164
Shenandoah Telecommunications Co.	1	18
Sprint Nextel Corp. (c)	113	624
Telephone & Data Systems Inc.	3	82
tw telecom inc. (c)	7	170
US Cellular Corp. (c)	1	51
USA Mobility Inc.	1	11
Verizon Communications Inc.	45	2,033
Vonage Holdings Corp. (c)	10	24
Windstream Corp. (e)	22	219
		9,027
UTILITIES - 3.8%
AES Corp.	15	162
AGL Resources Inc.	2	95
Allete Inc.	2	67
Alliant Energy Corp.	2	93
Ameren Corp.	5	163
American Electric Power Co. Inc.	6	280
American States Water Co.	1	49
American Water Works Co. Inc.	3	126
Aqua America Inc.	6	146
Atmos Energy Corp.	4	136
Avista Corp.	3	67
Black Hills Corp.	2	64
California Water Service Group	2	32
Calpine Corp. (c)	13	225
CenterPoint Energy Inc.	8	179
Chesapeake Utilities Corp.	—	14
Cleco Corp.	3	120
CMS Energy Corp.	5	124
Connecticut Water Services Inc.	—	10
Consolidated Edison Inc.	4	240
Delta Natural Gas Co. Inc. (e)	—	2
Dominion Resources Inc.	8	423
DTE Energy Co.	4	210
Duke Energy Corp.	10	630
Edison International	4	201
El Paso Electric Co.	2	52
Empire District Electric Co.	2	36
Entergy Corp.	3	215
Exelon Corp.	12	413
FirstEnergy Corp.	6	251
Gas Natural Inc.	—	4
Genie Energy Ltd. - Class B	1	7
Great Plains Energy Inc.	6	142
Hawaiian Electric Industries Inc.	4	110
IDACORP Inc.	2	99
Integrys Energy Group Inc.	2	78
ITC Holdings Corp. (e)	2	174
Laclede Group Inc.	1	43
MDU Resources Group Inc.	4	77
MGE Energy Inc.	1	42
Middlesex Water Co.	1	10
National Fuel Gas Co.	3	162
New Jersey Resources Corp.	2	89
NextEra Energy Inc.	6	408
NiSource Inc.	5	136
Northeast Utilities	5	183
Northwest Natural Gas Co.	1	40
NorthWestern Corp.	2	54
NRG Energy Inc.	11	235
NV Energy Inc.	5	81
OGE Energy Corp.	2	100
Oneok Inc.	5	242
Ormat Technologies Inc. (e)	2	45
Otter Tail Corp.	2	36
Pepco Holdings Inc.	4	81
PG&E Corp.	6	254
Piedmont Natural Gas Co. Inc.	3	104
Pinnacle West Capital Corp.	2	121
PNM Resources Inc.	4	76
Portland General Electric Co.	4	95
PPL Corp.	8	219
Public Service Enterprise Group Inc.	7	222
Questar Corp.	8	159
SCANA Corp.	3	121
Sempra Energy	3	213
SJW Corp.	1	18
South Jersey Industries Inc.	1	69
Southern Co.	12	540
Southwest Gas Corp.	2	83
TECO Energy Inc.	5	83
UGI Corp.	6	181
UIL Holdings Corp.	2	82
Unitil Corp.	—	11

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
UNS Energy Corp.	2	75
Vectren Corp.	4	103
Westar Energy Inc.	5	157
WGL Holdings Inc.	1	44
Wisconsin Energy Corp.	4	166
Xcel Energy Inc.	7	186
York Water Co.	—	7
		10,893
Total Common Stocks (cost $269,745)		283,393

RIGHTS - 0.0%
Liberty Ventures (c)	—	3

Total Rights (cost $0)		3

SHORT TERM INVESTMENTS - 4.7%

Investment Company - 0.7%
JNL Money Market Fund, 0.06% (a) (h)	2,049	2,049

Securities Lending Collateral - 4.0%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	11,328	11,328

Total Short Term Investments (cost $13,377)		13,377

Total Investments - 103.9% (cost $283,122)		296,773
Other Assets and Liabilities, Net - (3.9%)		(11,261)
Total Net Assets - 100.0%		$285,512

JNL/Eagle SmallCap Equity Fund

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 19.6%
Bally Technologies Inc. (c)	398	$19,649
BJ’s Restaurants Inc. (c) (e)	277	12,548
Chico’s FAS Inc.	636	11,515
Francesca’s Holdings Corp. (c) (e)	259	7,962
Genesco Inc. (c)	592	39,519
Meritage Homes Corp. (c)	203	7,702
Orient-Express Hotels Ltd. - Class A (c)	838	7,461
Pinnacle Entertainment Inc. (c)	656	8,037
Sally Beauty Holdings Inc. (c)	340	8,533
Shuffle Master Inc. (c)	1,400	22,135
Sotheby’s - Class A	239	7,531
Steven Madden Ltd. (c)	392	17,123
Universal Electronics Inc. (c)	481	8,453
Vitamin Shoppe Inc. (c)	479	27,908
WABCO Holdings Inc. (c)	172	9,901
		215,977
CONSUMER STAPLES - 2.4%
Natural Grocers by Vitamin Cottage Inc.	385	8,586
The Fresh Market Inc. (c)	293	17,556
		26,142
ENERGY - 8.4%
Dril-Quip Inc. (c)	142	10,210
Gulfport Energy Corp. (c)	261	8,156
Lufkin Industries Inc.	403	21,703
McDermott International Inc. (c)	549	6,705
Oasis Petroleum Inc. (c) (e)	598	17,621
Ocean Rig UDW Inc. (c)	311	5,067
OYO Geospace Corp. (c)	194	23,734
		93,196
FINANCIALS - 6.5%
Cash America International Inc.	244	9,406
Citizens Republic BanCorp Inc. (c)	535	10,353
Duff & Phelps Corp. - Class A	461	6,278
EZCORP Inc. (c)	184	4,228
KKR Financial Holdings LLC (e)	598	6,014
Redwood Trust Inc.	312	4,508
Two Harbors Investment Corp.	855	10,050
UMB Financial Corp.	167	8,119
Validus Holdings Ltd.	387	13,132
		72,088
HEALTH CARE - 21.1%
Acorda Therapeutics Inc. (c)	351	8,989
Air Methods Corp. (c)	139	16,570
ArthroCare Corp. (c)	477	15,463
BioMarin Pharmaceutical Inc. (c)	177	7,126
Bruker Corp. (c)	395	5,165
Catamaran Corp. (c)	95	9,314
Centene Corp. (c)	375	14,026
Cepheid Inc. (c)	331	11,426
Cooper Cos. Inc.	156	14,755
Halozyme Therapeutics Inc. (c)	833	6,298
MedAssets Inc. (c)	792	14,097
Onyx Pharmaceuticals Inc. (c)	172	14,506
Parexel International Corp. (c)	450	13,834
PSS World Medical Inc. (c)	316	7,195
Salix Pharmaceuticals Ltd. (c)	301	12,735
Seattle Genetics Inc. (c) (e)	249	6,701
Sirona Dental Systems Inc. (c)	304	17,322
Theravance Inc. (c) (e)	371	9,601
Thoratec Corp. (c)	333	11,516
United Therapeutics Corp. (c)	295	16,496
		233,135
INDUSTRIALS - 15.3%
Atlas Air Worldwide Holdings Inc. (c)	192	9,908
Colfax Corp. (c)	252	9,225
Gardner Denver Inc.	112	6,744
General Cable Corp. (c)	285	8,386
Geo Group Inc.	647	17,890
Hexcel Corp. (c)	598	14,360
JetBlue Airways Corp. (c)	1,717	8,226
Landstar System Inc.	189	8,957
Northwest Pipe Co. (c)	315	7,755
Quality Distribution Inc. (c)	650	6,010
Regal-Beloit Corp.	217	15,323
Terex Corp. (c)	499	11,267
Thermon Group Holdings Inc. (c)	354	8,859
Triumph Group Inc.	240	15,010
Twin Disc Inc. (e)	151	2,698
Waste Connections Inc.	429	12,964
Woodward Governor Co.	150	5,082
		168,664
INFORMATION TECHNOLOGY - 20.1%
Cavium Inc. (c) (e)	403	13,445
Coherent Inc. (c)	301	13,809
Compuware Corp. (c)	1,414	14,013
Cymer Inc. (c)	189	9,672
DTS Inc. (c) (e)	100	2,323
EZchip Semiconductor Ltd. (c) (e)	248	7,595
Fortinet Inc. (c)	690	16,657
Fusion-io Inc. (c) (e)	196	5,936
InvenSense Inc. (c) (e)	427	5,108
IPG Photonics Corp. (c) (e)	193	11,063
Monster Worldwide Inc. (c) (e)	2,504	18,354
Nice Systems Ltd. - ADR (c)	487	16,182

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
OPNET Technologies Inc.	397	13,525
QLIK Technologies Inc. (c)	571	12,799
Riverbed Technology Inc. (c)	572	13,302
Sapient Corp. (c)	445	4,745
Teradyne Inc. (c)	744	10,585
TIBCO Software Inc. (c)	377	11,384
Trulia Inc. (c)	306	6,560
Universal Display Corp. (c) (e)	159	5,466
Veeco Instruments Inc. (c) (e)	312	9,366
		221,889
MATERIALS - 6.1%
Georgia Gulf Corp.	273	9,873
Huntsman Corp.	738	11,017
Quaker Chemical Corp.	249	11,630
RTI International Metals Inc. (c)	554	13,259
Texas Industries Inc. (c) (e)	273	11,100
Titanium Metals Corp. (e)	833	10,688
		67,567
Total Common Stocks (cost $977,906)		1,098,658

SHORT TERM INVESTMENTS - 8.2%

Investment Company - 0.9%
JNL Money Market Fund, 0.06% (a) (h)	10,266	10,266

Securities Lending Collateral - 7.3%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	80,430	80,430

Total Short Term Investments (cost $90,696)		90,696

Total Investments - 107.7% (cost $1,068,602)		1,189,354
Other Assets and Liabilities, Net - (7.7%)		(85,323)
Total Net Assets - 100.0%		$1,104,031

JNL/Eastspring Investments Asia ex-Japan Fund

COMMON STOCKS - 97.6%

CONSUMER DISCRETIONARY - 10.0%
Belle International Holdings Ltd.	637	$1,151
Focus Media Holding Ltd. - ADR (e)	85	1,996
Genting Malaysia Bhd	2,045	2,338
Hankook Tire Co. Ltd. (f)	37	1,367
Hyundai Motor Co.	13	2,850
Li & Fung Ltd. (e)	676	1,043
Parkson Retail Group Ltd. (e)	2,138	1,790
Tata Motors Ltd.	618	1,884
		14,419
CONSUMER STAPLES - 3.2%
CP ALL PCL	1,024	1,178
E-Mart Co. Ltd.	4	824
Hengan International Group Co. Ltd.	138	1,300
Salim Ivomas Pratama Tbk PT	9,236	1,240
		4,542
ENERGY - 7.1%
Banpu PCL	77	980
China Shenhua Energy Co. Ltd.	705	2,722
CNOOC Ltd.	937	1,902
GS Holdings Corp.	18	1,084
Reliance Industries Ltd.	121	1,913
Sakari Resources Ltd. (e)	1,048	1,586
		10,187
FINANCIALS - 32.6%
AMMB Holdings Bhd	842	1,749
Bangkok Bank PCL	294	1,916
Bangkok Bank PCL - NVDR	166	1,042
Bank of China Ltd.	8,086	3,061
Bank Rakyat Indonesia Persero Tbk PT	5,278	4,091
Bumi Serpong Damai PT	8,665	1,018
CapitaLand Ltd.	130	335
Cheung Kong Holdings Ltd.	246	3,594
China Construction Bank Corp.	4,768	3,289
China Pacific Insurance Group Co. Ltd.	1,108	3,329
Chinatrust Financial Holding Co. Ltd.	2,845	1,709
DBS Group Holdings Ltd.	349	4,081
Federal Bank Ltd.	95	801
Hana Financial Group Inc.	82	2,488
ICICI Bank Ltd.	97	1,946
KB Financial Group Inc.	59	2,086
LIC Housing Finances Ltd.	278	1,487
Longfor Properties Co. Ltd.	971	1,494
Perennial China Retail Trust	2,930	1,178
Sino Land Co.	1,210	2,253
Standard Chartered Plc	119	2,730
Wharf Holdings Ltd.	197	1,361
		47,038
HEALTH CARE - 1.5%
Ranbaxy Laboratories Ltd. (c)	214	2,137

INDUSTRIALS - 9.4%
Bharat Heavy Electricals Ltd.	308	1,437
China Shipping Development Co. Ltd. (e)	3,862	1,596
COSCO Pacific Ltd. (e)	1,870	2,601
Hutchison Whampoa Ltd.	217	2,093
Hyundai Engineering & Construction Co. Ltd.	37	2,256
Noble Group Ltd.	1,205	1,293
SembCorp Industries Ltd.	346	1,590
Voltas Ltd.	303	717
		13,583
INFORMATION TECHNOLOGY - 17.8%
AAC Technologies Holdings Inc.	437	1,571
Advanced Semiconductor Engineering Inc.	2,618	2,003
HON HAI Precision Industry Co. Ltd.	1,429	4,473
Infosys Technologies Ltd.	24	1,179
Samsung Electronics Co. Ltd.	8	9,239
Shanda Games Ltd. - ADR	256	970
Taiwan Semiconductor Manufacturing Co. Ltd.	1,526	4,693
Wistron Corp.	1,353	1,620
		25,748
MATERIALS - 8.1%
China Resources Cement Holdings Ltd. (e)	1,198	692
Formosa Chemicals & Fibre Corp.	831	2,225
Huabao International Holdings Ltd. (e)	3,348	1,909
LG Chem Ltd.	9	2,641
POSCO Inc.	4	1,215
Taiwan Fertilizer Co. Ltd.	771	2,084
Xingda International Holdings Ltd. (e)	3,114	975
		11,741
TELECOMMUNICATION SERVICES - 5.5%
China Mobile Ltd.	180	1,995
China Unicom Hong Kong Ltd.	712	1,160
HKT Ltd.	1,745	1,480
Philippine Long Distance Telephone Co.	18	1,180
Singapore Telecommunications Ltd.	231	601
XL Axiata Tbk PT	2,235	1,547
		7,963

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
UTILITIES - 2.4%
China Resources Power Holdings Co. Ltd.	770	1,684
Korea Electric Power Corp. (c)	73	1,842
		3,526
Total Common Stocks (cost $140,674)		140,884

PREFERRED STOCKS - 0.9%

CONSUMER DISCRETIONARY - 0.9%
Hyundai Motor Co.	19	1,298

Total Preferred Stocks (cost $1,110)		1,298

SHORT TERM INVESTMENTS - 5.2%

Investment Company - 0.5%
JNL Money Market Fund, 0.06% (a) (h)	771	771

Securities Lending Collateral - 4.7%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	6,739	6,739

Total Short Term Investments (cost $7,510)		7,510

Total Investments - 103.7% (cost $149,294)		149,692
Other Assets and Liabilities, Net - (3.7%)		(5,338)
Total Net Assets - 100.0%		$144,354

JNL/Eastspring Investments China-India Fund

COMMON STOCKS - 96.8%

CONSUMER DISCRETIONARY - 11.1%
Belle International Holdings Ltd.	3,693	$6,674
Focus Media Holding Ltd. - ADR (e)	334	7,816
GOME Electrical Appliances Holdings Ltd.	11,265	1,182
Mahindra & Mahindra Ltd.	195	3,185
Sun TV Network Ltd.	585	3,868
Tata Motors Ltd.	1,409	4,294
Tata Motors Ltd.	2,144	10,920
		37,939
CONSUMER STAPLES - 6.0%
Colgate-Palmolive India Ltd.	408	9,342
ITC Ltd.	1,690	8,709
Wumart Stores Inc.	1,726	2,572
		20,623
ENERGY - 16.2%
Cairn India Ltd. (c)	763	4,782
China Petroleum & Chemical Corp.	9,064	8,408
China Shenhua Energy Co. Ltd.	2,115	8,171
CNOOC Ltd.	7,201	14,620
Oil India Ltd.	106	990
Reliance Industries Ltd.	1,183	18,740
		55,711
FINANCIALS - 31.7%
Axis Bank Ltd.	17	357
Bank of Baroda	421	6,357
Bank of China Ltd.	42,877	16,230
China Pacific Insurance Group Co. Ltd.	3,133	9,419
China Resources Land Ltd. (e)	2,762	6,038
Franshion Properties China Ltd.	21,646	6,584
HDFC Bank Ltd.	989	11,780
ICICI Bank Ltd.	665	13,333
Industrial & Commercial Bank of China	24,193	14,196
LIC Housing Finances Ltd.	1,874	10,011
Mahindra & Mahindra Financial Services Ltd.	582	9,910
Ping an Insurance Group Co. of China Ltd. - Class H (e)	636	4,755
		108,970
HEALTH CARE - 6.0%
Dr. Reddy’s Laboratories Ltd.	412	12,803
Ranbaxy Laboratories Ltd. (c)	772	7,721
		20,524
INDUSTRIALS - 1.6%
China Merchants Holdings International Co. Ltd.	309	947
Fosun International Ltd.	6,261	2,992
Sinotrans Shipping Ltd.	6,357	1,427
		5,366
INFORMATION TECHNOLOGY - 8.0%
AAC Technologies Holdings Inc.	412	1,481
Infosys Technologies Ltd.	299	14,417
Lenovo Group Ltd.	3,322	2,739
Mphasis Ltd.	570	4,345
Travelsky Technology Ltd.	8,703	4,611
		27,593
MATERIALS - 5.7%
China Resources Cement Holdings Ltd. (e)	5,820	3,362
Hindalco Industries Ltd.	2,621	5,977
Huabao International Holdings Ltd. (e)	11,470	6,538
Nine Dragons Paper Holdings Ltd. (e)	3,393	1,694
Xingda International Holdings Ltd. (e)	6,274	1,965
		19,536
TELECOMMUNICATION SERVICES - 8.2%
China Mobile Ltd.	1,020	11,302
China Unicom Hong Kong Ltd.	8,007	13,048
Idea Cellular Ltd. (c)	2,276	3,674
		28,024
UTILITIES - 2.3%
China Resources Power Holdings Co. Ltd.	2,688	5,879
GAIL India Ltd.	294	2,126
		8,005
Total Common Stocks (cost $356,082)		332,291

SHORT TERM INVESTMENTS - 9.1%

Investment Company - 2.5%
JNL Money Market Fund, 0.06% (a) (h)	8,585	8,585

Securities Lending Collateral - 6.6%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	22,875	22,875

Total Short Term Investments (cost $31,460)		31,460

Total Investments - 105.9% (cost $387,542)		363,751
Other Assets and Liabilities, Net - (5.9%)		(20,364)
Total Net Assets - 100.0%		$343,387

JNL/Franklin Templeton Founding Strategy Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Franklin Templeton Global Growth Fund (64.6%) (a)	47,000	$404,667

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/Franklin Templeton Income Fund (25.9%) (a)	36,575	400,132
JNL/Franklin Templeton Mutual Shares Fund (49.2%) (a)	43,393	400,085

Total Investment Companies (cost $1,154,957)		1,204,884

Total Investments - 100.0% (cost $1,154,957)		1,204,884
Other Assets and Liabilities, Net - (0.0%)		(87)
Total Net Assets - 100.0%		$1,204,797

JNL/Franklin Templeton Global Growth Fund

COMMON STOCKS - 96.6%

CONSUMER DISCRETIONARY - 13.4%
Comcast Corp. - Class A	13	$450
Comcast Corp. - Special Class A	418	14,546
Compagnie Generale des Etablissements Michelin	88	6,871
Home Depot Inc.	62	3,773
Kingfisher Plc	1,317	5,631
Marks & Spencer Group Plc	504	2,907
Mazda Motor Corp. (c)	1,229	1,434
News Corp. - Class A	290	7,108
Nissan Motor Co. Ltd.	441	3,755
Persimmon Plc	175	2,152
Reed Elsevier NV	180	2,402
Target Corp.	46	2,939
Time Warner Cable Inc.	76	7,257
Time Warner Inc.	140	6,340
Toyota Motor Corp.	148	5,815
Viacom Inc. - Class B	113	6,054
Walt Disney Co.	91	4,765
		84,199
CONSUMER STAPLES - 2.2%
CVS Caremark Corp.	152	7,369
Tesco Plc	1,191	6,396
		13,765
ENERGY - 11.4%
Baker Hughes Inc.	188	8,504
BP Plc	857	6,044
Chesapeake Energy Corp.	266	5,024
Chevron Corp.	51	5,896
ENI SpA (e)	211	4,634
Galp Energia SGPS SA (e)	99	1,611
Gazprom OAO - ADR	386	3,887
Halliburton Co.	239	8,046
Noble Corp.	156	5,578
Petroleo Brasileiro SA - ADR	61	1,339
Royal Dutch Shell Plc	3	100
Royal Dutch Shell Plc - Class B	201	7,145
SBM Offshore NV (c)	50	718
Talisman Energy Inc.	532	7,116
Total SA	116	5,792
		71,434
FINANCIALS - 19.9%
ACE Ltd.	50	3,790
American Express Co.	101	5,741
Aviva Plc	1,176	6,075
AXA SA	435	6,470
Bank of America Corp.	205	1,809
Bank of New York Mellon Corp.	68	1,541
BNP Paribas	167	7,940
Cheung Kong Holdings Ltd.	223	3,258
Citigroup Inc.	257	8,407
Credit Agricole SA (c) (e)	724	4,977
Credit Suisse Group AG (e)	332	7,027
DBS Group Holdings Ltd.	322	3,761
HSBC Holdings Plc (e)	548	5,097
ICICI Bank Ltd. - ADR (e)	66	2,668
ING Groep NV - CVA (c)	1,055	8,357
Intesa Sanpaolo SpA	3,247	4,952
JPMorgan Chase & Co.	98	3,949
KB Financial Group Inc. - ADR (e)	94	3,315
Lloyds Banking Group Plc (c)	3,214	2,024
Morgan Stanley	399	6,674
Muenchener Rueckversicherungs AG	31	4,908
Nomura Holdings Inc. (e)	584	2,085
Swire Pacific Ltd.	115	1,398
Swire Properties Ltd.	80	247
Swiss Re Ltd.	102	6,577
UBS AG	412	5,021
UniCredit SpA (c)	1,596	6,642
		124,710
HEALTH CARE - 14.9%
Abbott Laboratories	54	3,695
Amgen Inc.	167	14,042
GlaxoSmithKline Plc	371	8,570
Lonza Group AG	25	1,332
Medtronic Inc.	212	9,149
Merck & Co. Inc.	200	9,018
Merck KGaA	56	6,958
Novartis AG	52	3,190
Pfizer Inc.	486	12,087
Quest Diagnostics Inc.	65	4,126
Roche Holding AG	48	9,001
Sanofi-Aventis SA	139	11,889
		93,057
INDUSTRIALS - 11.7%
Adecco SA (e)	23	1,088
Alstom SA	188	6,595
BAE Systems Plc	382	2,010
Carillion Plc	127	556
Deutsche Lufthansa AG	631	8,557
Deutsche Post AG	119	2,324
FedEx Corp.	49	4,129
General Electric Co.	223	5,056
Hays Plc	629	785
International Consolidated Airlines Group SA (c)	3,258	7,854
ITOCHU Corp. (e)	133	1,338
Koninklijke Philips Electronics NV	334	7,802
Navistar International Corp. (c)	186	3,916
Randstad Holding NV (e)	219	7,277
Rentokil Initial Plc	1,516	1,995
Siemens AG	65	6,532
United Parcel Service Inc. - Class B	79	5,673
		73,487
INFORMATION TECHNOLOGY - 11.9%
Brocade Communications Systems Inc. (c)	449	2,654
Cisco Systems Inc.	498	9,514
Dell Inc.	193	1,906
Flextronics International Ltd. (c)	258	1,549
Hewlett-Packard Co.	323	5,508
Konica Minolta Holdings Inc. (e)	154	1,185
Microsoft Corp.	359	10,690
Nintendo Co. Ltd.	24	3,087
Oracle Corp.	147	4,624

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Samsung Electronics Co. Ltd. - GDR	17	10,362
Samsung Electronics Co. Ltd. - GDR (q)	2	1,369
SAP AG	92	6,530
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	413	6,531
TE Connectivity Ltd.	95	3,239
Telefonaktiebolaget LM Ericsson - Class B	632	5,766
		74,514
MATERIALS - 2.7%
Akzo Nobel NV	108	6,073
CRH Plc	451	8,665
POSCO Inc. - ADR	14	1,134
Vale SA - ADR	59	1,019
		16,891
TELECOMMUNICATION SERVICES - 8.5%
China Mobile Ltd.	293	3,243
China Telecom Corp. Ltd. - ADR (e)	63	3,662
France Telecom SA	262	3,176
Singapore Telecommunications Ltd.	2,869	7,471
Sprint Nextel Corp. (c)	1,744	9,625
Telefonica SA	163	2,174
Telekom Austria AG	160	1,132
Turkcell Iletisim Hizmet A/S - ADR (c)	432	6,535
Vivendi SA	224	4,369
Vodafone Group Plc	4,069	11,563
		52,950
Total Common Stocks (cost $622,000)		605,007

SHORT TERM INVESTMENTS - 5.7%

Investment Company - 2.8%
JNL Money Market Fund, 0.06% (a) (h)	17,505	17,505

Securities Lending Collateral - 2.9%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	18,464	18,464

Total Short Term Investments (cost $35,969)		35,969

Total Investments - 102.3% (cost $657,969)		640,976
Other Assets and Liabilities, Net - (2.3%)		(14,715)
Total Net Assets - 100.0%		$626,261

JNL/Franklin Templeton Global Multisector Bond Fund

CORPORATE BONDS AND NOTES - 12.5%

CONSUMER DISCRETIONARY - 2.5%
Caesars Operating Escrow LLC, 9.00%, 02/15/20 (r)	$500	$505
CCO Holdings LLC, 8.13%, 04/30/20 (e)	600	678
Clear Channel Communications Inc., 9.00%, 03/01/21 (e)	600	534
Clear Channel Worldwide Holdings Inc. - 7.63%, 03/15/20	300	293
DISH DBS Corp., 5.88%, 07/15/22 (r)	600	615
Echostar DBS Corp., 7.13%, 02/01/16	400	442
Edcon Pty Ltd.
9.50%, 03/01/18 (r)	1,650	1,584
9.50%, 03/01/18 (r), EUR	3,400	4,107
Caesars Entertainment Operating Co. Inc., 11.25%, 06/01/17	600	645
Jarden Corp., 6.13%, 11/15/22	400	432
MGM Resorts International
7.50%, 06/01/16	500	535
7.75%, 03/15/22 (e)	300	314
Michaels Stores Inc., 7.75%, 11/01/18	500	536
Nara Cable Funding Ltd., 8.88%, 12/01/18 (e) (r)	900	821
Petco Animal Supplies Inc., 9.25%, 12/01/18 (e) (r)	300	333
Pinnacle Entertainment Inc.
8.75%, 05/15/20 (e)	400	441
7.75%, 04/01/22 (e)	600	654
Univision Communications Inc., 6.88%, 05/15/19 (r)	500	515
Visant Corp., 10.00%, 10/01/17 (e)	900	891
		14,875
CONSUMER STAPLES - 0.5%
Del Monte Corp., 7.63%, 02/15/19 (e)	900	926
JBS USA LLC, 8.25%, 02/01/20 (e) (r)	1,100	1,097
Pinnacle Foods Finance LLC, 9.25%, 04/01/15	102	104
Reynolds Group Issuer Inc., 9.00%, 04/15/19 (e)	1,000	1,020
		3,147
ENERGY - 2.0%
Alpha Natural Resources Inc., 6.25%, 06/01/21 (e)	800	666
Antero Resources Finance Corp., 7.25%, 08/01/19	700	758
Arch Coal Inc., 7.25%, 06/15/21 (e)	700	585
Chaparral Energy Inc., 8.25%, 09/01/21	900	972
Chesapeake Energy Corp., 6.63%, 08/15/20	1,000	1,031
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	400	412
Compagnie Generale de Geophysique SA, 7.75%, 05/15/17 (e)	100	104
El Paso Corp., 7.00%, 06/15/17	400	459
Energy Transfer Partners LP, 7.50%, 10/15/20	400	454
Energy XXI Gulf Coast Inc., 9.25%, 12/15/17 (e)	600	673
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (r)	1,000	1,030
Linn Energy LLC
6.25%, 11/01/19 (e) (r)	500	498
7.75%, 02/01/21 (e)	700	740
Plains Exploration & Production Co.
6.13%, 06/15/19 (e)	100	101
6.63%, 05/01/21 (e)	1,100	1,116
Quicksilver Resources Inc., 9.13%, 08/15/19 (e)	800	760
Samson Investment Co., 9.75%, 02/15/20 (e) (r)	600	618
SandRidge Energy Inc., 8.00%, 06/01/18 (r)	800	840
		11,817
FINANCIALS - 3.2%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	1,200	1,110
Alfa Bank OJSC Via Alfa Bond Issuance Plc
7.88%, 09/25/17 (e) (r)	4,800	5,173
7.75%, 04/28/21 (r)	5,750	6,088
Ally Financial Inc.
8.00%, 12/31/18 (e)	500	563
7.50%, 09/15/20 (e)	400	459
Boparan Finance Plc, 9.75%, 04/30/18 (q), EUR	400	542
CEVA Group Plc
8.38%, 12/01/17 (r)	100	96
11.50%, 04/01/18 (r)	700	616

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CIT Group Inc.
6.63%, 04/01/18 (r)	500	567
5.38%, 05/15/20	100	108
5.00%, 08/15/22	600	624
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	400	453
International Lease Finance Corp., 8.25%, 12/15/20 (e)	400	476
Nuveen Investments Inc., 9.50%, 10/15/20 (r)	500	498
PBF Holding Co. LLC, 8.25%, 02/15/20 (r)	300	315
Pinnacle Foods Finance LLC, 8.25%, 09/01/17 (e)	300	325
Royal Bank of Scotland Plc, 6.93%, 04/09/18, EUR	600	785
UPCB Finance VI Ltd., 6.88%, 01/15/22 (e) (r)	450	477
		19,275
HEALTH CARE - 0.5%
Community Health Systems Inc.
8.00%, 11/15/19	500	549
7.13%, 07/15/20	400	427
DaVita Inc., 5.75%, 08/15/22	300	312
HCA Inc.
7.50%, 02/15/22 (e)	400	453
5.88%, 03/15/22 (e)	900	975
Hologic Inc., 6.25%, 08/01/20 (r)	200	212
		2,928
INDUSTRIALS - 0.5%
CHC Helicopter SA, 9.25%, 10/15/20 (e)	1,100	1,130
Emergency Medical Services Corp., 8.13%, 06/01/19 (e)	500	530
Manitowoc Co. Inc., 8.50%, 11/01/20 (e)	400	448
Navistar International Corp., 8.25%, 11/01/21 (e)	100	95
United Rentals North America Inc., 8.38%, 09/15/20 (e)	1,000	1,070
		3,273
INFORMATION TECHNOLOGY - 0.7%
CDW LLC, 8.50%, 04/01/19 (e)	800	870
CommScope Inc., 8.25%, 01/15/19 (e) (r)	900	972
First Data Corp.
8.25%, 01/15/21 (r)	600	599
12.63%, 01/15/21 (e)	500	518
Freescale Semiconductor Inc., 8.05%, 02/01/20 (e)	1,000	985
		3,944
MATERIALS - 1.5%
ArcelorMittal, 5.75%, 03/01/21 (e) (l)	300	286
Cemex SAB de CV, 9.00%, 01/11/18 (r)	5,600	5,600
FMG Resources August 2006 Pty Ltd.
6.00%, 04/01/17 (r)	400	372
6.88%, 02/01/18 (r)	700	651
Ineos Group Holdings Plc, 8.50%, 02/15/16 (e) (r)	1,100	1,039
Inmet Mining Corp., 8.75%, 06/01/20 (e) (r)	600	621
Novelis Inc.
8.38%, 12/15/17 (e)	200	219
8.75%, 12/15/20	400	443
		9,231
TELECOMMUNICATION SERVICES - 0.9%
Cricket Communications Inc., 7.75%, 10/15/20 (e)	1,100	1,072
Digicel Group Ltd., 8.25%, 09/30/20 (e) (r)	600	630
Frontier Communications Corp.
8.50%, 04/15/20	100	113
8.75%, 04/15/22 (e)	700	795
Intelsat Jackson Holdings SA, 7.50%, 04/01/21 (e)	1,100	1,191
Sprint Nextel Corp.
9.00%, 11/15/18 (e) (r)	900	1,080
7.00%, 03/01/20 (e) (r)	100	112
West Corp., 7.88%, 01/15/19	500	515
		5,508
UTILITIES - 0.2%
Calpine Corp.
7.88%, 01/15/23 (r)	600	663
7.88%, 01/15/23 (q)	100	110
Texas Competitive Electric Holdings Co. LLC, 11.50%, 10/01/20 (e) (r)	700	548
		1,321
Total Corporate Bonds and Notes (cost $72,523)		75,319

GOVERNMENT AND AGENCY OBLIGATIONS - 68.9%

GOVERNMENT SECURITIES - 68.9%
Sovereign - 68.9%
Bank Negara Malaysia Monetary Notes, 0.92%, 05/23/13, MYR	430	138
Financing of Infrastrucural Projects State Enterprise, 8.38%, 11/03/17 (r)	100	92
Ghana Government Bond
19.00%, 01/14/13, GHS	6,000	3,175
14.99%, 02/23/15, GHS	5,520	2,789
24.00%, 05/25/15, GHS	15,707	9,451
23.00%, 08/21/17, GHS	2,440	1,536
Hungary Government Bond, 6.75%, 08/22/14 - 11/24/17, HUF	4,250,000	19,157
Hungary Government International Bond
4.38%, 07/04/17, EUR	5,000	6,062
5.75%, 06/11/18, EUR	5,500	6,984
Iceland Government International Bond
4.88%, 06/16/16 (r)	4,700	4,894
5.88%, 05/11/22 (r)	2,800	3,052
Ireland Government Bond
5.50%, 10/18/17, EUR	2,013	2,783
5.90%, 10/18/19, EUR	2,193	2,968
4.50%, 04/18/20, EUR	2,496	3,086
5.00%, 10/18/20, EUR	11,512	14,672
5.40%, 03/13/25, EUR	23,632	30,164
Israel Government International Bond, 5.00%, 03/31/13, ILS	39,500	10,469
Korea Monetary Stabilization Bond, 3.90%, 08/02/13, KRW	17,650,000	16,021
Korea Treasury Bond
4.25%, 12/10/12, KRW	16,000,000	14,433
3.75%, 06/10/13, KRW	27,500,000	24,897
3.00%, 12/10/13, KRW	23,200,000	20,918
Lithuania Government International Bond, 6.13%, 03/09/21 (r)	4,040	4,818
Malaysia Government Bond
3.70%, 02/25/13, MYR	47,750	15,665
3.46%, 07/31/13, MYR	58,800	19,310
Mexican Bonos
9.00%, 06/20/13, MXN	190,041	15,217
8.00%, 12/19/13, MXN	92,630	7,481
Mexican Udibonos
4.50%, 12/18/14, MXN	2,460	208
5.00%, 06/16/16, MXN	6,313	569
3.50%, 12/14/17, MXN	6,609	584
4.00%, 06/13/19, MXN	4,609	427
2.50%, 12/10/20, MXN	3,661	314
Philippine Government Bond
6.25%, 01/27/14, PHP	679,200	17,231

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
7.00%, 01/27/16, PHP	2,100	56
9.13%, 09/04/16, PHP	1,120	32
Poland Government Bond
1.25%, 07/25/13, PLN	35,000	10,575
5.00%, 10/24/13, PLN	42,400	13,359
5.75%, 04/25/14, PLN	48,000	15,360
Republic of Latvia, 5.25%, 02/22/17 - 06/16/21 (r)	4,500	5,013
Republic of Serbia
10.00%, 03/01/15, RSD	104,000	1,030
7.25%, 09/28/21 (r)	10,700	11,315
Serbia Treasury Bonds
10.00%, 04/27/15, RSD	79,230	780
10.18%, 04/27/15 - 09/14/15, RSD	822,200	7,966
Singapore Government Bond, 1.63%, 04/01/13, SGD	16,370	13,426
Sri Lanka Government Bonds
11.00%, 09/01/15, LKR	30,100	219
8.00%, 06/01/16, LKR	473,000	3,075
5.80%, 01/15/17 - 07/15/17, LKR	268,300	1,533
Sweden Government Bond
5.50%, 10/08/12, SEK	37,425	5,702
1.50%, 08/30/13, SEK	19,010	2,915
6.75%, 05/05/14, SEK	12,130	2,023
Ukraine Government International Bond
6.25%, 06/17/16 (r)	580	557
6.58%, 11/21/16 (r)	340	327
6.58%, 11/21/16	356	342
9.25%, 07/24/17 (r)	8,610	9,044
6.75%, 11/14/17 (e) (r)	7,360	7,029
7.75%, 09/23/20 (r)	1,157	1,144
7.95%, 02/23/21 (r)	9,300	9,264
Uruguay Government International Bond, 4.38%, 12/15/28, UYU	59,131	3,393
Uruguay Notas del Tesoro
10.50%, 03/21/15, UYU	130,630	6,283
2.25%, 08/23/17, UYU	7,140	343
4.00%, 06/10/20 - 05/25/25, UYU	44,840	2,417

Total Government and Agency Obligations (cost $393,743)		414,087

OTHER EQUITY INTERESTS - 0.2%
Wind Acquisition Finance SA (r) (u)	1,300	1,225

Total Other Equity Interests (cost $1,197)		1,225

SHORT TERM INVESTMENTS - 15.6%

Investment Company - 5.2%
JNL Money Market Fund, 0.06% (a) (h)	31,502	31,502

Securities Lending Collateral - 5.2%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	31,094	31,094

Treasury Securities - 5.2%
Serbia Treasury Bill
0.14%, 12/12/13, RSD	72,600	683
0.13%, 03/13/14, RSD	28,100	256
Sweden Treasury Bill
0.15%, 11/21/12, SEK	20,900	3,177
0.14%, 12/19/12, SEK	4,860	738
0.13%, 03/20/13, SEK	11,540	1,749
Uruguay Treasury Bill
0.41%, 11/05/12, UYU	2,290	108
0.41%, 11/21/12, UYU	5,710	269
0.42%, 01/02/13, UYU	3,400	158
0.41%, 01/23/13, UYU	6,257	289
0.37%, 03/22/13, UYU	31,650	1,439
0.39%, 04/26/13, UYU	86,719	3,909
0.40%, 05/09/13, UYU	2,030	91
0.40%, 05/31/13, UYU	4,520	202
0.40%, 05/31/13, UYU	17,610	787
0.40%, 06/27/13, UYU	3,040	135
0.43%, 07/05/13, UYU	50,659	2,244
0.40%, 08/09/13, UYU	22,259	977
0.42%, 08/15/13, UYU	2,710	119
0.40%, 09/09/13, UYU	304,320	13,265
0.41%, 07/24/14, UYU	19,230	774
		31,369
Total Short Term Investments (cost $94,079)		93,965

Total Investments - 97.2% (cost $561,542)		584,596
Other Assets and Liabilities, Net - 2.8% (o)		16,785
Total Net Assets - 100.0%		$601,381

JNL/Franklin Templeton Income Fund

COMMON STOCKS - 39.0%

CONSUMER DISCRETIONARY - 0.8%
Comcast Corp. - Class A	150	$5,365
Dex One Corp. (c) (e)	106	133
Motors Liquidation Co. GUC Trust	3	43
Target Corp.	100	6,366
		11,907
CONSUMER STAPLES - 1.0%
Diageo Plc	150	4,224
PepsiCo Inc.	110	7,763
Safeway Inc. (e)	200	3,218
		15,205
ENERGY - 6.4%
Alpha Natural Resources Inc. (c)	75	493
BP Plc - ADR	350	14,826
Callon Petroleum Co. (c)	75	461
Canadian Oil Sands Ltd.	563	12,063
Chesapeake Energy Corp. (e)	190	3,585
Chevron Corp.	90	10,490
ConocoPhillips	200	11,436
Exxon Mobil Corp.	170	15,547
Halliburton Co.	100	3,369
Royal Dutch Shell Plc - ADR	175	12,147
Schlumberger Ltd.	50	3,617
Spectra Energy Corp.	140	4,099
Total SA - ADR	100	5,010
Weatherford International Ltd. (c)	125	1,585
		98,728
FINANCIALS - 4.9%
Banco Santander SA (c)	284	2,122
Bank of America Corp.	900	7,947
Barclays Plc	500	1,736
BlackRock Inc.	44	7,881
Federal National Mortgage Association (c) (e)	165	46
HSBC Holdings Plc	750	6,967
JPMorgan Chase & Co.	400	16,192
M&T Bank Corp. (e)	60	5,710
QBE Insurance Group Ltd. (e)	200	2,671
Wells Fargo & Co.	650	22,445
Westfield Retail Trust	813	2,427
		76,144
HEALTH CARE - 6.0%
Johnson & Johnson	275	18,950

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Merck & Co. Inc.	607	27,367
Pfizer Inc.	500	12,425
Roche Holding AG	130	24,316
Sanofi-Aventis SA - ADR	250	10,765
		93,823
INDUSTRIALS - 2.3%
Caterpillar Inc.	13	1,136
General Electric Co.	933	21,193
Republic Services Inc.	250	6,877
Waste Management Inc.	200	6,416
		35,622
INFORMATION TECHNOLOGY - 0.7%
Corning Inc.	100	1,315
Intel Corp.	400	9,072
		10,387
MATERIALS - 3.8%
AngloGold Ashanti Ltd. - ADR (e)	60	2,103
Barrick Gold Corp.	150	6,264
BHP Billiton Plc	200	6,246
Dow Chemical Co.	400	11,584
E.I. du Pont de Nemours & Co.	125	6,284
Freeport-McMoRan Copper & Gold Inc.	100	3,958
Goldcorp Inc.	67	3,072
LyondellBasell Industries NV	75	3,874
Newmont Mining Corp.	125	7,001
Nucor Corp.	100	3,826
Rio Tinto Plc - ADR (e)	100	4,676
		58,888
TELECOMMUNICATION SERVICES - 2.3%
AT&T Inc.	400	15,080
CenturyLink Inc.	70	2,828
France Telecom SA	83	1,000
Frontier Communications Corp. (e)	100	490
SK Telecom Co. Ltd. - ADR	79	1,147
Telstra Corp. Ltd.	900	3,649
Vivendi SA	155	3,020
Vodafone Group Plc	3,000	8,525
		35,739
UTILITIES - 10.8%
AGL Resources Inc.	100	4,091
American Electric Power Co. Inc.	250	10,985
Dominion Resources Inc.	150	7,941
Duke Energy Corp.	307	19,926
Dynegy Inc. (c) (e)	260	99
Entergy Corp.	150	10,395
Exelon Corp.	400	14,232
FirstEnergy Corp.	234	10,321
NextEra Energy Inc.	185	13,041
Pepco Holdings Inc.	200	3,780
PG&E Corp.	400	17,068
Pinnacle West Capital Corp.	100	5,280
PPL Corp.	250	7,263
Public Service Enterprise Group Inc.	300	9,654
Sempra Energy	175	11,286
Southern Co.	180	8,296
TECO Energy Inc.	200	3,548
Xcel Energy Inc.	350	9,698
		166,904
Total Common Stocks (cost $573,754)		603,347

PREFERRED STOCKS - 3.3%

CONSUMER DISCRETIONARY - 0.1%
General Motors Co., 4.75% (e)	55	2,050

ENERGY - 0.8%
Chesapeake Energy Corp., Convertible Preferred, 5.75% (m) (r)	5	4,157
Sanchez Energy Corp., Convertible Preferred, 4.88% (m) (r)	50	2,687
SandRidge Energy Inc., Convertible Preferred, 7.00% (m)	50	5,450
		12,294
FINANCIALS - 2.1%
Ally Financial Inc., 7.00%, (callable at 1000 beginning 11/09/12), Series G-7 (m) (r)	2	1,727
Bank of America Corp., Convertible Preferred, 7.25%, Series L (m)	12	12,938
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/12), Series Z (c) (d) (m)	186	158
Federal National Mortgage Association, 5.38%, (callable at 105,000 beginning 11/13/12) (c) (d) (m)	—	90
Federal National Mortgage Association, 6.75%, (callable at 25 beginning 11/13/12), Series Q (c) (d) (m)	100	61
Federal National Mortgage Association, 7.63%, (callable at 25 beginning 11/21/12), Series R (c) (d) (m)	143	93
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	65	56
FelCor Lodging Trust Inc., Convertible Preferred, 1.95%, Series A (m)	60	1,595
MetLife Inc., 5.00%	66	4,557
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	9	10,523
		31,798
MATERIALS - 0.1%
AngloGold Ashanti Ltd., 6.00%	55	2,288

UTILITIES - 0.2%
NextEra Energy Inc., 5.89%	48	2,477

Total Preferred Stocks (cost $60,630)		50,907

WARRANTS - 0.1%
Charter Communications Inc. (c)	30	908
General Motors Co. (c)	9	128
General Motors Co. (c)	9	76

Total Warrants (cost $1,158)		1,112

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 0.4%
Banc of America Large Loan Inc. REMIC, 1.97%, 11/15/15 (e) (i) (r)	$6,943	6,935

Total Non-U.S. Government Agency Asset-Backed Securities (cost $6,603)		6,935

CORPORATE BONDS AND NOTES - 47.6%

CONSUMER DISCRETIONARY - 9.8%
Academy Ltd., 9.25%, 08/01/19 (e) (r)	1,800	1,978
Cablevision Systems Corp.
8.63%, 09/15/17 (e)	1,000	1,163
7.75%, 04/15/18 (e)	3,000	3,323
8.00%, 04/15/20 (e)	3,000	3,345
Caesars Operating Escrow LLC
8.50%, 02/15/20 (e) (r)	3,000	3,000
9.00%, 02/15/20 (r)	3,000	3,030

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CCH II LLC, 13.50%, 11/30/16	5,134	5,570
CCO Holdings LLC
7.38%, 06/01/20	3,500	3,907
6.50%, 04/30/21 (e)	3,000	3,210
Cequel Communications Holdings I LLC, 8.63%, 11/15/17 (r)	2,500	2,669
Chrysler Group LLC
8.00%, 06/15/19 (e)	6,000	6,360
8.25%, 06/15/21 (e)	6,400	6,816
Chrysler Group LLC Term Loan B, 6.00%, 05/24/17 (i)	7,326	7,471
CityCenter Holdings LLC
7.63%, 01/15/16 (e)	2,000	2,135
10.75%, 01/15/17 (e)	2,361	2,520
Clear Channel Communications Inc.
10.75%, 08/01/16 (e)	1,000	700
9.00%, 03/01/21 (e)	16,000	14,240
Clear Channel Worldwide Holdings Inc.
9.25%, 12/15/17	1,600	1,724
7.63%, 03/15/20 (e)	625	600
7.63%, 03/15/20	4,375	4,266
ClubCorp Club Operations Inc., 10.00%, 12/01/18 (e)	5,000	5,487
ClubCorp Club Operations Inc. Term Loan B, 6.00%, 11/23/16 (i)	4,925	4,941
CSC Holdings LLC, 6.75%, 11/15/21 (e) (r)	7,400	8,158
Cumulus Media Holdings Inc., 7.75%, 05/01/19 (e)	1,900	1,848
Goodyear Tire & Rubber Co., 8.25%, 08/15/20 (e)	2,300	2,547
Caesars Entertainment Operating Co. Inc., 11.25%, 06/01/17	750	806
HD Supply Inc., 8.13%, 04/15/19 (r)	2,000	2,170
HD Supply Inc. Term Loan, 7.25%, 10/05/17 (i)	5,000	5,152
KB Home
6.25%, 06/15/15 (e)	1,300	1,352
7.50%, 09/15/22	2,000	2,165
Landry’s Inc., 9.38%, 05/01/20 (e) (r)	4,000	4,220
Landry’s Inc. Term Loan B, 6.50%, 04/19/18 (i)	4,988	5,058
MGM Resorts International
10.00%, 11/01/16	3,000	3,435
8.63%, 02/01/19 (e) (r)	2,200	2,398
6.75%, 10/01/20 (e) (r)	800	800
Shea Homes LP, 8.63%, 05/15/19	3,900	4,348
Unitymedia GmbH
8.13%, 12/01/17 (r)	2,100	2,258
8.13%, 12/01/17 (r), EUR	2,750	3,790
9.63%, 12/01/19 (r), EUR	1,500	2,125
Univision Communications Inc., 6.88%, 05/15/19 (e) (r)	5,000	5,150
Visant Corp., 10.00%, 10/01/17 (e)	4,700	4,653
		150,888
CONSUMER STAPLES - 1.8%
Dean Foods Co., 9.75%, 12/15/18	1,800	2,052
Innovation Ventures LLC, 9.50%, 08/15/19 (e) (r)	5,000	4,825
JBS USA LLC
11.63%, 05/01/14	1,000	1,122
8.25%, 02/01/20 (e) (r)	1,700	1,696
7.25%, 06/01/21 (e) (r)	3,500	3,290
Reynolds Group Issuer Inc.
7.88%, 08/15/19	1,400	1,512
9.88%, 08/15/19	4,100	4,361
5.75%, 10/15/20 (r)	1,900	1,900
8.25%, 02/15/21 (e)	600	596
Smithfield Foods Inc., 6.63%, 08/15/22	1,300	1,349
SUPERVALU Inc., 8.00%, 05/01/16 (e)	5,000	4,462
		27,165
ENERGY - 7.4%
Alpha Natural Resources Inc., 6.25%, 06/01/21 (e)	3,200	2,664
Antero Resources Finance Corp.
9.38%, 12/01/17 (e)	2,000	2,210
7.25%, 08/01/19	1,300	1,407
Arch Coal Inc.
7.00%, 06/15/19 (e)	2,500	2,100
7.25%, 06/15/21 (e)	7,800	6,513
Bill Barrett Corp., 7.00%, 10/15/22 (e)	2,500	2,569
Chesapeake Energy Corp.
6.50%, 08/15/17 (e)	4,000	4,170
6.88%, 08/15/18 (e)	1,600	1,664
7.25%, 12/15/18 (e)	5,000	5,375
6.78%, 03/15/19 (e)	6,000	6,015
Chesapeake Energy Corp. Term Loan, 8.50%, 12/02/17 (i)	5,000	5,013
Cie Generale de Geophysique - Veritas, 6.50%, 06/01/21 (e)	4,000	4,120
Connacher Oil and Gas Ltd., 8.50%, 08/01/19 (e) (r)	1,500	1,290
Consol Energy Inc., 8.25%, 04/01/20	1,600	1,676
El Paso Corp., 7.75%, 01/15/32	1,000	1,165
Energy XXI Gulf Coast Inc., 9.25%, 12/15/17 (e)	3,500	3,929
Everest Acquisition LLC, 9.38%, 05/01/20 (r)	5,000	5,450
EXCO Resources Inc., 7.50%, 09/15/18 (e)	3,500	3,272
Expro Finance Luxembourg SCA, 8.50%, 12/15/16 (r)	2,144	2,208
Halcon Resources Corp., 9.75%, 07/15/20 (r)	4,000	4,090
Linn Energy LLC, 8.63%, 04/15/20 (e)	3,300	3,613
Magnum Hunter Resources Corp., 9.75%, 05/15/20 (r)	2,500	2,550
Midstates Petroleum Co. Inc., 10.75%, 10/01/20 (r)	1,000	1,043
Offshore Group Investment Ltd., 11.50%, 08/01/15	5,000	5,525
OGX Petroleo e Gas Participacoes SA, 8.50%, 06/01/18 (e) (r)	3,000	2,700
Peabody Energy Corp., 6.25%, 11/15/21 (e) (r)	3,000	2,985
Sabine Pass LNG LP
7.25%, 11/30/13	1,350	1,438
7.50%, 11/30/16	2,500	2,700
Samson Investment Co., 9.75%, 02/15/20 (e) (r)	4,400	4,532
SandRidge Energy Inc.
9.88%, 05/15/16	2,600	2,834
8.00%, 06/01/18 (r)	2,500	2,625
8.75%, 01/15/20	2,000	2,165
7.50%, 03/15/21 (e)	4,400	4,532
7.50%, 02/15/23 (r)	1,800	1,854
Texas Competitive Electric Holdings Co. LLC, 10.50%, 11/01/16 (e)	350	82
W&T Offshore Inc., 8.50%, 06/15/19 (e)	6,000	6,540
		114,618
FINANCIALS - 5.3%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	3,200	2,960
Ally Financial Inc.
6.25%, 12/01/17	1,500	1,622
8.00%, 03/15/20	3,500	4,095
Bank of America Corp., 8.13%, (callable at 100 beginning 05/15/18) (e) (m)	1,000	1,101
Boparan Finance Plc
9.75%, 04/30/18 (r), EUR	1,400	1,898

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
9.88%, 04/30/18 (r), GBP	1,500	2,568
CEVA Group Plc
8.38%, 12/01/17 (r)	3,400	3,277
11.50%, 04/01/18 (r)	3,600	3,168
12.75%, 03/31/20 (r)	2,500	1,975
Forest City Enterprises Inc., 4.25%, 08/15/18 (e)	2,500	2,616
International Lease Finance Corp.
8.75%, 03/15/17 (e)	2,000	2,340
8.88%, 09/01/17	4,700	5,546
iStar Financial Inc. Term Loan, 7.00%, 06/11/14 (i)	8,000	7,987
JPMorgan Chase & Co., 7.90%, (callable at 100 beginning 04/30/18) (m)	11,500	13,061
Ladder Capital Finance Holdings LLP, 7.38%, 10/01/17 (r)	1,000	1,020
Liberty Mutual Group Inc., 10.75%, 06/15/58 (i) (r)	2,500	3,625
Morgan Stanley, 5.50%, 01/26/20	5,000	5,442
Nuveen Investments Inc., 9.50%, 10/15/20 (e) (r)	4,500	4,478
SuperMedia Inc. Term Loan, 11.00%, 12/31/15 (i)	586	383
UPCB Finance III Ltd., 6.63%, 07/01/20 (e) (r)	5,000	5,237
UPCB Finance V Ltd., 7.25%, 11/15/21 (r)	5,000	5,437
UPCB Finance VI Ltd., 6.88%, 01/15/22 (r)	2,400	2,544
		82,380
HEALTH CARE - 3.0%
Grifols Inc., 8.25%, 02/01/18	1,400	1,547
HCA Inc.
6.38%, 01/15/15 (e)	1,500	1,616
6.50%, 02/15/16	1,500	1,650
6.50%, 02/15/20	4,300	4,784
7.50%, 02/15/22 (e)	4,100	4,643
Health Management Associates Inc., 7.38%, 01/15/20 (r)	1,300	1,411
Kinetic Concepts Inc., 12.50%, 11/01/19 (r)	5,000	4,700
Kinetic Concepts Inc. Term Loan, 7.00%, 05/04/18 (i)	3,980	4,031
Tenet Healthcare Corp.
9.25%, 02/01/15	5,000	5,625
10.00%, 05/01/18	3,500	4,042
8.00%, 08/01/20	3,404	3,655
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20 (r)	700	714
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18 (e)	3,700	3,950
7.75%, 02/01/19 (e)	1,100	1,170
VPI Escrow Corp., 6.38%, 10/15/20 (r)	3,600	3,672
		47,210
INDUSTRIALS - 2.6%
Ceridian Corp., 11.25%, 11/15/15 (e)	3,000	2,955
CHC Helicopter SA, 9.25%, 10/15/20 (e)	3,500	3,596
Dynacast International LLC, 9.25%, 07/15/19	3,500	3,693
Hertz Corp., 6.75%, 04/15/19 (e)	1,100	1,161
Manitowoc Co. Inc., 9.50%, 02/15/18 (e)	1,000	1,120
Navistar International Corp., 8.25%, 11/01/21 (e)	2,900	2,751
Navistar International Corp. Term Loan B, 5.50%, 08/15/17 (i)	3,600	3,636
Niska Gas Storage US LLC, 8.88%, 03/15/18 (e)	2,500	2,581
RBS Global & Rexnord LLC, 8.50%, 05/01/18 (e)	4,500	4,961
Terex Corp., 8.00%, 11/15/17 (e)	2,000	2,070
United Rentals North America Inc., 8.38%, 09/15/20 (e)	6,600	7,062
UR Financing Escrow Corp., 7.63%, 04/15/22 (r)	4,000	4,380
		39,966
INFORMATION TECHNOLOGY - 7.3%
CDW LLC
12.54%, 10/12/17	2,000	2,135
8.50%, 04/01/19 (e)	9,500	10,331
First Data Corp.
9.88%, 09/24/15 (e)	750	765
10.55%, 09/24/15	6,500	6,654
11.25%, 03/31/16 (e)	15,000	14,550
8.25%, 01/15/21 (r)	10,914	10,887
12.63%, 01/15/21 (e)	11,000	11,399
8.75%, 01/15/22 (r)	3,198	3,222
First Data Corp. Extended Term Loan, 4.19%, 03/24/18 (i)	4,123	3,915
First Data Corp. Term Loan, 5.24%, 03/24/18 (i)	3,649	3,597
Freescale Semiconductor Inc.
10.13%, 12/15/16 (e)	1,060	1,100
10.13%, 03/15/18 (e) (r)	4,420	4,862
9.25%, 04/15/18 (r)	4,000	4,350
8.05%, 02/01/20 (e)	11,500	11,327
10.75%, 08/01/20	7,786	8,428
Lawson Software Inc., 9.38%, 04/01/19 (e) (r)	1,600	1,776
Sanmina-SCI Corp., 7.00%, 05/15/19 (e) (r)	3,500	3,535
Sophia Holding LP Term Loan, 6.50%, 07/31/18 (i)	2,494	2,521
SRA International Inc., 11.00%, 10/01/19 (e)	900	914
SRA International Inc. Term Loan, 6.59%, 07/07/18 (i)	4,086	4,035
ViaSat Inc., 6.88%, 06/15/20	2,500	2,575
		112,878
MATERIALS - 3.0%
Berry Plastics Corp., 9.75%, 01/15/21 (e)	1,000	1,140
Cemex SAB de CV
3.25%, 03/15/16	3,625	3,577
9.00%, 01/11/18 (r)	6,000	6,000
3.75%, 03/15/18 (e)	2,125	2,097
FMG Resources August 2006 Pty Ltd.
7.00%, 11/01/15 (e) (r)	2,100	2,090
6.88%, 02/01/18 (r)	2,500	2,325
8.25%, 11/01/19 (e) (r)	2,750	2,668
Hexion US Finance Corp., 8.88%, 02/01/18 (e)	3,000	3,083
Huntsman International LLC, 5.50%, 06/30/16 (e)	1,000	1,005
Ineos Finance Plc, 8.38%, 02/15/19 (r)	1,700	1,789
Ineos Group Holdings Plc, 7.88%, 02/15/16 (r), EUR	3,250	3,874
Inmet Mining Corp., 8.75%, 06/01/20 (r)	3,600	3,726
Kerling Plc, 10.63%, 02/01/17 (r), EUR	3,600	4,383
Kinove German Bondco GmbH, 10.00%, 06/15/18 (e) (r), EUR	3,150	4,422
MolyCorp. Inc., 10.00%, 06/01/20 (e) (r)	5,000	4,950
		47,129
TELECOMMUNICATION SERVICES - 3.0%
Cricket Communications Inc., 7.75%, 10/15/20 (e)	6,500	6,337
Frontier Communications Corp.
8.50%, 04/15/20	900	1,017
9.25%, 07/01/21	3,000	3,472
7.13%, 01/15/23 (e)	2,500	2,600
NII Capital Corp., 7.63%, 04/01/21	2,500	1,988

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Sprint Nextel Corp.
9.13%, 03/01/17 (e)	3,300	3,737
8.38%, 08/15/17 (e)	90	100
9.00%, 11/15/18 (e) (r)	7,500	9,000
7.00%, 08/15/20 (e)	5,000	5,200
11.50%, 11/15/21 (e)	7,500	9,394
Virgin Media Secured Finance Plc, 7.00%, 01/15/18, GBP	1,700	2,979
		45,824
UTILITIES - 4.4%
Calpine Corp.
7.88%, 07/31/20 (e) (r)	800	874
7.50%, 02/15/21 (r)	5,475	5,913
7.88%, 01/15/23 (e) (r)	3,000	3,315
Dynegy Holdings Inc.
7.50%, 06/01/15 (c) (d)	11,000	6,270
8.38%, 05/01/16 (c) (d)	4,750	2,708
7.75%, 06/01/19 (c) (d)	3,500	1,978
Dynegy Inc. Term Loan
10.00%, 08/04/16 (i)	1,935	2,021
10.14%, 08/04/16 (i)	1,042	1,091
GenOn Energy Inc.
7.63%, 06/15/14 (e)	1,500	1,601
7.88%, 06/15/17 (e)	5,000	5,325
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15 (e)	21,280	5,746
11.50%, 10/01/20 (e) (r)	4,500	3,521
15.00%, 04/01/21	15,255	5,644
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	32,093	22,044
		68,051
Total Corporate Bonds and Notes (cost $733,857)		736,109

OTHER EQUITY INTERESTS - 0.0%
General Motors Co. (c) (f) (u)	100	1
SuperMedia Inc. Escrow Litigation Trust (f) (u)	868	26

Total Other Equity Interests (cost $14)		27

SHORT TERM INVESTMENTS - 27.7%

Investment Company - 8.9%
JNL Money Market Fund, 0.06% (a) (h)	138,242	138,242

Securities Lending Collateral - 18.8%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	290,411	290,411

Total Short Term Investments (cost $428,653)		428,653
Total Investments - 118.1% (cost $1,804,669)		1,827,090
Other Assets and Liabilities, Net - (18.1%)		(280,659)
Total Net Assets - 100.0%		$1,546,431

JNL/Franklin Templeton International Small Cap Growth Fund

COMMON STOCKS - 91.2%

CONSUMER DISCRETIONARY - 20.5%
Asatsu-DK Inc. (e)	291	$7,440
Beneteau SA (e)	679	7,424
Carpetright Plc (c) (e)	1,167	12,406
Dignity Plc	292	4,301
Headlam Group Plc	1,227	6,085
JUMBO SA	1,487	8,225
Sankyo Co. Ltd.	160	7,425
		53,306
CONSUMER STAPLES - 15.9%
Aderans Holdings Co. Ltd. (c)	607	8,282
Binggrae Co. Ltd.	67	6,334
C&C Group Plc	1,846	8,784
McBride Plc	3,173	6,635
Sligro Food Group NV	314	7,802
Thai Beverage PCL	10,316	3,404
		41,241
FINANCIALS - 20.4%
ARA Asset Management Ltd. (r)	3,249	4,173
Arch Capital Group Ltd. (c)	184	7,657
Daibiru Corp.	974	8,044
Euler Hermes SA (e)	146	9,656
Fairfax Financial Holdings Ltd.	15	5,948
RHJ International (c)	1,809	9,018
Savills Plc	1,331	8,570
		53,066
INDUSTRIALS - 31.6%
DCC Plc	294	8,439
De La Rue Plc	268	4,393
Experian Plc	381	6,347
Flughafen Wien AG (e)	64	2,962
Grafton Group Plc	2,044	8,905
Irish Continental Group Plc	297	6,810
Keller Group Plc	393	3,521
Michael Page International Plc	435	2,509
Nexans SA (e)	100	4,684
Prysmian SpA	493	8,819
QinetiQ Group Plc	2,509	7,690
Spirax-Sarco Engineering Plc	52	1,754
Uponor Oyj (e)	701	7,385
Zardoya Otis SA (e)	672	7,910
		82,128
INFORMATION TECHNOLOGY - 2.8%
Neopost SA (e)	130	7,204

Total Common Stocks (cost $234,120)		236,945

SHORT TERM INVESTMENTS - 18.6%

Investment Company - 8.3%
JNL Money Market Fund, 0.06% (a) (h)	21,563	21,563

Securities Lending Collateral - 10.3%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	26,876	26,876

Total Short Term Investments (cost $48,439)		48,439

Total Investments - 109.8% (cost $282,559)		285,384
Other Assets and Liabilities, Net - (9.8%)		(25,431)
Total Net Assets - 100.0%		$259,953

JNL/Franklin Templeton Mutual Shares Fund (t)

COMMON STOCKS - 84.3%

CONSUMER DISCRETIONARY - 8.7%
British Sky Broadcasting Group Plc	610	$7,322
Caesars Entertainment Corp. (c) (e)	—	2
CBS Corp.	244	8,860
Comcast Corp. - Special Class A	55	1,921

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Compagnie Financiere Richemont SA	3	197
General Motors Co. (c)	304	6,905
Kohl’s Corp.	109	5,564
News Corp.	571	14,152
Reed Elsevier Plc	1,029	9,850
Time Warner Cable Inc.	172	16,322
		71,095
CONSUMER STAPLES — 16.9%
Altria Group Inc.	263	8,769
Avon Products Inc.	173	2,767
British American Tobacco Plc	314	16,123
Coca-Cola Enterprises Inc.	184	5,745
CVS Caremark Corp.	348	16,868
Dr. Pepper Snapple Group Inc.	146	6,498
General Mills Inc.	194	7,727
Imperial Tobacco Group Plc	361	13,385
Kraft Foods Group Inc. (when issued) (c)	(21)	(941)
Kroger Co.	437	10,281
Lorillard Inc.	54	6,256
Mondelez International Inc. - Class A	409	16,915
Pernod-Ricard SA	77	8,674
Philip Morris International Inc.	63	5,669
Reynolds American Inc.	45	1,958
Wal-Mart Stores Inc.	59	4,363
Walgreen Co.	187	6,828
		137,885
ENERGY - 11.5%
Apache Corp.	125	10,780
Baker Hughes Inc.	216	9,774
BP Plc	764	5,383
Consol Energy Inc.	291	8,741
Ensco Plc - Class A	71	3,890
Marathon Oil Corp.	514	15,193
Marathon Petroleum Corp.	66	3,590
Murphy Oil Corp.	103	5,526
Nexen Inc.	321	8,139
Prime AET&D Holdings No. 1 Pty Ltd. (c) (f) (q)	402	—
Royal Dutch Shell Plc	401	13,873
Transocean Ltd.	168	7,540
WPX Energy Inc. (c)	64	1,054
		93,483
FINANCIALS - 14.4%
ACE Ltd.	155	11,739
Alexander’s Inc.	8	3,419
Alleghany Corp. (c)	25	8,695
American International Group Inc. (c)	414	13,570
Bond Street Holding LLC (c) (f)	41	793
Canary Wharf Group Plc (c) (f)	405	1,452
CIT Group Inc. (c)	120	4,738
Citigroup Inc.	218	7,140
CNO Financial Group Inc.	97	936
Deutsche Boerse AG	33	1,849
Forestar Group Inc. (c)	60	995
Guaranty Bancorp (c)	49	98
ING Groep NV - CVA (c) (e)	619	4,900
JPMorgan Chase & Co.	136	5,495
KB Financial Group Inc.	58	2,068
MetLife Inc.	157	5,417
Morgan Stanley	416	6,969
NYSE Euronext	139	3,429
PNC Financial Services Group Inc.	229	14,470
Wells Fargo & Co.	139	4,786
White Mountains Insurance Group Ltd. (e)	17	8,797
Zurich Financial Services AG	22	5,377
		117,132
HEALTH CARE - 10.4%
Amgen Inc.	46	3,848
Boston Scientific Corp. (c)	865	4,964
CIGNA Corp.	226	10,658
Community Health Systems Inc. (c)	60	1,743
Coventry Health Care Inc.	2	80
Eli Lilly & Co.	66	3,125
Hospira Inc. (c)	102	3,359
Medtronic Inc.	308	13,278
Merck & Co. Inc.	561	25,281
Pfizer Inc.	380	9,445
Teva Pharmaceutical Industries Ltd. - ADR (e)	116	4,784
WellPoint Inc.	69	4,009
		84,574
INDUSTRIALS - 4.6%
A P Moller - Maersk A/S - Class B	1	8,729
Federal Signal Corp. (c) (e)	96	604
GenCorp Inc. (c) (e)	59	558
Huntington Ingalls Industries Inc. (c)	118	4,970
Oshkosh Corp. (c)	172	4,711
Owens Corning Inc. (c)	219	7,321
Raytheon Co.	91	5,230
Stanley Black & Decker Inc.	75	5,756
		37,879
INFORMATION TECHNOLOGY - 8.5%
Cisco Systems Inc.	542	10,354
Google Inc. - Class A (c)	10	7,578
Hewlett-Packard Co.	368	6,283
Microsoft Corp.	644	19,187
Nintendo Co. Ltd. (e)	16	2,007
Research In Motion Ltd. (c) (e)	157	1,174
Symantec Corp. (c)	389	7,008
TE Connectivity Ltd.	210	7,148
Xerox Corp.	1,106	8,116
		68,855
MATERIALS - 4.1%
Domtar Corp.	33	2,595
International Paper Co.	373	13,529
Linde AG	33	5,749
MeadWestvaco Corp.	204	6,238
ThyssenKrupp AG (e)	238	5,076
		33,187
TELECOMMUNICATION SERVICES - 1.9%
Cable & Wireless Communications Plc	570	332
Vodafone Group Plc	5,425	15,417
		15,749
UTILITIES - 3.3%
E.ON AG	312	7,424
Entergy Corp.	50	3,489
Exelon Corp.	183	6,495
GDF Suez (e)	160	3,574
NRG Energy Inc.	260	5,569
		26,551
Total Common Stocks (cost $635,183)		686,390

CORPORATE BONDS AND NOTES - 3.8%

CONSUMER DISCRETIONARY - 1.4%
Clear Channel Communications Inc., 11.00%, 08/01/16	$1,353	947
Clear Channel Communications Inc. Delayed Draw Term Loan, 3.89%, 01/29/16 (i)	631	509

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Clear Channel Communications Inc. Term Loan B, 3.89%, 01/29/16 (i)	3,881	3,170
Clear Channel Communications Inc. Term Loan C, 3.89%, 01/29/16 (i)	731	586
Hilton Worldwide Inc. Term Loan, 3.50%, 11/12/12 (i)	225	213
Hilton Worldwide Inc. Term Loan E, 3.79%, 11/12/15 (i)	288	271
Hilton Worldwide Inc. Term Loan F, 3.99%, 11/12/15 (i)	720	669
Hilton Worldwide Inc. Term Loan G, 4.24%, 11/12/15 (i)	1,296	1,192
Tribune Co. Term Loan
0.00%, 06/04/14 (c) (d)	4,852	3,662
0.00%, 06/04/14 (c) (d)	357	269
		11,488
FINANCIALS - 0.8%
iStar Financial Inc.
5.25%, 03/19/16 (i)	97	98
7.00%, 03/19/17 (i)	457	464
iStar Financial Inc. Convertible Bond, 0.96%, 10/01/12 (i)	2,390	2,390
iStar Financial Inc. Term Loan
5.00%, 06/28/13 (i)	174	174
7.00%, 06/30/14 (i)	250	250
Realogy Corp.
11.50%, 04/15/17	475	509
11.00%, 04/15/18	802	754
7.88%, 02/15/19	519	545
9.00%, 01/15/20	199	219
Realogy Corp. Extended Revolver Term Loan, 3.48%, 04/10/16 (i)	27	24
Realogy Corp. Second Lien Term Loan, 13.50%, 10/15/17 (i)	571	575
Tropicana Entertainment LLC, 9.63%, 12/15/14 (c) (d) (f) (q)	1,130	—
		6,002
INDUSTRIALS - 0.3%
American Airlines Inc., 7.50%, 03/15/16 (c) (d)	2,004	2,014
Navistar International Corp. Term Loan, 7.00%, 08/15/17 (i)	483	488
		2,502
TELECOMMUNICATION SERVICES - 0.1%
Wind Acquisition Finance SA
11.75%, 07/15/17, EUR	409	482
7.38%, 02/15/18, EUR	268	319
7.38%, 02/15/18, EUR	245	286
		1,087
UTILITIES - 1.2%
Energy Future Intermediate Holding Co. LLC
11.00%, 10/01/21	486	489
11.75%, 03/01/22	1,824	1,938
Texas Competitive Electric Holdings Co. LLC
10.25%, 11/01/15	1,294	349
11.50%, 10/01/20	4,182	3,272
Texas Competitive Electric Holdings Co. LLC Term Loan, 4.69%, 10/10/17 (i)	5,182	3,560
		9,608
Total Corporate Bonds and Notes (cost $32,247)		30,687

OTHER EQUITY INTERESTS - 0.0%
Wind Acquisition Finance SA (u)	140	132

Total Other Equity Interests (cost $119)		132

SHORT TERM INVESTMENTS - 12.9%

Investment Company - 11.8%
JNL Money Market Fund, 0.06% (a) (h)	96,202	96,202

Securities Lending Collateral - 1.1%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	8,819	8,819

Total Short Term Investments (cost $105,021)		105,021

Total Investments - 101.0% (cost $772,570)		822,230
Other Assets and Liabilities, Net - (1.0%)		(8,239)
Total Net Assets - 100.0%		$813,992

JNL/Franklin Templeton Small Cap Value Fund

COMMON STOCKS - 89.3%

CONSUMER DISCRETIONARY - 19.6%
Autoliv Inc.	55	$3,408
Brown Shoe Co. Inc.	413	6,614
Brunswick Corp.	253	5,732
Cato Corp. - Class A	193	5,722
Christopher & Banks Corp.	125	439
Drew Industries Inc. (c) (e)	131	3,948
Ethan Allen Interiors Inc. (e)	55	1,210
Fred’s Inc. - Class A	166	2,365
GameStop Corp. (e)	336	7,060
Gentex Corp.	446	7,580
Group 1 Automotive Inc.	201	12,088
Hillenbrand Inc.	238	4,324
Hooker Furniture Corp. (e)	40	516
La-Z-Boy Inc. (c)	601	8,788
M/I Homes Inc. (c) (e)	174	3,367
Maidenform Brands Inc. (c)	235	4,817
MDC Holdings Inc.	92	3,543
Men’s Wearhouse Inc.	290	9,985
Pier 1 Imports Inc.	168	3,156
Regis Corp.	400	7,345
Thor Industries Inc.	300	10,896
West Marine Inc. (c)	256	2,720
Winnebago Industries Inc. (c)	185	2,333
		117,956
CONSUMER STAPLES - 0.5%
Lancaster Colony Corp.	45	3,296

ENERGY - 10.3%
Atwood Oceanics Inc. (c)	207	9,426
Bristow Group Inc.	226	11,404
Energen Corp.	91	4,769
Helix Energy Solutions Group Inc. (c)	345	6,309
Oil States International Inc. (c)	77	6,142
Rowan Cos. Plc - Class A (c)	140	4,731
Teekay Corp.	100	3,108
Tidewater Inc.	191	9,269
Unit Corp. (c)	168	6,985
		62,143
FINANCIALS - 11.5%
Arthur J Gallagher & Co.	86	3,063
Aspen Insurance Holdings Ltd.	212	6,464
Chemical Financial Corp.	130	3,146
Hanover Insurance Group Inc.	221	8,249
HCC Insurance Holdings Inc.	102	3,467

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Montpelier Re Holdings Ltd.	317	7,013
Old Republic International Corp.	575	5,350
Oriental Financial Group Inc. (e)	164	1,720
Peoples Bancorp Inc.	50	1,144
Protective Life Corp.	496	12,995
RLI Corp.	20	1,327
StanCorp Financial Group Inc.	176	5,489
TrustCo Bank Corp.	605	3,460
Validus Holdings Ltd.	190	6,437
		69,324
HEALTH CARE - 3.8%
Hill-Rom Holdings Inc.	149	4,339
STERIS Corp.	158	5,609
Teleflex Inc.	121	8,329
West Pharmaceutical Services Inc.	82	4,373
		22,650
INDUSTRIALS - 31.5%
AAR Corp.	451	7,410
ABM Industries Inc.	204	3,860
American Woodmark Corp. (c)	105	2,097
AO Smith Corp.	53	3,044
Apogee Enterprises Inc.	242	4,742
Applied Industrial Technologies Inc.	99	4,114
Astec Industries Inc. (c)	183	5,794
Brady Corp. - Class A	226	6,626
Briggs & Stratton Corp.	303	5,657
Carlisle Cos. Inc.	156	8,089
Ceradyne Inc.	171	4,165
CIRCOR International Inc.	46	1,734
EMCOR Group Inc.	176	5,023
EnerSys (c)	24	829
EnPro Industries Inc. (c)	171	6,151
Franklin Electric Co. Inc.	84	5,060
Gardner Denver Inc.	113	6,826
General Cable Corp. (c)	80	2,359
Genesee & Wyoming Inc. - Class A (c)	100	6,693
Gibraltar Industries Inc. (c) (e)	209	2,676
Graco Inc.	75	3,776
Granite Construction Inc.	339	9,745
Insperity Inc.	126	3,189
Kaydon Corp. (e)	214	4,770
Kennametal Inc.	203	7,509
Lincoln Electric Holdings Inc.	187	7,302
McGrath RentCorp	34	877
Mine Safety Appliances Co.	122	4,558
Mueller Industries Inc.	119	5,388
Nordson Corp.	45	2,638
Pentair Inc.	87	3,868
Powell Industries Inc. (c)	100	3,879
Schawk Inc.	174	2,274
Simpson Manufacturing Co. Inc. (e)	143	4,096
SkyWest Inc. (e)	346	3,570
Timken Co.	7	245
Trinity Industries Inc.	410	12,297
Universal Forest Products Inc.	197	8,200
Wabash National Corp. (c)	539	3,841
Watts Water Technologies Inc. - Class A	114	4,316
		189,287
INFORMATION TECHNOLOGY - 4.1%
Benchmark Electronics Inc. (c)	459	7,015
Cohu Inc.	165	1,550
Ingram Micro Inc. - Class A (c)	362	5,516
Multi-Fineline Electronix Inc. (c)	162	3,658
Rofin-Sinar Technologies Inc. (c)	343	6,762
		24,501
MATERIALS - 7.5%
A. Schulman Inc.	234	5,571
AptarGroup Inc.	46	2,353
Cabot Corp.	166	6,081
Commercial Metals Co.	218	2,872
HB Fuller Co.	120	3,691
Reliance Steel & Aluminum Co.	151	7,926
RPM International Inc.	265	7,563
Sensient Technologies Corp.	107	3,941
Steel Dynamics Inc.	451	5,066
		45,064
UTILITIES - 0.5%
NV Energy Inc.	175	3,152

Total Common Stocks (cost $489,719)		537,373

SHORT TERM INVESTMENTS - 13.8%

Investment Company - 11.8%
JNL Money Market Fund, 0.06% (a) (h)	71,054	71,054

Securities Lending Collateral - 2.0%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	11,975	11,975

Total Short Term Investments (cost $83,029)		83,029

Total Investments - 103.1% (cost $572,748)		620,402
Other Assets and Liabilities, Net - (3.1%)		(18,513)
Total Net Assets - 100.0%		$601,889

JNL/Goldman Sachs Core Plus Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.9%
Adjustable Rate Mortgage Trust REMIC, 2.82%, 04/25/35 (i)	$257	$253
American Home Mortgage Assets Trust REMIC, 0.85%, 02/25/47 (i)	2,983	1,642
Amortizing Residential Collateral Trust REMIC, 2.02%, 08/25/32 (i)	54	27
Asset Backed Securities Corp. Home Equity REMIC, 3.07%, 04/15/33 (i)	37	32
Banc of America Commercial Mortgage Inc. REMIC, 5.81%, 04/10/49 (i)	600	643
Banc of America Funding Corp. REMIC
3.10%, 06/20/36 (i) (q)	1,387	1,042
5.79%, 10/25/36 (i) (q)	72	54
0.50%, 06/20/47 (i)	1,700	837
Banc of America Mortgage Securities Inc. REMIC, 3.12%, 09/25/35 (i)	874	765
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.72%, 04/25/34 (i)	233	229
3.40%, 11/25/34 (i)	714	721
Bear Stearns Commercial Mortgage Securities REMIC, 5.91%, 06/11/40 (i)	750	820
Bear Stearns Mortgage Funding Trust REMIC, 0.38%, 12/25/46 (i)	2,808	1,716
CIT Mortgage Loan Trust REMIC
1.22%, 10/25/37 (i) (r)	22	22
1.47%, 10/25/37 (i) (r)	700	663
Citigroup Mortgage Loan Trust Inc. REMIC, 2.99%, 12/25/35 (i)	1,224	752
College Loan Corp.Trust, 0.64%, 04/25/24 (i)	2,600	2,436

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Commercial Mortgage Asset Trust REMIC, 7.35%, 01/17/32 (i)	400	419
Commercial Mortgage Pass-Through Certificates REMIC
4.06%, 12/10/44	950	1,024
4.93%, 12/10/44 (i)	825	913
5.82%, 12/10/44 (i)	525	588
5.35%, 12/10/46	250	267
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	71	77
Countrywide Alternative Loan Trust REMIC, 1.65%, 09/25/35 (i)	240	178
Countrywide Asset-Backed Certificates REMIC, 1.47%, 06/25/34 (i)	198	76
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.72%, 02/19/34 (i)	367	332
2.80%, 11/20/34 (i)	341	303
Deutsche Bank Alternate Loan Trust REMIC, 2.07%, 08/25/35 (i)	242	164
Downey Savings & Loan Association Mortgage Loan Trust REMIC, 1.07%, 03/19/46 (i)	401	228
Educational Services of America Inc., 1.30%, 07/25/23 (i) (r)	1,170	1,175
First Horizon Asset Securities Inc. REMIC, 2.63%, 12/25/34 (i)	144	143
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.62%, 05/17/32 (i) (q)	1,164	37
FREMF Mortgage Trust REMIC
4.50%, 12/25/44 (i) (r)	950	999
4.02%, 01/25/47 (i) (r)	650	619
3.95%, 06/25/47 (i) (r)	3,500	3,601
3.95%, 06/25/47 (i) (r)	975	912
GCO Education Loan Funding Trust
0.56%, 05/25/25 (i)	2,614	2,519
0.66%, 05/25/36 (i)	900	773
GMAC Mortgage Corp. Loan Trust REMIC
7.00%, 09/25/37 (i)	228	200
7.00%, 09/25/37 (i)	315	276
GS Mortgage Securities Corp. II REMIC, 5.98%, 08/10/45 (i)	2,600	2,978
GSMPS Mortgage Loan Trust, 0.68%, 02/25/35 (i)	82	69
GSR Mortgage Loan Trust REMIC, 3.06%, 10/25/35 (i)	423	345
Harborview Mortgage Loan Trust REMIC
0.56%, 06/20/35 (i)	931	847
2.87%, 08/19/36 (i)	1,640	1,165
Impac CMB Trust REMIC, 0.86%, 03/25/35 (i)	129	103
IndyMac Index Mortgage Loan Trust REMIC
0.84%, 06/25/34 (i)	251	221
2.68%, 03/25/35 (i)	524	441
2.63%, 08/25/35 (i)	616	508
0.43%, 05/25/46 (i)	885	643
JPMorgan Chase Commercial Mortgage Securities Corp., 2.83%, 10/15/45	3,600	3,682
Lanark Master Issuer Plc, 1.83%, 12/22/54 (i) (r)	4,200	4,289
Lehman XS Trust REMIC, 1.07%, 09/25/47 (i)	1,271	894
Luminent Mortgage Trust REMIC, 0.41%, 05/25/46 (i)	547	329
MASTR Adjustable Rate Mortgages Trust REMIC
3.33%, 10/25/34 (i)	243	226
3.35%, 12/25/34 (i)	84	78
2.87%, 01/25/36 (i)	598	546
1.35%, 12/25/46 (i) (q)	3,128	1,615
MASTR Seasoned Securities Trust REMIC, 3.76%, 10/25/32 (i)	258	255
Merit Securities Corp. REMIC, 1.72%, 09/28/32 (i) (q)	99	97
Merrill Lynch Alternative Note Asset Trust REMIC, 0.41%, 07/25/47 (i)	663	421
Mid-State Trust, 7.34%, 07/01/35	186	193
Morgan Stanley Capital I Inc. REMIC
5.48%, 02/12/44 (i)	200	220
5.93%, 12/15/44 (i)	150	144
Morgan Stanley Mortgage Loan Trust REMIC
3.01%, 08/25/34 (i)	146	135
2.82%, 03/25/36 (i)	1,467	978
NCUA Guaranteed Notes
0.60%, 03/06/20 (i)	2	2
REMIC, 3.00%, 06/12/19	1,900	2,052
REMIC, 1.84%, 10/07/20	467	475
Residential Accredit Loans Inc. REMIC
4.04%, 11/25/37 (i)	3,605	1,619
1.15%, 01/25/46 (i)	1,100	692
Residential Funding Mortgage Securities I Inc. REMIC
3.11%, 08/25/35 (i)	644	453
3.24%, 09/25/35 (i)	725	658
SLM Student Loan Trust, 2.15%, 07/25/23 (i)	5,900	6,220
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.80%, 05/25/34 (i)	538	544
2.79%, 09/25/34 (i)	222	221
Structured Asset Mortgage Investments Inc. REMIC, 2.75%, 08/25/35 (i)	85	78
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.58%, 06/25/34 (i)	577	588
2.47%, 12/25/35 (i)	298	298
2.50%, 09/25/36 (i)	1,251	1,020
0.45%, 04/25/45 (i)	141	131
Wells Fargo Alternative Loan Trust REMIC, 3.64%, 12/28/37 (i)	2,569	1,943
Wells Fargo Mortgage Backed Securities Trust REMIC, 2.68%, 04/25/36 (i)	161	139

Total Non-U.S. Government Agency Asset-Backed Securities (cost $77,607)		67,032

CORPORATE BONDS AND NOTES - 28.3%

CONSUMER DISCRETIONARY - 1.9%
CCO Holdings LLC, 5.25%, 09/30/22 (e)	1,700	1,708
Comcast Cable Communications Holdings Inc., 8.38%, 03/15/13	356	369
D.R. Horton Inc., 4.38%, 09/15/22 (e)	3,100	3,081
DIRECTV Holdings LLC
5.88%, 10/01/19	1,275	1,500
6.00%, 08/15/40	1,500	1,672
NBCUniversal Media LLC, 4.38%, 04/01/21	3,675	4,167
News America Inc., 6.15%, 02/15/41	1,975	2,459
Nielsen Finance LLC, 11.50%, 05/01/16 (e)	1,874	2,094
Rensselaer Polytechnic Institute, 5.60%, 09/01/20	2,300	2,686
Virgin Media Finance Plc, 9.50%, 08/15/16	507	561
WPP Finance Co. Ltd., 8.00%, 09/15/14 (l)	1,653	1,856
		22,153
CONSUMER STAPLES - 2.1%
Altria Group Inc.
9.70%, 11/10/18 (e) (l)	296	424
2.85%, 08/09/22	1,000	998

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Anheuser-Busch InBev Worldwide Inc., 1.38%, 07/15/17	2,525	2,556
CVS Caremark Corp., 5.75%, 06/01/17	1,000	1,206
Kraft Foods Group Inc.
2.25%, 06/05/17 (r)	1,250	1,287
6.13%, 08/23/18 (q)	1,125	1,378
Mondelez International Inc.
5.38%, 02/10/20	1,500	1,810
6.50%, 02/09/40	1,025	1,388
Pernod-Ricard SA
2.95%, 01/15/17 (e) (r)	1,950	2,034
4.45%, 01/15/22 (r)	2,650	2,922
SABMiller Holdings Inc.
2.45%, 01/15/17 (r)	1,800	1,883
3.75%, 01/15/22 (r)	3,175	3,448
Walgreen Co.
1.80%, 09/15/17 (e)	1,275	1,289
3.10%, 09/15/22 (e)	1,300	1,319
		23,942
ENERGY - 4.0%
Anadarko Petroleum Corp., 8.70%, 03/15/19	1,100	1,476
BP Capital Markets Plc, 3.88%, 03/10/15 (e)	1,125	1,209
El Paso Corp.
7.80%, 08/01/31 (q)	33	38
7.75%, 01/15/32 (q)	515	600
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20 (q)	1,975	2,343
Energy Transfer Partners LP
6.70%, 07/01/18	1,950	2,315
5.20%, 02/01/22 (e)	1,025	1,137
Enterprise Products Operating LLC
6.65%, 04/15/18	1,125	1,383
8.38%, 08/01/66 (i)	1,600	1,804
7.03%, 01/15/68 (i)	1,000	1,120
Gazprom OAO, 9.25%, 04/23/19	530	690
Newfield Exploration Co.
7.13%, 05/15/18	1,150	1,213
5.75%, 01/30/22 (e)	500	559
Nexen Inc.
6.40%, 05/15/37	1,385	1,758
7.50%, 07/30/39	1,050	1,497
ONEOK Partners LP, 3.38%, 10/01/22	2,450	2,462
Petroleos de Venezuela SA, 5.25%, 04/12/17	590	466
PTTEP Canada International Finance Ltd., 5.69%, 04/05/21 (e) (r)	1,360	1,568
Range Resources Corp.
7.50%, 10/01/17 (e)	250	260
7.25%, 05/01/18 (e)	400	423
Rowan Cos. Inc., 4.88%, 06/01/22	2,450	2,629
Southern Union Co., 3.46%, 11/01/66 (i)	3,693	2,945
TNK-BP Finance SA, 7.50%, 07/18/16	820	948
TransCanada PipeLines Ltd., 6.35%, 05/15/67 (i)	1,375	1,470
Transocean Inc.
6.00%, 03/15/18 (e)	1,125	1,314
6.50%, 11/15/20 (e)	5,100	6,090
6.38%, 12/15/21	1,025	1,227
Weatherford International Ltd., 9.63%, 03/01/19	1,475	1,920
Western Gas Partners LP
5.38%, 06/01/21	1,105	1,256
4.00%, 07/01/22	1,375	1,434
		45,554
FINANCIALS - 16.0%
Abbey National Treasury Services Plc
2.30%, 02/16/15 (i), GBP	1,100	1,799
4.00%, 04/27/16 (e)	2,075	2,158
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	3,465	3,633
American International Group Inc.
2.38%, 08/24/15	850	859
4.88%, 06/01/22 (e)	3,425	3,860
ANZ Capital Trust II, 5.36%, (callable at 100 beginning 12/15/13) (e) (m) (r)	3,525	3,587
Bank of America Corp.
5.42%, 03/15/17	1,300	1,405
6.00%, 09/01/17 (e)	875	1,012
5.65%, 05/01/18	1,550	1,767
5.63%, 07/01/20	1,000	1,140
5.88%, 01/05/21	350	404
5.70%, 01/24/22	3,550	4,170
Bank of New York Mellon Corp., 9.63%, 05/02/21 (e) (r)	677	623
Bank of Scotland Plc, 5.25%, 02/21/17 (r)	3,000	3,406
BB&T Corp., 3.20%, 03/15/16	2,025	2,175
Blackstone Holdings Finance Co. LLC
4.75%, 02/15/23 (e) (r)	850	886
6.25%, 08/15/42 (r)	825	875
BRFkredit A/S, 2.05%, 04/15/13 (r)	8,300	8,376
Capital One Capital III, 7.69%, 08/15/36 (i)	1,500	1,523
Chubb Corp., 6.38%, 03/29/67 (i)	825	879
Citigroup Inc.
6.38%, 08/12/14	1,325	1,442
5.00%, 09/15/14	2,475	2,610
4.45%, 01/10/17	1,050	1,153
6.13%, 11/21/17	1,010	1,188
4.50%, 01/14/22	1,325	1,455
Developers Diversified Realty Corp.
9.63%, 03/15/16	170	212
7.50%, 04/01/17	2,170	2,597
Discover Bank, 8.70%, 11/18/19	2,325	3,002
DnB NOR Boligkreditt, 2.10%, 10/14/15 (e) (i) (r)	5,500	5,704
Duke Realty LP, 4.38%, 06/15/22	1,900	2,003
Endurance Specialty Holdings Ltd., 6.15%, 10/15/15	675	750
ERP Operating LP, 4.63%, 12/15/21 (e)	2,025	2,334
Fifth Third Bancorp
0.54%, 05/17/13 (i)	1,325	1,323
3.63%, 01/25/16	950	1,025
FIH Erhvervsbank A/S, 2.00%, 06/12/13 (r)	3,800	3,841
First Niagara Financial Group Inc., 6.75%, 03/19/20	925	1,065
Ford Motor Credit Co. LLC
8.00%, 12/15/16 (e)	1,075	1,285
5.88%, 08/02/21 (e)	900	1,018
General Electric Capital Corp., 5.88%, 01/14/38	900	1,073
HCP Inc., 6.00%, 01/30/17	1,375	1,583
Healthcare Realty Trust Inc., 6.50%, 01/17/17	1,725	1,966
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating N/A) BRL	4,840	6,542
HSBC Holdings Plc, 6.80%, 06/01/38	2,650	3,236
ING Bank NV
2.38%, 06/09/14 (r)	2,275	2,287
2.00%, 09/25/15 (r)	1,200	1,202
JPMorgan Chase & Co.
7.25%, 02/01/18	1,475	1,841
4.35%, 08/15/21	2,900	3,196
Landwirtschaftliche Rentenbank, 4.88%, 01/10/14	6,000	6,339
Liberty Property LP, 4.75%, 10/01/20	2,350	2,550
Merrill Lynch & Co. Inc., 6.05%, 05/16/16	1,125	1,229
MetLife Capital Trust X, 9.25%, 04/08/38 (e) (i) (r)	500	660

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Mitsui Sumitomo Insurance Co. Ltd., 7.00%, 03/15/72 (e) (i) (r)	950	1,055
Mizuho Corporate Bank Ltd., 2.55%, 03/17/17 (e) (r)	2,125	2,221
Morgan Stanley
6.25%, 08/28/17	2,625	2,978
6.63%, 04/01/18 (e)	1,825	2,097
5.63%, 09/23/19	1,950	2,130
5.50%, 07/28/21 (e)	1,250	1,368
MUFG Capital Finance 1 Ltd., 6.35%, (callable at 100 beginning 07/25/16) (m)	1,310	1,428
Nordea Bank AB, 4.25%, 09/21/22 (e) (r)	2,200	2,186
Northern Rock Plc, 5.63%, 06/22/17 (r)	2,000	2,247
Northwestern Mutual Life Insurance Co., 6.06%, 03/30/40 (r)	1,950	2,495
Panhandle-Plains Higher Education Authority Inc. REMIC, 1.49%, 10/01/35 (i)	2,276	2,309
PNC Bank NA, 6.88%, 04/01/18	975	1,211
ProLogis Inc., 1.88%, 11/15/37	1,075	1,072
ProLogis LP, 6.13%, 12/01/16	900	1,028
Prudential Financial Inc.
3.88%, 01/14/15	2,450	2,602
4.50%, 11/15/20 (e)	1,550	1,724
QBE Capital Funding III Ltd., 7.25%, 05/24/41 (i) (r)	1,525	1,544
Regions Bank, 7.50%, 05/15/18	1,625	1,918
Regions Financial Corp., 5.75%, 06/15/15	1,225	1,315
Resona Preferred Global Securities Cayman Ltd., 7.19%, (callable at 100 beginning 07/30/15) (e) (m) (r)	1,525	1,641
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	2,175	2,201
Simon Property Group LP, 10.35%, 04/01/19	1,650	2,374
Smurfit Kappa Treasury Funding Ltd., 7.50%, 11/20/25	225	229
Sparebank 1 Boligkreditt A/S
2.63%, 05/27/16 (e) (r)	7,100	7,499
2.30%, 06/30/17 (e) (i) (r)	4,800	5,010
Stadshypotek AB, 1.88%, 10/02/19 (r)	4,300	4,299
Standard Chartered Plc, 5.50%, 11/18/14 (q)	1,425	1,538
SunTrust Banks Inc., 3.60%, 04/15/16	1,325	1,416
Swedbank Hypotek AB, 0.81%, 03/28/14 (i) (r)	1,200	1,198
Transatlantic Holdings Inc., 8.00%, 11/30/39 (e)	975	1,217
UBS AG, 7.63%, 08/17/22 (e)	975	1,019
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17, Moody’s rating Baa2) (q), BRL	1,620	384
Union Bank NA, 2.13%, 06/16/17	3,550	3,632
WEA Finance LLC
7.50%, 06/02/14 (r)	475	523
7.13%, 04/15/18 (r)	900	1,100
3.38%, 10/03/22 (r)	1,000	994
		183,450
HEALTH CARE - 0.5%
Aristotle Holding Inc.
2.65%, 02/15/17 (r)	1,300	1,362
3.90%, 02/15/22 (r)	1,750	1,906
HCA Inc., 7.88%, 02/15/20 (e)	500	562
Watson Pharmaceuticals Inc., 3.25%, 10/01/22	1,300	1,317
		5,147
INDUSTRIALS - 0.3%
GE Capital Trust I, 6.38%, 11/15/67 (e) (i)	1,374	1,452
SGS International Inc., 12.00%, 12/15/13	457	461
Xylem Inc., 3.55%, 09/20/16	1,900	2,030
		3,943
INFORMATION TECHNOLOGY - 0.4%
Hewlett-Packard Co.
3.00%, 09/15/16 (e)	1,675	1,731
2.60%, 09/15/17 (e)	1,125	1,128
4.30%, 06/01/21 (e)	1,350	1,377
		4,236
MATERIALS - 1.1%
CF Industries Holding Inc., 7.13%, 05/01/20	850	1,067
Dow Chemical Co., 7.60%, 05/15/14 (l)	2,525	2,790
Eastman Chemical Co., 2.40%, 06/01/17 (e)	2,900	3,029
Ecolab Inc., 4.35%, 12/08/21	3,350	3,800
Newcrest Finance Pty Ltd., 4.45%, 11/15/21 (r)	2,125	2,178
Radnor Holdings Corp., 11.00%, 03/15/10 (c) (d) (f) (q)	125	—
		12,864
TELECOMMUNICATION SERVICES - 1.2%
AT&T Inc., 2.95%, 05/15/16 (e)	3,600	3,869
Frontier Communications Corp., 6.25%, 01/15/13 (e)	1,800	1,823
Santander Holdings USA Inc., 4.63%, 04/19/16	715	749
Sprint Nextel Corp., 7.00%, 08/15/20 (e)	1,700	1,768
Telefonica Emisiones SAU, 5.46%, 02/16/21	550	539
Verizon Communications Inc., 3.50%, 11/01/21 (e)	2,125	2,344
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC
6.49%, 02/02/16 (e) (r)	400	420
9.13%, 04/30/18	300	343
7.75%, 02/02/21 (r)	730	780
VimpelCom Holdings BV, 7.50%, 03/01/22 (e) (r)	650	682
		13,317
UTILITIES - 0.8%
Arizona Public Service Co., 8.75%, 03/01/19	1,700	2,244
Ipalco Enterprises Inc., 5.00%, 05/01/18 (e)	875	917
Nevada Power Co., 7.13%, 03/15/19 (e)	1,175	1,530
PPL WEM Holdings Plc, 5.38%, 05/01/21 (r)	1,655	1,846
Progress Energy Inc., 7.05%, 03/15/19	1,275	1,615
Puget Sound Energy Inc., 6.97%, 06/01/67 (i)	675	718
		8,870
Total Corporate Bonds and Notes (cost $303,138)		323,476

GOVERNMENT AND AGENCY OBLIGATIONS - 66.1%

GOVERNMENT SECURITIES - 25.3%
Federal Home Loan Bank - 0.4% (w)
Federal Home Loan Bank, 5.63%, 06/11/21	3,200	4,214
Federal National Mortgage Association - 0.1% (w)
Federal National Mortgage Association, 4.13%, 04/15/14	1,100	1,165
Municipals - 1.4%
American Municipal Power Inc. - Series E, 6.27%, 02/15/50	875	1,020
Northstar Education Finance Inc. Student Loan Asset-Backed Note
0.64%, 04/29/19 (i)	4,453	4,424
1.62%, 04/01/42	650	543
2.19%, 04/01/42	2,300	1,923
2.22%, 04/01/42	700	585
1.70%, 01/29/46 - 01/29/46	1,400	1,171
1.71%, 01/29/46	2,000	1,671
State of California
7.95%, 03/01/36	1,290	1,541

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
7.63%, 03/01/40	2,390	3,252
		16,130
Sovereign - 3.4%
Colombia Government International Bond, 4.38%, 07/12/21	1,824	2,098
Hellenic Republic Government Bond, 2.00%, 02/24/23 - 02/24/42 (k), EUR	7,650	1,806
Indonesia Government International Bond, 8.50%, 10/12/35	1,590	2,520
Israel Government AID Bond
5.50%, 09/18/23	1,300	1,715
5.50%, 12/04/23 (e)	100	132
Ivory Coast Government International Bond, 3.75%, 12/31/32 (c) (d)	4,520	3,887
Kommunalbanken A/S, 1.00%, 09/26/17 (r)	2,300	2,301
Mexican Bonos, 7.75%, 11/13/42, MXN	22,683	2,044
Province of Quebec, Canada, 4.60%, 05/26/15 (e)	1,475	1,634
Republic of Argentina
2.28%, 12/15/35 (i)	1,150	150
4.19%, 12/15/35 (i), EUR	18,171	2,802
Russian Foreign Bond, 4.50%, 04/04/22 (r)	800	893
South Africa Government Bond
7.25%, 01/15/20, ZAR	2,124	267
6.75%, 03/31/21, ZAR	10,714	1,302
10.50%, 12/21/26, ZAR	21,172	3,217
Tennessee Valley Authority
4.38%, 06/15/15	2,400	2,659
5.98%, 04/01/36	1,250	1,757
4.63%, 09/15/60	800	979
Venezuela Government International Bond
7.75%, 10/13/19	1,430	1,233
12.75%, 08/23/22	1,130	1,201
9.00%, 05/07/23	860	757
8.25%, 10/13/24	2,810	2,332
7.65%, 04/21/25	750	587
11.75%, 10/21/26	320	322
9.25%, 05/07/28	30	26
11.95%, 08/05/31	570	580
		39,201
Treasury Inflation Index Securities - 0.1%
U.S. Treasury Inflation Indexed Note
1.63%, 01/15/15 (n)	960	1,029
1.88%, 07/15/15 (n)	471	518
		1,547
U.S. Treasury Securities - 19.9%
U.S. Treasury Bond
6.50%, 11/15/26	10,900	16,762
5.00%, 05/15/37	500	716
4.38%, 05/15/41	3,800	5,035
3.75%, 08/15/41	2,100	2,511
3.13%, 02/15/42	9,350	9,946
3.00%, 05/15/42	3,000	3,110
2.75%, 08/15/42	3,200	3,147
U.S. Treasury Note
0.13%, 07/31/14	42,600	42,512
0.38%, 11/15/14	9,800	9,824
0.25%, 12/15/14 - 08/15/15	63,200	63,104
0.25%, 01/15/15 (o)	6,900	6,898
2.00%, 01/31/16	5,000	5,272
0.63%, 09/30/17	31,800	31,795
1.00%, 09/30/19	8,800	8,767
1.63%, 08/15/22	18,300	18,280
		227,679
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 40.8%
Federal Home Loan Mortgage Corp. - 7.6%
Federal Home Loan Mortgage Corp.
4.38%, 01/15/14, EUR	1,900	2,549
0.38%, 02/27/14	2,400	2,404
1.00%, 03/08/17 - 07/28/17	17,000	17,208
2.70%, 05/25/18	3,900	4,222
2.32%, 10/25/18	12,000	12,716
2.09%, 03/25/19	9,000	9,420
1.88%, 05/25/19	11,100	11,472
1.25%, 08/01/19	4,900	4,912
2.38%, 01/13/22	6,000	6,294
5.00%, 12/01/35	128	144
5.50%, 01/01/36 - 02/01/36	104	114
4.00%, 08/01/36 - 11/01/41	3,100	3,353
3.08%, 01/01/37 (i)	650	691
6.00%, 09/01/37 - 11/01/38	2,138	2,396
6.50%, 01/01/38 - 12/01/38	2,924	3,324
4.50%, 11/01/40 - 03/01/41	97	105
REMIC, 2.30%, 09/25/18	3,100	3,284
REMIC, 2.22%, 12/25/18	900	951
REMIC, 1,156.50%, 06/15/21 (q)	—	—
REMIC, Interest Only, 5.93%, 10/15/39 (q)	6,237	1,206
		86,765
Federal National Mortgage Association - 33.1%
Federal National Mortgage Association
0.38%, 03/16/15	800	800
0.88%, 08/28/17 - 10/26/17	24,400	24,523
2.80%, 03/01/18	2,525	2,719
5.00%, 03/01/18 - 09/15/42	110,734	121,169
3.74%, 05/01/18	1,474	1,666
3.84%, 05/01/18	1,790	2,008
4.50%, 05/01/18 - 10/01/41	68,655	74,732
6.50%, 02/01/19	1	1
4.51%, 06/01/19	4,400	5,098
3.42%, 10/01/20	1,172	1,302
3.63%, 12/01/20	880	988
3.76%, 12/01/20	5,095	5,758
4.38%, 06/01/21	3,597	4,190
3.83%, 07/01/21	1,600	1,812
5.50%, 09/01/23 - 02/01/39	9,192	10,121
2.50%, 10/15/27, TBA (g)	4,000	4,204
8.00%, 08/01/29 - 01/01/31	58	67
4.00%, 10/01/31 - 02/01/42	11,521	12,447
6.00%, 03/01/32 - 11/01/38	1,052	1,187
7.00%, 07/01/32	7	9
2.15%, 11/01/35 (i)	53	56
2.40%, 05/01/36 (i)	369	391
2.57%, 05/01/36 (i)	372	393
2.62%, 08/01/36 (i)	385	411
2.46%, 09/01/36 (i)	418	437
3.00%, 10/15/42, TBA (g)	8,000	8,445
5.00%, 11/15/42, TBA (g)	30,000	32,709
6.00%, 11/15/42, TBA (g)	42,000	46,371
REMIC, 10.40%, 04/25/19	—	—
REMIC, 1.52%, 12/25/19	1,800	1,844
REMIC, 1.80%, 12/25/19	2,200	2,258
REMIC, 2.48%, 04/25/22	2,500	2,575
REMIC, 2.35%, 05/25/22	1,900	1,934
REMIC, 2.38%, 05/25/22	4,500	4,584
REMIC, Interest Only, 6.28%, 08/25/37 (q)	8,020	1,490
REMIC, Interest Only, 4.79%, 11/25/40, TBA (g) (q)	8,251	520
		379,219

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Government National Mortgage Association - 0.1%
Government National Mortgage Association
3.95%, 07/15/25	963	1,055
6.00%, 06/15/34 - 11/15/38	202	229
		1,284
Total Government and Agency Obligations (cost $739,105)		761,265

COMMON STOCKS - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Home Interior Gift Inc. (c) (f)	491	—

Total Common Stocks (cost $184)		—

SHORT TERM INVESTMENTS - 15.2%

Investment Company - 11.1%
JNL Money Market Fund, 0.06% (a) (h)	127,081	127,081

Securities Lending Collateral - 3.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	40,115	40,115

Treasury Securities - 0.6%
Mexican Cetes
0.30%, 10/18/12, MXN	52,388	4,061
0.34%, 03/21/13, MXN	30,460	2,315
		6,376
Total Short Term Investments (cost $173,514)		173,572

Total Investments - 115.5% (cost $1,293,548)		1,321,284
Total Forward Sales Commitments - (3.4%) (proceeds $39,057)		(39,053)
Other Assets and Liabilities, Net - (12.1%) (o)		(138,406)
Total Net Assets - 100.0%		$1,143,825

FORWARD SALES COMMITMENTS - 3.4%

GOVERNMENT AND AGENCY OBLIGATIONS - 3.4%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 3.4%
Federal National Mortgage Association - 3.4%
Federal National Mortgage Association
4.50%, 10/15/42, TBA (g)	$16,000	$17,317
5.00%, 10/15/42, TBA (g)	11,000	11,999
4.50%, 11/15/42	9,000	9,737

Total Forward Sales Commitments - 3.4% (proceeds $39,057)		$39,053

JNL/Goldman Sachs Emerging Markets Debt Fund

CORPORATE BONDS AND NOTES - 27.8%

ENERGY - 2.5%
Petroleos de Venezuela SA, 5.25%, 04/12/17 (e)	$1,180	$932
Petroleos Mexicanos, 7.65%, 11/24/21 (r), MXN	258,999	21,082
		22,014
FINANCIALS - 22.6%
Bank of Thailand
3.30%, 04/30/14, THB	42,900	1,397
3.22%, 03/01/16, THB	87,900	2,849
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (q), IDR	82,000,000	10,276
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 10.00%, 07/24/24, Moody’s rating N/A) (r), COP	1,642,000	1,202
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.00%, 07/24/20, Moody’s rating N/A) (i) (r), COP	4,514,000	3,308
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (i) (r), COP	10,289,000	7,896
Citigroup Funding Inc. Credit Linked Note (Colombian Government Bond, 11.25%, 10/24/18, Moody’s rating N/A) (r), COP	9,263,000	7,109
Citigroup Funding Inc. Credit Linked Note (Sri Lanka Government, 8.00%, 06/15/17, Moody’s rating N/A) LKR	53,000	328
Citigroup Funding Inc. Credit Linked Note (Sri Lanka Government, 8.50%, 07/15/18, Moody’s rating N/A) LKR	53,000	304
Credit Suisse Nassau Credit Linked Note (Nota do Tesouro Nacional, 10.00%, 01/01/13, Moody’s rating N/A) BRL	2,472	1,256
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating N/A) BRL	2,370	3,204
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/19/40, Moody’s rating N/A) (q), BRL	3,300	4,461
Credit Suisse Nassau Credit Linked Note (Russian Government Bond, 7.50%, 02/27/19, Moody’s Rating Baa1) RUB	901,100	28,799
Credit Suisse Nassau-Credit Linked Note (Russian Government, 7.50%, 03/15/18, Moody’s rating Baa1) RUB	126,100	4,056
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 04/04/13, Moody’s rating N/A) NGN	331,000	1,963
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 06/27/13, Moody’s rating N/A) NGN	96,600	556
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 0.00%, 10/11/12, Moody’s rating N/A) NGN	282,000	1,781
Deutsche Bank AG Credit Linked Note (Federal Republic of Nigeria, 16.39%, 01/27/22, Moody’s rating N/A) NGN	63,200	481
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody’s rating Baa3) (q), IDR	20,500,000	2,581
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/22, Moody’s rating N/A) IDR	116,800,000	13,106
Deutsche Bank AG Credit Linked Note (Indonesia Government, 7.00%, 05/15/27, Moody’s rating N/A) IDR	17,900,000	1,983
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 06/15/32, Moody’s rating N/A), IDR	13,600,000	1,655
Deutsche Bank AG Credit Linked Note (Indonesia Government, 8.25%, 07/15/21, Moody’s rating Baa3) IDR	84,000,000	10,095
Deutsche Bank AG Credit Linked Note (Russian Government, 7.35%, 01/20/16, Moody’s rating Baa1) RUB	45,000	1,453
Evergrande Real Estate Group Ltd., 7.50%, 01/19/14, CNY	19,870	2,977

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Hongkong & Shanghai Banking Corp. Credit Linked Note (Indonesia Government, 10.00%, 07/15/17, Moody’s rating Baa3) (q), IDR	65,000,000	8,144
Hongkong & Shanghai Banking Corp. Credit Linked Note (Indonesia Government, 10.75%, 05/15/16, Moody’s rating Baa3) (q), IDR	86,000,000	10,453
HSBC Bank USA Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/15/40, Moody’s rating N/A) BRL	2,130	2,879
HSBC Credit Linked Note (Federal Republic of Nigeria, 0.00%, 08/08/13, Moody’s rating N/A) (q), NGN	1,075,000	6,099
HSBC Credit Linked Note (Indonesia Government, 7.00%, 05/15/22, Moody’s rating Baa3) IDR	23,000,000	2,581
JPMorgan Chase & Co., 6.00%, 10/10/12 (q), PHP	40,000	959
JPMorgan Chase & Co. Credit Linked Note (Federal Republic of Brazil, 10.00%, 01/01/18, Moody’s rating N/A) BRL	6,944	3,618
JPMorgan Chase & Co. Credit Linked Note (Federal Republic of Nigeria, 0.00%, 02/21/13, Moody’s rating N/A) NGN	568,100	3,396
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 11.00%, 11/15/20, Moody’s rating Baa3) (q), IDR	20,000,000	2,855
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33, Moody’s rating Baa3) (q), IDR	45,900,000	4,741
JPMorgan Chase & Co. Credit Linked Note (Russian Government, 7.35%, 01/20/16, Moody’s rating Baa1) (q), RUB	534,500	17,482
JPMorgan Chase & Co. Credit Linked Note (Russian Government, 7.50%, 03/15/18, Moody’s rating Baa1) RUB	354,100	11,389
Russian Agricultural Bank OJSC Via RSHB Capital SA, 7.50%, 03/25/13, RUB	244,200	7,867
Russian Agricultural Bank OJSC Via RSHB Capital SA, 8.70%, 03/17/16, RUB	128,000	4,241
		201,780
INDUSTRIALS - 2.3%
Transnet Ltd.
9.25%, 11/14/17, ZAR	4,000	530
10.50%, 09/17/20, ZAR	17,000	2,394
10.80%, 11/06/23, ZAR	7,000	1,008
9.50%, 08/19/25, ZAR	61,000	7,908
8.90%, 11/14/27, ZAR	72,000	8,948
		20,788
UTILITIES - 0.4%
Empresas Publicas de Medellin ESP, 8.38%, 02/01/21, COP	6,434,000	4,004

Total Corporate Bonds and Notes (cost $243,590)		248,586

GOVERNMENT AND AGENCY OBLIGATIONS - 61.9%

GOVERNMENT SECURITIES - 61.9%
Sovereign - 59.2%
Argentine Republic Government International Bond
5.83%, 12/31/33, ARS	9,370	1,916
2.28%, 12/15/35 (i)	1,220	159
4.19%, 12/15/35 (e) (i), EUR	29,971	4,622
4.38%, 12/15/35	3,690	472
Bank of Thailand
0.10%, 03/07/13, THB	459,000	14,715
3.42%, 08/18/13, THB	208,200	6,786
Bonos del Banco Central de Chile, 6.00%, 02/01/21, CLP	610,000	1,342
Bonos Tesoreria Pesos, 6.00%, 01/01/22, CLP	1,875,000	4,188
Brazil Letras do Tesouro Nacional, 0.00%, 01/01/13 (j), BRL	19,318	9,362
Brazil Notas do Tesouro Nacional - Series F
10.00%, 01/01/13 - 01/01/23, BRL	49,885	25,529
6.00%, 08/15/16 - 08/15/22, BRL	10,613	12,981
Colombia Government International Bond, 9.85%, 06/28/27, COP	10,790,000	9,085
Dominican Republic International Bond, 16.95%, 02/04/22, DOP	151,800	4,697
Hungary Government Bond
8.00%, 02/12/15, HUF	2,595,040	12,017
5.50%, 02/12/16, HUF	2,986,670	12,981
6.75%, 02/24/17 - 11/24/17, HUF	1,942,700	8,715
6.50%, 06/24/19, HUF	101,000	442
7.50%, 11/12/20, HUF	219,700	1,003
7.00%, 06/24/22, HUF	1,131,400	5,001
Indonesia Government Bond
7.38%, 09/15/16, IDR	59,070,000	6,563
15.00%, 07/15/18, IDR	18,617,000	2,819
11.00%, 11/15/20, IDR	25,400,000	3,510
10.50%, 08/15/30, IDR	18,923,000	2,760
Ivory Coast Government International Bond, 3.75%, 12/31/32 (c) (d)	8,669	7,455
Malaysia Government Bond
4.01%, 09/15/17, MYR	10,840	3,657
3.31%, 10/31/17, MYR	34,900	11,405
3.58%, 09/28/18, MYR	29,975	9,898
4.38%, 11/29/19, MYR	37,700	13,041
4.16%, 07/15/21, MYR	46,075	15,694
Mexican Bonos
9.50%, 12/18/14, MXN	256,940	21,960
7.50%, 06/03/27, MXN	31,002	2,783
10.00%, 11/20/36, MXN	48,464	5,383
8.50%, 11/18/38, MXN	80,142	7,781
7.75%, 11/13/42, MXN	1,946	175
Nigeria Government International Bond, 0.00%, 02/21/13 (j), NGN	85,000	513
Nota Do Tesouro Nacional, 6.00%, 08/15/40, BRL	6,461	8,808
Peruvian Government International Bond
4.40%, 09/12/13, PEN	649	253
9.91%, 05/05/15 - 05/05/15, PEN	1,399	626
7.84%, 08/12/20 - 08/12/20, PEN	29,176	13,911
8.20%, 08/12/26, PEN	8,170	4,238
6.95%, 08/12/31, PEN	3,780	1,739
6.85%, 02/12/42, PEN	4,290	1,963
Philippine Government Bond, 4.95%, 01/15/21, PHP	283,000	7,157
Philippine Government International Bond, 6.25%, 01/14/36, PHP	92,000	2,451
Poland Government Bond
5.25%, 10/25/20, PLN	8,800	2,872
5.75%, 10/25/21, PLN	45,520	15,293
Republic of Colombia, 4.38%, 03/21/23, COP	3,516,000	1,919
South Africa Government Bond
7.75%, 02/28/23, ZAR	161,500	20,469
10.50%, 12/21/26, ZAR	118,675	18,030
7.00%, 02/28/31, ZAR	34,500	3,786
6.25%, 03/31/36, ZAR	29,410	2,842
8.75%, 02/28/48, ZAR	59,050	7,377
Tesoreria General de la Republica, 3.00%, 01/01/15, CLP	950,349	2,030

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Thailand Government Bond
5.25%, 05/12/14, THB	102,800	3,450
3.63%, 05/22/15, THB	403,035	13,220
3.13%, 12/11/15, THB	126,300	4,084
4.13%, 11/18/16, THB	534,025	17,864
3.25%, 06/16/17, THB	177,200	5,722
1.20%, 07/14/21, THB	321,899	10,591
3.65%, 12/17/21, THB	23,200	758
3.58%, 12/17/27, THB	143,100	4,500
Turkey Government Bond
4.55%, 07/17/13, TRY	27,000	14,209
10.00%, 12/04/13, TRY	27,125	15,530
9.00%, 03/05/14 - 03/08/17, TRY	71,560	41,276
11.00%, 08/06/14, TRY	5,775	3,409
10.50%, 01/15/20, TRY	8,000	5,030
9.50%, 01/12/22, TRY	22,900	13,818
Venezuela Government International Bond
9.00%, 05/07/23	1,020	898
8.25%, 10/13/24	6,700	5,561
9.25%, 05/07/28 (e)	190	167
9.25%, 05/07/28	1,710	1,505
		528,766
Treasury Inflation Index Securities - 2.7%
Poland Government Treasury Inflation Indexed Bond, 3.00%, 08/24/16 (n), PLN	40,416	13,171
Turkey Government Inflation Linked Bond, 3.00%, 02/23/22 (n), TRY	19,335	11,366
		24,537
Total Government and Agency Obligations (cost $538,890)		553,303

SHORT TERM INVESTMENTS - 8.7%

Investment Company - 8.2%
JNL Money Market Fund, 0.06% (a) (h)	73,712	73,712

Securities Lending Collateral - 0.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	4,139	4,139

Total Short Term Investments (cost $77,851)		77,851

Total Investments - 98.4% (cost $860,331)		879,740
Other Assets and Liabilities, Net - 1.6% (o)		14,195
Total Net Assets - 100.0%		$893,935

JNL/Goldman Sachs Mid Cap Value Fund

COMMON STOCKS - 96.4%

CONSUMER DISCRETIONARY - 10.3%
AutoZone Inc. (c)	18	$6,790
Chipotle Mexican Grill Inc. (c)	14	4,383
D.R. Horton Inc.	257	5,295
Delphi Automotive Plc	131	4,067
Lear Corp.	15	562
Liberty Interactive Corp. (c)	519	9,603
Limited Brands Inc.	66	3,251
Macy’s Inc.	275	10,328
MGM Resorts International (c)	782	8,406
PetSmart Inc.	70	4,852
PVH Corp.	107	10,069
Ross Stores Inc.	56	3,613
Scripps Networks Interactive Inc.	117	7,139
Starwood Hotels & Resorts Worldwide Inc.	60	3,494
Toll Brothers Inc. (c)	130	4,326
TRW Automotive Holdings Corp. (c)	125	5,446
Urban Outfitters Inc. (c)	114	4,285
		95,909
CONSUMER STAPLES - 5.4%
Church & Dwight Co. Inc.	64	3,459
Coca-Cola Enterprises Inc.	308	9,637
Constellation Brands Inc. - Class A (c)	231	7,472
Ingredion Inc.	176	9,722
JM Smucker Co.	160	13,770
Lorillard Inc.	58	6,770
		50,830
ENERGY - 7.9%
Cabot Oil & Gas Corp.	86	3,862
Cameron International Corp. (c)	267	14,971
Energen Corp.	132	6,901
EQT Corp.	106	6,272
HollyFrontier Corp.	192	7,909
Marathon Petroleum Corp.	155	8,463
Pioneer Natural Resources Co.	111	11,563
Range Resources Corp.	126	8,833
Tesoro Corp.	127	5,321
		74,095
FINANCIALS - 28.8%
Alexandria Real Estate Equities Inc.	154	11,294
Ameriprise Financial Inc.	177	10,046
AvalonBay Communities Inc.	88	11,953
Camden Property Trust	94	6,062
CIT Group Inc. (c)	176	6,922
Douglas Emmett Inc. (e)	262	6,050
Everest Re Group Ltd.	139	14,865
First Republic Bank	158	5,454
Hartford Financial Services Group Inc.	319	6,196
Host Hotels & Resorts Inc.	803	12,883
Invesco Ltd.	559	13,965
Kimco Realty Corp.	475	9,635
Lazard Ltd. - Class A	134	3,915
Liberty Property Trust (e)	288	10,430
M&T Bank Corp. (e)	180	17,156
MFA Financial Inc.	1,073	9,124
NASDAQ OMX Group Inc.	474	11,047
PartnerRe Ltd.	100	7,422
Principal Financial Group Inc.	567	15,264
SLM Corp.	806	12,670
SunTrust Banks Inc.	463	13,078
Tanger Factory Outlet Centers Inc.	244	7,887
Ventas Inc.	219	13,616
Willis Group Holdings Plc	248	9,169
WR Berkley Corp.	301	11,272
XL Group Plc	473	11,363
		268,738
HEALTH CARE - 6.7%
Aetna Inc.	293	11,606
Boston Scientific Corp. (c)	1,882	10,804
Hologic Inc. (c)	469	9,499
Life Technologies Corp. (c)	192	9,398
Mylan Inc. (c)	539	13,156
Vertex Pharmaceuticals Inc. (c)	17	934
Warner Chilcott Plc	514	6,937
		62,334
INDUSTRIALS - 9.1%
BE Aerospace Inc. (c)	151	6,357
Dover Corp.	218	12,940
Beam Inc. (c)	192	5,185
Gardner Denver Inc.	121	7,286
Lennox International Inc.	202	9,769

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Parker Hannifin Corp.	55	4,629
Pentair Inc. (e)	158	7,032
Republic Services Inc. - Class A	101	2,784
Rockwell Automation Inc.	67	4,633
Spirit Aerosystems Holdings Inc. (c)	352	7,819
Stanley Black & Decker Inc.	101	7,681
Textron Inc. (e)	328	8,591
		84,706
INFORMATION TECHNOLOGY - 10.1%
Adobe Systems Inc. (c)	135	4,383
Altera Corp.	250	8,500
Amphenol Corp. - Class A	85	5,004
Cavium Inc. (c) (e)	47	1,581
Check Point Software Technologies Ltd. (c)	94	4,538
Fidelity National Information Services Inc.	247	7,698
Juniper Networks Inc. (c)	497	8,511
Lam Research Corp. (c)	433	13,766
NetApp Inc. (c)	209	6,863
ON Semiconductor Corp. (c)	897	5,535
Parametric Technology Corp. (c)	415	9,054
Paychex Inc.	143	4,776
Polycom Inc. (c)	426	4,204
QLIK Technologies Inc. (c)	161	3,605
SanDisk Corp. (c)	146	6,345
		94,363
MATERIALS - 6.6%
Albemarle Corp.	154	8,099
Ball Corp.	76	3,214
Carpenter Technology Corp.	155	8,114
Crown Holdings Inc. (c)	133	4,893
Cytec Industries Inc.	146	9,559
Martin Marietta Materials Inc. (e)	103	8,537
Reliance Steel & Aluminum Co.	176	9,199
Sealed Air Corp.	439	6,781
Vulcan Materials Co.	57	2,713
		61,109
TELECOMMUNICATION SERVICES - 0.9%
Sprint Nextel Corp. (c)	1,533	8,464

UTILITIES - 10.6%
Calpine Corp. (c)	426	7,365
CMS Energy Corp.	145	3,423
Edison International	211	9,657
Great Plains Energy Inc.	155	3,440
Northeast Utilities	264	10,091
NV Energy Inc.	446	8,028
Pinnacle West Capital Corp.	133	7,030
PPL Corp.	435	12,642
Questar Corp.	142	2,883
SCANA Corp. (e)	244	11,768
Sempra Energy	118	7,599
Xcel Energy Inc.	531	14,727
		98,653
Total Common Stocks (cost $834,872)		899,201

INVESTMENT COMPANIES - 1.2%
iShares Russell Midcap Value Index Fund	229	11,155

Total Investment Companies (cost $10,953)		11,155

SHORT TERM INVESTMENTS - 6.3%

Investment Company - 2.2%
JNL Money Market Fund, 0.06% (a) (h)	19,989	19,989

Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	38,000	38,000

Total Short Term Investments (cost $57,989)		57,989

Total Investments - 103.9% (cost $903,814)		968,345
Other Assets and Liabilities, Net - (3.9%)		(35,928)
Total Net Assets - 100.0%		$932,417

JNL/Goldman Sachs U.S. Equity Flex Fund

COMMON STOCKS - 120.4%

CONSUMER DISCRETIONARY - 14.7%
Bed Bath & Beyond Inc. (c)	15	$976
CBS Corp. - Class B (o)	18	644
Chipotle Mexican Grill Inc. - Class A (c)	3	802
DIRECTV (c)	43	2,263
General Motors Co. (c)	55	1,259
Lear Corp. (o)	22	840
Lowe’s Cos. Inc. (o)	96	2,913
McDonald’s Corp.	19	1,725
MGM Resorts International (c)	114	1,225
PVH Corp.	14	1,331
Time Warner Inc.	26	1,198
TripAdvisor Inc.	23	763
Urban Outfitters Inc. (c)	43	1,603
Viacom Inc. - Class B	25	1,342
		18,884
CONSUMER STAPLES - 14.2%
Anheuser-Busch InBev NV - ADR (o)	16	1,397
Coca-Cola Co. (o)	67	2,531
Constellation Brands Inc. - Class A (c)	50	1,615
Diageo Plc - ADR	13	1,470
Ingredion Inc.	37	2,054
JM Smucker Co.	14	1,229
Mondelez International Inc.	34	904
Monster Beverage Corp. (c)	9	482
Philip Morris International Inc.	23	2,082
Procter & Gamble Co. (o)	17	1,203
Wal-Mart Stores Inc. (o)	17	1,238
Walgreen Co.	56	2,032
		18,237
ENERGY - 13.1%
Chevron Corp. (o)	16	1,911
Devon Energy Corp. (o)	47	2,830
Exxon Mobil Corp. (o)	72	6,611
Halliburton Co. (o)	92	3,088
Occidental Petroleum Corp.	14	1,236
Transocean Ltd.	25	1,129
		16,805
FINANCIALS - 17.0%
Ameriprise Financial Inc. (o)	22	1,219
Bank of America Corp. (o)	259	2,285
Host Hotels & Resorts Inc.	63	1,012
JPMorgan Chase & Co. (o)	100	4,033
MFA Financial Inc.	97	827

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Morgan Stanley	71	1,185
Prudential Financial Inc. (o)	46	2,519
SunTrust Banks Inc. (o)	75	2,107
Travelers Cos. Inc. (o)	51	3,498
U.S. Bancorp (o)	91	3,115
		21,800
HEALTH CARE - 13.1%
Celgene Corp. (c) (o)	13	970
CR Bard Inc.	14	1,473
Gilead Sciences Inc. (c)	18	1,218
Idenix Pharmaceuticals Inc. (c)	24	108
Johnson & Johnson (o)	41	2,854
Merck & Co. Inc. (o)	27	1,210
Mylan Inc. (c)	92	2,236
Pfizer Inc. (o)	87	2,157
UnitedHealth Group Inc.	29	1,594
Varian Medical Systems Inc. (c)	22	1,354
Vertex Pharmaceuticals Inc. (c)	23	1,292
WellPoint Inc.	7	391
		16,857
INDUSTRIALS - 9.9%
Boeing Co. (o)	36	2,529
Deere & Co.	21	1,762
General Electric Co. (o)	262	5,961
Masco Corp.	82	1,236
Textron Inc. (o)	50	1,298
		12,786
INFORMATION TECHNOLOGY - 27.8%
Accenture Plc (o)	15	1,081
Adobe Systems Inc. (c) (o)	51	1,645
Altera Corp. (o)	35	1,202
Apple Inc. (o)	13	8,675
Cisco Systems Inc.	108	2,059
EMC Corp. (c) (o)	87	2,370
Fidelity National Information Services Inc.	33	1,036
Google Inc. - Class A (c) (o)	5	4,020
Juniper Networks Inc. (c) (o)	67	1,141
Lam Research Corp. (c)	54	1,705
Microsoft Corp. (o)	119	3,534
NetApp Inc. (c)	30	987
ON Semiconductor Corp. (c)	116	718
Oracle Corp.	78	2,456
Parametric Technology Corp. (c) (o)	44	965
QLIK Technologies Inc. (c) (o)	26	579
QUALCOMM Inc.	26	1,622
		35,795
MATERIALS - 4.3%
Albemarle Corp.	15	809
Cytec Industries Inc.	20	1,302
Eastman Chemical Co.	23	1,301
Freeport-McMoRan Copper & Gold Inc.	54	2,126
		5,538
TELECOMMUNICATION SERVICES - 2.1%
AT&T Inc. (o)	50	1,897
Sprint Nextel Corp. (c)	150	831
		2,728
UTILITIES - 4.2%
American Electric Power Co. Inc. (o)	22	945
Great Plains Energy Inc.	34	748
IDACORP Inc.	44	1,915
PG&E Corp. (o)	19	814
PPL Corp.	20	589
Xcel Energy Inc.	15	421
		5,432
Total Common Stocks (cost $139,204)		154,862

SHORT TERM INVESTMENTS - 4.6%

Investment Company - 4.6%
JNL Money Market Fund, 0.06% (a) (h)	5,943	5,943

Total Short Term Investments (cost $5,943)		5,943

Total Investments - 125.0% (cost $145,147)		160,805
Total Securities Sold Short - (24.4%) (proceeds $30,236)		(31,387)
Other Assets and Liabilities, Net - (0.6%)		(760)
Total Net Assets - 100.0%		$128,658

SECURITIES SOLD SHORT - 24.4% (c)

COMMON STOCKS - 24.4%

CONSUMER DISCRETIONARY - 3.2%
AutoNation Inc.	16	$685
Gannett Co. Inc.	34	607
Gap Inc.	19	669
Garmin Ltd.	11	475
New York Times Co. - Class A	81	792
Penske Auto Group Inc.	14	424
Regis Corp.	27	502
		4,154
CONSUMER STAPLES - 2.2%
Dean Foods Co.	67	1,092
Kimberly-Clark Corp.	10	887
Kroger Co.	20	479
Safeway Inc.	22	358
		2,816
ENERGY - 2.6%
Apache Corp.	11	980
ConocoPhillips	21	1,223
Murphy Oil Corp.	22	1,183
		3,386
FINANCIALS - 3.4%
ACE Ltd.	7	549
Charles Schwab Corp.	49	630
eHealth Inc.	43	804
Federated Investors Inc. - Class B	60	1,238
FirstMerit Corp.	38	559
Valley National Bancorp	52	521
		4,301
HEALTH CARE - 1.1%
Becton Dickinson & Co.	5	373
Medtronic Inc.	8	337
Zimmer Holdings Inc.	10	691
		1,401
INDUSTRIALS - 3.2%
Caterpillar Inc.	13	1,081
Joy Global Inc.	10	563
Lockheed Martin Corp.	9	805
Northrop Grumman Systems Corp.	10	684
Precision Castparts Corp.	6	971
		4,104
INFORMATION TECHNOLOGY - 4.5%
Corning Inc.	48	630
FactSet Research Systems Inc.	9	906
Flextronics International Ltd.	130	777

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Intel Corp.	18	402
International Business Machines Corp.	3	523
Lexmark International Inc.	30	678
QLogic Corp.	58	660
Teradata Corp.	17	1,252
		5,828
MATERIALS - 2.1%
Huntsman Corp.	56	835
Kronos Worldwide Inc.	23	339
United States Steel Corp.	38	731
Valhi Inc.	61	742
		2,647
TELECOMMUNICATION SERVICES - 1.0%
Verizon Communications Inc.	29	1,335

UTILITIES - 1.1%
Southern Co.	15	683
Wisconsin Energy Corp.	19	732
		1,415
Total Securities Sold Short - 24.4% (proceeds $30,236)		$31,387

JNL/Invesco Global Real Estate Fund

COMMON STOCKS - 98.1%

FINANCIALS - 98.1%

Real Estate Investment Trusts - 70.6%
Diversified - REITS - 15.3%
Activia Properties Inc.	—	$2,707
American Tower Corp.	74	5,276
Ascendas Real Estate Investment Trust	1,822	3,569
BGP Holdings Plc (c) (f)	5,552	—
British Land Co. Plc	1,270	10,723
CapitaCommercial Trust	5,913	7,185
Corio NV	79	3,366
Derwent London Plc	114	3,622
Dexus Property Group	5,369	5,278
Digital Realty Trust Inc.	167	11,688
Gecina SA	50	5,078
Goodman Group (e)	1,678	6,857
GPT Group	3,491	12,273
Hammerson Plc	917	6,696
Kenedix Realty Investment Corp.	1	3,732
Klepierre	137	4,810
Land Securities Group Plc	1,006	12,397
Mercialys SA	134	2,759
Shaftesbury Plc	640	5,466
Stockland	3,201	11,044
Suntec Real Estate Investment Trust	3,916	4,726
Unibail-Rodamco SE	116	23,131
United Urban Investment Corp.	2	2,749
Weyerhaeuser Co.	200	5,231
		160,363
Industrial - REITS - 3.1%
DCT Industrial Trust Inc.	1,288	8,335
ProLogis Inc.	681	23,860
		32,195
Office - REITS - 10.9%
Alexandria Real Estate Equities Inc.	177	13,003
Allied Properties REIT	77	2,501
Boston Properties Inc.	243	26,884
Brandywine Realty Trust	192	2,339
Duke Realty Corp.	761	11,191
Great Portland Estates Plc	1,127	8,220
Hudson Pacific Properties Inc.	162	3,004
Japan Real Estate Investment Corp.	1	8,946
Kilroy Realty Corp.	263	11,787
Nippon Building Fund Inc. (e)	1	8,526
Piedmont Office Realty Trust Inc.	256	4,436
SL Green Realty Corp.	138	11,061
Societe Immobiliere de Location pour l’Industrie et le Commerce (e)	26	2,705
		114,603
Residential - REITS - 11.7%
AvalonBay Communities Inc.	270	36,725
Boardwalk Real Estate Investment Trust (e)	162	10,726
BRE Properties Inc.	28	1,298
Canadian Apartment Properties Real Estate Investment Trust (e)	298	7,541
Equity Residential	256	14,718
Essex Property Trust Inc.	165	24,524
Post Properties Inc.	130	6,254
UDR Inc.	815	20,221
		122,007
Retail - REITS - 18.3%
Acadia Realty Trust	263	6,524
CapitaMall Trust	827	1,356
CBL & Associates Properties Inc.	253	5,405
Centro Retail Australia	4,234	9,181
CFS Retail Property Trust	6,982	13,931
DDR Corp. (e)	1,050	16,134
General Growth Properties Inc.	656	12,786
Japan Retail Fund Investment Corp.	2	3,162
Kimco Realty Corp.	211	4,278
Link Real Estate Investment Trust	822	3,891
Macerich Co.	366	20,953
Primaris Retail Real Estate Investment Trust (e)	332	8,231
Regency Centers Corp.	148	7,213
RioCan Real Estate Investment Trust (e)	168	4,729
Simon Property Group Inc.	297	45,036
Westfield Group	2,467	25,920
Westfield Retail Trust	976	2,914
		191,644
Specialized - REITS - 11.3%
Big Yellow Group Plc	428	2,173
Chartwell Seniors Housing REIT (e)	953	9,882
CubeSmart	434	5,584
DiamondRock Hospitality Co.	587	5,655
HCP Inc.	262	11,651
Health Care REIT Inc.	339	19,605
Healthcare Realty Trust Inc.	239	5,518
Host Hotels & Resorts Inc.	1,607	25,795
Public Storage	39	5,414
Sovran Self Storage Inc.	44	2,520
Ventas Inc.	390	24,300
		118,097
Real Estate Management & Development - 27.5%
Real Estate Operating Companies - 23.7%
Brookfield Properties Corp. (e)	376	6,250
CapitaLand Ltd.	4,235	10,909
CapitaMalls Asia Ltd.	4,410	5,903
China Overseas Land & Investment Ltd.	428	1,079
China Resources Land Ltd. (e)	1,194	2,610
City Developments Ltd.	361	3,436
Country Garden Holdings Co. (c)	7,994	3,099
Global Logistic Properties Ltd.	5,059	10,312
GSW Immobilien AG	193	7,152
Hang Lung Properties Ltd.	3,716	12,653

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Henderson Land Development Co. Ltd.	1,778	12,733
Hongkong Land Holdings Ltd. (e)	1,916	11,482
Hysan Development Co. Ltd.	1,124	5,104
Keppel Land Ltd.	1,753	5,045
Kerry Properties Ltd.	2,040	10,285
Mitsui Fudosan Co. Ltd.	1,375	27,476
Norwegian Property ASA	1,838	2,822
Pebblebrook Hotel Trust	269	6,293
Retail Opportunity Investments Corp. (e)	381	4,901
Shimao Property Holdings Ltd. (e)	4,527	7,737
Sino Land Co.	6,052	11,271
Sumitomo Realty & Development Co. Ltd. (e)	907	24,034
Sun Hung Kai Properties Ltd.	1,570	22,844
Swire Properties Ltd.	1,326	4,092
Tokyu Land Corp. (e)	1,103	5,894
Unite Group Plc	834	3,558
Wharf Holdings Ltd.	2,793	19,313
		248,287
Real Estate Services - 3.8%
Castellum AB	515	6,975
Conwert Immobilien Invest SE	265	2,968
Deutsche Wohnen AG	309	5,440
Fabege AB	221	2,106
Mitsubishi Estate Co. Ltd.	812	15,526
Sponda Oyj	867	3,556
Wihlborgs Fastigheter AB	204	3,053
		39,624
Total Common Stocks (cost $962,708)		1,026,820

SHORT TERM INVESTMENTS - 10.0%

Investment Company - 2.2%
JNL Money Market Fund, 0.06% (a) (h)	23,392	23,392

Securities Lending Collateral - 7.8%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	81,855	81,855

Total Short Term Investments (cost $105,247)		105,247

Total Investments - 108.1% (cost $1,067,955)		1,132,067
Other Assets and Liabilities, Net - (8.1%)		(85,252)
Total Net Assets - 100.0%		$1,046,815

JNL/Invesco International Growth Fund

COMMON STOCKS - 87.4%

CONSUMER DISCRETIONARY - 20.9%
Adidas AG	141	$11,556
British Sky Broadcasting Group Plc	653	7,832
Compass Group Plc	1,543	17,055
Denso Corp.	239	7,509
Eutelsat Communications Group SA	153	4,907
Galaxy Entertainment Group Ltd. (c) (e) (r)	2,193	7,286
Grupo Televisa SA - GDR	484	11,371
Hyundai Mobis	40	11,170
Informa Plc	923	6,016
Kingfisher Plc	1,916	8,193
Next Plc	193	10,783
Pearson Plc	291	5,695
Publicis Groupe	167	9,332
Reed Elsevier Plc	1,817	17,392
Toyota Motor Corp.	205	8,046
WPP Plc	612	8,342
Yamada Denki Co. Ltd. (e)	174	7,635
		160,120
CONSUMER STAPLES - 10.0%
Anheuser-Busch InBev NV	202	17,303
British American Tobacco Plc	221	11,332
Fomento Economico Mexicano SAB de CV - ADR	74	6,787
Imperial Tobacco Group Plc	397	14,692
Koninklijke Ahold NV	102	1,281
L’Oreal SA	39	4,827
Nestle SA	177	11,151
Unilever NV - CVA	253	8,984
		76,357
ENERGY - 9.3%
BG Group Plc	620	12,553
Canadian Natural Resources Ltd.	186	5,740
Cenovus Energy Inc.	179	6,246
CNOOC Ltd.	2,852	5,790
Gazprom OAO - ADR	404	4,073
Gazprom OAO - ADR	12	119
Royal Dutch Shell Plc - Class B	258	9,173
Suncor Energy Inc.	469	15,434
WorleyParsons Ltd.	401	11,693
		70,821
FINANCIALS - 8.7%
Akbank T.A.S.	1,670	6,602
Banco Bradesco SA - ADR	775	12,451
Fairfax Financial Holdings Ltd.	16	6,270
Industrial & Commercial Bank of China	12,937	7,591
Investor AB	348	7,673
Julius Baer Group Ltd.	204	7,102
Kinnevik Investment AB	197	4,104
Swedbank AB	399	7,508
United Overseas Bank Ltd.	457	7,288
		66,589
HEALTH CARE - 9.5%
CSL Ltd.	164	7,821
Fresenius Medical Care AG & Co. KGaA	112	8,224
GlaxoSmithKline Plc	117	2,696
Novartis AG	131	8,002
Novo-Nordisk A/S	47	7,328
Roche Holding AG	59	10,989
Shire Plc	143	4,211
Smith & Nephew Plc	751	8,284
Teva Pharmaceutical Industries Ltd. - ADR	361	14,958
		72,513
INDUSTRIALS - 9.8%
ABB Ltd.	412	7,736
Brambles Ltd.	1,776	12,866
Canadian National Railway Co.	72	6,390
Fanuc Ltd.	40	6,471
Hutchison Whampoa Ltd.	826	7,966
Keppel Corp. Ltd.	1,162	10,746
Komatsu Ltd. (e)	163	3,193
Nidec Corp. (e)	78	5,683
Schneider Electric SA	126	7,460
Volvo AB	477	6,699
		75,210
INFORMATION TECHNOLOGY - 11.2%
Amadeus IT Holding SA	351	8,186
Baidu.com - ADR (c)	79	9,230
Canon Inc.	226	7,257
Cap Gemini SA	145	6,117
CGI Group Inc. - Class A	278	7,465
Keyence Corp.	33	8,337

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
NHN Corp.	40	10,409
SAP AG	220	15,683
Taiwan Semiconductor Manufacturing Co. Ltd.	2,562	7,883
Telefonaktiebolaget LM Ericsson	567	5,170
		85,737
MATERIALS - 4.7%
Agrium Inc.	74	7,652
BHP Billiton Ltd.	212	7,241
Potash Corp of Saskatchewan Inc.	220	9,549
Syngenta AG	31	11,527
		35,969
TELECOMMUNICATION SERVICES - 2.4%
America Movil SAB de CV - ADR	382	9,724
China Mobile Ltd.	810	8,974
		18,698
UTILITIES - 0.9%
Centrica Plc	1,284	6,795

Total Common Stocks (cost $593,556)		668,809

PREFERRED STOCKS - 1.4%

CONSUMER DISCRETIONARY - 1.4%
Volkswagen AG	60	11,043

Total Preferred Stocks (cost $10,662)		11,043

SHORT TERM INVESTMENTS - 13.3%

Investment Company - 10.8%
JNL Money Market Fund, 0.06% (a) (h)	82,386	82,386

Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	18,943	18,943

Total Short Term Investments (cost $101,329)		101,329

Total Investments - 102.1% (cost $705,547)		781,181
Other Assets and Liabilities, Net - (2.1%)		(15,741)
Total Net Assets - 100.0%		$765,440

JNL/Invesco Large Cap Growth Fund

COMMON STOCKS - 93.9%

CONSUMER DISCRETIONARY - 16.7%
Amazon.com Inc. (c)	67	$16,936
CBS Corp.	384	13,947
Chipotle Mexican Grill Inc. (c)	26	8,276
Coach Inc.	108	6,028
Comcast Corp. - Class A	317	11,353
DIRECTV (c)	445	23,347
DISH Network Corp. - Class A	592	18,109
Dollar General Corp. (c)	291	15,002
Gap Inc.	381	13,617
Home Depot Inc.	148	8,921
Las Vegas Sands Corp.	135	6,244
Macy’s Inc.	138	5,200
Prada SpA (e)	1,227	9,118
Priceline.com Inc. (c)	26	16,129
Starbucks Corp.	272	13,825
Walt Disney Co.	156	8,160
		194,212
CONSUMER STAPLES - 2.2%
CVS Caremark Corp.	233	11,258
Lorillard Inc.	72	8,351
Wal-Mart Stores Inc.	83	6,089
		25,698
ENERGY - 7.7%
Anadarko Petroleum Corp.	61	4,255
Cameron International Corp. (c)	154	8,612
Marathon Petroleum Corp.	52	2,830
National Oilwell Varco Inc.	76	6,115
Occidental Petroleum Corp.	260	22,370
Schlumberger Ltd.	253	18,285
Weatherford International Ltd. (c)	2,089	26,493
		88,960
FINANCIALS - 6.7%
ACE Ltd.	88	6,636
American Tower Corp.	147	10,521
Capital One Financial Corp.	218	12,422
Goldman Sachs Group Inc.	234	26,629
Wells Fargo & Co.	618	21,349
		77,557
HEALTH CARE - 12.0%
Abbott Laboratories	375	25,709
Alexion Pharmaceuticals Inc. (c)	31	3,490
Allergan Inc.	136	12,462
Amgen Inc.	135	11,348
Biogen Idec Inc. (c)	58	8,611
Celgene Corp. (c)	102	7,806
Cerner Corp. (c)	46	3,538
Express Scripts Holding Co. (c)	258	16,188
Gilead Sciences Inc. (c)	217	14,363
Intuitive Surgical Inc. (c)	8	3,866
Johnson & Johnson	155	10,664
Pfizer Inc.	873	21,691
		139,736
INDUSTRIALS - 9.9%
Boeing Co.	219	15,236
Cummins Inc.	177	16,313
Danaher Corp.	205	11,327
Expeditors International Washington Inc.	179	6,492
Foster Wheeler AG (c)	387	9,284
General Electric Co.	1,242	28,212
Ingersoll-Rand Plc	214	9,601
JB Hunt Transport Services Inc.	168	8,733
Union Pacific Corp.	82	9,698
		114,896
INFORMATION TECHNOLOGY - 35.0%
Apple Inc.	209	139,132
Autodesk Inc. (c)	141	4,703
Baidu.com - ADR (c)	103	12,080
Broadcom Corp. - Class A	367	12,703
Check Point Software Technologies Ltd. (c)	143	6,868
Citrix Systems Inc. (c)	194	14,879
Cognizant Technology Solutions Corp. - Class A (c)	247	17,268
eBay Inc. (c)	307	14,855
EMC Corp. (c)	1,495	40,767
Facebook Inc. - Class A (c) (e)	272	5,891
Google Inc. - Class A (c)	51	38,160
Maxim Integrated Products Inc.	391	10,409
Microsoft Corp.	176	5,253
Oracle Corp.	172	5,416
QUALCOMM Inc.	662	41,396
Red Hat Inc. (c)	49	2,801
Rovi Corp. (c)	5	79
Salesforce.com Inc.	113	17,250

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Visa Inc. - Class A	127	17,082
		406,992
MATERIALS - 1.8%
Monsanto Co.	212	19,251
Mosaic Co.	30	1,741
		20,992
TELECOMMUNICATION SERVICES - 1.9%
Sprint Nextel Corp. (c)	4,095	22,606

Total Common Stocks (cost $939,860)		1,091,649

SHORT TERM INVESTMENTS - 7.1%

Investment Company - 6.3%
JNL Money Market Fund, 0.06% (a) (h)	72,738	72,738

Securities Lending Collateral - 0.8%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	9,155	9,155

Total Short Term Investments (cost $81,893)		81,893

Total Investments - 101.0% (cost $1,021,753)		1,173,542
Other Assets and Liabilities, Net - (1.0%)		(11,048)
Total Net Assets - 100.0%		$1,162,494

JNL/Invesco Small Cap Growth Fund

COMMON STOCKS - 96.4%

CONSUMER DISCRETIONARY - 18.1%
Brunswick Corp.	87	$1,979
Choice Hotels International Inc.	46	1,457
Darden Restaurants Inc.	39	2,148
Domino’s Pizza Inc.	60	2,267
DSW Inc. - Class A	42	2,820
Ethan Allen Interiors Inc. (e)	92	2,022
Foot Locker Inc.	83	2,953
Group 1 Automotive Inc. (e)	40	2,405
Jack in the Box Inc. (c)	82	2,296
Life Time Fitness Inc. (c)	54	2,492
Maidenform Brands Inc. (c)	76	1,565
Mohawk Industries Inc. (c)	29	2,330
Monro Muffler Brake Inc. (e)	53	1,853
Penn National Gaming Inc. (c)	68	2,910
Pool Corp.	67	2,773
Ryland Group Inc. (e)	66	1,994
Steven Madden Ltd. (c)	52	2,278
Tenneco Inc. (c)	75	2,102
Tractor Supply Co.	27	2,663
TRW Automotive Holdings Corp. (c)	57	2,492
Under Armour Inc. - Class A (c) (e)	40	2,222
Vitamin Shoppe Inc. (c)	38	2,227
WABCO Holdings Inc. (c)	36	2,085
Warnaco Group Inc. (c)	5	261
		52,594
CONSUMER STAPLES - 2.4%
B&G Foods Inc.	82	2,498
Harris Teeter Supermarkets Inc.	46	1,799
Lancaster Colony Corp.	37	2,735
		7,032
ENERGY - 6.1%
Atwood Oceanics Inc. (c)	46	2,078
Berry Petroleum Co.	54	2,175
Dresser-Rand Group Inc. (c)	45	2,466
Dril-Quip Inc. (c)	33	2,367
Energen Corp.	44	2,310
Lufkin Industries Inc.	28	1,498
Oasis Petroleum Inc. (c) (e)	78	2,301
Patterson-UTI Energy Inc.	78	1,233
Resolute Energy Corp. (c) (e)	154	1,365
		17,793
FINANCIALS - 7.9%
Affiliated Managers Group Inc. (c)	26	3,138
Brown & Brown Inc.	94	2,451
Colonial Properties Trust	107	2,256
East West Bancorp Inc.	97	2,041
Greenhill & Co. Inc. (e)	23	1,200
HCC Insurance Holdings Inc.	65	2,207
Huntington Bancshares Inc.	268	1,851
PrivateBancorp Inc.	131	2,090
Prosperity Bancshares Inc.	34	1,446
Stifel Financial Corp. (c)	62	2,077
SVB Financial Group (c)	37	2,212
		22,969
HEALTH CARE - 17.6%
Acorda Therapeutics Inc. (c)	55	1,410
Amarin Corp. Plc - ADR (c) (e)	150	1,895
BioMarin Pharmaceutical Inc. (c)	56	2,264
Centene Corp. (c)	63	2,370
Chemed Corp.	39	2,712
Health Management Associates Inc. - Class A (c)	196	1,642
HMS Holdings Corp. (c)	61	2,048
Incyte Corp. (c) (e)	143	2,587
Insulet Corp. (c) (e)	73	1,582
Masimo Corp. (c)	82	1,976
Mednax Inc. (c)	28	2,113
Meridian Bioscience Inc. (e)	65	1,244
Myriad Genetics Inc. (c)	94	2,535
NuVasive Inc. (c)	85	1,938
Parexel International Corp. (c)	94	2,899
PerkinElmer Inc.	73	2,152
Salix Pharmaceuticals Ltd. (c)	58	2,447
Seattle Genetics Inc. (c) (e)	91	2,453
Sirona Dental Systems Inc. (c)	46	2,639
STERIS Corp.	66	2,356
Techne Corp.	25	1,776
Thoratec Corp. (c)	63	2,183
United Therapeutics Corp. (c)	43	2,416
VCA Antech Inc. (c)	66	1,297
		50,934
INDUSTRIALS - 13.2%
Acuity Brands Inc.	37	2,314
AO Smith Corp.	48	2,781
Corrections Corp. of America	86	2,863
Crane Co.	46	1,836
Forward Air Corp.	59	1,803
Hexcel Corp. (c)	98	2,363
HUB Group Inc. - Class A (c)	70	2,071
Kennametal Inc.	50	1,862
Lincoln Electric Holdings Inc.	58	2,251
Lindsay Corp. (e)	33	2,373
Regal-Beloit Corp.	35	2,452
Tetra Tech Inc. (c)	97	2,541
TransDigm Group Inc. (c)	25	3,578
Wabtec Corp.	31	2,525
Watsco Inc.	32	2,439
WESCO International Inc. (c)	38	2,191
		38,243

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 25.0%
Alliance Data Systems Corp. (c)	24	3,386
Ancestry.com Inc. (c)	48	1,432
Ansys Inc. (c)	38	2,761
Aspen Technology Inc. (c)	138	3,579
Cadence Design Systems Inc. (c)	176	2,270
Cognex Corp.	52	1,809
CommVault Systems Inc. (c)	62	3,614
CoStar Group Inc. (c)	45	3,651
Cymer Inc. (c)	42	2,167
DealerTrack Holdings Inc. (c)	75	2,078
Fair Isaac Corp.	64	2,842
Finisar Corp. (c) (e)	91	1,303
Informatica Corp. (c)	70	2,438
Interactive Intelligence Group (c)	54	1,637
Littelfuse Inc.	40	2,259
Manhattan Associates Inc. (c)	63	3,607
Micros Systems Inc. (c)	52	2,539
Microsemi Corp. (c)	105	2,108
MicroStrategy Inc. (c)	16	2,206
MKS Instruments Inc.	69	1,767
National Instruments Corp.	81	2,047
NetGear Inc. (c)	60	2,291
Parametric Technology Corp. (c)	80	1,748
Power Integrations Inc.	54	1,657
Semtech Corp. (c)	80	2,012
SolarWinds Inc. (c)	73	4,046
SYNNEX Corp. (c)	58	1,902
Teradyne Inc. (c)	136	1,929
ValueClick Inc. (c)	149	2,568
Volterra Semiconductor Corp. (c)	76	1,660
Websense Inc. (c)	82	1,288
		72,601
MATERIALS - 4.1%
Allied Nevada Gold Corp. (c)	22	865
Carpenter Technology Corp.	44	2,315
Detour Gold Corp. (c)	26	737
Grief Inc. - Class A	16	726
Intrepid Potash Inc. (c)	57	1,224
Martin Marietta Materials Inc. (e)	25	2,049
Olin Corp.	102	2,218
Rockwood Holdings Inc.	39	1,835
		11,969
TELECOMMUNICATION SERVICES - 1.2%
SBA Communications Corp. (c)	53	3,359

UTILITIES - 0.8%
ITC Holdings Corp. (e)	31	2,324

Total Common Stocks (cost $256,635)		279,818

SHORT TERM INVESTMENTS - 8.9%

Investment Company - 3.3%
JNL Money Market Fund, 0.06% (a) (h)	9,648	9,648

Securities Lending Collateral - 5.6%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	16,277	16,277

Total Short Term Investments (cost $25,925)		25,925

Total Investments - 105.3% (cost $282,560)		305,743
Other Assets and Liabilities, Net - (5.3%)		(15,341)
Total Net Assets - 100.0%		$290,402

JNL/Ivy Asset Strategy Fund

COMMON STOCKS - 73.3%

CONSUMER DISCRETIONARY - 28.7%
Bayerische Motoren Werke AG	527	$38,667
CBS Corp. - Class B	1,310	47,578
Compagnie Financiere Richemont SA	827	49,644
Delta Topco Ltd. (f) (q)	59,271	33,319
Galaxy Entertainment Group Ltd. (c) (r)	11,762	39,078
Hyundai Motor Co.	172	38,728
News Corp. - Class A	633	15,515
Prada SpA (r)	3,414	25,361
Sands China Ltd. (r)	21,808	80,743
Starbucks Corp.	484	24,548
Starwood Hotels & Resorts Worldwide Inc.	543	31,455
Wynn Macau Ltd.	10,459	28,040
Wynn Resorts Ltd. (o)	848	97,910
		550,586
CONSUMER STAPLES - 2.1%
Philip Morris International Inc.	451	40,536

ENERGY - 11.1%
ConocoPhillips (o)	1,062	60,737
Exxon Mobil Corp.	201	18,381
Occidental Petroleum Corp.	297	25,586
Phillips 66	593	27,490
Royal Dutch Shell Plc - Class A	588	20,365
SeaDrill Ltd.	478	18,780
StatoilHydro ASA	728	18,777
Total SA	469	23,333
		213,449
FINANCIALS - 8.7%
AIA Group Ltd. (r)	15,646	57,975
Apollo Global Management LLC - Class A	892	13,071
Blackstone Group LP	1,892	27,014
Carlyle Group LP	656	17,216
China Minsheng Banking Corp. Ltd. (r)	24,282	19,059
CME Group Inc.	340	19,476
KKR & Co. LP	894	13,511
		167,322
HEALTH CARE - 4.9%
GlaxoSmithKline Plc	995	22,977
Pfizer Inc.	1,797	44,650
Sanofi-Aventis SA	305	26,135
		93,762
INDUSTRIALS - 2.7%
Caterpillar Inc.	324	27,912
Cummins Inc.	262	24,131
		52,043
INFORMATION TECHNOLOGY - 15.0%
Apple Inc.	89	59,486
ASML Holding NV	635	33,955
Baidu.com - ADR (c)	435	50,794
Cognizant Technology Solutions Corp. - Class A (c)	478	33,427
Google Inc. - Class A (c)	45	34,103
Intel Corp.	962	21,818
Intuit Inc.	272	16,027
Tencent Holdings Ltd.	1,110	37,563
		287,173

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
MATERIALS - 0.1%
Mosaic Co.	16	899

Total Common Stocks (cost $1,272,758)		1,405,770

PREFERRED STOCKS - 4.1%

CONSUMER DISCRETIONARY - 4.1%
Volkswagen AG	436	79,755

Total Preferred Stocks (cost $71,174)		79,755

RIGHTS - 0.4%
Volkswagen AG (c) (r)	42	7,698

Total Rights (cost $3,671)		7,698

PURCHASED OPTIONS - 0.1%
BHP Billiton Ltd. Call Option, Strike Price 70, Expiration 11/17/12	89	16
Caterpillar Inc. Call Option, Strike Price 97.50, Expiration 1/19/13, DUB	294	36
Caterpillar Inc. Call Option, Strike Price 97.50, Expiration 11/17/12, DUB	293	9
CIE Fin Richemont Call Option, Strike Price 64, Expiration 11/16/12, JPM, CHF	243	8
CIE Fin Richemont Call Option, Strike Price 66, Expiration 11/16/12, JPM, CHF	294	5
CIE Fin Richemont Call Option, Strike Price 66, Expiration 12/21/12, JPM, CHF	292	13
CIE Fin Richemont Call Option, Strike Price 68, Expiration12/21/12, MSC, CHF	292	8
Cisco Systems Inc. Call Option, Strike Price 19, Expiration 10/20/12, DUB	3,044	119
Cisco Systems Inc. Call Option, Strike Price 19, Expiration 10/20/12, DUB	3,525	138
Cummins Inc. Call Option, Strike Price 110, Expiration11/17/12, BBP	118	4
Cummins Inc. Call Option, Strike Price 115, Expiration 12/24/12, MSC	117	4
Euro versus USD Put Option, Strike Price EUR 1.16, Expiration 10/25/12, DUB	28,800,000	—
Euro versus USD Put Option, Strike Price EUR 1.18, Expiration 10/26/12, DUB	28,800,000	2
Euro versus USD Put Option, Strike Price EUR 1.19, Expiration 11/09/12, DUB	29,200,000	12
Euro versus USD Put Option, Strike Price 1.21, Expiration 11/21/12, DUB	29,500,000	38
Freeport-McMoRan Copper & Gold Inc. Call Option, Strike Price 41, Expiration 11/17/12, JPM	481	61
Goldman Sachs Group Call Option, Strike Price 135, Expiration 1/19/13, BBP	534	45
Google Inc. Call Option, Strike Price 800, Expiration 01/19/13, BBP	96	230
Home Depot Inc. Call Option, Strike Price 65, Expiration 01/19/13, UBS	320	22
Intel Corp. Call Option, Strike Price 25, Expiration 12/22/12	2,876	63
International Business Machines Corp. Call Option, Strike Price 215, Expiration 01/19/13, BBP	329	132
JPMorgan Chase & Co Call Option, Strike Price 45, Expiration 01/19/13	1,603	82
Microsoft Corp. Call Option, Strike Price 33, Expiration 12/22/12	2,157	45
Oracle Corp. Call Option, Strike Price 35, Expiration 01/19/13, JPM	2,037	77
Qualcomm Inc. Call Option, Strike Price 67.50, Expiration 01/19/13, DUB	724	114
Qualcomm Inc. Call Option, Strike Price 70, Expiration 01/19/13, DUB	342	33
Rio Tinto Plc Call Option, Strike Price 52.50, Expiration 10/20/12, GSC,	164	2
Rio Tinto Plc Call Option, Strike Price 62.50, Expiration 10/20/12, DUB,	178	—
Starwood Hotels & Resorts Call Option, Strike Price 60, Expiration 11/17/12, MSC	273	48
Union Pacific Corp Call Option, Strike Price 125, Expiration 01/19/13, UBS	383	106
Union Pacific Corp Call Option, Strike Price 130, Expiration 01/19/13, UBS	162	23
Vollkswagen AG Call Option, Strike Price EUR 160, Expiration 12/21/12, MSC	470	18
Wells Fargo & Co. Call Optoin, Strike Price 39, Expiration 01/19/13, DUB	1,840	48

Total Purchased Options (cost $3,877)		1,561

CORPORATE BONDS AND NOTES - 2.9%

CONSUMER DISCRETIONARY - 2.9%
Delta Topco Ltd., 10.00%, 11/24/16 (f) (q)	$57,951	55,053

Total Corporate Bonds and Notes (cost $58,675)		55,053

PRECIOUS METALS - 9.7%
Gold Bullion	105,331	186,798

Total Precious Metals (cost $164,239)		186,798

SHORT TERM INVESTMENTS - 11.3%

Investment Company - 11.3%
JNL Money Market Fund, 0.06% (a) (h)	215,962	215,962

Total Short Term Investments (cost $215,962)		215,962

Total Investments - 101.8% (cost $1,790,356)		1,952,597
Other Assets and Liabilities, Net - (1.8%) (o)		(35,377)
Total Net Assets - 100.0%		$1,917,220

JNL/JPMorgan International Value Fund

COMMON STOCKS - 94.4%

CONSUMER DISCRETIONARY - 9.0%
Bridgestone Corp.	173	$4,017
Honda Motor Co. Ltd.	386	11,923
InterContinental Hotels Group Plc	318	8,341
Kingfisher Plc	1,766	7,550
Nissan Motor Co. Ltd.	397	3,381
Pearson Plc	325	6,350
Renault SA	126	5,895
Sodexo SA	110	8,264
		55,721
CONSUMER STAPLES - 5.5%
Asahi Breweries Ltd. (e)	181	4,461
British American Tobacco Plc	94	4,827
Japan Tobacco Inc.	256	7,660
Kirin Holdings Co. Ltd.	443	5,924
SABMiller Plc	132	5,791
Unilever NV - CVA	156	5,536
		34,199

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
ENERGY - 9.7%
China Shenhua Energy Co. Ltd.	1,146	4,428
CNOOC Ltd.	3,527	7,161
ENI SpA (e)	786	17,231
JX Holdings Inc. (e)	904	4,938
Repsol YPF SA	232	4,515
Royal Dutch Shell Plc	637	22,088
		60,361
FINANCIALS - 27.5%
African Bank Investments Ltd.	656	2,610
Allianz SE	127	15,089
Australia & New Zealand Banking Group Ltd.	524	13,382
AXA SA	496	7,379
Banco Bilbao Vizcaya Argentaria SA (e)	552	4,345
Barclays Plc	3,085	10,715
BNP Paribas	237	11,215
China Construction Bank Corp.	9,129	6,296
China Overseas Land & Investment Ltd. (e)	1,246	3,140
Credit Suisse Group AG	325	6,881
Dai-Ichi Life Insurance Co. Ltd.	6	7,074
Deutsche Boerse AG	122	6,749
HSBC Holdings Plc	2,418	22,467
ING Groep NV - CVA (c)	703	5,571
Intesa Sanpaolo SpA	1,955	2,982
Nordea Bank AB	949	9,391
ORIX Corp. (e)	56	5,603
Sino Land Co.	1,896	3,531
Sumitomo Mitsui Financial Group Inc. (e)	494	15,395
Swedbank AB	194	3,645
Swiss Re Ltd.	112	7,235
		170,695
HEALTH CARE - 8.9%
Bayer AG	185	15,912
GlaxoSmithKline Plc	331	7,646
Roche Holding AG	32	6,044
Sanofi-Aventis SA	237	20,287
Teva Pharmaceutical Industries Ltd. - ADR	133	5,508
		55,397
INDUSTRIALS - 10.2%
Cie de Saint-Gobain	152	5,306
East Japan Railway Co.	47	3,123
European Aeronautic Defence & Space Co. NV	142	4,494
Experian Plc	278	4,631
Hutchison Whampoa Ltd.	1,029	9,923
Japan Airlines Co. Ltd	112	5,243
Marubeni Corp. (e)	564	3,585
Mitsubishi Electric Corp.	506	3,730
Mitsui & Co. Ltd.	319	4,473
Ruukki Group Oyj (c)	583	360
Schneider Electric SA	89	5,279
Sumitomo Corp. (e)	649	8,735
Yamato Holdings Co. Ltd.	281	4,436
		63,318
INFORMATION TECHNOLOGY - 6.4%
Canon Inc.	200	6,410
Fujitsu Ltd. (e)	1,005	3,773
Hitachi Ltd. (e)	1,929	10,712
Samsung Electronics Co. Ltd.	9	10,619
Telefonaktiebolaget LM Ericsson	865	7,887
		39,401
MATERIALS - 6.1%
ArcelorMittal	279	4,012
BASF SE	99	8,329
First Quantum Minerals Ltd.	184	3,912
Rio Tinto Plc	189	8,832
Solvay SA	62	7,200
UPM-Kymmene Oyj	487	5,518
		37,803
TELECOMMUNICATION SERVICES - 6.0%
Nippon Telegraph & Telephone Corp.	154	7,332
Telenor ASA	423	8,251
Vodafone Group Plc	7,651	21,741
		37,324
UTILITIES - 5.1%
Centrica Plc	1,894	10,022
E.ON AG	392	9,319
GDF Suez	185	4,131
Iberdrola SA	1,141	5,175
Suez Environnement SA	241	2,723
		31,370
Total Common Stocks (cost $574,147)		585,589

PREFERRED STOCKS - 1.4%

CONSUMER DISCRETIONARY - 1.4%
Volkswagen AG	49	9,013

Total Preferred Stocks (cost $8,665)		9,013

SHORT TERM INVESTMENTS - 10.9%

Investment Company - 1.9%
JNL Money Market Fund, 0.06% (a) (h)	11,531	11,531

Securities Lending Collateral - 9.0%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	55,760	55,760

Total Short Term Investments (cost $67,291)		67,291

Total Investments - 106.7% (cost $650,103)		661,893
Other Assets and Liabilities, Net - (6.7%) (o)		(41,392)
Total Net Assets - 100.0%		$620,501

JNL/JPMorgan MidCap Growth Fund

COMMON STOCKS - 97.2%

CONSUMER DISCRETIONARY - 19.6%
Allison Transmission Holdings Inc. (e)	304	$6,118
Bed Bath & Beyond Inc. (c)	75	4,700
BorgWarner Inc. (c)	82	5,646
Dick’s Sporting Goods Inc.	121	6,269
Discovery Communications Inc. - Class A (c)	97	5,778
Expedia Inc.	105	6,067
GNC Holdings Inc. - Class A	140	5,460
Harley-Davidson Inc.	185	7,822
International Game Technology	375	4,903
Marriott International Inc.	114	4,469
Michael Kors Holdings Ltd. (c)	182	9,679
Panera Bread Co. - Class A (c)	38	6,425
Penn National Gaming Inc. (c)	118	5,090
PetSmart Inc.	113	7,767
Royal Caribbean Cruises Ltd. (e)	283	8,562
Sally Beauty Holdings Inc. (c)	179	4,486
Tesla Motors Inc. (c) (e)	126	3,680
Toll Brothers Inc. (c)	136	4,516
Urban Outfitters Inc. (c)	192	7,204

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
VF Corp.	56	8,988
		123,629
CONSUMER STAPLES - 2.1%
Herbalife Ltd.	78	3,711
Mead Johnson Nutrition Co.	80	5,826
Monster Beverage Corp. (c)	72	3,900
		13,437
ENERGY - 6.0%
Cameron International Corp. (c)	181	10,139
Concho Resources Inc. (c)	129	12,194
Laredo Petroleum Holdings Inc. (c)	129	2,829
Pioneer Natural Resources Co.	48	5,022
Range Resources Corp.	104	7,245
		37,429
FINANCIALS - 8.7%
Axis Capital Holdings Ltd.	164	5,737
Blackstone Group LP	370	5,281
BOK Financial Corp.	76	4,504
Lazard Ltd. - Class A	173	5,057
M&T Bank Corp.	55	5,186
Moody’s Corp.	196	8,671
ProLogis Inc.	180	6,305
Signature Bank (c)	71	4,776
T. Rowe Price Group Inc.	150	9,504
		55,021
HEALTH CARE - 15.2%
Agilent Technologies Inc.	242	9,293
Alexion Pharmaceuticals Inc. (c)	72	8,237
Brookdale Senior Living Inc. (c)	292	6,769
Bruker Corp. (c)	296	3,875
DaVita Inc. (c)	19	1,958
Health Net Inc. (c)	122	2,753
Humana Inc.	98	6,847
Illumina Inc. (c) (e)	89	4,304
Onyx Pharmaceuticals Inc. (c)	56	4,757
Perrigo Co.	77	8,933
Regeneron Pharmaceuticals Inc. (c)	32	4,855
Sirona Dental Systems Inc. (c)	89	5,069
Thoratec Corp. (c)	182	6,287
Valeant Pharmaceuticals International Inc. (c)	130	7,196
Vertex Pharmaceuticals Inc. (c)	103	5,768
Watson Pharmaceuticals Inc. (c)	101	8,559
		95,460
INDUSTRIALS - 17.7%
Air Lease Corp. (c) (e)	281	5,739
Armstrong World Industries Inc.	86	3,969
Canadian Pacific Railway Ltd. (e)	55	4,567
Carlisle Cos. Inc.	182	9,434
Cooper Industries Plc	137	10,283
Cummins Inc.	30	2,723
Fluor Corp.	134	7,530
Beam Inc. (c)	175	4,732
JB Hunt Transport Services Inc.	169	8,784
MSC Industrial Direct Co. - Class A	102	6,901
Nielsen Holdings NV (c)	168	5,025
Pall Corp.	168	10,679
Rockwell Automation Inc.	63	4,354
Stericycle Inc. (c)	93	8,433
TransDigm Group Inc. (c)	55	7,794
Wabtec Corp.	59	4,721
WW Grainger Inc.	29	5,960
		111,628
INFORMATION TECHNOLOGY - 22.3%
Alliance Data Systems Corp. (c)	97	13,741
Amphenol Corp. - Class A	102	5,982
Aruba Networks Inc. (c) (e)	208	4,668
Avago Technologies Ltd.	297	10,348
Citrix Systems Inc. (c)	107	8,170
F5 Networks Inc. (c)	70	7,308
FactSet Research Systems Inc.	66	6,402
FleetCor Technologies Inc. (c)	160	7,163
Fortinet Inc. (c)	201	4,850
KLA-Tencor Corp.	151	7,184
LinkedIn Corp. (c)	37	4,491
Microchip Technology Inc. (e)	194	6,358
Micros Systems Inc. (c)	91	4,470
Nuance Communications Inc. (c)	317	7,878
OpenTable Inc. (c) (e)	125	5,217
Palo Alto Networks Inc. (e)	23	1,398
Rackspace Hosting Inc. (c)	89	5,862
Red Hat Inc. (c)	164	9,327
SolarWinds Inc. (c)	67	3,723
Splunk Inc.	101	3,705
TIBCO Software Inc. (c)	182	5,487
Xilinx Inc.	195	6,512
		140,244
MATERIALS - 5.6%
FMC Corp.	167	9,259
PPG Industries Inc.	55	6,282
Sherwin-Williams Co.	98	14,534
WR Grace & Co. (c)	83	4,909
		34,984
Total Common Stocks (cost $559,344)		611,832

SHORT TERM INVESTMENTS - 8.9%

Investment Company - 2.8%
JNL Money Market Fund, 0.06% (a) (h)	17,662	17,662

Securities Lending Collateral - 6.1%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	38,616	38,616

Total Short Term Investments (cost $56,278)		56,278

Total Investments - 106.1% (cost $615,622)		668,110
Other Assets and Liabilities, Net - (6.1%)		(38,329)
Total Net Assets - 100.0%		$629,781

JNL/JPMorgan U.S. Government & Quality Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 3.5%
ACE Securities Corp. REMIC, 0.35%, 02/25/31 (i)	$180	$156
AH Mortgage Advance Trust, 2.23%, 05/10/43 (r)	3,073	3,085
Banc of America Commercial Mortgage Inc. REMIC, 6.62%, 03/11/32 (i) (q)	1,909	1,949
Commercial Mortgage Pass-Through Certificates Interest Only REMIC, 2.14%, 08/15/45 (i)	18,018	2,279
CompuCredit Acquired Portfolio Voltage Master Trust, 0.39%, 09/17/18 (i) (q)	137	133
Conseco Financial Corp. REMIC, 7.07%, 01/15/29	66	72

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Countrywide Alternative Loan Trust REMIC
0.43%, 07/20/46 (i)	969	460
0.41%, 12/20/46 (i)	1,249	769
Countrywide Home Equity Loan Trust, 0.51%, 02/15/34 (i)	482	329
Credit Suisse First Boston Mortgage Securities Corp. REMIC, 6.00%, 09/25/34	972	1,000
FDIC Structured Sale Guaranteed Notes, 1.84%, 04/25/31 (r)	2,966	3,012
IndyMac Seconds Asset Backed Trust REMIC, 0.48%, 06/25/36 (i) (q)	898	161
LB-UBS Commercial Mortgage Trust REMIC, 5.35%, 11/15/38	2,520	2,910
MASTR Adjustable Rate Mortgages Trust REMIC, 2.47%, 02/25/34 (i)	637	602
Morgan Stanley Capital I REMIC, 4.05%, 07/15/49	1,697	1,915
Morgan Stanley Mortgage Loan Trust REMIC, 2.83%, 10/25/34 (i)	525	518
NCUA Guaranteed Notes REMIC, 1.60%, 10/29/20	2,005	2,048
Nomura Asset Acceptance Corp. REMIC, 6.50%, 03/25/34 (r)	4,209	4,251
Provident Funding Mortgage Loan Trust REMIC, 2.98%, 10/25/35 (i)	341	325
Residential Funding Mortgage Securities I REMIC, 5.50%, 02/25/35	3,432	3,475
SACO I Inc. REMIC, 0.48%, 06/25/36 (i) (q)	272	151
Springleaf Mortgage Loan Trust REMIC, 4.05%, 01/25/58 (i) (r)	3,141	3,231
Structured Asset Mortgage Investments Inc. REMIC, 0.43%, 08/25/36 (i)	1,227	763
UBS-BAMLL Trust, 3.66%, 06/10/30 (r)	4,560	4,912
Vendee Mortgage Trust REMIC, 6.75%, 02/15/31	2,365	2,856
Wells Fargo Mortgage Backed Securities Trust REMIC
5.50%, 04/25/22	2,134	2,208
6.00%, 06/25/37	648	624
Wells Fargo Re-REMIC Trust, 1.75%, 08/20/21 (f)	6,570	6,545
Wells Fargo-RBS Commercial Mortgage Trust, 4.38%, 03/15/44 (r)	4,750	5,433

Total Non-U.S. Government Agency Asset-Backed Securities (cost $56,358)		56,172

CORPORATE BONDS AND NOTES - 2.4%

CONSUMER STAPLES - 0.1%
Kimberly-Clark Corp., 2.40%, 03/01/22 (e)	700	712
PepsiCo Inc., 3.00%, 08/25/21	782	830
		1,542
ENERGY - 0.1%
Occidental Petroleum Corp., 3.13%, 02/15/22	666	716
Phillips 66, 4.30%, 04/01/22 (r)	912	999
		1,715
FINANCIALS - 1.6%
Bank of America Corp., 5.70%, 01/24/22	1,490	1,750
Bank of New York Mellon Corp., 3.55%, 09/23/21	3,850	4,178
Berkshire Hathaway Inc., 3.40%, 01/31/22 (e)	1,619	1,730
Citigroup Inc., 4.50%, 01/14/22	3,028	3,325
Goldman Sachs Group Inc., 5.75%, 01/24/22 (e)	840	968
PNC Funding Corp., 2.70%, 09/19/16	1,400	1,492
Toyota Motor Credit Corp., 3.40%, 09/15/21	5,500	5,960
U.S. Bancorp, 3.00%, 03/15/22	1,715	1,795
Wells Fargo & Co., 1.50%, 07/01/15	4,639	4,717
		25,915
INDUSTRIALS - 0.1%
ABB Finance USA Inc., 2.88%, 05/08/22	571	590
Lockheed Martin Corp., 3.35%, 09/15/21	984	1,040
		1,630
INFORMATION TECHNOLOGY - 0.2%
Hewlett-Packard Co., 4.05%, 09/15/22 (e)	1,935	1,958
Intel Corp., 3.30%, 10/01/21 (e)	1,279	1,389
		3,347
TELECOMMUNICATION SERVICES - 0.1%
Nippon Telegraph & Telephone Corp., 1.40%, 07/18/17	1,067	1,082

UTILITIES - 0.2%
Florida Power Corp., 3.10%, 08/15/21	1,203	1,276
Virginia Electric and Power Co., 2.95%, 01/15/22 (e)	870	922
		2,198
Total Corporate Bonds and Notes (cost $35,058)		37,429

GOVERNMENT AND AGENCY OBLIGATIONS - 90.1%

GOVERNMENT SECURITIES - 39.3%
Federal Farm Credit Bank - 1.1% (w)
Federal Farm Credit Bank
5.30%, 12/23/24	6,800	8,777
5.75%, 12/07/28	7,000	9,497
		18,274
Federal Home Loan Bank - 1.1% (w)
Federal Home Loan Bank
4.88%, 05/17/17	10,000	11,925
5.25%, 12/11/20	4,500	5,759
		17,684
Federal National Mortgage Association - 3.8% (w)
Federal National Mortgage Association
5.41%, 10/09/19	29,000	25,511
REMIC, 2.50%, 01/25/42	24,918	25,591
Federal National Mortgage Association Principal Only, 0.00%, 11/15/20 - 03/23/28 (j)	13,000	9,972
		61,074
Sovereign - 3.8%
Financing Corp. Fico, 2.89%, 04/05/19	5,000	4,520
Israel Government Aid Bond
0.00%, 09/15/19 (j)	20,000	17,968
5.26%, 11/01/21	10,000	8,288
Province of Saskatchewan Canada, 9.38%, 12/15/20	1,500	2,265
Residual Funding
2.90%, 10/15/19	3,800	3,449
0.00%, 07/15/20 - 01/15/30 (j)	12,410	9,403
Tennessee Valley Authority Generic Strip
2.79%, 01/15/21	7,368	6,242
0.00%, 07/15/21 (j)	7,119	5,926
1.44%, 07/15/37	6,000	2,444
		60,505
Treasury Inflation Index Securities - 1.9%
U.S. Treasury Inflation Indexed Note
1.38%, 07/15/18 (n)	15,937	18,681
2.00%, 01/15/26 (n)	5,979	7,856
2.38%, 01/15/27 (n)	2,283	3,152
		29,689

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
U.S. Treasury Securities - 27.6%
U.S. Treasury Bond
8.13%, 08/15/21 (e)	25,000	21,792
5.25%, 11/15/28 - 02/15/29	30,000	42,016
5.38%, 02/15/31	33,000	47,731
U.S. Treasury Note
0.25%, 05/15/15	15,000	14,985
2.00%, 04/30/16 - 02/15/22	100,000	104,950
4.63%, 02/15/17	22,000	25,889
0.63%, 05/31/17	25,000	25,062
4.75%, 08/15/17	17,000	20,384
3.38%, 11/15/19	50,000	57,969
2.63%, 08/15/20 - 11/15/20	55,000	60,768
1.75%, 05/15/22	20,000	20,281
		441,827
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 50.8%
Federal Home Loan Mortgage Corp. - 20.1%
Federal Home Loan Mortgage Corp.
6.50%, 08/01/13	1	1
8.00%, 07/01/20	11	12
6.00%, 11/01/28	170	190
7.00%, 04/01/29 - 08/01/32	166	197
5.00%, 08/01/33 - 12/01/34	2,910	3,255
5.25%, 12/01/35 (i)	2,257	2,398
3.05%, 01/01/37 (i)	209	224
5.50%, 07/01/38	19,032	20,740
4.50%, 10/01/40	2,580	2,830
REMIC, 5.00%, 12/15/32 - 08/15/39	86,516	94,424
REMIC, 5.50%, 10/15/34 - 07/15/40	53,293	59,808
REMIC, 4.50%, 06/15/18 - 07/15/34	35,135	38,792
REMIC, 4.00%, 07/15/23 - 12/15/40	29,111	32,389
REMIC, 3.50%, 02/15/26 - 06/15/26	35,400	38,434
REMIC, 3.00%, 04/15/31	23,841	24,780
REMIC, 6.00%, 07/15/37	2,000	2,397
		320,871
Federal National Mortgage Association - 24.4%
Federal National Mortgage Association
12.50%, 09/20/15 - 01/15/16	2	2
12.00%, 01/01/16 - 01/15/16	9	10
5.00%, 02/01/19 - 11/01/40	47,431	53,068
11.50%, 09/01/19	—	—
10.50%, 08/01/20	2	3
3.27%, 01/01/22	9,900	10,892
4.00%, 02/01/25 - 09/01/25	14,214	15,208
6.50%, 03/01/26 - 03/01/36	1,208	1,376
7.00%, 05/01/26 - 01/01/30	18	22
8.00%, 11/01/29 - 03/01/31	102	126
6.00%, 02/01/31 - 12/01/36	18,548	20,942
7.50%, 02/01/31	9	11
5.50%, 02/01/35 - 10/01/36	11,334	12,673
REMIC, 5.00%, 05/25/18 - 09/25/39	27,358	30,298
REMIC, 4.00%, 01/25/19 - 05/25/38	83,311	91,369
REMIC, 4.50%, 04/25/23 - 12/25/40	56,291	61,247
REMIC, 3.50%, 01/25/32 - 07/25/33	11,118	11,932
REMIC, 5.50%, 12/25/34 - 11/25/35	28,283	31,270
REMIC, 0.00%, 04/25/36 (j)	4,540	4,270
REMIC, 6.00%, 02/25/37 (i)	7,602	8,463
REMIC, 11.10%, 02/25/40 (i)	522	593
REMIC, 7.50%, 12/25/41	8,300	9,621
REMIC, 3.00%, 04/25/42	14,677	15,230
REMIC, 5.75%, 06/25/42	2,082	2,311
REMIC, 4.68%, 06/25/43	5,114	5,589
REMIC, 6.00%, 12/25/49	2,074	2,376
REMIC, Interest Only, 6.33%, 10/25/27 (i)	17,802	1,165
		390,067
Government National Mortgage Association - 6.3%
Government National Mortgage Association
6.00%, 04/15/29 - 01/15/36	2,704	3,084
REMIC, 4.00%, 09/16/24 - 11/20/38	20,000	22,246
REMIC, 6.50%, 06/20/28 - 06/16/31	3,298	3,788
REMIC, 5.00%, 09/20/32 - 05/20/40	19,551	22,386
REMIC, 5.50%, 03/20/33 - 02/16/38	16,289	18,299
REMIC, 6.00%, 12/16/33	3,376	3,943
REMIC, 3.00%, 04/20/39	8,737	9,226
REMIC, 4.50%, 06/20/39	10,000	11,390
Interest Only REMIC, 6.50%, 11/20/34	44	—
Interest Only REMIC, 6.18%, 05/16/38 (i)	5,835	1,358
Interest Only REMIC, 5.91%, 07/20/41 (i)	32,857	4,890
		100,610
Total Government and Agency Obligations (cost $1,319,815)		1,440,601

SHORT TERM INVESTMENTS - 4.5%

Investment Company - 3.6%
JNL Money Market Fund, 0.06% (a) (h)	58,156	58,156

Securities Lending Collateral - 0.9%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	13,976	13,976

Total Short Term Investments (cost $72,132)		72,132

Total Investments - 100.5% (cost $1,483,363)		1,606,334
Other Assets and Liabilities, Net - (0.5%)		(8,051)
Total Net Assets - 100.0%		$1,598,283

JNL/Lazard Emerging Markets Fund

COMMON STOCKS - 97.4%

CONSUMER DISCRETIONARY - 6.7%
CFAO SA	204	$9,760
Cia Hering	23	518
Corp GEO SAB de CV (c)	549	674
Daphne International Holdings Ltd. (e)	1,056	1,058
Grupo Televisa SA - GDR	559	13,147
Hyundai Mobis	82	22,931
Kia Motors Corp.	21	1,326
Mando Corp.	8	1,156
MRV Engenharia e Participacoes SA	183	1,086
Sands China Ltd.	332	1,228
Truworths International Ltd.	1,440	16,280
Woolworths Holdings Ltd.	1,052	7,682
Woongjin Coway Co. Ltd.	386	10,680
		87,526
CONSUMER STAPLES - 12.3%
British American Tobacco Plc	497	9,806
Cia de Bebidas das Americas - ADR (e)	401	15,350
CP ALL PCL	7,384	8,492
Eastern Tobacco	193	2,815
Hite Jinro Co. Ltd.	108	2,370
Kimberly-Clark de Mexico SAB de CV	4,408	10,527
KT&G Corp.	280	21,340
Magnit OJSC - GDR (r)	290	9,860
Massmart Holdings Ltd.	59	1,180
Natura Cosmeticos SA	644	17,442
Oriflame Cosmetics SA - SDR (e)	220	7,526
Shoprite Holdings Ltd.	1,336	26,999
Souza Cruz SA	1,033	13,843
Tiger Brands Ltd.	380	12,479

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
X5 Retail Group NV - GDR	45	959
		160,988
ENERGY - 7.1%
Alliance Oil Co. Ltd. - SDR (c)	100	794
Banpu PCL	30	386
CNOOC Ltd.	6,116	12,418
Eurasia Drilling Co. Ltd. - GDR	52	1,713
Gazprom OAO - ADR	716	7,220
Gazprom OAO - ADR	917	9,242
Gazprom OAO - ADR	1	12
Lukoil OAO - ADR	3	197
Lukoil OAO - ADR	164	10,122
Oil & Gas Development Co. Ltd.	4,045	7,649
Pacific Rubiales Energy Corp.	497	11,882
Pakistan Petroleum Ltd.	5,080	9,421
Petroleo Brasileiro SA - ADR	63	1,397
PT Tambang Batubara Bukit Asam Tbk	2,932	4,946
PTT Exploration & Production PCL	1,462	7,703
TMK OAO - GDR	61	936
TMK OAO - GDR	20	300
YPF SA - ADR	453	5,894
		92,232
FINANCIALS - 26.4%
Agricultural Bank of China (e)	4,110	1,590
Akbank T.A.S.	3,253	12,855
Banco Bradesco SA - ADR	59	940
Banco do Brasil SA	3,450	42,207
BanColombia SA - ADR	20	1,188
Bank Mandiri Persero Tbk PT	22,305	19,033
Bank of India	1,291	7,599
Bank Rakyat Indonesia Persero Tbk PT	1,777	1,378
China Construction Bank Corp.	56,205	38,764
Commercial International Bank	1,865	10,705
Grupo Financiero Banorte SAB de CV	310	1,752
ICICI Bank Ltd. - ADR	47	1,887
KB Financial Group Inc.	578	20,490
Korea Life Insurance Co. Ltd.	2,529	17,533
Nedbank Group Ltd.	573	12,638
OTP Bank Rt (e)	949	16,766
Ping an Insurance Group Co. of China Ltd. (e)	191	1,429
Punjab National Bank Ltd.	1,091	17,337
Sanlam Ltd.	2,406	10,870
Sberbank of Russia - ADR	3,418	40,276
Shinhan Financial Group Co. Ltd.	809	27,494
Standard Bank Group Ltd.	899	11,417
Turkiye Is Bankasi SA	8,995	28,272
		344,420
HEALTH CARE - 0.1%
Genomma Lab Internacional SAB de CV (c) (e)	680	1,315

INDUSTRIALS - 8.7%
Barloworld Ltd.	136	1,178
Bharat Heavy Electricals Ltd.	2,630	12,284
Bidvest Group Ltd.	774	19,145
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (e)	1,166	1,313
China State Construction International Holdings Ltd. (e)	1,578	1,844
Cia de Concessoes Rodoviarias	1,869	16,633
Globaltrans Investment Plc - GDR	91	1,886
KOC Holding A/S	3,225	12,905
KOC Holding A/S - ADR	39	780
Murray & Roberts Holdings Ltd. (c)	2,784	7,396
Orascom Construction Industries	350	16,454
United Tractors Tbk PT	6,727	14,486
Weichai Power Co. Ltd. (e)	2,235	6,807
		113,111
INFORMATION TECHNOLOGY - 14.3%
AAC Technologies Holdings Inc.	384	1,381
Catcher Technology Co. Ltd.	232	1,087
Cielo SA	1,178	29,375
Cielo SA - ADR (e)	21	541
HON HAI Precision Industry Co. Ltd.	190	596
HON HAI Precision Industry Co. Ltd. - GDR	1,917	12,060
HTC Corp.	998	9,639
HTC Corp. - GDR	10	376
Infosys Technologies Ltd. - ADR (e)	130	6,286
MediaTek Inc.	901	9,486
Netease.com - ADR (c)	184	10,302
NHN Corp.	80	20,942
Samsung Electronics Co. Ltd.	31	37,765
Synnex Technology International Corp.	510	1,152
Taiwan Semiconductor Manufacturing Co. Ltd.	347	1,067
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	2,003	31,691
Tata Consultancy Services Ltd.	530	13,001
		186,747
MATERIALS - 9.6%
Cia Siderurgica Nacional SA - ADR (e)	1,047	5,894
First Quantum Minerals Ltd.	346	7,365
Freeport-McMoRan Copper & Gold Inc.	32	1,247
Grupo Mexico SAB de CV (e)	5,729	18,934
Huabao International Holdings Ltd. (e)	16,617	9,472
Jindal Steel & Power Ltd.	1,300	10,502
Kumba Resources Ltd.	70	1,359
Pretoria Portland Cement Co. Ltd.	2,504	8,705
Semen Gresik Persero Tbk PT	6,653	10,018
Siam Cement PCL	963	12,414
Uralkali - GDR	246	10,190
Uralkali - GDR	20	814
Vale SA - ADR	1,518	27,165
Vale SA - ADR	55	960
		125,039
TELECOMMUNICATION SERVICES - 12.1%
America Movil SAB de CV - ADR	693	17,618
China Mobile Ltd. - ADR (e)	473	26,162
Mobile Telesystems - ADR	1,264	22,150
Philippine Long Distance Telephone Co. - ADR	417	27,540
PT Telekomunikasi Indonesia - ADR	762	29,666
Turkcell Iletisim Hizmet A/S	4,016	24,494
Turkcell Iletisim Hizmet A/S - ADR (c)	49	735
Vodacom Group Ltd.	752	9,230
		157,595
UTILITIES - 0.1%
Companhia Energetica de Minas Gerais - ADR	123	1,491

Total Common Stocks (cost $1,271,170)		1,270,464

PREFERRED STOCKS - 0.1%

INDUSTRIALS - 0.1%
Marcopolo SA	204	1,179

Total Preferred Stocks (cost $1,013)		1,179

SHORT TERM INVESTMENTS - 6.1%

Investment Company - 2.8%
JNL Money Market Fund, 0.06% (a) (h)	36,160	36,160

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Securities Lending Collateral - 3.3%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	43,416	43,416

Total Short Term Investments (cost $79,576)		79,576

Total Investments - 103.6% (cost $1,351,759)		1,351,219
Other Assets and Liabilities, Net - (3.6%)		(46,793)
Total Net Assets - 100.0%		$1,304,426

JNL/Lazard Mid Cap Equity Fund

COMMON STOCKS - 96.7%

CONSUMER DISCRETIONARY - 15.7%
American Eagle Outfitters Inc.	53	$1,119
AutoZone Inc. (c)	12	4,338
Big Lots Inc. (c)	45	1,334
Darden Restaurants Inc. (e)	36	2,007
Hasbro Inc. (e)	60	2,294
Interpublic Group of Cos. Inc.	301	3,346
Lear Corp.	57	2,143
Macy’s Inc.	195	7,328
Marriott International Inc. - Class A	97	3,797
Newell Rubbermaid Inc.	152	2,900
Ross Stores Inc.	49	3,178
		33,784
CONSUMER STAPLES - 7.7%
HJ Heinz Co.	72	4,040
Molson Coors Brewing Co. - Class B	84	3,802
Ralcorp Holdings Inc. (c)	47	3,460
Sysco Corp.	168	5,263
		16,565
ENERGY - 6.4%
Cameron International Corp. (c)	57	3,213
EQT Corp.	41	2,407
Noble Energy Inc.	30	2,744
Rosetta Resources Inc. (c)	30	1,418
Rowan Cos. Plc - Class A (c)	119	4,026
		13,808
FINANCIALS - 14.0%
Ameriprise Financial Inc.	43	2,421
CBRE Group Inc. - Class A (c)	115	2,119
Duke Realty Corp.	108	1,590
East West Bancorp Inc.	160	3,373
Invesco Ltd.	102	2,554
Kilroy Realty Corp.	79	3,529
Macerich Co.	58	3,308
PartnerRe Ltd.	29	2,184
PS Business Parks Inc.	29	1,924
Regions Financial Corp.	245	1,766
Signature Bank (c)	46	3,092
Willis Group Holdings Plc	63	2,333
		30,193
HEALTH CARE - 14.6%
Aetna Inc.	69	2,744
Agilent Technologies Inc.	70	2,676
AmerisourceBergen Corp.	173	6,705
CareFusion Corp. (c)	133	3,787
Henry Schein Inc. (c)	35	2,766
Humana Inc.	19	1,333
Medicis Pharmaceutical Corp.	59	2,540
Vertex Pharmaceuticals Inc. (c)	52	2,904
Zimmer Holdings Inc.	89	6,005
		31,460
INDUSTRIALS - 11.0%
BE Aerospace Inc. (c)	52	2,172
Corrections Corp. of America	31	1,037
Dover Corp.	84	5,025
Joy Global Inc.	21	1,161
Landstar System Inc.	41	1,943
Parker Hannifin Corp.	58	4,856
Rockwell Collins Inc.	44	2,366
SPX Corp.	35	2,276
WESCO International Inc. (c) (e)	50	2,837
		23,673
INFORMATION TECHNOLOGY - 21.9%
Amdocs Ltd.	72	2,372
Autodesk Inc. (c)	101	3,384
Avago Technologies Ltd.	45	1,572
BMC Software Inc. (c)	163	6,742
F5 Networks Inc. (c)	33	3,434
Fidelity National Information Services Inc.	155	4,836
Gartner Inc. - Class A (c)	29	1,314
Intuit Inc.	88	5,175
Marvell Technology Group Ltd.	352	3,219
Microsemi Corp. (c)	96	1,921
NetApp Inc. (c)	123	4,028
Symantec Corp. (c)	111	2,003
TE Connectivity Ltd.	63	2,143
Vantiv Inc. - Class A (c)	76	1,642
Xilinx Inc.	99	3,301
		47,086
MATERIALS - 5.4%
Ball Corp.	95	4,024
Cliffs Natural Resources Inc. (e)	28	1,107
Eastman Chemical Co.	101	5,729
Walter Industries Inc.	24	773
		11,633
Total Common Stocks (cost $202,786)		208,202

PREFERRED STOCKS - 0.6%

INDUSTRIALS - 0.6%
Better Place (f) (q)	406	1,327

Total Preferred Stocks (cost $1,015)		1,327

SHORT TERM INVESTMENTS - 7.5%

Investment Company - 4.5%
JNL Money Market Fund, 0.06% (a) (h)	9,546	9,546

Securities Lending Collateral - 3.0%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	6,526	6,526

Total Short Term Investments (cost $16,072)		16,072

Total Investments - 104.8% (cost $219,873)		225,601
Other Assets and Liabilities, Net - (4.8%)		(10,266)
Total Net Assets - 100.0%		$215,335

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/M&G Global Basics Fund

COMMON STOCKS - 97.9%

CONSUMER DISCRETIONARY - 3.7%
Compagnie des Alpes	103	$1,928
Hongkong & Shanghai Hotels	5,065	5,987
Publicis Groupe	57	3,163
		11,078
CONSUMER STAPLES - 23.4%
Agrana Beteiligungs AG	69	7,841
Baron de Ley SA (c)	30	1,605
Colgate-Palmolive Co.	88	9,403
Elizabeth Arden Inc. (c)	120	5,678
Kerry Group Plc	179	9,141
Kirin Holdings Co. Ltd.	585	7,822
Marico Ltd.	600	2,271
Petra Foods Ltd.	635	1,268
PZ Cussons Plc	1,375	6,663
Suedzucker AG	113	4,007
Unilever Plc	219	8,002
Yakult Honsha Co. Ltd. (e)	145	6,875
		70,576
ENERGY - 9.3%
African Petroleum Corp. Ltd.	496	618
Aquila Resources Ltd. (c) (e)	1,245	3,305
BP Plc	266	1,875
Equatorial Resources Ltd. (c) (e)	361	679
Indus Gas Ltd. (c)	32	507
Santos Ltd.	743	8,714
Tap Oil Ltd. (c)	522	391
Tullow Oil Plc	544	12,064
		28,153
FINANCIALS - 3.5%
AMMB Holdings Bhd	5,095	10,585

HEALTH CARE - 6.9%
Ansell Ltd.	716	11,883
Genus Plc	108	2,634
GI Dynamics Inc. (c) (q)	1,279	949
Mesoblast Ltd. (c) (e)	543	3,754
Starpharma Holdings Ltd. (c) (e)	920	1,426
		20,646
INDUSTRIALS - 18.8%
DP World Ltd.	441	5,069
Fluor Corp.	176	9,888
Fraser and Neave Ltd. (e)	3,076	22,168
G4S Plc	3,157	13,562
United Parcel Service Inc.	40	2,849
United Technologies Corp.	43	3,327
		56,863
MATERIALS - 32.3%
AMCOL International Corp.	105	3,551
Cudeco Ltd. (c) (e)	544	2,586
Galaxy Resources Ltd. (c) (e)	1,042	638
Harry Winston Diamond Corp. (c)	126	1,492
Hochschild Mining Plc	729	5,729
Iluka Resources Ltd. (e)	758	7,750
Imerys SA	168	9,846
Ivanhoe Australia Ltd. (c) (e)	1,392	970
K+S AG	239	11,795
Monsanto Co.	137	12,452
OZ Minerals Ltd.	928	6,441
Panoramic Resources Ltd. (e)	368	205
Potash Corp of Saskatchewan Inc.	4	156
Resolute Mining Ltd.	1,343	2,690
Scotts Miracle-Gro Co. - Class A (e)	228	9,907
St. Barbara Ltd. (c) (e)	293	651
Symrise AG	500	16,961
Umicore	54	2,822
Uralkali - GDR	23	954
		97,596
Total Common Stocks (cost $280,149)		295,497

PREFERRED STOCKS - 0.1%

INDUSTRIALS - 0.1%
Villeroy & Boch AG (e)	38	365

Total Preferred Stocks (cost $291)		365

SHORT TERM INVESTMENTS - 9.5%

Investment Company - 1.5%
JNL Money Market Fund, 0.06% (a) (h)	4,479	4,479

Securities Lending Collateral - 8.0%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	24,237	24,237

Total Short Term Investments (cost $28,716)		28,716

Total Investments - 107.5% (cost $309,156)		324,578
Other Assets and Liabilities, Net - (7.5%)		(22,757)
Total Net Assets - 100.0%		$301,821

JNL/M&G Global Leaders Fund

COMMON STOCKS - 98.8%

CONSUMER DISCRETIONARY - 10.0%
Aaron’s Inc.	3	$96
Amer Sports Oyj (e)	32	412
CBS Corp.	15	530
Harley-Davidson Inc.	12	513
Lowe’s Cos. Inc.	24	720
Madison Square Garden Inc. - Class A (c)	8	330
MGM Resorts International (c)	19	202
Pioneer Corp. (c) (e)	100	246
Sega Sammy Holdings Inc.	30	558
Time Warner Cable Inc.	8	741
		4,348
CONSUMER STAPLES - 9.0%
CVS Caremark Corp.	13	620
Dr. Pepper Snapple Group Inc.	18	784
HJ Heinz Co.	12	688
Kobayashi Pharmaceutical Co. Ltd. (e)	7	357
Lawson Inc. (e)	5	415
Tesco Plc	87	467
Treasury Wine Estates Ltd.	111	579
		3,910
ENERGY - 7.8%
Anadarko Petroleum Corp.	12	825
China Petroleum & Chemical Corp.	614	570
Repsol YPF SA	38	732
Santos Ltd.	39	455
Talisman Energy Inc.	63	838
		3,420

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
FINANCIALS - 11.5%
AIA Group Ltd.	155	574
Citigroup Inc.	22	713
Intesa Sanpaolo SpA	362	552
Krung Thai Bank PCL	492	292
Krung Thai Bank PCL - NVDR	278	165
New World Development Ltd.	509	784
State Bank of India Ltd. - GDR	6	517
Wells Fargo & Co.	41	1,416
		5,013
HEALTH CARE - 14.4%
Eli Lilly & Co.	23	1,091
Haemonetics Corp. (c)	8	634
Merck KGaA	3	404
Myriad Genetics Inc. (c)	24	640
Novartis AG	18	1,096
Pfizer Inc.	48	1,185
Sanofi-Aventis SA	14	1,216
		6,266
INDUSTRIALS - 20.5%
ABM Industries Inc.	12	221
Bodycote Plc	53	334
Deutsche Lufthansa AG	43	579
Beam Inc. (c)	21	573
General Electric Co.	73	1,667
ITT Corp.	14	284
JGC Corp.	15	500
Nidec Corp. (e)	7	519
Noble Group Ltd.	541	580
Northrop Grumman Systems Corp.	8	531
Rheinmetall AG	8	388
Rolls-Royce Holdings Plc	23	319
Snap-On Inc.	11	776
Toyota Tsusho Corp. (e)	35	743
UTi Worldwide Inc.	31	424
Xylem Inc.	19	488
		8,926
INFORMATION TECHNOLOGY - 14.8%
Cisco Systems Inc.	27	513
eBay Inc. (c)	22	1,070
Hitachi Ltd.	138	766
Intel Corp.	19	438
Microsoft Corp.	28	828
Nomura Research Institute Ltd.	40	818
QUALCOMM Inc.	11	669
SAP AG	8	561
Yokogawa Electric Corp. (e)	68	784
		6,447
MATERIALS - 7.1%
Anglo American Plc	19	569
BASF SE	6	484
Newmont Mining Corp.	16	885
Solvay SA	4	428
SunCoke Energy Inc. (c)	34	553
Tikkurila Oyj	9	179
		3,098
TELECOMMUNICATION SERVICES - 2.5%
China Communication Services Corp. Ltd.	678	391
Vivendi SA	37	714
		1,105
UTILITIES - 1.2%
EDP - Energias do Brasil SA	86	541

Total Common Stocks (cost $40,178)		43,074

RIGHTS - 0.1%
Krung Thai Bank PCL (c) (f)	192	35

Total Rights (cost $0)		35

SHORT TERM INVESTMENTS - 7.8%
Investment Company - 1.6%
JNL Money Market Fund, 0.06% (a) (h)	711	711

Securities Lending Collateral - 6.2%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	2,721	2,721

Total Short Term Investments (cost $3,432)		3,432

Total Investments - 106.7% (cost $43,610)		46,541
Other Assets and Liabilities, Net - (6.7%)		(2,927)
Total Net Assets - 100.0%		$43,614

JNL/Mellon Capital Management 10 x 10 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Management Bond Index Fund (1.6%) (a)	2,279	$28,576
JNL/Mellon Capital Management International Index Fund (1.9%) (a)	2,535	29,555
JNL/Mellon Capital Management JNL 5 Fund (4.9%) (a)	16,543	158,647
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (3.4%) (a)	2,135	30,987
JNL/Mellon Capital Management S&P 500 Index Fund (2.1%) (a)	2,585	31,404
JNL/Mellon Capital Management Small Cap Index Fund (3.1%) (a)	2,361	31,092

Total Investment Companies (cost $245,794)		310,261

Total Investments - 100.0% (cost $245,794)		310,261
Other Assets and Liabilities, Net - (0.0%)		(21)
Total Net Assets - 100.0%		$310,240

JNL/Mellon Capital Management Index 5 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Mellon Capital Management Bond Index Fund (5.4%) (a)	7,807	$97,897
JNL/Mellon Capital Management International Index Fund (6.5%) (a)	8,684	101,253
JNL/Mellon Capital Management S&P 400 MidCap Index Fund (11.5%) (a)	7,316	106,158
JNL/Mellon Capital Management S&P 500 Index Fund (7.1%) (a)	8,855	107,589
JNL/Mellon Capital Management Small Cap Index Fund (10.8%) (a)	8,088	106,519

Total Investment Companies (cost $451,326)		519,416

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Total Investments - 100.0% (cost $451,326)		519,416
Other Assets and Liabilities, Net - (0.0%)		(31)
Total Net Assets - 100.0%		$519,385

JNL/Mellon Capital Management Emerging Markets Index Fund

COMMON STOCKS - 91.3%

CONSUMER DISCRETIONARY - 7.4%
Anhanguera Educacional Participacoes SA	12	$196
ANTA Sports Products Ltd. (e)	54	41
Arcelik A/S	23	125
Astra International Tbk PT	1,742	1,343
AviChina Industry & Technology Co. Ltd.	124	47
Bajaj Auto Ltd.	8	267
BEC World PCL	73	181
Belle International Holdings Ltd. (e)	403	728
Berjaya Sports Toto Bhd	54	76
Bosideng International Holdings Ltd.	200	56
Brilliance China Automotive Holdings Ltd. (c)	238	261
BYD Co. Ltd. (c) (e)	41	70
Cheng Shin Rubber Industry Co. Ltd.	167	438
China Motor Corp.	55	53
China ZhengTong Auto Services Holdings Ltd. (c) (e)	62	38
Cia Hering	12	268
Cyfrowy Polsat SA (c)	14	64
Dah Chong Hong Holdings Ltd.	98	89
Daphne International Holdings Ltd. (e)	76	76
Dongfeng Motor Group Co. Ltd.	224	260
El Puerto de Liverpool SAB de CV	19	171
Far Eastern Department Stores Co. Ltd.	84	90
Ford Otomotiv Sanayi A/S	6	66
Formosa International Hotels Corp.	1	14
Formosa Taffeta Co. Ltd.	58	56
Foschini Ltd.	19	289
Geely Automobile Holdings Ltd. (e)	305	115
Genting Bhd	171	487
Genting Malaysia Bhd	269	308
Giant Manufacturing Co. Ltd.	24	127
Golden Eagle Retail Group Ltd. (e)	52	101
GOME Electrical Appliances Holdings Ltd.	652	68
Great Wall Motor Co. Ltd.	87	227
Guangzhou Automobile Group Co. Ltd. (e)	164	107
Haier Electronics Group Co. Ltd. (c)	57	66
Hankook Tire Co. Ltd. (f)	8	289
Hengdeli Holdings Ltd. (e)	152	44
Hero Honda Motors Ltd.	3	113
Hotai Motor Co. Ltd.	17	121
Hyundai Department Store Co. Ltd.	1	202
Hyundai Mobis	6	1,670
Hyundai Motor Co.	13	3,019
Hyundai Wia Corp.	1	195
Imperial Holdings Ltd.	16	366
Intime Department Store Group Co. Ltd.	83	89
Jollibee Foods Corp.	27	65
Kangwon Land Inc.	7	166
Kia Motors Corp.	23	1,404
LG Display Co. Ltd. (c)	21	529
LG Electronics Inc.	9	564
Lojas Renner SA	10	342
Lotte Shopping Co. Ltd.	1	263
Mahindra & Mahindra Ltd.	26	422
Mando Corp.	1	136
Maruti Suzuki India Ltd.	4	100
Mr Price Group Ltd.	19	281
MRV Engenharia e Participacoes SA	30	180
Nan Kang Rubber Tire Co. Ltd.	49	69
Naspers Ltd.	34	2,132
Parkson Holdings Bhd	66	103
Parkson Retail Group Ltd. (e)	153	128
PDG Realty SA Empreendimentos e Participacoes	104	197
Pick n Pay Stores Ltd.	19	102
Pou Chen Corp.	181	185
Ruentex Industries Ltd.	31	74
S.A.C.I. Falabella	43	438
Steinhoff International Holdings Ltd. (c)	95	298
Tata Motors Ltd.	135	686
Titan Industries Ltd.	16	78
Truworths International Ltd.	37	416
Turkiye Sise ve Cam Fabrikalari A/S	53	73
TVN SA	5	10
UMW Holdings Bhd	52	171
Woolworths Holdings Ltd.	61	445
Woongjin Coway Co. Ltd.	4	120
Yulon Motor Co. Ltd.	74	148
Zee Entertainment Enterprises Ltd.	44	164
Zhongsheng Group Holdings Ltd. (e)	30	37
		23,603
CONSUMER STAPLES - 8.1%
Almacenes Exito SA	16	270
Amorepacific Corp.	—	279
AMOREPACIFIC Group	—	120
Anadolu Efes Biracilik Ve Malt Sanayii A/S	17	250
Arca Continental SAB de CV	26	182
Astra Agro Lestari Tbk PT	25	57
BIM Birlesik Magazalar A/S	10	408
British American Tobacco Plc	10	203
Cencosud SA	89	542
Charoen Pokphand Foods PCL	227	247
Charoen Pokphand Foods PCL - NVDR	63	68
Charoen Pokphand Indonesia Tbk PT	670	211
China Agri-Industries Holdings Ltd.	138	78
China Mengniu Dairy Co. Ltd.	110	329
China Resources Enterprise Ltd. (e)	112	373
China Yurun Food Group Ltd. (c) (e)	108	77
Cia Cervecerias Unidas SA	8	115
Cia de Bebidas das Americas	66	2,507
CJ CheilJedang Corp.	1	205
Coca-Cola Femsa SAB de CV	39	500
Coca-Cola Icecek A/S	5	85
Cosan SA Industria e Comercio	10	177
CP ALL PCL	360	414
CP ALL PCL - NVDR	45	52
Dabur India Ltd.	30	74
E-Mart Co. Ltd.	2	414
Eurocash SA	5	67
Felda Global Ventures Holdings Bhd	104	164
Fomento Economico Mexicano SAB de CV	171	1,576
Genting Plantations Bhd	16	49
Godrej Consumer Products Ltd.	8	102
Grupo Bimbo SAB de CV	138	345
Grupo Modelo SAB de CV	55	492
Gudang Garam Tbk PT	42	201
Hengan International Group Co. Ltd.	62	584
Hindustan Unilever Ltd.	77	796
Hypermarcas SA (c)	32	231
Indofood Sukses Makmur Tbk	357	210
ITC Ltd.	189	973
JBS SA (c)	30	97
Kernel Holding SA (c)	4	80

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Kimberly-Clark de Mexico SAB de CV	132	316
KT&G Corp.	9	718
LG Household & Health Care Ltd.	1	481
Lotte Confectionery Co. Ltd.	—	108
Magnit OAO - GDR	26	873
Massmart Holdings Ltd.	9	190
Natura Cosmeticos SA	14	387
Orion Corp.	—	262
Perdigao SA	56	965
PPB Group Bhd	42	165
President Chain Store Corp.	49	262
Raia Drogasil SA	17	191
San Miguel Corp.	36	96
Shinsegae Co. Ltd.	1	135
Shoprite Holdings Ltd.	38	758
Souza Cruz SA	32	432
Spar Group Ltd.	16	248
Standard Foods Corp.	19	51
Sun Art Retail Group Ltd. (e)	177	220
Tiger Brands Ltd.	14	468
Tingyi Cayman Islands Holding Corp.	172	516
Tsingtao Brewery Co. Ltd.	26	143
Uni-President China Holdings Ltd.	115	132
Uni-President Enterprises Corp.	359	635
Unilever Indonesia Tbk PT	124	337
United Spirits Ltd.	8	190
Universal Robina Corp.	79	132
Vina Concha y Toro SA	29	60
Wal-Mart de Mexico SAB de CV	453	1,275
Want Want China Holdings Ltd.	521	663
Wumart Stores Inc. (e)	56	83
		25,696
ENERGY - 11.3%
Adaro Energy Tbk PT	1,258	196
Banpu PCL	8	98
Banpu PCL - NVDR	3	35
Bharat Petroleum Corp. Ltd.	11	75
Bumi Armada Bhd	117	141
Bumi Resources Tbk PT	1,088	82
Cairn India Ltd. (c)	17	107
China Coal Energy Co. (e)	342	310
China Oilfield Services Ltd.	148	268
China Petroleum & Chemical Corp.	1,452	1,347
China Shenhua Energy Co. Ltd.	306	1,181
CNOOC Ltd.	1,566	3,180
Coal India Ltd.	41	280
Ecopetrol SA	432	1,272
Energy Development Corp.	534	78
Gazprom OAO - ADR	436	4,391
Gazprom OAO - ADR	36	363
Grupa Lotos SA (c)	4	43
GS Holdings Corp.	5	289
Indo Tambangraya Megah Tbk PT	35	153
IRPC PCL	813	112
Kunlun Energy Co. Ltd.	292	509
Lukoil OAO - ADR	4	242
Lukoil OAO - ADR	42	2,556
MOL Hungarian Oil and Gas Plc	4	300
NovaTek OAO - GDR	8	997
OGX Petroleo e Gas Participacoes SA (c)	116	355
Oil & Natural Gas Corp. Ltd.	67	358
PetroChina Co. Ltd.	1,863	2,409
Petroleo Brasileiro SA	261	2,990
Petronas Dagangan Bhd	24	173
Polskie Gornictwo Naftowe i Gazownictwo SA (c)	144	183
PT Tambang Batubara Bukit Asam Tbk	73	123
PTT Exploration & Production PCL	84	445
PTT Exploration & Production PCL - NVDR	10	52
PTT PCL	67	718
PTT PCL - NVDR	6	66
Reliance Industries Ltd.	116	1,843
Rosneft OAO - GDR	7	47
Rosneft OAO - GDR	106	717
S-Oil Corp.	4	358
Sapurakencana Petroleum Bhd	166	125
Sasol Ltd.	48	2,160
SK Energy Co. Ltd.	5	783
Surgutneftegaz - ADR	107	972
Tatneft - ADR	20	843
TMK OAO - GDR	11	163
Tupras Turkiye Petrol Rafine	10	239
Ultrapar Participacoes SA	28	625
Xinao Gas Holdings Ltd.	70	294
Yanzhou Coal Mining Co. Ltd. (e)	184	277
		35,923
FINANCIALS - 22.5%
Absa Group Ltd.	26	429
African Bank Investments Ltd.	61	244
Agile Property Holdings Ltd.	128	143
Agricultural Bank of China (e)	1,937	749
Akbank T.A.S.	157	620
Alliance Financial Group Bhd	92	122
AMMB Holdings Bhd	147	305
Asya Katilim Bankasi A/S (c)	56	62
Attijariwafa Bank	3	96
Axis Bank Ltd.	21	451
Ayala Corp.	14	142
Ayala Land Inc.	466	266
Banco de Chile	1,632	228
Banco de Credito e Inversiones	3	172
Banco do Brasil SA	50	617
Banco Santander Brasil SA	66	486
Banco Santander Chile	5,248	371
BanColombia SA	24	352
Bangkok Bank PCL	32	208
Bangkok Bank PCL - NVDR	81	507
Bank Central Asia Tbk PT	1,101	906
Bank Danamon Indonesia Tbk PT	286	186
Bank Handlowy w Warszawie SA	3	73
Bank Mandiri Persero Tbk PT	797	680
Bank Millennium SA (c)	44	53
Bank Negara Indonesia Persero Tbk PT	654	267
Bank of Ayudhya PCL	42	43
Bank of Ayudhya PCL - NVDR	103	104
Bank of Baroda	6	91
Bank of China Ltd.	6,635	2,512
Bank of Communications Co. Ltd.	587	396
Bank of India	8	47
Bank of the Philippine Islands	50	95
Bank Pekao SA	11	530
Bank Rakyat Indonesia Persero Tbk PT	950	736
BDO Unibank Inc. (c)	110	171
BM&F Bovespa SA	158	950
BR Malls Participacoes SA	34	472
BR Properties SA	16	209
Bradespar SA	19	256
BRE Bank SA (c)	1	142
BS Financial Group Inc.	14	150
Bumiputra-Commerce Holdings Bhd	407	997
Canara Bank	11	88
Capital Securities Corp.	180	68
Cathay Financial Holding Co. Ltd.	590	630
CETIP SA	19	247

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Chang Hwa Commercial Bank	384	207
China Citic Bank	656	309
China Construction Bank Corp.	6,322	4,360
China Development Financial Holding Corp. (c)	981	242
China Everbright Ltd.	70	87
China Life Insurance Co. Ltd. (c)	176	162
China Life Insurance Co. Ltd. - Class H	654	1,883
China Merchants Bank Co. Ltd.	346	578
China Minsheng Banking Corp. Ltd. (e)	451	354
China Overseas Land & Investment Ltd. (e)	354	892
China Pacific Insurance Group Co. Ltd.	174	522
China Resources Land Ltd.	184	403
China Taiping Insurance Holdings Co. Ltd. (c)	90	140
Chinatrust Financial Holding Co. Ltd.	1,003	603
Chongqing Rural Commercial Bank	193	76
CITIC Securities Co. Ltd.	44	77
Commercial International Bank	43	247
Compartamos SAB de CV	88	103
Corp. Financiera Colombiana SA	7	126
Corpbanca	7,456	90
Country Garden Holdings Co. (c)	394	153
Credicorp Ltd.	6	752
Cyrela Brazil Realty SA	28	240
Daewoo Securities Co. Ltd.	13	153
DGB Financial Group Inc.	11	143
Discovery Holdings Ltd.	27	182
DLF Ltd.	41	179
Dongbu Insurance Co. Ltd.	4	174
Douja Promotion Groupe Addoha SA	15	111
E. Sun Financial Holding Co. Ltd.	311	176
Egyptian Financial Group-Hermes Holding (c)	29	56
Egyptian Kuwaiti Holding Co. SAE	55	74
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	48	67
Evergrande Real Estate Group Ltd. (e)	493	193
Far East Horizon Ltd.	142	86
Farglory Land Development Co. Ltd.	32	60
First Financial Holding Co. Ltd.	595	367
FirstRand Ltd.	271	907
Franshion Properties China Ltd.	274	83
Fubon Financial Holding Co. Ltd.	522	564
Growthpoint Properties Ltd.	132	395
Grupo de Inversiones Suramericana SA	19	327
Grupo Financiero Banorte SAB de CV	160	903
Grupo Financiero Inbursa SA	177	499
Guangdong Investment Ltd.	240	190
Guangzhou R&F Properties Co. Ltd.	82	94
Haci Omer Sabanci Holding A/S	69	304
Hana Financial Group Inc.	20	614
HDFC Bank Ltd.	131	1,556
Highwealth Construction Corp.	40	67
Hong Leong Bank Bhd	48	211
Hong Leong Financial Group Bhd	22	84
Housing Development Finance Corp.	114	1,664
Hua Nan Financial Holdings Co. Ltd.	496	278
Hyundai Marine & Fire Insurance Co. Ltd.	6	177
Hyundai Securities Co. Ltd.	10	87
ICICI Bank Ltd.	39	775
Industrial & Commercial Bank of China	5,718	3,355
Industrial Bank of Korea	13	137
Infrastructure Development Finance Co. Ltd.	89	261
Investec Ltd.	25	152
Kasikornbank PCL	44	260
Kasikornbank PCL - NVDR	119	705
KB Financial Group Inc.	32	1,125
Komercni Banka A/S	1	264
Korea Exchange Bank	20	154
Korea Investment Holdings Co. Ltd.	3	112
Korea Life Insurance Co. Ltd.	16	108
Kotak Mahindra Bank Ltd.	25	310
Krung Thai Bank PCL	244	145
Krung Thai Bank PCL - NVDR	114	68
Liberty Holdings Ltd.	8	97
LIC Housing Finances Ltd.	24	130
Longfor Properties Co. Ltd.	117	179
LSR Group - GDR	29	134
Malayan Banking Bhd	296	870
Mega Financial Holdings Co. Ltd.	694	532
Metropolitan Bank & Trust Co.	33	74
Mirae Asset Securities Co. Ltd.	2	52
MMI Holdings Ltd.	70	177
Multiplan Empreendimentos Imobiliarios SA	7	212
National Societe Generale Bank SAE	11	81
Nedbank Group Ltd.	18	405
OTP Bank Rt	20	346
PICC Property & Casualty Co. Ltd. (e)	242	294
Ping an Insurance Group Co. of China Ltd. (e)	163	1,220
Poly Property Group Co. Ltd. (c) (e)	209	111
Porto Seguro SA	10	99
Power Finance Corp. Ltd.	28	100
Powszechna Kasa Oszczednosci Bank Polski SA	64	712
Powszechny Zaklad Ubezpieczen SA	5	534
Public Bank Bhd	91	428
Redefine Properties Ltd.	219	246
Reliance Capital Ltd.	8	61
Remgro Ltd.	37	648
RHB Capital Bhd	51	121
RMB Holdings Ltd.	62	276
RMI Holdings	65	167
Ruentex Development Co. Ltd.	54	102
Rural Electrification Corp. Ltd.	25	102
Samsung Card Co. Ltd.	4	150
Samsung Fire & Marine Insurance Co. Ltd.	3	637
Samsung Life Insurance Co. Ltd.	5	472
Samsung Securities Co. Ltd.	5	232
Sanlam Ltd.	158	712
Sberbank of Russia - ADR	200	2,352
Shimao Property Holdings Ltd. (e)	118	202
Shin Kong Financial Holding Co. Ltd. (c)	477	132
Shinhan Financial Group Co. Ltd.	37	1,248
Shriram Transport Finance Co. Ltd.	10	120
Shui On Land Ltd. (e)	325	122
Siam Commercial Bank PCL	114	623
Siam Commercial Bank PCL - NVDR	24	132
Sino-Ocean Land Holdings Ltd. (e)	268	151
SinoPac Financial Holdings Co. Ltd.	524	220
SM Investments Corp.	19	331
SM Prime Holdings Inc.	620	211
Soho China Ltd. (e)	155	95
SP Setia Berhad	60	71
Standard Bank Group Ltd.	102	1,295
State Bank of India Ltd.	11	481
Sul America SA	7	50
Taishin Financial Holding Co. Ltd.	655	251
Taiwan Business Bank (c)	284	85
Taiwan Cooperative Financial Holding	421	233
Talaat Moustafa Group (c)	87	78
Turkiye Garanti Bankasi A/S	194	812
Turkiye Halk Bankasi A/S	31	245
Turkiye Is Bankasi SA	138	433
Turkiye Vakiflar Bankasi T.A.O.	64	138
UEM Land Holdings Bhd (c)	133	73
Unitech Ltd. (c)	104	48
VTB Bank OJSC - GDR	116	388
VTB Bank OJSC - GDR	12	38
Woori Finance Holdings Co. Ltd.	31	303

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Woori Investment & Securities Co. Ltd.	10	100
Yapi ve Kredi Bankasi A/S (c)	83	197
Yuanta Financial Holding Co. Ltd.	653	342
Yuexiu Property Co. Ltd.	396	100
		71,644
HEALTH CARE - 1.2%
Amil Participacoes SA	10	124
Aspen Pharmacare Holdings Ltd.	23	397
Celltrion Inc.	9	217
Cipla Ltd.	34	244
Diagnosticos da America SA	18	108
Dr. Reddy’s Laboratories Ltd.	9	276
Gedeon Richter Rt	1	179
IHH Healthcare Bhd	194	203
Kalbe Farma Tbk PT	418	205
Life Healthcare Group Holdings Ltd.	85	326
Lupin Ltd.	12	136
Netcare Ltd.	79	171
Odontoprev SA	20	112
Piramal Healthcare Ltd.	6	56
Ranbaxy Laboratories Ltd. (c)	11	105
Shandong Weigao Group Medical Polymer Co. Ltd.	152	195
Shanghai Pharmaceuticals Holding Co. Ltd.	50	93
Sihuan Pharmaceutical Holdings Group Ltd.	150	54
Sinopharm Group Co. Ltd.	76	241
Sun Pharmaceutical Industries Ltd.	25	329
Yuhan Corp.	1	112
		3,883
INDUSTRIALS - 6.1%
Aboitiz Equity Ventures Inc.	169	197
Adani Enterprises Ltd.	15	56
Aditya Birla Nuvo Ltd.	4	66
Air China Ltd.	204	128
AirAsia Bhd	82	80
Airtac International Group	8	40
Alfa SAB de CV	242	451
All America Latina Logistica SA	37	150
Alliance Global Group Inc.	299	105
Barloworld Ltd.	22	189
Beijing Capital International Airport Co. Ltd.	178	119
Beijing Enterprises Holdings Ltd. (e)	44	289
Berjaya Corp. Bhd	189	38
Bharat Heavy Electricals Ltd.	56	261
Bidvest Group Ltd.	27	664
Changsha Zoomlion Heavy Industry Science and Technology Development Co. Ltd. (e)	109	122
China Airlines Ltd. (c)	257	107
China Communications Constructions Co. Ltd.	377	304
China COSCO Holdings Co. Ltd. (c) (e)	210	85
China Merchants Holdings International Co. Ltd.	96	294
China Railway Construction Corp. Ltd. (e)	161	143
China Railway Group Ltd.	313	136
China Rongsheng Heavy Industries Group Holdings Ltd. (e)	394	52
China Shipping Container Lines Co. Ltd. (c) (e)	236	48
China Shipping Development Co. Ltd.	82	34
China Southern Airlines Co. Ltd.	168	73
China State Construction International Holdings Ltd. (e)	152	178
Cia de Concessoes Rodoviarias	77	683
Citic Pacific Ltd. (e)	105	125
CJ Corp.	1	127
COSCO Pacific Ltd.	162	225
CSR Corp. Ltd. (e)	150	99
CTCI Corp.	53	121
Daelim Industrial Co. Ltd.	2	182
Daewoo Engineering & Construction Co. Ltd. (c)	11	101
Daewoo International Corp.	3	131
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	9	201
DMCI Holdings Inc.	84	117
Dongfang Electric Corp. Ltd.	17	23
Dongkuk Steel Mill Co. Ltd.	3	41
Doosan Corp.	1	91
Doosan Heavy Industries and Construction Co. Ltd.	5	232
Doosan Infracore Co. Ltd. (c)	10	165
EcoRodovias Infraestrutura e Logistica SA	14	118
Empresa Brasileira de Aeronautica SA	48	317
Empresas COPEC SA	38	567
Enka Insaat ve Sanayi A/S	25	63
Eva Airways Corp. (c)	139	81
Evergreen Marine Corp. Taiwan Ltd. (c)	107	56
Far Eastern New Century Corp	260	293
Fosun International Ltd.	110	52
Gamuda Berhad	152	170
GMR Infrastructure Ltd. (c)	144	68
Grupo Aeroportuario del PacifiCo SAB de CV	25	105
Grupo Carso SAB de CV	45	154
GS Engineering & Construction Corp.	3	213
Hiwin Technologies Corp.	13	92
Hyundai Development Co.	5	93
Hyundai Engineering & Construction Co. Ltd.	6	374
Hyundai Glovis Co. Ltd.	1	251
Hyundai Heavy Industries	4	813
Hyundai Merchant Marine Co. Ltd. (c)	4	101
Hyundai Mipo Dockyard Co. Ltd.	1	99
IJM Corp. Bhd	99	152
International Container Terminal Services Inc.	51	86
Jaiprakash Associates Ltd.	79	123
Jasa Marga Persero Tbk PT	198	120
Jiangsu Expressway Co. Ltd.	127	105
KCC Corp.	—	89
KOC Holding A/S	53	213
Korea Aerospace Industries Ltd.	3	66
Korean Air Lines Co. Ltd. (c)	3	138
Lan Airlines SA	24	598
Larsen & Toubro Ltd.	19	563
Localiza Rent a Car SA	10	175
LS Corp.	1	118
LS Corp.	1	62
Malaysia Airports Holdings Bhd	35	64
Malaysia Marine and Heavy Engineering Holdings Bhd	35	55
Metallurgical Corp. of China Ltd. (c) (e)	236	46
MISC Bhd	88	122
MMC Corp. Bhd	70	63
Multiplus SA	5	100
Mundra Port and Special Economic Zone Ltd.	44	106
Obrascon Huarte Lain Brasil SA	10	92
Orascom Construction Industries	8	384
Reunert Ltd.	14	114
S1 Corp.	1	72
Samsung C&T Corp.	11	643
Samsung Engineering Co. Ltd.	3	437
Samsung Heavy Industries Co. Ltd.	14	473
Samsung Techwin Co. Ltd.	3	168
Sany Heavy Equipment International Holdings Co. Ltd.	72	39
Shanghai Electric Group Co. Ltd.	226	80
Shanghai Industrial Holdings Ltd. (e)	48	142

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Siemens Ltd.	4	58
Sime Darby Bhd	244	782
SK Holdings Co. Ltd.	2	307
SK Networks Co. Ltd.	11	103
Taiwan Glass Industrial Corp.	108	110
TAV Havalimanlari Holding A/S	13	66
Teco Electric and Machinery Co. Ltd.	161	111
Turk Hava Yollari AO (c)	39	82
U-Ming Marine Transport Corp.	36	57
United Tractors Tbk PT	162	348
Walsin Lihwa Corp. (c)	352	123
Wan Hai Lines Ltd. (c)	103	58
Weichai Power Co. Ltd. (e)	38	117
Yang Ming Marine Transport Corp. (c)	75	31
Zhejiang Expressway Co. Ltd.	136	95
Zhuzhou CSR Times Electric Co. Ltd.	38	97
		19,506
INFORMATION TECHNOLOGY - 13.0%
Acer Inc. (c)	221	216
Advanced Semiconductor Engineering Inc.	556	426
Advantech Co. Ltd.	19	69
Asseco Poland SA	8	109
Asustek Computer Inc.	59	639
AU Optronics Corp. (c)	644	230
Catcher Technology Co. Ltd.	43	199
Cheng Uei Precision Industry Co. Ltd.	26	63
Chicony Electronics Co. Ltd.	32	75
Chimei Innolux Corp. (c)	498	180
Cielo SA	25	631
Clevo Co.	35	52
Compal Electronics Inc.	352	315
Delta Electronics Inc.	156	602
E. Ink Holdings Inc.	46	50
Epistar Corp.	70	149
Everlight Electronics Co. Ltd.	29	47
Foxconn Technology Co. Ltd.	68	263
HCL Technologies Ltd.	5	56
HON HAI Precision Industry Co. Ltd.	876	2,741
HTC Corp.	63	608
Hynix Semiconductor Inc. (c)	46	935
Infosys Technologies Ltd.	38	1,831
Inotera Memories Inc. (c)	152	26
Inventec Co. Ltd.	267	105
Kinsus Interconnect Technology Corp.	19	56
Largan Precision Co. Ltd.	9	185
Lenovo Group Ltd. (e)	562	463
LG Innotek Co. Ltd. (c)	1	52
Lite-On Technology Corp.	179	230
Macronix International Co., Ltd.	374	124
MediaTek Inc.	98	1,037
Motech Industries Inc. (c)	30	31
MStar Semiconductor Inc.	20	160
Nan Ya Printed Circuit Board Corp.	5	8
NCSoft Corp.	1	278
NHN Corp.	4	915
Novatek Microelectronics Corp.	41	148
Pegatron Corp.	123	159
Phison Electronics Corp.	11	88
Powertech Technology Inc.	61	117
Quanta Computer Inc.	218	578
Radiant Opto-Electronics Corp.	34	147
Realtek Semiconductor Corp.	30	60
Richtek Technology Corp.	11	66
Samsung Electro-Mechanics Co. Ltd.	5	450
Samsung Electronics Co. Ltd.	10	11,610
Samsung SDI Co.	3	437
Satyam Computer Services Ltd. (c)	44	92
Siliconware Precision Industries Co.	250	277
Simplo Technology Co. Ltd.	25	147
Sino-American Silicon Products Inc.	26	35
SK C&C Co. Ltd.	2	183
Synnex Technology International Corp.	103	233
Taiwan Semiconductor Manufacturing Co. Ltd.	2,150	6,615
Tata Consultancy Services Ltd.	42	1,025
Tencent Holdings Ltd.	89	3,006
Totvs SA	9	180
TPK Holding Co. Ltd.	18	235
Transcend Information Inc.	21	57
Tripod Technology Corp.	35	86
Unimicron Technology Corp.	92	109
United Microelectronics Corp.	1,138	471
Wintek Corp. (c)	156	81
Wipro Ltd.	40	287
Wistron Corp.	196	235
WPG Holdings Co. Ltd.	122	162
Zhen Ding Technology Holding Ltd.	16	49
		41,581
MATERIALS - 10.9%
ACC Ltd.	5	144
African Rainbow Minerals Ltd.	11	215
Aluminum Corp. of China Ltd. (c) (e)	314	128
Ambuja Cements Ltd.	50	192
Angang Steel Co. Ltd. (c) (e)	76	39
Anglo Platinum Ltd. (e)	6	290
AngloGold Ashanti Ltd.	33	1,145
Anhui Conch Cement Co. Ltd. (e)	103	317
ArcelorMittal South Africa Ltd. (c)	14	69
Asia Cement Corp.	171	215
Asian Paints Ltd.	3	199
Assore Ltd.	3	135
Aveng Ltd.	36	136
BBMG Corp.	74	56
CAP SA	7	248
Cementos Argos SA	39	171
Cemex SAB de CV (e)	908	755
Cheil Industries Inc.	4	390
China Blue Chemical Ltd.	156	92
China National Building Material Co. Ltd. (e)	250	274
China Petrochemical Development Corp.	110	93
China Resources Cement Holdings Ltd. (e)	212	122
China Shanshui Cement Group Ltd.	140	90
China Steel Corp.	967	881
China Zhongwang Holdings Ltd. (c)	141	54
Cia de Minas Buenaventura SA - ADR	16	627
Cia Siderurgica Nacional SA	68	385
Duratex SA	20	133
Empresas COPEC SA	90	355
Eregli Demir ve Celik Fabrikalari TAS	96	118
Eternal Chemical Co. Ltd.	81	69
Feng Hsin Iron & Steel Co.	44	76
Fibria Celulose SA (c)	20	181
Formosa Chemicals & Fibre Corp.	281	753
Formosa Petrochemical Corp.	100	300
Formosa Plastics Corp.	341	972
Fushan International Energy Group Ltd.	264	71
Gold Fields Ltd.	62	789
Grupo Mexico SAB de CV	341	1,129
Hanwha Chem Corp.	7	127
Hanwha Corp.	3	101
Harmony Gold Mining Co. Ltd	32	264
Hindalco Industries Ltd.	83	189
Honam Petrochemical Corp.	1	287
Huabao International Holdings Ltd. (e)	207	118
Hyosung Corp.	2	106

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Hyundai Hysco	3	134
Hyundai Steel Co.	5	359
Impala Platinum Holdings Ltd.	46	766
Indorama Ventures PCL	100	93
Industrias Penoles SAB de CV	13	628
International Nickel Indonesia Tbk PT	351	108
Inversiones Argos SA	24	260
IOI Corp.	282	459
Jastrzebska Spolka Weglowa SA	2	66
Jiangxi Copper Co. Ltd.	126	316
Jindal Steel & Power Ltd.	35	282
JSW Steel Ltd.	5	69
KGHM Polska Miedz SA	12	555
Kingboard Chemical Holdings Ltd. (e)	49	117
Korea Kumho Petrochemical	1	143
Korea Zinc Co. Ltd.	1	325
Koza Altin Isletmeleri A/S	3	59
KP Chemical Corp.	4	43
Kuala Lumpur Kepong Bhd	45	327
Kumba Iron Ore Ltd. (e)	7	427
Kumba Resources Ltd.	12	223
Lafarge Malayan Cement Bhd	27	78
LCY Chemical Corp.	32	46
Lee & Man Paper Manufacturing Ltd.	133	58
LG Chem Ltd.	9	480
LG Chem Ltd.	4	1,183
Mechel OAO - ADR (e)	14	101
Mexichem SAB de CV	67	318
Minera Frisco SAB de CV (c) (e)	52	220
MMG Ltd. (c)	212	81
MMC Norilsk Nickel - ADR	42	666
MMX Mineracao e Metalicos SA (c)	13	33
Nan Ya Plastics Corp.	407	814
Nine Dragons Paper Holdings Ltd. (e)	185	92
Northam Platinum Ltd.	26	95
Novolipetsk Steel OJSC - GDR	6	118
OCI Co. Ltd.	1	214
Petronas Chemicals Group Bhd	255	533
Polski Koncern Naftowy ORLEN SA (c)	29	412
POSCO Inc.	6	1,883
Pretoria Portland Cement Co. Ltd.	51	176
PT Indocement Tunggal Prakarsa Tbk	134	283
PTT Global Chemical PCL	119	244
PTT Global Chemical PCL - NVDR	24	49
Sappi Ltd. (c)	47	134
Semen Gresik Persero Tbk PT	246	370
Sesa Goa Ltd.	30	97
Severstal OAO - GDR	14	177
Severstal OAO - GDR	4	51
Siam Cement PCL	8	101
Siam Cement PCL - NVDR	35	390
Sinopec Shanghai Petrochemical Co. Ltd.	160	41
Southern Copper Corp.	15	529
Sterlite Industries India Ltd.	106	200
Synthos SA	41	73
Taiwan Cement Corp.	286	353
Taiwan Fertilizer Co. Ltd.	62	168
Tata Steel Ltd.	27	201
Thai Oil PCL	78	165
TSRC Corp.	54	120
Tung Ho Steel Enterprise Corp.	69	71
Ultratech Cement Ltd.	6	219
United Phosphorus Ltd.	23	57
Uralkali - GDR	24	980
Vale SA	116	2,065
Volcan Cia Minera SAA	169	190
Yingde Gases (e)	102	90
Zhaojin Mining Industry Co. Ltd.	84	151
Zijin Mining Group Co. Ltd.	552	221
		34,750
TELECOMMUNICATION SERVICES - 7.7%
Advanced Info Service PCL	64	445
Advanced Info Service PCL - NVDR	17	118
America Movil SAB de CV	3,412	4,347
Axiata Group Bhd	211	448
Bharti Airtel Ltd.	49	245
China Communication Services Corp. Ltd.	202	117
China Mobile Ltd.	527	5,839
China Telecom Corp. Ltd.	1,202	695
China Unicom Hong Kong Ltd.	410	668
Chunghwa Telecom Co. Ltd.	336	1,073
DiGi.Com Bhd	269	463
ENTEL Chile SA	11	236
Far EasTone Telecommunications Co. Ltd.	125	308
Globe Telecom Inc.	2	61
Idea Cellular Ltd. (c)	48	77
Indonesian Satellite Corp.	99	55
KT Corp. - ADR	6	88
LG Telecom Ltd.	17	109
Magyar Telekom Telecommunications Plc	53	101
Maroc Telecom	7	78
Maxis Bhd	191	432
Mobile Telesystems - ADR	50	867
MTN Group Ltd.	148	2,856
Oi SA	15	73
Orascom Telecom Holding SAE (c)	238	148
Philippine Long Distance Telephone Co.	4	272
Reliance Communications Ltd.	35	42
Rostelecom OJSC - ADR (e)	16	416
Sistema JSFC - GDR	16	336
SK Telecom Co. Ltd.	1	91
SK Telecom Co. Ltd. - ADR	1	14
Taiwan Mobile Co. Ltd.	149	542
Telecom Egypt Co.	32	75
Telefonica O2 Czech Republic A/S	10	195
Telekom Malaysia Bhd	89	179
Telekomunikacja Polska SA	59	305
Telekomunikasi Indonesia Tbk PT	864	848
Tim Participacoes SA	76	291
Turk Telekomunikasyon A/S	40	158
Turkcell Iletisim Hizmet A/S	63	384
Vodacom Group Ltd.	31	382
XL Axiata Tbk PT	117	81
ZTE Corp. (e)	68	109
		24,667
UTILITIES - 3.1%
Aboitiz Power Corp.	200	161
AES Gener SA	269	163
Aguas Andinas SA - Class A	219	147
Centrais Eletricas Brasileiras SA	22	131
CEZ A/S	15	574
China Gas Holdings Ltd.	244	133
China Longyuan Power Group Corp. (e)	191	125
China Resources Gas Group Ltd.	76	155
China Resources Power Holdings Co. Ltd.	166	363
Cia de Saneamento Basico do Estado de Sao Paulo	10	423
Cia de Saneamento de Minas Gerais	6	132
Cia Energetica de Minas Gerais	43	518
Colbun SA (c)	728	205
CPFL Energia SA	23	254
Datang International Power Generation Co. Ltd.	260	87
E-CL SA	39	96

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
EDP - Energias do Brasil SA	21	129
Empresa Nacional de Electricidad SA	307	496
Enea SA	9	48
Enersis SA	1,147	374
Federal Hydrogenerating Co. JSC - ADR	126	329
GAIL India Ltd.	37	265
GCL-Poly Energy Holdings Ltd. (e)	618	94
Glow Energy PCL	42	91
Huaneng Power International Inc. (e)	256	194
Interconexion Electrica SA	33	181
Isagen SA ESP	60	83
Korea Electric Power Corp. (c)	23	571
Korea Gas Corp.	2	159
Light SA	5	59
Manila Electric Co.	17	105
MPX Energia SA (c)	9	50
NTPC Ltd.	55	177
Perusahaan Gas Negara PT	913	392
Petronas Gas Bhd	52	323
PGE SA	71	409
Power Grid Corp. of India Ltd.	97	222
Reliance Infrastructure Ltd.	7	69
Reliance Power Ltd. (c)	47	88
Tata Power Co. Ltd.	88	179
Tauron Polska Energia SA	106	162
Tenaga Nasional Bhd	248	551
Tractebel Energia SA	13	210
YTL Corp. Bhd	397	223
YTL Power International Bhd	268	145
		10,045
Total Common Stocks (cost $289,119)		291,298

PREFERRED STOCKS - 6.8%

CONSUMER DISCRETIONARY - 0.5%
Grupo Televisa SA	222	1,046
Hyundai Motor Co.	4	246
Hyundai Motor Co.	3	162
Lojas Americanas SA	35	272
		1,726
CONSUMER STAPLES - 0.1%
Cia Brasileira de Distribuicao Grupo Pao de Acucar	8	352

ENERGY - 1.3%
Petroleo Brasileiro SA	366	4,032

FINANCIALS - 2.4%
Banco Bradesco SA	167	2,684
Banco Davivienda SA	6	76
Banco do Estado do Rio Grande do Sul	15	127
BanColombia SA	27	407
Grupo Aval Acciones y Valores	113	76
Grupo de Inversiones Suramericana SA	6	118
Itau Unibanco Holding SA	200	3,023
Itausa - Investimentos Itau SA	226	1,006
		7,517
INDUSTRIALS - 0.0%
Marcopolo SA	21	120

INFORMATION TECHNOLOGY - 0.4%
Samsung Electronics Co. Ltd.	2	1,248

MATERIALS - 1.6%
Braskem SA	11	79
Gerdau SA	74	700
Inversiones Argos SA	12	128
Klabin SA	44	231
LG Chem Ltd.	1	47
Metalurgica Gerdau SA	25	300
Sociedad Quimica y Minera de Chile SA	7	457
Usinas Siderurgicas de Minas Gerais SA	37	187
Vale SA	173	3,009
		5,138
TELECOMMUNICATION SERVICES - 0.3%
Oi SA	79	316
Telefonica Brasil SA	26	558
		874
UTILITIES - 0.2%
AES Tiete SA	7	82
Centrais Eletricas Brasileiras SA	21	187
Cia de Transmissao de Energia Electrica Paulista	3	47
Cia Energetica de Sao Paulo	12	127
Cia Paranaense de Energia	8	132
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	11	102
		677
Total Preferred Stocks (cost $24,587)		21,684

RIGHTS - 0.0%
Krung Thai Bank PCL (c) (f)	61	11

Total Rights (cost $0)		11

WARRANTS - 0.0%
YTL Corp. Bhd (c) (f)	26	13

Total Warrants (cost $0)		13

INVESTMENT COMPANIES - 0.2%
Vanguard Emerging Markets Vipers	14	581

Total Investment Companies (cost $582)		581

SHORT TERM INVESTMENTS - 3.3%
Investment Company - 1.1%
JNL Money Market Fund, 0.06% (a) (h)	3,455	3,455

Securities Lending Collateral - 2.1%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	6,692	6,692

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.11%, 12/20/12 (o)	$240	240

Total Short Term Investments (cost $10,387)		10,387

Total Investments - 101.6% (cost $324,675)		323,974
Other Assets and Liabilities, Net - (1.6%)		(4,967)
Total Net Assets - 100.0%		$319,007

JNL/Mellon Capital Management European 30 Fund

COMMON STOCKS - 100.0%

CONSUMER DISCRETIONARY - 1.9%
OPAP SA	115	$589

CONSUMER STAPLES - 6.7%
Colruyt SA (e)	27	1,174
Tesco Plc	162	871
		2,045

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
ENERGY - 8.7%
BP Plc	143	1,007
Royal Dutch Shell Plc	28	957
SBM Offshore NV (c)	49	702
		2,666
FINANCIALS - 20.8%
Danske Bank A/S (c)	80	1,440
DnB NOR ASA	104	1,278
Hannover Rueckversicherung AG	20	1,310
Klepierre	36	1,250
Zurich Financial Services AG	5	1,122
		6,400
HEALTH CARE - 19.2%
Actelion Ltd.	30	1,480
AstraZeneca Plc	22	1,057
Novartis AG	18	1,090
Roche Holding AG	6	1,124
Smith & Nephew Plc	105	1,161
		5,912
INDUSTRIALS - 4.0%
Balfour Beatty Plc	249	1,222

INFORMATION TECHNOLOGY - 2.7%
Neopost SA (e)	15	833

MATERIALS - 9.4%
Anglo American Plc	28	810
BHP Billiton Plc	35	1,095
Rio Tinto Plc	21	985
		2,890
TELECOMMUNICATION SERVICES - 16.2%
France Telecom SA	65	782
Koninklijke KPN NV	85	646
Mobistar SA	19	610
Swisscom AG	3	1,082
TDC A/S	126	922
Vivendi SA	48	932
		4,974
UTILITIES - 10.4%
Enel SpA	249	883
RWE AG	29	1,293
Snam Rete Gas SpA	231	1,026
		3,202
Total Common Stocks (cost $33,149)		30,733

SHORT TERM INVESTMENTS - 6.1%
Securities Lending Collateral - 6.1%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	1,885	1,885

Total Short Term Investments (cost $1,885)		1,885

Total Investments - 106.1% (cost $35,034)		32,618
Other Assets and Liabilities, Net - (6.1%)		(1,868)
Total Net Assets - 100.0%		$30,750

JNL/Mellon Capital Management Pacific Rim 30 Fund

COMMON STOCKS - 98.1%

CONSUMER DISCRETIONARY - 4.3%
USS Co. Ltd.	39	$4,149

CONSUMER STAPLES - 15.6%
FamilyMart Co. Ltd.	88	4,316
Metcash Ltd.	859	3,143
Nippon Meat Packers Inc. (e)	286	3,669
Woolworths Ltd.	138	4,113
		15,241
FINANCIALS - 46.4%
Australia & New Zealand Banking Group Ltd.	94	2,410
Bank of Yokohama Ltd.	410	1,949
Bendigo and Adelaide Bank Ltd. (e)	236	1,878
China Bank Ltd.	301	1,750
Goodman Group	1,216	4,970
Hang Seng Bank Ltd. (e)	167	2,557
Insurance Australia Group Ltd.	1,163	5,245
Mitsubishi UFJ Financial Group Inc.	455	2,131
National Australia Bank Ltd.	83	2,180
QBE Insurance Group Ltd. (e)	268	3,583
Resona Holdings Inc.	441	1,804
Stockland	1,087	3,749
Sumitomo Mitsui Financial Group Inc.	70	2,179
Suncorp Group Ltd.	414	3,946
Suruga Bank Ltd. (e)	218	2,468
Westpac Banking Corp.	95	2,443
		45,242
INDUSTRIALS - 7.6%
East Japan Railway Co.	56	3,691
Toll Holdings Ltd. (e)	822	3,736
		7,427
MATERIALS - 9.0%
Air Water Inc.	277	3,389
Sims Metal Management Ltd. (e)	272	2,686
Taiyo Nippon Sanso Corp. (e)	505	2,654
		8,729
TELECOMMUNICATION SERVICES - 10.9%
Nippon Telegraph & Telephone Corp.	69	3,279
NTT DoCoMo Inc. (e)	2	3,094
Telstra Corp. Ltd.	1,041	4,220
		10,593
UTILITIES - 4.3%
Tokyo Gas Co. Ltd.	772	4,244

Total Common Stocks (cost $91,598)		95,625

INVESTMENT COMPANIES - 0.7%
Vanguard Pacific Vipers	13	656

Total Investment Companies (cost $675)		656

SHORT TERM INVESTMENTS - 16.7%
Investment Company - 0.0%
JNL Money Market Fund, 0.06% (a) (h)	24	24

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Securities Lending Collateral - 16.7%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	16,257	16,257

Total Short Term Investments (cost $16,281)		16,281

Total Investments - 115.5% (cost $108,554)		112,562
Other Assets and Liabilities, Net - (15.5%)		(15,131)
Total Net Assets - 100.0%		$97,431

JNL/Mellon Capital Management S&P 500 Index Fund

COMMON STOCKS - 97.1%

CONSUMER DISCRETIONARY - 10.7%
Abercrombie & Fitch Co. - Class A	10	$326
Amazon.com Inc. (c)	41	10,490
Apollo Group Inc. - Class A (c)	12	363
AutoNation Inc. (c) (e)	4	181
AutoZone Inc. (c)	4	1,591
Bed Bath & Beyond Inc. (c)	26	1,639
Best Buy Co. Inc.	31	529
Big Lots Inc. (c)	7	212
BorgWarner Inc. (c)	13	882
Cablevision Systems Corp. - Class A	22	350
Carmax Inc. (c) (e)	27	750
Carnival Corp.	50	1,818
CBS Corp. - Class B	67	2,443
Chipotle Mexican Grill Inc. (c)	4	1,160
Coach Inc.	32	1,799
Comcast Corp. - Class A	305	10,915
D.R. Horton Inc.	30	628
Darden Restaurants Inc. (e)	14	794
DeVry Inc. (e)	6	134
DIRECTV (c)	72	3,766
Discovery Communications Inc. - Class A (c)	29	1,703
Dollar Tree Inc. (c)	27	1,281
Expedia Inc.	10	602
Family Dollar Stores Inc.	11	734
Ford Motor Co.	436	4,297
Fossil Inc. (c)	6	515
GameStop Corp. - Class A (e)	14	285
Gannett Co. Inc.	27	475
Gap Inc.	34	1,211
Genuine Parts Co. (e)	18	1,070
Goodyear Tire & Rubber Co. (c)	27	327
H&R Block Inc.	31	542
Harley-Davidson Inc.	26	1,114
Harman International Industries Inc.	8	367
Hasbro Inc. (e)	13	495
Home Depot Inc.	172	10,379
International Game Technology	31	411
Interpublic Group of Cos. Inc.	47	520
J.C. Penney Co. Inc. (e)	16	393
Johnson Controls Inc.	78	2,148
Kohl’s Corp.	24	1,248
Leggett & Platt Inc. (e)	16	408
Lennar Corp. - Class A (e)	18	615
Limited Brands Inc.	27	1,352
Lowe’s Cos. Inc.	130	3,943
Macy’s Inc.	46	1,739
Marriott International Inc. - Class A	29	1,124
Mattel Inc. (e)	38	1,355
McDonald’s Corp.	115	10,552
McGraw-Hill Cos. Inc.	31	1,711
NetFlix Inc. (c) (e)	6	320
Newell Rubbermaid Inc.	34	643
News Corp. - Class A	232	5,702
Nike Inc. - Class B	42	3,988
Nordstrom Inc.	18	996
O’Reilly Automotive Inc. (c)	14	1,135
Omnicom Group Inc.	31	1,574
Priceline.com Inc. (c)	6	3,525
Pulte Homes Inc. (c)	39	605
Ralph Lauren Corp. - Class A	7	1,079
Ross Stores Inc.	25	1,630
Scripps Networks Interactive Inc. - Class A	10	619
Staples Inc. (e)	75	862
Starbucks Corp.	87	4,407
Starwood Hotels & Resorts Worldwide Inc.	23	1,312
Target Corp.	75	4,748
Tiffany & Co.	14	845
Time Warner Cable Inc.	35	3,308
Time Warner Inc.	108	4,914
TJX Cos. Inc.	84	3,770
TripAdvisor Inc. (c)	12	400
Urban Outfitters Inc. (c)	12	447
VF Corp.	10	1,611
Viacom Inc. - Class B	54	2,872
Walt Disney Co.	205	10,698
Washington Post Co. - Class B (e)	—	179
Whirlpool Corp.	9	716
Wyndham Worldwide Corp.	16	851
Wynn Resorts Ltd.	9	1,014
Yum! Brands Inc.	52	3,458
		161,914
CONSUMER STAPLES - 10.5%
Altria Group Inc.	232	7,745
Archer-Daniels-Midland Co.	74	1,999
Avon Products Inc.	50	800
Beam Inc.	18	1,020
Brown-Forman Corp. - Class B	17	1,095
Campbell Soup Co. (e)	20	698
Clorox Co.	15	1,054
Coca-Cola Co.	441	16,740
Coca-Cola Enterprises Inc.	33	1,020
Colgate-Palmolive Co.	51	5,458
ConAgra Foods Inc.	46	1,257
Constellation Brands Inc. - Class A (c)	17	553
Costco Wholesale Corp.	49	4,945
CVS Caremark Corp.	145	7,031
Dean Foods Co. (c)	22	353
Dr. Pepper Snapple Group Inc.	24	1,061
Estee Lauder Cos. Inc. - Class A	27	1,648
General Mills Inc.	74	2,957
Hershey Co.	17	1,200
HJ Heinz Co.	37	2,055
Hormel Foods Corp.	15	440
JM Smucker Co.	13	1,083
Kellogg Co.	28	1,467
Kimberly-Clark Corp.	45	3,873
Kroger Co.	62	1,464
Lorillard Inc.	15	1,697
McCormick & Co. Inc.	15	952
Mead Johnson Nutrition Co.	23	1,671
Molson Coors Brewing Co. - Class B	18	802
Mondelez International Inc. - Class A	202	8,372
Monster Beverage Corp. (c)	17	930
PepsiCo Inc.	177	12,558

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Philip Morris International Inc.	192	17,282
Procter & Gamble Co.	314	21,772
Reynolds American Inc.	37	1,607
Safeway Inc. (e)	26	420
Sysco Corp.	67	2,104
Tyson Foods Inc. - Class A	31	493
Wal-Mart Stores Inc.	192	14,141
Walgreen Co.	98	3,572
Whole Foods Market Inc.	19	1,866
		159,255
ENERGY - 11.0%
Alpha Natural Resources Inc. (c)	23	153
Anadarko Petroleum Corp.	57	3,994
Apache Corp.	45	3,867
Baker Hughes Inc.	50	2,279
Cabot Oil & Gas Corp. - Class A	23	1,051
Cameron International Corp. (c)	28	1,587
Chesapeake Energy Corp. (e)	60	1,125
Chevron Corp.	224	26,062
ConocoPhillips	139	7,924
Consol Energy Inc.	26	793
Denbury Resources Inc. (c)	44	717
Devon Energy Corp.	42	2,564
Diamond Offshore Drilling Inc. (e)	7	487
Ensco Plc - Class A	27	1,456
EOG Resources Inc.	31	3,460
EQT Corp.	17	1,020
Exxon Mobil Corp.	526	48,091
FMC Technologies Inc. (c)	26	1,221
Halliburton Co.	106	3,574
Helmerich & Payne Inc.	12	584
Hess Corp.	34	1,829
Kinder Morgan Inc.	65	2,323
Marathon Oil Corp.	81	2,389
Marathon Petroleum Corp.	38	2,080
Murphy Oil Corp.	21	1,150
Nabors Industries Ltd. (c)	33	467
National Oilwell Varco Inc.	49	3,905
Newfield Exploration Co. (c)	15	484
Noble Corp.	28	1,008
Noble Energy Inc.	20	1,892
Occidental Petroleum Corp.	92	7,953
Peabody Energy Corp.	31	690
Phillips 66	72	3,326
Pioneer Natural Resources Co.	14	1,482
QEP Resources Inc.	20	628
Range Resources Corp.	18	1,254
Rowan Cos. Plc - Class A (c)	13	455
Schlumberger Ltd.	151	10,946
Southwestern Energy Co. (c)	39	1,359
Spectra Energy Corp.	73	2,142
Sunoco Inc.	12	541
Tesoro Corp.	16	681
Valero Energy Corp.	63	2,005
Williams Cos. Inc.	72	2,510
WPX Energy Inc. (c)	24	390
		165,898
FINANCIALS - 14.2%
ACE Ltd.	39	2,933
AFLAC Inc.	54	2,568
Allstate Corp.	56	2,202
American Express Co.	113	6,402
American International Group Inc. (c)	133	4,370
American Tower Corp.	45	3,228
Ameriprise Financial Inc.	24	1,364
Aon Plc - Class A	37	1,935
Apartment Investment & Management Co. - Class A	16	424
Assurant Inc.	9	344
AvalonBay Communities Inc.	11	1,471
Bank of America Corp.	1,229	10,852
Bank of New York Mellon Corp. (a)	133	3,006
BB&T Corp.	80	2,655
Berkshire Hathaway Inc. - Class B (c)	209	18,436
BlackRock Inc.	15	2,613
Boston Properties Inc.	17	1,863
Capital One Financial Corp.	66	3,787
CBRE Group Inc. - Class A (c)	37	672
Charles Schwab Corp.	126	1,610
Chubb Corp.	30	2,325
Cincinnati Financial Corp.	17	650
Citigroup Inc.	334	10,942
CME Group Inc.	35	1,981
Comerica Inc.	21	644
Discover Financial Services	59	2,352
E*Trade Financial Corp. (c)	28	249
Equity Residential (e)	34	1,935
Federated Investors Inc. - Class B (e)	9	185
Fifth Third Bancorp	106	1,638
First Horizon National Corp.	25	244
Franklin Resources Inc.	16	1,940
Genworth Financial Inc. - Class A (c)	54	282
Goldman Sachs Group Inc.	51	5,849
Hartford Financial Services Group Inc. (e)	48	931
HCP Inc.	49	2,191
Health Care REIT Inc.	29	1,673
Host Hotels & Resorts Inc.	81	1,295
Hudson City Bancorp Inc.	58	459
Huntington Bancshares Inc.	100	689
IntercontinentalExchange Inc. (c)	8	1,091
Invesco Ltd.	51	1,282
JPMorgan Chase & Co.	433	17,528
KeyCorp	109	954
Kimco Realty Corp.	47	954
Legg Mason Inc.	14	349
Leucadia National Corp.	21	477
Lincoln National Corp.	32	786
Loews Corp.	36	1,483
M&T Bank Corp. (e)	14	1,329
Marsh & McLennan Cos. Inc.	62	2,118
MetLife Inc.	121	4,184
Moody’s Corp.	22	960
Morgan Stanley	156	2,614
NASDAQ OMX Group Inc.	14	333
Northern Trust Corp.	25	1,149
NYSE Euronext	28	694
People’s United Financial Inc.	40	488
Plum Creek Timber Co. Inc. (e)	18	787
PNC Financial Services Group Inc.	61	3,819
Principal Financial Group Inc. (e)	33	882
Progressive Corp.	63	1,315
ProLogis Inc.	52	1,804
Prudential Financial Inc.	53	2,907
Public Storage	17	2,299
Regions Financial Corp.	156	1,127
Simon Property Group Inc.	35	5,259
SLM Corp.	53	840
State Street Corp.	55	2,304
SunTrust Banks Inc.	60	1,701
T. Rowe Price Group Inc.	29	1,845
Torchmark Corp.	11	576
Travelers Cos. Inc.	43	2,959
U.S. Bancorp	216	7,419
Unum Group	31	598

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Ventas Inc.	34	2,109
Vornado Realty Trust	19	1,548
Wells Fargo & Co.	560	19,333
Weyerhaeuser Co.	60	1,575
XL Group Plc	35	851
Zions Bancorp	20	418
		214,237
HEALTH CARE - 11.7%
Abbott Laboratories	179	12,268
Aetna Inc.	39	1,541
Agilent Technologies Inc.	39	1,497
Alexion Pharmaceuticals Inc. (c)	22	2,530
Allergan Inc.	35	3,222
AmerisourceBergen Corp.	28	1,087
Amgen Inc.	88	7,417
Baxter International Inc.	63	3,770
Becton Dickinson & Co.	22	1,755
Biogen Idec Inc. (c)	27	4,031
Boston Scientific Corp. (c)	164	942
Bristol-Myers Squibb Co.	192	6,469
Cardinal Health Inc.	38	1,484
CareFusion Corp. (c)	25	717
Celgene Corp. (c)	49	3,747
Cerner Corp. (c)	16	1,248
CIGNA Corp.	32	1,525
Coventry Health Care Inc.	16	658
Covidien Plc	55	3,264
CR Bard Inc.	9	975
DaVita Inc. (c)	10	1,001
Dentsply International Inc.	16	616
Edwards Lifesciences Corp. (c)	13	1,380
Eli Lilly & Co.	117	5,529
Express Scripts Holding Co. (c)	93	5,801
Forest Laboratories Inc. (c)	27	946
Gilead Sciences Inc. (c)	86	5,730
Hospira Inc. (c)	19	631
Humana Inc.	18	1,284
Intuitive Surgical Inc. (c)	5	2,269
Johnson & Johnson	314	21,652
Laboratory Corp. of America Holdings (c)	11	995
Life Technologies Corp. (c)	20	990
McKesson Corp.	27	2,327
Medtronic Inc.	116	4,988
Merck & Co. Inc.	347	15,658
Mylan Inc. (c)	47	1,150
Patterson Cos. Inc.	9	314
PerkinElmer Inc.	13	380
Perrigo Co.	10	1,199
Pfizer Inc.	851	21,155
Quest Diagnostics Inc.	18	1,133
St. Jude Medical Inc.	35	1,477
Stryker Corp.	33	1,824
Tenet Healthcare Corp. (c)	47	293
Thermo Fisher Scientific Inc.	42	2,464
UnitedHealth Group Inc.	118	6,532
Varian Medical Systems Inc. (c)	13	775
Waters Corp. (c)	10	822
Watson Pharmaceuticals Inc. (c)	14	1,220
WellPoint Inc.	37	2,141
Zimmer Holdings Inc.	20	1,360
		176,183
INDUSTRIALS - 9.5%
3M Co.	73	6,709
Avery Dennison Corp.	12	384
Boeing Co.	76	5,325
Caterpillar Inc.	75	6,415
CH Robinson Worldwide Inc.	18	1,057
Cintas Corp.	12	498
Cooper Industries Plc	18	1,381
CSX Corp.	119	2,472
Cummins Inc.	20	1,842
Danaher Corp.	67	3,684
Deere & Co.	44	3,652
Dover Corp.	20	1,206
Dun & Bradstreet Corp.	6	440
Eaton Corp. (e)	39	1,832
Emerson Electric Co.	83	4,013
Equifax Inc.	13	598
Expeditors International Washington Inc.	24	886
Fastenal Co.	31	1,312
FedEx Corp.	33	2,789
Flowserve Corp.	6	733
Fluor Corp.	19	1,051
General Dynamics Corp.	37	2,477
General Electric Co.	1,203	27,325
Honeywell International Inc.	89	5,326
Illinois Tool Works Inc.	49	2,902
Ingersoll-Rand Plc	34	1,501
Iron Mountain Inc.	18	609
Jacobs Engineering Group Inc. (c)	15	596
Joy Global Inc.	12	690
L-3 Communications Holdings Inc.	11	789
Lockheed Martin Corp.	31	2,879
Masco Corp.	42	626
Norfolk Southern Corp.	36	2,310
Northrop Grumman Systems Corp.	28	1,885
PACCAR Inc.	40	1,598
Pall Corp.	13	815
Parker Hannifin Corp.	17	1,416
Pitney Bowes Inc. (e)	23	323
Precision Castparts Corp.	17	2,719
Quanta Services Inc. (c)	23	564
Raytheon Co.	37	2,127
Republic Services Inc. - Class A	34	929
Robert Half International Inc.	16	425
Rockwell Automation Inc.	16	1,117
Rockwell Collins Inc.	16	870
Roper Industries Inc.	11	1,239
RR Donnelley & Sons Co. (e)	18	191
Ryder System Inc. (e)	5	193
Snap-On Inc. (e)	7	474
Southwest Airlines Co.	87	762
Stanley Black & Decker Inc.	19	1,426
Stericycle Inc. (c) (e)	9	853
Textron Inc.	31	812
Tyco International Ltd.	53	2,959
Union Pacific Corp.	54	6,417
United Parcel Service Inc. - Class B	82	5,903
United Technologies Corp.	96	7,494
Waste Management Inc.	49	1,577
WW Grainger Inc.	7	1,401
Xylem Inc.	20	504
		143,302
INFORMATION TECHNOLOGY - 19.5%
Accenture Plc	73	5,079
Adobe Systems Inc. (c)	56	1,832
Advanced Micro Devices Inc. (c) (e)	63	211
Akamai Technologies Inc. (c)	19	742
Altera Corp.	36	1,208
Amphenol Corp. - Class A	18	1,063
Analog Devices Inc.	34	1,349
Apple Inc.	107	71,251
Applied Materials Inc.	139	1,553

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Autodesk Inc. (c)	25	834
Automatic Data Processing Inc.	55	3,252
BMC Software Inc. (c)	18	747
Broadcom Corp. - Class A	59	2,040
CA Inc.	38	985
Cisco Systems Inc.	603	11,516
Citrix Systems Inc. (c)	21	1,595
Cognizant Technology Solutions Corp. - Class A (c)	33	2,337
Computer Sciences Corp.	17	532
Corning Inc.	169	2,228
Dell Inc.	163	1,606
eBay Inc. (c)	132	6,409
Electronic Arts Inc. (c)	37	469
EMC Corp. (c)	240	6,533
F5 Networks Inc. (c)	9	957
Fidelity National Information Services Inc.	28	870
First Solar Inc. (c) (e)	6	136
Fiserv Inc. (c)	16	1,159
FLIR Systems Inc.	15	306
Google Inc. - Class A (c)	30	22,778
Harris Corp.	12	622
Hewlett-Packard Co.	225	3,835
Intel Corp.	570	12,937
International Business Machines Corp.	122	25,395
Intuit Inc.	31	1,833
Jabil Circuit Inc.	21	388
JDS Uniphase Corp. (c)	26	323
Juniper Networks Inc. (c)	60	1,022
KLA-Tencor Corp.	19	920
Lam Research Corp. (c)	21	679
Lexmark International Inc. - Class A (e)	8	168
Linear Technology Corp.	26	817
LSI Corp. (c)	58	401
MasterCard Inc. - Class A	12	5,533
Microchip Technology Inc. (e)	22	736
Micron Technology Inc. (c)	110	656
Microsoft Corp.	860	25,604
Molex Inc. (e)	15	407
Motorola Solutions Inc.	33	1,653
NetApp Inc. (c)	41	1,339
Nvidia Corp. (c)	69	916
Oracle Corp.	434	13,673
Paychex Inc.	36	1,187
QUALCOMM Inc.	194	12,137
Red Hat Inc. (c)	22	1,226
SAIC Inc.	31	376
Salesforce.com Inc. (c)	14	2,205
SanDisk Corp. (c)	27	1,190
Seagate Technology	40	1,238
Symantec Corp. (c)	79	1,417
TE Connectivity Ltd.	48	1,626
Teradata Corp. (c)	19	1,428
Teradyne Inc. (c)	21	301
Texas Instruments Inc.	130	3,584
Total System Services Inc.	18	422
VeriSign Inc. (c)	18	865
Visa Inc. - Class A	60	8,008
Western Digital Corp.	25	973
Western Union Co.	69	1,264
Xerox Corp.	145	1,064
Xilinx Inc.	29	977
Yahoo! Inc. (c)	119	1,896
		294,818
MATERIALS - 3.4%
Air Products & Chemicals Inc.	24	1,957
Airgas Inc.	8	648
Alcoa Inc.	118	1,042
Allegheny Technologies Inc.	11	351
Ball Corp.	18	743
Bemis Co. Inc.	12	379
CF Industries Holdings Inc.	7	1,634
Cliffs Natural Resources Inc. (e)	15	599
Dow Chemical Co.	137	3,966
E.I. du Pont de Nemours & Co.	106	5,341
Eastman Chemical Co.	17	976
Ecolab Inc.	30	1,932
FMC Corp.	16	880
Freeport-McMoRan Copper & Gold Inc.	108	4,293
International Flavors & Fragrances Inc.	10	567
International Paper Co.	49	1,777
LyondellBasell Industries NV	39	2,011
MeadWestvaco Corp.	20	602
Monsanto Co.	61	5,540
Mosaic Co.	31	1,799
Newmont Mining Corp.	57	3,180
Nucor Corp.	36	1,360
Owens-Illinois Inc. (c)	18	338
PPG Industries Inc. (e)	18	2,011
Praxair Inc.	34	3,542
Sealed Air Corp. (e)	21	318
Sherwin-Williams Co.	10	1,416
Sigma-Aldrich Corp.	13	962
Titanium Metals Corp. (e)	11	144
United States Steel Corp.	15	292
Vulcan Materials Co.	15	712
		51,312
TELECOMMUNICATION SERVICES - 3.2%
AT&T Inc.	657	24,785
CenturyLink Inc.	71	2,879
Crown Castle International Corp. (c)	34	2,154
Frontier Communications Corp. (e)	115	564
MetroPCS Communications Inc. (c)	35	410
Sprint Nextel Corp. (c)	335	1,849
Verizon Communications Inc.	325	14,800
Windstream Corp. (e)	68	691
		48,132
UTILITIES - 3.4%
AES Corp.	71	782
AGL Resources Inc.	13	549
Ameren Corp.	28	918
American Electric Power Co. Inc.	56	2,441
CenterPoint Energy Inc.	48	1,015
CMS Energy Corp.	29	676
Consolidated Edison Inc.	33	1,958
Dominion Resources Inc.	66	3,472
DTE Energy Co. (e)	19	1,146
Duke Energy Corp.	80	5,211
Edison International	36	1,665
Entergy Corp.	20	1,415
Exelon Corp.	98	3,474
FirstEnergy Corp.	47	2,061
Integrys Energy Group Inc.	8	432
NextEra Energy Inc.	48	3,401
NiSource Inc.	33	842
Northeast Utilities (e)	36	1,382
NRG Energy Inc.	25	532
Oneok Inc.	23	1,112
Pepco Holdings Inc. (e)	24	455
PG&E Corp.	49	2,087
Pinnacle West Capital Corp.	12	656
PPL Corp.	65	1,883
Public Service Enterprise Group Inc.	57	1,819

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
SCANA Corp. (e)	15	704
Sempra Energy	25	1,636
Southern Co.	100	4,607
TECO Energy Inc. (e)	23	407
Wisconsin Energy Corp.	27	1,004
Xcel Energy Inc.	56	1,554
		51,296
Total Common Stocks (cost $1,176,830)		1,466,347

SHORT TERM INVESTMENTS - 3.9%
Investment Company - 2.7%
JNL Money Market Fund, 0.06% (a) (h)	40,630	40,630

Securities Lending Collateral - 1.0%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	15,338	15,338

Treasury Securities - 0.2%
U.S. Treasury Bill, 0.11%, 12/20/12 (o)	$2,210	2,210

Total Short Term Investments (cost $58,178)		58,178

Total Investments - 101.0% (cost $1,235,008)		1,524,525
Other Assets and Liabilities, Net - (1.0%)		(14,603)
Total Net Assets - 100.0%		$1,509,922

JNL/Mellon Capital Management S&P 400 MidCap Index Fund

COMMON STOCKS - 97.0%

CONSUMER DISCRETIONARY - 13.5%
Aaron’s Inc.	56	$1,570
Advance Auto Parts Inc.	57	3,868
Aeropostale Inc. (c)	61	822
AMC Networks Inc. (c)	44	1,930
American Eagle Outfitters Inc.	138	2,898
ANN Inc. (c)	37	1,399
Ascena Retail Group Inc. (c)	95	2,031
Bally Technologies Inc. (c)	33	1,647
Barnes & Noble Inc. (c) (e)	30	384
Bob Evans Farms Inc.	23	889
Brinker International Inc.	57	2,018
Carter’s Inc. (c)	39	2,083
Cheesecake Factory Inc.	38	1,372
Chico’s FAS Inc.	129	2,341
Cinemark Holdings Inc.	79	1,770
Collective Brands Inc. (c)	47	1,023
Deckers Outdoor Corp. (c) (e)	29	1,070
Dick’s Sporting Goods Inc.	75	3,871
DreamWorks Animation SKG Inc. - Class A (c) (e)	56	1,070
Foot Locker Inc.	116	4,135
Gentex Corp.	109	1,854
Guess? Inc.	47	1,198
HanesBrands Inc. (c)	75	2,397
HSN Inc.	30	1,461
International Speedway Corp. - Class A	20	579
ITT Educational Services Inc. (c) (e)	13	423
Jarden Corp.	59	3,107
John Wiley & Sons Inc. - Class A	35	1,624
KB Home (e)	53	764
Lamar Advertising Co. - Class A (c) (e)	45	1,652
Life Time Fitness Inc. (c)	32	1,457
LKQ Corp. (c)	227	4,192
Matthews International Corp. - Class A	21	620
MDC Holdings Inc.	29	1,134
Meredith Corp. (e)	29	1,013
Mohawk Industries Inc. (c)	44	3,524
New York Times Co. - Class A (c)	95	924
NVR Inc. (c)	4	3,186
Office Depot Inc. (c)	207	530
Panera Bread Co. - Class A (c)	22	3,699
PetSmart Inc.	83	5,741
Polaris Industries Inc.	49	3,959
PVH Corp.	54	5,067
RadioShack Corp. (e)	70	167
Regis Corp.	45	826
Rent-A-Center Inc.	46	1,611
Saks Inc. (c) (e)	79	811
Scholastic Corp.	18	583
Scientific Games Corp. - Class A (c)	43	356
Service Corp. International	167	2,253
Signet Jewelers Ltd.	63	3,076
Sotheby’s - Class A (e)	51	1,617
Strayer Education Inc. (e)	9	575
Tempur-Pedic International Inc. (c)	46	1,377
Thor Industries Inc. (e)	32	1,163
Toll Brothers Inc. (c)	113	3,748
Tractor Supply Co.	54	5,388
Tupperware Brands Corp.	42	2,260
Under Armour Inc. - Class A (c) (e)	59	3,317
Valassis Communications Inc. (c) (e)	31	773
Warnaco Group Inc. (c)	32	1,647
Wendy’s Co.	227	1,034
Williams-Sonoma Inc.	67	2,927
WMS Industries Inc. (c)	40	662
		124,467
CONSUMER STAPLES - 3.2%
Church & Dwight Co. Inc.	107	5,758
Energizer Holdings Inc.	50	3,753
Flowers Foods Inc.	87	1,759
Green Mountain Coffee Roasters Inc. (c) (e)	100	2,385
Harris Teeter Supermarkets Inc.	38	1,482
Hillshire Brands Co.	91	2,450
Ingredion Inc.	59	3,240
Lancaster Colony Corp.	15	1,114
Post Holdings Inc. (c)	20	604
Ralcorp Holdings Inc. (c)	42	3,102
Smithfield Foods Inc. (c)	103	2,032
SUPERVALU Inc. (e)	155	374
Tootsie Roll Industries Inc. (e)	19	504
Universal Corp.	18	924
		29,481
ENERGY - 5.7%
Arch Coal Inc. (e)	163	1,033
Atwood Oceanics Inc. (c)	44	1,994
Bill Barrett Corp. (c)	36	902
CARBO Ceramics Inc. (e)	15	954
Cimarex Energy Co.	66	3,858
Dresser-Rand Group Inc. (c)	58	3,208
Dril-Quip Inc. (c)	28	2,010
Energen Corp.	56	2,910
Forest Oil Corp. (c)	86	728
Helix Energy Solutions Group Inc. (c)	75	1,374
HollyFrontier Corp.	156	6,457
Northern Oil and Gas Inc. (c) (e)	49	841
Oceaneering International Inc.	83	4,597
Oil States International Inc. (c)	42	3,345
Patterson-UTI Energy Inc. (e)	120	1,908
Plains Exploration & Production Co. (c)	99	3,713
Quicksilver Resources Inc. (c) (e)	93	381
Rosetta Resources Inc. (c)	40	1,918

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
SM Energy Co.	49	2,674
Superior Energy Services Inc. (c)	121	2,489
Tidewater Inc.	40	1,920
Unit Corp. (c)	32	1,342
World Fuel Services Corp.	55	1,976
		52,532
FINANCIALS - 21.4%
Affiliated Managers Group Inc. (c)	39	4,852
Alexander & Baldwin Inc.	32	959
Alexandria Real Estate Equities Inc.	48	3,510
Alleghany Corp. (c)	13	4,488
American Campus Communities Inc.	69	3,029
American Financial Group Inc.	61	2,297
Apollo Investment Corp.	152	1,193
Arthur J Gallagher & Co.	91	3,260
Aspen Insurance Holdings Ltd.	55	1,686
Associated Bancorp	134	1,770
Astoria Financial Corp. (e)	62	608
BancorpSouth Inc.	64	943
Bank of Hawaii Corp. (e)	34	1,574
BioMed Realty Trust Inc.	116	2,177
BRE Properties Inc. - Class A	59	2,769
Brown & Brown Inc.	88	2,281
Camden Property Trust	64	4,143
Cathay General Bancorp	56	971
CBOE Holdings Inc.	66	1,945
City National Corp.	36	1,866
Commerce Bancshares Inc.	57	2,309
Corporate Office Properties Trust	56	1,338
Cullen/Frost Bankers Inc.	47	2,715
Duke Realty Corp.	205	3,014
East West Bancorp Inc.	111	2,353
Eaton Vance Corp. (e)	89	2,578
Equity One Inc.	46	978
Essex Property Trust Inc.	28	4,149
Everest Re Group Ltd.	40	4,332
Federal Realty Investment Trust	49	5,168
Fidelity National Financial Inc. - Class A	166	3,549
First American Financial Corp.	82	1,778
First Niagara Financial Group Inc.	266	2,153
FirstMerit Corp.	82	1,201
Fulton Financial Corp.	155	1,532
Greenhill & Co. Inc. (e)	21	1,064
Hancock Holding Co.	64	1,983
Hanover Insurance Group Inc.	34	1,278
HCC Insurance Holdings Inc.	78	2,642
Highwoods Properties Inc.	57	1,862
Home Properties Inc.	38	2,298
Hospitality Properties Trust	93	2,216
International Bancshares Corp.	42	791
Janus Capital Group Inc.	146	1,379
Jefferies Group Inc.	98	1,348
Jones Lang LaSalle Inc.	34	2,573
Kemper Corp.	42	1,288
Liberty Property Trust	90	3,271
Macerich Co.	102	5,823
Mack-Cali Realty Corp.	64	1,706
Mercury General Corp.	28	1,070
MSCI Inc. - Class A (c)	94	3,347
National Retail Properties Inc.	82	2,515
New York Community Bancorp Inc. (e)	337	4,777
Old Republic International Corp.	193	1,792
Omega Healthcare Investors Inc.	82	1,856
Potlatch Corp.	31	1,170
Prosperity Bancshares Inc.	34	1,441
Protective Life Corp.	61	1,607
Raymond James Financial Inc.	86	3,148
Rayonier Inc.	94	4,592
Realty Income Corp. (e)	103	4,192
Regency Centers Corp.	69	3,371
Reinsurance Group of America Inc.	57	3,282
SEI Investments Co.	104	2,232
Senior Housing Properties Trust	134	2,929
Signature Bank (c)	35	2,336
SL Green Realty Corp.	69	5,510
StanCorp Financial Group Inc.	34	1,059
SVB Financial Group (c)	32	1,918
Synovus Financial Corp. (e)	609	1,443
Taubman Centers Inc.	47	3,639
TCF Financial Corp.	126	1,499
Trustmark Corp.	50	1,223
UDR Inc.	192	4,774
Valley National Bancorp (e)	153	1,529
Waddell & Reed Financial Inc. - Class A (e)	67	2,182
Washington Federal Inc.	81	1,356
Webster Financial Corp.	56	1,333
Weingarten Realty Investors	86	2,410
Westamerica Bancorporation (e)	22	1,020
WR Berkley Corp.	86	3,232
		196,774
HEALTH CARE - 10.1%
Allscripts-Misys Healthcare Solutions Inc. (c)	133	1,649
AMERIGROUP Corp. (c)	37	3,411
Bio-Rad Laboratories Inc. - Class A (c)	15	1,632
Charles River Laboratories International Inc. (c)	37	1,449
Community Health Systems Inc. (c)	70	2,045
Cooper Cos. Inc.	36	3,441
Covance Inc. (c)	43	1,998
Endo Pharmaceuticals Holdings Inc. (c)	90	2,861
Health Management Associates Inc. - Class A (c)	198	1,663
Health Net Inc. (c)	65	1,452
Henry Schein Inc. (c)	69	5,471
Hill-Rom Holdings Inc.	48	1,397
HMS Holdings Corp. (c)	66	2,217
Hologic Inc. (c)	203	4,116
Idexx Laboratories Inc. (c) (e)	42	4,203
LifePoint Hospitals Inc. (c)	38	1,613
Masimo Corp. (c)	40	967
Medicis Pharmaceutical Corp. - Class A	46	1,987
Mednax Inc. (c)	38	2,821
Mettler Toledo International Inc. (c)	24	4,127
Omnicare Inc.	87	2,954
Owens & Minor Inc. (e)	49	1,470
Regeneron Pharmaceuticals Inc. (c)	58	8,790
ResMed Inc. (e)	110	4,440
STERIS Corp.	45	1,586
Techne Corp.	27	1,914
Teleflex Inc.	31	2,167
Thoratec Corp. (c)	45	1,571
United Therapeutics Corp. (c)	37	2,066
Universal Health Services Inc. - Class B	68	3,099
VCA Antech Inc. (c)	68	1,338
Vertex Pharmaceuticals Inc. (c)	166	9,280
WellCare Health Plans Inc. (c)	33	1,881
		93,076
INDUSTRIALS - 15.7%
Acuity Brands Inc. (e)	33	2,067
AECOM Technology Corp. (c)	85	1,809
AGCO Corp. (c)	75	3,551
Alaska Air Group Inc. (c)	54	1,885
Alliant Techsystems Inc.	25	1,240
AMETEK Inc.	185	6,560

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
BE Aerospace Inc. (c)	80	3,366
Brink’s Co.	37	946
Carlisle Cos. Inc.	48	2,485
CLARCOR Inc.	39	1,731
Clean Harbors Inc. (c)	36	1,751
Con-Way Inc.	43	1,185
Copart Inc. (c)	80	2,225
Corporate Executive Board Co.	26	1,369
Corrections Corp. of America	77	2,576
Crane Co.	38	1,526
Deluxe Corp.	40	1,209
Donaldson Co. Inc.	105	3,655
Esterline Technologies Corp. (c)	24	1,340
Exelis Inc.	144	1,493
Beam Inc. (c)	123	3,317
FTI Consulting Inc. (c) (e)	33	873
Gardner Denver Inc.	39	2,332
GATX Corp.	36	1,537
General Cable Corp. (c)	38	1,123
Graco Inc.	47	2,343
Granite Construction Inc.	27	781
Harsco Corp.	60	1,235
Herman Miller Inc.	45	883
HNI Corp. (e)	35	894
Hubbell Inc. - Class B	41	3,315
Huntington Ingalls Industries Inc. (c)	38	1,609
IDEX Corp.	65	2,703
ITT Corp.	71	1,440
JB Hunt Transport Services Inc.	69	3,608
JetBlue Airways Corp. (c) (e)	171	821
Kansas City Southern	84	6,396
KBR Inc.	114	3,404
Kennametal Inc.	60	2,239
Kirby Corp. (c)	42	2,330
Korn/Ferry International (c)	35	539
Landstar System Inc.	36	1,681
Lennox International Inc.	36	1,726
Lincoln Electric Holdings Inc.	64	2,518
Manpower Inc.	62	2,274
Matson Inc.	33	685
Mine Safety Appliances Co.	24	893
MSC Industrial Direct Co. - Class A	36	2,401
Nordson Corp.	44	2,555
Oshkosh Corp. (c)	71	1,940
Pentair Inc. (e)	76	3,393
Regal-Beloit Corp.	31	2,214
Rollins Inc.	49	1,152
Shaw Group Inc. (c)	51	2,218
SPX Corp.	39	2,552
Terex Corp. (c)	85	1,924
Timken Co.	62	2,307
Towers Watson & Co. - Class A	44	2,333
Trinity Industries Inc.	61	1,821
Triumph Group Inc.	38	2,402
United Rentals Inc. (c)	71	2,331
URS Corp.	58	2,042
UTi Worldwide Inc.	77	1,043
Valmont Industries Inc.	18	2,366
Wabtec Corp.	37	2,977
Waste Connections Inc.	95	2,872
Watsco Inc.	23	1,732
Werner Enterprises Inc.	33	699
Woodward Governor Co.	47	1,580
		144,322
INFORMATION TECHNOLOGY - 15.1%
ACI Worldwide Inc. (c)	31	1,302
Acxiom Corp. (c)	57	1,045
ADTRAN Inc. (e)	49	846
Advent Software Inc. (c)	24	579
Alliance Data Systems Corp. (c)	39	5,489
Ansys Inc. (c)	72	5,251
AOL Inc. (c)	69	2,428
Arrow Electronics Inc. (c)	84	2,819
Atmel Corp. (c)	342	1,801
Avnet Inc. (c)	109	3,160
Broadridge Financial Solutions Inc.	94	2,198
Cadence Design Systems Inc. (c)	211	2,721
Ciena Corp. (c) (e)	74	1,008
Compuware Corp. (c)	165	1,635
Concur Technologies Inc. (c)	35	2,571
Convergys Corp.	89	1,389
CoreLogic Inc. (c)	82	2,186
Cree Inc. (c) (e)	89	2,275
Cypress Semiconductor Corp.	105	1,126
Diebold Inc.	49	1,642
DST Systems Inc.	24	1,333
Equinix Inc. (c)	37	7,601
FactSet Research Systems Inc. (e)	31	3,032
Fair Isaac Corp.	26	1,144
Fairchild Semiconductor International Inc. (c)	99	1,293
Gartner Inc. - Class A (c)	72	3,307
Global Payments Inc.	61	2,532
Informatica Corp. (c)	83	2,900
Ingram Micro Inc. - Class A (c)	118	1,792
Integrated Device Technology Inc. (c)	104	610
International Rectifier Corp. (c)	53	890
Intersil Corp. - Class A	99	869
Itron Inc. (c)	30	1,311
Jack Henry & Associates Inc.	67	2,550
Lender Processing Services Inc.	65	1,821
Mantech International Corp. - Class A (e)	17	412
MEMC Electronic Materials Inc. (c)	171	469
Mentor Graphics Corp. (c)	71	1,101
Micros Systems Inc. (c)	62	3,036
Monster Worldwide Inc. (c) (e)	89	654
National Instruments Corp.	72	1,811
NCR Corp. (c)	122	2,848
NeuStar Inc. - Class A (c)	51	2,024
Parametric Technology Corp. (c)	92	2,008
Plantronics Inc.	33	1,166
Polycom Inc. (c)	138	1,361
QLogic Corp. (c)	76	867
Quest Software Inc. (c)	43	1,210
Rackspace Hosting Inc. (c)	83	5,510
RF Micro Devices Inc. (c)	217	856
Riverbed Technology Inc. (c)	122	2,841
Rovi Corp. (c)	86	1,247
Semtech Corp. (c)	49	1,231
Silicon Laboratories Inc. (c)	30	1,086
Skyworks Solutions Inc. (c)	146	3,435
SolarWinds Inc. (c)	47	2,607
Solera Holdings Inc.	52	2,300
Synopsys Inc. (c)	113	3,734
Tech Data Corp. (c)	30	1,364
Tellabs Inc.	281	996
TIBCO Software Inc. (c)	118	3,578
Trimble Navigation Ltd. (c)	96	4,579
ValueClick Inc. (c)	58	990
VeriFone Holdings Inc. (c)	83	2,309
Vishay Intertechnology Inc. (c) (e)	101	996
Wright Express Corp. (c)	30	2,090
Zebra Technologies Corp. - Class A (c)	39	1,477
		138,649

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
MATERIALS - 6.8%
Albemarle Corp.	69	3,613
AptarGroup Inc.	51	2,652
Ashland Inc.	56	4,020
Cabot Corp.	46	1,672
Carpenter Technology Corp.	34	1,777
Commercial Metals Co.	90	1,187
Compass Minerals International Inc.	26	1,906
Cytec Industries Inc.	35	2,323
Domtar Corp.	28	2,183
Grief Inc. - Class A	24	1,040
Intrepid Potash Inc. (c)	41	882
Louisiana-Pacific Corp. (c)	104	1,306
Martin Marietta Materials Inc. (e)	35	2,910
Minerals Technologies Inc.	14	980
NewMarket Corp.	8	2,014
Olin Corp.	61	1,324
Packaging Corp. of America	76	2,743
Reliance Steel & Aluminum Co.	58	3,027
Rock-Tenn Co. - Class A	54	3,924
Royal Gold Inc.	46	4,578
RPM International Inc.	101	2,890
Scotts Miracle-Gro Co. - Class A (e)	30	1,287
Sensient Technologies Corp.	38	1,395
Silgan Holdings Inc.	38	1,665
Sonoco Products Co.	76	2,350
Steel Dynamics Inc.	165	1,858
Valspar Corp.	65	3,640
Worthington Industries Inc.	41	897
		62,043
TELECOMMUNICATION SERVICES - 0.5%
Telephone & Data Systems Inc.	75	1,911
tw telecom inc. (c)	116	3,020
		4,931
UTILITIES - 5.0%
Alliant Energy Corp.	85	3,702
Aqua America Inc. (e)	107	2,654
Atmos Energy Corp.	69	2,484
Black Hills Corp.	34	1,217
Cleco Corp.	47	1,975
Great Plains Energy Inc.	118	2,624
Hawaiian Electric Industries Inc.	73	1,920
IDACORP Inc.	39	1,676
MDU Resources Group Inc.	145	3,202
National Fuel Gas Co.	64	3,460
NV Energy Inc.	182	3,270
OGE Energy Corp.	76	4,203
PNM Resources Inc.	61	1,275
Questar Corp.	137	2,791
UGI Corp.	87	2,748
Vectren Corp.	62	1,774
Westar Energy Inc.	97	2,882
WGL Holdings Inc.	40	1,605
		45,462
Total Common Stocks (cost $801,427)		891,737

SHORT TERM INVESTMENTS - 7.0%
Investment Company - 2.8%
JNL Money Market Fund, 0.06% (a) (h)	25,919	25,919

Securities Lending Collateral - 4.1%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	37,209	37,209

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.11%, 12/20/12 (o)	$1,150	1,150

Total Short Term Investments (cost $64,277)		64,278

Total Investments - 104.0% (cost $865,704)		956,015
Other Assets and Liabilities, Net - (4.0%)		(36,559)
Total Net Assets - 100.0%		$919,456

JNL/Mellon Capital Management Small Cap Index Fund

COMMON STOCKS - 97.7%

CONSUMER DISCRETIONARY - 13.5%
1-800-Flowers.com Inc. - Class A (c)	24	$91
Aeropostale Inc. (c)	65	875
AFC Enterprises Inc. (c)	20	497
America’s Car-Mart Inc. (c)	6	286
American Axle & Manufacturing Holdings Inc. (c) (e)	53	600
American Greetings Corp. - Class A (e)	28	470
American Public Education Inc. (c) (e)	15	528
Ameristar Casinos Inc.	26	459
ANN Inc. (c)	39	1,467
Arbitron Inc.	22	821
Arctic Cat Inc. (c)	10	423
Asbury Automotive Group Inc. (c)	23	636
Ascent Media Corp. (c)	12	633
Barnes & Noble Inc. (c)	22	275
Bassett Furniture Industries Inc.	9	107
Beasley Broadcasting Group Inc. - Class A (c)	3	13
Beazer Homes USA Inc. (c) (e)	104	369
Bebe Stores Inc.	28	137
Belo Corp.	75	588
Big 5 Sporting Goods Corp.	16	155
Biglari Holdings Inc. (c)	1	351
BJ’s Restaurants Inc. (c)	20	889
Black Diamond Inc. (c)	16	142
Blue Nile Inc. (c)	11	395
Bluegreen Corp. (c)	7	42
Blyth Inc. (e)	8	210
Bob Evans Farms Inc.	24	931
Body Central Corp. (c)	12	130
Bon-Ton Stores Inc. (e)	9	88
Boyd Gaming Corp. (c) (e)	42	296
Bravo Brio Restaurant Group Inc. (c)	16	228
Bridgepoint Education Inc. (c) (e)	14	139
Brown Shoe Co. Inc.	35	568
Brunswick Corp.	72	1,639
Buckle Inc. (e)	22	1,006
Buffalo Wild Wings Inc. (c)	15	1,266
Cabela’s Inc. - Class A (c) (e)	38	2,068
Caesars Entertainment Corp. (c) (e)	30	203
CafePress Inc. (c)	4	32
Callaway Golf Co. (e)	51	316
Capella Education Co. (c)	10	366
Career Education Corp. (c)	40	149
Caribou Coffee Co. Inc. (c)	16	222
Carmike Cinemas Inc. (c)	14	152
Carriage Services Inc.	12	117

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Carrol’s Restaurant Group Inc. (c)	11	62
Casual Male Retail Group Inc. (c)	37	171
Cato Corp. - Class A	22	641
Cavco Industries Inc. (c)	6	255
CEC Entertainment Inc.	15	442
Central European Media Entertainment Ltd. (c) (e)	29	186
Cheesecake Factory Inc.	43	1,535
Cherokee Inc.	8	110
Childrens Place Retail Stores Inc. (c)	20	1,187
Churchill Downs Inc.	10	654
Citi Trends Inc. (c)	11	139
Coinstar Inc. (c) (e)	25	1,118
Collective Brands Inc. (c)	50	1,078
Collectors Universe Inc.	4	57
Columbia Sportswear Co. (e)	10	531
Conn’s Inc. (c) (e)	12	264
Cooper Tire & Rubber Co.	50	953
Core-Mark Holding Co. Inc.	9	443
Corinthian Colleges Inc. (c) (e)	56	134
Cracker Barrel Old Country Store Inc.	16	1,044
Crocs Inc. (c)	72	1,160
Crown Media Holdings Inc. - Class A (c) (e)	29	49
CSS Industries Inc.	7	144
Culp Inc.	7	78
Cumulus Media Inc. - Class A (c)	43	118
Daily Journal Corp. (c) (e)	1	70
Dana Holding Corp.	120	1,473
Delta Apparel Inc. (c)	6	89
Denny’s Corp. (c)	74	361
Destination Maternity Corp.	10	192
Dial Global Inc. (c) (e)	3	8
Digital Generation Inc. (c) (e)	21	241
DineEquity Inc. (c) (e)	12	689
Domino’s Pizza Inc.	47	1,770
Dorman Products Inc. (c)	20	636
Drew Industries Inc. (c)	15	468
Education Management Corp. (c) (e)	20	63
Einstein Noah Restaurant Group Inc.	5	81
Entercom Communications Corp. - Class A (c)	21	146
Entravision Communications Corp. - Class A	40	54
Ethan Allen Interiors Inc. (e)	19	424
EW Scripps Co. - Class A (c)	25	263
Exide Technologies (c)	66	205
Express Inc. (c)	71	1,054
Federal-Mogul Corp. (c)	14	129
Fiesta Restaurant Group Inc.	13	212
Fifth & Pacific Co. Inc. (c) (e)	87	1,108
Finish Line - Class A	41	922
Fisher Communications Inc. (c)	7	266
Flexsteel Industries Inc.	3	71
Francesca’s Holdings Corp. (c) (e)	28	854
Fred’s Inc. - Class A	31	435
Frisch’s Restaurants Inc.	2	47
Fuel Systems Solutions Inc. (c)	14	232
G-III Apparel Group Ltd. (c)	13	456
Gaylord Entertainment Co. (c)	25	991
Genesco Inc. (c)	19	1,300
Gentherm Inc. (c)	25	310
Global Sources Ltd. (c)	15	95
Gordman’s Stores Inc. (c)	6	120
Grand Canyon Education Inc. (c)	33	772
Group 1 Automotive Inc.	18	1,102
Harte-Hanks Inc.	36	249
Haverty Furniture Cos. Inc.	16	220
Helen of Troy Ltd. (c)	25	805
hhgregg Inc. (c) (e)	11	77
Hibbett Sports Inc. (c)	21	1,252
Hillenbrand Inc.	44	798
Hooker Furniture Corp.	8	107
HOT Topic Inc.	34	298
Hovnanian Enterprises Inc. - Class A (c) (e)	77	266
HSN Inc.	31	1,511
Iconix Brand Group Inc. (c)	56	1,026
Ignite Restaurant Group Inc. (c)	5	71
International Speedway Corp. - Class A	22	634
Interval Leisure Group Inc.	32	597
iRobot Corp. (c) (e)	23	516
Isle of Capri Casinos Inc. (c)	18	126
Jack in the Box Inc. (c)	35	991
Jakks Pacific Inc. (e)	20	294
Jamba Inc. (c)	59	132
Johnson Outdoors Inc. - Class A (c)	4	88
Jos. A. Bank Clothiers Inc. (c)	22	1,076
Journal Communications Inc. - Class A (c)	32	168
K-Swiss Inc. - Class A (c) (e)	22	75
K12 Inc. (c) (e)	21	419
KB Home (e)	62	887
Kirkland’s Inc. (c)	12	116
Krispy Kreme Doughnuts Inc. (c)	50	397
La-Z-Boy Inc. (c)	43	624
Leapfrog Enterprises Inc. - Class A (c)	42	378
Libbey Inc. (c)	17	265
Life Time Fitness Inc. (c)	35	1,590
Lifetime Brands Inc.	8	94
LIN TV Corp. - Class A (c)	25	109
Lincoln Educational Services Corp.	17	73
Lions Gate Entertainment Corp. (c) (e)	68	1,032
Lithia Motors Inc. - Class A	17	562
Live Nation Inc. (c)	112	960
Luby’s Inc. (c)	15	104
Lumber Liquidators Holdings Inc. (c) (e)	22	1,138
M/I Homes Inc. (c)	16	308
Mac-Gray Corp.	10	137
Maidenform Brands Inc. (c)	20	402
Marcus Corp.	15	170
Marine Products Corp.	5	32
MarineMax Inc. (c)	16	133
Marriott Vacations Worldwide Corp. (c)	21	767
Martha Stewart Living Omnimedia Inc. - Class A (e)	26	78
Matthews International Corp. - Class A	22	665
Mattress Firm Holding Corp. (c) (e)	8	238
McClatchy Co. - Class A (c) (e)	50	113
MDC Holdings Inc.	30	1,173
MDC Partners Inc.	21	257
Men’s Wearhouse Inc.	41	1,396
Meredith Corp. (e)	30	1,035
Meritage Homes Corp. (c)	25	950
Modine Manufacturing Co. (c) (e)	36	264
Monarch Casino & Resort Inc. (c)	8	73
Monro Muffler Brake Inc.	25	868
Morgans Hotel Group Co. (c)	20	129
Movado Group Inc.	14	464
MTR Gaming Group Inc. (c)	17	73
Multimedia Games Inc. (c)	22	346
Nathan’s Famous Inc. (c)	2	64
National American University Holdings Inc.	9	47
National CineMedia Inc.	45	734
New York & Co. Inc. (c)	24	90
New York Times Co. (c)	109	1,061
Nexstar Broadcasting Group Inc. - Class A (c)	10	109
NutriSystem Inc. (e)	21	226
Office Depot Inc. (c)	237	607
OfficeMax Inc.	70	547
Orbitz Worldwide Inc. (c)	13	34

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Orchard Supply Hardware Stores Corp. - Class A (c)	1	21
Orient-Express Hotels Ltd. - Class A (c)	79	707
Outdoor Channel Holdings Inc.	12	86
Overstock.com Inc. (c) (e)	9	96
Oxford Industries Inc. (e)	12	653
Papa John’s International Inc. (c)	14	757
Peets Coffee & Tea Inc. (c) (e)	11	796
Penske Auto Group Inc. (e)	34	1,037
Pep Boys-Manny Moe & Jack	44	448
Perfumania Holdings Inc. (c)	4	28
Perry Ellis International Inc. (c)	9	197
PetMed Express Inc. (e)	15	155
Pier 1 Imports Inc.	77	1,448
Pinnacle Entertainment Inc. (c)	52	632
Pool Corp.	38	1,569
Premier Exhibitions Inc. (c)	20	46
Quicksilver Inc. (c)	99	328
RadioShack Corp. (e)	76	181
ReachLocal Inc. (c)	8	102
Reading International Inc. - Class A (c)	13	75
Red Lion Hotels Corp. (c)	10	65
Red Robin Gourmet Burgers Inc. (c)	11	368
Regis Corp.	47	866
Rent-A-Center Inc.	48	1,690
Rentrak Corp. (c)	7	122
RG Barry Corp.	7	103
Ruby Tuesday Inc. (c)	49	353
Rue21 Inc. (c) (e)	12	372
Ruth’s Hospitality Group Inc. (c)	26	167
Ryland Group Inc. (e)	36	1,067
Saga Communications Inc. (c)	3	127
Saks Inc. (c) (e)	89	917
Salem Communications Corp. - Class A	8	40
Scholastic Corp.	21	678
Scientific Games Corp. - Class A (c)	44	366
Sealy Corp. (c) (e)	35	77
Select Comfort Corp. (c)	45	1,426
Shiloh Industries Inc.	4	48
Shoe Carnival Inc.	11	255
Shuffle Master Inc. (c)	44	696
Shutterfly Inc. (c) (e)	29	888
Sinclair Broadcast Group Inc. - Class A	42	469
Six Flags Entertainment Corp.	32	1,872
Skechers U.S.A. Inc. - Class A (c)	30	618
Skullcandy Inc. (c) (e)	12	171
Smith & Wesson Holding Corp. (c)	52	575
Sonic Automotive Inc. - Class A	31	597
Sonic Corp. (c) (e)	47	487
Sotheby’s - Class A	55	1,729
Spartan Motors Inc.	29	146
Speedway Motorsports Inc.	9	133
Stage Stores Inc.	25	519
Standard Motor Products Inc.	15	278
Standard-Pacific Corp. (c) (e)	85	576
Stein Mart Inc. (c)	21	175
Steiner Leisure Ltd. (c)	12	570
Steinway Musical Instruments Inc. (c)	5	125
Steven Madden Ltd. (c)	31	1,368
Stewart Enterprises Inc. - Class A (e)	59	495
Stoneridge Inc. (c)	21	102
Strayer Education Inc. (e)	9	610
Sturm Ruger & Co. Inc. (e)	15	759
Superior Industries International Inc.	19	324
Systemax Inc. (c)	8	93
Teavana Holdings Inc. (c) (e)	6	75
Tenneco Inc. (c)	48	1,352
Texas Roadhouse Inc. - Class A	51	873
The Jones Group Inc. (e)	67	865
Tilly’s Inc. - Class A	7	129
Tower International Inc. (c)	4	34
Town Sports International Holdings Inc. (c)	19	234
True Religion Apparel Inc.	21	441
Tuesday Morning Corp. (c)	37	243
Tumi Holdings Inc. (c) (e)	18	424
U.S. Auto Parts Network Inc. (c)	9	30
Unifi Inc. (c)	10	125
Universal Electronics Inc. (c)	12	210
Universal Technical Institute Inc.	18	245
Vail Resorts Inc.	29	1,650
Valassis Communications Inc. (c) (e)	35	856
Value Line Inc. (e)	1	6
Vera Bradley Inc. (c) (e)	16	380
Vitacost.com Inc. (c) (e)	17	114
Vitamin Shoppe Inc. (c)	23	1,365
VOXX International Corp. - Class A (c)	14	107
Warnaco Group Inc. (c)	33	1,728
West Marine Inc. (c)	13	136
Wet Seal Inc. - Class A (c) (e)	70	221
Weyco Group Inc.	6	152
Winmark Corp. (e)	2	94
Winnebago Industries Inc. (c)	25	314
WMS Industries Inc. (c)	44	720
Wolverine World Wide Inc.	39	1,750
World Wrestling Entertainment Inc. - Class A	22	176
Zagg Inc. (c) (e)	21	178
Zumiez Inc. (c) (e)	18	486
		133,909
CONSUMER STAPLES - 3.5%
Alico Inc.	3	95
Alliance One International Inc. (c) (e)	69	222
Andersons Inc.	15	554
Annie’s Inc. (c) (e)	4	171
Arden Group Inc. - Class A (e)	1	84
B&G Foods Inc.	39	1,168
Boston Beer Co. Inc. - Class A (c) (e)	6	687
Cal-Maine Foods Inc.	11	512
Calavo Growers Inc. (e)	10	253
Casey’s General Stores Inc.	31	1,764
Central European Distribution Corp. (c)	56	160
Central Garden & Pet Co. - Class A (c)	33	397
Chefs’ Warehouse Inc. (c)	8	132
Chiquita Brands International Inc. (c)	34	262
Coca-Cola Bottling Co.	4	256
Craft Brewers Alliance Inc. (c)	6	49
Darling International Inc. (c)	95	1,745
Diamond Foods Inc. (e)	18	338
Dole Food Co. Inc. (c) (e)	30	421
Elizabeth Arden Inc. (c)	21	972
Farmer Bros. Co. (c)	7	66
Female Health Co. (e)	16	111
Fresh Del Monte Produce Inc.	31	800
Griffin Land & Nurseries Inc. - Class A	2	69
Hain Celestial Group Inc. (c)	30	1,884
Harbinger Group Inc. (c)	31	265
Harris Teeter Supermarkets Inc.	35	1,358
Ingles Markets Inc. - Class A	11	176
Inter Parfums Inc. (e)	13	245
Inventure Foods Inc. (c)	10	57
J&J Snack Foods Corp.	12	679
John B. Sanfilippo & Son (c)	6	79
Lancaster Colony Corp.	15	1,078
Lifeway Foods Inc. (e)	2	21
Limoneira Co. (e)	7	130
Medifast Inc. (c) (e)	12	305

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Nash Finch Co.	10	203
National Beverage Corp. (c)	10	153
Natures Sunshine Products Inc.	10	158
Nutraceutical International Corp. (c)	7	113
Oil-Dri Corp. of America	4	94
Omega Protein Corp. (c)	15	103
Orchids Paper Products Co. (e)	4	79
Pantry Inc. (c)	18	262
Pilgrim’s Pride Corp. (c)	46	237
Post Holdings Inc.	22	664
Prestige Brands Holdings Inc. (c)	40	683
PriceSmart Inc.	14	1,097
Revlon Inc. - Class A (c)	8	127
Rite Aid Corp. (c)	543	635
Roundy’s Inc.	14	85
Sanderson Farms Inc. (e)	19	836
Schiff Nutrition International Inc. (c)	11	266
Seneca Foods Corp. - Class A (c)	8	234
Smart Balance Inc. (c)	47	569
Snyders-Lance Inc.	35	875
Spartan Stores Inc.	17	260
Spectrum Brands Holdings Inc.	19	755
Star Scientific Inc. (c) (e)	121	417
SUPERVALU Inc. (e)	169	408
Susser Holdings Corp. (c)	9	312
Synutra International Inc. (c)	13	60
Tootsie Roll Industries Inc. (e)	20	529
TreeHouse Foods Inc. (c)	29	1,498
United Natural Foods Inc. (c)	40	2,310
Universal Corp.	19	945
USANA Health Sciences Inc. (c) (e)	5	222
Vector Group Ltd. (e)	46	756
Village Super Market Inc. - Class A	6	238
WD-40 Co.	13	671
Weis Markets Inc.	8	357
Westway Group Inc. (c) (e)	9	57
		34,833
ENERGY - 6.0%
Abraxas Petroleum Corp. (c) (e)	63	144
Adams Resources & Energy Inc.	2	49
Alon USA Energy Inc.	8	115
Amyris Inc. (c) (e)	23	80
Apco Oil And Gas International Inc.	7	119
Approach Resources Inc. (c)	24	716
Arch Coal Inc.	169	1,069
Basic Energy Services Inc. (c) (e)	24	266
Berry Petroleum Co. - Class A	42	1,725
Bill Barrett Corp. (c)	39	974
Bolt Technology Corp.	7	94
Bonanza Creek Energy Inc.	7	173
BPZ Resources Inc. (c) (e)	83	236
Bristow Group Inc.	28	1,439
C&J Energy Services Inc. (c)	36	710
Cal Dive International Inc. (c) (e)	74	113
Callon Petroleum Co. (c)	34	209
Carrizo Oil & Gas Inc. (c)	32	791
Ceres Inc. (c)	4	24
Clayton Williams Energy Inc. (c)	5	235
Clean Energy Fuels Corp. (c) (e)	53	694
Cloud Peak Energy Inc. (c)	50	903
Comstock Resources Inc. (c)	39	708
Contango Oil & Gas Co. (c)	11	517
CREDO Petroleum Corp. (c)	5	76
Crimson Exploration Inc. (c)	19	83
Crosstex Energy Inc.	32	455
CVR Energy Inc. (c)	13	470
Dawson Geophysical Co. (c)	6	149
Delek US Holdings Inc.	13	334
Dril-Quip Inc. (c)	33	2,337
Emerald Oil Inc. (c) (e)	45	37
Endeavour International Corp. (c) (e)	36	349
Energy XXI Bermuda Ltd.	64	2,231
EPL Oil & Gas Inc. (c)	23	467
Evolution Petroleum Corp. (c)	13	105
Exterran Holdings Inc. (c)	53	1,073
Forbes Energy Services Ltd. (c)	11	39
Forest Oil Corp. (c)	94	796
Forum Energy Technologies Inc.	18	450
Frontline Ltd. (e)	37	144
FX Energy Inc. (c)	43	322
GasLog Ltd. (e)	18	208
Gastar Exploration Ltd. (c)	43	71
Gevo Inc. (c) (e)	28	61
Global Geophysical Services Inc. (c)	14	80
Goodrich Petroleum Corp. (c) (e)	21	265
Green Plains Renewable Energy Inc. (c) (e)	19	112
Gulf Island Fabrication Inc.	12	325
Gulfmark Offshore Inc. - Class A (c)	22	726
Gulfport Energy Corp. (c)	44	1,387
Halcon Resources Corp. (c)	91	670
Hallador Energy Co. (e)	6	51
Harvest Natural Resources Inc. (c) (e)	29	259
Heckmann Corp. (c) (e)	103	433
Helix Energy Solutions Group Inc. (c)	86	1,566
Hercules Offshore Inc. (c)	131	639
Hornbeck Offshore Services Inc. (c)	28	1,030
ION Geophysical Corp. (c)	104	724
Isramco Inc. (c) (e)	1	107
Key Energy Services Inc. (c)	120	843
KiOR Inc. - Class A (c) (e)	20	188
Knightsbridge Tankers Ltd.	21	137
Kodiak Oil & Gas Corp. (c)	213	1,998
Lufkin Industries Inc.	27	1,437
Magnum Hunter Resources Corp. (c) (e)	122	541
Matador Resources Co. (c)	10	105
Matrix Service Co. (c)	21	217
McMoRan Exploration Co. (c) (e)	81	949
Midstates Petroleum Co. Inc.	18	159
Miller Energy Resources Inc. (c) (e)	21	103
Mitcham Industries Inc. (c)	10	166
Natural Gas Services Group Inc. (c)	11	164
Newpark Resources Inc. (c)	72	536
Nordic American Tankers Ltd. (e)	42	427
Northern Oil and Gas Inc. (c) (e)	51	861
Oasis Petroleum Inc. (c) (e)	65	1,907
Overseas Shipholding Group Inc. (e)	21	140
OYO Geospace Corp. (c)	5	646
Panhandle Oil and Gas Inc. - Class A	5	167
Parker Drilling Co. (c)	95	400
PDC Energy Inc. (c)	24	758
Penn Virginia Corp.	39	241
PetroQuest Energy Inc. (c) (e)	46	308
PHI Inc. (c)	11	333
Pioneer Energy Services Corp. (c)	50	387
Quicksilver Resources Inc. (c) (e)	98	401
Renewable Energy Group Inc. (c) (e)	5	35
Rentech Inc. (c)	184	454
Resolute Energy Corp. (c) (e)	37	330
Rex Energy Corp. (c) (e)	33	444
Rex Stores Corp. (c)	6	101
RigNet Inc. (c)	9	175
Rosetta Resources Inc. (c)	43	2,053
Sanchez Energy Corp. (e)	9	182
Saratoga Resources Inc. (c) (e)	14	76
Scorpio Tankers Inc. (c)	31	186

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
SemGroup Corp. (c)	33	1,227
Ship Finance International Ltd. (e)	36	565
Solazyme Inc. (c)	25	288
Stone Energy Corp. (c)	40	1,014
Swift Energy Co. (c)	35	734
Synergy Resources Corp. (c)	30	125
Targa Resources Corp.	23	1,163
Teekay Tankers Ltd. - Class A	52	193
Tesco Corp. (c)	23	248
Tetra Technologies Inc. (c)	61	371
TGC Industries Inc. (c)	11	80
Triangle Petroleum Corp. (c) (e)	38	271
Union Drilling Inc. (c)	10	67
Uranerz Energy Corp. (c) (e)	52	85
Uranium Energy Corp. (c) (e)	73	190
VAALCO Energy Inc. (c)	45	381
Vantage Drilling Co. (c) (e)	145	266
Venoco Inc. (c)	22	266
W&T Offshore Inc.	28	521
Warren Resources Inc. (c)	55	166
Western Refining Inc.	46	1,195
Westmoreland Coal Co. (c) (e)	9	94
Willbros Group Inc. (c)	33	179
ZaZa Energy Corp. (c) (e)	19	56
		59,034
FINANCIALS - 21.3%
1st Source Corp.	12	277
1st United Bancorp Inc. (c)	26	166
Acadia Realty Trust	36	891
Access National Corp.	6	76
AG Mortgage Investment Trust Inc.	18	426
Agree Realty Corp.	9	240
Alexander’s Inc.	2	735
Alliance Financial Corp.	4	152
Alterra Capital Holdings Ltd.	70	1,665
American Assets Trust Inc.	26	709
American Capital Mortgage Investment Corp.	30	748
American Equity Investment Life Holding Co.	49	575
American National Bankshares Inc.	6	135
American Realty Capital Trust Inc.	126	1,478
American Safety Insurance Holdings Ltd. (c)	8	158
Ameris Bancorp (c)	20	246
Amerisafe Inc. (c)	15	412
Ames National Corp. (e)	6	132
AmTrust Financial Services Inc. (e)	22	567
Anworth Mortgage Asset Corp.	113	765
Apollo Commercial Real Estate Finance Inc.	14	243
Apollo Investment Corp.	161	1,270
Apollo Residential Mortgage Inc.	19	420
Ares Commercial Real Estate Corp. (e)	6	100
Argo Group International Holdings Ltd.	21	674
Arlington Asset Investment Corp. - Class A (e)	7	162
ARMOUR Residential REIT Inc.	234	1,794
Arrow Financial Corp. (e)	9	213
Artio Global Investors Inc.	27	80
Ashford Hospitality Trust Inc. (e)	43	362
Asset Acceptance Capital Corp. (c)	12	90
Associated Estates Realty Corp. (e)	41	618
Astoria Financial Corp.	69	681
AV Homes Inc. (c)	9	128
Baldwin & Lyons Inc. - Class B	7	172
BancFirst Corp. (e)	5	208
Banco Latinoamericano de Comercio Exterior SA - Class E	23	501
Bancorp Inc. (c)	24	248
BancorpSouth Inc.	75	1,108
Bank Mutual Corp.	36	164
Bank of Kentucky Financial Corp.	5	142
Bank of Marin Bancorp	4	170
Bank of the Ozarks Inc.	24	826
BankFinancial Corp.	18	162
Banner Corp. (e)	14	383
Bar Harbor Bankshares	3	106
BBCN Bancorp Inc. (c)	64	806
Beneficial Mutual Bancorp Inc. (c)	27	260
Berkshire BanCorp Inc. (c)	3	27
Berkshire Hills Bancorp Inc.	17	391
BGC Partners Inc. - Class A	76	371
BlackRock Kelso Capital Corp. (e)	59	573
BofI Holding Inc. (c)	9	225
Boston Private Financial Holdings Inc.	64	618
Bridge Bancorp Inc.	7	154
Bridge Capital Holdings (c) (e)	8	118
Brookline Bancorp Inc.	58	512
Bryn Mawr Bank Corp.	10	213
BSB BanCorp Inc. (c)	6	81
C&F Financial Corp. (e)	2	96
Calamos Asset Management Inc. - Class A	14	166
California First National Bancorp	1	16
Camden National Corp.	6	236
Campus Crest Communities Inc.	30	320
Cape Bancorp Inc. (c)	9	88
Capital Bank Financial Corp. - Class A	1	21
Capital City Bank Group Inc.	9	95
Capital Southwest Corp. (e)	2	271
CapLease Inc. (e)	54	281
Capstead Mortgage Corp.	79	1,063
Cardinal Financial Corp.	24	340
Cascade Bancorp (c) (e)	4	19
Cash America International Inc.	23	902
Cathay General Bancorp	63	1,082
Cedar Shopping Centers Inc.	51	269
Center Bancorp Inc. (e)	11	128
CenterState Banks of Florida Inc.	22	198
Central Pacific Financial Corp. (c)	17	238
Century Bancorp Inc. - Class A	3	90
Charter Financial Corp. (e)	4	40
Chatham Lodging Trust	11	157
Chemical Financial Corp.	22	535
Chesapeake Lodging Trust (e)	27	530
CIFC Corp. (c)	7	53
Citizens & Northern Corp.	10	200
Citizens Inc. - Class A (c)	30	315
Citizens Republic BanCorp Inc. (c)	33	637
City Holdings Co. (e)	12	418
Clifton Savings Bancorp Inc.	8	83
CNB Financial Corp.	10	183
CNO Financial Group Inc.	172	1,660
CoBiz Financial Inc.	29	202
Cohen & Steers Inc. (e)	15	452
Colonial Properties Trust	70	1,470
Colony Financial Inc. (e)	26	514
Columbia Banking System Inc.	32	589
Community Bank System Inc.	32	909
Community Trust Bancorp Inc.	12	414
Consolidated-Tomoka Land Co. (e)	3	103
Coresite Realty Corp.	17	460
Cousins Properties Inc. (e)	76	601
Cowen Group Inc. - Class A (c)	67	182
Crawford & Co. - Class B	19	94
Credit Acceptance Corp. (c)	6	554
CreXus Investment Corp.	55	598
CubeSmart	98	1,262
CVB Financial Corp. (e)	72	861
CYS Investments Inc. (e)	135	1,902

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
DCT Industrial Trust Inc.	197	1,271
DFC Global Corp. (c)	35	604
Diamond Hill Investment Group Inc.	2	168
DiamondRock Hospitality Co.	153	1,469
Dime Community Bancshares Inc.	26	380
Donegal Group Inc. - Class A	5	73
Doral Financial Corp. (c)	102	96
Duff & Phelps Corp. - Class A	25	343
DuPont Fabros Technology Inc. (e)	49	1,231
Dynex Capital Inc.	44	470
Eagle Bancorp Inc. (c)	13	212
Eastern Insurance Holdings Inc.	5	85
EastGroup Properties Inc.	23	1,205
Education Realty Trust Inc.	89	973
eHealth Inc. (c)	16	298
EMC Insurance Group Inc.	4	92
Employer Holdings Inc.	26	475
Enstar Group Ltd. (c)	7	692
Enterprise Bancorp Inc. (e)	5	93
Enterprise Financial Services Corp.	14	187
Entertainment Properties Trust	38	1,687
Epoch Holding Corp.	13	299
Equity One Inc.	44	921
ESB Financial Corp.	8	118
ESSA BanCorp Inc.	8	86
EverBank Financial Corp.	17	235
Evercore Partners Inc. - Class A	24	636
Excel Trust Inc. (e)	28	323
EZCORP Inc. - Class A (c)	38	877
Farmers National Banc Corp. (e)	14	93
FBL Financial Group Inc. - Class A	8	270
FBR Capital Markets Corp. (c)	37	114
Federal Agricultural Mortgage Corp. - Class C	8	212
FelCor Lodging Trust Inc. (c)	100	474
Fidelity Southern Corp. (e)	7	69
Fidus Investment Corp.	7	121
Fifth Street Finance Corp.	65	718
Financial Engines Inc. (c) (e)	38	904
Financial Institutions Inc.	12	215
First American Financial Corp.	86	1,866
First Bancorp Inc. (c) (e)	54	237
First Bancorp Inc.	7	120
First Bancorp Inc.	13	155
First Busey Corp.	63	306
First California Financial Group Inc. (c)	17	119
First Cash Financial Services Inc. (c)	23	1,057
First Commonwealth Financial Corp.	82	581
First Community Bancshares Inc.	13	205
First Connecticut Bancorp Inc.	14	187
First Defiance Financial Corp.	8	146
First Federal Bancshares of Arkansas Inc. (c) (e)	3	26
First Financial Bancorp	47	790
First Financial Bankshares Inc.	25	894
First Financial Corp.	9	283
First Financial Holdings Inc.	14	184
First Financial Northwest Inc. (c) (e)	12	98
First Industrial Realty Trust Inc. (c)	71	929
First Interstate BancSystem Inc.	13	201
First Marblehead Corp. (c)	47	49
First Merchants Corp.	22	331
First Midwest Bancorp Inc.	61	772
First of Long Island Corp.	7	207
First PacTrust Bancorp Inc.	9	108
First Potomac Realty Trust	40	515
FirstMerit Corp.	87	1,284
Flagstone Reinsurance Holdings SA (e)	45	389
Flushing Financial Corp.	26	409
FNB Corp.	111	1,244
FNB United Corp. (c) (e)	8	91
Forestar Group Inc. (c)	27	450
Fortegra Financial Corp. (c)	4	29
Fox Chase Bancorp Inc.	11	170
Franklin Financial Corp. (c)	12	201
Franklin Street Properties Corp.	58	643
FXCM Inc. - Class A (e)	20	195
Gain Capital Holdings Inc. (e)	11	56
GAMCO Investors Inc.	5	262
German American Bancorp Inc.	11	253
Getty Realty Corp. (e)	21	385
GFI Group Inc.	51	162
Glacier Bancorp Inc.	59	916
Gladstone Capital Corp.	18	159
Gladstone Commercial Corp. (e)	9	171
Gladstone Investment Corp.	17	131
Glimcher Realty Trust	111	1,173
Global Indemnity Plc (c)	10	211
Golub Capital BDC Inc.	11	175
Government Properties Income Trust (e)	30	713
Gramercy Capital Corp. (c)	35	105
Great Southern Bancorp Inc.	8	258
Green Dot Corp. (c) (e)	18	224
Greenhill & Co. Inc. (e)	23	1,200
Greenlight Capital Re Ltd. - Class A (c)	22	543
GSV Capital Corp. (c) (e)	15	127
Guaranty Bancorp (c)	58	117
Gyrodyne Co. of America Inc. (c) (e)	1	99
Hallmark Financial Services Inc. (c)	12	95
Hampton Roads Bankshares Inc.	23	35
Hancock Holding Co.	62	1,913
Hanmi Financial Corp. (c)	26	339
Harris & Harris Group Inc. (c)	28	105
Healthcare Realty Trust Inc.	62	1,428
Heartland Financial USA Inc.	11	305
Hercules Technology Growth Capital Inc.	39	425
Heritage Commerce Corp. (c)	18	127
Heritage Financial Corp. (e)	13	197
Heritage Financial Group Inc.	7	87
Heritage Oaks BanCorp (c) (e)	15	88
Hersha Hospitality Trust	141	692
HFF Inc. - Class A (c)	25	375
Highwoods Properties Inc.	60	1,953
Hilltop Holdings Inc. (c)	31	393
Hingham Institution for Savings (e)	1	63
Home Bancorp Inc. (c)	5	94
Home Bancshares Inc.	18	610
Home Federal Bancorp Inc.	14	155
Home Loan Servicing Solutions Ltd.	10	160
Homeowners Choice Inc.	6	129
HomeStreet Inc. (c)	3	122
Horace Mann Educators Corp.	33	593
Horizon BanCorp (e)	3	83
Horizon Technology Finance Corp. (e)	7	117
Hudson Pacific Properties Inc.	30	549
Hudson Valley Holding Corp.	13	214
IberiaBank Corp.	23	1,076
Independence Holding Co. (e)	5	49
Independent Bank Corp. (e)	17	522
Infinity Property & Casualty Corp.	10	587
Inland Real Estate Corp.	61	500
International Bancshares Corp.	44	831
INTL FCStone Inc. (c)	10	197
Invesco Mortgage Capital Inc.	94	1,883
Investment Technology Group Inc. (c)	31	269
Investors Bancorp Inc. (c)	35	642
Investors Real Estate Trust (e)	71	585

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Investors Title Co. (e)	1	62
iStar Financial Inc. (c) (e)	70	579
JMP Group Inc.	13	70
Kaiser Federal Financial Group Inc.	7	104
Kansas City Life Insurance Co.	3	118
KBW Inc. (e)	29	475
KCAP Financial Inc. (e)	17	155
Kearny Financial Corp.	12	113
Kennedy-Wilson Holdings Inc.	36	500
Kite Realty Group Trust	44	222
Knight Capital Group Inc. - Class A (c) (e)	78	210
Ladenburg Thalmann Financial Services Inc. (c) (e)	75	99
Lakeland Bancorp Inc.	22	228
Lakeland Financial Corp.	13	362
LaSalle Hotel Properties	69	1,852
Lexington Realty Trust (e)	97	937
LTC Properties Inc.	24	773
Maiden Holdings Ltd.	41	364
Main Street Capital Corp.	23	679
MainSource Financial Group Inc.	15	195
Manning & Napier Inc. - Class A	11	130
MarketAxess Holdings Inc.	30	942
Marlin Business Services Inc.	7	148
MB Financial Inc.	44	861
MCG Capital Corp.	63	291
Meadowbrook Insurance Group Inc.	41	314
Medallion Financial Corp.	14	163
Medical Properties Trust Inc.	108	1,128
Medley Capital Corp.	18	254
Mercantile BanCorp (c) (e)	7	113
Merchants Bancshares Inc.	4	116
Meridian Interstate BanCorp Inc. (c)	7	108
Metro Bancorp Inc. (c)	11	134
MetroCorp. Bancshares Inc. (c)	12	128
MGIC Investment Corp. (c) (e)	152	232
MicroFinancial Inc.	6	59
Middleburg Financial Corp.	4	73
Midsouth Bancorp Inc.	7	106
MidWestOne Financial Group Inc.	5	112
Mission West Properties Inc.	16	138
Monmouth Real Estate Investment Corp. - Class A	32	364
Montpelier Re Holdings Ltd.	41	901
MVC Capital Inc.	18	237
NASB Financial Inc. (c) (e)	3	80
National Bankshares Inc. (e)	5	170
National Financial Partners Corp. (c) (e)	31	532
National Health Investors Inc.	20	1,003
National Interstate Corp.	6	154
National Penn Bancshares Inc.	101	919
National Western Life Insurance Co. - Class A	2	258
Nationstar Mortgage Holdings Inc. (c)	16	529
Navigators Group Inc. (c)	8	416
NBT Bancorp Inc.	26	577
Nelnet Inc. - Class A	20	466
Netspend Holdings Inc. (c) (e)	24	235
New Mountain Finance Corp. (e)	11	166
New York Mortgage Trust Inc.	20	143
NewStar Financial Inc. (c)	20	236
NGP Capital Resources Co.	19	141
Nicholas Financial Inc.	8	105
Northfield Bancorp Inc.	14	217
Northrim BanCorp Inc.	5	99
NorthStar Realty Finance Corp.	110	699
Northwest Bancshares Inc.	78	952
OceanFirst Financial Corp.	10	153
Ocwen Financial Corp. (c)	87	2,384
Old National Bancorp	75	1,027
Omega Healthcare Investors Inc.	86	1,947
OmniAmerican Bancorp Inc. (c)	9	213
One Liberty Properties Inc.	10	187
OneBeacon Insurance Group Ltd.	19	250
Oppenheimer Holdings Inc. - Class A (e)	9	143
Oriental Financial Group Inc. (e)	34	359
Oritani Financial Corp.	37	549
Pacific Capital Bancorp NA (c)	4	161
Pacific Continental Corp. (e)	14	122
Pacific Mercantile BanCorp (c)	8	53
PacWest Bancorp	24	568
Park National Corp. (e)	9	659
Park Sterling Corp. (c)	26	126
Parkway Properties Inc. (e)	13	174
Peapack Gladstone Financial Corp.	7	111
Pebblebrook Hotel Trust	47	1,094
PennantPark Investment Corp. (e)	44	466
Penns Woods Bancorp Inc.	3	148
Pennsylvania Real Estate Investment Trust	45	710
Pennymac Mortgage Investment Trust	46	1,075
Peoples Bancorp Inc.	8	191
Peoples Federal Bancshares Inc. (e)	5	80
PHH Corp. (c) (e)	45	921
Phoenix Cos. Inc. (c)	5	147
Pico Holdings Inc. (c)	18	416
Pinnacle Financial Partners Inc. (c)	28	536
Piper Jaffray Cos. (c)	13	327
Platinum Underwriters Holdings Ltd.	28	1,134
Portfolio Recovery Associates Inc. (c)	14	1,421
Potlatch Corp.	32	1,200
Preferred Bank (c) (e)	9	127
Presidential Life Corp.	18	258
Primerica Inc.	37	1,073
PrivateBancorp Inc.	47	759
Prospect Capital Corp. (e)	121	1,389
Prosperity Bancshares Inc.	39	1,641
Provident Financial Holdings Inc.	7	105
Provident Financial Services Inc.	48	759
Provident New York Bancorp	28	265
PS Business Parks Inc.	15	1,004
Pzena Investment Management Inc. - Class A	9	48
Radian Group Inc. (e)	108	467
RAIT Financial Trust	42	219
Ramco-Gershenson Properties Trust (e)	38	477
Redwood Trust Inc.	65	935
Regional Management Corp.	4	64
Renasant Corp.	20	395
Republic Bancorp Inc. - Class A	8	168
Resource America Inc. - Class A	9	63
Resource Capital Corp.	66	390
Retail Opportunity Investments Corp. (e)	40	521
RLI Corp.	17	1,125
RLJ Lodging Trust	85	1,603
Rockville Financial Inc.	24	297
Roma Financial Corp. (e)	4	38
Rouse Properties Inc. (e)	17	243
S&T Bancorp Inc. (e)	23	410
Sabra Healthcare REIT Inc.	29	590
Safety Insurance Group Inc.	10	466
Sandy Spring Bancorp Inc.	20	389
Saul Centers Inc.	6	267
SCBT Financial Corp.	12	489
SeaBright Insurance Holdings Inc. (e)	17	190
Seacoast Banking Corp. of Florida (c) (e)	67	106
Select Income REIT	7	173
Selective Insurance Group	45	853
SI Financial Group Inc.	8	95

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Sierra Bancorp	10	120
Simmons First National Corp. - Class A	13	324
Solar Capital Ltd.	29	671
Solar Senior Capital Ltd.	7	131
Southside Bancshares Inc. (e)	13	292
Southwest Bancorp Inc. (c)	14	156
Sovran Self Storage Inc.	23	1,335
STAG Industrial Inc.	24	396
Starwood Property Trust Inc.	94	2,192
State Auto Financial Corp.	13	212
State Bank Financial Corp.	26	422
StellarOne Corp.	20	259
Sterling Bancorp	24	239
Sterling Financial Corp.	22	496
Stewart Information Services Corp.	16	313
Stifel Financial Corp. (c)	43	1,435
Strategic Hotels & Resorts Inc. (c)	143	860
Suffolk Bancorp (c)	7	102
Summit Hotel Properties Inc.	24	201
Sun Bancorp Inc. (c)	36	121
Sun Communities Inc.	21	931
Sunstone Hotel Investors Inc. (c)	111	1,226
Susquehanna Bancshares Inc.	152	1,594
SWS Group Inc. (c)	26	157
SY Bancorp Inc.	10	246
Symetra Financial Corp.	63	780
Taylor Capital Group Inc. (c)	13	219
TCP Capital Corp. (e)	4	70
Tejon Ranch Co. (c)	11	330
Terreno Realty Corp.	12	185
Territorial Bancorp Inc.	9	208
Texas Capital Bancshares Inc. (c)	32	1,592
THL Credit Inc.	8	118
Thomas Properties Group Inc.	25	143
TICC Capital Corp.	30	317
Tompkins Financial Corp.	9	377
Tower Group Inc.	28	536
TowneBank (e)	22	340
Tree.com Inc. (c)	5	72
Triangle Capital Corp. (e)	22	562
Trico Bancshares	12	194
TrustCo Bank Corp.	78	446
Trustmark Corp.	52	1,254
Two Harbors Investment Corp.	226	2,654
UMB Financial Corp.	26	1,250
UMH Properties Inc.	11	127
Umpqua Holdings Corp.	91	1,175
Union First Market Bankshares Corp.	17	260
United Bankshares Inc. (e)	40	998
United Community Banks Inc. (c)	32	267
United Financial Bancorp Inc.	13	193
United Fire Group Inc.	18	441
Universal Health Realty Income Trust	10	456
Universal Insurance Holdings Inc.	18	69
Univest Corp. of Pennsylvania	13	242
Urstadt Biddle Properties Inc. - Class A	19	388
ViewPoint Financial Group	27	512
Virginia Commerce Bancorp (c)	20	174
Virtus Investment Partners Inc. (c)	5	420
Walker & Dunlop Inc. (c)	10	146
Walter Investment Management Corp. (c)	24	872
Washington Banking Co.	11	161
Washington REIT	53	1,413
Washington Trust Bancorp Inc.	12	306
Waterstone Financial Inc.	4	22
Webster Financial Corp.	57	1,360
WesBanco Inc.	19	390
West Bancorp Inc.	12	143
West Coast Bancorp	16	365
Westamerica Bancorporation (e)	23	1,069
Western Alliance Bancorp (c)	56	573
Western Asset Mortgage Capital Corp. (e)	6	136
Westfield Financial Inc.	20	147
Westwood Holdings Group Inc.	5	213
Whitestone REIT (e)	8	99
Wilshire Bancorp Inc. (c)	49	311
Winthrop Realty Trust	25	267
Wintrust Financial Corp.	29	1,087
WisdomTree Investments Inc. (c)	45	300
World Acceptance Corp. (c) (e)	8	561
WSFS Financial Corp.	6	242
		210,853
HEALTH CARE - 13.1%
Abaxis Inc. (c)	17	617
Abiomed Inc. (c) (e)	27	562
Acadia HealthCare Co. Inc. (c)	18	419
Accretive Health Inc. (c)	47	522
Accuray Inc. (c)	55	389
Achillion Pharmaceuticals Inc. (c)	41	426
Acorda Therapeutics Inc. (c)	32	820
Acura Pharmaceuticals Inc. (c)	10	18
Aegerion Pharmaceuticals Inc. (c)	19	287
Affymax Inc. (c)	30	630
Affymetrix Inc. (c) (e)	56	242
Agenus Inc. (c) (e)	17	80
Air Methods Corp. (c)	10	1,220
Akorn Inc. (c) (e)	47	620
Align Technology Inc. (c)	58	2,151
Alkermes Plc (c)	99	2,059
Almost Family Inc. (c)	7	143
Alnylam Pharmaceuticals Inc. (c) (e)	38	716
Alphatec Holdings Inc. (c)	39	65
AMAG Pharmaceuticals Inc. (c)	16	291
Amedisys Inc. (c)	24	338
Amicus Therapeutics Inc. (c)	23	120
AMN Healthcare Services Inc. (c)	34	338
Ampio Pharmaceuticals Inc. (c) (e)	20	76
Amsurg Corp. (c)	25	717
Anacor Pharmaceuticals Inc. (c)	12	79
Analogic Corp.	10	764
AngioDynamics Inc. (c) (e)	19	236
Anika Therapeutics Inc. (c)	9	135
Antares Pharma Inc. (c) (e)	73	319
Arena Pharmaceuticals Inc. (c) (e)	172	1,435
ArQule Inc. (c)	46	236
Array BioPharma Inc. (c)	69	405
ArthroCare Corp. (c)	22	717
Assisted Living Concepts Inc. - Class A (e)	14	110
Astex Pharmaceuticals (c) (e)	71	219
athenahealth Inc. (c) (e)	29	2,659
AtriCure Inc. (c)	11	83
Atrion Corp. (e)	1	283
Auxilium Pharmaceuticals Inc. (c) (e)	39	943
AVANIR Pharmaceuticals - Class A (c) (e)	109	350
AVEO Pharmaceuticals Inc. (c) (e)	30	312
BG Medicine Inc. (c) (e)	8	30
Bio-Reference Labs Inc. (c) (e)	20	579
BioCryst Pharmaceuticals Inc. (c) (e)	38	160
BioDelivery Sciences International Inc. (c)	16	103
BioScrip Inc. (c)	37	340
BioSpecifics Technologies Corp. (c)	5	89
Biotime Inc. (c) (e)	23	99
Cadence Pharmaceuticals Inc. (c) (e)	50	195
Cambrex Corp. (c)	23	267
Cantel Medical Corp.	18	477

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Capital Senior Living Corp. (c)	23	333
Cardiovascular Systems Inc. (c)	15	168
Celldex Therapeutics Inc. (c)	48	300
Cempra Inc. (c)	3	24
Centene Corp. (c)	41	1,532
Cepheid Inc. (c)	53	1,834
Cerus Corp. (c)	42	144
Chemed Corp.	16	1,087
ChemoCentryx Inc. (c)	5	58
Chindex International Inc. (c)	9	89
Clovis Oncology Inc. (c) (e)	10	214
Codexis Inc. (c) (e)	24	73
Computer Programs & Systems Inc.	9	483
Conceptus Inc. (c)	26	528
Conmed Corp.	22	640
Corcept Therapeutics Inc. (c) (e)	45	124
Cornerstone Therapeutics Inc. (c)	6	33
Coronado Biosciences Inc. (e)	17	88
Corvel Corp. (c)	5	208
Cross Country Healthcare Inc. (c)	21	99
CryoLife Inc.	25	165
Cubist Pharmaceuticals Inc. (c)	51	2,444
Cumberland Pharmaceuticals Inc. (c)	9	59
Curis Inc. (c) (e)	64	265
Cyberonics Inc. (c)	22	1,150
Cynosure Inc. - Class A (c)	8	217
Cytori Therapeutics Inc. (c) (e)	45	199
Dendreon Corp. (c) (e)	123	593
DepoMed Inc. (c)	45	269
Derma Sciences Inc. (c) (e)	7	73
DexCom Inc. (c)	56	846
Discovery Laboratories Inc. (c) (e)	33	109
DUSA Pharmaceuticals Inc. (c)	22	147
Dyax Corp. (c)	87	225
Dynavax Technologies Inc. (c) (e)	144	686
Emergent BioSolutions Inc. (c)	21	298
Emeritus Corp. (c)	25	533
Endocyte Inc. (c)	23	226
Endologix Inc. (c)	46	631
Ensign Group Inc.	14	430
EnteroMedics Inc. (c) (e)	19	71
Enzon Pharmaceuticals Inc. (c) (e)	33	226
Epocrates Inc. (c) (e)	14	166
Exact Sciences Corp. (c)	51	557
ExacTech Inc. (c)	7	118
ExamWorks Group Inc. (c)	23	336
Exelixis Inc. (c) (e)	144	696
Five Star Quality Care Inc. (c)	32	166
Fluidigm Corp. (c)	19	325
Furiex Pharmaceuticals Inc. (c)	7	140
Genomic Health Inc. (c)	13	452
Gentiva Health Services Inc. (c)	26	296
Geron Corp. (c) (e)	113	193
Greatbatch Inc. (c)	19	463
Greenway Medical Technologies (e)	6	96
GTx Inc. (c)	17	78
Haemonetics Corp. (c)	20	1,615
Halozyme Therapeutics Inc. (c)	71	535
Hanger Orthopedic Group Inc. (c)	27	778
Hansen Medical Inc. (c) (e)	49	95
Harvard Bioscience Inc. (c)	23	97
Healthsouth Corp. (c)	78	1,865
HealthStream Inc. (c)	16	448
Healthways Inc. (c)	27	313
HeartWare International Inc. (c) (e)	11	1,065
Hi-Tech Pharmacal Co. Inc. (c)	9	299
HMS Holdings Corp. (c)	70	2,324
Horizon Pharma Inc. (c)	16	56
ICU Medical Inc. (c)	10	625
Idenix Pharmaceuticals Inc. (c)	71	324
ImmunoCellular Therapeutics Ltd. (c)	30	85
Immunogen Inc. (c) (e)	68	995
Immunomedics Inc. (c) (e)	50	176
Impax Laboratories Inc. (c)	53	1,385
Infinity Pharmaceuticals Inc. (c) (e)	19	449
Insulet Corp. (c)	39	845
Integra LifeSciences Holdings Corp. (c)	16	640
InterMune Inc. (c)	50	452
Invacare Corp.	25	347
IPC The Hospitalist Co. Inc. (c)	13	607
IRIS International Inc. (c)	13	257
Ironwood Pharmaceuticals Inc. (c) (e)	60	767
Isis Pharmaceuticals Inc. (c) (e)	80	1,123
Jazz Pharmaceuticals Plc (c)	34	1,921
Keryx Biopharmaceuticals Inc. (c) (e)	59	166
Kindred Healthcare Inc. (c)	43	485
Landauer Inc.	8	453
Lannett Co. Inc. (c)	11	53
Lexicon Pharmaceuticals Inc. (c) (e)	166	385
LHC Group Inc. (c)	13	231
Ligand Pharmaceuticals Inc. (c)	14	242
Luminex Corp. (c)	33	647
Magellan Health Services Inc. (c)	22	1,149
MAKO Surgical Corp. (c) (e)	30	522
MannKind Corp. (c) (e)	87	250
MAP Pharmaceuticals Inc. (c) (e)	19	298
Masimo Corp. (c)	41	981
Maxygen Inc.	22	59
MedAssets Inc. (c)	48	851
Medicines Co. (c)	44	1,133
Medicis Pharmaceutical Corp. - Class A	47	2,018
Medidata Solutions Inc. (c)	18	759
Mediware Information Systems (c)	3	60
Merge Healthcare Inc. (c) (e)	43	163
Meridian Bioscience Inc. (e)	33	633
Merit Medical Systems Inc. (c)	34	502
Merrimack Pharmaceuticals Inc. (e)	12	109
Metropolitan Health Networks Inc. (c)	34	318
Molina Healthcare Inc. (c)	24	604
Momenta Pharmaceuticals Inc. (c)	38	548
MWI Veterinary Supply Inc. (c)	10	1,081
National Healthcare Corp. (e)	9	406
National Research Corp. (e)	2	108
Natus Medical Inc. (c)	25	325
Navidea Biopharmaceuticals Inc. (c) (e)	75	207
Nektar Therapeutics (c) (e)	94	1,004
Neogen Corp. (c)	19	824
Neurocrine Biosciences Inc. (c)	51	408
NewLink Genetics Corp. (c) (e)	10	158
Novavax Inc. (c) (e)	96	208
NPS Pharmaceuticals Inc. (c)	69	635
NuVasive Inc. (c)	34	789
NxStage Medical Inc. (c) (e)	41	538
Obagi Medical Products Inc. (c)	14	174
Omeros Corp. (c)	22	211
Omnicell Inc. (c)	28	390
OncoGenex Pharmaceutical Inc. (c) (e)	11	153
Oncothyreon Inc. (c) (e)	49	253
Opko Health Inc. (c) (e)	83	348
Optimer Pharmaceuticals Inc. (c) (e)	37	522
OraSure Technologies Inc. (c)	45	500
Orexigen Therapeutics Inc. (c) (e)	46	265
Orthofix International NV (c)	15	690
Osiris Therapeutics Inc. (c) (e)	13	141
Owens & Minor Inc.	50	1,508
Pacific Biosciences of California Inc. (c) (e)	28	52

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Pacira Pharmaceuticals Inc. (c)	14	246
Pain Therapeutics Inc. (c)	28	140
Palomar Medical Technologies Inc. (c)	16	148
Par Pharmaceutical Cos. Inc. (c)	29	1,463
Parexel International Corp. (c)	48	1,465
PDI Inc. (c)	8	61
PDL BioPharma Inc.	111	851
Pernix Therapeutics Holdings (c) (e)	7	52
Pharmacyclics Inc. (c)	44	2,836
PharMerica Corp. (c)	24	304
PhotoMedex Inc. (c) (e)	10	141
Pozen Inc. (c)	22	148
Progenics Pharmaceuticals Inc. (c)	25	71
Providence Services Corp. (c)	11	146
PSS World Medical Inc. (c)	40	920
Quality Systems Inc.	32	585
Questcor Pharmaceuticals Inc. (c) (e)	44	806
Quidel Corp. (c) (e)	22	416
Raptor Pharmaceutical Corp. (c) (e)	40	223
Repligen Corp. (c)	24	140
Repros Therapeutics Inc. (c) (e)	11	172
Rigel Pharmaceuticals Inc. (c)	59	605
Rochester Medical Corp. (c)	8	96
Rockwell Medical Technologies Inc. (c)	18	146
RTI Biologics Inc. (c)	41	171
Sagent Pharmaceuticals Inc. (c)	7	115
Sangamo Biosciences Inc. (c) (e)	45	272
Santarus Inc. (c)	43	381
Sciclone Pharmaceuticals Inc. (c)	44	242
Seattle Genetics Inc. (c) (e)	77	2,075
Select Medical Holdings Corp. (c)	28	315
Sequenom Inc. (c) (e)	96	340
SIGA Technologies Inc. (c) (e)	33	107
Skilled Healthcare Group Inc. - Class A (c)	18	116
Solta Medical Inc. (c)	53	167
Spectranetics Corp. (c)	29	424
Spectrum Pharmaceuticals Inc. (c) (e)	49	574
Staar Surgical Co. (c)	27	203
STERIS Corp.	47	1,664
Sucampo Pharmaceuticals Inc. - Class A (c)	8	40
Sun Healthcare Group Inc. (c)	22	184
Sunesis Pharmaceuticals Inc. (c) (e)	17	98
Sunrise Senior Living Inc. (c)	45	640
Supernus Pharmaceuticals Inc. (c) (e)	4	41
SurModics Inc. (c)	10	193
Symmetry Medical Inc. (c)	29	287
Synageva BioPharma Corp. (c)	8	433
Synergy Pharmaceuticals Inc. (c) (e)	31	150
Synta Pharmaceuticals Corp. (c) (e)	29	218
Targacept Inc. (c)	25	121
Team Health Holdings Inc. (c)	23	633
Theravance Inc. (c) (e)	49	1,270
Threshold Pharmaceuticals Inc. (c) (e)	34	249
Tornier BV (c)	12	220
Transcept Pharmaceuticals Inc. (c)	12	64
Triple-S Management Corp. - Class B (c)	16	330
Trius Therapeutics Inc. (c)	19	111
Unilife Corp. (c) (e)	70	217
Universal American Corp. (c)	29	267
US Physical Therapy Inc.	9	253
Utah Medical Products Inc.	3	85
Vanda Pharmaceuticals Inc. (c)	21	84
Vanguard Health Systems Inc. (c)	26	322
Vascular Solutions Inc. (c)	12	177
Ventrus Biosciences Inc. (c) (e)	10	34
Verastem Inc. (e)	5	43
Vical Inc. (c)	66	287
ViroPharma Inc. (c)	55	1,676
Vivus Inc. (c) (e)	81	1,440
Vocera Communications Inc.	5	159
Volcano Corp. (c)	42	1,211
WellCare Health Plans Inc. (c)	35	1,974
West Pharmaceutical Services Inc.	27	1,429
Wright Medical Group Inc. (c) (e)	32	714
XenoPort Inc. (c)	30	349
XOMA Corp. (c) (e)	52	192
Young Innovations Inc.	4	158
Zeltiq Aesthetics Inc. (c) (e)	13	73
ZIOPHARM Oncology Inc. (c) (e)	51	277
Zogenix Inc. (c) (e)	50	134
		129,682
INDUSTRIALS - 14.3%
A.T. Cross Co. (c)	9	88
A123 Systems Inc. (c)	73	18
AAON Inc. (e)	14	278
AAR Corp.	32	532
ABM Industries Inc.	43	812
Acacia Research Corp. (c)	39	1,082
ACCO Brands Corp. (c)	90	584
Accuride Corp. (c)	36	170
Aceto Corp.	20	190
Acorn Energy Inc. (e)	14	122
Actuant Corp. - Class A	59	1,691
Acuity Brands Inc.	34	2,169
Advisory Board Co. (c)	27	1,305
Aegion Corp. (c)	31	593
AeroVironment Inc. (c)	15	342
Air Transport Services Group Inc (c)	41	180
Aircastle Ltd.	48	549
Alamo Group Inc.	6	194
Alaska Air Group Inc. (c)	58	2,019
Albany International Corp. - Class A	22	484
Allegiant Travel Co. (c) (e)	12	756
Altra Holdings Inc.	22	393
Amerco Inc.	7	738
Ameresco Inc. - Class A (c) (e)	16	183
American Railcar Industries Inc. (c)	8	216
American Reprographics Co. (c)	30	126
American Science & Engineering Inc. (e)	7	477
American Superconductor Corp. (c)	31	130
American Woodmark Corp. (c)	9	170
Ampco-Pittsburgh Corp.	6	116
AO Smith Corp.	32	1,817
API Technologies Corp. (c) (e)	25	71
Apogee Enterprises Inc.	22	426
Applied Industrial Technologies Inc.	34	1,391
Argan Inc.	9	154
Arkansas Best Corp.	19	154
Asta Funding Inc.	8	79
Astec Industries Inc. (c)	16	510
Astronics Corp. (c)	9	276
Atlas Air Worldwide Holdings Inc. (c)	21	1,087
Avis Budget Group Inc. (c)	84	1,298
AZZ Inc.	20	761
Barnes Group Inc.	43	1,081
Barrett Business Services Inc.	6	163
Beacon Roofing Supply Inc. (c)	37	1,065
Belden Inc.	36	1,332
Blount International Inc. (c)	39	508
BlueLinx Holdings Inc. (c)	18	43
Brady Corp. - Class A	39	1,144
Briggs & Stratton Corp.	38	713
Brink’s Co.	38	969
Builders FirstSource Inc. (c) (e)	39	201
CAI International Inc. (c)	11	227

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Capstone Turbine Corp. (c) (e)	255	255
Cascade Corp.	8	422
Casella Waste Systems Inc. - Class A (c)	18	78
CBIZ Inc. (c) (e)	32	191
CDI Corp.	11	182
Ceco Environmental Corp.	5	53
Celadon Group Inc.	15	242
Cenveo Inc. (c) (e)	42	95
Ceradyne Inc.	20	486
Chart Industries Inc. (c)	24	1,790
Chase Corp. (e)	4	71
CIRCOR International Inc.	14	528
CLARCOR Inc.	41	1,816
Coleman Cable Inc. (e)	8	80
Columbus Mckinnon Corp. (c)	17	251
Comfort Systems USA Inc.	31	336
Commercial Vehicle Group Inc. (c)	21	156
Consolidated Graphics Inc. (c)	6	170
Corporate Executive Board Co.	27	1,425
Courier Corp.	9	112
CPI Aerostructures Inc. (c)	4	47
CRA International Inc. (c)	8	141
Cubic Corp.	13	655
Curtiss-Wright Corp.	37	1,221
Deluxe Corp.	41	1,241
DigitalGlobe Inc. (c) (e)	30	607
Dolan Media Co. (c)	22	118
Dollar Thrifty Automotive Group Inc. (c) (e)	23	1,976
Douglas Dynamics Inc.	17	252
DXP Enterprises Inc. (c)	7	341
Dycom Industries Inc. (c) (e)	27	384
Dynamic Materials Corp.	10	154
Eastern Co. (e)	5	89
Echo Global Logistics Inc. (c) (e)	11	195
Edgen Group Inc. - Class A	11	89
EMCOR Group Inc.	53	1,513
Encore Capital Group Inc. (c)	18	512
Encore Wire Corp.	16	456
Energy Recovery Inc. (c)	36	106
EnergySolutions Inc. (c)	62	169
EnerNOC Inc. (c) (e)	21	277
EnerSys	38	1,345
Ennis Inc.	22	362
Enphase Energy Inc. (c) (e)	6	25
EnPro Industries Inc. (c)	16	590
ESCO Technologies Inc.	21	829
Esterline Technologies Corp. (c)	24	1,367
Exponent Inc. (c)	11	604
Federal Signal Corp. (c)	49	309
Flow International Corp. (c)	35	131
Forward Air Corp.	23	707
Franklin Covey Co. (c)	12	146
Franklin Electric Co. Inc.	19	1,130
FreightCar America Inc.	9	158
FTI Consulting Inc. (c)	33	893
FuelCell Energy Inc. (c) (e)	118	104
Furmanite Corp. (c) (e)	30	168
G&K Services Inc. - Class A	15	461
Genco Shipping & Trading Ltd. (c)	31	113
GenCorp Inc. (c)	50	472
Generac Holdings Inc.	20	456
Genesee & Wyoming Inc. - Class A (c)	33	2,193
Geo Group Inc.	50	1,383
GeoEye Inc. (c)	12	320
Gibraltar Industries Inc. (c)	25	319
Global Power Equipment Group Inc.	15	269
Gorman-Rupp Co.	13	344
GP Strategies Corp. (c)	11	216
Graham Corp. (e)	8	153
Granite Construction Inc.	30	876
Great Lakes Dredge & Dock Corp.	48	366
Greenbrier Cos. Inc. (c) (e)	18	284
Griffon Corp.	37	376
H&E Equipment Services Inc.	23	278
Hardinge Inc.	9	91
Hawaiian Holdings Inc. (c)	43	243
Healthcare Services Group Inc.	53	1,223
Heartland Express Inc. (e)	40	536
HEICO Corp.	43	1,654
Heidrick & Struggles International Inc.	15	185
Heritage-Crystal Clean Inc. (c) (e)	7	138
Herman Miller Inc.	48	926
Hexcel Corp. (c)	81	1,937
Hill International Inc. (c)	18	79
HNI Corp.	37	947
Houston Wire & Cable Co.	14	154
HUB Group Inc. - Class A (c)	30	877
Hudson Global Inc. (c)	28	125
Hurco Cos. Inc. (c)	5	117
Huron Consulting Group Inc. (c)	19	657
ICF International Inc. (c)	17	336
II-VI Inc. (c)	42	800
InnerWorkings Inc. (c) (e)	24	318
Insperity Inc.	18	453
Insteel Industries Inc. (e)	15	176
Interface Inc.	48	636
International Shipholding Corp.	4	69
Intersections Inc.	9	93
JetBlue Airways Corp. (c)	190	911
John Bean Technologies Corp.	24	394
Kadant Inc. (c)	9	213
Kaman Corp. - Class A	21	746
Kaydon Corp.	26	590
Kelly Services Inc. - Class A	21	270
Keyw Holding Corp. (c) (e)	16	200
Kforce Inc. (c)	23	270
Kimball International Inc. - Class B	28	336
Knight Transportation Inc.	47	676
Knoll Inc.	37	522
Korn/Ferry International (c)	38	588
Kratos Defense & Security Solutions Inc. (c)	33	193
Layne Christensen Co. (c) (e)	17	327
LB Foster Co.	7	232
Lindsay Corp.	10	750
LMI Aerospace Inc. (c)	8	162
LSI Industries Inc.	17	116
Lydall Inc. (c)	14	192
Marten Transport Ltd.	12	212
MasTec Inc. (c)	47	917
McGrath RentCorp	20	518
Meritor Inc. (c)	78	330
Met-Pro Corp.	11	98
Metalico Inc. (c)	30	77
Michael Baker Corp. (c)	6	149
Middleby Corp. (c)	15	1,755
Miller Industries Inc.	8	132
Mine Safety Appliances Co.	22	821
Mistras Group Inc. (c)	13	294
Mobile Mini Inc. (c) (e)	32	527
Moog Inc. - Class A (c)	36	1,362
Mueller Industries Inc.	22	998
Mueller Water Products Inc.	130	635
Multi-Color Corp.	10	241
MYR Group Inc. (c)	16	315
NACCO Industries Inc. - Class A	5	573
National Presto Industries Inc. (e)	4	296

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Navigant Consulting Inc. (c)	41	453
NCI Building Systems Inc. (c)	16	157
NL Industries Inc.	6	73
NN Inc. (c)	15	127
Nortek Inc. (c)	6	324
Northwest Pipe Co. (c)	8	187
Odyssey Marine Exploration Inc. (c) (e)	60	189
Old Dominion Freight Line Inc. (c)	58	1,742
Omega Flex Inc. (c)	1	10
On Assignment Inc. (c)	35	705
Orbital Sciences Corp. (c)	46	677
Orion Marine Group Inc. (c)	23	168
Pacer International Inc. (c)	30	121
Park-Ohio Holdings Corp. (c)	6	140
Patrick Industries Inc. (c)	3	47
Patriot Transportation Holding Inc. (c)	5	127
Pendrell Corp. (c)	137	154
PGT Inc. (c) (e)	15	49
Pike Electric Corp. (c)	15	116
PMFG Inc. (c)	17	138
Powell Industries Inc. (c)	7	260
Preformed Line Products Co.	2	83
Primoris Services Corp.	24	317
Proto Labs Inc. (c)	4	123
Quad/Graphics Inc. (e)	21	351
Quality Distribution Inc. (c)	16	152
Quanex Building Products Corp.	29	543
RailAmerica Inc. (c)	16	431
Rand Logistics Inc. (c)	13	102
Raven Industries Inc.	29	850
RBC Bearings Inc. (c)	18	873
Republic Airways Holdings Inc. (c)	36	165
Resources Connection Inc.	33	430
Rexnord Corp.	24	440
Roadrunner Transportation Systems Inc. (c)	10	160
Robbins & Myers Inc.	31	1,860
RPX Corp. (c)	16	182
Rush Enterprises Inc. - Class A (c)	27	516
Saia Inc. (c)	13	257
Sauer-Danfoss Inc.	9	374
Schawk Inc. - Class A	10	133
Seaboard Corp. (c)	—	572
SeaCube Container Leasing Ltd.	10	181
SIFCO Industries Inc.	2	35
Simpson Manufacturing Co. Inc.	32	918
SkyWest Inc.	39	405
Spirit Airlines Inc. (c)	34	584
Standard Parking Corp. (c)	13	297
Standex International Corp.	10	466
Steelcase Inc. - Class A	62	613
Sterling Construction Co. Inc. (c)	11	114
Sun Hydraulics Corp.	16	428
Swift Transporation Co. (c)	63	546
Swisher Hygiene Inc. (c) (e)	87	119
Sykes Enterprises Inc. (c)	32	426
Sypris Solutions Inc.	8	58
TAL International Group Inc. (e)	23	792
Taser International Inc. (c)	41	249
Team Inc. (c)	16	509
Teledyne Technologies Inc. (c)	30	1,888
Tennant Co.	15	663
Tetra Tech Inc. (c)	50	1,324
Textainer Group Holdings Ltd. (e)	10	314
Thermon Group Holdings Inc. (c)	11	283
Titan International Inc. (e)	35	612
Titan Machinery Inc. (c)	14	276
TMS International Corp. (c)	10	100
TRC Cos. Inc. (c)	11	81
Tredegar Corp.	20	362
Trex Co. Inc. (c) (e)	11	390
TriMas Corp. (c)	27	641
TrueBlue Inc. (c)	32	502
Tutor Perini Corp. (c)	28	315
Twin Disc Inc. (e)	7	119
UniFirst Corp.	12	793
United Rentals Inc. (c)	—	—
United Stationers Inc.	32	835
Universal Forest Products Inc.	16	656
Universal Truckload Services Inc.	5	82
US Airways Group Inc. (c) (e)	129	1,348
US Ecology Inc.	14	306
USG Corp. (c) (e)	59	1,294
Viad Corp.	17	356
Vicor Corp.	14	96
VSE Corp.	3	82
Wabash National Corp. (c)	57	407
WageWorks Inc. (c)	5	87
Watsco Inc.	24	1,806
Watts Water Technologies Inc. - Class A	24	898
Werner Enterprises Inc.	35	754
WESCO Aircraft Holdings Inc. (c)	16	215
Willis Lease Finance Corp. (c)	4	51
Woodward Governor Co.	56	1,902
XPO Logistics Inc. (c) (e)	13	165
Zipcar Inc. (c) (e)	21	160
		141,695
INFORMATION TECHNOLOGY - 16.7%
3D Systems Corp. (c) (e)	38	1,248
Accelrys Inc. (c)	44	383
ACI Worldwide Inc. (c)	32	1,335
Active Network Inc. (c)	30	373
Actuate Corp. (c)	38	266
Acxiom Corp. (c)	63	1,146
ADTRAN Inc. (e)	52	896
Advanced Energy Industries Inc. (c)	32	394
Advent Software Inc. (c)	26	639
Aeroflex Holding Corp. (c)	15	99
Agilysys Inc. (c)	14	124
Alpha & Omega Semiconductor Ltd. (c)	15	132
American Software Inc. - Class A	19	158
Amkor Technology Inc. (c) (e)	64	281
Anadigics Inc. (c)	53	74
Anaren Inc. (c)	12	240
Ancestry.com Inc. (c)	24	714
Angie’s List Inc. (c) (e)	27	288
Anixter International Inc.	23	1,317
Applied Micro Circuits Corp. (c)	47	240
Arris Group Inc. (c)	92	1,176
Aruba Networks Inc. (c) (e)	89	1,999
Aspen Technology Inc. (c)	76	1,961
ATMI Inc. (c)	25	459
Audience Inc. (c)	5	29
AuthenTec Inc. (c)	34	272
AVG Technologies NV	6	56
Aviat Networks Inc. (c)	46	109
Avid Technology Inc. (c)	22	210
Aware Inc.	9	55
Axcelis Technologies Inc. (c)	90	95
AXT Inc. (c)	27	92
Badger Meter Inc.	12	420
Bankrate Inc. (c) (e)	38	591
Bazaarvoice Inc. (e)	8	122
Bel Fuse Inc. - Class B	8	142
Benchmark Electronics Inc. (c)	46	700
Black Box Corp.	14	351

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Blackbaud Inc.	37	882
Blucora Inc. (c)	32	575
Bottomline Technologies Inc. (c)	28	703
Brightcove Inc. (c) (e)	4	49
Brightpoint Inc. (c)	56	499
BroadSoft Inc. (c) (e)	22	922
Brooks Automation Inc.	53	428
Cabot Microelectronics Corp.	19	656
CACI International Inc. - Class A (c)	22	1,124
CalAmp Corp. (c)	22	180
Calix Inc. (c) (e)	29	185
Callidus Software Inc. (c) (e)	30	148
Carbonite Inc. (c)	9	61
Cardtronics Inc. (c)	35	1,046
Cass Information Systems Inc.	8	317
Cavium Inc. (c) (e)	40	1,319
Ceva Inc. (c)	20	281
Checkpoint Systems Inc. (c)	34	284
Ciber Inc. (c) (e)	56	195
Ciena Corp. (c)	79	1,072
Cirrus Logic Inc. (c)	52	2,004
Cognex Corp.	34	1,179
Coherent Inc. (c)	19	887
Cohu Inc.	20	186
CommVault Systems Inc. (c)	36	2,124
Computer Task Group Inc. (c) (e)	13	204
comScore Inc. (c)	27	415
Comtech Telecommunications Corp. (e)	15	418
Comverse Technology Inc. (c)	175	1,073
Constant Contact Inc. (c) (e)	25	439
Convergys Corp.	93	1,454
Cornerstone OnDemand Inc. (c) (e)	28	847
CoStar Group Inc. (c)	23	1,839
Cray Inc. (c)	28	360
CSG Systems International Inc. (c)	26	595
CTS Corp.	27	268
Cymer Inc. (c)	25	1,255
Daktronics Inc.	31	294
Datalink Corp. (c)	12	96
DealerTrack Holdings Inc. (c)	34	942
Deltek Inc. (c)	17	216
Demand Media Inc. (c) (e)	23	249
Demandware Inc. (c) (e)	5	159
Dice Holdings Inc. (c)	36	306
Digi International Inc. (c) (e)	22	225
Digimarc Corp.	6	136
Digital River Inc. (c)	29	487
Diodes Inc. (c)	28	485
DSP Group Inc. (c)	20	118
DTS Inc. (c)	14	335
Earthlink Inc.	83	593
Ebix Inc. (e)	23	544
Echelon Corp. (c)	25	98
Electro Rent Corp.	15	271
Electro Scientific Industries Inc.	20	240
Electronics for Imaging Inc. (c)	36	604
Ellie Mae Inc. (c)	21	565
Emulex Corp. (c)	70	503
Entegris Inc. (c)	109	890
Entropic Communications Inc. (c)	71	413
Envestnet Inc. (c)	17	200
Envivio Inc. (c)	6	13
EPAM Systems Inc.	5	90
EPIQ Systems Inc.	25	341
ePlus Inc. (c)	4	142
Euronet Worldwide Inc. (c)	42	782
ExactTarget Inc. (c)	7	180
Exar Corp. (c)	32	254
ExlService Holdings Inc. (c)	19	571
Extreme Networks (c)	72	240
Fabrinet (c)	17	193
Fair Isaac Corp.	28	1,234
FalconStor Software Inc. (c)	30	70
FARO Technologies Inc. (c)	14	579
FEI Co.	31	1,646
Finisar Corp. (c) (e)	73	1,040
First Solar Inc. (c) (e)	48	1,066
FormFactor Inc. (c)	38	212
Forrester Research Inc.	11	325
FSI International Inc. (c)	34	210
Geeknet Inc. (c) (e)	4	80
Global Cash Access Holdings Inc. (c)	53	427
Globecomm Systems Inc. (c)	17	194
Glu Mobile Inc. (c) (e)	42	193
GSI Group Inc. (c)	24	212
GSI Technology Inc. (c)	19	94
GT Advanced Technologies Inc. (c) (e)	93	505
Guidance Software Inc. (c)	12	130
Guidewire Software Inc.	16	501
Hackett Group Inc. (c)	19	79
Harmonic Inc. (c)	95	431
Heartland Payment Systems Inc.	31	979
Higher One Holdings Inc. (c) (e)	25	333
Hittite Microwave Corp. (c)	25	1,390
iGate Corp. (c)	26	470
Imation Corp. (c)	27	149
Immersion Corp. (c)	20	110
Imperva Inc. (c)	7	276
Infinera Corp. (c) (e)	91	497
Infoblox Inc. (c) (e)	6	138
Innodata Isogen Inc. (c)	17	69
Inphi Corp. (c) (e)	19	206
Insight Enterprises Inc. (c)	35	607
Integrated Device Technology Inc. (c)	115	675
Integrated Silicon Solutions Inc. (c)	21	198
Interactive Intelligence Group (c)	12	357
InterDigital Inc. (e)	35	1,317
Intermec Inc. (c)	46	283
Intermolecular Inc. (c)	11	75
Internap Network Services Corp. (c)	43	304
International Rectifier Corp. (c)	55	920
Intersil Corp.	101	888
Intevac Inc. (c)	18	111
IntraLinks Holdings Inc. (c)	32	209
InvenSense Inc. (e)	30	363
Ipass Inc. (c)	40	87
Ixia (c)	35	561
IXYS Corp. (c)	20	200
j2 Global Inc. (e)	37	1,210
JDA Software Group Inc. (c)	34	1,077
Jive Software Inc. (e)	13	207
Kemet Corp. (c)	34	149
Kenexa Corp. (c)	22	1,028
Key Tronic Corp. (c)	8	79
Keynote Systems Inc.	13	188
KIT Digital Inc. (c) (e)	50	149
Kopin Corp. (c)	56	211
KVH Industries Inc. (c) (e)	13	175
Lattice Semiconductor Corp. (c)	94	360
Limelight Networks Inc. (c)	52	121
Lionbridge Technologies Inc. (c)	45	158
Liquidity Services Inc. (c) (e)	19	967
Littelfuse Inc.	17	976
LivePerson Inc. (c)	45	818
LogMeIn Inc. (c)	17	381
Loral Space & Communications Inc.	9	626

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
LTX-Credence Corp. (c)	37	213
M/A-COM Technology Solutions Holdings Inc. (c)	5	59
Manhattan Associates Inc. (c)	16	924
Mantech International Corp. - Class A (e)	19	462
Marchex Inc. - Class B (e)	19	74
Market Leader Inc. (c)	17	113
Mattersight Corp. (c) (e)	8	46
Mattson Technology Inc. (c)	45	43
MAXIMUS Inc.	28	1,647
MaxLinear Inc. - Class A (c)	17	114
Maxwell Technologies Inc. (c) (e)	25	206
Measurement Specialties Inc. (c)	12	396
MeetMe Inc. (c) (e)	14	40
MEMC Electronic Materials Inc. (c)	191	525
Mentor Graphics Corp. (c)	74	1,148
Mercury Computer Systems Inc. (c)	25	260
Mesa Laboratories Inc.	2	96
Methode Electronics Inc.	28	272
Micrel Inc. (e)	40	422
Microsemi Corp. (c)	71	1,418
MicroStrategy Inc. - Class A (c)	7	911
Millennial Media Inc. (c) (e)	9	125
Mindspeed Technologies Inc. (c) (e)	26	91
MIPS Technologies Inc. - Class A (c)	38	279
MKS Instruments Inc.	42	1,065
ModusLink Global Solutions Inc. (c)	32	119
MoneyGram International Inc. (c)	16	246
Monolithic Power Systems Inc. (c)	24	473
Monotype Imaging Holdings Inc.	29	458
Monster Worldwide Inc. (c)	97	710
MoSys Inc. (c)	25	101
Move Inc. (c)	31	265
MTS Systems Corp.	13	691
Multi-Fineline Electronix Inc. (c)	7	161
Nanometrics Inc. (c)	18	250
Neonode Inc. (c) (e)	17	65
NeoPhotonics Corp. (c)	15	87
NetGear Inc. (c)	30	1,153
NetScout Systems Inc. (c)	30	757
Newport Corp. (c)	31	341
NIC Inc.	52	763
Numerex Corp. (c) (e)	8	93
NVE Corp. (c) (e)	4	236
Oclaro Inc. (c) (e)	56	151
OCZ Technology Group Inc. (c) (e)	55	189
Omnivision Technologies Inc. (c)	43	601
OpenTable Inc. (c) (e)	18	759
Oplink Communications Inc. (c)	16	269
OPNET Technologies Inc.	12	412
OSI Systems Inc. (c)	16	1,231
Parametric Technology Corp. (c)	97	2,110
Park Electrochemical Corp.	17	411
ParkerVision Inc. (c)	58	136
PC Connection Inc.	8	90
PC-Tel Inc.	14	99
PDF Solutions Inc. (c)	18	250
Pegasystems Inc. (e)	14	402
Perficient Inc. (c)	25	297
Pericom Semiconductor Corp. (c)	19	165
Pervasive Software Inc. (c)	10	87
Photronics Inc. (c)	51	273
Plantronics Inc.	34	1,195
Plexus Corp. (c)	29	866
PLX Technology Inc. (c)	34	195
Power Integrations Inc.	22	679
Power-One Inc. (c) (e)	53	296
PRG-Schultz International Inc. (c)	17	149
Procera Networks Inc. (c) (e)	16	365
Progress Software Corp. (c)	50	1,071
Proofpoint Inc. (c)	5	72
PROS Holdings Inc. (c)	17	316
QAD Inc. - Class A	6	78
QLIK Technologies Inc. (c)	68	1,521
QLogic Corp. (c)	78	886
Quantum Corp. (c)	181	291
Quest Software Inc. (c)	45	1,247
QuickLogic Corp. (c) (e)	30	83
QuinStreet Inc. (c) (e)	25	211
Radisys Corp. (c)	17	63
Rambus Inc. (c) (e)	92	509
RealD Inc. (c) (e)	34	303
RealNetworks Inc. (c)	18	152
RealPage Inc. (c) (e)	29	664
Responsys Inc. (c)	27	280
RF Micro Devices Inc. (c)	222	876
Richardson Electronics Ltd.	11	128
Rofin-Sinar Technologies Inc. (c)	22	440
Rogers Corp. (c)	13	541
Rosetta Stone Inc. (c)	8	101
Rubicon Technology Inc. (c) (e)	13	128
Rudolph Technologies Inc. (c)	26	276
Saba Software Inc. (c)	23	232
Sanmina-SCI Corp. (c)	65	555
Sapiens International Corp. NV (c)	10	38
Sapient Corp. (c)	98	1,046
ScanSource Inc. (c)	23	726
SciQuest Inc. (c)	14	250
SeaChange International Inc. (c)	24	185
Semtech Corp. (c)	52	1,311
ServiceSource International Inc. (c) (e)	38	390
ShoreTel Inc. (c)	35	142
Sigma Designs Inc. (c)	29	189
Silicon Graphics International Corp. (c)	27	247
Silicon Image Inc. (c)	70	321
Sonus Networks Inc. (c)	179	337
Sourcefire Inc. (c)	24	1,153
Spansion Inc. (c)	38	449
Spark Networks Inc. (c)	9	54
SPS Commerce Inc. (c)	8	314
SS&C Technologies Holdings Inc. (c)	28	703
Stamps.com Inc. (c)	11	252
STEC Inc. (c)	28	188
STR Holdings Inc. (c) (e)	23	70
Stratasys Inc. (c) (e)	17	924
SunPower Corp. (c) (e)	30	137
Super Micro Computer Inc. (c)	24	283
Supertex Inc. (c)	8	149
support.com Inc. (c)	40	171
Sycamore Networks Inc. (c)	15	237
Symmetricom Inc. (c)	31	218
Synacor Inc. (c)	5	39
Synaptics Inc. (c) (e)	28	662
Synchronoss Technologies Inc. (c) (e)	23	524
SYNNEX Corp. (c)	22	703
Syntel Inc.	13	791
Take-Two Interactive Software Inc. (c)	64	671
Tangoe Inc. (c)	25	324
TechTarget Inc. (c)	13	76
TeleNav Inc. (c)	16	95
TeleTech Holdings Inc. (c)	20	333
Tellabs Inc.	292	1,033
Telular Corp.	13	125
Tessco Technologies Inc.	4	87
Tessera Technologies Inc.	41	555
TiVo Inc. (c)	102	1,062

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
TNS Inc. (c)	20	306
Travelzoo Inc. (c)	5	129
TriQuint Semiconductor Inc. (c)	138	697
TTM Technologies Inc. (c)	43	404
Tyler Technologies Inc. (c)	24	1,056
Ubiquiti Networks Inc. (c) (e)	9	105
Ultimate Software Group Inc. (c)	22	2,201
Ultra Clean Holdings Inc. (c)	20	113
Ultratech Inc. (c)	21	658
Unisys Corp. (c)	36	748
United Online Inc.	74	406
Universal Display Corp. (c)	32	1,087
Unwired Planet Inc. (c)	62	120
ValueClick Inc. (c)	64	1,104
VASCO Data Security International Inc. (c)	24	226
Veeco Instruments Inc. (c) (e)	31	944
Verint Systems Inc. (c) (e)	18	495
ViaSat Inc. (c) (e)	30	1,116
Viasystems Group Inc. (c)	2	40
VirnetX Holding Corp. (c) (e)	33	849
Virtusa Corp. (c)	14	255
Vishay Precision Group Inc. (c)	10	134
VistaPrint NV (c) (e)	29	1,007
Vocus Inc. (c) (e)	16	319
Volterra Semiconductor Corp. (c)	21	459
Web.com Group Inc. (c)	29	521
WebMD Health Corp. - Class A (c)	40	567
Websense Inc. (c)	30	463
Westell Technologies Inc. (c)	32	69
Wright Express Corp. (c)	31	2,194
XO Group Inc. (c)	22	187
Yelp Inc. - Class A (c)	6	174
Zillow Inc. - Class A (c) (e)	3	107
Zixit Corp. (c)	53	151
Zygo Corp. (c)	12	227
		165,134
MATERIALS - 4.9%
A. Schulman Inc.	24	574
ADA-ES Inc. (c)	7	162
AEP Industries Inc. (c)	4	222
AK Steel Holding Corp. (e)	92	440
AM Castle & Co. (c) (e)	13	157
AMCOL International Corp.	21	704
American Vanguard Corp.	23	797
Arabian American Development Co. (c) (e)	15	149
Balchem Corp.	24	880
Boise Inc.	83	725
Buckeye Technologies Inc.	31	1,008
Calgon Carbon Corp. (c)	46	652
Century Aluminum Co. (c) (e)	39	282
Chemtura Corp. (c)	79	1,352
Clearwater Paper Corp. (c)	19	773
Coeur d’Alene Mines Corp. (c)	71	2,061
Deltic Timber Corp.	9	570
Eagle Materials Inc.	36	1,665
Ferro Corp. (c)	66	226
Flotek Industries Inc. (c) (e)	39	497
FutureFuel Corp.	16	192
General Moly Inc. (c) (e)	51	162
Georgia Gulf Corp.	27	992
Glatfelter	35	628
Globe Specialty Metals Inc.	50	761
Gold Reserve Inc. - Class A (c)	40	129
Gold Resource Corp.	24	512
Golden Minerals Co. (c) (e)	21	112
Golden Star Resources Ltd. (c)	220	432
Graphic Packaging Holding Co. (c)	137	797
GSE Holding Inc. (c)	6	46
Handy & Harman Ltd. (c)	4	52
Hawkins Inc. (e)	7	293
Haynes International Inc.	10	498
HB Fuller Co.	40	1,218
Headwaters Inc. (c)	50	328
Hecla Mining Co. (e)	227	1,488
Horsehead Holding Corp. (c)	35	329
Innophos Holdings Inc.	17	842
Innospec Inc. (c)	19	628
Kaiser Aluminum Corp. (e)	15	899
KapStone Paper and Packaging Corp. (c)	33	744
KMG Chemicals Inc.	6	106
Koppers Holdings Inc.	16	571
Kraton Performance Polymers Inc. (c)	26	675
Landec Corp. (c)	20	226
Louisiana-Pacific Corp. (c)	109	1,368
LSB Industries Inc. (c)	15	679
Materion Corp.	16	390
McEwen Mining Inc. (c) (e)	163	747
Metals USA Holdings Corp. (c)	9	119
Midway Gold Corp. (c) (e)	114	187
Minerals Technologies Inc.	14	1,000
Myers Industries Inc.	26	403
Neenah Paper Inc.	13	358
Noranda Aluminium Holding Corp.	26	171
Olin Corp.	64	1,384
Olympic Steel Inc.	7	117
OM Group Inc. (c)	27	498
Omnova Solutions Inc. (c) (e)	35	267
Paramount Gold and Silver Corp. (c) (e)	104	277
PolyOne Corp.	72	1,193
Quaker Chemical Corp.	10	486
Resolute Forest Products (c) (e)	65	841
Revett Minerals Inc. (c) (e)	24	86
RTI International Metals Inc. (c)	24	582
Schnitzer Steel Industries Inc. - Class A	21	585
Schweitzer-Mauduit International Inc.	25	823
Sensient Technologies Corp.	40	1,458
Spartech Corp. (c)	23	125
Stepan Co.	7	646
Stillwater Mining Co. (c)	95	1,115
SunCoke Energy Inc. (c)	56	901
Texas Industries Inc. (c) (e)	18	722
TPC Group Inc. (c)	11	440
UFP Technologies Inc. (c)	4	74
United States Lime & Minerals Inc. (c)	1	71
Universal Stainless & Alloy Products Inc. (c)	6	212
US Antimony Corp. (c) (e)	41	80
US Silica Holdings Inc. (c) (e)	9	118
Vista Gold Corp. (c) (e)	52	191
Wausau Paper Corp.	38	350
Worthington Industries Inc.	43	924
Zep Inc.	19	284
Zoltek Cos. Inc. (c) (e)	21	162
		47,990
TELECOMMUNICATION SERVICES - 0.8%
8x8 Inc. (c)	54	357
Atlantic Tele-Network Inc.	7	303
Boingo Wireless Inc. (c) (e)	12	96
Cbeyond Inc. (c)	24	232
Cincinnati Bell Inc. (c)	155	886
Cogent Communications Group Inc.	38	883
Consolidated Communications Holdings Inc.	31	536
Fairpoint Communications Inc. (c) (e)	18	139
General Communication Inc. - Class A (c)	30	295
Hawaiian Telcom Holdco Inc. (c) (e)	8	139

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
HickoryTech Corp. (e)	12	124
ICG Group Inc. (c)	28	289
IDT Corp. - Class B	12	128
inContact Inc. (c)	24	157
Iridium Communications Inc. (c) (e)	38	280
Leap Wireless International Inc. (c) (e)	44	303
Lumos Networks Corp.	12	96
magicJack VocalTec Ltd. (c)	12	283
Neutral Tandem Inc. (c)	23	218
NTELOS Holdings Corp. (e)	12	202
ORBCOMM Inc. (c)	32	120
Premiere Global Services Inc. (c)	42	390
Primus Telecommunications Group Inc.	9	142
Safeguard Scientifics Inc. (c)	16	251
Shenandoah Telecommunications Co.	19	342
Towerstream Corp. (c) (e)	36	146
USA Mobility Inc.	17	207
Vonage Holdings Corp. (c)	122	279
		7,823
UTILITIES - 3.6%
Allete Inc.	30	1,266
American DG Energy Inc. (c) (e)	19	48
American States Water Co.	15	671
Artesian Resources Corp. - Class A	6	140
Atlantic Power Corp. (e)	92	1,383
Avista Corp.	47	1,201
Black Hills Corp.	35	1,248
Cadiz Inc. (c)	10	93
California Water Service Group	34	626
CH Energy Group Inc.	12	761
Chesapeake Utilities Corp.	8	380
Cleco Corp.	49	2,071
Connecticut Water Services Inc.	6	205
Consolidated Water Co. Ltd.	14	118
Delta Natural Gas Co. Inc. (e)	5	100
El Paso Electric Co.	32	1,112
Empire District Electric Co.	34	726
Genie Energy Ltd. - Class B	13	91
GenOn Energy Inc. (c)	616	1,558
IDACORP Inc.	41	1,758
Laclede Group Inc.	18	763
MGE Energy Inc.	19	1,000
Middlesex Water Co.	13	245
New Jersey Resources Corp.	33	1,510
Northwest Natural Gas Co.	21	1,051
NorthWestern Corp.	29	1,050
Ormat Technologies Inc. (e)	15	275
Otter Tail Corp.	29	683
Piedmont Natural Gas Co. Inc.	58	1,887
PNM Resources Inc.	63	1,332
Portland General Electric Co.	61	1,656
SJW Corp.	11	278
South Jersey Industries Inc.	24	1,280
Southwest Gas Corp.	37	1,654
UIL Holdings Corp.	40	1,443
Unitil Corp.	11	288
UNS Energy Corp.	32	1,341
WGL Holdings Inc.	42	1,682
York Water Co. (e)	10	181
		35,155
Total Common Stocks (cost $847,512)		966,109

WARRANTS - 0.0%
Magnum Hunter (c) (e) (f)	7	2

Total Warrants (cost $0)		2

INVESTMENT COMPANIES - 0.0%
Firsthand Technology Value Fund Inc. (c) (e)	7	114

Total Investment Companies (cost $124)		114

OTHER EQUITY INTERESTS - 0.0%
Gerber Scientific Inc. (c) (f) (u)	19	—

Total Other Equity Interests (cost $0)		—

SHORT TERM INVESTMENTS - 14.1%
Investment Company - 2.1%
JNL Money Market Fund, 0.06% (a) (h)	20,789	20,789

Securities Lending Collateral - 11.8%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	117,039	117,039

Treasury Securities - 0.2%
U.S. Treasury Bill, 0.11%, 12/20/12 (o)	$1,760	1,760

Total Short Term Investments (cost $139,588)		139,588

Total Investments - 111.8% (cost $987,224)		1,105,813
Other Assets and Liabilities, Net - (11.8%)		(116,309)
Total Net Assets - 100.0%		$989,504

JNL/Mellon Capital Management International Index Fund

COMMON STOCKS - 97.1%

CONSUMER DISCRETIONARY - 9.6%
ABC-Mart Inc. (e)	4	$181
Accor SA	22	739
Adidas AG	31	2,568
Aisin Seiki Co. Ltd.	29	820
Asics Corp.	22	297
Autogrill SpA (e)	16	149
Axel Springer AG (e)	6	252
Bayerische Motoren Werke AG	49	3,629
Benesse Corp.	10	494
Bridgestone Corp.	97	2,257
British Sky Broadcasting Group Plc	164	1,965
Burberry Group Plc	66	1,065
Carnival Plc	27	1,002
Casio Computer Co. Ltd. (e)	33	233
Christian Dior SA	8	1,095
Compagnie Financiere Richemont SA	78	4,683
Compagnie Generale des Etablissements Michelin	27	2,109
Compass Group Plc	281	3,104
Continental AG	12	1,176
Crown Ltd.	60	568
Daihatsu Motor Co. Ltd. (e)	29	483
Daimler AG	135	6,572
Dena Co. Ltd.	15	501
Denso Corp.	73	2,284
Dentsu Inc. (e)	26	664
Echo Entertainment Group Ltd.	108	425
Electrolux AB	36	893
Eutelsat Communications Group SA	20	639
Fairfax Media Ltd. (e)	259	111
Fast Retailing Co. Ltd.	8	1,835
Fiat SpA (c)	126	676
Fuji Heavy Industries Ltd. (e)	85	708
Galaxy Entertainment Group Ltd. (c) (e)	212	704
Genting International Plc (e)	915	1,017

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
GKN Plc	234	812
Hakuhodo DY Holdings Inc. (e)	4	240
Harvey Norman Holdings Ltd. (e)	87	174
Hennes & Mauritz AB	142	4,937
Honda Motor Co. Ltd.	244	7,525
Hugo Boss AG	4	315
Husqvarna AB	61	313
Inditex SA	33	4,052
InterContinental Hotels Group Plc	44	1,148
Isetan Mitsukoshi Holdings Ltd.	52	537
Isuzu Motors Ltd.	178	858
ITV Plc	586	838
J. Front Retailing Co. Ltd.	73	410
Jardine Cycle & Carriage Ltd. (e)	16	619
JC Decaux SA	10	217
Jupiter Telecommunications Co. Ltd.	—	309
Kabel Deutschland Holding AG	13	949
Kingfisher Plc	355	1,517
Koito Manufacturing Co. Ltd.	15	173
Lagardere SCA	17	466
Li & Fung Ltd. (e)	876	1,350
Lifestyle International Holdings Ltd.	69	141
Luxottica Group SpA	17	598
LVMH Moet Hennessy Louis Vuitton SA	38	5,697
Marks & Spencer Group Plc	241	1,389
Marui Group Co. Ltd. (e)	33	230
Mazda Motor Corp. (c)	392	458
McDonald’s Holdings Co. Japan Ltd. (e)	10	288
Mediaset SpA (e)	97	183
MGM China Holdings Ltd.	145	249
Mitsubishi Motors Corp. (c) (e)	585	540
Modern Times Group AB - Class B	7	291
Namco Bandai Holdings Inc.	27	454
Next Plc	25	1,384
NGK Spark Plug Co. Ltd.	27	284
NHK Spring Co. Ltd. (e)	22	185
Nikon Corp. (e)	51	1,405
Nissan Motor Co. Ltd.	372	3,163
Nitori Co. Ltd.	5	464
NOK Corp. (e)	16	250
Nokian Renkaat Oyj	18	732
OPAP SA	31	162
Oriental Land Co. Ltd. (e)	8	988
Panasonic Corp. (e)	330	2,186
Pearson Plc	122	2,387
Peugeot SA (c) (e)	32	254
Pirelli & C. SpA (e)	35	374
PPR SA	11	1,737
ProSiebenSat.1 Media AG	13	323
Publicis Groupe	27	1,485
Rakuten Inc.	109	1,107
Reed Elsevier NV	103	1,375
Reed Elsevier Plc	182	1,745
Renault SA	29	1,349
Rinnai Corp.	5	358
Sands China Ltd.	362	1,339
Sankyo Co. Ltd.	7	326
Sanrio Co. Ltd. (e)	7	247
Sega Sammy Holdings Inc.	29	546
Sekisui Chemical Co. Ltd.	61	491
Sekisui House Ltd.	81	804
SES SA - FDR	46	1,239
Shangri-La Asia Ltd.	224	433
Sharp Corp. (e)	146	361
Shimamura Co. Ltd.	3	373
Shimano Inc.	12	850
Singapore Press Holdings Ltd. (e)	242	802
SJM Holdings Ltd.	292	631
SKYCITY Entertainment Group Ltd.	85	265
Sodexo SA	14	1,065
Sony Corp. (e)	150	1,759
Stanley Electric Co. Ltd.	21	303
Sumitomo Rubber Industries Inc.	25	299
Suzuki Motor Corp.	55	1,062
Swatch Group AG	5	1,843
Swatch Group AG	7	456
Tabcorp Holdings Ltd.	111	317
Takashimaya Co. Ltd. (e)	40	274
Tatts Group Ltd. (e)	197	553
Toho Co. Ltd.	17	316
Toyoda Gosei Co. Ltd. (e)	9	182
Toyota Boshoku Corp. (e)	10	106
Toyota Industries Corp. (e)	24	661
Toyota Motor Corp.	412	16,150
TUI Travel Plc	80	302
USS Co. Ltd. (e)	3	339
Volkswagen AG	4	744
Whitbread Plc	27	980
Wolters Kluwer NV (e)	45	852
WPP Plc	189	2,568
Wynn Macau Ltd. (e)	234	628
Yamada Denki Co. Ltd. (e)	13	552
Yamaha Corp.	24	221
Yamaha Motor Co. Ltd. (e)	42	369
Yue Yuen Industrial Holdings Ltd.	105	350
		149,830
CONSUMER STAPLES - 11.5%
AEON Co. Ltd. (e)	90	1,017
Ajinomoto Co. Inc.	97	1,519
Anheuser-Busch InBev NV	120	10,260
Aryzta AG	13	605
Asahi Breweries Ltd.	58	1,430
Associated British Foods Plc	53	1,113
Barry Callebaut AG	—	248
Beiersdorf AG	15	1,110
British American Tobacco Plc	292	15,006
Carlsberg A/S	16	1,420
Carrefour SA	86	1,793
Casino Guichard Perrachon SA	9	776
Coca-Cola Amatil Ltd.	86	1,202
Coca-Cola Hellenic Bottling Co. SA	33	607
Coca-Cola West Co. Ltd.	10	158
Colruyt SA (e)	11	498
Danone SA	86	5,321
DE Master Blenders 1753 NV	89	1,070
Delhaize Group	15	569
Diageo Plc	374	10,535
Distribuidora Internacional de Alimentacion SA	89	490
FamilyMart Co. Ltd.	9	437
Golden Agri-Resources Ltd.	1,006	538
Heineken Holding NV	16	779
Heineken NV	34	2,056
Henkel AG & Co. KGaA	19	1,271
Imperial Tobacco Group Plc	149	5,510
J Sainsbury Plc	184	1,033
Japan Tobacco Inc.	135	4,026
Jeronimo Martins SGPS SA	32	533
Kao Corp.	79	2,314
Kerry Group Plc	22	1,147
Kesko Oyj	9	265
Kikkoman Corp. (e)	26	355
Kirin Holdings Co. Ltd.	130	1,738
Koninklijke Ahold NV	157	1,960
L’Oreal SA	36	4,456
Lawson Inc. (e)	9	699

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Lindt & Spruengli AG	—	578
MEIJI Holdings Co. Ltd.	9	452
Metcash Ltd.	126	461
Metro AG	19	562
Nestle SA	494	31,170
Nippon Meat Packers Inc. (e)	24	308
Nisshin Seifun Group Inc. (e)	27	337
Nissin Foods Holdings Co. Ltd. (e)	9	337
Olam International Ltd. (e)	235	390
Pernod-Ricard SA	32	3,551
Reckitt Benckiser Group Plc	97	5,601
Remy Cointreau SA	3	374
SABMiller Plc	143	6,281
Seven & I Holdings Co. Ltd.	113	3,452
Shiseido Co. Ltd. (e)	54	742
Suedzucker AG	10	356
Swedish Match AB	31	1,250
Tate & Lyle Plc	70	754
Tesco Plc	1,201	6,450
Toyo Suisan Kaisha Ltd.	13	325
Unicharm Corp. (e)	17	982
Unilever NV - CVA	243	8,629
Unilever Plc	192	7,000
Wesfarmers Ltd.	150	5,322
Wilmar International Ltd.	305	805
WM Morrison Supermarkets Plc	350	1,615
Woolworths Ltd.	184	5,475
Yakult Honsha Co. Ltd. (e)	15	692
Yamazaki Baking Co. Ltd.	15	201
		180,316
ENERGY - 8.1%
Aker Solutions ASA	25	473
AMEC Plc	48	898
BG Group Plc	507	10,265
BP Plc	2,841	20,027
Caltex Australia Ltd.	20	336
Cie Generale de Geophysique-Veritas (c)	21	661
Cosmo Oil Co. Ltd. (e)	85	156
ENI SpA (e)	380	8,330
Fugro NV	10	707
Galp Energia SGPS SA (e)	34	543
Idemitsu Kosan Co. Ltd.	3	255
INPEX Corp.	—	1,950
Japan Petroleum Exploration Co.	6	220
JX Holdings Inc.	336	1,837
Lundin Petroleum AB (c)	33	817
Neste Oil Oyj (e)	19	256
OMV AG	22	775
Origin Energy Ltd.	163	1,911
Petrofac Ltd.	39	1,006
Repsol YPF SA	122	2,374
Royal Dutch Shell Plc	552	19,124
Royal Dutch Shell Plc - Class B	395	14,050
Saipem SpA	40	1,910
Santos Ltd.	143	1,677
SBM Offshore NV (c)	29	415
SeaDrill Ltd.	53	2,069
Showa Shell Sekiyu KK	29	154
StatoilHydro ASA	167	4,304
Subsea 7 SA	42	976
Technip SA	15	1,662
Tenaris SA	71	1,448
TonenGeneral Sekiyu KK (e)	43	373
Total SA	318	15,802
Transocean Ltd.	52	2,347
Tullow Oil Plc	136	3,007
Whitehaven Coal Ltd.	70	206
Woodside Petroleum Ltd.	99	3,371
WorleyParsons Ltd.	31	902
		127,594
FINANCIALS - 23.0%
3i Group Plc	141	508
Aberdeen Asset Management Plc	125	627
Admiral Group Plc (e)	31	523
Aegon NV	258	1,339
AEON Credit Service Co. Ltd. (e)	10	224
AEON Mall Co. Ltd.	11	259
Ageas	35	843
AIA Group Ltd.	1,530	5,668
Allianz SE	68	8,110
AMP Ltd.	433	1,936
Anglo Irish Bank Corp. Plc (f)	34	—
Aozora Bank Ltd.	85	259
Ascendas Real Estate Investment Trust	309	605
Assicurazioni Generali SpA	175	2,517
ASX Ltd.	26	804
Australia & New Zealand Banking Group Ltd.	400	10,227
Aviva Plc	436	2,255
AXA SA	264	3,934
Baloise Holding AG	7	542
Banca Monte dei Paschi di Siena SpA (c) (e)	833	242
Banco Bilbao Vizcaya Argentaria SA (e)	804	6,326
Banco de Sabadell SA (e)	421	1,131
Banco Espirito Santo SA (c)	295	214
Banco Popolare SC (c)	266	399
Banco Popular Espanol SA (e)	193	423
Banco Santander SA (c)	1,470	10,976
Bank Hapoalim BM (c)	159	569
Bank Leumi Le-Israel BM (c)	182	511
Bank of East Asia Ltd.	217	808
Bank of Kyoto Ltd. (e)	48	406
Bank of Yokohama Ltd.	182	865
Bankia SA (c)	147	245
Banque Cantonale Vaudoise	—	238
Barclays Plc	1,736	6,029
Bendigo and Adelaide Bank Ltd. (e)	66	523
BGP Holdings Plc (c) (f)	479	—
BNP Paribas	144	6,843
BOC Hong Kong Holdings Ltd.	554	1,752
British Land Co. Plc	127	1,070
Capital Shopping Centres Group	85	450
CapitaLand Ltd.	385	992
CapitaMall Trust	338	554
CapitaMalls Asia Ltd.	191	256
Centro Retail Australia	185	402
CFS Retail Property Trust	288	574
Cheung Kong Holdings Ltd.	208	3,039
China Bank Ltd.	110	639
Chugoku Bank Ltd.	26	366
Chuo Mitsui Trust Holdings Inc.	467	1,386
City Developments Ltd.	75	714
CNP Assurances SA	21	278
Commerzbank AG (c) (e)	546	976
Commonwealth Bank of Australia	238	13,689
Corio NV	9	400
Credit Agricole SA (c) (e)	150	1,031
Credit Saison Co. Ltd.	24	575
Credit Suisse Group AG	183	3,863
CaixaBank SA (e)	121	457
Dai-Ichi Life Insurance Co. Ltd. (e)	1	1,441
Daito Trust Construction Co. Ltd.	11	1,094
Daiwa House Industry Co. Ltd.	76	1,101
Daiwa Securities Group Inc. (e)	249	946
Danske Bank A/S (c)	98	1,760

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
DBS Group Holdings Ltd.	272	3,171
Delta Lloyd NV	20	309
Deutsche Bank AG	139	5,500
Deutsche Boerse AG	29	1,599
Dexus Property Group	692	680
DnB NOR ASA	146	1,792
Erste Group Bank AG (c)	34	770
Eurazeo	5	226
Exor SpA	9	235
First Pacific Co. Ltd.	302	327
Fonciere Des Regions (e)	4	298
Fukuoka Financial Group Inc.	112	455
GAM Holding Ltd.	28	362
Gecina SA	3	315
Gjensidige Forsikring ASA	30	420
Global Logistic Properties Ltd. (e)	311	635
Goodman Group	233	950
GPT Group	215	756
Groupe Bruxelles Lambert SA (e)	12	900
Groupe Bruxelles Lambert SA (c)	—	—
Gunma Bank Ltd.	67	340
Hachijuni Bank Ltd.	59	329
Hammerson Plc	107	782
Hang Lung Group Ltd.	132	834
Hang Lung Properties Ltd.	335	1,141
Hang Seng Bank Ltd. (e)	115	1,750
Hannover Rueckversicherung AG	9	559
Henderson Land Development Co. Ltd.	142	1,017
Hong Kong Exchanges & Clearing Ltd.	154	2,308
Hopewell Holdings Ltd.	87	298
HSBC Holdings Plc	2,720	25,265
Hulic Co. Ltd.	44	268
Hysan Development Co. Ltd.	93	422
Icade SA (e)	3	280
ICAP Plc	83	431
IMMOFINANZ Immobilien Anlagen AG	140	510
Industrivarden AB	17	249
ING Groep NV - CVA (c)	572	4,533
Insurance Australia Group Ltd.	312	1,405
Intesa Sanpaolo SpA	1,507	2,298
Investec Plc	78	484
Investor AB	68	1,504
Iyo Bank Ltd.	38	309
Japan Prime Realty Investment Corp.	—	344
Japan Real Estate Investment Corp.	—	835
Japan Retail Fund Investment Corp. (e)	—	487
Joyo Bank Ltd. (e)	94	460
Julius Baer Group Ltd.	31	1,081
KBC Groep NV	23	560
Keppel Land Ltd.	108	311
Kerry Properties Ltd.	109	547
Kinnevik Investment AB	30	619
Klepierre	15	527
Land Securities Group Plc	117	1,439
Legal & General Group Plc	879	1,877
Lend Lease Corp. Ltd.	79	637
Link Real Estate Investment Trust	339	1,606
Lloyds Banking Group Plc (c)	6,309	3,972
London Stock Exchange Group Plc	25	387
Macquarie Group Ltd.	50	1,455
Man Group Plc	276	368
Mapfre SA	113	309
Mediobanca SpA	78	419
Mirvac Group	544	805
Mitsubishi Estate Co. Ltd.	187	3,574
Mitsubishi UFJ Financial Group Inc.	1,903	8,903
Mitsubishi UFJ Lease & Finance Co. Ltd.	8	358
Mitsui Fudosan Co. Ltd.	125	2,498
Mizrahi Tefahot Bank Ltd. (c)	19	170
Mizuho Financial Group Inc. (e)	3,414	5,540
MS&AD Insurance Group Holdings	76	1,310
Muenchener Rueckversicherungs AG	27	4,191
National Australia Bank Ltd.	334	8,793
Natixis	140	439
New World Development Ltd.	583	899
Nippon Building Fund Inc. (e)	—	959
Nishi-Nippon City Bank Ltd. (e)	96	222
NKSJ Holdings Inc.	56	1,094
Nomura Holdings Inc.	544	1,941
Nomura Real Estate Holdings Inc.	15	256
Nomura Real Estate Office Fund Inc.	—	257
Nordea Bank AB	393	3,895
NTT Urban Development Corp.	—	154
Old Mutual Plc	728	2,004
ORIX Corp. (e)	16	1,571
Oversea-Chinese Banking Corp. Ltd.	386	2,924
Pargesa Holding SA	4	263
Partners Group Holding AG (e)	2	394
Pohjola Bank Plc	21	278
Prudential plc (a)	381	4,951
QBE Insurance Group Ltd. (e)	177	2,361
Raiffeisen International Bank Holding AG (e)	7	261
Ratos AB (e)	28	249
Resolution Ltd.	222	778
Resona Holdings Inc.	283	1,158
Royal Bank of Scotland Group Plc (c)	312	1,298
RSA Insurance Group Plc	533	953
Sampo Oyj	63	1,955
SBI Holdings Inc. (e)	34	221
Schroders Plc	16	405
SCOR SE	24	609
Segro Plc	108	397
Seven Bank Ltd. (e)	97	294
Shinsei Bank Ltd.	230	297
Shizuoka Bank Ltd.	80	819
Singapore Exchange Ltd.	124	705
Sino Land Co.	445	829
Skandinaviska Enskilda Banken AB	211	1,770
Societe Generale (c)	104	2,959
Sony Financial Holdings Inc.	26	448
Standard Chartered Plc	357	8,095
Standard Life Plc	353	1,559
Stockland	337	1,164
Sumitomo Mitsui Financial Group Inc.	201	6,254
Sumitomo Realty & Development Co. Ltd. (e)	54	1,418
Sun Hung Kai Properties Ltd.	235	3,419
Suncorp Group Ltd.	193	1,837
Suruga Bank Ltd. (e)	27	306
Svenska Handelsbanken	74	2,771
Swedbank AB	123	2,313
Swire Pacific Ltd.	102	1,245
Swiss Life Holding AG	5	549
Swiss Prime Site AG	7	610
Swiss Re Ltd.	53	3,388
T&D Holdings Inc.	87	939
Tokio Marine Holdings Inc.	108	2,757
Tokyu Land Corp.	63	337
TrygVesta A/S	4	243
UBS AG	544	6,624
Unibail-Rodamco SE	14	2,736
UniCredit SpA (c)	606	2,521
Unione di Banche Italiane SCPA (e)	124	461
United Overseas Bank Ltd.	190	3,030
UOL Group Ltd.	70	324
Vienna Insurance Group	5	226
Wendel Investissement	5	419

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Westfield Group	323	3,389
Westfield Retail Trust	435	1,298
Westpac Banking Corp. (e)	456	11,698
Wharf Holdings Ltd.	226	1,566
Wheelock & Co. Ltd.	138	593
Wing Hang Bank Ltd.	9	85
Yamaguchi Financial Group Inc.	31	251
Zurich Financial Services AG	22	5,489
		360,312
HEALTH CARE - 10.0%
Actelion Ltd.	17	835
Alfresa Holdings Corp.	6	305
Astellas Pharma Inc. (e)	66	3,368
AstraZeneca Plc	189	9,009
Bayer AG	123	10,619
Celesio AG	13	224
Chugai Pharmaceutical Co. Ltd.	34	706
Cie Generale d’Optique Essilor International SA	30	2,814
Cochlear Ltd.	8	572
Coloplast A/S	3	686
CSL Ltd.	76	3,629
Daiichi Sankyo Co. Ltd. (e)	101	1,661
Dainippon Sumitomo Pharma Co. Ltd.	22	237
Eisai Co. Ltd. (e)	38	1,698
Elan Corp. Plc (c)	76	812
Elekta AB - Class B	55	729
Fresenius Medical Care AG & Co. KGaA	31	2,307
Fresenius SE	19	2,153
Getinge AB	30	907
GlaxoSmithKline Plc	749	17,288
Grifols SA (c)	22	742
Hisamitsu Pharmaceutical Co. Inc. (e)	9	498
Kyowa Hakko Kirin Co. Ltd.	40	480
Lonza Group AG	8	404
Medipal Holdings Corp. (e)	21	295
Merck KGaA	10	1,196
Miraca Holdings Inc.	8	377
Mitsubishi Tanabe Pharma Corp.	34	515
Novartis AG	343	21,019
Novo-Nordisk A/S	61	9,572
Olympus Corp. (c)	31	613
Ono Pharmaceutical Co. Ltd.	12	763
Orion Oyj	14	303
Otsuka Holdings Co. Ltd.	54	1,683
Qiagen NV (c)	35	653
Ramsay Health Care Ltd.	19	474
Roche Holding AG	105	19,620
Sanofi-Aventis SA	178	15,191
Santen Pharmaceutical Co. Ltd.	11	514
Shionogi & Co. Ltd. (e)	43	658
Shire Plc	84	2,482
Smith & Nephew Plc	134	1,482
Sonic Health Care Ltd.	56	782
Sonova Holding AG	7	718
Straumann Holding AG (e)	1	185
Suzuken Co. Ltd.	10	340
Sysmex Corp.	11	522
Taisho Pharmaceutical Holdings Co. Ltd. (e)	5	415
Takeda Pharmaceutical Co. Ltd. (e)	118	5,429
Terumo Corp. (e)	23	980
Teva Pharmaceutical Industries Ltd.	141	5,814
Tsumura & Co. (e)	9	288
UCB SA (e)	17	909
William Demant Holding A/S (c)	4	344
		156,819
INDUSTRIALS - 12.1%
A P Moller - Maersk A/S - Class A	—	541
A P Moller - Maersk A/S - Class B	—	1,416
ABB Ltd.	329	6,164
Abertis Infraestructuras SA	55	812
ACS Actividades de Construccion y Servicios SA	21	425
Adecco SA	20	949
Aeroports de Paris	5	359
Aggreko Plc	40	1,504
Alfa Laval AB	50	916
All Nippon Airways Co. Ltd.	166	349
ALS Ltd. (e)	49	436
Alstom SA	31	1,082
Amada Co. Ltd.	50	218
Andritz AG	11	597
Asahi Glass Co. Ltd.	151	1,005
Asciano Group	147	661
Assa Abloy AB	50	1,613
Atlantia SpA	50	773
Atlas Copco AB - Class A	100	2,347
Atlas Copco AB - Class B	59	1,226
Auckland International Airport Ltd.	136	295
Babcock International Group Plc	54	809
BAE Systems Plc	486	2,554
Balfour Beatty Plc	100	491
Bouygues SA	27	664
Brambles Ltd.	233	1,687
Brenntag AG	8	990
Bunzl Plc	50	892
Bureau Veritas SA	8	853
Capita Group Plc	98	1,228
Cathay Pacific Airways Ltd. (e)	174	282
Central Japan Railway Co.	22	1,896
Chiyoda Corp. (e)	23	357
Cie de Saint-Gobain	59	2,066
Cobham Plc	163	583
ComfortDelgro Corp. Ltd.	278	388
Cosco Corp. Singapore Ltd. (e)	157	123
Dai Nippon Printing Co. Ltd. (e)	81	565
Daikin Industries Ltd. (e)	35	910
Delek Group Ltd.	1	89
Deutsche Lufthansa AG	35	469
Deutsche Post AG	127	2,473
DSV A/S	29	642
East Japan Railway Co.	51	3,360
Edenred	24	687
European Aeronautic Defence & Space Co. NV	62	1,955
Experian Plc	151	2,513
Fanuc Ltd.	29	4,603
Ferrovial SA	61	790
Fiat Industrial SpA	128	1,256
Finmeccanica SpA (c) (e)	59	282
Fraport AG Frankfurt Airport Services Worldwide (e)	5	312
Fraser and Neave Ltd.	139	999
Fuji Electric Holdings Co. Ltd. (e)	86	174
Furukawa Electric Co. Ltd.	92	173
G4S Plc	212	910
GEA Group AG	28	839
Geberit AG	6	1,236
Groupe Eurotunnel SA	84	594
GS Yuasa Corp. (e)	54	224
Hankyu Hanshin Holdings Inc.	172	929
Hexagon AB - B Shares	34	736
Hino Motors Ltd. (e)	38	249
Hitachi Construction Machinery Co. Ltd. (e)	16	265

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Hochtief AG (c) (e)	6	266
Hutchison Port Holdings Trust	757	547
Hutchison Whampoa Ltd.	319	3,076
IHI Corp.	192	428
IMI Plc	48	704
International Consolidated Airlines Group SA (c)	136	327
Intertek Group Plc	24	1,069
Invensys Plc	118	447
ITOCHU Corp. (e)	225	2,274
Japan Steel Works Ltd. (e)	47	261
JGC Corp.	31	1,032
JS Group Corp.	40	953
JTEKT Corp.	34	268
Kajima Corp. (e)	128	349
Kamigumi Co. Ltd.	34	281
Kawasaki Heavy Industries Ltd. (e)	202	401
Kawasaki Kisen Kaisha Ltd. (c) (e)	134	168
Keihin Electric Express Railway Co. Ltd. (e)	71	669
Keio Corp. (e)	84	633
Keisei Electric Railway Co. Ltd. (e)	40	361
Keppel Corp. Ltd.	215	1,988
Kinden Corp.	16	101
Kintetsu Corp. (e)	244	955
Komatsu Ltd. (e)	140	2,738
Kone Oyj	23	1,616
Koninklijke Boskalis Westminster NV	11	396
Koninklijke Philips Electronics NV	155	3,628
Koninklijke Vopak NV	11	742
Kubota Corp. (e)	164	1,655
Kuehne & Nagel International AG	8	917
Kurita Water Industries Ltd. (e)	17	378
Legrand SA	36	1,339
Leighton Holdings Ltd.	23	393
Mabuchi Motor Co. Ltd.	4	174
Makita Corp. (e)	16	627
Man AG	6	584
Marubeni Corp. (e)	247	1,570
Meggitt Plc	124	794
Melrose Plc	192	753
Metso Oyj	20	731
Mitsubishi Corp.	210	3,804
Mitsubishi Electric Corp.	289	2,130
Mitsubishi Heavy Industries Ltd.	455	1,968
Mitsubishi Logistics Corp. (e)	20	238
Mitsui & Co. Ltd.	260	3,643
Mitsui OSK Lines Ltd. (e)	164	382
MTR Corp. (e)	218	822
Nabtesco Corp. (e)	16	285
Neptune Orient Lines Ltd. (c) (e)	141	129
NGK Insulators Ltd. (e)	39	467
Nidec Corp. (e)	16	1,191
Nippon Express Co. Ltd. (e)	123	466
Nippon Yusen KK (e)	268	473
Noble Group Ltd.	581	624
NSK Ltd. (e)	63	366
NTN Corp. (e)	60	121
NWS Holdings Ltd.	217	348
Obayashi Corp.	94	428
Odakyu Electric Railway Co. Ltd. (e)	94	988
Orient Overseas International Ltd.	32	177
Orkla ASA	116	883
Prysmian SpA (e)	30	528
Qantas Airways Ltd. (c)	165	207
QR National Ltd.	256	903
Randstad Holding NV	18	603
Rexel SA	16	317
Rolls-Royce Holdings Plc	280	3,818
Ryanair Holdings Plc	2	10
Safran SA	34	1,237
Sandvik AB	150	2,042
Scania AB	48	883
Schindler Holding AG	3	387
Schneider Electric SA	78	4,607
Secom Co. Ltd.	31	1,637
Securitas AB	46	344
SembCorp Industries Ltd.	142	652
SembCorp Marine Ltd.	121	488
Serco Group Plc	75	703
SGS SA	1	1,686
Shimizu Corp. (e)	90	303
Siemens AG	123	12,289
Singapore Airlines Ltd.	78	684
Singapore Technologies Engineering Ltd.	222	639
Skanska AB	57	925
SKF AB	59	1,270
SMC Corp. (e)	8	1,304
Smiths Group Plc	59	990
Societe BIC SA	4	502
Sojitz Corp. (e)	191	247
Sulzer AG	3	508
Sumitomo Corp. (e)	168	2,265
Sumitomo Electric Industries Ltd.	113	1,196
Sumitomo Heavy Industries Ltd.	84	286
Sydney Airport	55	181
Taisei Corp. (e)	148	424
Thales SA	14	472
THK Co. Ltd. (e)	18	280
TNT NV	47	493
Tobu Railway Co. Ltd. (e)	154	829
Tokyu Corp. (e)	171	817
Toll Holdings Ltd.	103	468
Toppan Printing Co. Ltd. (e)	84	487
TOTO Ltd. (e)	42	309
Toyota Tsusho Corp. (e)	32	684
Transurban Group	197	1,220
Ushio Inc.	20	237
Vallourec SA (e)	16	656
Vinci SA	69	2,927
Volvo AB	208	2,924
Wartsila Oyj (e)	25	874
Weir Group Plc	32	914
West Japan Railway Co.	26	1,089
Wolseley Plc	43	1,828
Yamato Holdings Co. Ltd.	56	890
Yangzijiang Shipbuilding Holdings Ltd. (e)	293	233
Zardoya Otis SA	23	267
Zodiac Aerospace	5	483
		188,757
INFORMATION TECHNOLOGY - 4.1%
Advantest Corp. (e)	22	285
Alcatel-Lucent (c) (e)	352	388
Amadeus IT Holding SA	47	1,096
ARM Holdings Plc	206	1,924
ASM Pacific Technology Ltd. (e)	30	356
ASML Holding NV	63	3,357
Atos Origin SA	8	548
Brother Industries Ltd. (e)	35	319
Canon Inc.	169	5,437
Cap Gemini SA	22	939
Citizen Holdings Co. Ltd.	39	197
Computershare Ltd.	64	552
Dassault Systemes SA	9	977
Foxconn International Holdings Ltd. (c)	243	80
FUJIFILM Holdings Corp.	70	1,164

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Fujitsu Ltd. (e)	279	1,047
Gemalto NV	12	1,046
Gree Inc. (e)	14	252
Hamamatsu Photonics KK	11	361
Hirose Electric Co. Ltd. (e)	5	504
Hitachi High-Technologies Corp.	9	222
Hitachi Ltd. (e)	693	3,848
Hoya Corp.	65	1,430
Ibiden Co. Ltd. (e)	18	259
Infineon Technologies AG	163	1,036
Itochu Techno-Solutions Corp.	3	177
Keyence Corp.	7	1,755
Konami Corp. (e)	15	345
Konica Minolta Holdings Inc. (e)	72	554
Kyocera Corp.	23	1,984
Mellanox Technologies Ltd. (c)	5	537
Murata Manufacturing Co. Ltd. (e)	30	1,618
NEC Corp. (e)	378	600
Nexon Co. Ltd.	17	228
NICE Systems Ltd. (c)	9	300
Nintendo Co. Ltd.	16	2,020
Nippon Electric Glass Co. Ltd. (e)	57	314
Nokia Oyj (e)	561	1,456
Nomura Research Institute Ltd.	15	317
NTT Data Corp. (e)	—	596
Omron Corp.	31	588
Oracle Corp. Japan	6	288
Otsuka Corp.	2	197
Ricoh Co. Ltd. (e)	95	802
Rohm Co. Ltd.	15	488
Sage Group Plc	190	964
SAP AG	138	9,789
Seiko Epson Corp. (e)	19	117
Shimadzu Corp. (e)	33	232
Square Enix Holdings Co. Ltd. (e)	9	134
STMicroelectronics NV	92	499
Sumco Corp. (c) (e)	18	122
TDK Corp. (e)	18	662
Telefonaktiebolaget LM Ericsson	450	4,105
Tokyo Electron Ltd. (e)	26	1,095
Toshiba Corp. (e)	603	1,933
Trend Micro Inc. (e)	16	443
United Internet AG (e)	14	291
Yahoo! Japan Corp. (e)	2	832
Yaskawa Electric Corp. (e)	32	213
Yokogawa Electric Corp. (e)	31	357
		64,576
MATERIALS - 9.5%
Acerinox SA	15	172
Air Liquide	47	5,783
Air Water Inc.	23	281
Akzo Nobel NV	35	1,983
Alumina Ltd. (e)	370	322
Amcor Ltd.	181	1,451
Anglo American Plc	208	6,113
Antofagasta Plc	59	1,209
ArcelorMittal	140	2,017
Arkema SA	9	877
Asahi Kasei Corp.	189	974
BASF SE	137	11,589
BHP Billiton Ltd.	481	16,451
BHP Billiton Plc	315	9,850
Boliden AB	40	662
Boral Ltd. (e)	111	438
CRH Plc	108	2,075
Croda International Plc	20	798
Daicel Chemical Industries Ltd.	44	264
Daido Steel Co. Ltd. (e)	42	195
Denki Kagaku Kogyo KK	73	226
Eurasian Natural Resources Corp.	35	174
Evraz Plc	51	205
Fletcher Building Ltd.	99	570
Fortescue Metals Group Ltd. (e)	222	797
Fresnillo Plc	28	853
Givaudan SA	1	1,184
Glencore International Plc (e)	569	3,162
HeidelbergCement AG	21	1,108
Hitachi Chemical Co. Ltd.	15	205
Hitachi Metals Ltd. (e)	30	267
Holcim Ltd.	34	2,182
Holmen AB	8	221
Iluka Resources Ltd. (e)	63	644
Imerys SA	5	305
Incitec Pivot Ltd.	260	798
Israel Chemicals Ltd.	67	813
Israel Corp. Ltd.	—	225
James Hardie Industries SE	63	569
JFE Holdings Inc. (e)	77	1,011
Johnson Matthey Plc	31	1,200
JSR Corp. (e)	26	419
K+S AG	26	1,272
Kaneka Corp.	42	202
Kansai Paint Co. Ltd. (e)	33	366
Kazakhmys Plc	31	344
Kobe Steel Ltd. (c) (e)	379	300
Koninklijke DSM NV	23	1,154
Kuraray Co. Ltd. (e)	50	567
Lafarge SA	28	1,503
Lanxess AG	12	1,037
Linde AG	28	4,765
Lonmin Plc (e)	25	223
Lynas Corp. Ltd. (c) (e)	319	258
Maruichi Steel Tube Ltd. (e)	7	156
Mitsubishi Chemical Holdings Corp. (e)	196	748
Mitsubishi Gas Chemical Co. Inc.	59	296
Mitsubishi Materials Corp.	169	532
Mitsui Chemicals Inc. (e)	128	249
Newcrest Mining Ltd.	114	3,438
Nippon Paper Group Inc. (e)	19	220
Nippon Steel Corp. (e)	1,158	2,372
Nisshin Steel Co. Ltd. (f)	92	99
Nitto Denko Corp. (e)	25	1,180
Norsk Hydro ASA (e)	135	633
Novozymes A/S	37	1,010
OJI Paper Co. Ltd. (e)	115	350
Orica Ltd.	55	1,407
OZ Minerals Ltd.	43	302
Randgold Resources Ltd.	13	1,607
Rexam Plc	132	927
Rio Tinto Ltd. (e)	65	3,578
Rio Tinto Plc	200	9,360
Salzgitter AG (e)	6	222
Shin-Etsu Chemical Co. Ltd.	61	3,451
Showa Denko KK	216	343
Sika AG	—	661
Sims Metal Management Ltd. (e)	24	237
Solvay SA	9	1,031
SSAB Svenskt Stal AB - Class A	24	171
Stora Enso Oyj	83	518
Sumitomo Chemical Co. Ltd. (e)	224	571
Sumitomo Metal Mining Co. Ltd. (e)	79	994
Svenska Cellulosa AB	87	1,612
Syngenta AG	14	5,288
Taiheiyo Cement Corp.	163	351
Taiyo Nippon Sanso Corp. (e)	36	189

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Teijin Ltd. (e)	142	347
ThyssenKrupp AG	58	1,232
Toray Industries Inc. (e)	220	1,302
Tosoh Corp. (e)	66	125
Toyo Seikan Kaisha Ltd.	23	248
Ube Industries Ltd.	145	311
Umicore	17	896
UPM-Kymmene Oyj	79	895
Vedanta Resources Plc (e)	17	277
Voestalpine AG (e)	16	478
Wacker Chemie AG (e)	2	155
Xstrata Plc	314	4,872
Yamato Kogyo Co. Ltd. (e)	6	177
Yara International ASA	28	1,407
		149,458
TELECOMMUNICATION SERVICES - 5.3%
Belgacom SA	23	698
Bezeq Israeli Telecommunication Corp. Ltd.	278	325
BT Group Plc	1,167	4,349
Deutsche Telekom AG	420	5,161
Elisa Oyj	21	466
France Telecom SA	277	3,356
Iliad SA	3	538
Inmarsat Plc	67	644
KDDI Corp. (e)	40	3,126
Koninklijke KPN NV	150	1,143
Millicom International Cellular SA - SDR	10	882
Mobistar SA	5	146
Nippon Telegraph & Telephone Corp.	65	3,106
NTT DoCoMo Inc. (e)	2	3,689
PCCW Ltd.	576	235
Portugal Telecom SGPS SA	91	451
Singapore Telecommunications Ltd.	1,192	3,103
SoftBank Corp.	132	5,353
StarHub Ltd.	90	272
Swisscom AG	3	1,406
TDC A/S	72	524
Tele2 AB	48	867
Telecom Corp. of New Zealand Ltd.	285	562
Telecom Italia SpA	1,407	1,413
Telefonica SA	602	8,048
Telekom Austria AG	40	284
Telenet Group Holding NV (e)	8	371
Telenor ASA	108	2,114
TeliaSonera AB	324	2,331
Telstra Corp. Ltd.	651	2,641
Vivendi SA	193	3,754
Vodafone Group Plc	7,393	21,007
		82,365
UTILITIES - 3.9%
Acciona SA	3	182
AGL Energy Ltd.	81	1,259
APA Group (e)	93	457
Centrica Plc	775	4,100
Cheung Kong Infrastructure Holdings Ltd.	69	417
Chubu Electric Power Co. Inc. (e)	97	1,254
Chugoku Electric Power Co. Inc. (e)	45	595
CLP Holdings Ltd.	270	2,291
Contact Energy Ltd. (e)	56	244
E.ON AG	269	6,393
Electric Power Development Co. Ltd. (e)	19	506
Electricite de France SA (e)	36	755
Enagas SA	26	512
Enel Green Power SpA	254	431
Enel SpA	984	3,486
Energias de Portugal SA	287	788
Fortum Oyj	67	1,227
Gas Natural SDG SA	55	777
GDF Suez	191	4,253
Hokkaido Electric Power Co. Inc.	34	274
Hokuriku Electric Power Co. (e)	26	310
Hong Kong & China Gas Co. Ltd.	780	1,972
Hongkong Electric Holdings Ltd.	208	1,762
Iberdrola SA	581	2,633
Kansai Electric Power Co. Inc. (e)	118	919
Kyushu Electric Power Co. Inc. (e)	70	577
National Grid Plc	533	5,883
Osaka Gas Co. Ltd.	281	1,236
Red Electrica Corp. SA (e)	16	771
RWE AG	73	3,274
Scottish & Southern Energy Plc	141	3,179
Severn Trent Plc	36	969
Shikoku Electric Power Co. Inc. (e)	25	276
Snam Rete Gas SpA	254	1,125
SP AusNet	245	265
Suez Environnement SA	41	461
Terna Rete Elettrica Nazionale SpA	189	704
Toho Gas Co. Ltd. (e)	60	398
Tohoku Electric Power Co. Inc. (c) (e)	66	529
Tokyo Electric Power Co. Inc. (c) (e)	219	361
Tokyo Gas Co. Ltd.	368	2,024
United Utilities Group Plc	102	1,182
Veolia Environnement	49	527
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (e)	10	200
		61,738
Total Common Stocks (cost $1,584,277)		1,521,765

PREFERRED STOCKS - 0.7%

CONSUMER DISCRETIONARY - 0.4%
Bayerische Motoren Werke AG	8	391
Porsche Automobil Holding SE	23	1,375
Volkswagen AG	22	3,952
		5,718
CONSUMER STAPLES - 0.1%
Henkel AG & Co. KGaA	27	2,124
Lindt & Spruengli AG	—	411
		2,535
FINANCIALS - 0.0%
Intesa Sanpaolo SpA	139	180

INDUSTRIALS - 0.1%
Schindler Holding AG	7	899

TELECOMMUNICATION SERVICES - 0.1%
Telecom Italia SpA - RNC	905	793

UTILITIES - 0.0%
RWE AG	6	223

Total Preferred Stocks (cost $9,095)		10,348

RIGHTS - 0.0%
Cie Generale de Geophysique - Veritas (c)	21	33

Total Rights (cost $0)		33

OTHER EQUITY INTERESTS - 0.0%
IMMOEAST AG (c) (f) (u)	37	—
IMMOFINANZ AG (c) (f) (u)	27	—

Total Other Equity Interests (cost $0)		—

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 11.1%
Investment Company - 1.8%
JNL Money Market Fund, 0.06% (a) (h)	27,914	27,914

Securities Lending Collateral - 9.2%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	144,598	144,598

Treasury Securities - 0.1%
U.S. Treasury Bill, 0.11%, 12/20/12 (o)	$1,845	1,845

Total Short Term Investments (cost $174,357)		174,357

Total Investments - 108.9% (cost $1,767,729)		1,706,503
Other Assets and Liabilities, Net - (8.9%)		(139,570)
Total Net Assets - 100.0%		$1,566,933

JNL/Mellon Capital Management Bond Index Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.2%
Ally Auto Receivables Trust, 0.79%, 09/15/15	$1,000	$1,004
AmeriCredit Automobile Receivables Trust, 1.17%, 01/08/16	500	503
Banc of America Commercial Mortgage Inc. REMIC
5.92%, 05/10/45 (i)	1,500	1,732
5.95%, 05/10/45 (i)	550	608
5.36%, 09/10/47 (i)	1,000	1,126
5.45%, 01/15/49	181	191
5.45%, 01/15/49	1,500	1,731
5.48%, 01/15/49 (i)	350	361
Bank of America Credit Card Trust, 5.17%, 06/15/19	900	1,063
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.91%, 06/11/40 (i)	300	354
5.12%, 02/11/41 (i)	1,150	1,256
Centerpoint Energy Transition Co. LLC Secured Transition Bond, 5.17%, 08/01/19	741	848
Citibank Credit Card Issuance Trust, 5.30%, 03/15/18	900	1,045
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC
5.62%, 10/15/48	250	289
5.65%, 10/15/48	500	532
Continental Airlines Inc. Pass-Through Trust - Class A, 4.75%, 01/12/21 (e)	286	306
Credit Suisse Mortgage Capital Certificates REMIC, 5.38%, 02/15/40	250	275
CS First Boston Mortgage Securities Corp. REMIC
5.42%, 05/15/36 (i)	350	372
5.01%, 02/15/38 (i)	800	870
CW Capital Cobalt Ltd. REMIC, 5.22%, 08/15/48	1,250	1,404
Delta Air Lines Pass-Through Trust - Class A, 6.82%, 08/10/22 (i)	355	394
GE Capital Commercial Mortgage Corp. REMIC, 5.48%, 11/10/45 (i)	200	211
Greenwich Capital Commercial Funding Corp. REMIC, 5.22%, 04/10/37 (i)	1,000	1,109
GS Mortgage Securities Corp. II REMIC
5.55%, 04/10/38 (i)	1,000	1,136
5.56%, 11/10/39	400	463
3.48%, 01/10/45	750	816
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.77%, 06/12/41 (i)	850	916
5.54%, 10/12/41	1,250	1,450
4.88%, 01/15/42	750	811
4.74%, 07/15/42	500	547
4.78%, 07/15/42	500	537
4.94%, 08/15/42 (i)	278	308
4.87%, 09/11/42	655	727
5.42%, 01/15/49	250	288
5.92%, 02/12/49 (i)	200	235
5.79%, 02/12/51 (i)	521	618
LB-UBS Commercial Mortgage Trust REMIC
5.66%, 03/15/39 (i)	330	377
5.42%, 02/15/40	330	381
5.87%, 09/15/45 (i)	2,000	2,382
Merrill Lynch Mortgage Trust REMIC, 5.74%, 08/12/43 (i)	250	288
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
5.41%, 07/12/46 (i)	200	230
5.17%, 12/12/49	200	228
5.75%, 06/12/50 (i)	500	525
Morgan Stanley Capital I REMIC
4.80%, 01/13/41	238	247
5.33%, 11/12/41	250	288
5.89%, 10/15/42 (i)	270	308
5.76%, 04/12/49 (i)	333	345
5.76%, 04/12/49 (i)	2,400	2,695
Santander Drive Auto Receivables Trust, 1.04%, 08/15/16	500	503
UBS Commercial Mortgage Trust REMIC, 3.40%, 05/10/45	1,000	1,075
Wachovia Bank Commercial Mortgage Trust REMIC
4.96%, 11/15/35	300	314
5.22%, 01/15/41 (i)	100	106
5.49%, 07/15/41 (i)	250	267
4.89%, 10/15/41	200	212
4.90%, 10/15/41 (i)	500	523
5.12%, 07/15/42 (i)	410	455
5.42%, 01/15/45 (i)	350	392
5.57%, 10/15/48	250	287
5.31%, 11/15/48	1,082	1,134
Total Non-U.S. Government Agency Asset-Backed Securities (cost $36,487)		39,998

CORPORATE BONDS AND NOTES - 23.8%

CONSUMER DISCRETIONARY - 2.1%
Ace INA Holdings Inc., 5.88%, 06/15/14	500	544
AutoZone Inc., 5.50%, 11/15/15 (e)	400	453
Board of Trustees of The Leland Stanford Junior University, 3.63%, 05/01/14	700	736
CBS Corp.
1.95%, 07/01/17 (e)	450	461
5.63%, 09/15/19	500	601
4.85%, 07/01/42 (e)	500	529
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	500	746
Comcast Corp.
5.30%, 01/15/14	500	530
6.50%, 01/15/15	50	56
5.90%, 03/15/16	500	581
5.70%, 05/15/18	600	730
3.13%, 07/15/22 (e)	500	519
6.50%, 11/15/35	100	129

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
6.95%, 08/15/37	500	681
6.40%, 03/01/40 (e)	400	522
COX Communications Inc., 5.45%, 12/15/14	450	495
Daimler Finance North America LLC, 6.50%, 11/15/13	600	639
Diageo Capital Plc, 4.83%, 07/15/20	395	466
DIRECTV Holdings LLC
3.55%, 03/15/15 (e)	200	212
3.50%, 03/01/16	400	426
4.60%, 02/15/21	600	657
3.80%, 03/15/22	500	515
6.35%, 03/15/40	600	699
6.00%, 08/15/40	200	223
Discovery Communications LLC
3.70%, 06/01/15	100	107
5.63%, 08/15/19	100	121
5.05%, 06/01/20	200	233
6.35%, 06/01/40	100	126
Ford Motor Co., 7.45%, 07/16/31 (e)	300	373
Fortune Brands Inc., 5.38%, 01/15/16	45	51
Gap Inc., 5.95%, 04/12/21	400	446
Grupo Televisa SA, 6.63%, 03/18/25 (e)	100	130
Hasbro Inc., 6.35%, 03/15/40	300	357
Home Depot Inc.
5.25%, 12/16/13	250	265
5.40%, 03/01/16	500	578
5.88%, 12/16/36	250	329
Johnson Controls Inc.
5.50%, 01/15/16	250	287
3.75%, 12/01/21	500	529
Kohl’s Corp., 4.00%, 11/01/21 (e)	500	544
Lowe’s Cos. Inc.
4.63%, 04/15/20	100	116
3.80%, 11/15/21	500	552
5.50%, 10/15/35	150	177
5.80%, 04/15/40	600	739
Macy’s Retail Holdings Inc.
5.75%, 07/15/14 (e)	500	542
6.65%, 07/15/24	200	249
6.90%, 04/01/29	250	295
McDonald’s Corp.
5.35%, 03/01/18	300	365
6.30%, 03/01/38	500	713
NBCUniversal Media LLC
2.10%, 04/01/14	500	510
5.15%, 04/30/20	200	237
6.40%, 04/30/40	200	254
News America Inc.
5.30%, 12/15/14	175	193
5.65%, 08/15/20	300	357
4.50%, 02/15/21 (e)	400	451
6.20%, 12/15/34	50	60
6.40%, 12/15/35	500	620
6.65%, 11/15/37	300	381
6.15%, 02/15/41	300	373
Nordstrom Inc., 4.00%, 10/15/21 (e)	225	253
Omnicom Group Inc., 5.90%, 04/15/16	250	289
Staples Inc., 9.75%, 01/15/14 (l)	550	608
Starwood Hotels & Resorts Worldwide Inc.
7.88%, 10/15/14	400	452
7.15%, 12/01/19	400	489
Target Corp.
5.88%, 07/15/16	250	296
7.00%, 07/15/31	500	694
6.50%, 10/15/37	300	421
Thomson Reuters Corp., 6.50%, 07/15/18	500	632
Time Warner Cable Inc.
5.85%, 05/01/17	150	179
6.75%, 07/01/18	600	755
8.75%, 02/14/19	169	230
6.55%, 05/01/37	250	314
7.30%, 07/01/38	300	408
6.75%, 06/15/39	300	391
Time Warner Entertainment Co. LP, 8.38%, 03/15/23	600	845
Time Warner Inc.
3.15%, 07/15/15	700	747
5.88%, 11/15/16	650	771
4.70%, 01/15/21	200	230
4.00%, 01/15/22 (e)	500	551
7.63%, 04/15/31	250	349
6.10%, 07/15/40	200	248
Viacom Inc.
2.50%, 12/15/16	500	527
7.88%, 07/30/30	125	170
Wal-Mart Stores Inc., 5.63%, 04/15/41 (e)	600	800
Walt Disney Co.
4.50%, 12/15/13	500	525
2.75%, 08/16/21 (e)	300	316
7.00%, 03/01/32	50	73
Whirlpool Corp., 4.85%, 06/15/21 (e)	400	425
Wyndham Worldwide Corp., 7.38%, 03/01/20	500	602
Yale University, 2.90%, 10/15/14	300	315
Yum! Brands Inc., 6.88%, 11/15/37	200	273
		37,988
CONSUMER STAPLES - 1.6%
Altria Group Inc.
8.50%, 11/10/13 (l)	500	543
9.70%, 11/10/18 (e) (l)	500	716
9.25%, 08/06/19 (l)	400	568
9.95%, 11/10/38 (l)	100	168
Anheuser-Busch Cos. Inc.
4.95%, 01/15/14	200	211
5.05%, 10/15/16	100	116
6.45%, 09/01/37	300	423
Anheuser-Busch InBev Worldwide Inc.
0.80%, 07/15/15	500	502
6.88%, 11/15/19	400	529
5.38%, 01/15/20	400	497
2.50%, 07/15/22	300	304
8.20%, 01/15/39	400	668
3.75%, 07/15/42	300	301
Archer-Daniels-Midland Co.
5.45%, 03/15/18 (e)	350	422
5.38%, 09/15/35	200	242
Bottling Group LLC, 6.95%, 03/15/14	200	218
Bunge Ltd. Finance Corp.
5.35%, 04/15/14	75	79
4.10%, 03/15/16	500	536
Campbell Soup Co., 4.25%, 04/15/21 (e)	300	343
Clorox Co., 3.80%, 11/15/21	500	537
Coca-Cola Co.
0.75%, 11/15/13	600	603
0.75%, 03/13/15 (e)	500	504
3.15%, 11/15/20	300	327
ConAgra Foods Inc.
2.10%, 03/15/18	400	406
7.00%, 04/15/19 (e)	300	376
3.25%, 09/15/22	300	302
CVS Caremark Corp.
6.13%, 08/15/16	250	296
5.75%, 06/01/17	500	603
4.13%, 05/15/21 (e)	400	454
Diageo Investment Corp., 8.00%, 09/15/22	100	143

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
General Mills Inc.
5.20%, 03/17/15	500	555
5.70%, 02/15/17	300	358
H.J. Heinz Finance Co., 6.75%, 03/15/32	100	128
Kellogg Co.
4.45%, 05/30/16	350	392
4.00%, 12/15/20	200	224
Kimberly-Clark Corp., 7.50%, 11/01/18	500	669
Kraft Foods Group Inc.
6.13%, 08/23/18 (r)	221	271
5.38%, 02/10/20 (r)	314	373
6.88%, 01/26/39 (r)	600	819
Kroger Co.
6.40%, 08/15/17	200	242
6.15%, 01/15/20	200	245
7.50%, 04/01/31	150	197
Lorillard Tobacco Co., 8.13%, 06/23/19 (l)	500	645
Mondelez International Inc.
5.25%, 10/01/13	400	418
4.13%, 02/09/16	100	110
6.50%, 08/11/17	300	369
6.13%, 02/01/18	79	97
5.38%, 02/10/20	286	345
Pepsi Bottling Group Inc., 7.00%, 03/01/29 (e)	75	109
PepsiCo Inc.
7.90%, 11/01/18	555	752
3.13%, 11/01/20	300	323
4.88%, 11/01/40	500	596
Philip Morris International Inc.
6.88%, 03/17/14	500	546
1.13%, 08/21/17 (e)	500	500
5.65%, 05/16/18	250	306
2.90%, 11/15/21	300	313
4.38%, 11/15/41	300	324
Procter & Gamble Co.
4.95%, 08/15/14	150	163
4.70%, 02/15/19	500	594
5.55%, 03/05/37	100	136
Reynolds American Inc., 7.63%, 06/01/16 (e)	250	301
Safeway Inc.
6.25%, 03/15/14	550	588
6.35%, 08/15/17 (e)	500	563
Unilever Capital Corp.
2.75%, 02/10/16	400	425
5.90%, 11/15/32	300	425
Wal-Mart Stores Inc.
1.63%, 04/15/14 (e)	400	407
2.25%, 07/08/15 (e)	300	314
2.80%, 04/15/16	400	429
4.13%, 02/01/19	300	342
4.25%, 04/15/21 (e)	400	470
7.55%, 02/15/30	500	750
6.20%, 04/15/38	300	414
4.88%, 07/08/40	300	359
Walgreen Co.
1.00%, 03/13/15	500	502
4.40%, 09/15/42	300	309
		29,654
ENERGY - 2.3%
Alberta Energy Co. Ltd., 7.38%, 11/01/31	400	506
Anadarko Petroleum Corp.
5.95%, 09/15/16	100	116
8.70%, 03/15/19	250	335
6.45%, 09/15/36	150	186
Apache Corp.
3.63%, 02/01/21 (e)	400	442
4.75%, 04/15/43	500	571
BP Capital Markets Plc
5.25%, 11/07/13	400	421
3.13%, 10/01/15 (e)	500	534
1.85%, 05/05/17	400	409
4.50%, 10/01/20	500	580
3.25%, 05/06/22	400	423
Burlington Resources Finance Co., 7.20%, 08/15/31	100	143
Canadian Natural Resources Ltd.
3.45%, 11/15/21 (e)	400	430
5.85%, 02/01/35	150	182
6.25%, 03/15/38	300	392
CenterPoint Energy Resources Corp.
4.50%, 01/15/21	43	49
6.63%, 11/01/37 (e)	200	270
Conoco Funding Co., 7.25%, 10/15/31	75	113
ConocoPhillips
4.75%, 02/01/14	500	528
6.65%, 07/15/18	75	94
5.75%, 02/01/19	300	373
6.00%, 01/15/20	300	385
6.50%, 02/01/39	500	720
ConocoPhillips Holding Co., 6.95%, 04/15/29	200	283
Devon Energy Corp.
2.40%, 07/15/16	500	522
1.88%, 05/15/17	300	306
7.95%, 04/15/32	100	148
Devon Financing Corp. ULC, 7.88%, 09/30/31	100	145
Enbridge Energy Partners LP
9.88%, 03/01/19	500	681
7.50%, 04/15/38	200	266
Encana Corp.
3.90%, 11/15/21 (e)	400	423
6.50%, 08/15/34	100	119
Energy Transfer Partners LP
5.95%, 02/01/15	250	274
9.70%, 03/15/19	222	293
5.20%, 02/01/22 (e)	500	555
7.50%, 07/01/38	200	237
6.50%, 02/01/42 (e)	500	577
Enterprise Products Operating LLC
5.60%, 10/15/14	25	27
3.70%, 06/01/15	100	107
5.25%, 01/31/20	300	351
6.88%, 03/01/33	25	32
6.45%, 09/01/40	100	124
5.95%, 02/01/41	300	355
4.45%, 02/15/43	300	297
EOG Resources Inc.
2.50%, 02/01/16	200	211
4.40%, 06/01/20	200	230
2.63%, 03/15/23	500	505
Halliburton Co., 7.45%, 09/15/39	250	382
Hess Corp.
7.30%, 08/15/31	35	47
5.60%, 02/15/41	400	464
Husky Energy Inc., 7.25%, 12/15/19	500	643
Kinder Morgan Energy Partners LP
5.00%, 12/15/13	75	79
6.00%, 02/01/17	150	176
9.00%, 02/01/19	500	663
3.95%, 09/01/22	500	537
6.50%, 09/01/39	200	242
Magellan Midstream Partners LP, 4.25%, 02/01/21	300	328
Marathon Oil Corp., 5.90%, 03/15/18	228	276
Marathon Petroleum Corp., 6.50%, 03/01/41	300	368
Nabors Industries Inc., 6.15%, 02/15/18	300	352

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Nexen Inc.
5.88%, 03/10/35	50	59
6.40%, 05/15/37 (e)	100	127
Noble Energy Inc., 8.25%, 03/01/19	300	388
Noble Holding International Ltd.
3.45%, 08/01/15	200	212
2.50%, 03/15/17	400	413
6.20%, 08/01/40	200	233
Occidental Petroleum Corp.
2.50%, 02/01/16 (e)	400	422
4.10%, 02/01/21	250	288
ONEOK Partners LP, 6.65%, 10/01/36	150	179
PC Financial Partnership, 5.00%, 11/15/14	500	541
Pemex Project Funding Master Trust
5.75%, 03/01/18	500	586
6.63%, 06/15/35	150	188
Petro-Canada, 7.00%, 11/15/28	75	96
Petrobras International Finance Co.
2.88%, 02/06/15 (e)	500	514
3.88%, 01/27/16	500	529
6.13%, 10/06/16	100	113
5.88%, 03/01/18 (e)	150	171
7.88%, 03/15/19	500	628
5.38%, 01/27/21	700	789
6.88%, 01/20/40	400	501
Petroleos Mexicanos
6.00%, 03/05/20	500	597
5.50%, 01/21/21	700	821
5.50%, 06/27/44 (e)	250	275
Phillips 66
1.95%, 03/05/15 (r)	500	512
4.30%, 04/01/22 (r)	500	547
Pioneer Natural Resources Co., 3.95%, 07/15/22 (e)	400	425
Plains All American Pipeline LP
3.95%, 09/15/15	300	326
6.50%, 05/01/18	100	124
6.70%, 05/15/36	100	128
Pride International Inc., 6.88%, 08/15/20	400	506
Rowan Cos. Inc.
7.88%, 08/01/19	300	372
4.88%, 06/01/22	400	429
Shell International Finance BV
4.00%, 03/21/14 (e)	500	526
5.20%, 03/22/17 (e)	250	296
4.38%, 03/25/20	300	351
6.38%, 12/15/38	200	288
5.50%, 03/25/40	300	396
Southern Natural Gas Co., 5.90%, 04/01/17 (r)	250	293
Spectra Energy Capital LLC, 8.00%, 10/01/19	250	325
Statoil ASA, 3.15%, 01/23/22	500	534
StatoilHydro ASA, 5.25%, 04/15/19	500	607
Suncor Energy Inc.
5.95%, 12/01/34	100	122
6.50%, 06/15/38	300	398
Total Capital International SA, 2.88%, 02/17/22	500	520
Total Capital SA
3.00%, 06/24/15 (e)	400	426
2.30%, 03/15/16	250	262
TransCanada Pipelines Ltd.
6.50%, 08/15/18	200	251
3.80%, 10/01/20	400	449
6.20%, 10/15/37	300	407
Transocean Inc.
4.95%, 11/15/15 (e)	500	547
6.80%, 03/15/38	150	180
Valero Energy Corp.
9.38%, 03/15/19	500	679
7.50%, 04/15/32	100	127
Weatherford International Inc., 6.35%, 06/15/17	250	291
Weatherford International Ltd.
5.13%, 09/15/20 (e)	400	437
5.95%, 04/15/42 (e)	400	421
Williams Cos. Inc., 8.75%, 03/15/32	116	161
Williams Partners LP
3.80%, 02/15/15 (e)	100	106
5.25%, 03/15/20	500	579
6.30%, 04/15/40	200	250
		42,095
FINANCIALS - 9.3%
Abbey National Treasury Services Plc, 2.88%, 04/25/14 (e)	500	506
AFLAC Inc., 8.50%, 05/15/19	500	670
African Development Bank, 3.00%, 05/27/14	500	522
Allstate Corp.
6.75%, 05/15/18	300	375
7.45%, 05/16/19	300	393
5.35%, 06/01/33	75	89
5.55%, 05/09/35	100	123
American Express Co.
6.15%, 08/28/17	750	912
8.15%, 03/19/38	100	160
American Express Credit Corp.
2.75%, 09/15/15	500	527
2.80%, 09/19/16	500	532
American International Group Inc.
3.00%, 03/20/15 (e)	500	518
5.60%, 10/18/16	500	570
5.85%, 01/16/18	600	696
6.40%, 12/15/20	500	609
4.88%, 06/01/22	500	563
6.25%, 03/15/37 (i)	400	404
Ameriprise Financial Inc., 7.52%, 06/01/66 (i)	250	276
Asian Development Bank
4.25%, 10/20/14	750	810
2.50%, 03/15/16	500	534
5.59%, 07/16/18	400	494
6.38%, 10/01/28	210	295
Assurant Inc., 6.75%, 02/15/34	100	111
AXA SA, 8.60%, 12/15/30 (e)	100	121
Bank of America Corp.
7.38%, 05/15/14	200	219
4.50%, 04/01/15 (e)	500	536
3.70%, 09/01/15 (e)	600	634
3.63%, 03/17/16 (e)	500	527
6.50%, 08/01/16	800	925
5.75%, 12/01/17	675	777
5.65%, 05/01/18	500	570
5.49%, 03/15/19 (e)	200	218
5.63%, 07/01/20	700	798
5.00%, 05/13/21	400	440
Bank of America NA, 6.00%, 10/15/36	250	293
Bank of New York Mellon Corp.
4.30%, 05/15/14 (a)	500	531
2.50%, 01/15/16 (a) (e)	500	524
3.55%, 09/23/21 (a)	600	651
Bank of Nova Scotia
2.38%, 12/17/13 (e)	672	687
2.05%, 10/07/15 (e)	500	518
Bank One Corp., 7.63%, 10/15/26	500	644
Barclays Bank Plc
2.38%, 01/13/14	500	508
2.75%, 02/23/15	500	516
3.90%, 04/07/15 (e)	500	530
5.13%, 01/08/20	300	337

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
BB&T Corp.
5.20%, 12/23/15	300	336
1.60%, 08/15/17	500	509
Bear Stearns Cos. Inc., 5.70%, 11/15/14	700	767
Berkshire Hathaway Finance Corp.
4.63%, 10/15/13	250	260
4.85%, 01/15/15 (e)	100	110
5.40%, 05/15/18 (e)	500	603
4.25%, 01/15/21 (e)	300	342
BlackRock Inc., 3.50%, 12/10/14	200	213
BNP Paribas, 5.00%, 01/15/21	400	443
Boeing Capital Corp., 3.25%, 10/27/14 (e)	300	317
Boston Properties LP, 5.63%, 11/15/20	200	238
Camden Property Trust, 5.00%, 06/15/15	100	109
Capital One Financial Corp.
2.13%, 07/15/14	600	612
6.15%, 09/01/16	250	285
6.75%, 09/15/17	500	612
Caterpillar Financial Services Corp.
1.55%, 12/20/13 (e)	450	456
6.13%, 02/17/14	500	539
4.75%, 02/17/15	100	109
2.75%, 06/24/15	200	211
1.63%, 06/01/17 (e)	400	408
2.85%, 06/01/22	400	413
Cincinnati Financial Corp.
6.92%, 05/15/28	400	483
6.13%, 11/01/34	100	114
Citigroup Inc.
6.38%, 08/12/14	460	501
5.00%, 09/15/14	400	422
6.01%, 01/15/15	500	548
2.65%, 03/02/15 (e)	1,000	1,024
4.75%, 05/19/15	500	538
5.85%, 08/02/16	250	282
4.45%, 01/10/17	700	769
6.00%, 08/15/17	250	291
6.13%, 05/15/18	400	474
8.50%, 05/22/19	550	727
4.50%, 01/14/22	500	549
6.00%, 10/31/33	50	54
5.88%, 05/29/37 (e)	500	588
8.13%, 07/15/39	600	891
CNA Financial Corp., 5.75%, 08/15/21 (e)	400	465
Commonwealth Bank of Australia, 1.25%, 09/18/15	200	201
CommonWealth REIT, 6.25%, 08/15/16	500	547
ConocoPhillips Canada Funding Co. I, 5.63%, 10/15/16	600	711
Cooperatieve Centrale Raiffeisen-Boerenleenbank BA, 3.38%, 01/19/17	500	531
Corp. Andina de Fomento, 3.75%, 01/15/16	200	210
Council Of Europe Development Bank, 1.50%, 02/22/17 (e)	500	511
Credit Suisse New York
5.50%, 05/01/14	700	748
3.50%, 03/23/15	500	528
Credit Suisse USA Inc.
5.13%, 08/15/15	200	221
5.38%, 03/02/16 (e)	500	563
7.13%, 07/15/32 (e)	100	143
Deutsche Bank AG London
3.45%, 03/30/15 (e)	500	527
6.00%, 09/01/17 (e)	500	596
Deutsche Bank Financial LLC, 5.38%, 03/02/15 (e)	250	265
Discover Bank, 7.00%, 04/15/20	300	361
Duke Realty LP
7.38%, 02/15/15	150	169
3.88%, 10/15/22	200	203
ERP Operating LP
5.25%, 09/15/14	250	270
5.75%, 06/15/17	150	179
European Bank for Reconstruction & Development
2.75%, 04/20/15	500	528
2.50%, 03/15/16 (e)	200	212
1.00%, 02/16/17	500	507
European Investment Bank
1.25%, 02/14/14 (e)	1,000	1,012
3.00%, 04/08/14	500	519
1.50%, 05/15/14	500	509
4.63%, 05/15/14 (e)	850	906
3.13%, 06/04/14	1,000	1,044
1.13%, 08/15/14	500	506
2.75%, 03/23/15 (e)	700	738
1.63%, 09/01/15 (e)	600	617
4.88%, 02/16/16 (e)	550	626
2.50%, 05/16/16	500	531
2.13%, 07/15/16 (e)	1,000	1,051
1.75%, 03/15/17 (e)	500	518
5.13%, 05/30/17 (e)	500	595
1.13%, 09/15/17 (e)	1,000	1,008
4.00%, 02/16/21 (e)	500	578
Export-Import Bank of Korea
8.13%, 01/21/14	500	544
5.13%, 03/16/15	200	218
5.00%, 04/11/22	600	705
Fidelity National Financial Inc., 6.60%, 05/15/17	400	448
Ford Motor Credit Co. LLC
7.00%, 10/01/13	300	317
8.70%, 10/01/14	300	341
2.75%, 05/15/15 (e)	600	612
3.98%, 06/15/16	500	527
4.25%, 02/03/17	300	319
3.00%, 06/12/17 (e)	300	305
5.00%, 05/15/18	300	328
5.88%, 08/02/21	600	679
4.25%, 09/20/22	300	307
Franklin Resources Inc., 3.13%, 05/20/15	300	316
General Electric Capital Corp.
2.15%, 01/09/15 (e)	1,000	1,029
3.50%, 06/29/15	500	533
5.00%, 01/08/16 (e)	300	334
2.95%, 05/09/16	400	423
2.30%, 04/27/17	500	514
5.63%, 09/15/17	1,100	1,295
5.50%, 01/08/20	700	828
4.38%, 09/16/20 (e)	550	607
4.63%, 01/07/21	400	447
6.75%, 03/15/32	850	1,089
5.88%, 01/14/38	900	1,072
6.88%, 01/10/39	600	802
Genworth Financial Inc., 7.70%, 06/15/20 (e)	350	366
Goldman Sachs Group Inc.
6.00%, 05/01/14	500	537
5.13%, 01/15/15	700	753
3.30%, 05/03/15	500	520
3.63%, 02/07/16 (e)	600	633
5.75%, 10/01/16	250	284
6.25%, 09/01/17	200	234
5.95%, 01/18/18	300	348
6.15%, 04/01/18	300	350
7.50%, 02/15/19	600	744

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
5.38%, 03/15/20	400	446
5.25%, 07/27/21	500	551
5.75%, 01/24/22 (e)	500	576
5.95%, 01/15/27	250	262
6.13%, 02/15/33	850	955
Hartford Financial Services Group Inc.
5.38%, 03/15/17	500	558
6.10%, 10/01/41	75	84
HCP Inc.
2.70%, 02/01/14	700	715
6.00%, 01/30/17	150	173
5.38%, 02/01/21	300	342
Health Care REIT Inc., 6.13%, 04/15/20	400	465
Hospitality Properties Trust, 5.63%, 03/15/17	500	541
HSBC Bank USA
4.88%, 08/24/20	300	323
7.00%, 01/15/39	340	444
HSBC Finance Capital Trust IX, 5.91%, 11/30/35 (i)	250	246
HSBC Holdings Plc
5.10%, 04/05/21	500	578
4.00%, 03/30/22	500	536
7.63%, 05/17/32	150	187
6.10%, 01/14/42	600	789
HSBC USA Inc., 2.38%, 02/13/15 (e)	500	515
Inter-American Development Bank
3.00%, 04/22/14 (e)	500	521
4.50%, 09/15/14 (e)	500	539
5.13%, 09/13/16	250	294
1.13%, 03/15/17	1,000	1,021
3.88%, 02/14/20 (e)	700	826
International Bank for Reconstruction & Development
0.65%, 11/29/13	400	400
1.13%, 08/25/14	1,000	1,016
2.38%, 05/26/15	200	211
2.13%, 03/15/16	500	529
1.00%, 09/15/16	1,000	1,017
0.88%, 04/17/17	1,000	1,010
7.63%, 01/19/23	300	449
International Finance Corp.
2.75%, 04/20/15	200	213
2.13%, 11/17/17	500	535
International Lease Finance Corp., 3.00%, 04/22/14	1,000	1,043
Jefferies Group Inc.
5.13%, 04/13/18	500	507
6.45%, 06/08/27	100	103
6.25%, 01/15/36	500	495
Jefferson-Pilot Corp., 4.75%, 01/30/14	400	417
John Deere Capital Corp.
2.25%, 06/07/16	400	419
1.40%, 03/15/17	500	511
1.20%, 10/10/17	500	502
3.90%, 07/12/21	500	563
2.75%, 03/15/22	500	515
JPMorgan Chase & Co.
5.38%, 01/15/14 (e)	500	529
2.05%, 01/24/14 (e)	300	305
4.75%, 03/01/15	250	272
1.88%, 03/20/15 (e)	500	510
5.15%, 10/01/15	250	277
3.45%, 03/01/16	800	853
6.40%, 10/02/17	500	601
6.00%, 01/15/18	1,000	1,192
6.30%, 04/23/19	500	615
4.40%, 07/22/20	600	660
4.50%, 01/24/22	600	666
5.60%, 07/15/41	500	600
JPMorgan Chase Bank NA, 6.00%, 10/01/17	500	592
KeyBank NA, 5.80%, 07/01/14	400	430
KeyCorp
3.75%, 08/13/15	500	539
5.10%, 03/24/21	500	585
Korea Development Bank, 3.25%, 03/09/16	300	315
Kreditanstalt fuer Wiederaufbau
1.38%, 01/13/14	500	507
3.50%, 03/10/14 (e)	1,000	1,046
4.13%, 10/15/14	650	699
2.63%, 03/03/15	1,000	1,052
0.63%, 04/24/15	1,000	1,004
2.63%, 02/16/16	1,000	1,068
4.88%, 01/17/17	500	587
1.25%, 02/15/17 (e)	1,000	1,021
4.38%, 03/15/18 (e)	500	585
4.88%, 06/17/19	500	610
4.00%, 01/27/20	300	350
2.75%, 09/08/20	500	538
0.00%, 06/29/37 (j)	500	234
Landwirtschaftliche Rentenbank
3.13%, 07/15/15	300	321
2.50%, 02/15/16 (e)	1,000	1,062
5.13%, 02/01/17 (e)	500	590
Lincoln National Corp., 8.75%, 07/01/19	500	655
Lloyds TSB Bank Plc, 6.38%, 01/21/21	500	613
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	20	22
Merrill Lynch & Co. Inc.
5.00%, 01/15/15 (e)	550	591
6.05%, 05/16/16	250	273
5.70%, 05/02/17	500	547
6.88%, 04/25/18	1,300	1,558
7.75%, 05/14/38	400	502
MetLife Inc.
5.00%, 11/24/13	100	105
6.75%, 06/01/16	500	598
7.72%, 02/15/19	500	651
5.70%, 06/15/35	100	123
6.40%, 12/15/36 (i)	100	105
Morgan Stanley
4.75%, 04/01/14 (e)	450	466
6.00%, 05/13/14	500	530
4.20%, 11/20/14 (e)	500	520
5.38%, 10/15/15	500	539
5.45%, 01/09/17	850	927
4.75%, 03/22/17 (e)	800	858
6.63%, 04/01/18	500	574
7.30%, 05/13/19 (e)	800	944
5.50%, 01/26/20	500	544
5.50%, 07/24/20	500	540
5.75%, 01/25/21 (e)	400	439
7.25%, 04/01/32	387	467
Murray Street Investment Trust I, 4.65%, 03/09/17 (e) (k)	500	537
National Australia Bank Ltd., 1.60%, 08/07/15	600	606
National Rural Utilities Cooperative Finance Corp.
10.38%, 11/01/18	200	296
8.00%, 03/01/32	450	686
Nomura Holdings Inc, 6.70%, 03/04/20 (e)	400	457
Northern Trust Corp., 3.45%, 11/04/20 (e)	300	326
PNC Funding Corp.
5.25%, 11/15/15	250	279
5.63%, 02/01/17	600	691
6.70%, 06/10/19	500	636
Principal Life Income Funding Trusts, 5.10%, 04/15/14	150	160

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
ProLogis Inc.
6.25%, 03/15/17	400	458
7.38%, 10/30/19	400	495
ProLogis LP, 7.63%, 08/15/14 (e)	300	329
Prudential Financial Inc.
4.75%, 09/17/15	500	551
5.38%, 06/21/20 (e)	200	231
5.75%, 07/15/33 (e)	400	449
5.70%, 12/14/36	250	279
6.63%, 06/21/40	200	250
5.80%, 11/16/41	300	346
Rabobank Nederland NV
2.13%, 10/13/15	500	516
3.88%, 02/08/22	500	531
Realty Income Corp.
6.75%, 08/15/19	150	183
5.88%, 03/15/35	300	343
Royal Bank of Canada, 2.88%, 04/19/16 (e)	500	532
Royal Bank of Scotland Plc
3.25%, 01/11/14 (e)	300	308
4.88%, 03/16/15	300	322
3.95%, 09/21/15	500	531
6.40%, 10/21/19	200	230
6.13%, 01/11/21	300	358
Simon Property Group LP
5.75%, 12/01/15	400	452
5.25%, 12/01/16 (e)	250	286
2.80%, 01/30/17 (e)	600	632
3.38%, 03/15/22 (e)	400	420
6.75%, 02/01/40	100	139
SLM Corp.
5.00%, 10/01/13	520	539
5.05%, 11/14/14	250	264
3.88%, 09/10/15	300	309
8.00%, 03/25/20	100	115
Sumitomo Mitsui Banking Corp.
1.35%, 07/18/15 (e)	600	606
3.20%, 07/18/22 (e)	400	408
SunTrust Banks Inc., 3.60%, 04/15/16	500	534
Teco Finance Inc., 5.15%, 03/15/20	200	233
Toronto-Dominion Bank, 1.38%, 07/14/14	500	508
Toyota Motor Credit Corp.
3.20%, 06/17/15	500	533
4.25%, 01/11/21 (e)	400	458
Transatlantic Holdings Inc., 5.75%, 12/14/15 (e)	200	222
Travelers Cos. Inc., 6.25%, 06/15/37	150	202
Travelers Property Casualty Corp., 6.38%, 03/15/33	400	533
U.S. Bancorp
4.20%, 05/15/14 (e)	400	424
2.45%, 07/27/15	400	421
1.65%, 05/15/17	800	819
4.13%, 05/24/21 (e)	400	457
2.95%, 07/15/22	400	404
UBS AG
3.88%, 01/15/15 (e)	500	530
5.88%, 07/15/16	250	273
5.88%, 12/20/17	250	296
4.88%, 08/04/20	800	895
Union Bank NA, 5.95%, 05/11/16	500	571
Validus Holding Ltd., 8.88%, 01/26/40	500	634
Ventas Realty LP, 4.25%, 03/01/22 (e)	500	532
Wachovia Bank NA
6.00%, 11/15/17	250	301
5.85%, 02/01/37	250	314
6.60%, 01/15/38	550	764
Wachovia Corp.
5.25%, 08/01/14	1,000	1,075
5.63%, 10/15/16	500	579
Wells Fargo & Co.
3.75%, 10/01/14 (e)	500	530
5.00%, 11/15/14	200	216
3.68%, 06/15/16 (k)	600	653
2.10%, 05/08/17	1,000	1,035
4.60%, 04/01/21	500	578
Westpac Banking Corp., 4.20%, 02/27/15	500	537
		167,597
HEALTH CARE - 1.8%
Abbott Laboratories
5.88%, 05/15/16	650	766
5.13%, 04/01/19	500	602
6.00%, 04/01/39	550	771
Aetna Inc.
4.13%, 06/01/21 (e)	500	549
6.63%, 06/15/36	150	195
Agilent Technologies Inc., 5.00%, 07/15/20	200	229
Amgen Inc.
1.88%, 11/15/14	400	411
2.50%, 11/15/16 (e)	400	420
5.85%, 06/01/17	600	716
4.10%, 06/15/21	600	653
6.38%, 06/01/37 (e)	400	498
5.15%, 11/15/41	400	446
AstraZeneca Plc
5.90%, 09/15/17	250	307
6.45%, 09/15/37	550	752
Baxter International Inc.
4.00%, 03/01/14	300	315
4.63%, 03/15/15	75	82
4.25%, 03/15/20	200	229
Becton Dickinson and Co., 3.25%, 11/12/20	300	324
Boston Scientific Corp.
6.25%, 11/15/15 (l)	300	340
7.38%, 01/15/40	300	410
Bristol-Myers Squibb Co.
5.45%, 05/01/18	150	182
5.88%, 11/15/36	67	88
3.25%, 08/01/42	200	185
Celgene Corp., 3.95%, 10/15/20	300	323
Covidien International Finance SA, 6.00%, 10/15/17	300	369
Eli Lilly & Co.
5.20%, 03/15/17	900	1,068
5.55%, 03/15/37	100	128
Express Scripts Inc.
6.25%, 06/15/14	300	327
3.13%, 05/15/16	300	320
7.25%, 06/15/19	500	644
Genentech Inc.
4.75%, 07/15/15	550	612
5.25%, 07/15/35 (e)	250	304
Gilead Sciences Inc., 4.40%, 12/01/21	500	568
GlaxoSmithKline Capital Inc.
4.38%, 04/15/14	150	159
5.65%, 05/15/18	500	616
5.38%, 04/15/34	150	185
GlaxoSmithKline Capital Plc
0.75%, 05/08/15	400	402
2.85%, 05/08/22	500	519
Hospira Inc., 6.05%, 03/30/17	200	231
Humana Inc., 7.20%, 06/15/18 (l)	500	606
Johnson & Johnson
3.55%, 05/15/21	350	397

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
5.95%, 08/15/37	500	709
4.85%, 05/15/41	350	450
McKesson Corp., 5.70%, 03/01/17 (e)	100	120
Medco Health Solutions Inc., 7.13%, 03/15/18 (l)	500	628
Medtronic Inc.
3.00%, 03/15/15 (e)	600	635
4.45%, 03/15/20	400	465
Merck & Co. Inc.
4.75%, 03/01/15 (e)	250	275
6.00%, 09/15/17	250	309
2.40%, 09/15/22	400	403
6.50%, 12/01/33 (l)	350	507
6.55%, 09/15/37	300	444
3.60%, 09/15/42	200	201
Novartis AG, 5.13%, 02/10/19	500	601
Novartis Capital Corp., 4.13%, 02/10/14	500	525
Pfizer Inc.
5.35%, 03/15/15	700	783
6.20%, 03/15/19	500	637
7.20%, 03/15/39	500	784
Pharmacia Corp., 6.60%, 12/01/28	50	68
Quest Diagnostic Inc., 4.70%, 04/01/21	500	562
Sanofi-Aventis SA, 2.63%, 03/29/16	500	529
Teva Pharmaceutical Finance LLC, 6.15%, 02/01/36	150	198
Thermo Fisher Scientific Inc.
2.05%, 02/21/14	400	408
5.00%, 06/01/15	200	221
3.20%, 03/01/16	300	320
UnitedHealth Group Inc.
5.38%, 03/15/16 (e)	250	286
6.00%, 02/15/18	150	184
4.70%, 02/15/21 (e)	400	467
5.80%, 03/15/36	150	181
5.95%, 02/15/41	450	576
WellPoint Inc.
5.25%, 01/15/16	300	336
4.35%, 08/15/20	200	219
3.30%, 01/15/23	300	303
5.85%, 01/15/36 (e)	100	116
5.80%, 08/15/40	200	232
4.65%, 01/15/43	200	204
Wyeth
5.50%, 02/15/16	500	579
5.95%, 04/01/37	250	339
		32,052
INDUSTRIALS - 1.2%
3M Co., 5.70%, 03/15/37	150	207
Boeing Co.
4.88%, 02/15/20	500	606
7.95%, 08/15/24	300	451
Burlington Northern Santa Fe Corp.
4.70%, 10/01/19	300	347
6.15%, 05/01/37	100	130
5.75%, 05/01/40	400	501
Burlington Northern Santa Fe LLC, 4.10%, 06/01/21	300	333
Canadian National Railway Co.
1.45%, 12/15/16	400	408
5.55%, 03/01/19	400	488
Caterpillar Inc.
7.90%, 12/15/18	500	678
3.80%, 08/15/42 (r)	128	129
CSX Corp.
7.38%, 02/01/19	300	384
6.00%, 10/01/36	200	250
6.22%, 04/30/40	500	655
Dover Corp., 5.38%, 03/01/41	500	656
Emerson Electric Co., 5.00%, 12/15/14	100	109
FedEx Corp.
2.63%, 08/01/22	300	299
3.88%, 08/01/42	300	294
GATX Corp., 4.75%, 06/15/22	350	370
General Electric Co., 5.25%, 12/06/17	600	710
Honeywell International Inc.
5.00%, 02/15/19	500	597
5.38%, 03/01/41 (e)	300	392
Ingersoll-Rand Global Holding Co. Ltd., 6.88%, 08/15/18	200	247
Koninklijke Philips Electronics NV, 5.75%, 03/11/18 (e)	350	426
L-3 Communications Corp., 4.95%, 02/15/21	500	557
Lockheed Martin Corp.
3.35%, 09/15/21	600	634
6.15%, 09/01/36	675	875
5.72%, 06/01/40	200	245
Norfolk Southern Corp.
5.90%, 06/15/19	300	365
3.25%, 12/01/21	400	421
2.90%, 02/15/23 (r)	79	80
4.84%, 10/01/41 (e)	624	717
Northrop Grumman Systems Corp., 5.05%, 08/01/19	210	247
PACCAR Inc., 6.88%, 02/15/14	200	217
Pitney Bowes Inc., 5.75%, 09/15/17 (e)	500	545
Raytheon Co., 3.13%, 10/15/20	500	536
Republic Services Inc.
5.00%, 03/01/20	300	347
6.20%, 03/01/40	430	539
Ryder System Inc., 3.15%, 03/02/15	500	518
Union Pacific Corp.
4.16%, 07/15/22	655	746
6.63%, 02/01/29	25	34
5.78%, 07/15/40 (e)	300	379
United Parcel Service Inc.
3.13%, 01/15/21	500	540
6.20%, 01/15/38	350	495
United Technologies Corp.
4.88%, 05/01/15	300	333
1.80%, 06/01/17	300	311
6.13%, 02/01/19	250	313
3.10%, 06/01/22	300	320
6.70%, 08/01/28	50	68
5.70%, 04/15/40	500	650
Waste Management Inc., 6.10%, 03/15/18	200	240
		20,939
INFORMATION TECHNOLOGY - 1.0%
Adobe Systems Inc., 4.75%, 02/01/20	300	338
Amphenol Corp., 4.75%, 11/15/14	350	376
Cisco Systems Inc.
1.63%, 03/14/14	500	510
5.50%, 02/22/16 (e)	750	871
4.45%, 01/15/20	650	763
5.90%, 02/15/39	250	331
Computer Sciences Corp.
2.50%, 09/15/15	500	507
4.45%, 09/15/22	300	300
Corning Inc., 4.75%, 03/15/42	400	432
Dell Inc., 5.40%, 09/10/40 (e)	200	217
eBay Inc.
0.70%, 07/15/15 (e)	200	201
1.35%, 07/15/17	200	202
2.60%, 07/15/22	200	201

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
4.00%, 07/15/42 (e)	200	195
EnCana Corp., 6.50%, 02/01/38	300	363
Google Inc.
1.25%, 05/19/14	500	507
2.13%, 05/19/16	500	527
Harris Corp., 4.40%, 12/15/20	500	544
Hewlett-Packard Co.
6.13%, 03/01/14	400	426
2.13%, 09/13/15	300	304
3.30%, 12/09/16	500	521
4.30%, 06/01/21	600	612
4.05%, 09/15/22	300	304
Intel Corp., 1.95%, 10/01/16	500	525
International Business Machines Corp.
0.88%, 10/31/14	500	505
5.70%, 09/14/17	600	735
6.50%, 01/15/28 (e)	200	276
5.60%, 11/30/39	330	440
Juniper Networks Inc., 3.10%, 03/15/16	500	523
Microsoft Corp.
1.63%, 09/25/15	200	208
3.00%, 10/01/20	300	329
5.30%, 02/08/41	550	724
Oracle Corp.
5.75%, 04/15/18	350	434
3.88%, 07/15/20	300	344
6.13%, 07/08/39	300	412
5.38%, 07/15/40	500	638
Western Union Co., 5.25%, 04/01/20	500	584
Xerox Corp.
6.35%, 05/15/18 (e)	500	587
4.50%, 05/15/21 (e)	400	425
		17,241
MATERIALS - 1.3%
Agrium Inc., 7.13%, 05/23/36	300	405
Air Products & Chemicals Inc., 4.38%, 08/21/19	400	460
Airgas Inc., 2.95%, 06/15/16	500	527
Alcoa Inc.
5.55%, 02/01/17 (e)	200	224
6.75%, 07/15/18 (e)	300	347
5.40%, 04/15/21 (e)	400	420
ArcelorMittal
10.10%, 06/01/19 (l)	500	576
7.25%, 10/15/39 (e) (l)	200	183
Barrick Gold Corp.
2.90%, 05/30/16 (e)	600	630
6.95%, 04/01/19	350	434
5.95%, 10/15/39	300	349
BHP Billiton Finance USA Ltd.
5.50%, 04/01/14	500	536
5.25%, 12/15/15	90	102
1.63%, 02/24/17 (e)	500	511
5.40%, 03/29/17	200	234
3.25%, 11/21/21	430	456
4.13%, 02/24/42	500	533
CRH America Inc., 6.00%, 09/30/16	250	279
Dow Chemical Co.
7.60%, 05/15/14 (l)	250	276
2.50%, 02/15/16 (e)	500	521
8.55%, 05/15/19 (l)	197	264
4.13%, 11/15/21 (e)	400	435
7.38%, 11/01/29	200	265
5.25%, 11/15/41	400	454
E.I. du Pont de Nemours & Co.
1.75%, 03/25/14	300	306
2.75%, 04/01/16	300	320
4.25%, 04/01/21 (e)	300	348
4.90%, 01/15/41	300	362
Eastman Chemical Co., 3.00%, 12/15/15	500	530
Ecolab Inc., 5.50%, 12/08/41	500	622
Freeport-McMoRan Copper & Gold Inc., 3.55%, 03/01/22	500	500
Georgia-Pacific LLC, 8.00%, 01/15/24	500	682
International Paper Co.
7.95%, 06/15/18	150	193
8.70%, 06/15/38	300	447
Newmont Mining Corp.
3.50%, 03/15/22 (e)	500	507
5.88%, 04/01/35	50	56
6.25%, 10/01/39	400	473
Plum Creek Timberlands LP, 4.70%, 03/15/21	400	426
Potash Corp. of Saskatchewan Inc., 5.25%, 05/15/14	500	537
PPG Industries Inc., 3.60%, 11/15/20	400	432
Praxair Inc.
5.38%, 11/01/16	500	586
2.20%, 08/15/22	300	296
Rio Tinto Alcan Inc., 5.20%, 01/15/14	500	527
Rio Tinto Finance USA Ltd.
1.88%, 11/02/15 (e)	250	257
2.00%, 03/22/17	600	613
3.50%, 11/02/20	400	422
3.75%, 09/20/21	600	639
Rio Tinto Finance USA Plc
3.50%, 03/22/22 (e)	500	521
4.75%, 03/22/42	400	432
RPM International Inc., 6.13%, 10/15/19	200	232
Southern Copper Corp., 7.50%, 07/27/35	150	185
Teck Resources Ltd.
3.00%, 03/01/19	400	405
10.75%, 05/15/19	100	121
5.20%, 03/01/42	400	376
Vale Overseas Ltd.
6.25%, 01/11/16	100	113
6.25%, 01/23/17	150	173
4.63%, 09/15/20 (e)	500	533
8.25%, 01/17/34 (e)	200	259
6.88%, 11/21/36	200	232
		23,084
TELECOMMUNICATION SERVICES - 1.4%
America Movil SAB de CV
3.63%, 03/30/15	200	213
5.00%, 03/30/20	200	234
6.38%, 03/01/35	200	261
6.13%, 03/30/40	300	390
4.38%, 07/16/42 (e)	200	207
AT&T Corp., 8.00%, 11/15/31 (l)	17	26
AT&T Inc.
2.50%, 08/15/15 (e)	800	841
2.40%, 08/15/16	600	635
1.60%, 02/15/17 (e)	500	513
5.80%, 02/15/19	500	622
4.45%, 05/15/21	500	588
6.15%, 09/15/34 (e)	350	445
6.50%, 09/01/37	500	666
6.30%, 01/15/38	300	394
6.55%, 02/15/39	750	1,017
BellSouth Capital Funding Corp., 7.88%, 02/15/30	100	134
BellSouth Corp., 5.20%, 09/15/14	570	619
British Telecommunications Plc, 9.63%, 12/15/30 (l)	550	895
Cellco Partnership, 5.55%, 02/01/14	500	532

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CenturyLink Inc.
6.00%, 04/01/17 (e)	250	280
5.80%, 03/15/22 (e)	500	544
Deutsche Telekom International Finance BV
5.75%, 03/23/16	250	285
8.75%, 06/15/30 (l)	300	451
Embarq Corp.
7.08%, 06/01/16	300	354
8.00%, 06/01/36	500	562
France Telecom SA
4.38%, 07/08/14	400	423
8.50%, 03/01/31 (l)	250	376
GTE Corp.
6.84%, 04/15/18	250	316
6.94%, 04/15/28 (e)	50	65
Pacific Bell Telephone Co., 7.13%, 03/15/26	500	678
Qwest Communications International Inc., 8.00%, 10/01/15	300	313
Qwest Corp., 7.25%, 09/15/25	110	135
Rogers Communications Inc., 6.80%, 08/15/18	500	632
Southwestern Bell Telephone LP, 7.00%, 07/01/15	100	115
Telecom Italia Capital SA
5.25%, 11/15/13	500	516
6.18%, 06/18/14	300	316
4.95%, 09/30/14	100	103
5.25%, 10/01/15 (e)	200	210
6.38%, 11/15/33	350	319
6.00%, 09/30/34 (e)	100	89
Telefonica Emisiones SAU
3.73%, 04/27/15 (e)	100	100
3.99%, 02/16/16 (e)	400	398
5.13%, 04/27/20	700	687
Telefonica Europe BV, 8.25%, 09/15/30	200	212
Verizon Communications Inc.
5.55%, 02/15/16	200	231
3.00%, 04/01/16	300	323
8.75%, 11/01/18	350	489
6.35%, 04/01/19 (e)	500	641
3.50%, 11/01/21	600	662
6.90%, 04/15/38	300	428
8.95%, 03/01/39	500	871
6.00%, 04/01/41	600	795
Verizon Florida LLC, 6.86%, 02/01/28	200	242
Verizon Wireless Capital LLC
7.38%, 11/15/13	750	806
8.50%, 11/15/18	150	210
Vodafone Group Plc
5.00%, 12/16/13	150	158
5.38%, 01/30/15	500	553
5.63%, 02/27/17	200	238
7.88%, 02/15/30	200	296
6.15%, 02/27/37	300	404
		25,058
UTILITIES - 1.8%
Alabama Power Co., 6.00%, 03/01/39	250	330
Ameren Illinois Co., 2.70%, 09/01/22	500	510
Appalachian Power Co., 6.70%, 08/15/37	500	665
Arizona Public Service Co., 4.50%, 04/01/42 (e)	400	432
Cleveland Electric Illuminating Co., 5.95%, 12/15/36	500	580
Consolidated Edison Co. of New York Inc.
5.30%, 03/01/35	250	309
5.85%, 03/15/36	300	397
5.70%, 06/15/40	100	133
Consumers Energy Co., 5.50%, 08/15/16	25	29
Detroit Edison Co., 5.60%, 06/15/18	250	305
Dominion Resources Inc.
1.80%, 03/15/14	400	407
8.88%, 01/15/19 (e)	350	477
4.45%, 03/15/21 (e)	400	460
7.00%, 06/15/38	200	289
4.90%, 08/01/41	500	579
Duke Energy Carolinas LLC
5.30%, 10/01/15	200	227
7.00%, 11/15/18	100	131
5.30%, 02/15/40	300	367
4.00%, 09/30/42	300	306
Duke Energy Corp., 6.30%, 02/01/14	200	215
Duke Energy Indiana Inc., 6.12%, 10/15/35	500	602
Edison International, 3.75%, 09/15/17	300	322
Enersis SA, 7.40%, 12/01/16	150	177
Entergy Arkansas Inc., 3.75%, 02/15/21	400	436
Entergy Corp.
3.63%, 09/15/15 (l)	300	316
5.13%, 09/15/20 (l)	500	540
Exelon Corp., 4.90%, 06/15/15	200	220
Exelon Generation Co. LLC
5.35%, 01/15/14	150	158
6.20%, 10/01/17	200	238
5.20%, 10/01/19 (e)	200	227
4.25%, 06/15/22 (e) (r)	60	63
6.25%, 10/01/39	800	925
5.60%, 06/15/42 (r)	121	130
First Energy Solutions Corp., 6.80%, 08/15/39 (e)	200	221
Florida Power & Light Co.
5.63%, 04/01/34	100	129
4.95%, 06/01/35	300	359
5.13%, 06/01/41	400	499
Florida Power Corp.
5.65%, 06/15/18	350	427
4.55%, 04/01/20	300	347
6.40%, 06/15/38	300	413
FPL Group Capital Inc., 6.00%, 03/01/19 (e)	100	118
Georgia Power Co.
3.00%, 04/15/16	500	536
4.25%, 12/01/19 (e)	300	342
Great Plains Energy Inc., 4.85%, 06/01/21	250	277
Iberdrola USA Inc, 6.75%, 07/15/36	150	159
Kentucky Utilities Co., 5.13%, 11/01/40	300	373
LG&E and KU Energy LLC, 3.75%, 11/15/20	300	312
MidAmerican Energy Co.
6.75%, 12/30/31	50	68
6.13%, 04/01/36	350	448
Mississippi Power Co. - Series A, 4.25%, 03/15/42	500	513
National Grid Plc, 6.30%, 08/01/16	150	174
Nevada Power Co., 7.13%, 03/15/19	250	326
NextEra Energy Capital Holdings Inc., 1.20%, 06/01/15	600	604
NiSource Finance Corp.
5.40%, 07/15/14	75	80
6.80%, 01/15/19	300	362
4.45%, 12/01/21	400	445
5.95%, 06/15/41	250	301
Northern States Power Co., 5.25%, 03/01/18	350	424
Ohio Power Co., 6.00%, 06/01/16	500	581
Oncor Electric Delivery Co. LLC
6.38%, 01/15/15	150	167
7.00%, 09/01/22	150	188
5.25%, 09/30/40	200	213
Oneok Inc., 5.20%, 06/15/15	500	544

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Pacific Gas & Electric Co.
4.80%, 03/01/14	250	264
6.05%, 03/01/34	500	657
4.45%, 04/15/42	400	437
PacifiCorp
5.75%, 04/01/37	150	193
6.25%, 10/15/37	500	685
Panhandle Eastern Pipeline Co. LP, 6.20%, 11/01/17 (e)	500	598
PPL Corp., 5.70%, 10/15/15	440	480
Progress Energy Inc., 7.75%, 03/01/31	650	916
PSEG Power LLC
2.75%, 09/15/16	500	520
8.63%, 04/15/31	75	110
Public Service Electric & Gas Co., 5.50%, 03/01/40	200	262
Puget Sound Energy Inc.
5.76%, 10/01/39	200	265
4.43%, 11/15/41	500	564
San Diego Gas & Electric Co., 5.35%, 05/15/40	200	260
Scottish Power Ltd., 5.38%, 03/15/15	50	53
Sempra Energy
2.00%, 03/15/14	500	508
9.80%, 02/15/19	300	423
South Carolina Electric & Gas Co., 6.05%, 01/15/38 (e)	400	522
Southern California Edison Co.
6.00%, 01/15/34	75	99
5.95%, 02/01/38	400	538
4.05%, 03/15/42	500	530
Southwestern Electric Power Co.
6.45%, 01/15/19	300	368
6.20%, 03/15/40	200	255
Toledo Edison Co., 7.25%, 05/01/20	300	393
TransAlta Corp., 6.50%, 03/15/40	300	313
Union Electric Co., 6.40%, 06/15/17	100	123
Veolia Environnement, 6.00%, 06/01/18 (e)	200	233
Virginia Electric & Power Co., 5.95%, 09/15/17	250	309
Xcel Energy Inc., 4.80%, 09/15/41 (e)	500	576
		32,906
Total Corporate Bonds and Notes (cost $392,691)		428,614

GOVERNMENT AND AGENCY OBLIGATIONS - 72.2%

GOVERNMENT SECURITIES - 40.8%
Federal Farm Credit Bank - 0.0% (w)
Federal Farm Credit Bank, 3.88%, 10/07/13	500	519
Federal Home Loan Bank - 0.4% (w)
Federal Home Loan Bank
4.50%, 09/16/13	965	1,005
3.63%, 10/18/13	1,000	1,035
0.88%, 12/27/13	1,000	1,008
5.25%, 06/18/14	1,075	1,167
5.00%, 12/21/15	500	572
5.38%, 05/18/16	500	587
4.75%, 12/16/16	300	352
4.88%, 05/17/17	900	1,073
		6,799
Federal Home Loan Mortgage Corp. - 1.1% (w)
Federal Home Loan Mortgage Corp.
4.13%, 09/27/13	1,149	1,194
4.88%, 11/15/13 - 06/13/18	1,500	1,744
4.50%, 01/15/14 - 04/02/14	1,100	1,160
1.38%, 02/25/14	1,385	1,407
2.50%, 04/23/14	1,000	1,035
5.00%, 07/15/14	1,000	1,084
3.00%, 07/28/14	900	943
1.00%, 08/27/14	1,000	1,014
5.05%, 01/26/15	100	111
2.88%, 02/09/15	1,000	1,059
2.75%, 03/13/15	950	1,006
4.38%, 07/17/15	300	333
1.75%, 09/10/15	1,000	1,039
4.75%, 01/19/16	1,206	1,376
5.25%, 04/18/16	1,000	1,167
5.13%, 10/18/16	620	733
5.50%, 08/23/17	900	1,104
3.75%, 03/27/19	980	1,142
6.75%, 09/15/29 - 03/15/31	180	279
6.25%, 07/15/32	600	906
		19,836
Federal National Mortgage Association - 1.3% (w)
Federal National Mortgage Association
1.25%, 08/20/13	689	695
1.00%, 09/23/13	2,500	2,519
4.63%, 10/15/13 - 10/15/14	1,050	1,121
0.75%, 12/18/13	2,343	2,359
2.75%, 02/05/14 - 03/13/14	2,176	2,253
2.50%, 05/15/14 (e)	675	699
1.13%, 06/27/14 (e)	1,000	1,015
1.50%, 09/08/14	500	510
2.63%, 11/20/14	1,000	1,050
5.00%, 04/15/15 - 09/01/35	3,200	3,729
4.38%, 10/15/15	390	437
1.63%, 10/26/15	1,383	1,434
4.88%, 12/15/16	500	588
3.14%, 06/01/17	1,085	1,036
5.41%, 10/09/19	680	598
6.25%, 05/15/29	471	690
7.13%, 01/15/30	495	783
7.25%, 05/15/30	540	871
6.63%, 11/15/30	631	968
6.00%, 04/18/36	300	351
		23,706
Municipals - 1.2%
American Municipal Power-Ohio Inc., 7.50%, 02/15/50	400	545
Bay Area Toll Authority, 6.26%, 04/01/49	200	282
Chicago Transit Authority, 6.90%, 12/01/40	500	607
City of New York
5.97%, 03/01/36	430	556
5.52%, 10/01/37	100	124
Commonwealth of Massachusetts, Ad Valorem Property Tax, GO, 4.91%, 05/01/29	300	351
Cook County, Illinois, 6.23%, 11/15/34	500	562
Dallas Area Rapid Transit, 5.02%, 12/01/48	400	496
Dallas Convention Center Hotel Development Corp., 7.09%, 01/01/42	200	243
Dallas County Hospital District, 5.62%, 08/15/44	300	387
Dallas Independent School District, 6.45%, 02/15/35	300	373
Government Development Bank for Puerto Rico
3.67%, 05/01/14	500	510
4.70%, 05/01/16	500	514
Indianapolis Local Public Improvement Bond Bank, 6.12%, 01/15/40	295	386
Los Angeles Department of Water & Power
5.72%, 07/01/39	245	307
6.57%, 07/01/45	400	577
Los Angeles Unified School District, 5.75%, 07/01/34	300	354
Los Angeles Unified School District, Ad Valorem Property Tax, GO, 5.76%, 07/01/29	200	233

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Metropolitan Transportation Authority, RB
6.55%, 11/15/31	200	252
6.65%, 11/15/39	490	641
Municipal Electric Authority of Georgia, 7.06%, 04/01/57	400	434
New Jersey Economic Development Authority (insured by National Public Finance Guarantee Corp.), 7.43%, 02/15/29	200	253
New Jersey State Turnpike Authority, 7.10%, 01/01/41	500	714
New Jersey State Turnpike Authority (insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	75	78
New Jersey State Turnpike Authority (Prerefunded at 01/01/15, insured by AMBAC Assurance Corp.), 4.25%, 01/01/16	5	5
New York City Municipal Water Finance Authority, 6.01%, 06/15/42	335	458
New York City Transitional Finance Authority, 5.51%, 08/01/37	500	624
New York Dormitory Authority, RB, 5.60%, 03/15/40	200	252
Ohio State University, College & University Revenue, 4.91%, 06/01/40	400	473
Oregon State Department of Transportation, 5.83%, 11/15/34	300	389
Port Authority of New York & New Jersey, GO, 6.04%, 12/01/29	200	255
Southern California Public Power Authority (insured by Federal Agriculture Mortgage Corp.), 6.93%, 05/15/17	350	444
State of California
5.25%, 04/01/14	300	319
5.75%, 03/01/17	500	579
7.63%, 03/01/40	800	1,088
7.60%, 11/01/40	800	1,097
State of California Various Purpose Bond, 7.50%, 04/01/34	500	659
State of Connecticut, GO
5.09%, 10/01/30	250	287
5.85%, 03/15/32	200	250
State of Georgia, GO, 4.50%, 11/01/25	300	347
State of Illinois
4.07%, 01/01/14	600	620
4.96%, 03/01/16	500	545
5.10%, 06/01/33	700	678
State of Illinois, Transit Improvements, GO, 7.35%, 07/01/35	400	471
State of Texas
5.52%, 04/01/39	465	606
4.68%, 04/01/40	400	466
State of Utah, 3.54%, 07/01/25	500	541
University of California, 6.55%, 05/15/48	300	394
		21,626
Sovereign - 1.9%
Brazilian Government International Bond
7.88%, 03/07/15	565	659
6.00%, 01/17/17	500	597
5.88%, 01/15/19	700	871
4.88%, 01/22/21	500	598
10.13%, 05/15/27	235	425
7.13%, 01/20/37	655	987
11.00%, 08/17/40	300	383
5.63%, 01/07/41	300	384
Canadian Government Bond, 2.38%, 09/10/14	500	521
Colombia Government International Bond
8.13%, 05/21/24 (e)	400	597
6.13%, 01/18/41 (e)	500	677
Export Development Canada
1.50%, 05/15/14 (e)	400	408
2.25%, 05/28/15	200	210
Federal Republic of Brazil, 12.25%, 03/06/30	220	453
Hydro Quebec
7.50%, 04/01/16	100	123
9.40%, 02/01/21	250	374
Israel Government Aid Bond, 5.50%, 04/26/24	142	188
Israel Government International Bond
4.00%, 06/30/22 (e)	500	531
7.25%, 12/15/28	200	250
Italy Government International Bond
4.50%, 01/21/15 (e)	1,000	1,035
6.88%, 09/27/23 (e)	450	497
5.38%, 06/15/33	500	471
Japan Bank for International Cooperation, 1.13%, 07/19/17 (e)	500	503
Japan Finance Corp.
2.88%, 02/02/15	500	527
2.50%, 05/18/16	500	532
Japan Finance Organization for Municipalities, 4.00%, 01/13/21 (e)	500	584
Mexico Government International Bond
5.88%, 01/15/14	250	264
6.63%, 03/03/15	93	105
5.63%, 01/15/17	750	877
5.13%, 01/15/20	600	717
8.30%, 08/15/31	300	482
4.75%, 03/08/44	2,056	2,287
Panama Government International Bond
5.20%, 01/30/20	500	601
6.70%, 01/26/36	400	562
Peruvian Government International Bond
7.13%, 03/30/19	200	265
7.35%, 07/21/25	500	732
6.55%, 03/14/37	250	368
Poland Government International Bond
5.00%, 10/19/15 - 03/23/22	750	857
5.13%, 04/21/21	400	466
Province of British Columbia, Canada
2.85%, 06/15/15 (e)	200	213
6.50%, 01/15/26	70	100
Province of Manitoba, Canada, 2.63%, 07/15/15 (e)	500	530
Province of New Brunswick, Canada, 5.20%, 02/21/17	250	296
Province of Nova Scotia, Canada, 8.75%, 04/01/22	250	381
Province of Ontario, Canada
4.10%, 06/16/14 (e)	500	532
4.50%, 02/03/15	700	765
2.70%, 06/16/15	1,000	1,058
5.45%, 04/27/16 (e)	750	874
4.95%, 11/28/16 (e)	300	351
3.15%, 12/15/17	500	552
4.40%, 04/14/20	200	237
Province of Quebec, Canada
4.60%, 05/26/15	500	554
7.50%, 07/15/23	100	143
7.13%, 02/09/24 (e)	250	351
Republic of Colombia, 11.75%, 02/25/20	300	488
Republic of Korea
5.13%, 12/07/16	150	174
5.63%, 11/03/25	250	327
South Africa Government International Bond
6.50%, 06/02/14	200	218
5.50%, 03/09/20	200	238
Svensk Exportkredit AB, 5.13%, 03/01/17	200	233

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Tennessee Valley Authority
5.50%, 07/18/17	1,000	1,221
5.25%, 09/15/39	500	663
5.38%, 04/01/56	1,000	1,378
Uruguay Government International Bond
8.00%, 11/18/22	300	436
6.88%, 09/28/25	150	204
		34,485
U.S. Treasury Securities - 34.9%
U.S. Treasury Bond
11.25%, 02/15/15	667	840
10.63%, 08/15/15	370	479
9.25%, 02/15/16	367	476
7.25%, 05/15/16 - 08/15/22	3,356	4,310
7.50%, 11/15/16 - 11/15/24	2,100	2,916
8.75%, 05/15/17 - 08/15/20	2,635	3,965
8.88%, 08/15/17 (e)	300	419
9.13%, 05/15/18	315	461
9.00%, 11/15/18	800	1,191
8.88%, 02/15/19	1,460	2,186
8.13%, 08/15/19 - 08/15/21	508	785
8.50%, 02/15/20	926	1,414
7.88%, 02/15/21	946	1,444
8.00%, 11/15/21	310	486
7.13%, 02/15/23 (e)	1,054	1,609
6.25%, 08/15/23 - 05/15/30	3,010	4,427
7.63%, 02/15/25	669	1,093
6.88%, 08/15/25	1,110	1,731
6.00%, 02/15/26	1,500	2,195
6.75%, 08/15/26	530	829
6.50%, 11/15/26	660	1,015
6.63%, 02/15/27	545	849
6.38%, 08/15/27	1,114	1,709
6.13%, 11/15/27 - 08/15/29	2,194	3,319
5.50%, 08/15/28	1,727	2,473
5.25%, 11/15/28 - 02/15/29	1,235	1,729
4.50%, 02/15/36 - 08/15/39	8,189	10,967
4.75%, 02/15/37 - 02/15/41	2,350	3,292
5.00%, 05/15/37	1,336	1,913
4.38%, 02/15/38 - 05/15/41	10,203	13,499
3.50%, 02/15/39	2,122	2,436
4.25%, 05/15/39 - 11/15/40	6,355	8,244
4.63%, 02/15/40	3,560	4,886
3.88%, 08/15/40	3,219	3,933
3.75%, 08/15/41	3,678	4,398
3.13%, 11/15/41 - 02/15/42	6,754	7,191
3.00%, 05/15/42	2,675	2,774
2.75%, 08/15/42	900	885
U.S. Treasury Note
4.25%, 08/15/13 - 11/15/17	15,300	16,511
3.13%, 08/31/13 - 05/15/21	18,120	20,011
0.13%, 09/30/13 - 07/31/14	13,000	12,982
0.50%, 10/15/13 - 07/31/17	21,491	21,546
0.25%, 10/31/13 (e)	3,000	3,002
2.75%, 10/31/13 - 02/15/19	8,001	8,720
0.25%, 11/30/13 - 07/15/15	54,840	54,827
2.00%, 11/30/13 - 02/15/22	19,316	20,115
0.75%, 12/15/13 - 06/30/17	7,691	7,750
1.50%, 12/31/13 - 03/31/19	16,029	16,581
1.00%, 01/15/14 - 06/30/19	20,886	21,212
1.75%, 01/31/14 - 05/15/22	20,116	20,773
1.25%, 02/15/14 - 04/30/19	23,218	23,715
4.00%, 02/15/14 - 08/15/18	5,855	6,369
1.88%, 02/28/14 - 10/31/17	12,919	13,495
4.75%, 05/15/14 - 08/15/17	3,140	3,539
2.25%, 05/31/14 - 07/31/18	22,210	23,672
2.63%, 06/30/14 - 11/15/20	25,010	26,926
0.63%, 07/15/14 - 08/31/17	11,446	11,486
2.38%, 08/31/14 - 06/30/18	33,537	35,603
0.38%, 11/15/14 - 06/15/15	21,500	21,549
2.13%, 11/30/14 - 08/15/21	13,284	13,973
2.50%, 03/31/15 - 06/30/17	8,739	9,275
4.13%, 05/15/15	1,383	1,521
4.50%, 11/15/15 - 05/15/17	4,804	5,505
9.88%, 11/15/15	447	579
1.38%, 11/30/15 - 02/28/19	10,651	10,977
5.13%, 05/15/16	1,299	1,519
3.25%, 05/31/16 - 03/31/17	13,607	15,121
4.88%, 08/15/16	1,307	1,529
3.00%, 08/31/16 - 02/28/17	8,263	9,103
4.63%, 11/15/16 - 02/15/17	4,071	4,778
0.88%, 11/30/16 - 07/31/19	16,050	16,245
3.50%, 02/15/18 - 05/15/20	6,910	8,025
2.88%, 03/31/18	1,834	2,047
3.88%, 05/15/18	1,600	1,876
3.75%, 11/15/18	3,400	3,991
1.13%, 05/31/19	3,000	3,028
3.63%, 08/15/19 - 02/15/21	13,510	15,936
3.38%, 11/15/19	4,500	5,217
		629,397
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 31.4%
Federal Farm Credit Bank - 0.1%
Federal Farm Credit Bank
0.47%, 12/19/13	1,000	1,001
0.75%, 12/19/14	1,000	1,001
		2,002
Federal Home Loan Bank - 0.4%
Federal Home Loan Bank
0.50%, 08/28/13 - 02/24/15	2,000	2,002
0.38%, 11/27/13 - 01/29/14	2,000	2,004
2.38%, 03/14/14	1,000	1,031
1.38%, 05/28/14	1,000	1,020
5.00%, 11/17/17	855	1,035
5.50%, 07/15/36	400	554
		7,646
Federal Home Loan Mortgage Corp. - 8.7%
Federal Home Loan Mortgage Corp.
0.38%, 10/30/13 - 04/28/14	2,250	2,254
6.50%, 06/01/14 - 03/01/39	3,130	3,570
1.00%, 08/20/14	1,000	1,012
0.63%, 12/29/14	1,000	1,006
0.90%, 01/23/15	1,000	1,002
0.50%, 04/17/15	1,000	1,003
2.88%, 06/12/15	900	960
7.00%, 08/01/15 - 08/01/37	286	330
4.75%, 11/17/15	900	1,021
6.00%, 12/01/16 - 05/01/40	9,581	10,576
1.25%, 05/12/17 - 06/14/17	1,400	1,426
5.00%, 09/01/17 - 04/01/40	14,751	16,038
5.13%, 11/17/17	800	972
4.50%, 01/01/18 - 08/01/41	28,914	31,386
5.50%, 01/01/18 - 02/01/40	16,219	17,761
4.00%, 04/01/19 - 03/01/42	21,888	23,618
3.00%, 07/31/19 - 02/01/32	3,939	4,154
1.40%, 08/22/19	500	499
3.50%, 11/01/21 - 08/01/42	20,241	21,612
2.38%, 01/13/22	1,700	1,783
2.50%, 08/01/27 - 08/01/27	1,800	1,895
7.50%, 11/01/31 - 04/01/32	136	163
5.68%, 01/01/37 (i)	20	22
6.10%, 01/01/37 (i)	60	65
5.62%, 02/01/37 (i)	228	248
2.66%, 01/01/42 (i)	411	432

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
3.50%, 10/15/42, TBA (g)	500	536
4.00%, 10/15/42, TBA (g)	1,300	1,397
4.50%, 10/15/42, TBA (g)	2,000	2,151
5.00%, 10/15/42, TBA (g)	7,300	7,911
		156,803
Federal National Mortgage Association - 14.7%
Federal National Mortgage Association
5.00%, 02/01/13 - 05/01/41	27,193	29,946
5.50%, 12/01/13 - 06/01/40	21,641	23,849
1.25%, 02/27/14	961	976
0.88%, 08/28/14	1,500	1,517
0.63%, 10/30/14 (e)	1,000	1,006
0.50%, 11/21/14	1,000	1,001
0.38%, 03/16/15	1,000	1,001
1.10%, 04/24/15	800	800
2.38%, 07/28/15 - 04/11/16	2,000	2,122
0.80%, 11/23/15	1,000	1,001
6.00%, 01/01/16 - 07/01/40	16,091	17,845
1.00%, 08/29/16	250	251
6.50%, 09/01/16 - 03/01/40	5,707	6,514
5.25%, 09/15/16	900	1,065
1.38%, 10/19/16	750	750
1.50%, 04/17/17	500	504
1.13%, 06/14/17	500	501
4.50%, 02/01/18 - 11/01/41	42,387	46,178
4.00%, 07/01/18 - 12/01/41	43,651	47,087
3.50%, 09/01/25 - 09/01/42	37,078	39,732
3.00%, 11/01/26 - 04/01/42	5,684	6,032
3.00%, 10/15/27 - 10/15/42, TBA (g)	7,000	7,403
4.50%, 10/15/27 - 10/15/42, TBA (g)	2,400	2,595
7.00%, 02/01/31 - 04/01/39	762	905
2.79%, 05/01/35 (i)	140	149
2.94%, 05/01/35 (i)	51	55
2.87%, 10/01/35 (i)	256	274
2.78%, 02/01/37 (i)	279	300
2.92%, 02/01/37 (i)	23	24
5.62%, 02/01/37 (i)	102	111
2.91%, 04/01/37 (i)	51	55
7.50%, 11/01/37	25	31
5.41%, 01/01/38 (i)	384	412
5.70%, 03/01/38 (i)	609	660
4.23%, 07/01/39 - 03/01/40 (i)	1,747	1,869
3.85%, 12/01/39 (i)	330	351
3.69%, 02/01/40 (i)	1,027	1,090
3.32%, 03/01/40 (i)	424	448
3.17%, 06/01/40 (i)	240	252
3.24%, 07/01/40 (i)	551	582
3.59%, 08/01/40 (i)	261	276
4.00%, 09/01/40 - 10/15/42, TBA (g)	5,300	5,732
3.31%, 12/01/40 (i)	337	357
2.83%, 01/01/41 (i)	371	391
3.48%, 02/01/41 (i)	360	382
3.58%, 05/01/41 (i)	321	340
2.51%, 07/01/41 (i)	657	683
2.85%, 01/01/42 (i)	626	661
5.00%, 10/15/42, TBA (g)	4,700	5,127
5.50%, 10/15/42, TBA (g)	3,300	3,618
		264,811
Government National Mortgage Association - 7.5%
Government National Mortgage Association
5.50%, 01/15/24 - 03/15/40	8,274	9,236
4.00%, 08/15/24 - 01/20/42	22,229	24,565
3.50%, 12/15/25 - 08/20/42	15,684	17,174
4.50%, 04/20/26 - 03/20/42	32,494	35,954
3.00%, 04/15/27	969	1,041
8.00%, 04/15/30	8	9
8.50%, 06/15/30 - 12/15/30	4	5
6.50%, 01/15/32 - 10/15/38	1,163	1,342
6.00%, 05/15/32 - 12/20/40	5,791	6,569
5.00%, 03/15/33 - 10/20/41	18,760	20,829
5.00%, 10/01/34, TBA (g)	2,600	2,866
7.00%, 11/15/36	78	91
3.50%, 07/20/40 - 03/20/41 (i)	700	747
2.50%, 11/20/40 - 02/20/42 (i)	1,369	1,438
3.00%, 01/20/41 - 07/20/42 (i)	3,140	3,341
3.50%, 10/15/42, TBA (g)	5,000	5,469
4.00%, 10/15/42, TBA (g)	500	550
4.50%, 10/15/42, TBA (g)	1,000	1,103
5.50%, 10/15/42, TBA (g)	900	1,001
6.00%, 10/15/42, TBA (g)	800	904
		134,234
Total Government and Agency Obligations (cost $1,242,526)		1,301,864

SHORT TERM INVESTMENTS - 8.1%
Investment Company - 3.9%
JNL Money Market Fund, 0.06% (a) (h)	70,946	70,946

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	75,669	75,669

Total Short Term Investments (cost $146,615)		146,615

Total Investments - 106.3% (cost $1,818,318)		1,917,091
Total Forward Sales Commitments - (0.0%) (proceeds $105)		(106)
Other Assets and Liabilities, Net - (6.3%)		(113,799)
Total Net Assets - 100.0%		$1,803,186

FORWARD SALES COMMITMENTS - 0.0%

GOVERNMENT AND AGENCY OBLIGATIONS - 0.0%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 0.0%
Federal Home Loan Mortgage Corp. - 0.0%
Federal Home Loan Mortgage Corp., 3.00%, 10/15/27, TBA (g)	$100	$106

Total Forward Sales Commitments - 0.0% (proceeds $105)		$106

JNL/Mellon Capital Management Global Alpha Fund

PURCHASED OPTIONS - 4.9%
Euro-Bund Call Option, Strike Price 120, Expiration 11/23/12	582	$12,670
U.S.10 yr. Future Call Option, Strike Price 115, Expiration 11/23/12	606	11,202

Total Purchased Options (cost $23,001)		23,872

SHORT TERM INVESTMENTS - 98.2%
Federal Home Loan Bank - 13.5% (w)
Federal Home Loan Bank
0.07%, 10/05/12	$12,000	12,000
0.11%, 10/12/12	53,800	53,798
		65,798
Federal Home Loan Mortgage Corp. - 12.6% (w)
Federal Home Loan Mortgage Corp.
0.08%, 11/01/12	2,800	2,800
0.09%, 11/01/12	22,000	21,998

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
0.13%, 11/26/12	9,700	9,699
0.12%, 12/17/12	27,000	26,998
		61,495
Federal National Mortgage Association - 12.8% (w)
Federal National Mortgage Association
0.07%, 10/03/12 - 11/21/12	13,770	13,770
0.06%, 10/10/12 - 12/03/12	31,050	31,048
0.10%, 11/08/12 - 11/21/12	17,300	17,298
		62,116
Investment Company - 19.6%
JNL Money Market Fund, 0.06% (a) (h)	95,464	95,464

Treasury Securities - 39.7%
U.S. Treasury Bill
0.14%, 10/04/12	$6,000	6,000
0.09%, 10/11/12	46,644	46,643
0.14%, 11/01/12	116,425	116,417
0.11%, 12/20/12 (o)	24,020	24,016
		193,076
Total Short Term Investments (cost $477,942)		477,949

Total Investments - 103.1% (cost $500,943)		501,821
Other Assets and Liabilities, Net - (3.1%)		(15,287)
Total Net Assets - 100.0%		$486,534

JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 20.8%
Aeropostale Inc.	39	$532
Ameristar Casinos Inc.	30	534
Apollo Group Inc. - Class A	18	528
Bally Technologies Inc.	12	608
Capella Education Co. (c)	16	575
CEC Entertainment Inc.	17	521
Chico’s FAS Inc.	32	585
Churchill Downs Inc.	9	560
Coinstar Inc.	11	477
Comcast Corp. - Class A	15	534
Cooper Tire & Rubber Co.	27	517
Corinthian Colleges Inc.	239	569
Digital Generation Inc.	46	518
Goodyear Tire & Rubber Co.	44	539
Grand Canyon Education Inc.	26	608
Guess? Inc.	16	416
hhgregg Inc.	73	502
Hibbett Sports Inc. (c)	8	499
ITT Educational Services Inc. (c)	15	490
Kohl’s Corp.	10	513
PetMed Express Inc.	54	537
Scholastic Corp.	17	533
Sonic Corp.	56	570
Standard Motor Products Inc.	30	547
Target Corp.	8	519
The Jones Group Inc.	46	593
		13,924
CONSUMER STAPLES - 7.1%
Andersons Inc.	14	535
CVS Caremark Corp.	11	551
Kroger Co.	23	539
Pantry Inc.	35	503
Safeway Inc.	32	513
Susser Holdings Corp. (c)	13	486
USANA Health Sciences Inc. (c)	12	549
Wal-Mart Stores Inc.	7	515
Walgreen Co.	14	520
		4,711
ENERGY - 4.1%
Basic Energy Services Inc. (c)	42	472
Denbury Resources Inc. (c)	33	530
Tesco Corp.	49	520
Tesoro Corp.	15	617
VAALCO Energy Inc. (c)	68	582
		2,721
FINANCIALS - 5.7%
Asset Acceptance Capital Corp.	87	652
Duff & Phelps Corp.	38	523
MSCI Inc.	15	526
Navigators Group Inc.	10	515
Portfolio Recovery Associates Inc. (c)	5	572
ProAssurance Corp.	6	516
Tower Group Inc.	27	530
		3,834
HEALTH CARE - 22.1%
Agilent Technologies Inc.	13	487
Almost Family Inc.	23	497
Amedisys Inc.	37	512
Amsurg Corp. (c)	17	488
Bio-Reference Labs Inc. (c)	19	533
Chemed Corp.	8	581
CIGNA Corp.	12	559
Community Health Systems Inc. (c)	21	606
Coventry Health Care Inc.	16	666
Emergent BioSolutions Inc.	35	500
Health Management Associates Inc. - Class A (c)	75	627
Healthsouth Corp.	23	555
Humana Inc.	8	537
ICU Medical Inc. (c)	10	577
LHC Group Inc.	30	552
LifePoint Hospitals Inc. (c)	13	573
Magellan Health Services Inc. (c)	11	556
Masimo Corp.	23	564
Momenta Pharmaceuticals Inc. (c)	38	561
Myriad Genetics Inc.	20	548
Omnicell Inc.	35	486
Patterson Cos. Inc.	15	512
PharMerica Corp.	43	541
Pozen Inc.	77	510
Thoratec Corp.	16	561
United Therapeutics Corp. (c)	9	520
UnitedHealth Group Inc.	10	550
		14,759
INDUSTRIALS - 13.1%
Aceto Corp.	57	539
Aegion Corp.	26	505
AGCO Corp.	11	543
Alliant Techsystems Inc.	10	502
GeoEye Inc.	19	514
Hawaiian Holdings Inc.	85	475
Kforce Inc.	42	494
LB Foster Co.	16	502
Mine Safety Appliances Co.	14	536
Multi-Color Corp.	25	581
Regal-Beloit Corp.	8	541
Republic Airways Holdings Inc. (c)	101	465

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
RR Donnelley & Sons Co.	41	430
Southwest Airlines Co.	57	497
Steelcase Inc.	58	569
Sykes Enterprises Inc. (c)	39	520
Tetra Tech Inc. (c)	20	515
		8,728
INFORMATION TECHNOLOGY - 20.9%
CA Inc.	20	514
CACI International Inc. (c)	9	472
CSG Systems International Inc. (c)	27	601
DealerTrack Holdings Inc.	18	497
Diebold Inc.	15	520
Dolby Laboratories Inc. - Class A (c)	15	491
Earthlink Inc.	77	550
Genpact Ltd.	28	469
Hewlett-Packard Co.	27	458
j2 Global Inc.	18	590
Lender Processing Services Inc.	20	556
Mantech International Corp. - Class A	23	558
Mercury Computer Systems Inc.	59	625
Microsoft Corp.	17	503
MTS Systems Corp.	10	548
Newport Corp.	42	461
Oracle Corp.	16	517
Photronics Inc.	89	479
Power Integrations Inc.	16	474
Tech Data Corp.	10	475
Unisys Corp.	26	538
ValueClick Inc.	32	557
VistaPrint NV (c)	14	467
Western Digital Corp.	12	461
Western Union Co.	29	533
XO Group Inc.	60	503
Zebra Technologies Corp. - Class A	15	550
		13,967
MATERIALS - 3.8%
A. Schulman Inc.	23	536
CF Industries Holdings Inc.	2	538
Mosaic Co.	9	506
Omnova Solutions Inc.	69	521
Schnitzer Steel Industries Inc. - Class A	16	442
		2,543
TELECOMMUNICATION SERVICES - 1.9%
MetroPCS Communications Inc. (c)	59	688
Shenandoah Telecommunications Co.	33	579
		1,267
Total Common Stocks (cost $65,681)		66,454

SHORT TERM INVESTMENTS - 1.0%
Investment Company - 1.0%
JNL Money Market Fund, 0.06% (a)	653	653

Total Short Term Investments (cost $653)		653

Total Investments - 100.5% (cost $66,334)		67,107
Other Assets and Liabilities, Net - (0.5%)		(309)
Total Net Assets - 100.0%		$66,798

JNL/Morgan Stanley Mid Cap Growth Fund

COMMON STOCKS - 90.9%

CONSUMER DISCRETIONARY - 9.9%
Dollar Tree Inc. (c)	3	$132
Dunkin’ Brands Group Inc.	6	169
Groupon Inc. - Class A (c)	31	150
McGraw-Hill Cos. Inc.	5	264
Morningstar Inc.	3	202
New Oriental Education & Technology Group - ADR	8	133
Weight Watchers International Inc.	6	291
		1,341
CONSUMER STAPLES - 3.7%
DE Master Blenders 1753 NV	26	313
Mead Johnson Nutrition Co.	3	186
		499
ENERGY - 3.2%
Range Resources Corp.	4	299
Ultra Petroleum Corp. (c)	6	137
		436
FINANCIALS - 7.1%
Greenhill & Co. Inc.	2	116
IntercontinentalExchange Inc. (c)	2	217
MSCI Inc. - Class A (c)	11	380
Progressive Corp.	12	241
		954
HEALTH CARE - 13.7%
athenahealth Inc. (c)	3	274
Idexx Laboratories Inc. (c)	3	266
Illumina Inc. (c)	8	391
Intuitive Surgical Inc. (c)	1	429
Ironwood Pharmaceuticals Inc. (c)	7	92
Techne Corp.	3	185
Valeant Pharmaceuticals International Inc. (c)	4	215
		1,852
INDUSTRIALS - 19.4%
Edenred	16	461
Expeditors International Washington Inc.	6	229
Fastenal Co.	5	199
IHS Inc. (c)	3	254
Intertek Group Plc	8	370
Qualicorp SA (c)	23	218
Sensata Technologies Holding NV (c)	7	200
Stericycle Inc. (c)	3	288
Verisk Analytics Inc. - Class A (c)	9	408
		2,627
INFORMATION TECHNOLOGY - 25.8%
Akamai Technologies Inc. (c)	5	193
Citrix Systems Inc. (c)	3	194
FactSet Research Systems Inc.	2	207
First Solar Inc. (c)	5	100
Gartner Inc. - Class A (c)	7	304
LinkedIn Corp. (c)	3	409
MercadoLibre Inc.	2	148
Motorola Solutions Inc.	10	497
Red Hat Inc. (c)	3	189
Salesforce.com Inc. (c)	2	334
Sina Corp. (c)	1	81
Solera Holdings Inc.	6	282
Yandex NV - Class A (c)	13	306
Youku Inc. - ADR (c)	9	159

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Zynga Inc. - Class A (c)	29	83
		3,486
MATERIALS - 4.4%
Intrepid Potash Inc. (c)	7	140
Lynas Corp. Ltd. (c)	49	39
Martin Marietta Materials Inc.	2	154
Molycorp Inc. (c)	5	63
Rockwood Holdings Inc.	4	201
		597
UTILITIES - 3.7%
Brookfield Infrastructure Partners LP	14	501

Total Common Stocks (cost $12,354)		12,293

PREFERRED STOCKS - 0.4%

INFORMATION TECHNOLOGY - 0.4%
Dropbox Inc., Series A-1 (f) (q)	4	40
Palantir Technologies Inc. (f) (q)	5	16

Total Preferred Stocks (cost $56)		56

SHORT TERM INVESTMENTS - 8.7%
Investment Company - 8.7%
JNL Money Market Fund, 0.06% (a)	1,170	1,170

Total Short Term Investments (cost $1,170)		1,170

Total Investments - 100.0% (cost $13,580)		13,519
Other Assets and Liabilities, Net - 0.0%		3
Total Net Assets - 100.0%		$13,522

JNL/Neuberger Berman Strategic Income Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 17.8%
Accredited Mortgage Loan Trust REMIC, 0.54%, 12/25/35 (i)	$190	$173
Aegis Asset Backed Securities Trust REMIC, 0.77%, 03/25/35 (i)	430	325
Asset Backed Securities Corp. Home Equity REMIC, 0.42%, 01/25/36 (i)	167	143
Banc of America Commercial Mortgage Inc. REMIC
5.89%, 07/10/44 (i)	250	287
5.36%, 10/10/45	250	284
5.41%, 09/10/47	175	199
Carrington Mortgage Loan Trust REMIC
0.68%, 06/25/35 (i)	230	166
0.37%, 05/25/36 (i)	550	464
0.36%, 12/25/36 (i)	700	314
Citigroup Mortgage Loan Trust Inc. REMIC, 0.97%, 05/25/35 (i) (r)	175	139
Citigroup/Deutsche Bank Commercial Mortgage Trust REMIC, 5.32%, 12/11/49	250	285
Continental Airlines Inc. Pass-Through Certificates, 4.00%, 10/29/24	265	271
Continental Airlines Inc. Pass-Through Trust, 5.98%, 04/19/22	68	76
Credit Suisse Mortgage Capital Certificates REMIC, 5.59%, 02/15/39	280	318
CW Capital Cobalt Ltd. REMIC
6.00%, 05/15/46 (i)	315	367
5.22%, 08/15/48	250	281
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39	250	286
5.74%, 12/10/49	250	292
GS Mortgage Securities Corp. II REMIC
5.56%, 11/10/39	250	290
5.98%, 08/10/45 (i)	250	286
Home Equity Mortgage Trust REMIC, 1.82%, 02/25/35 (i)	157	117
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.44%, 06/12/47	230	265
5.42%, 01/15/49	250	288
5.92%, 02/12/49	250	294
5.88%, 02/15/51 (i)	200	235
JPMorgan Mortgage Trust REMIC, 2.95%, 06/25/35	147	129
LB-UBS Commercial Mortgage Trust REMIC
5.42%, 02/15/40	200	231
5.86%, 07/15/40 (i)	250	296
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 5.38%, 08/12/48	250	282
Morgan Stanley Home Equity Loan Trust REMIC, 0.50%, 02/25/36	700	453
Nationstar Home Equity Loan Trust REMIC, 0.37%, 03/25/37 (i)	200	181
New Century Home Equity Loan Trust REMIC, 1.19%, 11/25/34 (i)	175	160
Residential Asset Securitization Trust REMIC, 0.90%, 03/25/33 (i)	194	142
Structured Asset Securities Corp. REMIC, 0.65%, 05/25/35	200	154
Wachovia Bank Commercial Mortgage Trust REMIC
5.42%, 01/15/45 (i)	250	280
5.51%, 04/15/47	260	298
5.94%, 06/15/49 (i)	330	380
Total Non-U.S. Government Agency Asset-Backed Securities (cost $9,106)		9,431

CORPORATE BONDS AND NOTES - 26.3%

CONSUMER DISCRETIONARY - 2.0%
CBS Corp., 4.85%, 07/01/42	190	201
DIRECTV Holdings LLC
2.40%, 03/15/17	135	139
5.00%, 03/01/21	15	17
6.00%, 08/15/40	165	184
NBCUniversal Media LLC, 6.40%, 04/30/40	70	89
Time Warner Cable Inc.
6.75%, 07/01/18	75	94
8.75%, 02/14/19	100	136
5.50%, 09/01/41	75	85
Time Warner Inc.
6.10%, 07/15/40	50	62
5.38%, 10/15/41	50	57
		1,064
CONSUMER STAPLES - 2.8%
Altria Group Inc., 2.85%, 08/09/22	160	160
Anheuser-Busch InBev Worldwide Inc., 3.75%, 07/15/42	40	40
ConAgra Foods Inc., 1.35%, 09/10/15	285	287
Kraft Foods Group Inc., 5.00%, 06/04/42 (r)	100	111
Lorillard Tobacco Co.
2.30%, 08/21/17	60	60
8.13%, 06/23/19 (l)	160	206
Molson Coors Brewing Co., 5.00%, 05/01/42	25	28

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Pernod-Ricard SA
2.95%, 01/15/17 (r)	250	261
5.50%, 01/15/42 (r)	140	160
Walgreen Co., 3.10%, 09/15/22	185	188
		1,501
ENERGY - 3.4%
Anadarko Petroleum Corp., 5.95%, 09/15/16	315	365
Empresa Nacional del Petroleo, 5.25%, 08/10/20	100	109
Encana Corp., 3.90%, 11/15/21	260	275
Enterprise Products Operating LLC, 5.95%, 02/01/41	85	100
KazMunayGas National Co., 11.75%, 01/23/15	100	121
Kinder Morgan Energy Partners LP, 6.50%, 09/01/39	65	79
National JSC Naftogaz of Ukraine, 9.50%, 09/30/14	95	96
Petroleos de Venezuela SA, 5.25%, 04/12/17	143	113
Petroleos Mexicanos, 5.50%, 01/21/21	170	199
Petronas Capital Ltd., 5.25%, 08/12/19	100	118
Phillips 66, 4.30%, 04/01/22 (r)	50	55
Suncor Energy Inc., 6.50%, 06/15/38	125	166
		1,796
FINANCIALS - 9.0%
Bank of America Corp.
6.50%, 08/01/16	225	260
5.88%, 02/07/42	25	29
Bank of China Hong Kong Ltd., 5.55%, 02/11/20	100	112
Citigroup Inc.
2.65%, 03/02/15	100	102
6.13%, 11/21/17	50	59
Entertainment Properties Trust, 5.75%, 08/15/22	180	187
ERAC USA Finance LLC, 4.50%, 08/16/21 (r)	50	55
Ford Motor Credit Co. LLC
3.00%, 06/12/17	100	102
4.25%, 09/20/22	255	261
General Electric Capital Corp. - Series B
6.25% (callable at 100 beginning 12/15/22) (m)	130	137
1.63%, 07/02/15	225	229
2.30%, 04/27/17	125	128
4.65%, 10/17/21	70	78
Goldman Sachs Group Inc.
3.30%, 05/03/15	200	208
5.75%, 01/24/22	95	109
6.75%, 10/01/37	85	91
Harley-Davidson Financial Services Inc., 1.15%, 09/15/15 (r)	140	140
Hartford Financial Services Group Inc., 5.13%, 04/15/22	25	28
Health Care REIT Inc., 5.25%, 01/15/22	100	113
Hyundai Capital Services Inc., 3.50%, 09/13/17 (r)	150	157
JPMorgan Chase & Co.
3.45%, 03/01/16	80	85
2.00%, 08/15/17	190	192
3.25%, 09/23/22	125	127
Morgan Stanley
5.63%, 09/23/19	400	437
6.38%, 07/24/42	75	83
Power Sector Assets & Liabilities Management Corp., 7.39%, 12/02/24	100	139
Swedbank AB, 2.13%, 09/29/17 (r)	460	461
UnionBanCal Corp., 3.50%, 06/18/22	205	217
Ventas Realty LP, 4.00%, 04/30/19	125	134
WEA Finance LLC, 3.38%, 10/03/22 (r)	290	288
		4,748
HEALTH CARE - 1.7%
Amgen Inc.
5.15%, 11/15/41	25	28
5.38%, 05/15/43	45	52
Aristotle Holding Inc., 2.65%, 02/15/17 (r)	175	183
Laboratory Corp. of America Holdings, 3.75%, 08/23/22	140	147
Takeda Pharmaceutical Co. Ltd., 1.63%, 03/17/17 (r)	200	202
Watson Pharmaceuticals Inc.
1.88%, 10/01/17	170	172
4.63%, 10/01/42	40	41
WellPoint Inc., 1.88%, 01/15/18	110	111
		936
INDUSTRIALS - 1.1%
ADT Corp., 3.50%, 07/15/22 (r)	90	93
Burlington Northern Santa Fe LLC, 3.05%, 09/01/22	55	57
ERAC USA Finance LLC, 7.00%, 10/15/37 (r)	150	187
L-3 Communications Corp., 3.95%, 11/15/16	215	234
		571
INFORMATION TECHNOLOGY - 1.5%
Hewlett-Packard Co.
2.60%, 09/15/17	100	100
4.65%, 12/09/21	150	156
Telefonaktiebolaget LM Ericsson, 4.13%, 05/15/22	310	320
Xerox Corp., 4.50%, 05/15/21	200	213
		789
MATERIALS - 2.2%
Agrium Inc., 3.15%, 10/01/22	520	524
ArcelorMittal, 6.13%, 06/01/18	145	144
Freeport-McMoRan Copper & Gold Inc., 3.55%, 03/01/22	175	175
Rio Tinto Finance USA Plc
1.63%, 08/21/17	115	115
2.88%, 08/21/22	85	85
Vale Overseas Ltd., 4.38%, 01/11/22	100	105
		1,148
TELECOMMUNICATION SERVICES - 0.9%
America Movil SAB de CV, 3.13%, 07/16/22	200	206
AT&T Inc., 6.55%, 02/15/39	50	68
Qwest Corp., 6.75%, 12/01/21	175	210
		484
UTILITIES - 1.7%
Dominion Resources Inc. - 4.05%, 09/15/42	140	144
Duke Energy Corp., 1.63%, 08/15/17	205	206
Exelon Generation Co. LLC, 4.00%, 10/01/20	275	292
Majapahit Holding BV, 7.75%, 01/20/20	110	138
Pacific Gas & Electric Co., 3.75%, 08/15/42	120	116
		896
Total Corporate Bonds and Notes (cost $13,529)		13,933

GOVERNMENT AND AGENCY OBLIGATIONS - 51.3%

GOVERNMENT SECURITIES - 19.4%
Sovereign - 3.8%
Australia Government Bond, 5.25%, 03/15/19, AUD	185	221

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Brazilian Government International Bond, 7.13%, 01/20/37	80	121
Canadian Government Bond, 1.50%, 03/01/17, CAD	170	175
Colombia Government International Bond, 8.13%, 05/21/24	60	90
Hungary Government Bond, 6.25%, 01/29/20	60	65
Lithuania Government International Bond, 6.13%, 03/09/21	100	119
New Zealand Government Bond
6.00%, 12/15/17, NZD	325	310
5.50%, 04/15/23, NZD	75	73
Panama Government International Bond, 6.70%, 01/26/36	45	63
Peruvian Government International Bond
8.38%, 05/03/16	80	100
6.55%, 03/14/37	42	62
Poland Government International Bond, 6.38%, 07/15/19	55	68
Republic of Argentina, 8.28%, 12/31/33	68	53
Russia Government International Bond, 11.00%, 07/24/18	100	146
South Africa Government International Bond, 5.88%, 05/30/22	100	123
Turkey Government International Bond, 7.38%, 02/05/25	109	141
Uruguay Government International Bond, 6.88%, 09/28/25	40	54
		1,984
Treasury Inflation Index Securities - 5.8%
U.S. Treasury Inflation Indexed Note
2.38%, 01/15/17 (n)	1,130	1,326
1.13%, 01/15/21 (n)	131	155
2.00%, 01/15/26 (n)	1,224	1,607
		3,088
U.S. Treasury Securities - 9.8%
U.S. Treasury Bond
6.88%, 08/15/25	1,440	2,245
5.50%, 08/15/28	345	494
4.50%, 02/15/36	420	560
U.S. Treasury Note
0.38%, 07/31/13	885	887
2.38%, 10/31/14	90	94
3.63%, 08/15/19	780	916
		5,196
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 31.9%
Federal Home Loan Bank - 0.4%
Federal Home Loan Bank, 5.50%, 07/15/36	145	201
Federal Home Loan Mortgage Corp. - 11.2%
Federal Home Loan Mortgage Corp.
5.00%, 05/01/27 - 12/01/38	757	820
4.50%, 01/01/38 - 06/01/41	247	267
5.50%, 08/01/40	152	166
3.50%, 10/15/42, TBA (g)	3,015	3,233
4.00%, 10/15/42, TBA (g)	1,365	1,467
		5,953
Federal National Mortgage Association - 20.3%
Federal National Mortgage Association
6.00%, 02/01/38	41	45
4.50%, 06/01/41 - 07/01/41	282	306
3.50%, 10/15/42 - 11/15/42, TBA (g)	2,745	2,943
4.00%, 10/15/42, TBA (g)	6,085	6,556
5.50%, 10/15/42, TBA (g)	825	905
		10,755
Total Government and Agency Obligations (cost $26,915)		27,177

INVESTMENT COMPANIES - 4.7%
iShares iBoxx High Yield Corporate Bond Fund	15	1,390
SPDR Barclays Capital High Yield Bond ETF	27	1,083

Total Investment Companies (cost $2,438)		2,473

VARIABLE RATE SENIOR LOAN INTERESTS - 16.2% (i)

CONSUMER DISCRETIONARY - 4.6%
99 Cents Only Stores Term Loan B-1, 4.00%, 01/11/19	$93	94
Acosta Inc. Term Loan, 5.75%, 03/01/18	25	25
Acosta Inc. Term Loan D, 4.00%, 03/02/18	38	38
Allison Transmission Inc. Term Loan, 4.25%, 08/15/19	49	49
BJ’s Wholesale Club Inc. 1st Lien Term Loan, 4.50%, 09/30/19	21	21
Boyd Gaming Corp. Incremental Term Loan B, 4.75%, 12/17/15	61	62
Cannery Casino Resorts LLC Term Loan, 4.00%, 09/12/19	28	28
Cequel Communications LLC Term Loan, 4.00%, 02/15/19	200	200
Charter Communications Operating LLC Term Loan D, 4.00%, 05/15/19	47	47
Chrysler Automotive LLC Term Loan B, 4.75%, 05/24/17	92	94
Clear Channel Communications Inc. Term Loan A, 3.40%, 01/29/16	65	61
Cumulus Media Inc. Term Loan, 5.75%, 09/16/18	65	65
EMI Music Publishing Ltd. Term Loan, 5.50%, 03/02/18	200	202
FoxCo Acquisition LLC Replacement Term Loan B, 4.50%, 07/18/17	35	35
Goodyear Tire & Rubber Co. 2nd Lien Term Loan, 3.75%, 04/30/19	47	47
Gymboree Corp. 1st Lien Term Loan, 3.50%, 02/23/18	24	23
Michaels Stores Extended Term Loan B-2, 4.50%, 07/31/16	70	71
Neiman Marcus Group Senior Term Loan, 4.75%, 05/16/18	41	41
Party City Holdings Inc. Term Loan, 5.75%, 07/25/19	250	253
Peninsula Gaming LLC Term Loan B, 4.50%, 05/16/17	62	63
Pilot Travel Centers LLC Additional Term Loan B, 4.25%, 08/15/19	37	37
Rovi Corp. Term Loan, 3.00%, 03/31/19	19	19
Serta Simmons Holdings LLC Term Loan, 5.00%, 09/20/19	113	113
Station Casinos Inc. Term Loan, 4.23%, 06/17/16	245	234
Station GVR Acquisition LLC Term Loan B, 4.25%, 09/07/19	99	99
Toys R US Inc. Term Loan, 6.00%, 09/01/16	199	198
Univision Communications First Lien Term Loan, 4.25%, 03/31/17	85	84
WaveDivision Holdings LLC Term Loan B, 4.25%, 09/30/19	56	57
Wolverine World Wide Inc. Term Loan, 3.75%, 06/26/19	55	55
		2,415

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CONSUMER STAPLES - 0.9%
Del Monte New Term Loan B, 4.50%, 03/08/18	193	193
Pinnacle Foods Finance LLC Term Loan, 4.75%, 10/17/18	8	8
Pinnacle Foods Finance LLC Term Loan E, 3.50%, 10/17/18	41	41
Reynolds Group Holdings Inc. Term Loan B
5.25%, 08/09/18	86	86
4.00%, 09/30/18	95	95
Rite Aid Corp. Term Loan, 3.25%, 03/03/18	71	71
		494
ENERGY - 1.3%
Arch Western Finance LLC Term Loan, 5.75%, 05/14/18	200	201
Chesapeake Energy Corp. Term Loan, 8.50%, 12/01/17	21	21
Energy Transfer Equity LP Term Loan, 3.75%, 03/23/17	38	38
EPE Acquisition LLC Term Loan, 5.00%, 05/01/18	200	202
Frac Tech Term Loan, 6.25%, 05/06/16	169	163
Samson Investment Co. 2nd Lien Term Loan, 4.75%, 09/30/18	46	46
		671
FINANCIALS - 2.3%
American Capital Senior Secured Term Loan, 5.50%, 07/31/16	49	49
Capital Automotive LLC Term Loan B, 3.75%, 03/11/17	83	83
Citco Group Ltd. Term Loan, 4.25%, 06/29/18	199	200
International Lease Finance Corp. Term Loan, 4.00%, 06/30/17	93	94
LPL Holdings Inc. Term Loan B, 3.00%, 03/29/19	42	42
Nuveen Investments Inc. Extended Term Loan, 5.50%, 05/13/17	84	83
Ocwen Financial Corp. Term Loan, 5.50%, 09/01/16	70	70
Realogy Corp. Extended Term Loan, 4.48%, 10/10/16	250	247
Residential Capital LLC Term Loan
5.00%, 11/14/13	27	27
6.75%, 12/01/13	10	10
Springleaf Finance Corp. Term Loan, 5.50%, 05/10/17	43	42
West Corp. Term Loan B-6, 5.75%, 06/02/18	250	253
		1,200
HEALTH CARE - 2.0%
Bausch & Lomb Inc. Term Loan, 5.25%, 05/09/19	200	202
Carestream Health Inc. Term Loan, 3.50%, 02/25/17	71	70
Community Health Systems Inc. Extended Term Loan, 3.50%, 01/25/17	62	62
DaVita Inc. Term Loan B-2, 3.00%, 08/01/19	88	88
Emergency Medical Services Corp. Term Loan, 5.25%, 05/25/18	56	56
Grifols Inc. Term Loan B, 3.50%, 06/01/17	46	46
HCA Inc. Term Loan B-3, 3.25%, 05/01/18	47	47
Hologic Inc. Term Loan B, 4.50%, 07/18/19	46	47
Immucor Inc. Term Loan, 5.75%, 08/17/18	70	71
Par Pharmaceuticals Cos. Inc. Term Loan B, 3.75%, 06/26/19	99	99
Royalty Pharma Term Loan, 4.00%, 11/09/18	13	13
Sheridan Healthcare Inc. Term Loan, 6.00%, 06/29/28	45	45
United Surgical Partners International Inc. 1st Lien Term Loan, 6.00%, 04/01/19	57	58
Universal Health Services Term Loan B, 2.75%, 11/15/16	17	17
Valeant Pharmaceuticals International Inc. Term Loan
4.00%, 02/13/19	85	85
4.75%, 02/13/19	18	18
4.75%, 02/13/19	25	25
Warner Chilcott Co. Inc. Additional Term Loan B-1, 4.25%, 03/15/18	5	5
Warner Chilcott Co. LLC Term Loan B-1, 3.25%, 03/03/18	13	13
Warner Chilcott Co. LLC Term Loan B-2, 3.25%, 03/03/18	7	7
Warner Chilcott Co. LLC Term Loan B-3, 3.25%, 03/03/18	9	9
		1,083
INDUSTRIALS - 2.0%
ADS Waste Holdings Inc. Term Loan, 4.00%, 09/28/19	28	28
Avis Budget Car Rental LLC Term Loan, 3.25%, 03/15/19	42	42
AWAS Aviation Capital Limited Term Loan, 5.75%, 06/26/18	61	61
Bombardier Recreational Products Term Loan B, 4.50%, 06/30/16	15	15
Brickman Group Holdings Term Loan, 5.50%, 10/14/16	200	201
Ceridian Corp. Extended US Term Loan, 5.75%, 05/09/17	93	94
Custom Building Products Inc. Term Loan, 5.75%, 03/19/15	20	20
Delta Air Lines Inc. Term Loan, 5.50%, 04/20/17	199	200
Generac Power Systems Inc. Term Loan, 6.25%, 05/30/18	69	69
Husky Injection Molding Systems Ltd. Term Loan, 5.75%, 07/02/18	93	94
Monitronics International Inc. Term Loan, 5.50%, 03/23/18	70	71
Navistar International Corp. Term Loan, 7.00%, 08/15/17	55	56
RBS Global & Rexnord LLC Term Loan B, 4.00%, 04/01/18	70	70
Terex Corp. Term Loan, 4.00%, 04/28/17	41	41
		1,062
INFORMATION TECHNOLOGY - 1.7%
Booz Allen Hamilton Holding Corp. Term Loan B, 4.50%, 07/27/19	25	25
First Data Corp. Term Loan, 5.25%, 03/24/18	200	197
Freescale Semiconductor Inc. Term Loan B-2, 6.00%, 02/22/19	81	81
Go Daddy Group Inc. Term Loan, 5.50%, 12/17/18	94	94
Kronos Inc. Incremental Term Loan, 5.00%, 12/28/17	62	62
Lender Processing Services Inc. Term Loan, 5.50%, 08/14/18	199	200
NXP Funding LLC Term Loan, 5.50%, 03/04/17	199	203
Skillsoft Plc Term Loan, 6.00%, 05/26/17	31	32
		894

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
MATERIALS - 0.4%
Fairmount Minerals Ltd. Term Loan B, 5.25%, 03/15/17	38	38
Hexion US Term Loan C-1B, 3.75%, 05/05/15	29	29
Hexion US Term Loan C-2B, 3.75%, 05/05/15	32	31
Momentive Performance Materials Inc. Term Loan, 3.50%, 05/05/15	99	95
Paradigm Term Loan, 6.50%, 07/24/19	16	16
Taminco Global Chemical Corp. Term Loan, 5.25%, 02/15/19	17	17
		226
TELECOMMUNICATION SERVICES - 0.7%
Windstream Corp. Term Loan B-3, 4.00%, 08/15/19	26	26
SBA Senior Finance II LLC Incremental Term Loan, 4.00%, 09/30/19	36	36
MetroPCS Communications Inc. Term Loan B-3, 3.75%, 03/17/18	16	16
Level 3 Financing Inc. Term Loan, 5.75%, 09/01/18	71	71
Level 3 Communications Inc. Term Loan, 5.25%, 08/01/19	115	116
Intelsat Jackson Holdings Term Loan B, 5.25%, 04/02/18	94	94
Crown Castle International Company Term Loan B, 3.00%, 01/31/19	36	36
		395
UTILITIES - 0.3%
Essential Power Term Loan B-1, 5.50%, 08/08/19	62	62
Calpine Corp. Term Loan, 3.25%, 04/01/18	70	70
		132
Total Variable Rate Senior Loan Interests (cost $8,497)		8,572

SHORT TERM INVESTMENTS - 19.8%

Investment Company - 19.8%
JNL Money Market Fund, 0.06% (a) (h)	10,469	10,469
Total Short Term Investments (cost $10,469)		10,469

Total Investments - 136.1% (cost $70,954)		72,055
Other Assets and Liabilities, Net - (36.1%) (o)		(19,125)

Total Net Assets - 100.0%		$52,930

JNL/Oppenheimer Global Growth Fund

COMMON STOCKS - 91.9%

CONSUMER DISCRETIONARY - 17.1%
Abercrombie & Fitch Co. - Class A	87	$2,939
Brunello Cucinelli SpA	35	612
Carnival Corp.	269	9,796
Grupo Televisa SA - GDR (e)	262	6,166
Inditex SA	108	13,396
Kingfisher Plc	495	2,117
Lottomatica SpA	140	3,087
LVMH Moet Hennessy Louis Vuitton SA	70	10,541
McDonald’s Corp.	129	11,796
McGraw-Hill Cos. Inc.	160	8,747
PPR SA	61	9,352
Tiffany & Co.	158	9,755
Tod’s SpA	59	6,383
Walt Disney Co.	241	12,617
SITI Cable Network Ltd. (c)	217	94
Zee Entertainment Enterprises Ltd.	1,027	3,793
Zee Learn Ltd. (c)	68	35
		111,226
CONSUMER STAPLES - 8.7%
Carlsberg A/S	50	4,437
Cia de Bebidas das Americas - ADR (e)	153	5,846
Colgate-Palmolive Co.	119	12,714
E-Mart Co. Ltd.	16	3,523
Fomento Economico Mexicano SAB de CV	1,207	11,111
Nestle SA	113	7,158
Unilever Plc	326	11,893
		56,682
ENERGY - 3.8%
Repsol YPF SA	232	4,516
Technip SA	105	11,629
Total SA	60	3,007
Transocean Ltd.	5	222
Transocean Ltd.	121	5,436
		24,810
FINANCIALS - 12.0%
Allianz SE	81	9,642
Banco Bilbao Vizcaya Argentaria SA	910	7,157
BM&F Bovespa SA	1,032	6,213
Dai-Ichi Life Insurance Co. Ltd.	5	6,094
DLF Ltd.	777	3,426
Fidelity National Financial Inc. - Class A	171	3,655
Goldman Sachs Group Inc.	42	4,720
ICICI Bank Ltd. - ADR (e)	240	9,624
Itau Unibanco Holding SA - ADR	407	6,220
Societe Generale - Class A (c)	84	2,393
Standard Chartered Plc	70	1,577
Sumitomo Mitsui Financial Group Inc.	165	5,135
UBS AG	1,003	12,213
		78,069
HEALTH CARE - 9.3%
Aetna Inc.	211	8,345
Allergan Inc.	23	2,125
Amgen Inc.	89	7,515
Bayer AG	112	9,602
Gilead Sciences Inc. (c)	75	4,975
Roche Holding AG	19	3,463
Theravance Inc. (c) (e)	150	3,886
ThromboGenics NV (c)	44	1,750
WellPoint Inc.	175	10,160
Zimmer Holdings Inc.	133	8,962
		60,783
INDUSTRIALS - 12.2%
3M Co.	99	9,157
All America Latina Logistica SA	204	839
Assa Abloy AB	378	12,257
Embraer SA - ADR (e)	214	5,699
Emerson Electric Co.	115	5,551
European Aeronautic Defence & Space Co. NV	323	10,230
Fanuc Ltd.	29	4,700
FLSmidth & Co. A/S	70	4,065
Nidec Corp. (e)	53	3,864
Prysmian SpA	174	3,116
Siemens AG	155	15,524
United Parcel Service Inc.	59	4,248
		79,250

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 25.4%
Adobe Systems Inc. (c)	253	8,203
Altera Corp.	346	11,753
eBay Inc. (c)	410	19,831
Facebook Inc. - Class A (c) (e)	205	4,439
Fusion-io Inc. (c) (e)	104	3,162
Google Inc. (c)	18	13,589
Hoya Corp.	173	3,784
Infosys Technologies Ltd.	141	6,777
Intuit Inc.	189	11,100
Juniper Networks Inc. (c)	356	6,084
Keyence Corp.	27	6,964
Kyocera Corp.	43	3,743
Maxim Integrated Products Inc.	368	9,787
Microsoft Corp.	325	9,667
Murata Manufacturing Co. Ltd. (e)	138	7,341
SAP AG	203	14,412
Taiwan Semiconductor Manufacturing Co. Ltd.	2,133	6,561
Telefonaktiebolaget LM Ericsson	2,026	18,482
		165,679
MATERIALS - 1.5%
Iluka Resources Ltd. (e)	342	3,492
Linde AG	36	6,262
		9,754
TELECOMMUNICATION SERVICES - 1.4%
KDDI Corp. (e)	122	9,455

UTILITIES - 0.5%

Fortum Oyj	183	3,378

Total Common Stocks (cost $548,047)		599,086

PREFERRED STOCKS - 1.5%

CONSUMER DISCRETIONARY - 1.5%
Bayerische Motoren Werke AG	196	10,054

Total Preferred Stocks (cost $9,133)		10,054

SHORT TERM INVESTMENTS - 7.6%
Investment Company - 2.1%
JNL Money Market Fund, 0.06% (a) (h)	13,811	13,811

Securities Lending Collateral - 5.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	35,697	35,697

Total Short Term Investments (cost $49,508)		49,508

Total Investments - 101.0% (cost $606,688)		658,648
Other Assets and Liabilities, Net - (1.0%)		(6,836)
Total Net Assets - 100.0%		$651,812

JNL/PIMCO Real Return Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 8.2%
American General Mortgage Loan Trust REMIC, 5.15%, 03/25/58 (i) (r)	$2,147	$2,221
American Home Mortgage Assets REMIC, 0.41%, 09/25/46 (i)	4,240	2,643
American Money Management Corp., 0.65%, 05/03/18 (i) (r)	315	311
Aquilae CLO Plc, 1.01%, 01/17/23 (i), EUR	2,366	2,931
ARES CLO Funds, 0.63%, 03/12/18 (i) (r)	1,202	1,181
Arran Residential Mortgages Funding Plc
1.55%, 05/16/47 (i) (r), EUR	111	143
1.54%, 11/19/47 (i) (r), EUR	4,233	5,463
1.79%, 11/19/47 (i) (r), EUR	18,700	24,524
Banc of America Commercial Mortgage Inc. REMIC
5.89%, 07/10/44 (i)	2,000	2,296
0.39%, 06/10/49 (i) (r)	83	83
5.89%, 06/10/49 (i)	2,900	3,328
5.89%, 06/10/49 (i)	83	83
5.92%, 02/10/51 (i)	2,900	3,426
Banc of America Large Loan Inc. REMIC
1.97%, 11/15/15 (e) (i) (r)	14,440	14,424
0.73%, 08/15/29 (i) (r)	60	59
5.71%, 06/24/50 (i) (r)	1,100	1,247
5.67%, 02/17/51 (f) (i) (r)	600	674
Banc of America Mortgage Securities Inc. REMIC, 3.11%, 06/25/35 (i)	303	277
BCAP LLC
5.49%, 03/26/37 (r)	1,600	1,342
5.25%, 08/26/37 (r)	6,117	6,093
Bear Stearns Adjustable Rate Mortgage Trust REMIC
2.51%, 05/25/33 (i)	67	68
2.96%, 02/25/34 (i)	515	507
3.40%, 11/25/34 (i)	500	504
2.81%, 01/25/35 (i)	339	334
2.95%, 01/25/35 (i)	1,013	1,008
2.90%, 03/25/35 (i)	592	515
3.08%, 03/25/35 (i)	72	73
2.24%, 08/25/35 (i)	79	80
2.25%, 08/25/35 (i)	147	144
Bear Stearns Alt-A Trust REMIC
2.69%, 01/25/36 (i)	778	470
2.94%, 08/25/36 (i)	315	194
Bear Stearns Asset Backed Securities Trust REMIC, 1.22%, 10/25/37 (i)	913	702
Bear Stearns Structured Products Inc. REMIC
2.84%, 01/26/36 (i)	909	547
2.84%, 12/26/46 (i)	901	502
Chase Mortgage Finance Corp. REMIC, 3.01%, 02/25/37 (i)	159	158
Chevy Chase Mortgage Funding Corp. REMIC, 0.35%, 05/25/48 (i) (r)	769	512
Citibank Omni Master Trust, 2.97%, 08/15/18 (i) (r)	4,400	4,606
Citigroup Mortgage Loan Trust Inc. REMIC
2.68%, 08/25/35 (i)	687	376
2.23%, 09/25/35 (i)	98	97
2.34%, 09/25/35 (i)	134	129
0.30%, 01/25/37 (i)	133	59
0.28%, 05/25/37 (i)	118	116
3.11%, 09/25/37 (i)	2,175	1,630
0.28%, 07/25/45 (i)	417	327
College Loan Corp. Trust, 0.70%, 01/25/24 (i)	800	722
Commercial Mortgage Pass-Through Certificates REMIC, 3.16%, 07/10/46 (r)	5,954	6,314
Conseco Finance Securitizations Corp., 6.68%, 12/01/33	44	46
Countrywide Alternative Loan Trust REMIC, 0.39%, 05/25/47 (i)	7,331	5,230
Countrywide Asset-Backed Certificates REMIC
0.47%, 04/25/36 (i)	153	145
0.40%, 07/25/36 (i)	2,731	2,423
0.40%, 09/25/36 (i)	447	422
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
3.01%, 08/25/34 (i)	431	359

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
4.88%, 11/20/34 (i)	427	421
2.91%, 04/20/35 (i)	482	482
Credit Suisse Mortgage Capital Certificates REMIC
5.86%, 02/25/37 (i)	1,032	611
5.87%, 06/15/39 (i)	4,140	4,679
5.47%, 09/18/39 (r)	1,400	1,595
5.38%, 02/15/40 (r)	1,000	1,111
Credit-Based Asset Servicing and Securitization LLC REMIC, 0.34%, 07/25/37 (i) (r)	227	148
CS First Boston Mortgage Securities Corp. REMIC, 2.71%, 04/25/34 (i)	525	530
Cumberland CLO Ltd., 0.69%, 11/10/19 (i) (r)	1,692	1,674
DBUBS Mortgage Trust REMIC, 3.39%, 07/10/44 (r)	16,500	17,866
Deutsche Mortgage Securities Inc., 1.47%, 06/28/47 (i) (r)	240	239
Duane Street CLO, 0.69%, 11/08/17 (i) (r)	601	596
First CLO Ltd., 0.70%, 12/14/16 (i)	139	138
First NLC Trust REMIC, 0.29%, 08/25/37 (i) (r)	416	174
Fosse Master Issuer Plc REMIC, 1.86%, 10/18/54 (i) (r)	5,121	5,200
Gallatin Funding Ltd., 0.68%, 08/15/17 (i) (r)	726	716
Granite Mortgages Plc, 1.01%, 09/20/44 (i), GBP	726	1,152
Greenwich Capital Commercial Funding Corp. REMIC, 5.44%, 03/10/39 (e)	4,000	4,567
GS Mortgage Securities Corp. REMIC, 4.59%, 08/10/43 (r)	4,300	5,012
GS Mortgage Securities Corp. II
1.10%, 03/06/20 (i) (r)	1,460	1,459
1.26%, 03/06/20 (i) (r)	3,100	3,098
GSR Mortgage Loan Trust REMIC, 2.90%, 01/25/35 (i)	437	431
Harborview Mortgage Loan Trust REMIC, 2.83%, 04/19/34 (i)	641	631
Harvest CLO SA, 0.94%, 03/29/17 (i), EUR	177	225
Hillmark Funding, 0.68%, 05/21/21 (i) (r)	9,000	8,665
Holmes Master Issuer Plc, 1.85%, 10/15/54 (i) (r), EUR	9,600	12,503
HSBC Home Equity Loan Trust REMIC, 0.37%, 03/20/36 (i)	1,390	1,357
Indymac Index Mortgage Loan Trust REMIC
2.74%, 03/25/35 (i)	980	898
4.22%, 11/25/35 (i)	1,263	1,086
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
3.05%, 07/25/35 (i)	397	402
4.65%, 01/12/37	425	435
5.79%, 02/12/51 (i)	4,000	4,747
JPMorgan Mortgage Trust REMIC
3.03%, 08/25/35 (i)	687	596
3.12%, 08/25/35 (i)	496	492
5.32%, 09/25/35 (i)	163	157
2.57%, 07/27/37 (i) (r)	1,079	793
Katonah Ltd., 0.70%, 09/20/16 (i) (r)	867	862
Landmark CDO Ltd., 0.72%, 06/01/17 (i) (r)	2,405	2,356
LB-UBS Commercial Mortgage Trust REMIC, 5.42%, 02/15/40	6,200	7,159
Lehman Brothers Mortgage Loan Trust REMIC, 0.31%, 06/25/37 (i) (r)	403	190
MAGI Advisors LLC, 2.01%, 04/11/21 (r), EUR	1,487	1,846
MASTR Adjustable Rate Mortgages Trust REMIC, 2.69%, 12/25/33 (i)	1,047	1,028
MASTR Asset Backed Securities Trust REMIC, 0.30%, 05/25/37 (i)	86	84
Merrill Lynch Mortgage Investors Inc. REMIC
2.54%, 02/25/33 (i)	244	244
2.70%, 02/25/34 (i)	471	472
MLCC Mortgage Investors Inc. REMIC, 2.42%, 10/25/35 (i)	631	624
Morgan Stanley Capital I REMIC
0.28%, 05/25/37 (i)	149	111
6.08%, 06/11/49 (i)	3,200	3,759
Nautique Funding Ltd., 0.71%, 04/15/20 (i) (r)	481	460
Navigare Funding CLO Ltd., 0.69%, 05/20/19 (i) (r)	278	274
NCUA Guaranteed Notes REMIC
0.68%, 10/07/20 (i)	3,094	3,104
0.79%, 12/08/20 (i)	4,191	4,217
Nelnet Student Loan Trust, 1.15%, 07/25/18 (i)	566	567
NYLIM Flatiron CLO Ltd., 0.66%, 08/08/20 (i) (r)	500	481
Penta CLO SA, 1.17%, 06/04/24 (i), EUR	2,614	3,097
Permanent Master Issuer Plc, 1.80%, 07/15/42 (i) (r), EUR	900	1,172
Provident Funding Mortgage Loan Trust REMIC, 2.50%, 08/25/33 (i)	333	340
RBSCF Trust REMIC
5.70%, 09/16/40 (i) (r)	4,000	4,569
6.20%, 12/16/49 (i) (r)	1,700	2,018
Residential Asset Securitization Trust REMIC, 5.50%, 06/25/33	131	136
Sequoia Mortgage Trust REMIC, 0.42%, 07/20/36 (i)	1,556	1,426
SLM Student Loan Trust
0.90%, 01/25/17 (i)	2,483	2,485
0.56%, 04/25/17 (i)	76	76
1.87%, 12/15/17 (i) (r)	996	998
1.95%, 04/25/23 (i)	7,757	8,074
0.69%, 10/25/23 (i), EUR	2,700	3,210
2.35%, 04/15/39 (i) (q)	2,159	2,175
REMIC, 0.49%, 04/25/19 (i)	6,300	6,093
Structured Adjustable Rate Mortgage Loan Trust REMIC
2.78%, 02/25/34 (i)	836	845
5.50%, 12/25/34 (i)	741	707
Structured Asset Mortgage Investments Inc. REMIC, 0.88%, 10/19/34 (i)	42	40
Structured Asset Securities Corp. REMIC, 0.36%, 05/25/47 (i)	1,900	1,436
Swan, 4.82%, 04/25/41 (i), AUD	481	498
Symphony CLO Ltd., 0.67%, 05/15/19 (i) (r)	2,200	2,147
TBW Mortgage Backed Pass-Through Certificates REMIC, 5.97%, 09/25/36 (i)	473	127
Vornado DP LLC, 4.00%, 09/13/28 (r)	4,600	5,216
Wachovia Bank Commercial Mortgage Trust REMIC
0.30%, 06/15/20 (i) (r)	710	680
0.31%, 09/15/21 (i) (r)	2,056	1,990
5.09%, 08/15/41 (i)	1,000	1,070
Washington Mutual Alternative Mortgage Pass-Through Certificates REMIC, 4.50%, 12/25/35 (i)	390	374
Washington Mutual Mortgage Pass-Through Certificates REMIC
2.12%, 03/25/33 (i)	147	147
2.45%, 06/25/33 (i)	486	499
2.54%, 09/25/33 (i)	569	584
5.31%, 08/25/35 (i)	274	267
1.15%, 08/25/46 (i)	5,539	4,259
0.92%, 05/25/47 (i)	662	508

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Wells Fargo Mortgage Backed Securities Trust REMIC
2.60%, 12/25/34 (i)	489	490
2.67%, 04/25/36 (i)	1,679	1,519
Wind River CLO Ltd., 0.71%, 12/19/16 (i) (r)	477	467
Wood Street CLO BV, 0.70%, 03/29/21 (i), EUR	453	564
Total Non-U.S. Government Agency Asset-Backed Securities (cost $272,579)		275,095

CORPORATE BONDS AND NOTES - 10.7%

CONSUMER DISCRETIONARY - 0.5%
Volkswagen International Finance NV, 0.91%, 10/01/12 (i) (r)	15,500	15,500

CONSUMER STAPLES - 0.6%
Wesfarmers Ltd., 2.98%, 05/18/16 (r)	18,700	19,545

ENERGY - 0.6%
Gaz Capital SA, 7.34%, 04/11/13 (r)	300	309
Gazprom OAO Via Gaz Capital SA, 5.09%, 11/29/15 (e) (r)	1,600	1,706
Kinder Morgan Energy Partners LP, 5.70%, 01/05/16	5,000	5,397
Petrobras International Finance Co., 3.88%, 01/27/16 (e)	8,200	8,674
Petroleos Mexicanos
5.50%, 01/21/21	1,200	1,407
6.50%, 06/02/41	1,500	1,870
		19,363
FINANCIALS - 8.6%
Achmea Hypotheekbank NV, 3.20%, 11/03/14 (r)	2,432	2,550
AGFS Funding Co. Term Loan, 5.50%, 05/28/17 (i)	9,800	9,587
Ally Financial Inc.
3.64%, 02/11/14 (i)	11,800	11,873
3.78%, 06/20/14 (i)	700	716
American International Group Inc.
5.05%, 10/01/15	1,200	1,315
8.18%, 05/15/58 (i)	4,700	5,752
ANZ National International Ltd., 0.87%, 08/19/14 (i) (q)	2,000	2,005
Banco Mercantil del Norte SA, 4.38%, 07/19/15 (r)	3,900	4,114
Banco Santander Brazil SA, 2.49%, 03/18/14 (i) (r)	4,900	4,820
Bank of America Corp., 5.38%, 06/15/14 (e)	600	637
Bank of Montreal, 2.85%, 06/09/15 (e) (r)	5,500	5,845
Barclays Bank Plc, 6.05%, 12/04/17 (e) (q)	2,000	2,152
BBVA Bancomer SA, 6.50%, 03/10/21 (e) (r)	6,300	6,902
BPCE SA, 2.38%, 10/04/13 (q)	2,700	2,708
Citigroup Inc.
5.30%, 10/17/12	1,000	1,002
1.28%, 02/15/13 (i)	29,100	29,157
5.50%, 04/11/13	1,200	1,229
Commonwealth Bank of Australia
0.88%, 07/12/13 (i) (r)	14,700	14,747
0.87%, 06/25/14 (e) (i) (q)	3,800	3,829
0.67%, 09/17/14 (e) (i) (r)	3,800	3,814
Dexia Credit Local
0.81%, 03/05/13 (i) (r)	3,100	3,076
0.93%, 04/29/14 (i) (r)	18,700	18,403
2.75%, 04/29/14 (e) (r)	13,800	13,929
Duesseldorfer Hypothekenbank AG, 1.88%, 12/13/13, EUR	12,200	15,991
Ford Motor Credit Co. LLC
7.00%, 10/01/13	3,800	4,017
8.00%, 06/01/14	900	994
HSBC Finance Corp., 0.47%, 04/05/13 (i), EUR	2,600	3,339
International Lease Finance Corp.
6.38%, 03/25/13	700	714
5.63%, 09/20/13	1,100	1,134
6.50%, 09/01/14 (r)	1,000	1,075
6.75%, 09/01/16 (r)	900	1,011
LeasePlan Corp. NV, 3.25%, 05/22/14, EUR	5,700	7,676
Macquarie Bank Ltd., 4.10%, 12/17/13	27,200	28,402
Magnolia Funding Ltd., 3.00%, 04/20/17 (f) (r), EUR	263	340
Marsh & McLennan Cos. Inc., 5.75%, 09/15/15	184	206
Merrill Lynch & Co. Inc., 0.91%, 07/22/14 (i), EUR	200	253
Morgan Stanley
0.61%, 03/01/13 (i), EUR	2,100	2,695
2.94%, 05/14/13 (i)	2,600	2,626
0.65%, 01/09/14 (e) (i)	5,300	5,229
0.94%, 10/15/15 (i)	1,000	953
National Australia Bank Ltd., 0.85%, 07/08/14 (i) (r)	1,900	1,913
NIBC Bank NV, 2.80%, 12/02/14 (r)	15,100	15,753
Nordea Bank AB, 1.36%, 01/14/14 (i) (r)	16,600	16,685
Pearson Dollar Finance Plc, 5.70%, 06/01/14 (e) (r)	1,000	1,072
SLM Corp., 5.38%, 01/15/13	400	405
Swedbank AB, 3.38%, 05/27/14, EUR	5,700	7,703
AK Transneft OJSC Via TransCapitalInvest Ltd., 7.70%, 08/07/13 (r)	1,500	1,577
Turkiye Garanti Bankasi A/S, 2.96%, 04/20/16 (i) (r)	1,100	1,050
UBS AG, 2.25%, 08/12/13	7,100	7,192
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (e) (m)	1,300	1,493
Westpac Banking Corp., 3.59%, 08/14/14 (q)	4,400	4,627
		286,287
HEALTH CARE - 0.2%
HCA Inc., 7.25%, 09/15/20	4,700	5,264

INDUSTRIALS - 0.0%
GATX Financial Corp., 5.80%, 03/01/16	1,000	1,095

MATERIALS - 0.0%
Rexam Plc, 6.75%, 06/01/13 (q)	700	714

TELECOMMUNICATION SERVICES - 0.1%
Telefonica Emisiones SAU, 0.77%, 02/04/13 (i)	4,641	4,625

UTILITIES - 0.1%
NRG Energy Inc. Term Loan, 2.51%, 05/05/18 (i)	4,950	4,969

Total Corporate Bonds and Notes (cost $345,699)		357,362

GOVERNMENT AND AGENCY OBLIGATIONS - 105.8%

GOVERNMENT SECURITIES - 104.1%
Federal National Mortgage Association - 0.9% (w)
Federal National Mortgage Association
0.75%, 12/18/13	21,300	21,442
1.25%, 03/14/14	7,100	7,202
		28,644
Municipals - 0.2%
Illinois Student Assistance Commission, 0.93%, 04/25/17 (i)	197	197
North Carolina State Education Authority, 0.90%, 10/26/20 (i)	3,485	3,486

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	470	359
Tobacco Settlement Financing Corp., 4.75%, 06/01/34	1,000	821
Tobacco Settlement Funding Corp., 5.00%, 06/01/41	200	165
		5,028
Sovereign - 4.2%
Australia Government Bond, 3.00%, 09/20/25, AUD	18,100	26,506
Canadian Government Bond
1.50%, 08/01/15, CAD	38,700	39,742
2.75%, 09/01/16, CAD	6,500	6,990
Instituto de Credito Oficial, 1.98%, 03/25/14 (i), EUR	12,800	15,843
Italy Buoni Ordinari del Tesoro, 0.00%, 09/13/13 (j), EUR	22,300	28,148
New South Wales Treasury Corp.
2.75%, 11/20/25, AUD	15,900	21,753
2.50%, 11/20/35, AUD	1,900	2,469
		141,451
Treasury Inflation Index Securities - 98.8%
Australian Government Treasury Inflation Indexed Bond, 4.00%, 08/20/15 (s), AUD	800	1,512
Australian Government Treasury Inflation Indexed Bond, 4.00%, 08/20/20 (s), AUD	14,100	28,582
Canadian Government Inflation Indexed Note
4.25%, 12/01/21 (n), CAD	4,095	5,936
3.00%, 12/01/36 (n), CAD	1,593	2,656
1.50%, 12/01/44 (n), CAD	9,459	12,725
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note
2.10%, 09/15/16 - 09/15/17 (n), EUR	27,050	34,030
2.35%, 09/15/19 (n), EUR	1,299	1,575
U.S. Treasury Inflation Indexed Note
0.63%, 04/15/13 - 07/15/21 (n)	230,324	263,594
1.88%, 07/15/13 - 07/15/19, TBA (g) (n)	120,765	128,327
1.88%, 07/15/13 (n) (o)	2,286	2,354
2.00%, 01/15/14 - 01/15/26, TBA (g) (n)	263,568	302,559
1.25%, 04/15/14 - 07/15/20, TBA (g) (n)	128,641	147,329
1.25%, 04/15/14 - 07/15/20 (n)	6,126	6,598
1.63%, 01/15/15 - 01/15/18, TBA (g) (n)	158,433	173,701
0.50%, 04/15/15, TBA (g) (n)	38,086	40,014
0.50%, 04/15/15 (n)	37,741	39,652
1.88%, 07/15/15 (n)	2,945	3,239
0.13%, 04/15/16 - 07/15/22, TBA (g) (n)	418,027	454,448
0.13%, 04/15/16 - 04/15/17 (n) (o)	217,803	232,548
2.63%, 07/15/17, TBA (g) (n)	48,222	58,270
1.38%, 01/15/20 - 01/15/20, TBA (g) (n)	106,225	127,097
1.38%, 01/15/20 (n) (o)	13,031	15,592
1.13%, 01/15/21 (n)	39,327	46,556
0.13%, 01/15/22, TBA (g) (n) (o)	150,115	163,860
0.13%, 07/15/22 (n)	55,791	60,964
2.38%, 01/15/25 - 01/15/27, TBA (g) (n)	311,716	426,281
2.38%, 01/15/27 (n) (o)	1,362	1,880
1.75%, 01/15/28, TBA (g) (n)	83,668	108,331
1.75%, 01/15/28 (n) (o)	178	231
3.63%, 04/15/28, TBA (g) (n)	28,423	45,114
3.63%, 04/15/28 (n) (o)	643	1,021
2.50%, 01/15/29 - 01/15/29, TBA (g) (n)	87,833	125,636
3.88%, 04/15/29 - 04/15/29, TBA (g) (n)	86,305	143,273
2.13%, 02/15/40 - 02/15/41, TBA (g) (n)	39,937	58,316
2.13%, 02/15/41 (n)	3,348	4,918
United Kingdom Inflation Linked Treasury Bond
1.25%, 11/22/17 (n), GBP	10,997	20,371
1.88%, 11/22/22 (n), GBP	2,943	6,041
		3,295,131
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 1.7%
Federal Home Loan Mortgage Corp. - 1.2%
Federal Home Loan Mortgage Corp.
2.00%, 03/14/19	22,600	22,746
2.47%, 07/01/36 (i)	446	479
2.60%, 09/01/36 (i)	452	482
2.68%, 10/01/36 (i)	321	346
Interest Only, 0.69%, 09/15/42 (i)	10,700	10,743
REMIC, 0.67%, 08/15/33 (i)	5,153	5,179
REMIC, 1.31%, 10/25/44 (i)	628	630
REMIC, 1.35%, 02/25/45 (i)	468	455
		41,060
Federal National Mortgage Association - 0.3%
Federal National Mortgage Association
2.60%, 05/02/22	3,000	3,022
4.50%, 04/01/23	—	—
2.27%, 11/01/35 (i)	116	123
5.61%, 03/01/36 (i)	302	325
5.79%, 06/01/36 (i)	88	96
REMIC, 0.28%, 07/25/37 (i)	378	362
REMIC, 0.90%, 02/25/41 (i)	5,341	5,375
		9,303
Government National Mortgage Association - 0.2%
Government National Mortgage Association REMIC, 0.52%, 03/20/37 (i)	5,117	5,126

Small Business Administration Participation Certificates - 0.0%
Small Business Administration Participation Certificates, 5.29%, 12/01/27	1,168	1,333

Total Government and Agency Obligations (cost $3,488,612)		3,527,076

PREFERRED STOCKS - 0.0%
FINANCIALS - 0.0%
Wells Fargo & Co., Convertible Preferred, 7.50%, Series L (m)	1	619

Total Preferred Stocks (cost $500)		619

PURCHASED OPTIONS - 0.0%
3 Month vs. 30-Year Forward Volatility Agreement, Expiration 12/10/12, DUB (f)	49	373
3 Month vs. 30-Year Forward Volatility Agreement, Expiration 12/10/12, MSS (f)	70	532
Put Swaption, 3 month LIBOR versus 3.88% fixed, Expiration 04/14/14, DUB	165	461

Total Purchased Options (cost $1,845)		1,366

OTHER EQUITY INTERESTS - 0.0%
Lehman Brothers Holdings Inc. Escrow, 7.00%, 09/27/27 (u)	100	26

Total Other Equity Interests (cost $24)		26

SHORT TERM INVESTMENTS - 53.5%
Certificates of Deposit - 1.1%
Dexia Credit Local
1.70%, 09/06/13	$17,700	17,882
1.40%, 09/20/13	17,700	17,648
		35,530
Federal Home Loan Bank - 28.6% (w)
Federal Home Loan Bank
0.01%, 10/09/12 - 10/15/12	91,000	91,000
0.00%, 10/11/12	50,000	50,000
0.13%, 10/19/12 - 12/19/12	369,017	368,990

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
0.10%, 11/16/12	160,400	160,381
0.08%, 11/21/12	45,575	45,570
0.14%, 11/28/12 - 02/20/13	212,478	212,466
0.11%, 12/27/12	22,000	21,998
0.15%, 02/13/13	4,900	4,899
		955,304
Federal Home Loan Mortgage Corp. - 13.3% (w)
Federal Home Loan Mortgage Corp.
0.13%, 10/22/12 - 11/27/12	238,375	238,369
0.16%, 12/17/12 - 01/22/13	103,700	103,691
0.07%, 01/15/13	100,325	100,310
		442,370
Federal National Mortgage Association - 6.1% (w)
Federal National Mortgage Association
0.04%, 10/16/12	50,825	50,824
0.15%, 11/28/12 - 02/27/13	25,700	25,697
0.18%, 12/19/12	126,305	126,294
		202,815
Securities Lending Collateral - 1.2%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	38,820	38,820

Treasury Securities - 3.2%
Japan Treasury Bill, 11/05/12, JPY	7,310,000	93,661
Mexican Cetes
0.34%, 11/29/12, MXN	113,560	8,758
0.34%, 12/13/12, MXN	30,940	2,382
U.S. Treasury Bill
0.14%, 11/23/12 (o)	$130	130
0.15%, 02/07/13 (o)	320	320
0.13%, 02/14/13 (o)	500	500
0.20%, 03/07/13	188	188
0.20%, 06/27/13 (o)	853	852
		106,791
Total Short Term Investments (cost $1,780,870)		1,781,630

Total Investments - 178.2% (cost $5,890,130)		5,943,174
Total Forward Sales Commitments - (0.1%) (proceeds $4,400)		(4,918)
Other Assets and Liabilities, Net - (78.1%) (o)		(2,603,608)
Total Net Assets - 100.0%		$3,334,648

FORWARD SALES COMMITMENTS - 0.1%

GOVERNMENT AND AGENCY OBLIGATIONS - 0.1%

GOVERNMENT SECURITIES - 0.1%
Treasury Inflation Index Securities - 0.1%
U.S. Treasury Inflation Indexed Note, 2.13%, 02/15/41 (n)	$3,348	$4,918
Total Forward Sales Commitments - 0.1% (proceeds $4,400)		$4,918

JNL/PIMCO Total Return Bond Fund
NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 5.6%
Access Group Inc., 1.75%, 10/27/25 (i)	$5,636	$5,668
American Home Mortgage Investment Trust REMIC, 2.71%, 02/25/45 (i)	295	286
Ameriquest Mortgage Securities Inc. REMIC, 0.69%, 10/25/35 (i)	16,700	13,826
Amortizing Residential Collateral Trust REMIC, 0.80%, 07/25/32 (i)	15	13
Argent Securities Inc. REMIC, 0.58%, 10/25/35 (i)	3,400	2,686
Arran Residential Mortgages Funding Plc
1.55%, 05/16/47 (i) (r), EUR	250	321
1.75%, 05/16/47 (i) (r), EUR	4,800	6,289
Asset Backed Securities Corp. Home Equity REMIC, 0.49%, 09/25/34 (i)	294	283
Banc of America Commercial Mortgage Inc. REMIC
5.92%, 05/10/45 (i)	2,000	2,310
5.89%, 06/10/49 (i)	2,830	3,247
Banc of America Funding Corp. REMIC
5.01%, 02/20/35 (i)	4,549	4,560
2.61%, 05/25/35 (i)	374	387
Banc of America Large Loan Inc. REMIC, 1.97%, 11/15/15 (e) (i) (r)	2,222	2,219
Banc of America Mortgage Securities Inc. REMIC
6.50%, 10/25/31	32	33
6.50%, 09/25/33	19	20
BCAP LLC
5.25%, 02/26/36 (r)	2,924	2,922
5.49%, 03/26/37 (r)	500	419
5.25%, 05/26/37 (r)	11,531	9,426
5.25%, 08/26/37 (r)	7,696	7,666
Bear Stearns Adjustable Rate Mortgage REMIC
2.86%, 11/25/30 (i)	2	2
2.91%, 02/25/33 (i)	11	10
5.61%, 02/25/33 (i)	7	7
2.64%, 04/25/33 (i)	57	58
2.99%, 01/25/34 (i)	256	256
Bear Stearns Adjustable Rate Mortgage Trust REMIC
3.05%, 04/25/34 (i)	610	572
3.08%, 11/25/34 (i)	1,234	1,170
3.40%, 11/25/34 (i)	321	324
3.08%, 03/25/35 (i)	2,510	2,521
Bear Stearns Alt-A Trust REMIC
2.89%, 05/25/35 (i)	617	552
3.01%, 09/25/35 (i)	385	311
Bear Stearns Asset Backed Securities Trust REMIC
0.48%, 10/25/36 (i)	9,600	7,200
0.47%, 04/25/37 (i)	5,300	1,792
Bear Stearns CMBS REMIC, 5.47%, 01/12/45 (i)	700	813
Bear Stearns Commercial Mortgage Securities Inc. REMIC, 5.33%, 02/11/44	300	329
Bear Stearns Structured Products Inc. REMIC
2.84%, 01/26/36 (i)	1,136	683
2.84%, 12/26/46 (i)	619	345
Chase Issuance Trust, 1.89%, 09/15/15 (i)	12,800	12,988
Chase Mortgage Finance Corp. REMIC, 5.21%, 12/25/35 (i)	4,699	4,617
Citicorp Mortgage Securities Inc. REMIC, 6.00%, 02/25/37	3,341	3,484
Citigroup Mortgage Loan Trust Inc. REMIC
2.57%, 10/25/35 (i)	153	141
0.28%, 07/25/45 (i)	1,043	816
Countrywide Alternative Loan Trust REMIC
1.55%, 08/25/35 (i)	1,353	963
0.40%, 05/25/47 (i)	750	513
Countrywide Asset-Backed Certificates REMIC, 0.97%, 06/25/34 (i)	400	333
Countrywide Home Loan Mortgage Pass-Through Trust REMIC
2.80%, 11/20/34 (i)	1,907	1,698
2.66%, 11/25/34 (i)	826	752
2.72%, 02/20/35 (i)	1,417	1,291

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
5.75%, 12/25/35	7,965	7,366
2.81%, 02/20/36 (i)	196	167
Credit Suisse Mortgage Capital Certificates REMIC
5.86%, 03/15/39 (i)	200	224
5.38%, 02/15/40	700	771
5.70%, 09/15/40 (i)	7,800	8,859
CS First Boston Mortgage Securities Corp. REMIC, 0.89%, 03/25/32 (i) (r)	19	16
CVS Pass-Through Trust, 6.94%, 01/10/30	358	436
Equity One ABS Inc., 0.78%, 11/25/32 (i)	122	105
European Loan Conduit, 0.50%, 05/15/19 (i), EUR	253	297
First American Alternative Mortgage Securities REMIC, 2.60%, 09/25/35 (i)	471	393
First Franklin Mortgage Loan Asset-Backed Certificates REMIC, 0.58%, 10/25/35 (i)	7,100	5,455
First Horizon Asset Securities Inc. REMIC
2.59%, 10/25/35 (i)	3,006	2,593
5.30%, 02/25/36 (i)	2,834	2,765
Galaxy CLO Ltd., 0.74%, 04/17/17 (i) (r)	2,139	2,119
Granite Master Issuer Plc
0.40%, 12/17/54 (i)	2,022	1,983
0.34%, 12/20/54 (i), EUR	4,219	5,316
0.42%, 12/20/54 (i)	11,472	11,246
REMIC, 0.36%, 12/20/54 (i) (r)	924	906
GreenPoint Mortgage Funding Trust REMIC, 0.30%, 01/25/47 (i)	—	—
Greenwich Capital Commercial Funding Corp. REMIC
5.44%, 03/10/39 (e)	1,000	1,142
4.80%, 08/10/42 (i)	100	108
GS Mortgage Securities Corp. II, 1.10%, 03/06/20 (i) (r)	1,274	1,274
GSR Mortgage Loan Trust REMIC
2.65%, 09/25/35 (i)	1,763	1,769
5.14%, 11/25/35 (i)	738	738
Harborview Mortgage Loan Trust REMIC
0.44%, 05/19/35 (i)	163	120
0.56%, 06/20/35 (i)	2,217	2,016
3.08%, 07/19/35 (i)	754	623
Home Equity Asset Trust REMIC, 0.92%, 07/25/35 (i)	3,700	2,960
HSBC Home Equity Loan Trust REMIC, 0.51%, 01/20/34 (i)	1,010	988
IndyMac ARM Trust REMIC, 1.82%, 01/25/32 (i)	1	—
IndyMac Index Mortgage Loan Trust REMIC, 2.51%, 01/25/36 (i)	794	572
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.07%, 11/15/43 (r)	4,600	5,161
5.34%, 05/15/47	1,900	2,169
5.44%, 06/12/47 (e)	11,300	13,015
5.42%, 01/15/49	6,400	7,363
JPMorgan Mortgage Acquisition Corp. REMIC, 0.46%, 05/25/36 (i)	8,500	5,512
JPMorgan Mortgage Trust REMIC
5.00%, 02/25/35 (i)	181	185
5.75%, 01/25/36	290	270
5.50%, 04/25/36	1,631	1,634
Lehman XS Trust REMIC, 0.62%, 10/25/35 (i)	5,437	4,735
Long Beach Mortgage Loan Trust REMIC, 0.78%, 10/25/34 (i)	34	28
MASTR Asset Backed Securities Trust REMIC
0.27%, 01/25/37 (i)	503	116
0.30%, 05/25/37 (i)	98	96
Mellon Residential Funding Corp. REMIC
2.61%, 10/20/29 (i)	132	134
0.70%, 06/15/30 (i)	294	295
Merrill Lynch Mortgage Investors Inc. REMIC
2.55%, 05/25/33 (i)	593	594
0.60%, 08/25/35 (i)	7,800	6,250
0.43%, 02/25/36 (i)	385	325
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC
6.15%, 08/12/49 (i)	10,700	12,254
5.49%, 03/12/51 (i)	1,500	1,705
Mid-State Trust REMIC, 8.33%, 04/01/30	6	7
MLCC Mortgage Investors Inc. REMIC
1.23%, 10/25/35 (i)	176	170
0.47%, 11/25/35 (i)	331	297
Morgan Stanley Dean Witter Capital I REMIC, 1.12%, 07/25/32 (i)	3,170	2,592
Morgan Stanley Re-REMIC Trust, 5.98%, 08/12/45 (i) (r)	800	940
MortgageIT Trust REMIC, 0.48%, 12/25/35 (i)	8,601	6,807
Nomura Asset Acceptance Corp. REMIC, 3.23%, 08/25/35 (i)	3,850	3,323
Prime Mortgage Trust REMIC
0.62%, 02/25/19 (i)	3	3
0.62%, 02/25/34 (i)	50	45
RBSSP Resecuritization Trust, 0.47%, 02/26/37 (i) (r)	3,892	3,258
Securitized Asset Backed Receivables LLC Trust REMIC, 0.28%, 12/25/36 (i)	325	82
Sequoia Mortgage Trust REMIC, 0.92%, 10/19/26 (i)	49	49
SLM Student Loan Trust
2.87%, 12/16/19 (i) (r)	1,000	1,014
1.95%, 04/25/23 (i)	8,846	9,208
Soundview Home Equity Loan Trust REMIC, 0.35%, 12/25/36 (i)	3,874	3,465
Structured Asset Mortgage Investments Inc. REMIC
0.88%, 09/19/32 (i)	62	59
0.47%, 07/19/35 (i)	741	718
0.35%, 03/25/37 (i)	1,376	901
Structured Asset Securities Corp. REMIC
2.51%, 02/25/32 (i)	2	2
0.80%, 01/25/33 (i)	8	7
Vendee Mortgage Trust REMIC, 6.50%, 09/15/24	451	529
Wachovia Bank Commercial Mortgage Trust REMIC
0.30%, 06/15/20 (i) (r)	1,267	1,214
0.31%, 09/15/21 (i) (r)	3,153	3,051
Washington Mutual Mortgage Pass-Through Certificates REMIC
1.95%, 02/25/31 (i)	1	1
2.47%, 01/25/36 (i)	1,386	1,274
1.55%, 08/25/42 (i)	143	133
1.35%, 11/25/42 (i)	81	75
0.51%, 10/25/45 (i)	161	146
Wells Fargo Mortgage Backed Securities Trust REMIC
2.62%, 01/25/35 (i)	690	688
2.62%, 03/25/36 (i)	778	743
2.62%, 03/25/36 (i)	5,567	5,044
2.68%, 04/25/36 (i)	4,221	3,742
Wood Street CLO BV, 1.22%, 11/22/21 (i), EUR	4,947	6,189
Total Non-U.S. Government Agency Asset-Backed Securities (cost $275,135)		288,066

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
CORPORATE BONDS AND NOTES - 16.3%
CONSUMER DISCRETIONARY - 0.0%
Daimler Finance North America LLC, 1.60%, 09/13/13 (e) (i) (r)	2,200	2,215

CONSUMER STAPLES - 0.3%
Campbell Soup Co., 4.50%, 02/15/19	6,800	7,835
Kraft Foods Group Inc., 6.13%, 08/23/18 (q)	1,035	1,268
Mondelez International Inc.
2.63%, 05/08/13	3,000	3,035
6.13%, 02/01/18	365	445
Reynolds Group Issuer Inc., 6.88%, 02/15/21 (e)	4,000	4,220
		16,803
ENERGY - 1.1%
El Paso Corp.
8.05%, 10/15/30 (e)	600	707
7.80%, 08/01/31	800	930
Gazprom OAO Via Gaz Capital SA
5.09%, 11/29/15 (e) (r)	200	213
6.21%, 11/22/16 (r)	300	333
9.25%, 04/23/19	1,100	1,433
Gazprom OAO Via Gazprom International SA, 7.20%, 02/01/20	64	72
Gazprom OAO Via RBS AG, 9.63%, 03/01/13	200	207
Gazprom OAO Via White Nights Finance BV
10.50%, 03/08/14	1,000	1,114
10.50%, 03/25/14	200	223
Korea Hydro & Nuclear Power Co. Ltd., 6.25%, 06/17/14 (r)	3,300	3,568
Novatek Finance Ltd., 5.33%, 02/03/16 (e) (r)	900	959
Odebrecht Drilling Norbe VIII/IX Ltd., 6.35%, 06/30/21 (e) (r)	970	1,091
Peabody Energy Corp., 7.88%, 11/01/26	500	533
Petrobras International Finance Co.
5.88%, 03/01/18 (e)	1,300	1,481
8.38%, 12/10/18 (e)	700	892
7.88%, 03/15/19 (e)	16,800	21,102
Petroleos Mexicanos
8.00%, 05/03/19 (e)	6,500	8,505
5.50%, 01/21/21	6,900	8,090
5.50%, 06/27/44 (e)	1,100	1,210
Petroleum Export Ltd. Term Loan B, 5.00%, 12/20/12 (i)	467	453
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 5.84%, 09/30/27 (r)	500	577
TNK-BP Finance SA
7.50%, 07/18/16	1,600	1,849
7.88%, 03/13/18	500	605
7.25%, 02/02/20	1,000	1,210
		57,357
FINANCIALS - 12.7%
AGFS Funding Co. Term Loan, 5.50%, 05/28/17 (i)	4,000	3,913
Allstate Life Global Funding Trust, 5.38%, 04/30/13	1,900	1,955
Ally Financial Inc.
7.50%, 12/31/13	10,000	10,550
3.64%, 02/11/14 (i)	700	704
4.50%, 02/11/14	100	102
8.30%, 02/12/15	5,800	6,424
4.63%, 06/26/15 (e)	1,000	1,026
5.50%, 02/15/17	5,000	5,226
7.50%, 09/15/20 (e)	1,900	2,180
8.00%, 11/01/31	10,000	11,660
American Express Bank FSB, 5.50%, 04/16/13	2,700	2,774
American Express Co., 7.00%, 03/19/18	1,900	2,405
American International Group Inc.
5.05%, 10/01/15 (e)	200	219
5.85%, 01/16/18	21,000	24,359
8.25%, 08/15/18	10,100	12,988
6.25%, 05/01/36 (e)	3,500	4,465
6.25%, 03/15/37 (e) (i)	800	808
6.82%, 11/15/37 (r)	3,300	4,257
8.18%, 05/15/58 (i)	4,400	5,385
ANZ National International Ltd., 6.20%, 07/19/13 (r)	2,200	2,287
Asciano Finance Ltd., 5.00%, 04/07/18 (r)	19,300	20,728
Australia & New Zealand Banking Group Ltd., 2.13%, 01/10/14 (q)	6,400	6,472
Banco Santander Brazil SA, 2.49%, 03/18/14 (i) (r)	4,100	4,033
Bank of America Corp.
4.50%, 04/01/15 (e)	3,400	3,642
6.50%, 08/01/16	8,460	9,784
6.00%, 09/01/17 (e)	1,700	1,966
5.65%, 05/01/18	4,800	5,473
Bank of China Hong Kong Ltd., 5.55%, 02/11/20 (r)	800	896
Bank of India, 6.25%, 02/16/21	3,100	3,304
Bank of Montreal, 2.85%, 06/09/15 (e) (r)	1,800	1,913
Bank of Nova Scotia
1.65%, 10/29/15 (e) (r)	2,200	2,272
1.95%, 01/30/17 (e) (r)	200	210
Barclays Bank Plc, 2.38%, 01/13/14	1,800	1,829
BBVA Bancomer SA
4.50%, 03/10/16 (e) (r)	1,200	1,266
6.50%, 03/10/21 (e) (r)	2,400	2,629
BNP Paribas, 5.19%, (callable at 100 beginning 06/29/15) (e) (m) (q)	4,100	3,772
BPCE SA, 2.38%, 10/04/13 (q)	900	903
Braskem Finance Ltd., 5.75%, 04/15/21 (r)	4,100	4,346
CIT Group Inc., 5.25%, 04/01/14 (e) (r)	800	834
Citigroup Inc.
5.30%, 10/17/12	600	601
5.50%, 04/11/13	13,900	14,240
5.85%, 07/02/13	400	414
5.50%, 10/15/14 (e)	10,900	11,754
4.88%, 05/07/15	3,500	3,722
6.00%, 08/15/17	70	82
6.13%, 08/25/36	1,700	1,846
Credit Agricole SA, 8.38%, (callable at 100 beginning 10/13/19) (e) (m) (r)	15,500	15,074
Credit Suisse New York, 2.20%, 01/14/14 (e)	1,900	1,932
Dai-ichi Life Insurance Co. Ltd., 7.25%, (callable at 100 beginning 07/25/21) (m) (q)	2,300	2,570
DNB Bank ASA, 3.20%, 04/03/17 (r)	1,700	1,776
Enel Finance International SA, 6.25%, 09/15/17 (q)	4,700	5,139
Export-Import Bank of Korea
5.88%, 01/14/15	9,700	10,666
5.13%, 06/29/20	1,400	1,637
Fidelity National Financial Inc., 5.50%, 09/01/22 (e)	7,000	7,504
Fifth Third Bancorp
0.80%, 12/20/16 (i)	1,400	1,330
8.25%, 03/01/38	10,200	14,774
Ford Motor Credit Co. LLC
8.70%, 10/01/14 (e)	500	568
7.00%, 04/15/15 (e)	1,900	2,128
5.63%, 09/15/15 (e)	3,900	4,263
5.88%, 08/02/21 (e)	300	339

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
General Electric Capital Corp.
7.13% (callable at 100 beginning 06/15/22), Series A (m)	1,200	1,337
6.88%, 01/10/39 (e)	30,200	40,350
5.50%, 09/15/67 (r), EUR	6,100	7,682
6.38%, 11/15/67 (i)	13,900	14,667
Goldman Sachs Group Inc.
0.67%, 05/23/16 (i), EUR	2,400	2,897
6.25%, 09/01/17	4,400	5,158
5.95%, 01/18/18	1,200	1,394
6.75%, 10/01/37	6,300	6,749
HBOS Capital Funding LP, 6.46%, (callable at 100 beginning 11/30/18) (m), GBP	5,700	6,949
HSBC Bank Plc, 2.00%, 01/19/14 (q)	2,000	2,019
HSBC Holdings Plc
5.10%, 04/05/21	9,000	10,397
6.50%, 05/02/36	500	586
6.50%, 09/15/37	700	828
ICICI Bank Ltd., 4.75%, 11/25/16 (r)	13,600	14,084
International Lease Finance Corp.
5.75%, 05/15/16 (e)	700	742
6.75%, 09/01/16 (r)	1,900	2,135
JPMorgan Chase & Co.
7.90% (callable at 100 beginning 04/30/18) (m)	4,200	4,770
0.48%, 09/26/13 (i), EUR	100	129
1.11%, 09/30/13 (i)	6,500	6,535
3.15%, 07/05/16	2,600	2,750
6.00%, 01/15/18	1,100	1,312
JPMorgan Chase Bank NA, 6.00%, 10/01/17	4,100	4,852
Korea Development Bank, 8.00%, 01/23/14	1,200	1,305
Korea Housing Finance Corp., 4.13%, 12/15/15 (r)	2,900	3,124
LBG Capital No.1 Plc
8.50% (callable at 100 beginning 12/17/21) (m) (q)	200	184
7.87%, 12/17/19, GBP	1,900	2,991
11.04%, 03/19/20, GBP	3,600	6,337
6.44%, 05/23/20, EUR	3,100	3,608
LBG Capital No.2 Plc
15.00%, 12/21/19, GBP	1,200	2,509
8.88%, 02/07/20, EUR	1,200	1,534
Macquarie Bank Ltd., 6.63%, 04/07/21 (q)	29,100	31,140
Merrill Lynch & Co. Inc., 6.40%, 08/28/17 (e)	1,900	2,210
MetLife Capital Trust X, 9.25%, 04/08/38 (e) (i) (r)	13,200	17,424
Morgan Stanley
2.94%, 05/14/13 (i)	4,000	4,039
6.25%, 08/28/17	1,200	1,361
5.95%, 12/28/17	1,800	2,022
MUFG Capital Finance Ltd., 6.30%, (callable at 100 beginning 01/25/17) (m), GBP	1,200	2,073
National Australia Bank Ltd.
5.35%, 06/12/13 (r)	1,900	1,961
1.60%, 08/07/15	2,300	2,323
National Bank of Canada, 2.20%, 10/19/16 (r)	400	423
Nationwide Building Society, 4.65%, 02/25/15 (e) (r)	3,500	3,702
Nationwide Life Global Funding I, 5.45%, 10/02/12 (q)	16,200	16,203
Nordea Bank AB, 2.13%, 01/14/14 (e) (q)	900	910
Northern Rock Plc, 5.63%, 06/22/17 (e) (q)	16,000	17,979
Ohio National Financial Services Inc., 6.38%, 04/30/20 (r)	900	1,036
Pacific LifeCorp., 6.00%, 02/10/20 (r)	900	1,001
Principal Life Income Funding Trusts, 5.30%, 04/24/13 (e)	1,700	1,747
RBS Capital Trust I, 4.71%, (callable at 100 beginning 07/01/13) (m)	800	496
Regions Bank, 7.50%, 05/15/18 (e)	2,400	2,832
Resona Bank Ltd., 5.85%, (callable at 100 beginning 04/15/16) (m) (q)	300	321
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17) (e) (m) (q)	2,100	1,890
Royal Bank of Scotland Plc
1.05%, 04/11/16 (i)	200	170
1.24%, 10/14/16 (i)	600	506
RZD Capital Ltd., 5.74%, 04/03/17	1,500	1,662
Santander Finance Preferred SA Unipersonal, 11.30%, (callable at 100 beginning 07/27/14) (m), GBP	700	1,133
Santander US Debt SA Unipersonal, 2.99%, 10/07/13 (q)	8,800	8,786
Sberbank of Russia
4.95%, 02/07/17 (r)	1,300	1,365
6.13%, 02/07/22 (r)	700	774
SLM Corp.
0.58%, 06/17/13 (i), EUR	1,250	1,574
8.45%, 06/15/18	3,400	3,982
8.00%, 03/25/20	1,100	1,271
5.63%, 08/01/33	800	755
Springleaf Finance Corp., 6.90%, 12/15/17 (e)	1,900	1,615
State Bank of India, 4.50%, 07/27/15 (r)	2,500	2,601
State Street Capital Trust III, 8.25%, (callable at 100 beginning 03/15/13) (e) (m)	1,700	1,700
State Street Capital Trust IV, 1.39%, 06/15/37 (i)	200	148
Stone Street Trust, 5.90%, 12/15/15 (r)	7,000	7,361
Sumitomo Mitsui Banking Corp., 1.95%, 01/14/14 (q)	6,000	6,081
Sydney Airport Finance Co. Pty Ltd., 5.13%, 02/22/21 (l) (r)	500	542
Tagua Leasing LLC, 1.90%, 07/12/24	9,600	9,765
Temasek Financial I Ltd., 4.30%, 10/25/19 (e) (r)	1,800	2,048
AK Transneft OJSC Via TransCapitalInvest Ltd., 8.70%, 08/07/18 (r)	800	1,040
UBS AG, 5.88%, 12/20/17	1,200	1,421
UBS Preferred Funding Trust V, 6.24%, (callable at 100 beginning 05/15/16) (e) (m)	10,000	9,850
USB Capital IX, 3.50%, (callable at 100 beginning 11/13/12) (m)	3,800	3,256
VEB Finance Ltd., 6.90%, 07/09/20 (e) (r)	23,500	27,734
Vnesheconombank Via VEB Finance Ltd., 5.45%, 11/22/17 (r)	1,100	1,197
Wells Fargo & Co., 7.98%, (callable at 100 beginning 03/15/18) (e) (m)	2,400	2,757
		656,419
HEALTH CARE - 0.2%
Amgen Inc., 6.15%, 06/01/18 (e)	7,300	8,922
UnitedHealth Group Inc., 4.88%, 02/15/13	1,600	1,625
		10,547
INDUSTRIALS - 0.3%
CSN Islands XI Corp., 6.88%, 09/21/19 (e) (r)	700	781
CSN Resources SA, 6.50%, 07/21/20 (e) (r)	7,900	8,512
Noble Group Ltd.
4.88%, 08/05/15 (e) (r)	1,000	1,040
6.75%, 01/29/20	2,600	2,756
Union Pacific Corp., 4.16%, 07/15/22	3,000	3,419
		16,508

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
INFORMATION TECHNOLOGY - 0.4%
Dell Inc., 4.70%, 04/15/13	3,600	3,682
International Business Machines Corp., 5.70%, 09/14/17 (e)	12,200	14,953
		18,635
MATERIALS - 0.3%
Corp. Nacional del Cobre de Chile
7.50%, 01/15/19 (r)	1,900	2,464
6.15%, 10/24/36 (r)	200	256
Gerdau Holdings Inc.
7.00%, 01/20/20 (r)	4,400	5,082
5.75%, 01/30/21 (r)	6,400	6,944
Vale Overseas Ltd.
6.25%, 01/23/17 (e)	300	347
6.88%, 11/21/36 (e)	300	347
		15,440
TELECOMMUNICATION SERVICES - 0.0%
AT&T Inc., 6.30%, 01/15/38	1,400	1,838
Qtel International Finance Ltd.
3.38%, 10/14/16 (e) (r)	300	313
4.75%, 02/16/21 (e) (r)	200	222
		2,373
UTILITIES - 1.0%
Centrais Eletricas Brasileiras SA, 6.88%, 07/30/19 (r)	5,000	5,959
CMS Energy Corp., 5.05%, 02/15/18	2,300	2,585
Comision Federal de Electricidad, 4.88%, 05/26/21 (r)	15,500	17,321
Electricite de France SA
5.50%, 01/26/14 (e) (q)	1,600	1,695
6.95%, 01/26/39 (r)	1,300	1,725
ENN Energy Holdings Ltd., 6.00%, 05/13/21 (e) (r)	500	561
Entergy Corp., 3.63%, 09/15/15 (e) (l)	5,200	5,470
Majapahit Holding BV
8.00%, 08/07/19 (r)	2,200	2,778
7.75%, 01/20/20 (r)	5,000	6,288
NRG Energy Inc., 8.25%, 09/01/20 (e)	3,500	3,815
NV Energy Inc., 6.25%, 11/15/20 (e)	1,800	2,080
Tokyo Electric Power Co. Inc.
1.50%, 05/30/14, JPY	4,000	50
1.85%, 07/28/14, JPY	19,000	237
		50,564
Total Corporate Bonds and Notes (cost $764,608)		846,861

GOVERNMENT AND AGENCY OBLIGATIONS - 84.3%

GOVERNMENT SECURITIES - 35.7%
Federal Home Loan Mortgage Corp. - 0.1% (w)
Federal Home Loan Mortgage Corp.
5.00%, 02/16/17	2,700	3,208
5.50%, 08/23/17	1,900	2,331
3.75%, 03/27/19	1,100	1,282
		6,821
Federal National Mortgage Association - 0.3% (w)
Federal National Mortgage Association
5.00%, 02/13/17 - 05/11/17	6,200	7,375
5.38%, 06/12/17	5,900	7,154
		14,529
Municipals - 4.4%
Bay Area Toll Authority, Toll Bridge, RB
1.45%, 04/01/45	1,000	1,016
7.04%, 04/01/50	3,400	4,922
Buckeye Tobacco Settlement Financing Authority, RB (insured by AMBAC Assurance Corp.), 5.88%, 06/01/30	1,000	824
California Infrastructure & Economic Development Bank, 6.49%, 05/15/49	1,000	1,234
California State University, 6.43%, 11/01/30	1,400	1,673
Calleguas - Las Virgenes Public Financing Authority, 5.94%, 07/01/40	1,100	1,375
Chicago Transit Authority
6.30%, 12/01/21 - 12/01/21	300	339
6.20%, 12/01/40	1,000	1,136
6.90%, 12/01/40 - 12/01/40	4,100	4,976
City of Houston Utility System, RB - Series D, 5.00%, 11/15/42	2,800	3,219
City of Los Angeles Wastewater System, RB - Series B, 5.00%, 06/01/30	7,420	8,842
City of New York
5.52%, 10/01/37	7,630	9,455
6.27%, 12/01/37	6,560	8,741
City of North Las Vegas Nevada, Ad Valorem Property Tax, GO, 6.57%, 06/01/40	9,200	10,381
County of Clark Nevada Airport System, RB, 6.82%, 07/01/45	1,600	2,279
Golden State Tobacco Securitization Corp., 5.75%, 06/01/47	6,900	5,859
Illinois Municipal Electric Agency, 6.83%, 02/01/35	1,800	2,168
Irvine Ranch Water District Series B, 6.62%, 05/01/40	16,800	23,755
Kansas Development Finance Authority, 5.00%, 11/15/32	2,800	3,236
Los Angeles Unified School District, 6.76%, 07/01/34	3,100	4,077
Los Angeles Unified School District (insured by Federal Agricultural Mortgage Corp.), 4.50%, 07/01/22	3,600	4,009
Los Angeles Unified School District (insured by National Public Finance Guarantee Corp.), 4.50%, 01/01/28	6,300	6,845
Massachusetts School Building Authority, 5.00%, 08/15/26	3,400	4,226
New Jersey Economic Development Authority (insured by Federal Agricultural Mortgage Corp.) - Series B, 0.00%, 02/15/19 (j)	5,410	4,357
New Jersey State Turnpike Authority, 7.41%, 01/01/40	7,800	11,510
New Jersey Transportation Trust Fund Authority, 5.25%, 06/15/36	4,800	5,585
New York City Municipal Water Finance Authority, 5.00%, 06/15/44	1,000	1,140
New York City Transitional Finance Authority Building Aid, RB (insured by State Aid Withholding) - Series S-1, 5.00%, 07/15/29	3,700	4,434
New York State Dormitory Authority
5.00%, 05/15/24 - 03/15/31	19,700	24,156
5.05%, 09/15/27	4,700	5,532
North Carolina Turnkpike Authority, 6.70%, 01/01/39	2,000	2,331
Pennsylvania Economic Development Financing Authority, 6.53%, 06/15/39	1,900	2,325
Port Authority of New York & New Jersey, GO, 5.65%, 11/01/40	1,100	1,378
San Diego Tobacco Settlement Revenue Funding Corp., RB, 7.13%, 06/01/32	760	619
Santa Barbara Secondary High School District, 1.36%, 08/01/36	10,000	3,177
State of California
7.70%, 11/01/30	100	121

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
7.95%, 03/01/36	600	717
7.55%, 04/01/39	600	814
State of California Various Purpose Bond
7.50%, 04/01/34	600	791
5.65%, 04/01/39	600	615
State of Iowa, 6.75%, 06/01/34	4,100	4,876
State of Texas, 4.75%, 04/01/35	500	536
State of Washington, 5.00%, 07/01/24	8,185	10,242
State of Washington (insured by National Public Finance Guarantee Corp.), 2.93%, 12/01/20	1,400	1,174
State of Wisconsin (insured by Federal Agricultural Mortgage Corp.), 5.05%, 05/01/18	1,500	1,747
Tobacco Settlement Authority of Iowa, 6.50%, 06/01/23	205	201
Tobacco Settlement Authority of West Virgina, 7.47%, 06/01/47	1,670	1,275
University of California, 6.55%, 05/15/48	1,500	1,971
Virginia Commonwealth Transportation Board, 5.00%, 05/15/28	12,300	15,103
Washington State Convention Center Public Facilities District, 6.79%, 07/01/40	5,600	6,906
		228,220
Sovereign - 9.9%
Banco Nacional de Desenvolvimento Economico e Social, 4.13%, 09/15/17 (r), EUR	1,000	1,360
Brazil Notas do Tesouro Nacional, 10.00%, 01/01/14 - 01/01/21, BRL	3,314	1,728
Canada Housing Trust No. 1
3.80%, 06/15/21, CAD	500	577
2.65%, 03/15/22 (r), CAD	200	212
Italy Buoni Ordinari del Tesoro
0.00%, 01/31/13 (j), EUR	8,800	11,259
1.80%, 02/28/13, EUR	7,900	10,094
Italy Buoni Poliennali Del Tesoro
4.25%, 08/01/13 - 08/01/14, EUR	33,700	44,218
2.25%, 11/01/13, EUR	13,000	16,758
3.75%, 12/15/13 - 08/01/15, EUR	28,200	36,964
3.00%, 04/01/14, EUR	700	910
3.50%, 06/01/14, EUR	1,200	1,570
6.00%, 11/15/14, EUR	1,200	1,650
2.50%, 03/01/15, EUR	5,100	6,514
4.50%, 07/15/15, EUR	1,500	2,005
Italy Certificati di Credito del Tesoro, 0.00%, 09/30/13 (j), EUR	9,400	11,855
Mexican Bonos
6.00%, 06/18/15, MXN	24,700	1,982
7.75%, 12/14/17, MXN	37,700	3,296
10.00%, 12/05/24, MXN	3,200	350
Mexican Cetes, 0.30%, 10/18/12, MXN	987,500	76,552
Panama Government International Bond, 7.25%, 03/15/15	400	458
Province of British Columbia, Canada
3.25%, 12/18/21, CAD	200	216
4.30%, 06/18/42, CAD	200	244
Province of Ontario, Canada
1.60%, 09/21/16 (e)	66,200	68,454
4.30%, 03/08/17, CAD	2,600	2,930
4.50%, 12/01/17 - 12/01/18, CAD	1,200	1,382
4.20%, 03/08/18 - 06/02/20, CAD	3,400	3,895
5.50%, 06/02/18, CAD	700	842
3.00%, 07/16/18 (e)	500	547
4.40%, 06/02/19, CAD	2,400	2,774
1.65%, 09/27/19 (e)	3,700	3,711
4.40%, 04/14/20 (e)	8,400	9,966
4.00%, 06/02/21, CAD	10,200	11,558
4.25%, 12/01/21, CAD	12,800	14,635
3.15%, 06/02/22, CAD	39,700	41,984
2.45%, 06/29/22 (e)	8,200	8,323
4.70%, 06/02/37, CAD	6,100	7,571
4.60%, 06/02/39, CAD	1,700	2,103
Province of Quebec, Canada
4.50%, 12/01/16 - 12/01/20, CAD	600	694
3.50%, 12/01/22, CAD	19,700	21,151
Republic of Korea, 4.38%, 08/10/15	7,200	7,799
Russian Foreign Bond, 3.25%, 04/04/17 (r)	2,800	2,946
Spain Government Bond, 3.30%, 10/31/14, EUR	100	128
Spain Letras del Tesoro, 0.00%, 06/21/13 - 09/20/13 (j), EUR	51,500	64,512
Spanish Government Bond, 4.40%, 01/31/15, EUR	3,000	3,921
		512,598
Treasury Inflation Index Securities - 3.3%
Italy Buoni Poliennali Del Tesoro Inflation Indexed Note, 2.10%, 09/15/21 (n), EUR	1,589	1,798
U.S. Treasury Inflation Indexed Note
1.38%, 01/15/20 (n)	7,734	9,254
1.25%, 07/15/20 (n)	17,334	20,723
1.13%, 01/15/21 (n)	7,960	9,423
0.63%, 07/15/21 (n)	3,151	3,607
0.13%, 01/15/22 - 07/15/22 (n)	14,396	15,727
2.38%, 01/15/25 - 01/15/27 (n)	29,486	40,398
2.00%, 01/15/26 (n)	20,085	26,390
1.75%, 01/15/28 (n)	219	283
3.63%, 04/15/28 (n)	2,266	3,598
2.50%, 01/15/29 (n)	9,604	13,737
3.88%, 04/15/29 (n)	1,672	2,776
0.75%, 02/15/42 (n)	20,278	22,032
		169,746
U.S. Treasury Securities - 17.7%
U.S. Treasury Bond, 3.13%, 11/15/41	2,800	2,983
U.S. Treasury Note
0.25%, 08/31/14 - 09/30/14	244,300	244,352
1.25%, 10/31/15	20,900	21,486
0.75%, 06/30/17 (o)	99,200	99,952
0.50%, 07/31/17	85,100	84,681
3.50%, 02/15/18	5,300	6,079
1.50%, 08/31/18 (o)	74,500	77,410
1.13%, 05/31/19	23,500	23,720
1.00%, 06/30/19 - 08/31/19	99,900	99,736
0.88%, 07/31/19	179,000	177,294
1.00%, 09/30/19, TBA (g)	31,300	31,183
1.75%, 05/15/22	46,200	46,850
		915,726

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 48.6%
Federal Home Loan Mortgage Corp. - 4.2%
Federal Home Loan Mortgage Corp.
6.00%, 03/01/16 - 05/01/40	27,833	30,632
1.00%, 03/08/17 - 09/29/17	113,700	115,045
1.25%, 05/12/17 - 08/01/19	4,500	4,575
1.75%, 05/30/19	8,600	8,906
2.38%, 01/13/22	1,200	1,259
5.50%, 05/01/26 - 03/01/40	12,011	13,100
2.48%, 07/01/27 (i)	1	1
4.50%, 09/01/38 - 06/01/41	25,490	27,568
4.50%, 10/15/42, TBA (g)	1,000	1,075
REMIC, 0.37%, 07/15/19 (i)	502	502
REMIC, 4.74%, 08/15/19	1,282	1,283
REMIC, 7.00%, 05/15/23	172	197
REMIC, 0.67%, 11/15/30 (i)	3	3

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
REMIC, 4.50%, 03/15/34	9,082	10,007
REMIC, 0.26%, 12/25/36 (i)	1,253	1,245
REMIC, 3.50%, 01/15/42	3,881	3,873
REMIC, 1.35%, 02/25/45 (i)	75	73
		219,344
Federal National Mortgage Association - 44.0%
Federal National Mortgage Association
4.50%, 03/01/13 - 07/01/42	379,114	411,346
3.50%, 09/01/13 - 11/01/40	7,513	8,004
4.00%, 09/01/13 - 03/01/42	160,771	172,774
6.00%, 05/01/16 - 07/01/40	65,953	72,948
1.25%, 01/30/17	43,700	44,859
1.13%, 04/27/17 (e)	8,800	8,963
0.88%, 08/28/17 - 10/26/17	66,200	66,533
3.89%, 07/01/21	2,800	3,184
3.33%, 11/01/21	99	108
5.50%, 04/01/22 - 04/01/39	66,002	72,605
3.16%, 05/01/22	13,177	14,313
2.59%, 07/01/22	5,585	5,836
2.79%, 07/01/22	4,788	5,068
2.31%, 08/01/22	4,000	4,103
2.50%, 04/01/27 - 08/01/27	26,712	28,109
2.87%, 09/01/27	2,800	2,852
2.50%, 10/15/27 - 11/15/27, TBA (g)	121,000	127,161
3.00%, 10/15/27 - 11/15/42, TBA (g)	199,000	210,487
3.50%, 10/15/27 - 11/15/42, TBA (g)	477,000	509,275
4.00%, 10/15/27 - 11/15/42, TBA (g)	132,000	142,101
4.50%, 10/15/27 - 10/15/42, TBA (g)	102,800	111,248
5.50%, 10/15/27 - 11/15/42, TBA (g)	140,000	153,412
6.50%, 07/01/29 - 02/01/37	63	72
5.00%, 02/01/34 - 06/01/35	66,668	73,010
2.32%, 01/01/35 (i)	1,439	1,519
1.55%, 09/01/40 (i)	9	9
6.00%, 10/15/42, TBA (g)	7,000	7,728
1.35%, 06/01/43 (i)	418	424
REMIC, 6.50%, 12/25/42	62	71
REMIC, 5.00%, 04/25/33	303	335
REMIC, 2.68%, 05/25/35 (i)	100	107
REMIC, 0.67%, 09/25/35 (i)	3,064	3,077
REMIC, 0.53%, 04/25/37 (i)	1,429	1,432
REMIC, 0.28%, 07/25/37 (i)	685	657
REMIC, 0.72%, 06/25/39 (i)	15,134	15,182
REMIC, 0.57%, 03/25/44 (i)	402	389
		2,279,301
Government National Mortgage Association - 0.0%
Government National Mortgage Association
1.75%, 05/20/26 - 05/20/30 (i)	59	61
1.63%, 02/20/27 - 02/20/32 (i)	93	98
2.00%, 04/20/30 (i)	7	7
		166
Small Business Administration Participation Certificates - 0.4%
Small Business Administration Participation Certificates
6.29%, 01/01/21	12	13
5.13%, 09/01/23	34	38
5.52%, 06/01/24	740	831
5.29%, 12/01/27	701	800
5.16%, 02/01/28	7,887	9,008
5.49%, 03/01/28	7,026	8,110
		18,800
Total Government and Agency Obligations (cost $4,258,905)		4,365,251

PREFERRED STOCKS - 0.0%

CONSUMER DISCRETIONARY - 0.0%
General Motors Co. (f)	128	—

Total Preferred Stocks (cost $0)		—

TRUST PREFERREDS - 0.4%

FINANCIALS - 0.4%
DG Funding Trust, 0.79%, (callable at 10,000 beginning 09/30/10) (f) (m) (q)	—	3,115
GMAC Capital Trust I, 8.13%	740	18,581

Total Trust Preferreds (cost $22,927)		21,696

SHORT TERM INVESTMENTS - 19.5%

Certificates of Deposit - 3.2%
Dexia Credit Local
1.70%, 09/06/13	$50,000	50,514
1.65%, 09/12/13	96,800	96,753
Intesa Sanpaolo SpA, 2.38%, 12/21/12	15,200	15,019
Itau Unibanco Holding SA, 1.61%, 11/05/12	2,700	2,697
		164,983
Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	185,808	185,808

Treasury Securities - 12.7%
Japan Treasury Bill
0.00%, 10/09/12, JPY	12,900,000	165,296
0.00%, 10/22/12, JPY	150,000	1,922
0.00%, 10/29/12, JPY	3,470,000	44,461
0.00%, 11/05/12, JPY	9,310,000	119,287
Mexican Cetes
0.34%, 10/04/12, MXN	492,400	38,236
0.34%, 10/11/12, MXN	1,000,000	77,592
0.34%, 11/15/12, MXN	98,757	7,630
0.34%, 11/22/12, MXN	64,320	4,966
0.34%, 11/29/12, MXN	270,000	20,824
0.34%, 12/13/12, MXN	261,740	20,151
0.34%, 12/27/12, MXN	77,530	5,959
U.S. Treasury Bill
0.13%, 11/15/12 (o)	$820	820
0.14%, 11/23/12 (o)	24	24
0.13%, 01/31/13 (o)	17	17
0.15%, 02/07/13 (o)	6,484	6,482
0.13%, 02/14/13 (o)	112	112
0.20%, 03/07/13 (o)	427	427
0.16%, 05/02/13 (o)	250	250
0.17%, 05/30/13 (o)	5,704	5,698
0.20%, 06/27/13 (o)	449	448
0.17%, 07/25/13 (o)	419	418
0.17%, 08/22/13 (o)	6,598	6,589
0.18%, 09/19/13 (o)	132,502	132,301
		659,910
Total Short Term Investments (cost $1,002,785)		1,010,701

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Total Investments - 126.1% (cost $6,324,360)		6,532,575
Total Forward Sales Commitments - (0.6%) (proceeds $31,609)		(31,619)
Other Assets and Liabilities, Net - (25.5%) (o)		(1,321,378)
Total Net Assets - 100.0%		$5,179,578

FORWARD SALES COMMITMENTS - 0.6%

GOVERNMENT AND AGENCY OBLIGATIONS - 0.6%

U.S. Government Agency Mortgage-Backed Securities - 0.6%
Federal National Mortgage Association - 0.6%
Federal National Mortgage Association, 5.00%, 11/15/42	$29,000	$31,619
Total Forward Sales Commitments - 0.6% (proceeds $31,609)		$31,619

JNL/PPM America Floating Rate Income Fund

CORPORATE BONDS AND NOTES - 8.6%

CONSUMER DISCRETIONARY - 2.4%
Beazer Homes USA Inc., 9.13%, 06/15/18	$1,000	$1,010
Cablevision Systems Corp.
8.63%, 09/15/17	1,000	1,162
5.88%, 09/15/22	1,154	1,148
Choice Hotels International Inc., 5.75%, 07/01/22	383	417
Delphi Corp., 6.13%, 05/15/21	1,000	1,108
Ford Motor Co., 7.45%, 07/16/31	1,000	1,244
J.C. Penney Co. Inc., 6.38%, 10/15/36	1,000	816
KB Home, 7.50%, 09/15/22	234	253
Levi Strauss & Co., 7.63%, 05/15/20	1,000	1,080
MGM Resorts International, 6.75%, 10/01/20 (r)	804	804
Party City Holdings Inc., 8.88%, 08/01/20 (r)	102	109
Sally Holdings LLC, 5.75%, 06/01/22	346	368
ServiceMaster Co., 7.00%, 08/15/20 (r)	1,065	1,092
Starz LLC, 5.00%, 09/15/19 (r)	436	446
Univision Communications Inc., 7.88%, 11/01/20 (r)	1,000	1,070
WideOpenWest Finance LLC, 10.25%, 07/15/19 (r)	1,000	1,055
Wolverine World Wide Inc., 6.13%, 10/15/20	132	136
Wynn Las Vegas LLC, 7.75%, 08/15/20	1,000	1,113
		14,431
CONSUMER STAPLES - 0.0%
Post Holdings Inc., 7.38%, 02/15/22 (r)	213	226

ENERGY - 1.5%
Atwood Oceanics Inc., 6.50%, 02/01/20	1,000	1,070
Chesapeake Midstream Partners LP, 6.13%, 07/15/22	946	1,001
Concho Resources Inc., 5.50%, 04/01/23	1,053	1,100
Drill Rigs Holdings Inc., 6.50%, 10/01/17 (r)	178	177
El Paso Corp., 7.80%, 08/01/31	1,000	1,162
MarkWest Energy Partners LP, 5.50%, 02/15/23	429	449
MEG Energy Corp., 6.38%, 01/30/23 (r)	524	559
Peabody Energy Corp., 6.00%, 11/15/18 (r)	714	714
QEP Resources Inc., 5.25%, 05/01/23	632	646
Seadrill Ltd., 5.63%, 09/15/17 (r)	750	756
WPX Energy Inc., 6.00%, 01/15/22	1,000	1,075
		8,709
FINANCIALS - 0.9%
Ford Motor Credit Co. LLC, 5.88%, 08/02/21	1,000	1,131
Genworth Financial Inc., 7.63%, 09/24/21	1,000	1,021
Host Hotels & Resorts LP, 5.25%, 03/15/22 (r)	1,000	1,080
International Lease Finance Corp., 6.25%, 05/15/19	1,000	1,075
UPCB Finance V Ltd., 7.25%, 11/15/21 (r)	1,000	1,087
		5,394
HEALTH CARE - 0.8%
Community Health Systems Inc., 8.00%, 11/15/19	714	784
DaVita Inc., 5.75%, 08/15/22	426	443
Endo Pharmaceuticals Holdings Inc., 7.25%, 01/15/22	1,000	1,080
HCA Inc., 8.50%, 04/15/19	1,000	1,127
Hologic Inc., 6.25%, 08/01/20 (r)	100	106
Valeant Pharmaceuticals International Inc., 6.38%, 10/15/20 (r)	239	244
VPI Escrow Corp., 6.38%, 10/15/20 (r)	637	650
		4,434
INDUSTRIALS - 0.5%
B/E Aerospace Inc., 5.25%, 04/01/22	1,000	1,040
Clean Harbors Inc., 5.25%, 08/01/20 (r)	214	220
DynCorp International Inc., 10.38%, 07/01/17	1,000	863
United Rentals North America Inc., 8.38%, 09/15/20	1,000	1,070
		3,193
INFORMATION TECHNOLOGY - 0.5%
First Data Corp., 7.38%, 06/15/19 (r)	483	498
NCR Corp., 5.00%, 07/15/22 (r)	323	326
SunGard Data Systems Inc., 10.25%, 08/15/15	1,000	1,025
ViaSat Inc., 6.88%, 06/15/20 (r)	1,008	1,044
		2,893
MATERIALS - 0.8%
Ashland Inc., 4.75%, 08/15/22 (r)	432	441
FMG Resources August 2006 Pty Ltd., 6.88%, 04/01/22 (r)	1,000	915
Ineos Finance Plc, 7.50%, 05/01/20 (r)	221	224
Ineos Group Holdings Plc, 8.50%, 02/15/16 (r)	1,000	945
Momentive Performance Materials Inc., 9.00%, 01/15/21	1,000	725
Rock-Tenn Co., 3.50%, 03/01/20 (r)	412	420
Rockwood Specialties Group Inc., 4.63%, 10/15/20	585	594
Steel Dynamics Inc., 6.13%, 08/15/19 (r)	169	176
		4,440
TELECOMMUNICATION SERVICES - 0.5%
Hughes Satellite Systems Corp., 7.63%, 06/15/21	1,000	1,108
Qwest Communications International Inc., 7.13%, 04/01/18	1,000	1,061
Sprint Capital Corp., 6.88%, 11/15/28	1,000	920
		3,089
UTILITIES - 0.7%
AES Corp., 7.38%, 07/01/21	1,000	1,140
Calpine Corp., 7.25%, 10/15/17 (r)	1,000	1,068
NRG Energy Inc., 6.63%, 03/15/23 (r)	805	823

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Puget Energy Inc., 6.00%, 09/01/21	778	870
		3,901
Total Corporate Bonds and Notes (cost $49,072)		50,710

VARIABLE RATE SENIOR LOAN INTERESTS - 90.5% (i)

CONSUMER DISCRETIONARY - 25.4%
Acosta Inc. Term Loan, 4.75%, 02/22/18	2,348	2,355
Advantage Sales & Marketing 1st Lien Term Loan, 5.25%, 12/17/17	1,970	1,975
Affinion Group Replacement Term Loan, 5.00%, 10/10/16	1,970	1,799
Allison Transmission Inc. Term Loan
3.75%, 08/07/17	3,392	3,394
4.25%, 08/08/19	380	381
AMC Entertainment Inc. Term Loan, 3.44%, 12/15/16	966	971
AMC Networks Term Loan B, 4.00%, 12/31/18	2,478	2,478
Ameristar Casinos Term Loan B, 4.00%, 04/14/18	245	246
ARAMARK Corp. Extended Term Loan
3.51%, 01/26/14	123	123
3.49%, 07/26/16	279	278
3.49%, 07/26/16	649	647
3.55%, 07/26/16	1,877	1,871
Aramark Corp. Term Loan, 3.50%, 07/26/16	72	72
Atlantic Broadband Finance LLC 1st Lien Term Loan
4.50%, 04/15/19	1,300	1,310
5.25%, 04/15/19	1,786	1,787
Atlantic Broadband Finance LLC 2nd Lien Term Loan, 9.75%, 10/15/19	1,515	1,580
Autoparts Holdings Ltd. 1st Lien Term Loan
6.50%, 07/29/17	736	730
6.50%, 07/29/17	1,448	1,437
AutoTrader.com Inc. Term Loan B, 4.00%, 12/15/16	479	480
Bass Pro Group LLC Term Loan B
5.25%, 06/13/17	848	857
5.25%, 06/13/17	16	16
5.25%, 06/13/17	477	482
5.25%, 06/15/17	1,490	1,505
BJ’s Wholesale Club Inc. 1st Lien Term Loan, 4.50%, 09/30/19	1,000	1,004
Boyd Gaming Corp. Incremental Term Loan B, 6.00%, 12/17/15	1,463	1,478
Burger King Corp. Term Loan B
4.50%, 10/19/16	1,860	1,861
3.75%, 09/28/19	1,300	1,300
Cedar Fair LP U.S.Term Loan I, 4.00%, 12/15/17	1,917	1,928
Cequel Communications LLC Term Loan, 4.00%, 02/28/19	3,494	3,505
Charter Communications Operating LLC Term Loan, 3.56%, 09/06/16	2,027	2,029
Cinemark USA Inc. Extended Term Loan
3.54%, 04/30/16	110	111
3.54%, 04/30/16	83	83
3.55%, 04/30/16	193	194
3.55%, 04/30/16	193	194
3.70%, 04/30/16	118	118
3.70%, 04/30/16	82	82
3.70%, 04/30/16	63	64
3.83%, 04/30/16	152	153
Clarke American Corp. Term Loan B
5.25%, 06/30/17	219	196
5.25%, 06/30/17	206	184
5.25%, 06/30/17	170	153
5.25%, 06/30/17	575	515
5.25%, 06/30/17	201	180
Cumulus Media Inc. Term Loan
6.75%, 07/31/18	650	653
8.25%, 07/31/18	1,339	1,345
Delphi Automotive LLC Term Loan B, 3.50%, 03/31/17	325	326
DineEquity Inc. Term Loan B-1, 4.25%, 10/19/17	455	458
EMI Music Publishing Ltd. Term Loan
5.50%, 03/15/18	179	181
5.50%, 03/15/18	676	684
Formula One Holdings Term Loan, 5.75%, 04/30/17	2,494	2,516
FoxCo Acquisition LLC Replacement Term Loan B, 5.50%, 07/31/17	3,250	3,269
Freedom Group Inc. Term Loan
5.50%, 04/19/19	2,462	2,478
5.50%, 04/19/19	38	38
FTD Group Inc. Term Loan, 4.75%, 06/10/18	1,857	1,861
GNC Corp. Term Loan B, 4.25%, 03/04/18	1,420	1,419
Goodyear Engineered Products Delayed Draw Term Loan, 2.77%, 07/31/14	123	122
Goodyear Engineered Products Term Loan, 5.50%, 07/31/14	998	995
Goodyear Engineered Products Term Loan B, 2.77%, 07/31/14	1,846	1,821
Gymboree Corp. 1st Lien Term Loan, 5.00%, 02/23/18	3,075	2,994
Hargray 1st Lien Term Loan B
2.56%, 06/29/14	726	711
2.56%, 06/29/14	234	229
2.56%, 06/29/14	40	39
Caesars Entertainment Operating Co. Inc. Extended Term Loan B
4.44%, 01/28/18	918	801
4.44%, 01/28/18	82	71
Hupah Finance Inc. 1st Lien Term Loan, 6.25%, 12/30/19	2,244	2,275
Isle of Capri Casinos Inc. Term Loan B
4.75%, 03/22/17	70	70
4.75%, 03/22/17	1,893	1,906
J. Crew Group Inc. Term Loan
4.75%, 03/07/17	728	725
4.75%, 02/24/18	1,459	1,454
4.75%, 02/24/18	695	693
Kabel Deutschland GmbH Term Loan F, 4.25%, 02/01/19	1,500	1,503
Las Vegas Sands LLC Extended Term Loan B, 3.04%, 11/23/16	1,409	1,402
Las Vegas Sands LLC Delayed Draw Term Loan
2.84%, 11/23/16	335	333
3.04%, 11/23/16	283	282
Las Vegas Sands LLC Extended Term Loan B, 2.84%, 11/23/16	1,665	1,657
LIN Television Corp. Term Loan B, 5.00%, 12/31/18	746	754
Live Nation Entertainment Inc. Term Loan B, 4.50%, 11/05/16	1,970	1,976
Michaels Stores Extended Term Loan B-2
4.81%, 07/31/16	456	459
4.81%, 07/31/16	725	731
4.81%, 07/31/16	784	791
4.81%, 07/31/16	1,035	1,043
4.81%, 07/31/16	—	—
Neiman Marcus Group Senior Term Loan, 4.75%, 05/16/18	3,000	3,014

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
NPC International Inc. Term Loan B
5.25%, 12/28/18	299	301
5.25%, 12/28/18	200	202
OSI Restaurant Partners LLC Pre-Funded RC Term Loan
2.50%, 06/14/13	181	179
2.38%, 06/14/14	19	19
2.56%, 06/14/14	69	68
OSI Restaurant Partners LLC Term Loan B
2.56%, 06/14/14	1,819	1,807
2.63%, 06/14/14	888	882
Party City Holdings Inc. Term Loan
5.75%, 07/19/19	432	437
5.75%, 07/19/19	476	482
5.75%, 07/19/19	432	437
Peninsula Gaming LLC Term Loan B, 4.50%, 08/03/17	1,650	1,674
PETCO Animal Supplies Inc. New Term Loan, 4.50%, 11/25/17	2,764	2,773
Pilot Travel Centers LLC Additional Term Loan B, 4.25%, 08/16/19	2,550	2,566
Pinnacle Entertainment Incremental Term Loan B, 4.00%, 03/08/19	998	999
Regal Cinemas Corp. Term Loan, 3.55%, 08/23/17	931	931
Reynolds Group Holdings Term Loan E
4.25%, 02/09/18	1,087	1,090
6.50%, 02/09/18	971	974
6.50%, 02/09/18	6	6
6.50%, 02/09/18	1	1
6.50%, 02/09/18	2	2
6.50%, 02/09/18	3	3
6.50%, 02/09/18	566	567
Roundy’s Supermarkets Inc. 1st Lien Term Loan, 5.75%, 02/24/19	1,998	1,954
Rovi Corp. Term Loan, 3.99%, 03/29/19	1,995	1,943
Sabre Inc. Extended Term Loan B, 5.98%, 12/29/17	1,493	1,481
Sabre Inc. Term Loan
6.22%, 09/30/17	628	623
6.22%, 09/30/17	354	351
Savers Inc. Term Loan, 6.25%, 07/09/19	825	832
SBA Senior Finance II LLC Term Loan, 3.75%, 06/30/18	992	994
Schaeffler AG Term Loan C-2, 6.00%, 01/27/17	941	950
Scientific Games International Inc. Term Loan
3.30%, 06/30/15	455	453
3.30%, 06/30/15	539	537
Serta Simmons Holdings LLC Term Loan, 5.00%, 10/19/19	2,000	1,990
ServiceMaster Co. Delayed Draw Term Loan, 2.72%, 07/24/14	87	86
ServiceMaster Co. Term Loan
2.72%, 07/24/14	913	910
4.46%, 01/31/17	1,961	1,967
4.46%, 01/31/17	1,000	1,003
Sinclair Television Group Inc. Term Loan B-2
4.00%, 10/29/16	324	324
4.00%, 10/29/16	397	398
Sinclair Television Group Inc. Term Loan B-3
3.99%, 10/29/16	289	289
3.99%, 10/29/16	252	252
3.99%, 10/29/16	232	232
Springs Window Fashions LLC Term Loan B, 6.00%, 05/31/17	2,393	2,371
Station GVR Acquisition LLC Term Loan B, 5.50%, 10/10/19	2,000	2,003
TI Automotive Ltd. Term Loan, 7.75%, 04/01/18	1,496	1,504
Univision Communications First Lien Term Loan, 4.51%, 03/31/17	2,912	2,874
UPC Financing Partnership Term Loan X
3.73%, 12/31/17	1,986	1,978
3.76%, 12/31/17	1,897	1,889
Visant Holding Corp. Term Loan B, 5.25%, 12/22/16	3,261	3,134
Warnaco Inc. Term Loan B, 5.07%, 06/17/18	495	495
WaveDivision Holdings LLC Delayed Draw Term Loan B
2.56%, 06/30/14	786	795
2.60%, 06/30/14	198	201
WaveDivision Holdings LLC Term Loan B, 4.25%, 08/08/19	2,100	2,122
Weather Channel Term Loan, 4.25%, 02/11/17	973	978
Weight Watchers International Inc. Term Loan F, 3.99%, 03/23/19	2,996	2,999
Wendy’s International Inc. Term Loan B, 4.75%, 05/15/19	2,500	2,517
WideOpenWest Finance LLC Term Loan, 6.25%, 07/30/18	2,558	2,577
Windsor Quality Food Co. Ltd. Term Loan B, 5.07%, 02/09/17	668	661
Yankee Candle Co. Inc. Term Loan, 5.25%, 03/30/19	998	1,005
		150,257
CONSUMER STAPLES - 3.1%
Del Monte New Term Loan B, 4.50%, 02/16/18	4,881	4,872
Dole Food Co. Inc. Term Loan B-2, 6.00%, 07/08/18	802	804
Dole Food Co. Inc. Term Loan C-2, 6.00%, 07/08/18	1,435	1,438
Dunkin Brands Inc. Term Loan B-2, 4.25%, 11/23/17	3,445	3,438
Michael Foods Group Inc. Term Loan B, 4.25%, 02/25/18	1,638	1,645
NBTY Inc. Term Loan B-1, 4.25%, 10/01/17	1,983	1,990
Pinnacle Foods Finance LLC Term Loan E
3.50%, 09/01/18	971	971
4.75%, 09/01/18	2,494	2,494
Spectrum Brands Inc. Term Loan
5.00%, 06/17/16	259	260
5.00%, 06/17/16	286	287
		18,199
ENERGY - 2.7%
Chesapeake Energy Corp. Term Loan, 8.50%, 12/02/17	2,400	2,406
Covanta Energy Corp. Term Loan B, 4.00%, 04/04/19	1,496	1,500
Energy Transfer Equity LP Term Loan, 3.75%, 03/21/17	3,000	2,998
EPE Acquisition LLC Term Loan, 5.00%, 05/24/18	500	504
EquiPower Resources Holdings LLC Term Loan, 6.50%, 12/20/18	1,825	1,844
Gibson Energy Corp. Term Loan B, 4.75%, 06/15/18	1,646	1,662
Helix Energy Solutions Group Extended Term Loan
3.69%, 07/01/16	1,094	1,091
3.69%, 07/01/16	513	512
5.75%, 07/01/16	217	216
Oxbow Carbon LLC Term Loan B-1, 3.80%, 05/08/16	864	864

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Samson Investment Co. 2nd Lien Term Loan, 4.75%, 09/25/18	2,650	2,664
		16,261
FINANCIALS - 8.2%
Alixpartners LLP Term Loan B-2, 6.50%, 05/29/19	2,200	2,226
Altegrity Inc. Term Loan, 3.06%, 02/21/15	1,437	1,342
AmWINS Group Inc. Term Loan, 5.75%, 05/29/19	1,100	1,103
Asurion LLC 1st Lien Term Loan
5.50%, 06/01/18	216	217
5.50%, 06/01/18	250	251
Asurion LLC Term Loan
5.50%, 05/24/18	300	302
5.50%, 06/01/18	1,031	1,037
5.50%, 06/01/18	920	925
5.50%, 06/01/18	437	440
Capital Automotive LLC Term Loan B-2
5.00%, 03/15/17	2,277	2,290
5.25%, 03/15/17	873	878
5.25%, 03/15/17	25	25
CB Richard Ellis Services Inc. Term Loan C, 3.47%, 03/04/18	1,109	1,109
CB Richard Ellis Services Inc. Term Loan D, 5.75%, 03/04/18	1,109	1,108
CNO Financial Group, Inc. Term Loan, 6.25%, 09/30/16	1,423	1,420
First American Payment Systems Term Loan
6.75%, 10/28/16	270	269
6.75%, 10/28/16	327	326
6.75%, 10/28/16	226	226
6.75%, 10/28/16	591	590
Goodman Global Inc. Initial Term Loan, 5.75%, 10/28/16	2,799	2,799
HarbourVest Partners LP 1st Lien Term Loan, 6.25%, 12/25/16	754	752
Hub International Holdings Inc. Term Loan B, 6.50%, 06/30/17	1,969	1,965
International Lease Finance Corp. Term Loan
5.00%, 06/30/17	1,000	1,011
5.00%, 06/30/17	1,000	1,011
iPayment Inc. Term Loan B, 5.75%, 05/08/17	705	696
KIK Custom Products Inc. Canadian Term Loan, 2.56%, 05/31/14	144	136
KIK Custom Products Inc. U.S. Term Loan, 2.56%, 05/31/14	840	791
LPL Holdings Inc. Term Loan B, 4.00%, 03/26/19	1,995	2,000
Mondrian Investment Partners Ltd. Term Loan B, 5.50%, 07/12/18	1,218	1,223
Nielsen Finance LLC Term Loan C, 3.76%, 05/02/16	1,470	1,475
Nuveen Investments Inc. Extended Term Loan
5.80%, 05/13/17	368	365
5.80%, 05/13/17	1,632	1,619
5.99%, 05/13/17	544	540
5.99%, 05/13/17	54	53
6.05%, 05/13/17	402	399
Nuveen Investments Inc. Term Loan, 8.25%, 03/01/19	1,000	1,007
Realogy Corp. Extended Term Loan
4.51%, 10/10/16	87	86
4.56%, 10/10/16	615	606
RPI Finance Trust Term Loan 2, 4.00%, 05/09/18	1,228	1,232
Sedgwick CMS Holdings Term Loan B-1, 5.00%, 12/31/16	514	514
Sheridan Investment Partners I LLC. Term Loan B-2, 4.00%, 10/05/19	3,000	3,001
Springleaf Finance Corp. Term Loan
5.50%, 05/06/17	2,000	1,956
5.50%, 05/10/17	2,000	1,956
TransUnion LLC Term Loan, 4.75%, 02/11/18	1,975	1,996
West Corp. Term Loan B-4
4.55%, 07/15/16	258	260
4.56%, 07/15/16	439	443
4.71%, 07/15/16	289	292
West Corp. Term Loan B-5
4.55%, 07/15/16	360	363
4.56%, 07/15/16	225	227
4.71%, 07/15/16	403	406
West Corp. Term Loan B-6
5.75%, 06/30/18	929	941
5.75%, 06/30/18	71	71
		48,276
HEALTH CARE - 15.9%
Alere Inc. Term Loan B, 4.50%, 06/30/17	1,985	1,990
Ardent Medical Services Inc. Term Loan B, 6.50%, 09/15/15	1,963	1,970
Aveta Inc. Term Loan, 6.50%, 04/04/17	859	861
Aveta Inc. Term Loan B, 8.50%, 04/04/17	859	861
Axcan Intermediate Holdings Inc. Term Loan
5.50%, 02/11/17	1,458	1,457
5.50%, 02/11/17	188	188
5.50%, 02/11/17	324	324
5.50%, 02/11/17	249	249
Bausch & Lomb Inc. Term Loan, 5.25%, 05/09/19	1,667	1,684
Carestream Health Inc. Term Loan
5.00%, 02/23/17	1,935	1,916
3.50%, 02/24/17	1,000	990
Catalent Pharma Solutions Inc. Term Loan, 5.25%, 09/15/17	995	1,000
Community Health Systems Delayed Draw Term Loan
3.77%, 01/25/17	2,806	2,816
3.97%, 01/25/17	26	26
4.02%, 01/25/17	97	97
Convatec Inc. Dollar Term Loan
5.75%, 12/22/16	1,936	1,938
5.75%, 12/22/16	1,000	1,001
DaVita Inc. Term Loan B, 4.50%, 10/20/16	1,970	1,976
DaVita Inc. Term Loan B-2, 3.00%, 08/24/19	1,714	1,715
Emdeon Business Services LLC Term Loan
5.00%, 11/17/18	78	79
5.00%, 11/17/18	545	548
5.00%, 11/17/18	1,323	1,329
5.00%, 11/17/18	344	346
5.00%, 11/17/18	54	54
5.00%, 11/17/18	150	151
Emergency Medical Services Corp. Term Loan, 5.25%, 05/05/18	1,385	1,392
Endo Pharmaceutical Holdings Inc. Term Loan B, 4.00%, 06/15/18	286	287
Fenwal Inc. 1st Lien Term Loan B, 2.56%, 02/28/14	2,515	2,505
Fenwal Inc. Delayed Draw Term Loan, 2.56%, 02/28/14	431	430
Gentiva Health Services Inc. Term Loan B-1, 4.75%, 08/17/16	1,707	1,687
Golden Living Communities Term Loan B, 5.00%, 04/28/18	1,977	1,901
Grifols Inc. Term Loan B, 4.50%, 06/01/17	1,990	2,001
HCA Inc. Term Loan B-3, 3.25%, 05/01/18	4,500	4,503

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
HCR ManorCare Inc. Term Loan, 5.00%, 03/18/18	1,975	1,947
Health Management Associates Inc. Term Loan B, 4.50%, 11/18/16	1,990	2,003
Hologic Inc. Term Loan B, 4.50%, 08/30/19	1,500	1,517
Iasis Healthcare Corp. Term Loan B, 5.00%, 05/05/18	1,970	1,972
IMS Health Inc. Dollar Term Loan B
4.50%, 08/26/17	474	476
4.75%, 08/26/17	542	544
4.75%, 08/26/17	142	143
Inventiv Health Inc. Term Loan B, 4.75%, 08/02/16	1,970	1,901
Kindred Healthcare Inc. Term Loan, 5.32%, 03/04/18	1,956	1,929
Kinetic Concepts Inc. Term Loan B, 7.00%, 10/20/18	746	756
Multiplan Inc. Term Loan
4.75%, 08/26/17	1,655	1,659
4.75%, 08/26/17	1,000	1,002
Par Pharmaceuticals Cos. Inc. Term Loan B, 3.75%, 09/17/19	5,000	4,989
PTS Acquisition Corp. Dollar Term Loan, 4.24%, 09/06/16	1,969	1,971
Quintiles Transnational Corp. Term Loan B, 5.00%, 06/08/18	2,475	2,484
Radnet Management Inc. Term Loan B, 5.75%, 04/06/16	1,970	1,960
Royalty Pharma Term Loan, 4.00%, 11/09/18	1,000	1,006
Select Medical Corp. Term Loan B, 5.50%, 06/30/18	2,227	2,227
Sheridan Healthcare Inc. Term Loan, 6.00%, 06/29/18	1,500	1,510
Surgical Care Affiliates LLC Extended Term Loan, 4.25%, 06/30/16	977	974
Surgical Care Affiliates LLC Incremental Term Loan B, 5.50%, 06/30/18	495	493
Team Health Inc. Term Loan B, 5.00%, 06/29/18	1,481	1,452
The TriZetto Group Inc. Term Loan, 4.75%, 05/02/18	2,475	2,462
TriZetto Group Inc. Term Loan, 4.00%, 09/28/19	2,000	1,982
U.S. Renal Care Inc. Term Loan
6.35%, 07/03/19	1,495	1,510
7.13%, 07/03/19	5	5
United Surgical Partners International Inc. 1st Lien Term Loan, 6.00%, 03/30/19	2,494	2,515
Universal Health Services Term Loan B, 4.00%, 11/15/16	889	890
Valeant Pharmaceuticals International Inc. Term Loan, 4.75%, 02/13/19	500	501
Valeant Pharmaceuticals International Inc. Term Loan B, 3.75%, 02/17/19	998	1,000
Valitas Health Services Inc. Term Loan B, 5.75%, 06/03/17	2,475	2,456
Vanguard Health Systems Term Loan B, 5.00%, 01/29/16	1,970	1,978
Warner Chilcott Co. Inc. Additional Term Loan B-1, 4.25%, 03/15/18	485	485
Warner Chilcott Co. LLC Term Loan B-1, 4.25%, 03/15/18	1,276	1,277
Warner Chilcott Co. LLC Term Loan B-2, 4.25%, 03/15/18	638	638
Warner Chilcott Co. LLC Term Loan B-3, 4.25%, 03/15/18	877	878
		93,764
INDUSTRIALS - 10.0%
ACCO Brands Corp. Term Loan B, 4.25%, 03/15/19	2,488	2,500
ADS Waste Holdings Inc. Term Loan, 4.00%, 09/28/19	1,000	1,004
AWAS Aviation Capital Limited Term Loan, 4.50%, 07/01/18	2,000	2,000
BakerCorp Term Loan, 5.00%, 05/25/18	990	990
Bombardier Recreational Products Term Loan B
4.50%, 06/28/16	878	881
4.50%, 06/28/16	1,093	1,097
Brickman Group Holdings Term Loan, 5.50%, 10/14/16	1,915	1,926
Capsugel Holdings US Inc. Term Loan, 4.75%, 08/01/18	1,949	1,955
Colfax Corp. Term Loan B, 4.50%, 09/12/18	1,495	1,501
Ducommun Inc. Term Loan B, 5.50%, 06/24/17	1,485	1,496
Earthbound Holdings III LLC Term Loan, 5.58%, 12/21/16	2,080	2,082
Edwards Ltd. Extended Term Loan, 5.50%, 05/31/16	860	864
Edwards Ltd. Incremental Term Loan, 5.50%, 05/31/16	860	864
EnergySolutions LLC Term Loan B, 6.25%, 08/10/16	1,892	1,822
Generac Power Systems Inc. Term Loan, 6.25%, 05/31/18	2,050	2,059
Genesys Term Loan
6.75%, 01/25/19	750	759
6.75%, 01/25/19	248	250
6.75%, 01/25/19	248	250
6.75%, 01/25/19	750	759
Harbor Freight Tools USA Term Loan, 5.50%, 11/14/17	1,000	1,004
Hertz Corp. Term Loan B, 3.75%, 03/09/18	2,375	2,367
Huntington Ingalls Industries Inc. Term Loan A
2.75%, 03/11/16	334	331
2.75%, 03/11/16	43	43
2.75%, 03/11/16	223	220
3.06%, 03/11/16	—	—
Kar Holdings Inc. Term Loan, 5.00%, 06/15/17	1,975	1,982
Kenan Advantage Group Inc. Term Loan, 4.50%, 06/11/16	688	691
Metaldyne LLC Term Loan, 5.25%, 05/18/18	1,975	2,002
Nortek Inc. Incremental Term Loan, 5.25%, 04/26/17	1,481	1,486
Novelis Inc. Term Loan, 4.00%, 03/10/17	1,975	1,974
On Assignment Inc. Term Loan, 5.00%, 05/01/19	1,435	1,438
Protection One Inc. Replacement Term Loan, 5.75%, 03/16/19	2,494	2,522
RBS Global & Rexnord LLC Term Loan B, 5.00%, 04/01/18	2,488	2,498
Sensata Technologies BV Term Loan B, 4.00%, 05/12/18	1,978	1,985
Sensus Metering Systems Inc. 1st Lien Term Loan, 4.75%, 05/09/17	1,234	1,235
Sequa Corp. Incremental Term Loan, 7.00%, 12/03/14	249	250
Swift Transportation Co. Inc. Term Loan B-2
5.00%, 02/15/17	1,009	1,013
5.00%, 02/15/17	826	829
TransDigm Inc. Term Loan
4.00%, 02/14/17	1,997	2,006
5.25%, 02/14/17	539	541
Transtar Industries Inc. 1st Lien Term Loan, 4.50%, 12/17/16	1,921	1,914

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
TriMas Corp. Term Loan
4.25%, 06/21/17	267	266
4.25%, 06/21/17	216	216
UCI International Inc. Term Loan, 5.50%, 03/23/17	1,970	1,982
Unifrax I LLC Term Loan Dollar Commitment, 7.00%, 11/23/18	498	502
ValleyCrest Companies LLC Term Loan A, 6.50%, 10/04/16	1,476	1,454
WireCo WorldGroup Inc. Term Loan, 6.00%, 02/15/17	1,100	1,117
		58,927
INFORMATION TECHNOLOGY - 9.4%
Aeroflex Inc. Term Loan, 5.25%, 05/06/18	2,690	2,683
Attachmate Corp. 1st Lien Term Loan, 7.25%, 11/15/17	1,600	1,612
AVG Technologies NV Term Loan, 7.50%, 03/15/16	1,184	1,169
Commscope Inc. Term Loan, 4.25%, 01/14/18	2,474	2,480
DG FastChannel Inc. Term Loan B, 5.75%, 07/31/18	3,063	2,966
Epicor Software Corp. Term Loan B, 5.00%, 05/15/18	2,475	2,488
First Data Corp. 1st Lien Term Loan, 5.22%, 09/24/18	1,000	981
First Data Corp. Term Loan
5.24%, 03/24/17	2,129	2,098
4.21%, 03/24/18	1,697	1,611
First Data Corp. Term Loan B-1, 2.99%, 08/17/17	1,000	997
Freescale Semiconductor Inc. Term Loan B, 4.51%, 12/01/16	1,971	1,923
Freescale Semiconductor Inc. Term Loan B-2, 6.00%, 02/27/19	998	998
Genpact International Inc. Term Loan
4.25%, 08/17/19	930	932
4.25%, 08/17/19	1,570	1,574
Go Daddy Group Inc. Term Loan, 7.00%, 10/05/18	993	988
Infor Inc. Term Loan B-2, 4.00%, 04/05/18	1,000	1,003
Information Resources Inc. Term Loan B, 6.00%, 11/16/17	990	989
Kronos Inc. Incremental Term Loan, 6.25%, 12/27/17	995	999
Kronos Incorporated 1st Lien Term Loan, 5.22%, 06/11/17	987	993
Kronos Worldwide Inc. Term Loan B, 5.75%, 06/11/18	2,150	2,169
Lawson Software, Inc. Term Loan B, 6.25%, 04/02/18	1,498	1,504
Microsemi Corp. New Term Loan, 4.00%, 02/17/18	1,920	1,929
Misys Plc Term Loan, 7.25%, 12/01/18	2,150	2,160
MoneyGram International Inc. Term Loan, 4.50%, 05/04/17	2,218	2,212
NeuStar Inc. Term Loan B, 5.00%, 11/21/18	1,985	1,996
NXP Funding LLC Term Loan B, 5.25%, 02/16/19	1,995	2,019
Reynolds & Reynolds Term Loan B, 3.75%, 04/11/18	1,043	1,044
Rovi Corp. Term Loan A, 2.82%, 02/07/16	475	463
Skillsoft Plc Term Loan, 6.00%, 05/23/17	500	504
Skillsoft Plc Term Loan C, 6.50%, 05/19/17	1,241	1,252
SourceHOV Inc. Term Loan B, 6.63%, 04/29/17	1,485	1,466
SS&C Technologies Holdings Inc. Term Loan B-1, 5.00%, 03/14/19	1,462	1,475
SS&C Technologies Holdings Inc. Term Loan B-2, 5.00%, 03/14/19	149	150
SunGard Data Systems Inc. Term Loan, 3.75%, 02/28/17	714	715
SunGard Data Systems Inc. Term Loan B, 3.91%, 02/28/16	1,928	1,928
Verifone Systems Inc. Term Loan B, 4.25%, 12/28/18	988	986
Verint Systems Inc. Term Loan, 4.50%, 04/29/17	2,469	2,473
		55,929
MATERIALS - 8.4%
Ascend Performance Materials LLC Term Loan B, 6.75%, 04/10/18	1,496	1,491
Ashland Inc. Term Loan B, 3.75%, 07/12/18	740	744
AZ Chem U.S. Inc. Term Loan, 7.25%, 12/19/17	864	879
Berry Plastics Corp. Term Loan, 2.31%, 04/03/15	2,297	2,281
BWAY Holding Corp. Replacement Term Loan B
4.50%, 02/23/18	1,460	1,462
4.50%, 02/23/18	88	88
4.50%, 02/23/18	138	138
4.50%, 02/23/18	18	18
Chemtura Corp. Term Loan, 5.50%, 08/25/16	250	252
Consolidated Container Co. LLC Term Loan, 6.25%, 07/03/19	550	556
Fairmount Minerals Ltd. Term Loan B, 5.25%, 03/15/15	3,116	3,110
General Chemical Holding New Term Loan B
5.00%, 10/06/15	1,755	1,751
5.75%, 10/06/15	4	4
Hexion US Term Loan C-1B, 4.06%, 05/05/15	2,044	2,009
Hexion US Term Loan C-2B, 4.06%, 05/05/15	875	860
Houghton International Inc. Term B-1, 6.84%, 01/31/16	1,785	1,796
Huntsman International LLC Term Loan C
2.50%, 06/30/16	12	12
2.53%, 06/30/16	1,947	1,940
Ineos U.S. Finance LLC Term Loan B, 6.50%, 05/04/18	2,993	3,021
JMC Steel Group Inc. Term Loan, 4.75%, 04/01/17	1,634	1,640
Kranson Industries Inc. Term Loan, 5.50%, 04/30/18	2,000	2,007
Momentive Performance Materials USA Inc. Term Loan, 3.75%, 05/05/15	998	963
NewPage Corp. Term Loan, 8.00%, 03/07/13	1,000	1,009
OM Group Inc. Term Loan B, 5.75%, 08/02/17	2,804	2,816
OMNOVA Solutions Inc. Term Loan, 5.75%, 04/25/17	1,965	1,977
PolyOne Corp. Term Loan B
5.00%, 11/15/17	13	13
5.00%, 11/15/17	1,480	1,485
Styron S.A.R.L. LLC Term Loan B, 6.00%, 08/02/17	2,659	2,544
Taminco Global Chemical Corp. Term Loan, 5.25%, 05/31/19	1,596	1,610
Tank Holdings Corp. Term Loan, 0.28%, 07/06/19	1,625	1,622
Tronox Inc. Delayed Draw Term Loan, 5.50%, 02/13/18	536	540
Tronox Inc. Term Loan, 4.25%, 02/08/18	1,964	1,979
Tube City IMS Corp. Term Loan, 5.75%, 03/20/19	1,995	2,017
Univar Inc. Term Loan B, 5.00%, 06/30/17	2,802	2,786

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Walter Energy Inc. Term Loan B
4.00%, 03/04/18	667	663
4.00%, 03/04/18	655	652
4.00%, 03/04/18	454	452
4.00%, 03/04/18	134	133
4.00%, 04/01/18	213	212
		49,532
TELECOMMUNICATION SERVICES - 5.5%
Alaska Communications Inc. Term Loan, 5.50%, 10/21/16	1,970	1,790
Crown Castle International Company Term Loan B, 4.00%, 01/31/19	1,990	1,992
Global Tel*Link Corp. Term Loan, 6.00%, 12/18/17	1,899	1,900
Intelsat Jackson Holdings Term Loan B, 5.25%, 04/02/18	1,970	1,971
IPC Information Systems LLC 1st Lien Term Loan
2.49%, 07/31/17	1,440	1,426
2.49%, 07/31/17	468	464
Level 3 Communications Inc. Term Loan, 5.25%, 08/01/19	500	502
Level 3 Communications Inc. Term Loan B-2, 5.75%, 09/18/18	2,500	2,499
Mediacom Broadband LLC Term Loan G, 4.00%, 01/16/20	3,000	2,970
NTELOS Inc. Term Loan B, 4.00%, 08/07/15	2,722	2,713
Presidio Inc. 1st Lien Term Loan, 5.75%, 03/31/17	1,650	1,634
SBA Senior Finance II LLC Incremental Term Loan, 4.00%, 09/19/19	500	502
SBA Senior Finance II LLC Term Loan, 3.75%, 06/30/18	993	994
Syniverse Holdings Inc. Term Loan, 5.00%, 04/23/19	2,500	2,503
Telesat Canada US Term Loan B, 4.25%, 03/26/19	2,500	2,516
Time Warner Telecom Inc. Term Loan B-2, 3.50%, 12/30/16	987	987
TowerCo Finance LLC Term Loan, 4.50%, 02/02/17	2,241	2,241
Windstream Corp. Term Loan B-3, 4.00%, 08/15/19	2,733	2,741
		32,345
UTILITIES - 1.9%
AES Corp. Term Loan B, 4.25%, 06/08/18	1,965	1,974
Calpine Corp. Term Loan, 4.50%, 03/07/18	983	983
Calpine Corp. Term Loan B-2, 4.50%, 04/01/18	1,492	1,494
GenOn Energy Inc. Term Loan B, 6.00%, 09/20/17	2,975	2,992
NRG Energy Inc. Term Loan B
4.00%, 07/01/18	1,071	1,075
4.00%, 07/01/18	1,409	1,414
SunCoke Energy Inc. Incremental Term Loan B
4.00%, 07/26/18	14	14
4.00%, 07/26/18	220	220
SunCoke Energy Inc. Term Loan B, 4.06%, 07/31/18	1,244	1,244
		11,410
Total Variable Rate Senior Loan Interests (cost $532,906)		534,900

SHORT TERM INVESTMENTS - 7.5%
Investment Company - 7.5%
State Street Institutional Liquid Reserves Fund, 0.10% (h)	44,452	44,452

Total Short Term Investments (cost $44,452)		44,452

Total Investments - 106.6% (cost $626,430)		630,062
Other Assets and Liabilities, Net - (6.6%)		(39,202)
Total Net Assets - 100.0%		$590,860

JNL/PPM America High Yield Bond Fund (t)

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 2.8%
Ahold Lease USA Inc., 7.82%, 01/02/20 (k)	$1,306	$1,489
American Airlines Pass-Through Trust, 10.38%, 07/02/19	1,192	1,291
Banc of America Commercial Mortgage Inc. REMIC, 5.68%, 07/10/46	1,305	1,455
Bear Stearns CMBS REMIC, 5.92%, 06/11/50 (i)	359	394
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.93%, 09/11/38 (i)	1,000	904
5.64%, 12/11/40 (i)	5,797	4,952
Citigroup Commercial Mortgage Trust REMIC, 5.89%, 12/10/49 (i)	1,905	2,075
Continental Airlines Inc. Pass-Through Certificates, 5.50%, 10/29/20	2,182	2,231
Continental Airlines Inc. Pass-Through Trust, 6.25%, 04/11/20	2,121	2,185
Credit Suisse Mortgage Capital Certificates REMIC
5.59%, 02/15/39 (i)	550	567
5.34%, 12/15/39	112	116
6.30%, 09/15/40 (i)	2,000	1,007
CW Capital Cobalt Ltd. REMIC, 5.29%, 08/15/48	4,000	2,317
Delta Air Lines Inc. Pass-Through Trust
6.38%, 01/02/16	1,000	1,031
7.75%, 12/17/19	1,359	1,544
GS Mortgage Securities Corp. II REMIC, 5.66%, 11/10/39	5,000	2,718
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.04%, 10/15/42 (i)	2,717	2,369
6.06%, 04/15/45 (i)	5,000	4,651
5.50%, 06/12/47 (i)	2,000	1,537
5.46%, 01/15/49 (e) (i)	3,000	3,053
6.25%, 02/15/51 (i)	1,011	742
Merrill Lynch/Countrywide Commercial Mortgage Trust REMIC, 6.10%, 06/12/46 (i)	515	564
Wachovia Bank Commercial Mortgage Trust REMIC
6.23%, 06/15/45 (i)	6,331	4,178
6.18%, 05/15/46 (i)	5,000	4,467

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
5.37%, 11/15/48 (i)	5,000	4,050

Total Non-U.S. Government Agency Asset-Backed Securities (cost $49,514)		51,887

CORPORATE BONDS AND NOTES - 87.8%

CONSUMER DISCRETIONARY - 21.8%
Affinion Group Holdings Inc., 11.63%, 11/15/15	5,229	3,556
Allbritton Communications Co., 8.00%, 05/15/18	2,929	3,185
Allison Transmission Inc., 7.13%, 05/15/19 (e) (r)	2,419	2,594
AMC Entertainment Inc., 9.75%, 12/01/20	3,076	3,464
American Axle & Manufacturing Inc., 6.63%, 10/15/22 (e)	5,000	5,062
American Greetings Corp., 7.38%, 12/01/21 (e)	3,934	4,052
Atlantic Broadband Finance LLC 2nd Lien Term Loan, 9.75%, 10/15/19 (i)	3,030	3,160
Aviation Capital Group Corp., 6.75%, 04/06/21 (e) (r)	6,462	6,587
Beazer Homes USA Inc.
6.63%, 04/15/18 (e) (r)	1,716	1,834
9.13%, 06/15/18 (e)	1,000	1,010
9.13%, 05/15/19 (e)	6,909	6,944
Belo Corp., 7.25%, 09/15/27 (e)	3,000	2,940
Boyd Gaming Corp.
9.13%, 12/01/18 (e)	3,183	3,342
9.00%, 07/01/20 (r)	7,273	7,418
Bresnan Broadband Holdings LLC, 8.00%, 12/15/18 (e) (r)	495	541
Cablevision Systems Corp.
8.63%, 09/15/17 (e)	1,000	1,163
8.00%, 04/15/20 (e)	2,313	2,579
5.88%, 09/15/22 (e)	5,654	5,626
Caesars Operating Escrow LLC, 9.00%, 02/15/20 (e) (r)	5,000	5,050
Carmike Cinemas Inc., 7.38%, 05/15/19 (e)	1,238	1,331
CCO Holdings LLC
7.00%, 01/15/19 (e)	3,143	3,402
6.50%, 04/30/21 (e)	5,000	5,350
Choice Hotels International Inc., 5.75%, 07/01/22	3,290	3,586
Codere Finance Luxembourg SA, 9.25%, 02/15/19 (e) (r)	12,282	10,071
Crown Media Holdings Inc., 10.50%, 07/15/19	1,800	2,016
Delphi Corp., 6.13%, 05/15/21 (e)	9,098	10,076
DISH DBS Corp.
4.63%, 07/15/17 (e) (r)	8,000	8,180
5.88%, 07/15/22 (e) (r)	6,909	7,082
Downstream Development Authority of the Quapaw Tribe of Oklahoma, 10.50%, 07/01/19 (r)	5,000	5,387
Easton-Bell Sports Inc., 9.75%, 12/01/16	1,400	1,514
Ford Motor Co., 7.45%, 07/16/31 (e)	14,000	17,412
Graton Economic Development Authority, 9.63%, 09/01/19 (r)	5,306	5,518
Gymboree Corp., 9.13%, 12/01/18 (e)	2,000	1,903
Hanesbrands Inc.
8.00%, 12/15/16 (e)	370	409
6.38%, 12/15/20 (e)	1,100	1,194
Caesars Entertainment Operating Co. Inc.
5.38%, 12/15/13	4,500	4,320
10.75%, 02/01/16	1,000	798
11.25%, 06/01/17	1,291	1,388
10.00%, 12/15/18 (e)	2,000	1,310
Interpublic Group Cos. Inc., 10.00%, 07/15/17	3,793	4,215
Isle of Capri Casinos Inc., 8.88%, 06/15/20 (e) (r)	4,870	5,138
J.C. Penney Co. Inc.
6.88%, 10/15/15 (e)	1,000	1,023
5.65%, 06/01/20 (e)	2,488	2,245
6.38%, 10/15/36 (e)	511	417
Jarden Corp., 6.13%, 11/15/22	857	926
KB Home, 7.50%, 09/15/22 (e)	4,421	4,786
Lear Corp.
7.88%, 03/15/18	2,298	2,528
8.13%, 03/15/20	872	985
Lennar Corp., 4.75%, 12/15/17 (e) (r)	3,000	3,098
Levi Strauss & Co., 7.63%, 05/15/20	1,812	1,957
Limited Brands Inc., 5.63%, 02/15/22 (e)	3,452	3,720
Limited Brands Inc., 6.63%, 04/01/21	5,960	6,765
MCE Finance Ltd., 10.25%, 05/15/18 (e)	3,000	3,398
MDC Partners Inc., 11.00%, 11/01/16	2,279	2,484
MGM Resorts International
6.75%, 04/01/13	2,600	2,655
7.63%, 01/15/17	2,925	3,101
11.38%, 03/01/18	2,000	2,360
8.63%, 02/01/19 (e) (r)	5,000	5,450
9.00%, 03/15/20	329	367
6.75%, 10/01/20 (e) (r)	4,821	4,821
MTR Gaming Group Inc., 11.50%, 08/01/19	6,060	6,378
Nara Cable Funding Ltd., 8.88%, 12/01/18 (r)	7,951	7,255
Neiman-Marcus Group Inc., 10.38%, 10/15/15 (e)	4,205	4,289
Newsday Secured Term Loan
10.50%, 08/01/13 (i)	2,000	2,003
10.50%, 08/01/13 (i)	808	809
Nielsen Finance LLC, 11.50%, 05/01/16	288	322
Ono Finance II Plc, 10.88%, 07/15/19 (e) (r)	5,172	4,396
Palace Entertainment Holdings LLC, 8.88%, 04/15/17 (e) (r)	4,667	4,935
Party City Holdings Inc., 8.88%, 08/01/20 (e) (r)	818	871
Party City Holdings Inc. Term Loan, 5.75%, 07/25/19 (i)	1,950	1,973
Phillips-Van Heusen Corp., 7.38%, 05/15/20 (e)	320	362
QVC Inc., 7.50%, 10/01/19 (e) (r)	2,649	2,931
Regal Entertainment Group, 9.13%, 08/15/18 (e)	3,215	3,593
Royal Caribbean Cruises Ltd., 7.25%, 06/15/16 (e)	3,500	3,911
Sally Holdings LLC, 5.75%, 06/01/22 (e)	1,678	1,787
Scientific Games International Inc., 9.25%, 06/15/19 (e)	2,167	2,405
Seminole Indian Tribe of Florida
7.75%, 10/01/17 (r)	2,583	2,835
6.54%, 10/01/20 (r)	2,000	2,151
ServiceMaster Co.
8.00%, 02/15/20 (e)	4,125	4,372
7.00%, 08/15/20 (e) (r)	5,327	5,460
Seven Seas Cruises S. de R.L. LLC, 9.13%, 05/15/19	3,500	3,640
Shea Homes LP, 8.63%, 05/15/19	2,721	3,034
Sheraton Holding Corp., 7.38%, 11/15/15	1,000	1,163
Shingle Springs Tribal Gaming Authority, 9.38%, 06/15/15 (r)	6,500	5,362
Sinclair Television Group Inc., 6.13%, 10/01/22	4,412	4,418
Sirius XM Radio Inc., 5.25%, 08/15/22 (e) (r)	7,000	6,965
Starz LLC, 5.00%, 09/15/19 (r)	6,545	6,692
Station Casinos Inc.
6.50%, 02/01/14 (c) (d) (f)	1,000	—
6.88%, 03/01/16 (c) (d) (f)	2,175	—
6.63%, 03/15/18 (c) (d) (f)	50	—
Taylor Morrison Communities Inc., 7.75%, 04/15/20 (r)	3,617	3,852
Tenneco Inc.
7.75%, 08/15/18	508	552

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
6.88%, 12/15/20 (e)	2,211	2,421
Tower Automotive Holdings USA LLC, 10.63%, 09/01/17 (e) (r)	3,000	3,233
Toys R Us Inc., 10.38%, 08/15/17 (e) (r)	8,286	8,472
TRW Automotive Inc.
7.00%, 03/15/14 (r)	1,500	1,598
8.88%, 12/01/17 (r)	2,000	2,205
Unitymedia GmbH, 7.50%, 03/15/19 (r)	8,159	8,955
Universal City Development Partners Ltd.
8.88%, 11/15/15	546	575
10.88%, 11/15/16	271	314
Univision Communications Inc.
8.50%, 05/15/21 (e) (r)	3,355	3,405
6.75%, 09/15/22 (r)	4,773	4,773
UPC Holding BV, 9.88%, 04/15/18 (r)	1,573	1,730
Virgin Media Finance Plc
9.50%, 08/15/16	2,000	2,215
8.38%, 10/15/19	2,319	2,638
5.25%, 02/15/22 (e)	1,718	1,804
Virgin Media Inc., 6.50%, 11/15/16	1,000	1,723
Visant Corp., 10.00%, 10/01/17 (e)	4,000	3,960
WideOpenWest Finance LLC
10.25%, 07/15/19 (r)	7,500	7,912
13.38%, 10/15/19 (r)	4,000	4,100
WMG Holdings Corp., 13.75%, 10/01/19	3,000	3,300
Wolverine World Wide Inc., 6.13%, 10/15/20 (r)	6,649	6,848
Wynn Las Vegas LLC, 5.38%, 03/15/22 (e) (r)	6,000	6,090
Yonkers Racing Corp, 11.38%, 07/15/16 (r)	3,635	3,926
		405,706
CONSUMER STAPLES - 3.5%
Altria Group Inc., 10.20%, 02/06/39 (l)	1,000	1,714
Armored Autogroup Inc., 9.25%, 11/01/18	2,000	1,790
Del Monte Corp., 7.63%, 02/15/19 (e)	2,950	3,035
Dole Food Co. Inc., 8.00%, 10/01/16 (r)	345	361
New Albertson’s Inc.
7.75%, 06/15/26	1,000	612
8.00%, 05/01/31 (e)	1,000	590
Pernod-Ricard SA, 5.75%, 04/07/21 (e) (r)	5,368	6,386
Reynolds Group Issuer Inc.
9.00%, 04/15/19 (e)	1,538	1,569
9.88%, 08/15/19 (e)	11,130	11,840
5.75%, 10/15/20 (e) (r)	5,842	5,842
6.88%, 02/15/21 (e)	1,435	1,514
Rite Aid Corp.
9.50%, 06/15/17 (e)	3,000	3,086
10.25%, 10/15/19 (e)	1,000	1,135
8.00%, 08/15/20	2,000	2,270
Rite Aid Corp. Term Loan, 9.25%, 03/15/20 (e) (i)	6,154	6,308
Smithfield Foods Inc., 6.63%, 08/15/22	7,364	7,640
Spectrum Brands Holdings Inc.
9.50%, 06/15/18	2,070	2,334
9.50%, 06/15/18 (r)	1,582	1,784
Spectrum Brands Inc., 6.75%, 03/15/20 (e) (r)	2,239	2,312
Toys R Us Property Co. I LLC, 10.75%, 07/15/17	3,000	3,270
Yankee Acquisition Corp.
8.50%, 02/15/15	77	78
9.75%, 02/15/17 (e)	250	262
		65,732
ENERGY - 14.6%
Alpha Natural Resources Inc., 6.25%, 06/01/21 (e)	11,922	9,925
Arch Coal Inc.
7.25%, 10/01/20 (e)	2,500	2,100
7.25%, 06/15/21 (e)	9,090	7,590
Atwood Oceanics Inc., 6.50%, 02/01/20	2,114	2,262
Bill Barrett Corp.
7.63%, 10/01/19 (e)	1,650	1,749
7.00%, 10/15/22 (e)	3,475	3,571
Boart Longyear Management Pty Ltd., 7.00%, 04/01/21 (r)	2,695	2,766
BreitBurn Energy Partners LP, 7.88%, 04/15/22 (e) (r)	9,125	9,444
Calumet Specialty Products Partners LP
9.38%, 05/01/19	4,766	5,123
9.38%, 05/01/19	3,125	3,359
9.63%, 08/01/20 (r)	1,538	1,657
Chaparral Energy Inc.
9.88%, 10/01/20	3,636	4,109
7.63%, 11/15/22 (r)	3,750	3,937
Chesapeake Energy Corp.
6.88%, 08/15/18	1,824	1,897
6.13%, 02/15/21 (e)	3,000	3,022
Chesapeake Energy Corp. Term Loan, 8.50%, 12/02/17 (i)	4,103	4,113
Chesapeake Midstream Partners LP
5.88%, 04/15/21 (e)	1,320	1,383
6.13%, 07/15/22 (e)	2,780	2,940
Chesapeake Oilfield Operating LLC, 6.63%, 11/15/19 (e) (r)	2,398	2,302
Cimarex Energy Co., 5.88%, 05/01/22	5,377	5,673
Cloud Peak Energy Resources LLC, 8.50%, 12/15/19 (e)	4,990	5,489
Consol Energy Inc.
8.00%, 04/01/17 (e)	718	750
8.25%, 04/01/20	1,191	1,248
6.38%, 03/01/21	667	649
Denbury Resources Inc., 9.75%, 03/01/16	1,251	1,345
El Paso Corp.
7.80%, 08/01/31	2,460	2,858
7.75%, 01/15/32	3,430	3,995
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	7,000	8,304
Enterprise Products Operating LLC
8.38%, 08/01/66 (e) (i)	860	970
7.03%, 01/15/68 (i)	3,700	4,144
Everest Acquisition LLC, 9.38%, 05/01/20 (r)	12,067	13,153
Forest Oil Corp., 7.50%, 09/15/20 (e) (r)	9,500	9,429
Gulfmark Offshore Inc., 6.38%, 03/15/22 (e) (r)	1,652	1,714
Hilcorp Energy Co., 8.00%, 02/15/20 (r)	2,000	2,225
Holly Corp., 9.88%, 06/15/17	1,000	1,096
Hornbeck Offshore Services Inc.
8.00%, 09/01/17	3,000	3,229
5.88%, 04/01/20 (e)	3,871	3,939
Lone Pine Resources Canada Ltd., 10.38%, 02/15/17 (r)	5,244	4,588
Magnum Hunter Resources Corp., 9.75%, 05/15/20 (r)	7,760	7,915
MarkWest Energy Partners LP
8.75%, 04/15/18	1,517	1,619
6.25%, 06/15/22	3,913	4,206
5.50%, 02/15/23	1,143	1,197
MEG Energy Corp., 6.38%, 01/30/23 (r)	4,188	4,471
Newfield Exploration Co., 5.63%, 07/01/24	4,051	4,497
Oasis Petroleum Inc., 6.88%, 01/15/23	9,107	9,676
Peabody Energy Corp.
6.00%, 11/15/18 (e) (r)	2,143	2,143
6.25%, 11/15/21 (e) (r)	3,000	2,985
Penn Virginia Corp., 7.25%, 04/15/19	2,306	2,145
Penn Virginia Resource Partners LP, 8.38%, 06/01/20 (r)	3,721	3,842
Petroleum Geo-Services ASA, 7.38%, 12/15/18 (r)	4,235	4,521

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Petroplus Finance Ltd., 9.38%, 09/15/19 (c) (d) (r)	2,179	305
Precision Drilling Corp., 6.63%, 11/15/20	4,650	4,952
QEP Resources Inc.
6.88%, 03/01/21	1,160	1,311
5.25%, 05/01/23	4,316	4,413
QR Energy LP, 9.25%, 08/01/20 (r)	3,882	3,960
Quicksilver Resources Inc., 11.75%, 01/01/16	1,944	1,963
Range Resources Corp., 5.75%, 06/01/21	5,144	5,530
Samson Investment Co., 9.75%, 02/15/20 (e) (r)	3,556	3,663
SandRidge Energy Inc.
8.00%, 06/01/18 (e) (r)	1,160	1,218
8.75%, 01/15/20 (e)	1,275	1,380
7.50%, 03/15/21 (e)	2,049	2,110
8.13%, 10/15/22 (r)	2,000	2,130
7.50%, 02/15/23 (r)	1,286	1,325
Seadrill Ltd., 5.63%, 09/15/17 (e) (r)	11,257	11,341
Swift Energy Co., 7.88%, 03/01/22 (e)	3,842	4,111
Targa Resources Partners LP
8.25%, 07/01/16 (e)	1,000	1,042
6.88%, 02/01/21 (e)	1,342	1,456
6.38%, 08/01/22 (r)	2,637	2,795
Teekay Corp., 8.50%, 01/15/20	459	482
Tesoro Corp., 9.75%, 06/01/19 (e)	378	438
Texas Competitive Electric Holdings Co. LLC, 10.25%, 11/01/15	2,000	520
Unit Corp., 6.63%, 05/15/21 (e) (r)	4,762	4,917
Valero Energy Corp., 9.38%, 03/15/19	1,767	2,400
Vanguard Natural Resources LLC, 7.88%, 04/01/20	3,667	3,695
WPX Energy Inc., 6.00%, 01/15/22 (e)	6,647	7,146
		271,867
FINANCIALS - 7.9%
Abengoa Finance SAU, 8.88%, 11/01/17 (e) (r)	6,483	5,997
Ally Financial Inc., 4.63%, 06/26/15	10,000	10,255
Bank of America Corp., 8.00%, (callable at 100 beginning 01/30/18) (m)	6,500	7,078
Capital One Capital VI, 8.88%, 05/15/40	3,852	3,917
CKE Holdings Inc., 10.50%, 03/14/16 (r)	3,536	3,819
CNH Capital LLC, 6.25%, 11/01/16 (r)	2,778	3,018
CNO Financial Group Inc., 9.00%, 01/15/18 (r)	1,242	1,450
Ford Motor Credit Co. LLC, 5.00%, 05/15/18	6,098	6,657
General Electric Capital Corp., 6.25%, (callable at 100 beginning 12/15/22), Series B (m)	15,001	15,834
Genworth Financial Inc.
8.63%, 12/15/16 (e)	1,416	1,604
7.63%, 09/24/21 (e)	5,075	5,180
Host Hotels & Resorts LP
5.88%, 06/15/19 (e)	5,000	5,500
6.00%, 10/01/21 (e)	1,316	1,503
International Lease Finance Corp.
8.63%, 09/15/15 (e)	2,988	3,403
5.88%, 04/01/19	6,000	6,362
6.25%, 05/15/19 (e)	2,490	2,677
8.25%, 12/15/20 (e)	3,003	3,574
8.63%, 01/15/22 (e)	3,000	3,622
Liberty Mutual Group Inc.
4.95%, 05/01/22 (e) (r)	4,000	4,184
7.80%, 03/15/37 (e) (i) (r)	2,300	2,495
Marina District Finance Co. Inc., 9.88%, 08/15/18 (e)	8,000	8,020
PNC Preferred Funding Trust III, 8.70%, (callable at 100 beginning 03/15/13) (m) (r)	3,000	3,045
SLM Corp.
6.25%, 01/25/16	3,715	4,031
6.00%, 01/25/17	3,000	3,266
4.63%, 09/25/17	5,000	5,072
7.25%, 01/25/22	3,324	3,723
Springleaf Finance Corp., 6.90%, 12/15/17	5,000	4,250
Springleaf Finance Corp. Term Loan, 5.50%, 05/06/17 (i)	5,969	5,839
UnumProvident Finance Co. Plc, 6.85%, 11/15/15 (r)	1,000	1,113
UPCB Finance V Ltd., 7.25%, 11/15/21 (e) (r)	1,905	2,072
UPCB Finance VI Ltd., 6.88%, 01/15/22 (e) (r)	2,424	2,569
Washington Mutual Bank, 6.88%, 06/15/13 (c) (d) (f)	1,500	3
WaveDivision Escrow LLC, 8.13%, 09/01/20 (r)	3,615	3,714
WEA Finance LLC, 6.75%, 09/02/19 (r)	2,694	3,267
		148,113
HEALTH CARE - 6.9%
American Renal Holdings, 8.38%, 05/15/18 (e)	427	451
Biomet Inc., 6.50%, 08/01/20 (r)	4,511	4,675
CDRT Holding Corp., 9.25%, 10/01/17 (r)	13,637	13,160
Community Health Systems Inc.
8.00%, 11/15/19	7,294	8,005
7.13%, 07/15/20 (e)	3,158	3,369
DJO Finance LLC
7.75%, 04/15/18 (e)	7,921	7,228
9.88%, 04/15/18 (r)	1,600	1,580
Endo Pharmaceuticals Holdings Inc.
7.00%, 12/15/20	2,260	2,435
7.25%, 01/15/22	2,124	2,294
Fresenius Medical Care US Finance Inc.
6.50%, 09/15/18 (e) (r)	2,300	2,593
5.75%, 02/15/21 (e) (r)	3,667	3,924
HCA Inc.
6.25%, 02/15/13	2,234	2,265
5.75%, 03/15/14	3,561	3,739
6.50%, 02/15/16 (e)	4,000	4,400
6.50%, 02/15/20	6,571	7,310
7.50%, 02/15/22 (e)	3,000	3,398
Health Management Associates Inc., 7.38%, 01/15/20 (r)	2,182	2,367
HealthSouth Corp., 5.75%, 11/01/24	5,143	5,233
IASIS Healthcare LLC, 8.38%, 05/15/19	6,800	6,494
Immucor Inc., 11.13%, 08/15/19	2,400	2,712
Mylan Inc., 7.88%, 07/15/20 (r)	2,216	2,487
Omnicare Inc., 7.75%, 06/01/20	2,032	2,235
Phibro Animal Health Corp., 9.25%, 07/01/18 (r)	1,400	1,358
Physio-Control International Inc., 9.88%, 01/15/19 (r)	3,600	3,942
Radnet Management Inc., 10.38%, 04/01/18 (e)	5,000	5,050
Res-Care Inc., 10.75%, 01/15/19	3,555	3,946
Valeant Pharmaceuticals International Inc.
6.88%, 12/01/18 (e) (r)	2,442	2,570
6.38%, 10/15/20 (r)	2,390	2,438
Vanguard Health Holding Co. II LLC
8.00%, 02/01/18 (e)	4,679	4,995
7.75%, 02/01/19 (e) (r)	5,000	5,319
Vanguard Health Systems Inc., 0.00%, 02/01/16 (j)	824	577
VPI Escrow Corp., 6.38%, 10/15/20 (r)	6,372	6,499
		129,048
INDUSTRIALS - 8.3%
ACL I Corp., 10.63%, 02/15/16 (e)	4,963	4,864
ADS Waste Holdings Inc., 8.25%, 10/01/20 (r)	5,263	5,368
Air Canada, 9.25%, 08/01/15 (e) (r)	3,000	3,120
Aircastle Ltd.
9.75%, 08/01/18 (e)	6,000	6,840

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
7.63%, 04/15/20 (e)	4,082	4,521
ARAMARK Corp.
3.94%, 02/01/15 (i)	220	219
8.63%, 05/01/16 (e) (r)	4,967	5,091
ArvinMeritor Inc., 10.63%, 03/15/18 (e)	2,500	2,638
B/E Aerospace Inc., 5.25%, 04/01/22	8,000	8,320
Blue Merger Sub Inc., 8.25%, 06/01/19	3,333	3,375
Bombardier Inc.
7.50%, 03/15/18 (e) (r)	2,730	3,092
7.75%, 03/15/20 (e) (r)	3,000	3,442
5.75%, 03/15/22 (e) (r)	4,000	4,100
Brickman Group Holdings Inc., 9.13%, 11/01/18 (r)	3,600	3,690
Building Materials Corp. of America, 6.75%, 05/01/21 (r)	2,308	2,527
Case New Holland Inc., 7.88%, 12/01/17	3,925	4,602
Clean Harbors Inc., 5.25%, 08/01/20 (r)	1,714	1,765
Columbus McKinnon Corp., 7.88%, 02/01/19	2,000	2,130
Ducommun Inc., 9.75%, 07/15/18	5,081	5,360
Dynacast International LLC, 9.25%, 07/15/19	4,000	4,220
DynCorp International Inc., 10.38%, 07/01/17	6,619	5,709
EnergySolutions Inc., 10.75%, 08/15/18 (e)	6,150	5,612
Florida East Coast Railway Corp.
8.13%, 02/01/17 (e)	2,296	2,417
10.50%, 08/01/17	3,127	2,799
Hertz Corp., 6.75%, 04/15/19 (e)	3,188	3,363
International Wire Group Inc., 9.75%, 04/15/15 (r)	3,000	3,158
Iron Mountain Inc., 7.75%, 10/01/19 (e)	5,000	5,625
Jaguar Holding Co. II, 9.50%, 12/01/19 (e) (r)	2,800	3,143
L-3 Communications Corp., 6.38%, 10/15/15	250	253
Liberty Tire Recycling, 11.00%, 10/01/16 (r)	2,000	1,940
Masco Corp., 5.95%, 03/15/22 (e)	4,706	5,155
Monitronics International Inc., 9.13%, 04/01/20 (e)	4,338	4,512
Owens Corning, 9.00%, 06/15/19	1,383	1,741
Polymer Group Inc., 7.75%, 02/01/19	530	564
Spirit Aerosystems Inc., 7.50%, 10/01/17	485	527
TRAC Intermodal LLC, 11.00%, 08/15/19 (r)	6,000	6,270
TransUnion Holding Co. Inc., 9.63%, 06/15/18 (r)	2,838	3,093
TransUnion LLC, 11.38%, 06/15/18	2,006	2,362
UR Financing Escrow Corp., 7.63%, 04/15/22 (r)	6,372	6,977
Welltec A/S, 8.00%, 02/01/19 (r)	7,429	7,726
Western Express Inc., 12.50%, 04/15/15 (r)	5,000	3,350
		155,580
INFORMATION TECHNOLOGY - 3.1%
Equinix Inc., 7.00%, 07/15/21	5,250	5,880
First Data Corp.
11.25%, 03/31/16 (e)	16,000	15,520
12.63%, 01/15/21	1,813	1,879
Interactive Data Corp., 10.25%, 08/01/18	730	818
Jabil Circuit Inc.
5.63%, 12/15/20	2,430	2,600
4.70%, 09/15/22	5,209	5,183
NCR Corp., 5.00%, 07/15/22 (r)	3,227	3,259
Seagate HDD Cayman
7.75%, 12/15/18 (e)	1,996	2,206
7.00%, 11/01/21	1,388	1,485
Sensata Technologies BV, 6.50%, 05/15/19 (e) (r)	1,879	2,006
ViaSat Inc.
8.88%, 09/15/16	628	673
6.88%, 06/15/20	5,243	5,400
6.88%, 06/15/20 (r)	10,076	10,429
		57,338
MATERIALS - 10.0%
AEP Industries Inc., 8.25%, 04/15/19	1,200	1,272
American Rock Salt Co. LLC, 8.25%, 05/01/18 (e) (r)	2,000	1,815
Aperam, 7.38%, 04/01/16 (r)	3,000	2,565
ARD Finance SA, 11.13%, 06/01/18 (r)	3,000	2,985
Ardagh Packaging Finance Plc
7.38%, 10/15/17 (e) (r)	758	813
9.13%, 10/15/20 (e) (r)	4,176	4,406
9.13%, 10/15/20 (e) (r)	2,000	2,115
Ashland Inc., 4.75%, 08/15/22 (r)	2,939	3,005
Atkore International Inc., 9.88%, 01/01/18	4,000	3,890
Ball Corp.
6.75%, 09/15/20	5,000	5,500
5.75%, 05/15/21	410	442
Building Materials Corp. of America, 7.50%, 03/15/20 (e) (r)	1,172	1,283
BWAY Parent Co. Inc., 10.13%, 11/01/15 (e)	3,522	3,715
Celanese US Holdings LLC, 5.88%, 06/15/21 (e)	1,778	1,991
Cemex Espana Luxembourg, 9.25%, 05/12/20 (e) (r)	3,000	2,993
Cemex Finance LLC, 9.50%, 12/14/16 (e) (r)	6,417	6,626
Cemex SAB de CV, 9.50%, 06/15/18 (e) (r)	1,552	1,579
Consolidated Container Co. LLC, 10.13%, 07/15/20 (e) (r)	4,000	4,260
Crown Americas LLC, 6.25%, 02/01/21 (e)	6,176	6,886
Exopack Holding Corp., 10.00%, 06/01/18 (e)	4,000	3,840
Ferrexpo Finance Plc, 7.88%, 04/07/16 (r)	3,000	2,835
FMG Resources August 2006 Pty Ltd.
6.88%, 02/01/18 (r)	9,497	8,832
8.25%, 11/01/19 (e) (r)	10,859	10,533
Graphic Packaging International Corp., 7.88%, 10/01/18 (e)	475	526
Hanson Ltd., 6.13%, 08/15/16 (e)	1,231	1,330
Hexion Specialty Chemicals Inc., 9.20%, 03/15/21	2,165	1,905
Hexion US Finance Corp., 9.00%, 11/15/20 (e)	1,143	1,020
Huntsman International LLC, 8.63%, 03/15/20	769	869
Ineos Finance Plc, 8.38%, 02/15/19 (e) (r)	1,644	1,730
Ineos Group Holdings Plc, 8.50%, 02/15/16 (e) (r)	11,000	10,395
Lafarge SA, 7.13%, 07/15/36	2,712	2,793
LyondellBasell Industries NV, 6.00%, 11/15/21 (e)	2,364	2,695
Mercer International Inc., 9.50%, 12/01/17	2,000	2,140
Methanex Corp., 5.25%, 03/01/22	4,882	5,216
Mirabela Nickel Ltd., 8.75%, 04/15/18 (e) (r)	2,847	2,135
Momentive Performance Materials Inc., 9.00%, 01/15/21 (e)	8,857	6,421
Novelis Inc., 8.75%, 12/15/20	1,728	1,914
Omnova Solutions Inc., 7.88%, 11/01/18	3,066	3,097
Owens-Illinois Inc., 7.80%, 05/15/18 (e)	2,000	2,305
Plastipak Holdings Inc., 10.63%, 08/15/19 (r)	2,400	2,748
Radnor Holdings Corp., 11.00%, 03/15/10 (c) (d) (f)	100	—
Rock-Tenn Co.
3.50%, 03/01/20 (e) (r)	6,088	6,205
4.00%, 03/01/23 (r)	2,676	2,719
Rockwood Specialties Group Inc., 4.63%, 10/15/20	5,848	5,936
Sappi Papier Holding GmbH
7.75%, 07/15/17 (r)	3,687	3,945
8.38%, 06/15/19 (e) (r)	3,529	3,776
Sealed Air Corp.
8.13%, 09/15/19 (e) (r)	1,190	1,324
8.38%, 09/15/21 (e) (r)	1,017	1,139

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Smurfit Kappa Acquisitions, 4.88%, 09/15/18 (r)	8,797	8,687
Smurfit Kappa Funding Plc, 7.75%, 04/01/15	575	582
Steel Dynamics Inc., 6.13%, 08/15/19 (e) (r)	898	934
Tekni-Plex Inc., 9.75%, 06/01/19 (e) (r)	7,957	8,514
Tronox Finance LLC, 6.38%, 08/15/20 (r)	2,429	2,453
Verso Paper Holdings LLC
11.38%, 08/01/16	450	266
11.75%, 01/15/19 (e) (r)	2,821	2,976
11.75%, 01/15/19 (e) (r)	364	280
8.75%, 02/01/19 (e)	5,583	2,680
		185,836
TELECOMMUNICATION SERVICES - 7.0%
Avaya Inc., 7.00%, 04/01/19 (e) (r)	3,945	3,669
Cincinnati Bell Inc., 8.75%, 03/15/18 (e)	4,403	4,469
Clearwire Communications LLC
14.75%, 12/01/16 (r)	1,000	1,085
12.00%, 12/01/17 (e) (r)	6,167	5,643
Consolidated Communications Finance Co., 10.88%, 06/01/20 (q)	5,538	5,843
Frontier Communications Corp.
8.50%, 04/15/20	6,244	7,056
9.25%, 07/01/21	5,000	5,788
8.75%, 04/15/22 (e)	1,295	1,470
9.00%, 08/15/31	7,429	7,930
Hughes Satellite Systems Corp., 7.63%, 06/15/21 (e)	4,923	5,452
Inmarsat Finance Plc, 7.38%, 12/01/17 (r)	2,539	2,742
Intelsat Luxembourg SA, 11.25%, 02/04/17	16,500	17,449
ITC Deltacom Inc., 10.50%, 04/01/16 (e)	3,000	3,210
Level 3 Communications Inc., 11.88%, 02/01/19	2,000	2,270
Level 3 Financing Inc., 7.00%, 06/01/20 (r)	2,375	2,399
Qwest Communications International Inc.
8.00%, 10/01/15	1,188	1,241
7.13%, 04/01/18	1,844	1,957
Santander Holdings USA Inc., 4.63%, 04/19/16	1,100	1,152
Sprint Capital Corp., 6.88%, 11/15/28	5,141	4,730
Sprint Nextel Corp.
6.00%, 12/01/16	4,000	4,120
8.38%, 08/15/17 (e)	4,500	5,006
7.00%, 03/01/20 (e) (r)	2,553	2,859
11.50%, 11/15/21 (e)	4,000	5,010
Telesat Canada
6.00%, 05/15/17 (e) (r)	11,250	11,700
12.50%, 11/01/17	500	556
West Corp., 7.88%, 01/15/19 (e)	5,488	5,653
Wind Acquisition Finance SA
7.25%, 02/15/18 (e) (r)	5,854	5,561
7.25%, 02/15/18 (e) (r)	3,146	2,973
Windstream Corp., 7.75%, 10/15/20 (e)	2,333	2,502
		131,495
UTILITIES - 4.7%
AES Corp.
9.75%, 04/15/16	1,355	1,619
8.00%, 10/15/17 (e)	2,000	2,310
8.00%, 06/01/20	2,000	2,325
7.38%, 07/01/21 (e)	3,367	3,838
Calpine Corp.
7.88%, 07/31/20 (e) (r)	3,000	3,277
7.88%, 01/15/23 (e) (r)	6,149	6,795
CMS Energy Corp., 6.55%, 07/17/17	1,500	1,753
Duquesne Light Holdings Inc., 5.90%, 12/01/21 (r)	5,555	6,480
Dynegy Holdings Inc., 7.75%, 06/01/19 (c) (d)	3,500	1,977
Dynegy Inc. 1st Lien Term Loan
9.86%, 08/04/16 (i)	2,475	2,592
9.86%, 08/04/16 (i)	1,485	1,551
Edison Mission Energy, 7.00%, 05/15/17	2,900	1,501
Energy Future Holdings Corp.
10.88%, 11/01/17 (e)	688	626
11.25%, 11/01/17	837	782
10.00%, 12/01/20	1,380	1,553
Energy Future Intermediate Holding Co. LLC, 11.75%, 03/01/22 (r)	10,333	10,979
GenOn Energy Inc.
7.88%, 06/15/17	1,500	1,597
9.88%, 10/15/20 (e)	5,956	6,611
GenOn Energy Term Loan B, 6.00%, 09/20/17 (i)	3,134	3,152
Ipalco Enterprises Inc.
7.25%, 04/01/16 (r)	800	890
5.00%, 05/01/18	1,898	1,988
NRG Energy Inc.
7.63%, 01/15/18	7,825	8,471
7.88%, 05/15/21 (e)	835	908
6.63%, 03/15/23 (e) (r)	2,054	2,100
Puget Energy Inc.
6.00%, 09/01/21	4,669	5,222
5.63%, 07/15/22 (r)	5,818	6,167
		87,064
Total Corporate Bonds and Notes (cost $1,572,732)		1,637,779

COMMON STOCKS - 2.1%

CONSUMER DISCRETIONARY - 0.3%
DISH Network Corp. - Class A	150	4,592
Home Interior Gift Inc. (f)	429	—
		4,592
CONSUMER STAPLES - 0.3%
B&G Foods Inc. (e)	200	6,062

ENERGY - 0.6%
BreitBurn Energy Partners LP	160	3,109
Copano Energy LLC	100	3,298
Inergy LP	95	1,808
Linn Energy LLC (e)	80	3,299
		11,514
FINANCIALS - 0.6%
JPMorgan Chase & Co.	135	5,465
Wells Fargo & Co.	175	6,043
		11,508
HEALTH CARE - 0.2%
DaVita Inc. (c)	35	3,626

TELECOMMUNICATION SERVICES - 0.1%
Windstream Corp. (e)	240	2,426

UTILITIES - 0.0%
Suburban Propane Partners LP	10	424

Total Common Stocks (cost $32,396)		40,152

PREFERRED STOCKS - 1.1%

FINANCIALS - 1.1%
Ally Financial Inc., 7.00%, (callable at 1000 beginning 11/09/12) (m) (r)	1	949
Federal Home Loan Mortgage Corp., 8.38%, (callable at 25 beginning 12/31/12), Series Z (c) (d) (m)	50	42
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 05/20/13), Series T (c) (d) (m)	40	45

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Federal National Mortgage Association, 8.25%, (callable at 25 beginning 12/31/15), Series S (c) (d) (m)	19	16
PNC Financial Services Group Inc., 6.13%, (callable at 25 beginning 05/01/22), Series P (m)	310	8,516
U.S. Bancorp, 6.00%, (callable at 25 beginning 04/15/17), Series G (e) (m)	369	10,325
Total Preferred Stocks (cost $20,087)		19,893

TRUST PREFERREDS - 0.2%

FINANCIALS - 0.2%
Citigroup Capital XIII, 7.88%, 10/30/40	95	2,646
Wells Fargo Capital XII, 7.88%, 03/15/68	18	465

Total Trust Preferreds (cost $2,880)		3,111

INVESTMENT COMPANIES - 0.4%
Eaton Vance Senior Floating-Rate Trust	150	2,490
Invesco Van Kampen Senior Income Trust	400	2,004
PIMCO Floating Rate Strategy Fund	267	3,045

Total Investment Companies (cost $5,446)		7,539

OTHER EQUITY INTERESTS - 0.1%
Stone Container Finance Co., 7.38%, 07/15/14 (f) (u)	1,375	—
US Oncology Escrow, 02/16/47 (q) (u)	828	12
Wind Acquisition Finance SA, 11.75%, 07/15/17 (e) (r) (u)	1,113	1,049

Total Other Equity Interests (cost $1,103)		1,061

SHORT TERM INVESTMENTS - 28.3%

Investment Company - 5.8%
JNL Money Market Fund, 0.06% (a) (h)	108,930	108,930

Securities Lending Collateral - 22.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	419,780	419,780

Total Short Term Investments (cost $528,710)		528,710

Total Investments - 122.8% (cost $2,212,868)		2,290,132
Other Assets and Liabilities, Net - (22.8%)		(425,123)
Total Net Assets - 100.0%		$1,865,009

JNL/PPM America Mid Cap Value Fund

COMMON STOCKS - 99.7%

CONSUMER DISCRETIONARY - 12.1%
Bally Technologies Inc. (c)	37	$1,827
Best Buy Co. Inc.	133	2,293
Macy’s Inc.	103	3,879
Meredith Corp. (e)	91	3,175
Newell Rubbermaid Inc.	218	4,165
Royal Caribbean Cruises Ltd. (e)	74	2,226
Viacom Inc. - Class B	40	2,144
		19,709
CONSUMER STAPLES - 2.6%
Ingredion Inc.	76	4,181

ENERGY - 11.2%
Comstock Resources Inc. (c) (e)	90	1,656
Diamond Offshore Drilling Inc. (e)	61	3,981
Helix Energy Solutions Group Inc. (c)	178	3,254
National Oilwell Varco Inc.	21	1,674
Patterson-UTI Energy Inc.	242	3,835
W&T Offshore Inc. (e)	205	3,841
		18,241
FINANCIALS - 17.0%
Allstate Corp.	89	3,510
American Financial Group Inc.	107	4,048
Astoria Financial Corp. (e)	374	3,695
Hartford Financial Services Group Inc.	217	4,222
Janus Capital Group Inc.	458	4,320
Lincoln National Corp.	168	4,054
Reinsurance Group of America Inc.	68	3,941
		27,790
HEALTH CARE - 10.3%
CIGNA Corp.	91	4,292
Hill-Rom Holdings Inc.	114	3,313
LifePoint Hospitals Inc. (c)	79	3,363
Owens & Minor Inc.	56	1,670
Teleflex Inc.	60	4,158
		16,796
INDUSTRIALS - 22.3%
Belden Inc.	56	2,051
Con-Way Inc.	122	3,336
Esterline Technologies Corp. (c)	70	3,924
GATX Corp.	55	2,347
Kennametal Inc.	110	4,071
Lincoln Electric Holdings Inc.	99	3,847
SkyWest Inc.	159	1,637
Spirit Aerosystems Holdings Inc. (c)	186	4,136
Steelcase Inc. - Class A	339	3,343
Terex Corp. (c)	166	3,748
Textron Inc.	152	3,973
		36,413
INFORMATION TECHNOLOGY - 10.5%
Applied Materials Inc.	283	3,161
Avnet Inc. (c)	137	3,971
Fairchild Semiconductor International Inc. (c)	288	3,780
Omnivision Technologies Inc. (c) (e)	161	2,244
Teradyne Inc. (c)	285	4,051
		17,207
MATERIALS - 9.5%
Allegheny Technologies Inc.	54	1,726
Nucor Corp.	41	1,550
Olin Corp.	145	3,144
PPG Industries Inc.	17	1,906
Reliance Steel & Aluminum Co.	77	4,036
Steel Dynamics Inc.	285	3,197
		15,559
UTILITIES - 4.2%
Edison International	76	3,450
PNM Resources Inc.	165	3,459
		6,909
Total Common Stocks (cost $158,492)		162,805

SHORT TERM INVESTMENTS - 5.9%

Investment Company - 0.2%
JNL Money Market Fund, 0.06% (a) (h)	362	362

Securities Lending Collateral - 5.7%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	9,194	9,194

Total Short Term Investments (cost $9,556)		9,556

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Total Investments - 105.6% (cost $168,048)		172,361
Other Assets and Liabilities, Net - (5.6%)		(9,071)
Total Net Assets - 100.0%		$163,290

JNL/PPM America Small Cap Value Fund

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 15.4%
Bally Technologies Inc. (c)	48	$2,371
Bob Evans Farms Inc.	71	2,778
Columbia Sportswear Co. (e)	51	2,727
Jakks Pacific Inc. (e)	188	2,739
Meredith Corp. (e)	78	2,730
Skechers U.S.A. Inc. - Class A (c)	54	1,104
Superior Industries International Inc.	158	2,705
		17,154
CONSUMER STAPLES - 5.0%
Cott Corp. (c)	353	2,790
Ingredion Inc.	51	2,813
		5,603
ENERGY - 10.0%
Comstock Resources Inc. (c) (e)	61	1,117
Helix Energy Solutions Group Inc. (c)	144	2,631
Hercules Offshore Inc. (c)	531	2,591
Patterson-UTI Energy Inc.	133	2,099
W&T Offshore Inc. (e)	140	2,633
		11,071
FINANCIALS - 10.9%
American Financial Group Inc.	60	2,266
Astoria Financial Corp. (e)	246	2,429
Independent Bank Corp. (e)	91	2,738
Janus Capital Group Inc.	313	2,959
Reinsurance Group of America Inc.	29	1,684
		12,076
HEALTH CARE - 10.7%
Greatbatch Inc. (c)	114	2,779
Hill-Rom Holdings Inc.	78	2,270
LifePoint Hospitals Inc. (c)	67	2,845
Owens & Minor Inc.	38	1,132
Teleflex Inc.	41	2,836
		11,862
INDUSTRIALS - 27.7%
Apogee Enterprises Inc.	146	2,870
Belden Inc.	73	2,696
Con-Way Inc.	104	2,838
Esterline Technologies Corp. (c)	49	2,773
GATX Corp.	48	2,024
GenCorp Inc. (c)	285	2,700
Kennametal Inc.	74	2,759
Lincoln Electric Holdings Inc.	28	1,090
SkyWest Inc.	249	2,568
Spirit Aerosystems Holdings Inc. (c)	122	2,719
Steelcase Inc. - Class A	303	2,983
Terex Corp. (c)	120	2,716
		30,736
INFORMATION TECHNOLOGY - 11.9%
Benchmark Electronics Inc. (c)	173	2,646
Fairchild Semiconductor International Inc. (c)	199	2,604
Omnivision Technologies Inc. (c)	182	2,539
SYNNEX Corp. (c)	81	2,642
Teradyne Inc. (c)	194	2,760
		13,191
MATERIALS - 5.9%
Olin Corp.	126	2,742
Reliance Steel & Aluminum Co.	36	1,869
Steel Dynamics Inc.	170	1,912
		6,523
UTILITIES - 2.1%
PNM Resources Inc.	112	2,349

Total Common Stocks (cost $105,139)		110,565

SHORT TERM INVESTMENTS - 8.2%

Investment Company - 0.6%
JNL Money Market Fund, 0.06% (a) (h)	663	663

Securities Lending Collateral - 7.6%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	8,416	8,416

Total Short Term Investments (cost $9,079)		9,079

Total Investments - 107.8% (cost $114,218)		119,644
Other Assets and Liabilities, Net - (7.8%)		(8,613)
Total Net Assets - 100.0%		$111,031

JNL/PPM America Value Equity Fund

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 11.6%
Best Buy Co. Inc.	93	$1,597
Comcast Corp. - Class A	88	3,141
Macy’s Inc.	74	2,769
Newell Rubbermaid Inc.	133	2,529
Royal Caribbean Cruises Ltd. (e)	42	1,281
Viacom Inc. - Class B	57	3,065
		14,382
CONSUMER STAPLES - 5.9%
Altria Group Inc.	75	2,487
Archer-Daniels-Midland Co.	104	2,819
CVS Caremark Corp.	41	1,961
		7,267
ENERGY - 12.6%
Apache Corp.	36	3,104
Chevron Corp.	27	3,194
Diamond Offshore Drilling Inc. (e)	42	2,757
National Oilwell Varco Inc.	24	1,923
Occidental Petroleum Corp.	36	3,107
Patterson-UTI Energy Inc. (e)	100	1,582
		15,667
FINANCIALS - 24.3%
Allstate Corp.	56	2,226
Bank of America Corp.	140	1,236
Goldman Sachs Group Inc.	27	3,024
Hartford Financial Services Group Inc.	162	3,157
JPMorgan Chase & Co.	77	3,105
Lincoln National Corp.	127	3,079
Morgan Stanley	186	3,117
PNC Financial Services Group Inc.	43	2,720
Travelers Cos. Inc.	43	2,922
U.S. Bancorp	74	2,538
Wells Fargo & Co.	90	3,097
		30,221

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
HEALTH CARE - 11.1%
CIGNA Corp.	67	3,137
Johnson & Johnson	18	1,268
Medtronic Inc.	73	3,156
Merck & Co. Inc.	71	3,180
Pfizer Inc.	125	3,116
		13,857
INDUSTRIALS - 9.1%
Caterpillar Inc.	35	2,986
Lockheed Martin Corp.	35	3,250
Spirit Aerosystems Holdings Inc. (c)	70	1,561
Terex Corp. (c)	52	1,167
Textron Inc.	91	2,376
		11,340
INFORMATION TECHNOLOGY - 16.3%
Apple Inc.	5	3,069
Applied Materials Inc.	217	2,417
Avnet Inc. (c)	50	1,440
Hewlett-Packard Co.	181	3,079
Intel Corp.	136	3,073
International Business Machines Corp.	9	1,909
Microsoft Corp.	102	3,038
Texas Instruments Inc.	83	2,298
		20,323
MATERIALS - 4.1%
Allegheny Technologies Inc.	48	1,538
Nucor Corp.	55	2,093
PPG Industries Inc.	13	1,493
		5,124
TELECOMMUNICATION SERVICES - 3.0%
AT&T Inc.	67	2,511
Verizon Communications Inc.	28	1,258
		3,769
UTILITIES - 1.6%
Edison International	42	1,937

Total Common Stocks (cost $112,588)		123,887

SHORT TERM INVESTMENTS - 4.2%

Securities Lending Collateral - 4.2%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	5,221	5,221

Total Short Term Investments (cost $5,221)		5,221

Total Investments - 103.8% (cost $117,809)		129,108
Other Assets and Liabilities, Net - (3.8%)		(4,685)
Total Net Assets - 100.0%		$124,423

JNL/Red Rocks Listed Private Equity Fund

COMMON STOCKS - 97.6%

DIVERSIFIED - 11.8%
Holding Companies - Diversified - 11.8%
Ackermans & van Haaren NV (e)	275	$22,181
Remgro Ltd.	529	9,246
Schouw & Co.	774	17,341
Wendel Investissement	334	28,200
		76,968
FINANCIALS - 81.2%
Closed - End Funds - 38.8%
AP Alternative Assets LP	1,944	24,782
Candover Investments Plc (c)	735	3,990
Castle Private Equity Ltd. (c)	921	12,334
Conversus Capital LP	1,727	36,465
Electra Private Equity Plc (c)	1,061	30,359
Graphite Enterprise Trust Plc	3,564	22,564
HarbourVest Global Private Equity Ltd. (c)	2,304	17,166
HBM BioVentures AG - Class A (c) (e)	223	11,936
HgCapital Trust Plc	821	13,283
Pantheon International LLC (c)	1,028	12,771
Pantheon International LLC, Redeembable Shares (c)	515	6,276
Princess Private Equity Holding Ltd.	2,509	21,438
Standard Life European Private Equity Trust Plc	3,797	9,956
SVG Capital Plc (c)	7,260	31,118
		254,438
Diversified Financial Services - 15.9%
Blackstone Group LP	1,940	27,703
Intermediate Capital Group Plc	4,253	20,534
KKR & Co. LP	1,889	28,543
Onex Corp.	704	27,761
		104,541
Investment Companies - 4.8%
Hosken Consolidated Investments Ltd.	899	9,440
Investor AB	428	9,432
Ratos AB	1,415	12,487
		31,359
Real Estate - 2.5%
Brookfield Asset Management Inc. - Class A	487	16,817

Venture Capital - 19.2%
3i Group Plc	3,362	12,116
Altamir Amboise	1,423	12,156
Apollo Global Management LLC - Class A	1,578	23,131
Aurelius AG	283	12,159
Bure Equity AB	1,781	6,420
Carlyle Group LP	183	4,791
Deutsche Beteiligungs AG	410	10,188
Eurazeo	542	24,821
Gimv NV	339	16,102
IP Group Plc (c)	1,980	3,875
		125,759
INDUSTRIALS - 0.9%
Fosun International Ltd.	12,050	5,758

TELECOMMUNICATION SERVICES - 3.7%
ICG Group Inc. (c)	1,290	13,106
Safeguard Scientifics Inc. (c)	723	11,344
		24,450
Total Common Stocks (cost $591,335)		640,090

RIGHTS - 0.0%
HgCapital Trust Plc (c)	160	118

Total Rights (cost $285)		118

SHORT TERM INVESTMENTS - 1.0%

Investment Company - 0.9%
JNL Money Market Fund, 0.06% (a) (h)	5,905	5,905

Securities Lending Collateral - 0.1%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	425	425

Total Short Term Investments (cost $6,330)		6,330

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Total Investments - 98.6% (cost $597,950)		646,538
Other Assets and Liabilities, Net - 1.4%		9,467
Total Net Assets - 100.0%		$656,005

JNL/S&P Competitive Advantage Fund

COMMON STOCKS - 99.8%

CONSUMER DISCRETIONARY - 33.4%
Apollo Group Inc. - Class A (c)	462	$13,418
Bed Bath & Beyond Inc. (c)	375	23,629
Big Lots Inc. (c)	568	16,795
Family Dollar Stores Inc.	384	25,434
Gap Inc.	1,203	43,055
H&R Block Inc.	1,411	24,449
Ross Stores Inc.	488	31,550
Starbucks Corp.	520	26,374
TJX Cos. Inc.	723	32,399
Urban Outfitters Inc. (c)	822	30,891
		267,994
CONSUMER STAPLES - 6.0%
Campbell Soup Co. (e)	696	24,252
Estee Lauder Cos. Inc. - Class A	392	24,138
		48,390
ENERGY - 3.2%
Exxon Mobil Corp.	284	25,964

HEALTH CARE - 7.4%
Gilead Sciences Inc. (c)	571	37,853
Varian Medical Systems Inc. (c)	358	21,567
		59,420
INDUSTRIALS - 20.2%
Boeing Co.	318	22,115
CH Robinson Worldwide Inc.	333	19,519
Fastenal Co.	542	23,322
Lockheed Martin Corp.	287	26,783
Rockwell Collins Inc.	407	21,824
United Parcel Service Inc. - Class B	317	22,685
WW Grainger Inc.	122	25,338
		161,586
INFORMATION TECHNOLOGY - 20.4%
Apple Inc.	58	38,940
Intel Corp.	905	20,523
Intuit Inc.	428	25,207
MasterCard Inc. - Class A	59	26,713
Microsoft Corp.	892	26,551
Paychex Inc.	773	25,724
		163,658
MATERIALS - 9.2%
CF Industries Holdings Inc.	154	34,237
Sherwin-Williams Co.	263	39,198
		73,435
Total Common Stocks (cost $671,325)		800,447

SHORT TERM INVESTMENTS - 3.2%

Investment Company - 0.7%
JNL Money Market Fund, 0.06% (a) (h)	5,301	5,301

Securities Lending Collateral - 2.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	20,527	20,527

Total Short Term Investments (cost $25,828)		25,828

Total Investments - 103.0% (cost $697,153)		826,275
Other Assets and Liabilities, Net - (3.0%)		(23,934)
Total Net Assets - 100.0%		$802,341

JNL/S&P Dividend Income & Growth Fund

COMMON STOCKS - 99.5%

CONSUMER DISCRETIONARY - 11.2%
Hasbro Inc. (e)	1,072	$40,919
Home Depot Inc.	964	58,196
Mattel Inc.	1,314	46,626
		145,741
CONSUMER STAPLES - 9.4%
Avon Products Inc.	2,256	35,989
Kimberly-Clark Corp.	530	45,426
Sysco Corp.	1,321	41,303
		122,718
ENERGY - 9.2%
Chevron Corp.	371	43,222
Exxon Mobil Corp.	473	43,278
Occidental Petroleum Corp.	390	33,576
		120,076
FINANCIALS - 10.7%
BlackRock Inc.	227	40,418
Kimco Realty Corp.	2,433	49,321
M&T Bank Corp. (e)	520	49,509
		139,248
HEALTH CARE - 9.8%
Abbott Laboratories	692	47,477
Bristol-Myers Squibb Co.	1,154	38,932
Johnson & Johnson	589	40,574
		126,983
INDUSTRIALS - 9.3%
Lockheed Martin Corp.	478	44,645
Pitney Bowes Inc. (e)	2,048	28,307
Raytheon Co.	838	47,877
		120,829
INFORMATION TECHNOLOGY - 9.9%
Computer Sciences Corp.	1,535	49,428
Intel Corp.	1,523	34,551
Microsoft Corp.	1,494	44,477
		128,456
MATERIALS - 9.9%
Air Products & Chemicals Inc.	457	37,796
E.I. du Pont de Nemours & Co.	802	40,340
PPG Industries Inc.	438	50,330
		128,466
TELECOMMUNICATION SERVICES - 10.5%
AT&T Inc.	1,315	49,586
CenturyLink Inc.	1,023	41,309
Verizon Communications Inc.	1,000	45,554
		136,449
UTILITIES - 9.6%
DTE Energy Co.	721	43,214
SCANA Corp. (e)	874	42,173
Southern Co.	857	39,508
		124,895
Total Common Stocks (cost $1,141,753)		1,293,861

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
SHORT TERM INVESTMENTS - 4.4%

Investment Company - 0.8%
JNL Money Market Fund, 0.06% (a) (h)	9,941	9,941

Securities Lending Collateral - 3.6%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	46,946	46,946

Total Short Term Investments (cost $56,887)		56,887

Total Investments - 103.9% (cost $1,198,640)		1,350,748
Other Assets and Liabilities, Net - (3.9%)		(51,198)
Total Net Assets - 100.0%		$1,299,550

JNL/S&P Intrinsic Value Fund

COMMON STOCKS - 99.6%

CONSUMER DISCRETIONARY - 16.7%
Best Buy Co. Inc.	772	$13,265
Comcast Corp. - Class A	917	32,805
GameStop Corp. - Class A (e)	890	18,688
Gannett Co. Inc.	1,838	32,622
Staples Inc. (e)	1,453	16,743
		114,123
CONSUMER STAPLES - 2.4%
Safeway Inc. (e)	1,038	16,699

ENERGY - 12.8%
Marathon Oil Corp.	749	22,143
Tesoro Corp.	854	35,766
Valero Energy Corp.	936	29,666
		87,575
HEALTH CARE - 33.6%
Aetna Inc.	476	18,865
CIGNA Corp.	459	21,663
Coventry Health Care Inc.	636	26,512
DaVita Inc. (c)	263	27,210
Gilead Sciences Inc. (c)	522	34,597
Humana Inc.	222	15,584
McKesson Corp.	245	21,081
Pfizer Inc.	1,035	25,731
UnitedHealth Group Inc.	413	22,875
WellPoint Inc.	283	16,425
		230,543
INDUSTRIALS - 10.1%
Engility Holdings Inc.	63	1,168
General Electric Co.	1,302	29,571
L-3 Communications Holdings Inc.	314	22,552
Pitney Bowes Inc. (e)	1,130	15,610
		68,901
INFORMATION TECHNOLOGY - 20.1%
CA Inc.	978	25,199
Dell Inc.	1,322	13,036
Hewlett-Packard Co.	741	12,639
KLA-Tencor Corp.	440	20,986
Microsoft Corp.	820	24,430
Symantec Corp. (c)	1,278	23,002
Xerox Corp.	2,538	18,631
		137,923
MATERIALS - 3.9%
International Paper Co.	745	27,068

Total Common Stocks (cost $625,300)		682,832

SHORT TERM INVESTMENTS - 8.4%

Investment Company - 0.2%
JNL Money Market Fund, 0.06% (a) (h)	1,167	1,167

Securities Lending Collateral - 8.2%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	56,315	56,315

Total Short Term Investments (cost $57,482)		57,482

Total Investments - 108.0% (cost $682,782)		740,314
Other Assets and Liabilities, Net - (8.0%)		(55,083)
Total Net Assets - 100.0%		$685,231

JNL/S&P Total Yield Fund

COMMON STOCKS - 99.3%

CONSUMER DISCRETIONARY - 20.5%
D.R. Horton Inc.	1,185	$24,454
GameStop Corp. - Class A (e)	606	12,719
Gannett Co. Inc.	1,255	22,284
Kohl’s Corp.	281	14,384
Marriott International Inc.	462	18,080
Staples Inc. (e)	988	11,384
		103,305
CONSUMER STAPLES - 9.4%
Beam Inc.	271	15,571
Clorox Co.	217	15,602
Safeway Inc. (e)	705	11,346
SUPERVALU Inc. (e)	1,918	4,622
		47,141
ENERGY - 8.7%
ConocoPhillips	197	11,277
Devon Energy Corp.	217	13,149
Marathon Oil Corp.	510	15,088
Phillips 66	97	4,517
		44,031
FINANCIALS - 30.2%
American Express Co.	294	16,721
Capital One Financial Corp.	316	18,015
Citigroup Inc.	524	17,144
JPMorgan Chase & Co.	464	18,792
Legg Mason Inc.	541	13,342
Northern Trust Corp.	379	17,582
Progressive Corp.	756	15,681
Torchmark Corp.	330	16,952
Travelers Cos. Inc.	257	17,510
		151,739
HEALTH CARE - 4.4%
PerkinElmer Inc.	746	21,985

INDUSTRIALS - 14.2%
Engility Holdings Inc.	35	651
General Electric Co.	889	20,182
L-3 Communications Holdings Inc.	214	15,366
Northrop Grumman Systems Corp.	245	16,285
Textron Inc.	729	19,083
		71,567
INFORMATION TECHNOLOGY - 6.2%
Computer Sciences Corp.	572	18,424

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Xerox Corp.	1,727	12,680
		31,104
TELECOMMUNICATION SERVICES - 5.7%
Sprint Nextel Corp. (c)	5,235	28,895

Total Common Stocks (cost $455,770)		499,767

SHORT TERM INVESTMENTS - 7.9%

Investment Company - 0.5%
JNL Money Market Fund, 0.06% (a) (h)	2,613	2,613

Securities Lending Collateral - 7.4%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	37,136	37,136

Total Short Term Investments (cost $39,749)		39,749

Total Investments - 107.2% (cost $495,519)		539,516
Other Assets and Liabilities, Net - (7.2%)		(36,444)
Total Net Assets - 100.0%		$503,072

JNL/S&P 4 Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/S&P Competitive Advantage Fund (40.6%) (a)	25,499	$325,874
JNL/S&P Dividend Income & Growth Fund (24.5%) (a)	26,045	318,012
JNL/S&P Intrinsic Value Fund (44.2%) (a)	27,345	303,263
JNL/S&P Total Yield Fund (63.4%) (a)	31,339	319,030

Total Investment Companies (cost $1,000,698)		1,266,179

Total Investments - 100.0% (cost $1,000,698)		1,266,179
Other Assets and Liabilities, Net - (0.0%)		(78)
Total Net Assets - 100.0%		$1,266,101

JNL/S&P Managed Conservative Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/DFA U.S. Core Equity Fund (11.9%) (a)	4,124	$33,981
JNL/Eagle SmallCap Equity Fund (0.5%) (a)	240	5,434
JNL/Franklin Templeton Global Multisector Bond Fund (8.7%) (a)	4,619	52,469
JNL/Franklin Templeton Small Cap Value Fund (0.9%) (a)	469	5,448
JNL/Goldman Sachs Core Plus Bond Fund (10.5%) (a)	9,258	120,539
JNL/Goldman Sachs Emerging Markets Debt Fund (4.4%) (a)	2,843	39,238
JNL/Goldman Sachs Mid Cap Value Fund (3.6%) (a)	3,060	33,299
JNL/Invesco Global Real Estate Fund (0.5%) (a)	578	5,406
JNL/Invesco International Growth Fund (3.6%) (a)	2,607	27,761
JNL/Invesco Large Cap Growth Fund (2.8%) (a)	2,471	33,106
JNL/JPMorgan International Value Fund (4.0%) (a)	3,634	24,784
JNL/JPMorgan U.S. Government & Quality Bond Fund (13.0%) (a)	14,498	208,479
JNL/Lazard Emerging Markets Fund (0.4%) (a)	495	5,621
JNL/Oppenheimer Global Growth Fund (1.7%) (a)	1,030	11,060
JNL/PIMCO Real Return Fund (6.8%) (a)	16,360	226,102
JNL/PIMCO Total Return Bond Fund (3.5%) (a)	13,333	179,595
JNL/PPM America Floating Rate Income Fund (17.4%) (a)	9,595	102,572
JNL/PPM America Total Return Fund (21.1%) (a)	7,333	85,574
JNL/T. Rowe Price Established Growth Fund (1.4%) (a)	1,470	37,029
JNL/T. Rowe Price Short-Term Bond Fund (19.2%) (a)	30,817	312,484
JNL/T. Rowe Price Value Fund (3.9%) (a)	5,345	64,990
JNL/WMC Value Fund (4.0%) (a)	3,020	58,408
Total Investment Companies (cost $1,552,267)		1,673,379

Total Investments - 100.0% (cost $1,552,267)		1,673,379
Other Assets and Liabilities, Net - (0.0%)		(230)
Total Net Assets - 100.0%		$1,673,149

JNL/S&P Managed Moderate Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/Eagle SmallCap Equity Fund (1.1%) (a)	548	$12,372
JNL/Franklin Templeton Global Multisector Bond Fund (14.2%) (a)	7,538	85,629
JNL/Franklin Templeton International Small Cap Growth Fund (0.2%) (a)	68	546
JNL/Franklin Templeton Small Cap Value Fund (2.9%) (a)	1,484	17,247
JNL/Goldman Sachs Core Plus Bond Fund (10.9%) (a)	9,592	124,890
JNL/Goldman Sachs Emerging Markets Debt Fund (7.6%) (a)	4,895	67,557
JNL/Goldman Sachs Mid Cap Value Fund (10.8%) (a)	9,221	100,326
JNL/Invesco Global Real Estate Fund (2.3%) (a)	2,579	24,115
JNL/Invesco International Growth Fund (6.1%) (a)	4,406	46,922
JNL/Invesco Large Cap Growth Fund (10.5%) (a)	9,134	122,395
JNL/Invesco Small Cap Growth Fund (1.7%) (a)	345	4,945
JNL/JPMorgan International Value Fund (6.5%) (a)	5,958	40,631
JNL/JPMorgan MidCap Growth Fund (8.5%) (a)	2,463	53,391
JNL/JPMorgan U.S. Government & Quality Bond Fund (14.7%) (a)	16,382	235,579
JNL/Lazard Emerging Markets Fund (3.5%) (a)	3,975	45,115
JNL/M&G Global Basics Fund (11.8%) (a)	2,535	35,488
JNL/Oppenheimer Global Growth Fund (7.3%) (a)	4,417	47,434
JNL/PIMCO Real Return Fund (8.6%) (a)	20,861	288,303
JNL/PIMCO Total Return Bond Fund (5.3%) (a)	20,449	275,446
JNL/PPM America Floating Rate Income Fund (19.9%) (a)	10,994	117,527
JNL/PPM America High Yield Bond Fund (1.5%) (a)	3,834	28,068
JNL/PPM America Total Return Fund (24.0%) (a)	8,322	97,112
JNL/T. Rowe Price Established Growth Fund (7.4%) (a)	7,592	191,234

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/T. Rowe Price Short-Term Bond Fund (25.2%) (a)	40,484	410,510
JNL/T. Rowe Price Value Fund (11.2%) (a)	15,181	184,606
JNL/WMC Value Fund (11.9%) (a)	9,034	174,719

Total Investment Companies (cost $2,602,292)		2,832,107

Total Investments - 100.0% (cost $2,602,292)		2,832,107
Other Assets and Liabilities, Net - (0.0%)		(373)
Total Net Assets - 100.0%		$2,831,734

JNL/S&P Managed Moderate Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (4.0%) (a)	5,160	$54,390
JNL/Eagle SmallCap Equity Fund (6.3%) (a)	3,093	69,863
JNL/Franklin Templeton Global Multisector Bond Fund (21.3%) (a)	11,286	128,211
JNL/Franklin Templeton International Small Cap Growth Fund (4.9%) (a)	1,581	12,662
JNL/Franklin Templeton Small Cap Value Fund (19.4%) (a)	10,025	116,490
JNL/Goldman Sachs Core Plus Bond Fund (13.9%) (a)	12,241	159,373
JNL/Goldman Sachs Emerging Markets Debt Fund (19.0%) (a)	12,299	169,721
JNL/Goldman Sachs Mid Cap Value Fund (23.6%) (a)	20,218	219,968
JNL/Invesco Global Real Estate Fund (5.1%) (a)	5,661	52,926
JNL/Invesco International Growth Fund (19.0%) (a)	13,669	145,571
JNL/Invesco Large Cap Growth Fund (23.5%) (a)	20,374	273,012
JNL/Invesco Small Cap Growth Fund (11.4%) (a)	2,300	32,965
JNL/JPMorgan International Value Fund (20.0%) (a)	18,162	123,863
JNL/JPMorgan MidCap Growth Fund (19.5%) (a)	5,666	122,845
JNL/JPMorgan U.S. Government & Quality Bond Fund (15.1%) (a)	16,832	242,047
JNL/Lazard Emerging Markets Fund (11.1%) (a)	12,768	144,915
JNL/M&G Global Basics Fund (14.9%) (a)	3,204	44,856
JNL/Oppenheimer Global Growth Fund (11.7%) (a)	7,097	76,225
JNL/PIMCO Real Return Fund (8.9%) (a)	21,406	295,837
JNL/PIMCO Total Return Bond Fund (6.6%) (a)	25,362	341,632
JNL/PPM America Floating Rate Income Fund (17.0%) (a)	9,395	100,430
JNL/PPM America High Yield Bond Fund (5.4%) (a)	13,670	100,068
JNL/PPM America Mid Cap Value Fund (8.9%) (a)	1,342	14,518
JNL/PPM America Total Return Fund (22.9%) (a)	7,957	92,857
JNL/T. Rowe Price Established Growth Fund (15.9%) (a)	16,372	412,424
JNL/T. Rowe Price Short-Term Bond Fund (17.3%) (a)	27,835	282,248
JNL/T. Rowe Price Value Fund (23.9%) (a)	32,308	392,870
JNL/WMC Value Fund (25.5%) (a)	19,398	375,154

Total Investment Companies (cost $4,185,379)		4,597,941

Total Investments - 100.0% (cost $4,185,379)		4,597,941
Other Assets and Liabilities, Net - (0.0%)		(607)
Total Net Assets - 100.0%		$4,597,334

JNL/S&P Managed Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (5.9%) (a)	7,514	$79,194
JNL/DFA U.S. Core Equity Fund (21.2%) (a)	7,358	60,629
JNL/Eagle SmallCap Equity Fund (13.3%) (a)	6,500	146,836
JNL/Franklin Templeton Global Multisector Bond Fund (5.7%) (a)	3,000	34,080
JNL/Franklin Templeton International Small Cap Growth Fund (6.2%) (a)	2,008	16,085
JNL/Franklin Templeton Small Cap Value Fund (16.0%) (a)	8,289	96,320
JNL/Goldman Sachs Emerging Markets Debt Fund (10.5%) (a)	6,816	94,056
JNL/Goldman Sachs Mid Cap Value Fund (14.7%) (a)	12,607	137,160
JNL/Invesco Global Real Estate Fund (4.3%) (a)	4,841	45,263
JNL/Invesco International Growth Fund (16.1%) (a)	11,586	123,394
JNL/Invesco Large Cap Growth Fund (21.1%) (a)	18,290	245,085
JNL/Invesco Small Cap Growth Fund (2.8%) (a)	575	8,241
JNL/JPMorgan International Value Fund (14.1%) (a)	12,836	87,542
JNL/JPMorgan MidCap Growth Fund (19.6%) (a)	5,683	123,199
JNL/JPMorgan U.S. Government & Quality Bond Fund (2.9%) (a)	3,253	46,780
JNL/Lazard Emerging Markets Fund (9.4%) (a)	10,760	122,122
JNL/M&G Global Basics Fund (34.5%) (a)	7,438	104,133
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.6%) (a)	183	5,376
JNL/Oppenheimer Global Growth Fund (13.8%) (a)	8,391	90,120
JNL/PIMCO Real Return Fund (5.3%) (a)	12,732	175,961
JNL/PIMCO Total Return Bond Fund (2.4%) (a)	9,214	124,118
JNL/PPM America High Yield Bond Fund (5.7%) (a)	14,441	105,711
JNL/PPM America Mid Cap Value Fund (8.9%) (a)	1,342	14,518
JNL/PPM America Total Return Fund (9.4%) (a)	3,256	37,997
JNL/T. Rowe Price Established Growth Fund (12.7%) (a)	13,053	328,797
JNL/T. Rowe Price Mid-Cap Growth Fund (5.2%) (a)	3,020	90,735
JNL/T. Rowe Price Value Fund (18.7%) (a)	25,301	307,664
JNL/WMC Value Fund (18.8%) (a)	14,276	276,102

Total Investment Companies (cost $2,821,966)		3,127,218

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Total Investments - 100.0% (cost $2,821,966)		3,127,218
Other Assets and Liabilities, Net - (0.0%)		(434)
Total Net Assets - 100.0%		$3,126,784

JNL/S&P Managed Aggressive Growth Fund (b)

INVESTMENT COMPANIES - 100.0%
JNL/BlackRock Commodity Securities Fund (2.5%) (a)	3,244	$34,195
JNL/Eagle SmallCap Equity Fund (5.7%) (a)	2,764	62,445
JNL/Franklin Templeton International Small Cap Growth Fund (4.7%) (a)	1,533	12,280
JNL/Franklin Templeton Small Cap Value Fund (8.0%) (a)	4,170	48,453
JNL/Goldman Sachs Emerging Markets Debt Fund (2.7%) (a)	1,781	24,580
JNL/Goldman Sachs Mid Cap Value Fund (6.6%) (a)	5,656	61,539
JNL/Invesco Global Real Estate Fund (1.8%) (a)	2,049	19,161
JNL/Invesco International Growth Fund (5.7%) (a)	4,075	43,401
JNL/Invesco Large Cap Growth Fund (8.3%) (a)	7,202	96,502
JNL/JPMorgan International Value Fund (4.7%) (a)	4,270	29,123
JNL/JPMorgan MidCap Growth Fund (4.5%) (a)	1,316	28,519
JNL/Lazard Emerging Markets Fund (3.4%) (a)	3,930	44,603
JNL/M&G Global Basics Fund (15.1%) (a)	3,261	45,652
JNL/Mellon Capital Management Oil & Gas Sector Fund (0.4%) (a)	125	3,669
JNL/Oppenheimer Global Growth Fund (7.4%) (a)	4,504	48,373
JNL/PIMCO Real Return Fund (0.8%) (a)	2,008	27,750
JNL/PIMCO Total Return Bond Fund (0.1%) (a)	517	6,957
JNL/PPM America High Yield Bond Fund (2.2%) (a)	5,569	40,765
JNL/T. Rowe Price Established Growth Fund (4.7%) (a)	4,810	121,173
JNL/T. Rowe Price Mid-Cap Growth Fund (2.8%) (a)	1,595	47,927
JNL/T. Rowe Price Value Fund (6.1%) (a)	8,218	99,930
JNL/WMC Value Fund (7.0%) (a)	5,335	103,170

Total Investment Companies (cost $939,636)		1,050,167

Total Investments - 100.0% (cost $939,636)		1,050,167
Other Assets and Liabilities, Net - (0.0%)		(165)
Total Net Assets - 100.0%		$1,050,002

JNL/T. Rowe Price Established Growth Fund

COMMON STOCKS - 96.2%

CONSUMER DISCRETIONARY - 19.4%
Amazon.com Inc. (c)	411	$104,500
AutoZone Inc. (c)	61	22,661
Carmax Inc. (c) (e)	469	13,261
Carnival Plc	280	10,301
Charter Communications Inc. (c)	38	2,823
Chipotle Mexican Grill Inc. - Class A (c)	69	21,751
D.R. Horton Inc.	600	12,374
Dollar Tree Inc. (c)	160	7,738
Fossil Inc. (c)	119	10,037
Harley-Davidson Inc.	174	7,368
Home Depot Inc.	412	24,872
Las Vegas Sands Corp.	449	20,820
Lennar Corp. (e)	350	12,180
Marriott International Inc. - Class A	448	17,528
MGM Resorts International (c)	108	1,159
Nike Inc. - Class B	201	19,115
Prada SpA (e)	1,066	7,919
Priceline.com Inc. (c)	104	64,358
Ralph Lauren Corp. - Class A	58	8,711
Ross Stores Inc.	216	13,947
Starbucks Corp.	885	44,929
Starwood Hotels & Resorts Worldwide Inc.	317	18,379
Tractor Supply Co.	56	5,538
Walt Disney Co.	428	22,397
Yum! Brands Inc.	131	8,704
		503,370
CONSUMER STAPLES - 2.4%
Costco Wholesale Corp.	202	20,205
CVS Caremark Corp.	484	23,450
Monster Beverage Corp. (c)	210	11,352
Whole Foods Market Inc.	83	8,123
		63,130
ENERGY - 4.1%
EOG Resources Inc.	171	19,104
FMC Technologies Inc. (c)	357	16,520
Occidental Petroleum Corp.	168	14,484
Pioneer Natural Resources Co.	60	6,306
Range Resources Corp.	198	13,820
Schlumberger Ltd.	259	18,762
Williams Cos. Inc.	481	16,835
		105,831
FINANCIALS - 5.7%
American Express Co.	566	32,177
American Tower Corp.	756	53,979
Franklin Resources Inc.	186	23,300
IntercontinentalExchange Inc. (c)	79	10,473
Invesco Ltd.	742	18,538
U.S. Bancorp	298	10,204
		148,671
HEALTH CARE - 9.2%
Alexion Pharmaceuticals Inc. (c)	189	21,576
Allergan Inc.	106	9,680
Baxter International Inc.	180	10,823
Biogen Idec Inc. (c)	143	21,295
Catamaran Corp. (c)	127	12,445
Celgene Corp. (c)	128	9,741
Covidien Plc	50	2,947
Edwards Lifesciences Corp. (c)	145	15,547
Express Scripts Holding Co. (c)	366	22,944
Gilead Sciences Inc. (c)	288	19,078
McKesson Corp.	296	25,499
Novo-Nordisk A/S	77	12,051
Regeneron Pharmaceuticals Inc. (c)	62	9,480
Stryker Corp.	262	14,600
UnitedHealth Group Inc.	287	15,897
Valeant Pharmaceuticals International Inc. (c)	277	15,310
		238,913
INDUSTRIALS - 12.0%
Babcock & Wilcox Co. (c)	224	5,708
Boeing Co.	225	15,685
Danaher Corp.	1,117	61,619
Deere & Co.	117	9,610

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Fastenal Co.	711	30,549
FedEx Corp.	248	21,019
IHS Inc. - Class A (c)	118	11,458
JB Hunt Transport Services Inc.	203	10,543
Kansas City Southern	241	18,233
Precision Castparts Corp.	245	39,986
Roper Industries Inc.	210	23,055
Union Pacific Corp.	209	24,749
United Continental Holdings Inc. (c)	265	5,158
United Parcel Service Inc. - Class B	327	23,382
WW Grainger Inc.	49	10,210
		310,964
INFORMATION TECHNOLOGY - 37.6%
Accenture Plc - Class A	410	28,719
Akamai Technologies Inc. (c)	313	11,972
Alliance Data Systems Corp. (c)	35	4,926
Apple Inc.	473	315,547
Autodesk Inc. (c)	265	8,853
Baidu.com - ADR (c)	260	30,338
Broadcom Corp. - Class A	527	18,206
Check Point Software Technologies Ltd. (c)	157	7,566
eBay Inc. (c)	969	46,885
EMC Corp. (c)	702	19,149
Facebook Inc. - Class A (c) (f) (q)	172	3,531
Facebook Inc. - Class B (c) (f) (q)	290	5,974
Google Inc. - Class A (c)	179	135,056
Informatica Corp. (c)	259	9,002
Juniper Networks Inc. (c)	1,110	18,999
LinkedIn Corp. (c)	141	16,977
MasterCard Inc. - Class A	162	72,914
Nuance Communications Inc. (c)	355	8,826
QUALCOMM Inc.	1,065	66,533
Rackspace Hosting Inc. (c)	213	14,077
Red Hat Inc. (c)	278	15,812
Salesforce.com Inc. (c)	138	21,132
Tencent Holdings Ltd.	578	19,579
Teradata Corp. (c)	174	13,091
Trimble Navigation Ltd. (c)	225	10,726
Twitter Inc. (c) (f) (q)	78	998
Visa Inc. - Class A	362	48,583
		973,971
MATERIALS - 3.1%
Ecolab Inc.	159	10,292
Praxair Inc.	422	43,827
Sherwin-Williams Co.	170	25,255
		79,374
TELECOMMUNICATION SERVICES - 2.7%
Crown Castle International Corp. (c)	1,072	68,715

Total Common Stocks (cost $1,833,339)		2,492,939

PREFERRED STOCKS - 0.2%

INFORMATION TECHNOLOGY - 0.2%
LivingSocial, Convertible Preferred, Series F (f) (m) (q)	154	398
Twitter Inc., Series A (f) (q)	—	2
Twitter Inc., Series B (f) (q)	66	838
Twitter Inc., Series C (f) (q)	18	227
Twitter Inc., Series D (f) (q)	30	383
Twitter Inc., Series F (f) (q)	11	144
Twitter Inc., Series G-2 (f) (q)	123	1,563

Total Preferred Stocks (cost $5,164)		3,555

SHORT TERM INVESTMENTS - 4.2%

Investment Companies - 3.6%
JNL Money Market Fund, 0.06% (a) (h)	2,000	2,000
T. Rowe Price Reserves Investment Fund, 0.10% (a) (h)	90,799	90,799
		92,799
Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	15,736	15,736

Total Short Term Investments (cost $108,535)		108,535

Total Investments - 100.6% (cost $1,947,038)		2,605,029
Other Assets and Liabilities, Net - (0.6%)		(14,416)
Total Net Assets - 100.0%		$2,590,613

JNL/T. Rowe Price Mid-Cap Growth Fund

COMMON STOCKS - 93.3%

CONSUMER DISCRETIONARY - 12.5%
Allison Transmission Holdings Inc. (e)	156	$3,139
Carmax Inc. (c)	628	17,772
Charter Communications Inc. (c)	107	8,033
Chipotle Mexican Grill Inc. - Class A (c)	20	6,351
Choice Hotels International Inc. (e)	240	7,678
Discovery Communications Inc. - Class C (c)	145	8,126
Dollar General Corp. (c)	563	29,017
Gentex Corp.	484	8,233
Groupon Inc. - Class A (c) (e)	498	2,370
Harley-Davidson Inc.	236	9,999
Kohl’s Corp.	355	18,183
Lamar Advertising Co. - Class A (c) (e)	121	4,484
Liberty Interactive Corp. (c)	432	7,992
Marriott International Inc. - Class A	539	21,075
Michael Kors Holdings Ltd.	101	5,371
NetFlix Inc. (c) (e)	79	4,301
O’Reilly Automotive Inc. (c)	162	13,546
Panera Bread Co. - Class A (c)	54	9,228
Starbucks Corp.	122	6,192
Tesla Motors Inc. (c) (e)	52	1,523
Tim Hortons Inc.	211	10,978
WABCO Holdings Inc. (c)	230	13,264
		216,855
CONSUMER STAPLES - 1.9%
Shoppers Drug Mart Corp. (e)	280	11,657
The Fresh Market Inc. (c)	68	4,079
TreeHouse Foods Inc. (c)	187	9,818
Whole Foods Market Inc.	71	6,915
		32,469
ENERGY - 6.9%
Consol Energy Inc.	469	14,094
EQT Corp.	328	19,352
FMC Technologies Inc. (c)	18	833
Halcon Resources Corp. (c)	449	3,291
Laredo Petroleum Holdings Inc. (c) (e)	136	2,992
McDermott International Inc. (c)	1,172	14,322
Pioneer Natural Resources Co.	93	9,709
Range Resources Corp.	305	21,310
SM Energy Co.	322	17,423
Southwestern Energy Co. (c)	446	15,512
		118,838

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
FINANCIALS - 7.3%
BankUnited Inc.	285	7,014
CBOE Holdings Inc.	376	11,062
Charles Schwab Corp.	542	6,932
HCC Insurance Holdings Inc.	348	11,794
IntercontinentalExchange Inc. (c)	63	8,405
Jones Lang LaSalle Inc.	108	8,246
MSCI Inc. - Class A (c)	584	20,901
Progressive Corp.	493	10,225
TCF Financial Corp.	777	9,277
TD Ameritrade Holding Corp.	786	12,079
Willis Group Holdings Plc	279	10,301
WR Berkley Corp.	261	9,785
		126,021
HEALTH CARE - 18.6%
Agilent Technologies Inc.	101	3,883
Alexion Pharmaceuticals Inc. (c)	139	15,902
Alkermes Plc (c) (e)	468	9,711
Ariad Pharmaceuticals Inc. (c)	181	4,385
Bruker Corp. (c)	665	8,705
CareFusion Corp. (c)	584	16,580
Catamaran Corp. (c)	234	22,925
Cooper Cos. Inc.	112	10,580
Covance Inc. (c)	318	14,847
CR Bard Inc.	179	18,732
Cubist Pharmaceuticals Inc. (c)	96	4,577
Dentsply International Inc.	698	26,633
Edwards Lifesciences Corp. (c)	126	13,529
Elan Corp. Plc - ADR (c) (e)	709	7,600
Henry Schein Inc. (c)	186	14,744
Hospira Inc. (c)	324	10,634
Idexx Laboratories Inc. (c) (e)	181	17,982
Illumina Inc. (c) (e)	90	4,338
Incyte Corp. (c) (e)	188	3,393
Laboratory Corp. of America Holdings (c)	194	17,930
Mednax Inc. (c)	140	10,423
Mettler Toledo International Inc. (c)	21	3,586
Onyx Pharmaceuticals Inc. (c)	69	5,830
Regeneron Pharmaceuticals Inc. (c)	118	18,014
Theravance Inc. (c) (e)	268	6,944
Universal Health Services Inc. - Class B	227	10,381
Valeant Pharmaceuticals International Inc. (c)	260	14,370
WellCare Health Plans Inc. (c)	104	5,881
		323,040
INDUSTRIALS - 20.4%
Acuity Brands Inc.	129	8,164
Air Lease Corp. (c) (e)	383	7,813
AMETEK Inc.	923	32,720
Babcock & Wilcox Co. (c)	710	18,084
Clean Harbors Inc. (c)	91	4,445
Colfax Corp. (c)	99	3,630
Fastenal Co.	406	17,454
Gardner Denver Inc.	329	19,875
Hertz Global Holdings Inc. (c) (e)	938	12,879
IDEX Corp.	422	17,627
IHS Inc. - Class A (c)	294	28,621
JB Hunt Transport Services Inc.	188	9,784
Kansas City Southern	152	11,519
Manpower Inc.	428	15,750
Pall Corp.	360	22,856
Quanta Services Inc. (c)	898	22,181
Rexnord Corp. (e)	145	2,642
Rockwell Collins Inc.	100	5,364
Roper Industries Inc.	304	33,407
Spirit Aerosystems Holdings Inc. (c)	302	6,707
Textron Inc.	945	24,731
UTi Worldwide Inc.	455	6,129
Verisk Analytics Inc. - Class A (c)	272	12,950
Waste Connections Inc.	237	7,169
		352,501
INFORMATION TECHNOLOGY - 21.0%
Akamai Technologies Inc. (c)	209	7,996
Altera Corp.	279	9,482
Amdocs Ltd.	607	20,025
Ariba Inc. (c)	172	7,706
Aruba Networks Inc. (c) (e)	204	4,587
Atmel Corp. (c)	1,621	8,526
Avago Technologies Ltd.	190	6,624
Concur Technologies Inc. (c) (e)	182	13,419
Cree Inc. (c) (e)	236	6,025
Dropbox Inc. (f) (q)	42	383
FactSet Research Systems Inc. (e)	131	12,631
Fiserv Inc. (c)	294	21,765
Gartner Inc. - Class A (c)	565	26,041
Global Payments Inc.	286	11,963
Informatica Corp. (c)	191	6,649
Intersil Corp. - Class A	286	2,503
JDS Uniphase Corp. (c)	1,437	17,797
Marvell Technology Group Ltd.	779	7,128
Microchip Technology Inc. (e)	283	9,265
Micros Systems Inc. (c)	264	12,968
Motorola Solutions Inc.	328	16,580
Nuance Communications Inc. (c)	867	21,580
Nvidia Corp. (c)	706	9,418
Rackspace Hosting Inc. (c)	143	9,451
Red Hat Inc. (c)	337	19,189
SanDisk Corp. (c)	152	6,601
ServiceNow Inc. (e)	111	4,293
Silicon Laboratories Inc. (c)	276	10,146
TIBCO Software Inc. (c)	372	11,246
Trimble Navigation Ltd. (c)	422	20,113
Vantiv Inc. - Class A (c)	283	6,099
Xilinx Inc.	467	15,602
		363,801
MATERIALS - 3.3%
Agnico-Eagle Mines Ltd.	327	16,965
Ball Corp.	105	4,442
Celanese Corp. - Class A	215	8,151
Franco-Nevada Corp.	281	16,564
Rockwood Holdings Inc.	237	11,044
		57,166
UTILITIES - 1.4%
Calpine Corp. (c)	1,354	23,424

Total Common Stocks (cost $1,338,000)		1,614,114

PREFERRED STOCKS - 0.5%

CONSUMER DISCRETIONARY - 0.1%
Hungry Machine Inc. (f) (q)	719	1,391

INFORMATION TECHNOLOGY - 0.4%
Coupon.com Inc. (f) (q)	625	3,123
Dropbox Inc., Series A (f) (q)	53	476
Dropbox Inc., Series A-1 (f) (q)	258	2,339
Workday Inc., Convertible Preferred (f) (m) (q)	66	1,425
		7,363
Total Preferred Stocks (cost $11,188)		8,754

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
RIGHTS - 0.0%
Liberty Ventures (c)	—	—

Total Rights (cost $0)		—

SHORT TERM INVESTMENTS - 11.5%

Investment Companies - 6.1%
JNL Money Market Fund, 0.06% (a) (h)	1,178	1,178
T. Rowe Price Reserves Investment Fund, 0.10% (a) (h)	103,873	103,873
		105,051
Securities Lending Collateral - 5.4%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	93,664	93,664

Total Short Term Investments (cost $198,715)		198,715

Total Investments - 105.3% (cost $1,547,903)		1,821,583
Other Assets and Liabilities, Net - (5.3%)		(90,971)
Total Net Assets - 100.0%		$1,730,612

JNL/T. Rowe Price Short-Term Bond Fund

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 16.1%
Ally Auto Receivables Trust
0.97%, 08/17/15	$1,155	$1,160
0.57%, 08/20/15	5,990	5,992
0.99%, 11/16/15	3,495	3,524
Ally Master Owner Trust, 2.15%, 01/15/16	885	901
American Express Credit Account Master Trust
0.39%, 04/17/17 (i)	3,185	3,192
0.99%, 03/15/18	2,840	2,849
1.29%, 03/15/18 (r)	3,245	3,253
AmeriCredit Automobile Receivables Trust
3.72%, 11/17/14	285	288
1.61%, 10/08/15	1,895	1,911
2.33%, 03/08/16	1,935	1,968
1.17%, 05/09/16	3,140	3,167
1.55%, 07/08/16	5,165	5,247
1.73%, 02/08/17	1,710	1,732
Banc of America Commercial Mortgage Inc.
5.63%, 07/10/46	1,860	2,144
REMIC, 4.63%, 12/10/42	680	698
REMIC, 4.62%, 07/10/43	3,200	3,264
REMIC, 4.67%, 07/10/43	1,320	1,448
Bear Stearns Commercial Mortgage Securities Inc.
5.20%, 01/12/41	880	925
REMIC, 5.12%, 02/11/41 (i)	1,718	1,876
REMIC, 4.67%, 06/11/41	1,050	1,146
REMIC, 5.75%, 09/11/42	2,640	2,868
REMIC, 5.61%, 06/11/50	977	1,003
REMIC, 5.70%, 06/11/50	960	1,025
BMW Vehicle Owner Trust, 0.76%, 08/25/15	2,360	2,370
Cabela’s Master Credit Card Trust, 1.67%, 01/16/18 (i) (r)	1,700	1,749
CarMax Auto Owner Trust
1.56%, 07/15/14	290	290
2.04%, 10/15/15	2,420	2,469
0.91%, 12/15/15	3,045	3,061
3.75%, 12/15/15	660	682
4.88%, 08/15/16	420	433
0.89%, 09/15/16	1,650	1,662
0.84%, 03/15/17	3,040	3,055
Chase Issuance Trust, 5.12%, 10/15/14	4,345	4,354
CIT Equipment Collateral, 1.10%, 08/22/16 (r)	2,000	2,006
Citicorp Mortgage Securities Inc. REMIC, 5.50%, 12/25/33	245	247
CitiFinancial Auto Issuance Trust
2.59%, 10/15/13 (r)	63	63
3.15%, 08/15/16 (r)	3,690	3,720
Citigroup Commercial Mortgage Trust REMIC, 5.53%, 04/15/40 (i)	1,600	1,701
CNH Equipment Trust
5.17%, 10/15/14	194	195
1.03%, 11/17/14	463	464
3.00%, 08/17/15	1,264	1,277
0.91%, 08/15/16	2,770	2,780
0.94%, 05/15/17	4,480	4,519
Commercial Mortgage Loan Trust REMIC, 6.20%, 12/10/49 (i)	643	642
Commercial Mortgage Pass-Through Certificate REMIC, 5.53%, 07/10/37 (i)	1,300	1,389
Commercial Mortgage Pass-Through Certificates
1.16%, 12/10/44	343	346
REMIC, 5.17%, 06/10/44 (i)	560	608
CS First Boston Mortgage Securities Corp. REMIC, 5.01%, 02/15/38 (i)	1,455	1,582
DBUBS Mortgage Trust, 2.24%, 08/10/44	1,228	1,261
Discover Card Master Trust
0.87%, 09/15/15 (i)	3,090	3,098
0.57%, 08/15/16 (i)	3,570	3,586
Ford Credit Auto Lease Trust
1.34%, 09/15/14	1,215	1,226
0.85%, 01/15/15	2,385	2,396
REMIC, 1.10%, 12/15/15 (r)	735	735
REMIC, 1.50%, 03/15/17 (r)	910	910
Ford Credit Auto Owner Trust
1.51%, 01/15/14	117	117
2.42%, 11/15/14	1,823	1,845
8.14%, 02/15/16 (r)	415	446
4.05%, 10/15/16	645	678
Ford Credit Floorplan Master Owner Trust
0.74%, 09/15/16	3,945	3,948
4.20%, 02/15/17 (r)	3,120	3,360
4.99%, 02/15/17 (r)	2,230	2,385
REMIC, 1.50%, 09/15/15	3,700	3,737
Fosse Master Issuer Plc
1.86%, 10/18/54 (i) (r)	1,635	1,676
REMIC, 1.86%, 10/18/54 (i) (r)	1,451	1,473
GE Capital Credit Card Master Note Trust
2.21%, 06/15/16	3,770	3,817
1.03%, 01/15/18	2,960	2,990
GE Equipment Midticket LLC
0.94%, 07/14/14 (r)	810	810
0.78%, 09/22/20	2,390	2,390
GE Equipment Small Ticket LLC, 1.04%, 09/21/15 (r)	1,130	1,136
GE Equipment Transportation LLC, 0.99%, 11/23/15	510	514
GMAC Commercial Mortgage Securities Inc. REMIC, 4.08%, 05/10/36	1,211	1,223
Greenwich Capital Commercial Funding Corp. REMIC, 6.06%, 07/10/38 (i)	3,640	4,219
GS Mortgage Securities Corp. II REMIC
5.55%, 04/10/38 (i)	2,240	2,544
2.33%, 03/10/44 (r)	3,663	3,763
5.98%, 08/10/45 (i)	1,065	1,149
Holmes Master Issuer Plc
2.11%, 10/15/54 (i) (r)	5,210	5,354
2.01%, 10/21/54 (i) (r)	1,655	1,688

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Honda Auto Receivables Owner Trust
1.25%, 10/21/13	154	154
1.34%, 03/18/14	539	541
0.56%, 05/15/16	3,185	3,198
1.98%, 05/23/16	545	549
1.55%, 08/18/17	1,695	1,729
HSBC Home Equity Loan Trust REMIC, 0.37%, 03/20/36 (i)	1,251	1,222
Huntington Auto Trust
1.01%, 01/15/16 (r)	2,205	2,218
0.81%, 09/15/16	4,005	4,027
Hyundai Auto Receivables Trust REMIC, 0.72%, 03/15/16	2,325	2,337
John Deere Owner Trust, 1.32%, 05/15/14	70	70
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
4.72%, 01/15/38	1,725	1,789
4.72%, 02/11/41	300	312
5.54%, 10/12/41	1,854	2,150
4.68%, 07/15/42	646	655
5.00%, 08/15/42 (i)	2,421	2,640
5.48%, 12/12/44 (i)	1,700	1,916
1.03%, 05/15/45	484	488
1.87%, 02/15/46 (r)	1,970	2,004
1.53%, 07/15/46 (r)	3,071	3,105
JPMorgan Mortgage Trust REMIC, 3.07%, 07/25/35 (i)	326	321
Mercedes-Benz Auto Lease Trust
0.88%, 11/17/14	1,280	1,284
1.24%, 07/17/17 (r)	1,920	1,934
1.07%, 11/15/17	1,070	1,074
Mercedes-Benz Auto Receivables Trust, 1.22%, 12/15/17	1,820	1,843
MMAF Equipment Finance LLC, 2.37%, 11/15/13 (r)	242	243
Morgan Stanley Capital I REMIC
5.27%, 06/13/41 (i)	880	937
4.78%, 12/13/41	950	1,021
4.99%, 08/13/42	1,565	1,724
6.46%, 01/11/43 (i)	2,430	2,583
Morgan Stanley Capital I Inc. REMIC, 5.73%, 07/12/44 (i)	2,865	3,309
Motor Plc, 1.29%, 02/25/20 (r)	960	962
Navistar Financial Corp. Owner Trust, 1.19%, 01/18/19 (r)	4,225	4,232
Nissan Auto Lease Trust, 0.92%, 02/16/15	3,495	3,521
Nissan Auto Receivables Owner Trust, 1.18%, 02/16/15	1,875	1,887
Porsche Financial Auto Securitization Trust, 1.19%, 12/17/18 (r)	915	924
Porsche Innovative Lease Owner Trust, 1.26%, 11/20/17 (r)	2,020	2,037
RSB Bondco LLC, 5.72%, 04/01/18	4,690	5,115
SBA Tower Trust REMIC, 2.93%, 12/15/17 (r)	4,730	4,862
Sequoia Mortgage Trust REMIC, 3.75%, 02/25/40 (i)	85	86
Silverstone Master Issuer Plc
1.85%, 01/21/55 (i) (r)	250	253
2.00%, 01/21/55 (i) (r)	2,235	2,286
SMART Trust
1.04%, 09/14/14 (r)	870	872
1.77%, 10/14/14 (r)	976	982
1.54%, 03/14/15 (r)	890	895
1.59%, 10/14/16 (r)	4,240	4,269
Structured Asset Securities Corp. REMIC, 2.80%, 09/25/33 (i)	664	655
Toyota Auto Receivables Owner Trust, 0.75%, 02/16/16	1,445	1,452
USAA Auto Owner Trust
1.30%, 06/16/14	70	71
2.14%, 09/15/15	895	904
Volkswagen Auto Loan Enhanced Trust, 1.22%, 06/22/15	5,030	5,062
Wachovia Bank Commercial Mortgage Trust REMIC, 4.94%, 04/15/42	670	734
Wells Fargo & Co. Commercial Mortgage Trust, 2.50%, 02/15/44 (r)	897	922
Wells Fargo Mortgage Backed Securities Trust REMIC
4.71%, 06/25/34 (i)	411	427
2.69%, 04/25/35 (i)	2,070	2,091
WF-RBS Commercial Mortgage Trust, 1.61%, 06/15/44 (r)	2,360	2,400
Wheels SPV LLC REMIC, 1.19%, 03/20/21 (r)	2,360	2,367
World Financial Network Credit Card Master Trust, 4.66%, 05/15/17	3,640	3,753
World Omni Automobile Lease Securitization Trust
0.93%, 11/16/15	1,280	1,289
1.06%, 11/15/17	1,365	1,372

Total Non-U.S. Government Agency Asset-Backed Securities (cost $260,100)		261,778

CORPORATE BONDS AND NOTES - 46.1%

CONSUMER DISCRETIONARY - 3.7%
Anglo American Capital Plc, 2.15%, 09/27/13 (r)	2,040	2,053
CBS Corp., 1.95%, 07/01/17	1,010	1,035
COX Communications Inc., 5.45%, 12/15/14	3,025	3,327
Daimler Finance North America LLC
0.97%, 03/28/14 (i) (r)	4,845	4,854
1.88%, 09/15/14 (r)	1,710	1,737
DIRECTV Holdings LLC, 4.75%, 10/01/14	7,460	8,000
Interpublic Group of Cos. Inc., 6.25%, 11/15/14	3,432	3,707
Johnson Controls Inc., 0.85%, 02/04/14 (i)	4,385	4,402
NBCUniversal Media LLC, 2.10%, 04/01/14	3,605	3,680
Nissan Motor Acceptance Corp., 1.95%, 09/12/17 (r)	4,015	4,051
Staples Inc., 9.75%, 01/15/14 (l)	4,125	4,564
TCM Sub LLC, 3.55%, 01/15/15 (r)	8,105	8,531
Thomson Reuters Corp., 5.95%, 07/15/13	1,000	1,042
Time Warner Cable Inc.
8.25%, 02/14/14	2,915	3,208
7.50%, 04/01/14	810	889
Volkswagen International Finance NV, 1.63%, 03/22/15 (r)	5,025	5,108
		60,188
CONSUMER STAPLES - 3.2%
Altria Group Inc., 8.50%, 11/10/13 (l)	3,800	4,124
Anheuser-Busch InBev Worldwide Inc.
3.00%, 10/15/12	3,830	3,834
1.50%, 07/14/14	2,125	2,162
1.38%, 07/15/17	4,925	4,985
BAT International Finance Plc
8.13%, 11/15/13 (r)	6,060	6,520
1.40%, 06/05/15 (r)	2,490	2,509
Bunge Ltd. Finance Corp., 3.20%, 06/15/17 (e)	6,825	7,156
Coca-Cola Amatil Ltd., 3.25%, 11/02/14 (r)	3,975	4,135
Coca-Cola Bottling Co., 5.00%, 11/15/12	2,000	2,010
Kraft Foods Group Inc., 1.63%, 06/04/15 (r)	2,670	2,710
Molson Coors Brewing Co., 2.00%, 05/01/17	2,105	2,167
Pernod-Ricard SA, 2.95%, 01/15/17 (r)	3,160	3,297
Philip Morris International Inc., 1.63%, 03/20/17	3,255	3,328

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
SABMiller Holdings Inc., 1.85%, 01/15/15 (r)	2,950	3,019
		51,956
ENERGY - 5.4%
Anadarko Petroleum Corp., 6.38%, 09/15/17	1,205	1,453
Apache Corp.
6.00%, 09/15/13	4,835	5,090
1.75%, 04/15/17 (e)	970	1,002
BG Energy Capital Plc, 2.88%, 10/15/16 (r)	4,510	4,784
Canadian Natural Resources Ltd.
5.45%, 10/01/12	565	565
1.45%, 11/14/14	1,765	1,793
5.70%, 05/15/17	4,010	4,766
CenterPoint Energy Resources Corp., 7.88%, 04/01/13	1,575	1,629
DCP Midstream LLC, 9.70%, 12/01/13 (r)	2,135	2,313
Devon Energy Corp., 1.88%, 05/15/17	1,450	1,478
Ensco Plc, 3.25%, 03/15/16	4,265	4,550
Enterprise Products Operating LLC
6.38%, 02/01/13	675	687
5.60%, 10/15/14	2,263	2,472
1.25%, 08/13/15	835	843
Gazprom OAO, 4.95%, 05/23/16 (r)	3,545	3,753
Kinder Morgan Energy Partners LP
5.13%, 11/15/14	1,080	1,173
3.50%, 03/01/16	715	766
Korea Hydro & Nuclear Power Co. Ltd., 3.13%, 09/16/15 (r)	2,835	2,964
Korea National Oil Corp., 4.00%, 10/27/16 (r)	765	827
Magellan Midstream Partners LP, 6.45%, 06/01/14	1,895	2,044
MidAmerican Energy Holdings Co., 5.00%, 02/15/14	1,825	1,929
Noble Corp., 5.88%, 06/01/13	500	517
Noble Holding International Ltd.
7.38%, 03/15/14	485	528
3.45%, 08/01/15	975	1,031
3.05%, 03/01/16	4,295	4,485
2.50%, 03/15/17	540	557
Occidental Petroleum Corp.
1.45%, 12/13/13	3,815	3,859
1.75%, 02/15/17	2,800	2,899
PetroHawk Energy Corp., 7.25%, 08/15/18	5,270	5,987
Phillips 66, 1.95%, 03/05/15 (r)	2,450	2,507
Rowan Cos. Inc., 5.00%, 09/01/17	995	1,098
Talisman Energy Inc., 5.13%, 05/15/15	3,005	3,253
Total Capital International SA, 0.75%, 01/25/16	4,345	4,354
TransCanada PipeLines Ltd., 0.88%, 03/02/15	1,030	1,039
Transocean Inc.
5.25%, 03/15/13	4,285	4,370
5.05%, 12/15/16	1,285	1,436
2.50%, 10/15/17	1,435	1,443
Williams Partners LP, 3.80%, 02/15/15	2,031	2,153
		88,397
FINANCIALS - 19.8%
Aflac Inc., 2.65%, 02/15/17 (e)	645	677
American Express Bank FSB, 5.55%, 10/17/12	1,375	1,378
American Express Centurion Bank, 5.55%, 10/17/12	1,500	1,503
American Express Credit Corp., 5.13%, 08/25/14	5,450	5,895
American Honda Finance Corp., 1.45%, 02/27/15 (r)	2,775	2,819
American International Group Inc.
4.25%, 09/15/14	3,740	3,949
3.00%, 03/20/15	1,215	1,258
ANZ National International Ltd.
2.38%, 12/21/12 (r)	2,915	2,928
1.85%, 10/15/15 (r)	5,455	5,516
Bank of America Corp., 1.87%, 01/30/14 (i)	4,115	4,144
Barclays Bank Plc, 5.20%, 07/10/14	5,765	6,154
BB&T Corp.
5.70%, 04/30/14	2,300	2,478
1.60%, 08/15/17	1,615	1,644
Berkshire Hathaway Inc., 2.20%, 08/15/16	5,765	6,058
Boston Properties LP, 5.00%, 06/01/15	3,095	3,384
BPCE SA, 2.38%, 10/04/13 (r)	5,410	5,426
Capital One Financial Corp.
2.13%, 07/15/14	4,015	4,097
2.15%, 03/23/15	2,620	2,686
Caterpillar Financial Services Corp., 0.65%, 04/01/14 (i)	6,700	6,731
Charles Schwab Corp., 4.95%, 06/01/14	850	911
Citigroup Inc., 1.29%, 04/01/14 (e) (i)	2,227	2,225
Commonwealth Bank of Australia
2.75%, 10/15/12 (r)	1,170	1,171
1.95%, 03/16/15	3,595	3,674
1.90%, 09/18/17	3,300	3,307
Crown Castle Towers LLC, 4.52%, 01/15/15 (r)	4,835	5,140
Deutsche Bank AG London, 5.38%, 10/12/12	3,090	3,094
DNB Bank ASA, 3.20%, 04/03/17 (r)	4,890	5,107
Enel Finance International SA, 3.88%, 10/07/14 (r)	2,535	2,606
ERAC USA Finance Co.
5.80%, 10/15/12 (r)	5,782	5,792
2.75%, 07/01/13 (r)	1,890	1,917
ERAC USA Finance LLC, 2.75%, 03/15/17 (r)	1,475	1,519
Fifth Third Bancorp
6.25%, 05/01/13	3,658	3,776
3.63%, 01/25/16	500	539
Ford Motor Credit Co. LLC
3.88%, 01/15/15	2,940	3,073
2.75%, 05/15/15 (e)	3,630	3,702
3.00%, 06/12/17	2,090	2,127
Franklin Resources Inc., 1.38%, 09/15/17	1,230	1,237
General Electric Capital Corp.
1.88%, 09/16/13 (e)	1,535	1,557
0.98%, 04/07/14 (i)	6,355	6,383
2.38%, 06/30/15	5,820	6,035
Goldman Sachs Group Inc., 1.44%, 02/07/14 (e) (i)	9,930	9,925
GTP Acquisition Partners I LLC, 4.35%, 06/15/16 (r)	1,690	1,783
Harley-Davidson Financial Services Inc., 1.15%, 09/15/15 (e) (r)	3,170	3,174
HSBC USA Inc., 2.38%, 02/13/15	5,020	5,168
Hyundai Capital America, 1.63%, 10/02/15 (r)	1,870	1,871
Hyundai Capital Services Inc.
4.38%, 07/27/16 (r)	2,745	2,959
3.50%, 09/13/17 (r)	1,725	1,804
John Deere Capital Corp., 4.95%, 12/17/12	3,810	3,847
JPMorgan Chase & Co.
1.14%, 05/02/14 (i)	3,455	3,480
2.00%, 08/15/17 (e)	6,680	6,738
KeyBank NA, 4.95%, 09/15/15	590	645
KeyCorp, 3.75%, 08/13/15	2,560	2,761
Kilroy Realty LP, 5.00%, 11/03/15	3,425	3,719
MetLife Institutional Funding II, 1.25%, 04/04/14 (i) (r)	5,880	5,927
Metropolitan Life Global Funding I, 1.70%, 06/29/15 (r)	4,365	4,452
Morgan Stanley, 2.05%, 01/24/14 (i)	10,660	10,696
National Australia Bank Ltd., 2.35%, 11/16/12 (r)	2,150	2,155

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
National Rural Utilities Cooperative Finance Corp., 1.00%, 02/02/15	700	708
New York Life Global Funding, 2.45%, 07/14/16 (r)	5,160	5,382
Nordea Bank AB
2.50%, 11/13/12 (e) (r)	765	767
1.75%, 10/04/13 (r)	2,795	2,825
2.13%, 01/14/14 (r)	4,045	4,090
PACCAR Financial Corp., 1.60%, 03/15/17	4,115	4,202
PNC Funding Corp., 3.63%, 02/08/15	1,978	2,102
Principal Financial Group Inc., 7.88%, 05/15/14	4,965	5,520
Principal Life Global Funding II, 1.13%, 09/18/15 (r)	3,820	3,827
Prudential Financial Inc.
2.75%, 01/14/13 (e)	490	493
5.10%, 09/20/14	2,085	2,255
Rabobank Nederland NV, 4.20%, 05/13/14 (r)	1,150	1,210
Regions Financial Corp., 5.75%, 06/15/15	1,330	1,428
Royal Bank of Canada, 0.76%, 04/17/14 (i)	6,195	6,214
Royal Bank of Scotland Group Plc, 2.55%, 09/18/15	2,950	2,985
Santander US Debt SA, 2.49%, 01/18/13 (r)	300	298
Simon Property Group LP, 4.20%, 02/01/15	540	575
SLM Corp, 4.63%, 09/25/17 (e)	6,715	6,812
Societe Generale, 2.50%, 01/15/14 (r)	2,275	2,280
State Street Corp., 0.76%, 03/07/14 (i)	2,700	2,713
Sumitomo Mitsui Banking Corp., 1.90%, 01/12/15 (e) (r)	6,225	6,345
Sun Life Financial Global Funding III LP, 0.60%, 10/06/13 (i) (r)	3,255	3,232
Toronto-Dominion Bank
0.63%, 07/26/13 (i)	2,070	2,074
0.76%, 07/14/14 (i)	2,055	2,065
Toyota Motor Credit Corp., 2.00%, 09/15/16	5,380	5,589
U.S. Bancorp, 2.20%, 11/15/16 (e)	6,490	6,813
UBS AG, 1.45%, 01/28/14 (i)	4,375	4,393
Union Bank NA, 2.13%, 06/16/17	3,630	3,714
Ventas Realty LP, 3.13%, 11/30/15	3,630	3,783
Wachovia Capital Trust III, 5.57%, (callable at 100 beginning 09/06/12) (m)	425	420
WEA Finance LLC, 5.40%, 10/01/12 (r)	550	550
Wells Fargo & Co.
1.25%, 02/13/15 (e)	5,940	6,011
2.10%, 05/08/17 (e)	3,120	3,228
Westpac Banking Corp.
2.10%, 08/02/13	3,250	3,294
1.13%, 09/25/15	5,595	5,606
Woodside Finance Ltd.
5.00%, 11/15/13 (r)	820	853
4.50%, 11/10/14 (r)	3,175	3,367
		322,744
HEALTH CARE - 3.3%
Agilent Technologies Inc.
2.50%, 07/15/13	1,770	1,794
6.50%, 11/01/17	3,125	3,824
Aristotle Holding Inc., 2.75%, 11/21/14 (r)	3,365	3,494
Baxter International Inc., 1.85%, 01/15/17	1,295	1,340
Boston Scientific Corp., 4.50%, 01/15/15 (e)	7,795	8,335
Cardinal Health Inc.
5.50%, 06/15/13	3,460	3,572
1.90%, 06/15/17	1,760	1,791
Celgene Corp., 1.90%, 08/15/17	770	781
Express Scripts Inc.
6.25%, 06/15/14	865	942
3.13%, 05/15/16	1,810	1,930
Gilead Sciences Inc., 2.40%, 12/01/14	2,205	2,280
Life Technologies Corp.
3.38%, 03/01/13	4,620	4,657
3.50%, 01/15/16	1,910	2,010
Takeda Pharmaceutical Co. Ltd., 1.03%, 03/17/15 (r)	4,355	4,389
UnitedHealth Group Inc., 1.88%, 11/15/16	1,535	1,586
Watson Pharmaceuticals Inc.
5.00%, 08/15/14	3,095	3,321
1.88%, 10/01/17	2,505	2,533
WellPoint Inc.
6.00%, 02/15/14	2,525	2,702
1.25%, 09/10/15	1,680	1,692
		52,973
INDUSTRIALS - 1.1%
BAA Funding Ltd., 2.50%, 06/25/15 (r)	3,475	3,545
CSX Corp., 5.75%, 03/15/13	1,760	1,802
GATX Corp.
4.75%, 10/01/12	1,970	1,970
3.50%, 07/15/16	3,365	3,472
Roper Industries Inc., 6.63%, 08/15/13 (l)	1,435	1,507
Southwest Airlines Co., 5.25%, 10/01/14	2,760	2,963
Waste Management Inc.
6.38%, 11/15/12	1,083	1,090
2.60%, 09/01/16	1,300	1,365
		17,714
INFORMATION TECHNOLOGY - 1.3%
Altera Corp., 1.75%, 05/15/17	1,920	1,971
Broadcom Corp.
1.50%, 11/01/13	1,210	1,224
2.38%, 11/01/15	1,590	1,666
Fiserv Inc., 3.13%, 06/15/16	5,315	5,589
Hewlett-Packard Co.
2.63%, 12/09/14	2,755	2,828
2.35%, 03/15/15	1,985	2,023
2.60%, 09/15/17 (e)	2,530	2,538
Xerox Corp.
5.65%, 05/15/13	2,100	2,164
1.26%, 05/16/14 (i)	1,230	1,228
2.95%, 03/15/17 (e)	575	594
		21,825
MATERIALS - 2.2%
ArcelorMittal, 5.38%, 06/01/13	2,620	2,687
Barrick Gold Corp.
6.13%, 09/15/13	3,600	3,787
1.75%, 05/30/14	1,899	1,927
BHP Billiton Finance USA Ltd., 1.00%, 02/24/15 (e)	6,085	6,146
CRH America Inc., 5.30%, 10/15/13	980	1,020
Dow Chemical Co.
6.00%, 10/01/12	1,451	1,451
2.50%, 02/15/16 (e)	2,615	2,725
Eastman Chemical Co., 2.40%, 06/01/17	1,930	2,016
Ecolab Inc., 2.38%, 12/08/14	2,510	2,603
International Paper Co., 5.30%, 04/01/15	2,425	2,647
Rio Tinto Finance USA Ltd., 8.95%, 05/01/14 (l)	3,905	4,399
Rock-Tenn Co., 3.50%, 03/01/20 (r)	3,250	3,312
Teck Resources Ltd., 2.50%, 02/01/18	925	929
		35,649
TELECOMMUNICATION SERVICES - 3.1%
America Movil SAB de CV
3.63%, 03/30/15 (e)	1,580	1,682
2.38%, 09/08/16	2,565	2,669
American Tower Corp., 4.63%, 04/01/15	6,085	6,555

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
AT&T Inc.
0.88%, 02/13/15	2,640	2,663
1.70%, 06/01/17	3,385	3,486
British Telecommunications Plc
5.15%, 01/15/13	2,565	2,598
1.50%, 12/20/13 (i)	2,155	2,169
CC Holdings GS V LLC, 7.75%, 05/01/17 (r)	1,280	1,367
Rogers Wireless Communications Inc., 6.38%, 03/01/14	1,900	2,051
Telecom Italia Capital SA, 5.25%, 11/15/13	4,485	4,625
Telefonica Emisiones SAU
5.86%, 02/04/13 (e)	2,190	2,217
2.58%, 04/26/13	2,590	2,593
Verizon Virginia Inc., 4.63%, 03/15/13	7,365	7,501
Vivendi SA, 2.40%, 04/10/15 (e) (r)	2,490	2,523
Vodafone Group Plc, 1.25%, 09/26/17	5,600	5,608
		50,307
UTILITIES - 3.0%
Abu Dhabi National Energy Co., 5.62%, 10/25/12 (r)	4,410	4,418
Commonwealth Edison Co.
1.63%, 01/15/14	2,485	2,518
1.95%, 09/01/16	1,095	1,134
Dominion Resources Inc.
2.25%, 09/01/15	1,275	1,326
1.95%, 08/15/16	1,465	1,514
1.40%, 09/15/17	4,295	4,307
DTE Energy Co., 1.12%, 06/03/13 (i)	2,210	2,216
Duke Energy Corp., 1.63%, 08/15/17	1,440	1,444
Florida Gas Transmission Co. LLC, 4.00%, 07/15/15 (r)	765	803
Georgia Power Co., 1.30%, 09/15/13 (e)	3,060	3,085
Great Plains Energy Inc., 2.75%, 08/15/13	1,905	1,932
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14 (r)	2,320	2,362
Mississippi Power Co., 2.35%, 10/15/16	1,020	1,068
NextEra Energy Capital Holdings Inc., 1.20%, 06/01/15	1,320	1,328
NiSource Finance Corp.
6.15%, 03/01/13	616	629
5.40%, 07/15/14	2,295	2,460
Northeast Utilities, 5.65%, 06/01/13	3,775	3,901
Progress Energy Inc., 6.05%, 03/15/14	875	939
PSEG Power LLC
2.50%, 04/15/13	2,535	2,563
2.75%, 09/15/16	1,215	1,263
Sempra Energy, 1.15%, 03/15/14 (i)	4,435	4,455
Sierra Pacific Power Co., 5.45%, 09/01/13	2,310	2,411
Southern Co., 1.95%, 09/01/16 (e)	1,370	1,414
		49,490
Total Corporate Bonds and Notes (cost $737,466)		751,243

GOVERNMENT AND AGENCY OBLIGATIONS - 30.9%

GOVERNMENT SECURITIES - 8.6%
Federal Home Loan Mortgage Corp. - 0.7% (w)
Federal Home Loan Mortgage Corp., 0.88%, 10/28/13	11,915	11,999
Federal National Mortgage Association - 0.3% (w)
Federal National Mortgage Association, 1.00%, 09/23/13	4,415	4,448
Municipals - 0.4%
Florida Hurricane Catastrophe Fund Finance Corp., 1.00%, 10/15/12 (i)	6,305	6,305
Treasury Inflation Index Securities - 3.5%
U.S. Treasury Inflation Indexed Note
1.88%, 07/15/13 (n)	46,647	48,021
0.50%, 04/15/15 (n)	8,346	8,769
		56,790
U.S. Treasury Securities - 3.7%
U.S. Treasury Note
0.38%, 11/15/14	3,500	3,509
1.50%, 07/31/16	7,665	7,973
1.00%, 08/31/16 - 10/31/16	38,245	39,056
0.50%, 07/31/17	10,000	9,951
		60,489

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 22.3%

Federal Home Loan Bank - 1.3%
Federal Home Loan Bank, 0.50%, 11/20/15	20,825	20,877
Federal Home Loan Mortgage Corp. - 2.4%
Federal Home Loan Mortgage Corp.
4.00%, 02/01/14 - 06/01/26	2,318	2,468
0.50%, 04/17/15	6,260	6,282
5.00%, 10/01/17 - 12/01/23	6,345	6,840
4.50%, 04/01/18 - 08/01/25	1,858	1,993
5.50%, 10/01/19 - 07/01/20	1,043	1,140
2.41%, 09/01/33 (i)	168	179
2.88%, 09/01/33 (i)	29	31
2.28%, 10/01/34 (i)	74	78
2.38%, 11/01/34 (i)	143	150
2.72%, 11/01/34 (i)	71	76
2.75%, 11/01/34 (i)	50	54
2.87%, 11/01/34 (i)	39	41
2.56%, 01/01/35 (i)	77	82
2.23%, 02/01/35 (i)	75	80
2.37%, 02/01/35 (i)	141	152
2.62%, 02/01/35 (i)	90	96
2.63%, 02/01/35 (i)	43	46
2.67%, 02/01/35 - 03/01/36 (i)	752	806
2.86%, 02/01/35 (i)	77	83
2.76%, 06/01/35 (i)	773	829
2.59%, 09/01/35 (i)	889	940
2.83%, 10/01/35 (i)	563	604
2.60%, 11/01/35 (i)	300	320
6.00%, 11/01/37	3,217	3,537
REMIC, 5.00%, 10/15/21	734	779
REMIC, 0.67%, 05/15/36 (i)	621	627
REMIC, 0.72%, 08/15/41 - 07/15/42 (i)	11,293	11,383
		39,696
Federal National Mortgage Association - 17.1%
Federal National Mortgage Association
0.75%, 12/19/14	13,110	13,231
0.50%, 07/02/15	3,425	3,435
5.50%, 01/01/17 - 05/01/40	52,615	57,727
0.88%, 08/28/17 - 10/26/17	19,895	19,995
5.00%, 07/01/19 - 07/01/41	28,259	30,850
4.50%, 04/01/23 - 10/01/26	45,864	49,835
4.00%, 02/01/25 - 10/01/26	25,569	27,410
3.50%, 12/01/25 - 01/01/27	28,519	30,375
3.00%, 07/01/27	13,339	14,173
2.73%, 03/01/33 - 03/01/36 (i)	299	321
2.17%, 06/01/33 - 02/01/36 (i)	1,045	1,113
2.33%, 06/01/33 (i)	620	662
2.36%, 07/01/33 (i)	47	50
3.00%, 09/01/33 (i)	5	6
2.35%, 12/01/33 (i)	762	799
2.57%, 12/01/33 - 01/01/35 (i)	83	89
2.44%, 04/01/34 (i)	14	15
2.60%, 04/01/34 - 02/01/35 (i)	5,685	6,062
2.46%, 10/01/34 - 12/01/34 (i)	96	103
2.30%, 11/01/34 - 07/01/35 (i)	488	522
2.49%, 11/01/34 - 03/01/35 (i)	950	1,019

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
2.58%, 11/01/34 (i)	170	181
2.67%, 01/01/35 - 08/01/35 (i)	720	770
2.32%, 02/01/35 (i)	238	255
1.95%, 04/01/35 (i)	478	503
2.93%, 04/01/35 (i)	166	177
3.11%, 04/01/35 (i)	483	512
2.52%, 05/01/35 (i)	780	823
2.53%, 05/01/35 (i)	314	331
2.79%, 05/01/35 (i)	87	93
2.42%, 06/01/35 (i)	748	795
2.69%, 06/01/35 (i)	586	629
2.94%, 07/01/35 (i)	551	593
2.13%, 08/01/35 (i)	1,300	1,371
2.50%, 11/01/35 (i)	837	891
2.56%, 11/01/35 (i)	371	396
2.63%, 02/01/36 (i)	459	493
2.86%, 03/01/36 (i)	723	774
6.00%, 04/01/36 - 05/01/37	1,066	1,182
REMIC, 5.00%, 08/25/19 - 11/25/21	4,297	4,596
REMIC, 0.67%, 07/25/42 (i)	6,242	6,270
		279,427
Government National Mortgage Association - 1.5%
Government National Mortgage Association
7.00%, 12/15/17	449	470
5.50%, 07/15/20	210	227
3.00%, 09/20/27	9,920	10,669
REMIC, 0.67%, 07/16/42 (i)	12,302	12,399
		23,765
Total Government and Agency Obligations (cost $496,185)		503,796

INVESTMENT COMPANIES - 0.0%
T. Rowe Price Term Asset-Backed Securities Loan Facility (a) (f) (q)	258	5

Total Investment Companies (cost $0)		5

SHORT TERM INVESTMENTS - 9.0%

Certificates of Deposit - 0.3%
Svenska Handelsbanken, 0.84%, 03/18/13 (i)	$4,200	4,208

Investment Companies - 7.2%
JNL Money Market Fund, 0.06% (a) (h)	8,000	8,000
T. Rowe Price Reserves Investment Fund, 0.10% (a) (h)	109,878	109,878
		117,878
Securities Lending Collateral - 1.5%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	25,292	25,292

Total Short Term Investments (cost $147,370)		147,378

Total Investments - 102.1% (cost $1,641,121)		1,664,200
Other Assets and Liabilities, Net - (2.1%)		(34,589)
Total Net Assets - 100.0%		$1,629,611

JNL/T. Rowe Price Value Fund

COMMON STOCKS - 98.5%

CONSUMER DISCRETIONARY - 8.9%
Apollo Group Inc. - Class A (c)	151	$4,389
Cablevision Systems Corp. - Class A	114	1,801
Carnival Corp.	460	16,770
Charter Communications Inc. - Class A (c)	59	4,452
Comcast Corp. - Class A	147	5,251
Comcast Corp. - Special Class A	413	14,372
Discovery Communications Inc. - Class C (c)	141	7,890
General Motors Co. (c)	587	13,359
Kohl’s Corp.	390	19,991
Lowe’s Cos. Inc.	258	7,793
Time Warner Cable Inc.	185	17,577
Time Warner Inc.	228	10,353
TRW Automotive Holdings Corp. (c)	226	9,870
Walt Disney Co.	224	11,721
		145,589
CONSUMER STAPLES - 6.2%
Archer-Daniels-Midland Co.	366	9,945
Avon Products Inc.	505	8,056
Dr. Pepper Snapple Group Inc.	262	11,667
Energizer Holdings Inc.	95	7,073
Kellogg Co.	154	7,956
Kroger Co.	209	4,922
PepsiCo Inc.	210	14,869
Procter & Gamble Co.	537	37,274
		101,762
ENERGY - 9.7%
Anadarko Petroleum Corp.	12	818
Apache Corp.	83	7,160
Chevron Corp.	271	31,611
Consol Energy Inc.	285	8,567
Devon Energy Corp.	112	6,782
ENI SpA (e)	77	1,692
Hess Corp.	49	2,605
Newfield Exploration Co. (c)	220	6,884
Phillips 66	392	18,154
Pioneer Natural Resources Co.	60	6,270
Southwestern Energy Co. (c)	232	8,062
Spectra Energy Corp.	431	12,663
Valero Energy Corp.	747	23,678
Weatherford International Ltd. (c)	271	3,431
Williams Cos. Inc.	604	21,111
		159,488
FINANCIALS - 22.9%
Allstate Corp.	334	13,210
American Express Co.	171	9,712
Ameriprise Financial Inc.	165	9,360
Assured Guaranty Ltd.	480	6,539
Bank of America Corp.	3,000	26,487
BlackRock Inc.	38	6,686
Capital One Financial Corp.	181	10,330
Charles Schwab Corp.	109	1,395
CIT Group Inc. (c)	165	6,488
Goldman Sachs Group Inc.	38	4,320
Invesco Ltd. (e)	285	7,125
JPMorgan Chase & Co.	1,383	55,976
Lazard Ltd. - Class A (e)	222	6,498
Marsh & McLennan Cos. Inc.	168	5,693
MetLife Inc.	851	29,329
Moody’s Corp.	686	30,318
Morgan Stanley	1,074	17,982
Northern Trust Corp.	86	3,969
PNC Financial Services Group Inc.	140	8,802
Progressive Corp.	279	5,778
Regions Financial Corp.	883	6,368
SLM Corp.	1,117	17,559
St. Joe Co. (c) (e)	136	2,658
Sun Life Financial Inc. (e)	131	3,039
SunTrust Banks Inc.	503	14,211
Travelers Cos. Inc.	81	5,529
U.S. Bancorp	764	26,191

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Wells Fargo & Co.	238	8,208
Weyerhaeuser Co.	484	12,644
XL Group Plc	610	14,668
		377,072
HEALTH CARE - 18.4%
Amgen Inc.	204	17,193
CIGNA Corp.	116	5,472
Covidien Plc	400	23,774
Gilead Sciences Inc. (c)	35	2,321
HCA Holdings Inc.	111	3,696
Johnson & Johnson	725	49,946
Merck & Co. Inc.	1,226	55,293
Pfizer Inc.	3,392	84,299
Quest Diagnostics Inc.	179	11,373
Thermo Fisher Scientific Inc.	561	33,009
UnitedHealth Group Inc.	180	9,996
WellPoint Inc.	122	7,048
		303,420
INDUSTRIALS - 9.2%
3M Co.	125	11,562
Boeing Co.	322	22,432
Canadian Pacific Railway Ltd.	28	2,337
Emerson Electric Co.	265	12,777
General Electric Co.	1,644	37,326
Honeywell International Inc.	304	18,188
Ingersoll-Rand Plc	118	5,293
Raytheon Co.	149	8,523
Union Pacific Corp.	24	2,825
United Continental Holdings Inc. (c) (e)	851	16,602
United Technologies Corp.	168	13,114
		150,979
INFORMATION TECHNOLOGY - 7.1%
Cisco Systems Inc.	1,543	29,454
Corning Inc.	232	3,056
Dell Inc.	732	7,219
Micron Technology Inc. (c)	690	4,129
Microsoft Corp.	298	8,863
Nvidia Corp. (c)	620	8,267
Oracle Corp.	358	11,286
SanDisk Corp. (c)	39	1,707
TE Connectivity Ltd.	87	2,955
Texas Instruments Inc.	1,002	27,594
Visa Inc.	92	12,300
		116,830
MATERIALS - 6.0%
Celanese Corp. - Class A	347	13,166
Crown Holdings Inc. (c)	198	7,262
International Paper Co.	812	29,485
LyondellBasell Industries NV	616	31,828
Owens-Illinois Inc. (c)	277	5,196
Potash Corp. of Saskatchewan Inc.	251	10,898
		97,835
TELECOMMUNICATION SERVICES - 3.6%
AT&T Inc.	1,433	54,017
Telefonica SA (e)	69	925
Vodafone Group Plc	1,677	4,764
		59,706
UTILITIES - 6.5%
AES Corp.	1,873	20,549
American Electric Power Co. Inc.	183	8,024
CenterPoint Energy Inc. (e)	258	5,504
Entergy Corp.	208	14,421
Exelon Corp.	504	17,943
GenOn Energy Inc. (c)	998	2,524
MDU Resources Group Inc.	770	16,964
NRG Energy Inc.	1,000	21,386
		107,315
Total Common Stocks (cost $1,450,833)		1,619,996

PREFERRED STOCKS - 0.4%

FINANCIALS - 0.4%
Fifth Third Bancorp, Convertible Preferred, 8.50%, Series G (m)	49	6,651

Total Preferred Stocks (cost $4,743)		6,651

SHORT TERM INVESTMENTS - 1.6%

Investment Companies - 1.0%
JNL Money Market Fund, 0.06% (a) (h)	1,814	1,814
T. Rowe Price Reserves Investment Fund, 0.10% (a) (h)	14,288	14,288
		16,102
Securities Lending Collateral - 0.6%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	10,751	10,751

Total Short Term Investments (cost $26,853)		26,853

Total Investments - 100.5% (cost $1,482,429)		1,653,500
Other Assets and Liabilities, Net - (0.5%)		(8,547)
Total Net Assets - 100.0%		$1,644,953

JNL/UBS Large Cap Select Growth Fund

COMMON STOCKS - 98.3%

CONSUMER DISCRETIONARY - 20.4%
Amazon.com Inc. (c)	75	$19,023
DIRECTV (c)	186	9,763
Discovery Communications Inc. - Class A (c)	29	1,717
Dollar General Corp. (c)	204	10,514
Las Vegas Sands Corp.	275	12,733
Lululemon Athletica Inc. (c) (e)	110	8,163
Michael Kors Holdings Ltd.	72	3,845
Nike Inc. - Class B	101	9,558
Priceline.com Inc. (c)	20	12,622
Ralph Lauren Corp. - Class A	76	11,539
		99,477
CONSUMER STAPLES - 6.6%
CVS Caremark Corp.	246	11,906
Estee Lauder Cos. Inc.	233	14,370
Monster Beverage Corp. (c)	111	5,996
		32,272
ENERGY - 8.3%
Cabot Oil & Gas Corp. - Class A	114	5,127
Concho Resources Inc. (c)	123	11,673
EOG Resources Inc.	36	3,989
FMC Technologies Inc. (c)	280	12,964
Schlumberger Ltd.	94	6,821
		40,574

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
HEALTH CARE - 12.8%
Agilent Technologies Inc.	273	10,478
Allergan Inc.	187	17,107
Biogen Idec Inc. (c)	41	6,104
Gilead Sciences Inc. (c)	180	11,906
Intuitive Surgical Inc. (c)	8	3,916
UnitedHealth Group Inc.	233	12,927
		62,438
INDUSTRIALS - 9.7%
Cummins Inc.	71	6,547
Danaher Corp.	209	11,510
IHS Inc. - Class A (c)	26	2,522
Roper Industries Inc.	43	4,725
Union Pacific Corp.	81	9,579
United Technologies Corp.	158	12,354
		47,237
INFORMATION TECHNOLOGY – 37.7%
Apple Inc.	66	43,839
Baidu.com - ADR (c)	80	9,322
eBay Inc. (c)	132	6,405
Facebook Inc. - Class A (c) (e)	342	7,394
Google Inc. - Class A (c)	23	17,580
MasterCard Inc. - Class A	21	9,662
MercadoLibre Inc.	51	4,243
NetApp Inc. (c)	343	11,271
QUALCOMM Inc.	276	17,266
Riverbed Technology Inc. (c)	83	1,938
Salesforce.com Inc. (c)	66	10,108
Teradata Corp. (c)	97	7,277
VeriSign Inc. (c)	82	4,002
Visa Inc. - Class A	163	21,847
VMware Inc. - Class A (c)	115	11,115
		183,269
MATERIALS - 1.5%
Sherwin-Williams Co.	49	7,297

TELECOMMUNICATION SERVICES - 1.3%
Crown Castle International Corp. (c)	94	6,051

Total Common Stocks (cost $446,738)		478,615

INVESTMENT COMPANIES - 0.1%
iShares Russell 1000 Growth Fund	5	300

Total Investment Companies (cost $301)		300

SHORT TERM INVESTMENTS - 1.9%

Investment Company - 0.5%
JNL Money Market Fund, 0.06% (a) (h)	2,187	2,187

Securities Lending Collateral - 1.4%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	6,834	6,834

Total Short Term Investments (cost $9,021)		9,021

Total Investments - 100.3% (cost $456,060)		487,936
Other Assets and Liabilities, Net - (0.3%)		(1,250)
Total Net Assets - 100.0%		$486,686

JNL/WMC Balanced Fund

Common Stocks - 64.7%

Consumer Discretionary - 7.4%
Comcast Corp. - Class A	1,034	$37,003
Ford Motor Co.	1,105	10,893
J.C. Penney Co. Inc. (e)	215	5,233
Johnson Controls Inc.	265	7,265
Lowe’s Cos. Inc.	729	22,045
Mattel Inc.	390	13,842
Omnicom Group Inc.	222	11,467
Target Corp.	293	18,603
Time Warner Inc.	493	22,341
Viacom Inc. - Class B	109	5,837
Walt Disney Co.	358	18,696
		173,225
CONSUMER STAPLES - 5.3%
CVS Caremark Corp.	412	19,972
General Mills Inc.	351	13,991
PepsiCo Inc.	433	30,649
Philip Morris International Inc.	218	19,609
Procter & Gamble Co.	345	23,917
Unilever NV - ADR	468	16,616
		124,754
ENERGY - 7.9%
Anadarko Petroleum Corp.	301	21,021
Baker Hughes Inc.	318	14,377
BP Plc - ADR	327	13,834
Chevron Corp.	345	40,213
EnCana Corp.	504	11,037
Exxon Mobil Corp.	622	56,897
Occidental Petroleum Corp.	236	20,320
Ultra Petroleum Corp. (c) (e)	270	5,939
		183,638
FINANCIALS - 11.9%
ACE Ltd.	303	22,941
American International Group Inc. (c)	221	7,244
Ameriprise Financial Inc.	309	17,499
BB&T Corp.	558	18,507
BlackRock Inc.	91	16,231
Chubb Corp.	98	7,441
Goldman Sachs Group Inc.	25	2,886
JPMorgan Chase & Co.	1,201	48,606
MetLife Inc.	361	12,455
NYSE Euronext	513	12,644
PNC Financial Services Group Inc.	402	25,379
Principal Financial Group Inc.	411	11,064
Prudential Financial Inc.	176	9,583
Rayonier Inc. (e)	183	8,955
Wells Fargo & Co.	1,648	56,909
		278,344
HEALTH CARE - 9.6%
Cardinal Health Inc.	447	17,439
Eli Lilly & Co.	588	27,872
Johnson & Johnson	576	39,660
Medtronic Inc.	604	26,038
Merck & Co. Inc.	1,204	54,307
Pfizer Inc.	1,896	47,104
Teva Pharmaceutical Industries Ltd. - ADR	281	11,628
		224,048
INDUSTRIALS - 6.5%
Avery Dennison Corp.	297	9,460
Deere & Co.	236	19,452
Eaton Corp. (e)	276	13,026
FedEx Corp.	187	15,793
General Dynamics Corp.	89	5,911
General Electric Co.	1,036	23,534
Honeywell International Inc.	311	18,598
Siemens AG - ADR (e)	122	12,240

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
United Continental Holdings Inc. (c)	521	10,163
United Parcel Service Inc. - Class B	187	13,378
Waste Management Inc.	313	10,056
		151,611
INFORMATION TECHNOLOGY - 9.5%
Accenture Plc - Class A	205	14,330
Activision Blizzard Inc.	354	3,996
Automatic Data Processing Inc.	251	14,736
Avnet Inc. (c)	391	11,365
Cisco Systems Inc.	767	14,648
Corning Inc.	410	5,398
eBay Inc. (c)	303	14,669
Intel Corp.	859	19,474
International Business Machines Corp.	177	36,813
Microsoft Corp.	1,333	39,684
Oracle Corp.	404	12,735
QUALCOMM Inc.	178	11,106
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	570	9,017
Texas Instruments Inc.	496	13,660
		221,631
MATERIALS - 1.9%
Air Products & Chemicals Inc.	145	11,992
Ball Corp.	88	3,705
Barrick Gold Corp.	246	10,279
Dow Chemical Co.	611	17,681
		43,657
TELECOMMUNICATION SERVICES - 2.1%
AT&T Inc.	1,279	48,210

UTILITIES - 2.6%
Dominion Resources Inc.	380	20,133
Edison International	227	10,394
Exelon Corp.	321	11,431
Xcel Energy Inc.	675	18,711
		60,669
Total Common Stocks (cost $1,304,318)		1,509,787

NON-U.S. GOVERNMENT AGENCY ASSET-BACKED SECURITIES - 1.1%
Ally Auto Receivables Trust, 1.35%, 12/15/15	$275	279
Ally Master Owner Trust, 1.44%, 02/15/17	3,000	3,031
AmeriCredit Automobile Receivables Trust
3.34%, 04/08/16	455	475
1.23%, 09/08/16	470	475
Avis Budget Rental Car Funding AESOP LLC, 2.09%, 04/20/15 (r)	1,375	1,400
Banc of America Commercial Mortgage Inc. REMIC, 5.36%, 09/10/47 (i)	1,200	1,352
Bear Stearns Commercial Mortgage Securities Inc. REMIC
5.71%, 04/12/38 (i)	168	193
5.20%, 12/11/38	780	899
5.62%, 03/11/39 (i)	915	1,040
5.54%, 09/11/41	600	693
Citibank Credit Card Issuance Trust, 5.65%, 09/20/19	750	918
Commercial Mortgage Pass-Through Certificates REMIC, 3.15%, 08/15/45	885	935
Continental Airlines Inc. Pass-Through Trust - Class A, 5.98%, 04/19/22	255	285
DBUBS Mortgage Trust REMIC, 3.74%, 11/10/46 (r)	2,586	2,812
Ford Credit Floorplan Master Owner Trust
1.87%, 12/15/14 (i) (r)	1,000	1,003
1.92%, 01/15/19	1,545	1,591
GS Mortgage Securities Corp. II REMIC, 4.75%, 07/10/39	900	979
JPMorgan Chase Commercial Mortgage Securities Corp. REMIC
5.89%, 09/11/38 (i)	540	621
5.54%, 10/12/41	545	632
5.48%, 12/12/44 (i)	225	254
Marriott Vacation Club Trust, 5.36%, 10/20/28 (r)	16	16
Merrill Lynch Mortgage Trust REMIC
5.05%, 07/12/38 (i)	500	557
5.85%, 05/12/39 (i)	900	1,036
Morgan Stanley Capital I REMIC, 5.82%, 06/11/42 (i)	200	237
OBP Depositor LLC Trust, 4.65%, 07/15/45 (r)	495	583
SBA Tower Trust
4.25%, 04/15/15 (r)	420	442
REMIC, 2.93%, 12/15/17 (r)	1,155	1,187
Southwest Airlines Co., 6.15%, 08/01/22	206	234
World Omni Automobile Lease Securitization Trust, 1.49%, 10/15/14	680	685

Total Non-U.S. Government Agency Asset-Backed Securities (cost $23,287)		24,844

CORPORATE BONDS AND NOTES - 7.4%

CONSUMER DISCRETIONARY - 1.2%
AutoZone Inc.
4.00%, 11/15/20 (e)	1,000	1,091
3.70%, 04/15/22	495	522
CBS Corp.
5.75%, 04/15/20 (e)	805	968
4.30%, 02/15/21	525	583
3.38%, 03/01/22 (e)	3,305	3,453
Comcast Corp.
6.50%, 01/15/17	750	909
6.55%, 07/01/39	375	491
4.65%, 07/15/42 (e)	1,125	1,203
Daimler Finance North America LLC
2.63%, 09/15/16 (r)	1,400	1,461
2.25%, 07/31/19 (r)	1,580	1,573
8.50%, 01/18/31 (e)	300	475
DIRECTV Holdings LLC
3.13%, 02/15/16	900	947
6.38%, 03/01/41	635	743
5.15%, 03/15/42	1,300	1,323
Discovery Communications LLC, 4.95%, 05/15/42	195	212
Grupo Televisa SA, 6.63%, 01/15/40	375	495
Harley-Davidson Financial Services Inc., 2.70%, 03/15/17 (r)	735	761
Johnson Controls Inc., 3.75%, 12/01/21	1,000	1,058
Lowe’s Cos. Inc., 6.65%, 09/15/37	420	577
NBCUniversal Media LLC, 2.88%, 04/01/16	1,700	1,801
News America Inc., 4.50%, 02/15/21 (e)	850	959
Time Warner Cable Inc.
5.85%, 05/01/17	270	322
5.00%, 02/01/20 (e)	1,500	1,739
4.50%, 09/15/42	525	524
Time Warner Inc., 4.88%, 03/15/20	500	577
Viacom Inc.
2.50%, 12/15/16	1,100	1,159
6.88%, 04/30/36	670	885
		26,811
CONSUMER STAPLES - 0.7%
Altria Group Inc., 4.75%, 05/05/21	895	1,024

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
Anheuser-Busch InBev Worldwide Inc.
6.88%, 11/15/19	680	900
5.38%, 01/15/20 (e)	170	211
BAT International Finance Plc, 3.25%, 06/07/22 (e) (r)	1,945	1,996
CVS Caremark Corp.
6.13%, 08/15/16	400	474
5.75%, 06/01/17	245	295
Dr. Pepper Snapple Group Inc., 2.90%, 01/15/16 (e)	247	262
Kellogg Co., 4.00%, 12/15/20	1,300	1,457
Kraft Foods Group Inc.
2.25%, 06/05/17 (r)	375	386
3.50%, 06/06/22 (r)	360	380
5.00%, 06/04/42 (r)	410	457
Molson Coors Brewing Co.
2.00%, 05/01/17	40	41
3.50%, 05/01/22 (e)	115	122
5.00%, 05/01/42	320	358
Mondelez International Inc., 5.38%, 02/10/20	1,000	1,206
PepsiCo Inc., 3.13%, 11/01/20	1,800	1,937
SABMiller Holdings Inc.
6.50%, 07/15/18 (r)	600	753
4.95%, 01/15/42 (r)	200	233
Wal-Mart Stores Inc, 3.63%, 07/08/20	2,300	2,584
WM Wrigley Jr. Co., 3.70%, 06/30/14 (r)	925	954
		16,030
ENERGY - 0.3%
BP Capital Markets Plc
4.75%, 03/10/19 (e)	675	784
3.25%, 05/06/22	1,000	1,058
EOG Resources Inc., 5.63%, 06/01/19	190	233
Gazprom Neft OAO Via GPN Capital SA, 4.38%, 09/19/22 (r)	750	746
Motiva Enterprises LLC, 5.75%, 01/15/20 (r)	75	90
Occidental Petroleum Corp., 4.10%, 02/01/21	941	1,085
Shell International Finance BV
3.10%, 06/28/15 (e)	400	428
4.38%, 03/25/20	675	791
StatoilHydro ASA, 5.25%, 04/15/19	215	261
TransCanada Pipelines Ltd., 3.80%, 10/01/20	975	1,095
		6,571
FINANCIALS - 3.5%
Ace Capital Trust II, 9.70%, 04/01/30 (e)	525	752
American Express Centurion Bank, 6.00%, 09/13/17	850	1,031
American Express Credit Corp.
2.75%, 09/15/15	500	527
2.38%, 03/24/17 (e)	1,025	1,078
American Honda Finance Corp., 2.50%, 09/21/15 (r)	1,000	1,039
Ameriprise Financial Inc., 5.30%, 03/15/20	170	200
ASIF Global Financing XIX, 4.90%, 01/17/13 (r)	500	502
AXA SA, 8.60%, 12/15/30 (e)	425	514
Bank of America Corp.
6.50%, 08/01/16	2,000	2,313
5.42%, 03/15/17	700	757
7.63%, 06/01/19	800	999
5.70%, 01/24/22	1,000	1,175
5.88%, 02/07/42	300	351
Bank of Montreal, 2.50%, 01/11/17	2,650	2,786
Bank of New York Mellon Corp.
4.30%, 05/15/14	240	255
5.45%, 05/15/19	500	594
Bank of Nova Scotia, 3.40%, 01/22/15	625	664
Barclays Bank Plc, 6.75%, 05/22/19	320	391
Canadian Imperial Bank of Commerce, 2.35%, 12/11/15 (e)	1,300	1,367
Capital One Financial Corp.
2.15%, 03/23/15	895	918
4.75%, 07/15/21 (e)	1,500	1,703
CDP Financial, 4.40%, 11/25/19 (r)	600	689
Citigroup Inc.
5.50%, 10/15/14	515	555
4.59%, 12/15/15	535	580
5.85%, 08/02/16 (e)	1,300	1,467
4.45%, 01/10/17	1,000	1,098
6.13%, 05/15/18	245	290
8.50%, 05/22/19	400	529
8.13%, 07/15/39	115	171
5.88%, 01/30/42	165	199
Comerica Inc., 3.00%, 09/16/15 (e)	95	101
Credit Agricole SA, 3.50%, 04/13/15 (e) (r)	740	757
Credit Suisse New York, 3.50%, 03/23/15	345	365
Deutsche Bank AG London, 3.45%, 03/30/15 (e)	500	527
Discover Financial Services, 6.45%, 06/12/17 (e)	90	102
Eaton Vance Corp., 6.50%, 10/02/17	160	193
Enel Finance International SA, 6.80%, 09/15/37 (r)	235	228
ERAC USA Finance LLC
2.25%, 01/10/14 (r)	375	380
2.75%, 03/15/17 (r)	340	350
4.50%, 08/16/21 (r)	620	677
5.63%, 03/15/42 (r)	1,200	1,283
ERP Operating LP, 4.75%, 07/15/20 (e)	765	875
Everest Reinsurance Holdings Inc., 5.40%, 10/15/14	215	224
General Electric Capital Corp.
5.63%, 09/15/17	1,700	2,002
4.63%, 01/07/21 (e)	1,000	1,117
4.65%, 10/17/21	500	560
3.15%, 09/07/22 (e)	2,840	2,853
Goldman Sachs Group Inc.
5.35%, 01/15/16 (e)	900	994
5.63%, 01/15/17	1,350	1,488
5.75%, 01/24/22 (e)	1,445	1,664
6.25%, 02/01/41	940	1,088
HCP Inc., 6.00%, 01/30/17	365	420
HSBC Bank Plc, 4.13%, 08/12/20 (e) (r)	900	991
HSBC Bank USA, 5.88%, 11/01/34	250	284
HSBC Holdings Plc
4.00%, 03/30/22	870	933
6.10%, 01/14/42 (e)	1,200	1,578
ING Bank NV
2.00%, 10/18/13 (e) (r)	1,850	1,868
3.75%, 03/07/17 (r)	1,600	1,686
JPMorgan Chase & Co.
3.40%, 06/24/15	1,800	1,910
6.30%, 04/23/19	475	584
6.40%, 05/15/38	425	550
5.40%, 01/06/42 (e)	540	628
Kimco Realty Corp., 5.78%, 03/15/16	345	386
Kreditanstalt fuer Wiederaufbau, 1.25%, 10/26/15 (e)	2,000	2,045
Liberty Mutual Insurance Co., 7.88%, 10/15/26 (r)	475	584
Liberty Property LP, 6.63%, 10/01/17	225	268
Lloyds TSB Bank Plc., 4.38%, 01/12/15 (r)	625	662
MassMutual Global Funding II, 2.88%, 04/21/14 (r)	172	178
MetLife Global Funding I Inc., 2.50%, 09/29/15 (r)	1,200	1,249

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
MetLife Inc., 4.13%, 08/13/42	265	261
Morgan Stanley
6.00%, 05/13/14 (e)	298	316
5.45%, 01/09/17	1,000	1,091
National Rural Utilities Cooperative Finance Corp.
5.45%, 02/01/18 (e)	1,000	1,204
3.05%, 02/15/22	445	471
Nordea Bank AB, 3.70%, 11/13/14 (r)	345	362
Northern Trust Corp., 3.45%, 11/04/20 (e)	490	532
PNC Funding Corp., 5.40%, 06/10/14	525	565
Private Export Funding Corp., 2.25%, 12/15/17	1,985	2,121
Prudential Financial Inc.
5.50%, 03/15/16	425	478
6.00%, 12/01/17	450	533
Rabobank Nederland NV, 3.20%, 03/11/15 (r)	750	785
Realty Income Corp.
6.75%, 08/15/19	355	434
5.75%, 01/15/21	335	390
Simon Property Group LP
4.20%, 02/01/15 (e)	600	639
6.10%, 05/01/16	325	375
Sovereign Bank, 8.75%, 05/30/18	450	517
Standard Chartered Plc, 3.85%, 04/27/15 (r)	265	280
Svenska Handelsbanken AB
4.88%, 06/10/14 (r)	700	742
2.88%, 04/04/17 (e)	2,000	2,105
Toyota Motor Credit Corp., 2.80%, 01/11/16	1,020	1,083
U.S. Bank NA, 4.95%, 10/30/14	450	488
UBS AG, 4.88%, 08/04/20	1,700	1,901
Wachovia Corp.
5.25%, 08/01/14	500	537
5.75%, 06/15/17	1,500	1,798
WEA Finance LLC, 7.13%, 04/15/18 (r)	350	428
Wells Fargo & Co., 3.50%, 03/08/22	2,015	2,149
		82,711
HEALTH CARE - 0.6%
Aetna Inc., 1.75%, 05/15/17 (e)	55	56
Amgen Inc., 5.15%, 11/15/41	1,200	1,337
Aristotle Holding Inc., 2.65%, 02/15/17 (r)	1,897	1,988
Express Scripts Inc., 6.25%, 06/15/14	160	174
GlaxoSmithKline Capital Plc
1.50%, 05/08/17	480	488
2.85%, 05/08/22	1,255	1,304
Kaiser Foundation Hospitals
3.50%, 04/01/22	235	249
4.88%, 04/01/42	455	518
Pfizer Inc., 6.20%, 03/15/19	700	892
Roche Holdings Inc., 6.00%, 03/01/19 (l) (r)	750	942
Sanofi-Aventis SA, 4.00%, 03/29/21	1,025	1,171
Thermo Fisher Scientific Inc., 3.25%, 11/20/14	140	147
UnitedHealth Group Inc.
5.50%, 11/15/12	379	381
3.88%, 10/15/20	600	660
4.63%, 11/15/41	1,040	1,123
WellPoint Inc.
4.35%, 08/15/20	1,000	1,097
3.30%, 01/15/23	290	293
		12,820
INDUSTRIALS - 0.2%
Cargill Inc., 4.31%, 05/14/21 (r)	517	573
Deere & Co., 4.38%, 10/16/19	185	215
FedEx Corp., 2.63%, 08/01/22 (e)	190	190
Hutchison Whampoa International 11 Ltd., 3.50%, 01/13/17 (r)	920	976
Penske Truck Leasing Co. LP, 2.50%, 07/11/14 (r)	276	278
Pitney Bowes Inc., 5.75%, 09/15/17 (e)	385	420
Raytheon Co., 1.63%, 10/15/15	835	855
Siemens Financieringsmaatschappij NV, 5.75%, 10/17/16 (r)	675	795
Southwest Airlines Co., 5.75%, 12/15/16 (e)	500	572
United Technologies Corp., 3.10%, 06/01/22	225	240
		5,114
INFORMATION TECHNOLOGY - 0.2%
Cisco Systems Inc., 4.45%, 01/15/20	500	587
Dell Inc., 5.88%, 06/15/19 (e)	460	544
eBay Inc., 2.60%, 07/15/22	715	720
Hewlett-Packard Co.
3.75%, 12/01/20 (e)	1,000	997
4.30%, 06/01/21 (e)	1,000	1,020
Oracle Corp., 6.13%, 07/08/39	500	687
Xerox Corp.
8.25%, 05/15/14	345	383
6.75%, 02/01/17	75	88
6.35%, 05/15/18 (e)	50	59
5.63%, 12/15/19	30	34
		5,119
MATERIALS - 0.0%
Agrium Inc., 6.13%, 01/15/41 (e)	210	264

TELECOMMUNICATION SERVICES - 0.3%
America Movil SAB de CV
3.13%, 07/16/22	400	412
4.38%, 07/16/42 (e)	330	342
AT&T Inc.
6.80%, 05/15/36	150	203
6.55%, 02/15/39	155	210
BellSouth Corp., 6.55%, 06/15/34	300	363
BellSouth Telecommunications Inc., 7.00%, 12/01/95	70	88
Deutsche Telekom International Finance BV
2.25%, 03/06/17 (r)	495	506
8.75%, 06/15/30 (l)	275	414
4.88%, 03/06/42 (r)	705	758
France Telecom SA, 4.13%, 09/14/21	250	276
SBC Communications, 6.45%, 06/15/34	480	626
Verizon Communications Inc.
3.50%, 11/01/21 (e)	735	811
4.75%, 11/01/41 (e)	265	305
Verizon Global Funding Corp., 7.75%, 12/01/30	500	743
Virgin Media Secured Finance Plc, 5.25%, 01/15/21 (e)	460	534
Vodafone Group Plc, 5.45%, 06/10/19	600	738
		7,329
UTILITIES - 0.4%
Abu Dhabi National Energy Co., 5.88%, 10/27/16 (r)	195	220
Atmos Energy Corp., 6.35%, 06/15/17	385	465
Colorado Public Service Co., 5.13%, 06/01/19	500	604
Consolidated Edison Co. of New York Inc., 5.30%, 12/01/16	250	291
Duke Energy Carolinas LLC, 4.30%, 06/15/20	875	1,009
Florida Power & Light Co., 5.25%, 02/01/41	1,465	1,866
Indianapolis Power & Light Co. (insured by AMBAC Assurance Corp.), 6.60%, 06/01/37 (r)	500	649
MidAmerican Energy Co., 6.13%, 04/01/36	350	448
Niagara Mohawk Power Corp., 3.55%, 10/01/14 (r)	415	435
Oncor Electric Delivery Co. LLC, 5.25%, 09/30/40	325	347
Pennsylvania Electric Co., 5.20%, 04/01/20	600	676

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
PPL Electric Utilities Corp., 6.25%, 05/15/39	60	83
Public Service Electric & Gas Co., 2.70%, 05/01/15 (e)	230	242
San Diego Gas & Electric Co.
6.00%, 06/01/39 (e)	100	139
5.35%, 05/15/40 (e)	800	1,041
South Carolina Electric & Gas Co., 4.35%, 02/01/42	730	785
Southern California Edison Co., 5.55%, 01/15/37	500	641
		9,941
Total Corporate Bonds and Notes (cost $156,708)		172,710

GOVERNMENT AND AGENCY OBLIGATIONS - 27.7%

GOVERNMENT SECURITIES - 13.2%
Federal Home Loan Mortgage Corp. - 0.2% (w)
Federal Home Loan Mortgage Corp., 3.50%, 05/29/13	5,000	5,109
Municipals - 0.7%
Bay Area Toll Authority, 6.26%, 04/01/49	975	1,372
City of Chicago O’Hare International Airport, RB, 6.85%, 01/01/38	700	803
Dallas Area Rapid Transit, RB, 6.00%, 12/01/44	890	1,225
Illinois State Toll Highway Municipal Bond, 6.18%, 01/01/34	565	717
Irvine Ranch Water District Joint Powers Agency, 2.61%, 03/15/14	545	562
Los Angeles Unified School District, 5.75%, 07/01/34	800	943
Maryland Transportation Authority, 5.89%, 07/01/43	270	360
Massachusetts School Building Authority, 5.72%, 08/15/39	500	645
Metropolitan Transportation Authority
7.34%, 11/15/39	75	113
6.09%, 11/15/40	405	522
New Jersey State Turnpike Authority, 7.41%, 01/01/40	705	1,040
New York State Thruway Authority, RB, 5.88%, 04/01/30	840	1,083
North Texas Tollway Authority, 6.72%, 01/01/49	850	1,153
Oregon School Boards Association (insured by AMBAC Assurance Corp.), 4.76%, 06/30/28	420	497
Oregon State Department of Transportation, 5.83%, 11/15/34	255	331
Port Authority of New York & New Jersey, GO
5.86%, 12/01/24	180	233
6.04%, 12/01/29	105	134
San Antonio Texas Electric & Gas, RB, 5.99%, 02/01/39	135	180
State of California
7.55%, 04/01/39	200	271
7.63%, 03/01/40	400	544
State of Utah, 3.29%, 07/01/20	1,000	1,105
University of California, 6.58%, 05/15/49	370	492
University of California Build America Bond, 5.77%, 05/15/43	615	757
University of Missouri, 5.96%, 11/01/39	360	472
		15,554
Sovereign - 0.3%
Financing Corp. Fico, 4.49%, 12/06/13 - 12/27/13	495	491
Province of Ontario, Canada, 4.00%, 10/07/19	550	637
Resolution Funding Corp., 3.88%, 04/15/14	2,550	2,533
Tennessee Valley Authority, 4.38%, 06/15/15	1,900	2,105
		5,766
U.S. Treasury Securities - 12.0%
U.S. Treasury Bond
5.38%, 02/15/31	1,700	2,459
4.25%, 05/15/39 - 11/15/40	3,100	4,023
4.38%, 11/15/39 - 05/15/41	6,638	8,788
4.63%, 02/15/40	3,830	5,257
4.75%, 02/15/41	2,800	3,924
3.75%, 08/15/41	2,350	2,810
3.13%, 02/15/42	930	989
3.00%, 05/15/42	4,560	4,728
2.75%, 08/15/42	1,400	1,377
U.S. Treasury Note
0.63%, 01/31/13 - 08/31/17	35,700	35,781
3.13%, 09/30/13 - 05/15/21	5,400	5,888
1.88%, 02/28/14	10,700	10,949
0.25%, 03/31/14 - 08/31/14	63,100	63,114
1.75%, 07/31/15 - 05/15/22	17,950	18,388
1.25%, 10/31/15	5,000	5,140
2.00%, 01/31/16 - 11/15/21	23,990	25,248
1.50%, 06/30/16	13,600	14,142
1.00%, 09/30/16	3,300	3,370
0.88%, 11/30/16	12,815	13,022
3.88%, 05/15/18	1,000	1,173
3.63%, 02/15/20	3,915	4,614
2.63%, 11/15/20	9,400	10,378
2.13%, 08/15/21	8,200	8,674
1.63%, 08/15/22 (e)	26,600	26,571
		280,807
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 14.5%
Federal Home Loan Bank - 0.0%
Federal Home Loan Mortgage Corp., 5.50%, 05/01/36	649	709
Federal Home Loan Mortgage Corp. - 8.1%
Federal Home Loan Mortgage Corp.
6.00%, 04/01/17 - 12/01/39	1,507	1,661
6.50%, 11/01/17	19	20
4.50%, 05/01/18 - 03/01/39	5,810	6,316
4.00%, 09/01/26 - 07/01/41	1,218	1,297
5.50%, 03/01/27 - 06/01/41	60,324	65,868
2.50%, 10/15/27, TBA (g)	500	525
3.00%, 10/15/27 - 10/15/42 , TBA (g)	4,800	5,065
5.00%, 02/01/28 - 12/01/41	67,681	73,788
7.00%, 11/01/30 - 10/01/32	119	140
3.50%, 10/15/42, TBA (g)	5,000	5,361
4.00%, 10/15/42, TBA (g)	22,000	23,647
4.50%, 10/15/42, TBA (g)	6,000	6,453
		190,141
Federal National Mortgage Association - 3.9%
Federal National Mortgage Association
6.00%, 01/01/18 - 09/01/38	62	69
3.50%, 10/01/25 - 03/01/26	4,793	5,104
4.00%, 09/01/26 - 09/01/26	6,146	6,578
4.50%, 01/01/27 - 10/01/31	9,380	10,199
2.50%, 10/15/27, TBA (g)	2,900	3,048
3.00%, 10/15/27, TBA (g)	5,500	5,830
7.50%, 09/01/29	21	26
7.00%, 10/01/33	95	113
5.50%, 03/01/38	2,566	2,813
5.00%, 06/01/40 - 08/01/40	2,467	2,702
3.50%, 10/15/42, TBA (g)	7,000	7,508
4.50%, 10/15/42, TBA (g)	23,000	24,894
5.50%, 10/15/42, TBA (g)	20,200	22,144

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
6.50%, 10/15/42, TBA (g)	500	562
		91,590
Government National Mortgage Association - 2.5%
Government National Mortgage Association
6.50%, 04/15/26	29	33
5.50%, 11/15/32 - 02/15/36	229	256
7.00%, 01/15/33 - 05/15/33	39	46
6.00%, 02/15/33 - 01/15/35	209	238
5.00%, 06/20/33 - 02/15/39	8,321	9,218
4.50%, 04/15/41 - 05/15/42	7,981	8,793
3.00%, 10/15/42, TBA (g)	500	535
3.50%, 10/15/42, TBA (g)	7,000	7,671
4.00%, 10/15/42, TBA (g)	15,000	16,538
6.00%, 10/15/42, TBA (g)	12,300	13,897
REMIC, 7.50%, 09/16/35	15	18
		57,243
Total Government and Agency Obligations (cost $628,440)		646,919

SHORT TERM INVESTMENTS - 8.0%

Investment Company - 4.9%
JNL Money Market Fund, 0.06% (a) (h)	114,576	114,576

Securities Lending Collateral - 3.1%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	71,975	71,975

Total Short Term Investments (cost $186,551)		186,551

Total Investments - 108.9% (cost $2,299,304)		2,540,811
Total Forward Sales Commitments - (5.1%) (proceeds $119,006)		(118,804)
Other Assets and Liabilities, Net - (3.8%) (o)		(89,651)
Total Net Assets - 100.0%		$2,332,356

FORWARD SALES COMMITMENTS - 5.1%

GOVERNMENT AND AGENCY OBLIGATIONS - 5.1%

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 5.1%
Federal Home Loan Mortgage Corp. - 5.0%
Federal Home Loan Mortgage Corp.
5.00%, 10/15/42, TBA (g)	$49,000	$53,104
5.50%, 10/15/42, TBA (g)	58,800	64,064
		117,168
Federal National Mortgage Association - 0.1%
Federal National Mortgage Association, 5.00%, 10/15/42, TBA (g)	1,500	1,636
Total Government and Agency Obligations - 5.1% (proceeds $119,006)		$118,804

JNL/WMC Money Market Fund

CORPORATE BONDS AND NOTES - 10.7%

CONSUMER DISCRETIONARY - 0.2%
Target Corp., 0.38%, 01/11/13 (i)	$2,600	$2,600

FINANCIALS - 9.9%
Ally Financial Inc., 2.20%, 12/19/12	6,000	6,026
American Honda Finance Corp., 0.52%, 08/02/13 (i) (r)	9,000	9,000
Bank of New York Mellon Corp., 4.95%, 11/01/12	1,030	1,034
Citigroup Funding Inc., 1.88%, 10/22/12	19,776	19,795
General Electric Capital Corp.
0.57%, 11/01/12 (i)	4,500	4,501
0.59%, 01/15/13 (i)	8,000	8,005
Inter-American Development Bank, 3.50%, 07/08/13	7,000	7,175
JPMorgan Chase & Co., 5.38%, 10/01/12	7,500	7,500
Kreditanstalt fuer Wiederaufbau, 1.38%, 07/15/13	945	953
MetLife Global Funding I, 2.50%, 01/11/13 (r)	1,400	1,407
MetLife Institutional Funding II, 0.48%, 09/12/13 (i) (r)	11,100	11,100
National Rural Utilities Cooperative Finance Corp., 0.54%, 08/09/13 (i)	5,335	5,335
New York Life Global Funding, 2.25%, 12/14/12 (r)	3,790	3,805
Toronto-Dominion Bank, 0.63%, 07/26/13 (i)	9,700	9,719
Toyota Motor Credit Corp.
0.88%, 01/15/13 (i)	9,000	9,000
1.38%, 08/12/13	4,500	4,542
Wells Fargo & Co., 4.38%, 01/31/13	2,500	2,531
		111,428
HEALTH CARE - 0.6%
Novartis Capital Corp., 1.90%, 04/24/13	6,750	6,814

Total Corporate Bonds and Notes (cost $120,842)		120,842

GOVERNMENT AND AGENCY OBLIGATIONS - 24.2%

GOVERNMENT SECURITIES - 3.6%
Federal Home Loan Mortgage Corp. - 2.8% (w)
Federal Home Loan Mortgage Corp.
0.29%, 10/12/12 (i)	27,300	27,301
1.63%, 04/15/13	4,000	4,030
		31,331
Sovereign - 0.3%
Province of Ontario, Canada, 0.58%, 11/19/12 (i)	3,000	3,001
U.S. Treasury Securities - 0.5%
U.S. Treasury Note, 3.13%, 04/30/13	6,000	6,100

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 20.6%
Federal Farm Credit Bank - 1.3%
Federal Farm Credit Bank
0.23%, 11/09/12 (i)	8,750	8,750
0.29%, 11/26/12 (i)	2,250	2,250
0.21%, 12/05/12 (i)	3,960	3,960
		14,960
Federal Home Loan Bank - 11.6%
Federal Home Loan Bank
0.19%, 03/25/13	22,500	22,496
0.25%, 04/11/13 - 07/01/13	25,000	24,995
0.23%, 04/17/13 - 06/06/13	48,640	48,642
0.22%, 04/25/13 - 05/03/13	10,500	10,499
0.24%, 05/10/13	2,000	2,000
0.27%, 05/21/13	6,000	6,000
0.17%, 08/01/13 (i)	11,000	10,996
0.28%, 08/15/13	5,500	5,504
		131,132
Federal Home Loan Mortgage Corp. - 5.7%
Federal Home Loan Mortgage Corp.
0.20%, 11/14/12 - 11/26/12	8,800	8,800
0.21%, 11/14/12 - 01/03/13	18,000	18,000
4.13%, 12/21/12	2,000	2,018
0.29%, 01/22/13 (i)	10,000	10,001
1.72%, 04/11/13	6,695	6,748

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
0.38%, 09/03/13 (i)	18,000	18,031
		63,598
Federal National Mortgage Association - 2.0%
Federal National Mortgage Association
0.35%, 12/03/12 (i)	3,900	3,901
0.32%, 01/10/13 (i)	13,000	13,003
0.75%, 02/26/13	6,000	6,012
		22,916
Total Government and Agency Obligations (cost $273,038)		273,038

SHORT TERM INVESTMENTS - 65.0%

Certificates of Deposit - 9.5%
Bank of Montreal
0.46%, 01/04/13 (i)	3,000	3,000
0.28%, 02/08/13	7,000	7,000
0.43%, 06/17/13 (i)	7,000	7,000
Bank of Nova Scotia
0.75%, 10/15/12	11,000	11,002
0.45%, 08/15/13 (i)	11,000	11,000
Canadian Imperial Bank of Commerce
0.35%, 02/04/13	5,000	5,000
0.28%, 05/09/13	5,000	5,000
0.46%, 08/27/13	11,000	11,000
JPMorgan Chase & Co., 0.39%, 02/04/13	8,000	8,000
Rabobank Nederland NV, 0.54%, 11/16/12 (i)	2,700	2,701
Royal Bank of Canada, 0.46%, 09/06/13	12,200	12,200
Standard Chartered Bank
0.38%, 10/09/12	5,000	5,000
0.40%, 10/30/12	6,000	6,000
0.44%, 11/09/12	6,250	6,250
Toronto-Dominion Bank, 0.27%, 11/02/12	7,000	7,000
		107,153
Commercial Paper - 14.9%
Chariot Funding LLC, 0.21%, 12/17/12 (r)	17,500	17,492
Coca-Cola Co.
0.30%, 11/15/12 (r)	5,400	5,398
0.20%, 11/29/12 (r)	4,000	3,999
0.26%, 01/14/13 (r)	12,000	11,991
DNB Bank ASA
0.36%, 10/09/12 (r)	7,000	6,999
0.23%, 11/21/12 (r)	5,000	4,998
Fairway Finance, 0.19%, 10/30/12 (r)	11,000	10,998
General Electric Capital Corp., 0.39%, 01/15/13	10,000	9,989
HSBC USA Inc.
0.24%, 10/15/12	7,750	7,749
0.31%, 02/20/13	8,000	7,990
JPMorgan Chase & Co., 0.35%, 10/01/12	7,000	7,000
Jupiter Securitization Corp., 0.25%, 01/16/13 (r)	9,000	8,993
Kreditanstalt fuer Wiederaufbau, 0.21%, 11/20/12 (r)	12,000	11,997
Market Street Funding LLC
0.18%, 12/03/12 (r)	8,000	7,998
0.20%, 12/11/12 (r)	8,000	7,997
Old Line Funding LLC, 0.18%, 10/18/12 (r)	10,000	9,999
Province of Quebec, Canada, 0.22%, 10/23/12	8,000	7,999
Thunder Bay Funding LLC, 0.25%, 11/26/12 (r)	9,000	8,997
Toyota Motor Credit Corp., 0.30%, 03/05/13	10,000	9,987
		168,570
Investment Companies - 0.0%
JPMorgan Prime Money Market Fund, 0.06% (h)	26	26

Repurchase Agreements - 40.6%
Repurchase Agreement with Bank of America Securities, 0.17% (Collateralized by $53,365 Federal Home Loan Mortgage Corp., 4.50% due 05/01/39, value $59,339 and $56,774 Federal National Mortgage Association, 3.50% due 02/01/27, value $60,714) acquired on 09/28/12, due 10/01/12 at $117,702	$117,700	117,700
Repurchase Agreement with Barclays Bank Plc, 0.16% (Collateralized by $96,053 Government National Mortgage Association, 2.50%, due 06/01/27, value $102,000) acquired on 09/27/12, due 10/04/12 at $100,003	100,000	100,000
Repurchase Agreement with Credit Suisse international, 0.20% (Collateralized by $41,090 U.S. Treasury Note, 3.63%, due 08/15/19, value $48,456) acquired on 09/28/12, due 10/01/12 at $47,501	47,500	47,500
Repurchase Agreement with Deutsche Bank AG, 0.18% (Collateralized by $33,394 U.S. Treasury Bond, 3.13%, due 02/15/42, value $35,700) acquired on 09/28/12, due 10/05/12 at $35,001	35,000	35,000
Repurchase Agreement with Deutsche Bank AG, 0.25% (Collateralized by $19,320 U.S. Treasury Note, 0.13%, due 07/31/14, value $19,278) acquired on 09/28/12, due 10/01/12 at $18,900	18,900	18,900
Repurchase Agreement with Goldman Sachs and Co., 0.21% (Collateralized by $14,605 Federal National Mortgage Association, 2.56% due 10/01/41, value $15,300) acquired on 09/24/12, due 10/01/12 at $15,001	15,000	15,000
Repurchase Agreement with Goldman Sachs and Co., 0.21% (Collateralized by $35,493 Federal Home Loan Mortgage Corp., 2.50%-4.50%, due 10/01/27-03/01/41, value $37,625 and $12,056 Federal National Mortgage Association, 5.50%, due 10/01/35, value $13,375) acquired on 09/25/12, due 10/02/12 at $50,002	50,000	50,000
Repurchase Agreement with Goldman Sachs and Co., 0.22% (Collateralized by $69,938 Federal Home Loan Mortgage Corp.,2.50%-4.50%, due 06/01/27-05/01/42, value $75,805 and $639 Federal National Mortgage Association, 3.50%, due 10/01/42, value $695) acquired on 09/26/12, due 10/03/12 at $75,003	75,000	75,000
		459,100
Total Short Term Investments (cost $734,849)		734,849

Total Investments - 99.9% (cost $1,128,729)		1,128,729
Other Assets and Liabilities, Net - 0.1%		963
Total Net Assets - 100.0%		$1,129,692

See accompanying Notes to Schedules of Investments.

	Shares/Par (p)	Value
JNL/WMC Value Fund

COMMON STOCKS - 97.4%

CONSUMER DISCRETIONARY - 10.9%
AutoZone Inc. (c)	20	$7,356
CBS Corp. - Class B	244	8,880
Comcast Corp. - Class A	819	29,304
General Motors Co. (c)	204	4,639
Goodyear Tire & Rubber Co. (c)	589	7,178
Home Depot Inc.	324	19,534
Kohl’s Corp.	350	17,937
Lowe’s Cos. Inc.	525	15,865
Mattel Inc.	351	12,438
Newell Rubbermaid Inc.	587	11,199
Nordstrom Inc.	240	13,235
Thomson Reuters Corp.	461	13,308
		160,873
CONSUMER STAPLES - 6.9%
Anheuser-Busch InBev NV - ADR	192	16,522
CVS Caremark Corp.	431	20,852
General Mills Inc.	261	10,417
Mondelez International Inc. - Class A	400	16,522
PepsiCo Inc.	210	14,861
Philip Morris International Inc.	245	22,039
		101,213
ENERGY - 13.3%
Anadarko Petroleum Corp.	195	13,660
Chevron Corp.	466	54,353
EOG Resources Inc.	75	8,435
Exxon Mobil Corp.	402	36,791
Halliburton Co.	410	13,810
Marathon Oil Corp.	341	10,082
Noble Corp.	302	10,811
Occidental Petroleum Corp.	278	23,886
Royal Dutch Shell Plc - ADR - Class B (e)	182	12,980
Southwestern Energy Co. (c)	332	11,536
		196,344
FINANCIALS - 22.0%
ACE Ltd.	393	29,708
American International Group Inc. (c)	214	7,020
Ameriprise Financial Inc.	193	10,936
BB&T Corp.	579	19,196
BlackRock Inc.	102	18,114
Chubb Corp.	214	16,359
Citigroup Inc.	472	15,452
Credit Suisse Group AG - ADR	342	7,230
Goldman Sachs Group Inc.	154	17,462
JPMorgan Chase & Co.	1,232	49,884
Marsh & McLennan Cos. Inc.	695	23,592
PNC Financial Services Group Inc.	428	27,020
Principal Financial Group Inc.	354	9,527
Swiss Re Ltd.	188	12,077
Unum Group	497	9,561
Wells Fargo & Co.	1,471	50,778
		323,916
HEALTH CARE - 14.2%
Amgen Inc.	207	17,459
Baxter International Inc.	271	16,303
Covidien Plc	323	19,184
HCA Holdings Inc.	320	10,637
Johnson & Johnson	241	16,627
Merck & Co. Inc.	789	35,573
Pfizer Inc.	1,135	28,197
Roche Holding AG	96	17,882
St. Jude Medical Inc.	328	13,829
Teva Pharmaceutical Industries Ltd. - ADR	323	13,378
UnitedHealth Group Inc.	364	20,186
		209,255
INDUSTRIALS - 10.9%
3M Co.	160	14,807
Boeing Co.	167	11,628
Eaton Corp. (e)	311	14,681
General Electric Co.	1,744	39,616
Illinois Tool Works Inc.	266	15,793
Ingersoll-Rand Plc	446	20,008
PACCAR Inc.	225	9,007
Stanley Black & Decker Inc.	240	18,289
Tyco International Ltd.	309	17,384
		161,213
INFORMATION TECHNOLOGY - 8.2%
Analog Devices Inc.	362	14,174
Cisco Systems Inc.	1,858	35,476
Hewlett-Packard Co.	318	5,430
Intel Corp.	903	20,481
Maxim Integrated Products Inc.	393	10,469
Microsoft Corp.	663	19,744
Xilinx Inc.	456	15,226
		121,000
MATERIALS - 5.0%
Dow Chemical Co.	455	13,163
E.I. du Pont de Nemours & Co.	250	12,568
International Paper Co.	356	12,922
Mosaic Co.	318	18,301
Nucor Corp.	210	8,050
Steel Dynamics Inc.	743	8,347
		73,351
TELECOMMUNICATION SERVICES - 2.5%
AT&T Inc.	976	36,777

UTILITIES - 3.5%
Edison International	272	12,412
Entergy Corp.	171	11,842
NextEra Energy Inc.	128	8,967
Northeast Utilities	343	13,112
PPL Corp.	160	4,634
		50,967
Total Common Stocks (cost $1,222,656)		1,434,909

SHORT TERM INVESTMENTS - 4.1%

Investment Company - 2.5%
JNL Money Market Fund, 0.06% (a) (h)	36,487	36,487

Securities Lending Collateral - 1.6%
Securities Lending Cash Collateral Fund LLC, 0.30% (a) (h)	24,060	24,060

Total Short Term Investments (cost $60,547)		60,547

Total Investments - 101.5% (cost $1,283,203)		1,495,456
Other Assets and Liabilities, Net - (1.5%)		(22,661)
Total Net Assets - 100.0%		$1,472,795

See accompanying Notes to Schedules of Investments.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

(a)	Investment in affiliate.
(b)

The Fund does not invest in the underlying affiliated funds for the purpose of exercising management or control.  At September 30, 2012, the percentage of shares outstanding held by each Fund in the underlying affiliated fund is presented parenthetically in the Schedules of Investments.  Percentages reflecting 0.0% represent amounts less than 0.05%.

(c)	Non-income producing security. Securities sold short are non-income producing.
(d)	Issuer was in bankruptcy and/or was in default relating to principal and/or interest.
(e)	All or portion of the security was on loan.
(f)

Security fair valued in good faith in accordance with the procedures established by the Trust’s Board of Trustees (“Board”).  Good faith fair valued securities may be classified as Level 2 or Level 3 for Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.

(g)

Investment purchased on a delayed delivery basis.  As of September 30, 2012, the total payable for investments purchased on a delayed delivery basis was as follows: JNL/BlackRock Global Allocation Fund, $3,703; JNL/Capital Guardian Global Balanced Fund $11,753; JNL/Goldman Sachs Core Plus Bond Fund $599,498; JNL/Mellon Capital Management Bond Index Fund $59,381; JNL/Neuberger Berman Strategic Income Fund, $14,987; JNL/PIMCO Real Return Fund $2,409,413; JNL/PIMCO Total Return Bond Fund $1,958,858; and JNL/WMC Balanced Fund $193,069.

(h)	Yield changes daily to reflect current market conditions. Rate was the quoted yield as of September 30, 2012.
(i)	The security or securities in this category have a variable rate. Rate stated was in effect as of September 30, 2012.
(j)	Security issued with a zero coupon. Income is recognized through the accretion of discount.
(k)	Security is a “step-up” bond where the coupon may increase or step up at a future date. Rate stated was the coupon as of September 30, 2012.
(l)	The interest rate for this security is inversely affected by upgrades or downgrades to the credit rating of the issuer.
(m)	Perpetual maturity security. Interest rate is fixed until the first call date and variable thereafter.
(n)	Foreign or U.S. Treasury inflation indexed note, par amount is adjusted for inflation.
(o)	All or a portion of the security or cash is pledged or segregated collateral.
(p)	Par amounts are listed in USD unless otherwise noted. Options are quoted in unrounded number of contracts. Gold bullion is quoted in unrounded ounces.
(q)

Restricted Security.  Restricted as to public resale.  Restricted security or Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of the security to an institutional investor.  See Restricted Securities in these Notes to the Schedules of Investments.

(r)

Rule 144A or Section 4(2) liquid security.  Rule 144A or Section 4(2) of the Securities Act of 1933, as amended, provides an exemption from the registration requirements for resale of this security to an institutional investor.  The Sub-Adviser deemed all or a portion of this security to be liquid based on procedures approved by the Board.  As of September 30, 2012, the value of Rule 144A and Section 4(2) liquid securities was as follows: JNL/BlackRock Commodity Securities Fund, $10,739; JNL/BlackRock Global Allocation Fund, $19,534; JNL/Franklin Templeton Global Multisector Bond Fund, $98,378; JNL/Franklin Templeton Income Fund, $240,834; JNL/Franklin Templeton International Small Cap Growth Fund, $4,173; JNL/Goldman Sachs Core Plus Bond Fund, $106,883; JNL/Goldman Sachs Emerging Markets Debt Fund, $40,596; JNL/Invesco International Growth Fund, $7,286; JNL/Ivy Asset Strategy Fund, $229,913; JNL/JPMorgan U.S. Government & Quality Bond Fund, $24,922; JNL/Lazard Emerging Markets Fund, $9,860; JNL/Mellon Capital Management Bond Index Fund, $3,217; JNL/Neuberger Berman Strategic Income Fund, $2,493; JNL/PIMCO Real Return Fund, $311,507; JNL/PIMCO Total Return Bond Fund, $281,689; JNL/PPM America Floating Rate Income Fund, $17,275; JNL/PPM America High Yield Bond Fund, $688,282; JNL/T. Rowe Price Short-Term Bond Fund, $263,271; JNL/WMC Balanced Fund, $41,075; and JNL/WMC Money Market Fund, $143,167.

(s)	Foreign or U.S. Treasury inflation indexed note, par amount is not adjusted for inflation.
(t)	The Fund had an unfunded loan commitment at September 30, 2012. See Unfunded Loan Commitments in these Notes to the Schedules of Investments.
(u)	Contingent distributions represent the right to receive additional distributions, if any, during the reorganization of the underlying company.
(v)	Consolidated Schedule of Investments.
(w)	The securities in this category are a direct debt of the agency and not collateralized by mortgages.

Currencies:

AUD - Australian Dollar

ARS - Argentine Peso

BRL - Brazilian Real

BGN - Bulgarian Leva

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

CNH - Chinese Offshore Yuan

CNY - Chinese Yuan

COP - Colombian Peso

CZK - Czech Republic Korunas

DOP - Dominican Peso

EUR - European Currency Unit (Euro)

GBP - British Pound

GHS - Ghanaian Cedi

HKD - Hong Kong Dollar

HUF - Hungarian Forint

ILS - Israeli New Sheqel

IDR - Indonesian Rupiah

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

LKR - Sri Lankan Rupee

MXN - Mexican Peso

MYR - Malaysian Ringgit

NGN - Nigerian Naira

NOK - Norwegian Krone

NZD - New Zealand Dollar

PEN - Peruvian Nuevo Sol

PHP - Philippine Peso

PLN - Polish Zloty

RSD - Serbian Dinar

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

THB - Thai Baht

TRY - New Turkish Lira

TWD - Taiwan Dollar

USD - United States Dollar

UYU - Uruguayan Peso

ZAR - South African Rand

Abbreviations:

“-”  Amount rounds to less than one thousand

ABS - Asset Backed Security

ADR - American Depositary Receipt

AMBAC - AMBAC Indemnity Corp.

ASX - Australian Stock Exchange

BLK - Blackrock

CAC - Cotation Assistee en Continu

CDI - Chess Depository Interest

CDO - Collateralized Debt Obligation

CDX - Credit Default Swap Index

CLO - Collateralized Loan Obligation

CMBS - Commercialized Mortgage Backed Security

CMBX - Commercialized Mortgage Backed Securities Index

CME - Chicago Mercantile Exchange

CPI - Consumer Price Index

CPURNSA - CPI Urban Consumers Index Non-Seasonably Adjusted

CVA - Commanditaire Vennootschap op Aandelen

DAX - Deutscher Aktienindex

DJIA - Dow Jones Industrial Average

ETF - Exchange-Traded Fund

EURIBOR - Europe Interbank Offered Rate

Euro-Bobl - debt instrument issued by the Federal Republic of Germany with a term of 4.5 to 5.5 years

Euro-Bund - debt instrument issued by the Federal Republic of Germany with a term of 8.5 to 10.5 years

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Abbreviations: (continued)

Euro-Schatz - debt instrument issued by the Federal Republic of Germany with a term of 1.75 to 2.25 years

ETFS - Exchange Traded Funds

FDR - Fiduciary Depository Receipt

FRA - Forward Rate Agreement

FRK - Franklin Templeton Distributors

FTSE - Financial Times and the London Stock Exchange

GDR - Global Depository Receipt

GO - General Obligation

GUC - General Unsecured Creditors

HSCEI - Hang Seng China Enterprises Index

IBEX - Iberia Index

JSC - Joint Stock Company

JSE - Johannesburg Stock Exchange

KOSPI - Korea Composite Stock Price Index

LIBOR - London Interbank Offered Rate

MCDX - Municipal Credit Default Swap Index

MIB - Milano Indice Borsa

MSCI - Morgan Stanley Capital International

NASDAQ - National Association of Securities Dealers Automated Quotations

NVDR - Non-Voting Depository Receipt

NYSE - New York Stock Exchange

OJSC - Open Joint Stock Company

PJSC - Public Joint Stock Company

RB - Revenue Bond

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

RNC - Radio Network Communications

SDR - Swedish Depository Receipt

SGX - Singapore Exchange

SPDR - Standard & Poor’s Depository Receipt

SPI - Schedule Performance Index

Taiex - Taiwan Stock Exchange Capitalization Weighted Stock Index

TBA - To Be Announced (Securities purchased on a delayed delivery basis

TDS - TD Securities (USA) Inc.

Topix - Tokyo Stock Price Index

TSX - Toronto Stock Exchange

Counterparty Abbreviations:

ABN - ABN Amro Inc.

BCL - Barclays Capital Inc.

BBP - Barclays Bank Plc

BNP - BNP Paribas Securities

BNY - BNY Capital Markets

BOA - Bancamerica Securities/Bank of America NA

CCI - Citicorp Securities, Inc.

CGM - Citigroup Global Markets

CIT - Citibank, Inc.

CSI - Credit Suisse Securities, LLC

DUB - Deutsche Bank Alex Brown Inc.

GSC - Goldman Sachs & Co.

GSI - Goldman Sachs International

HSB - HSBC Securities, Inc.

JPM - J.P. Morgan Securities, Inc.

MLCC - Merrill Lynch Credit Corporation

MLP - Merrill Lynch Professional Clearing Corp.

MSC - Morgan Stanley & Co., Incorporated

MSS - Morgan Stanley Capital Services Inc.

RBC - Royal Bank Of Canada

RBS - Royal Bank Of Scotland

RGC - RBS Greenwich Capital

SCB - Standard Chartered Bank

SSB - State Street Brokerage Services, Inc.

UBS - UBS Securities LLC

WBC - Westpac Banking Corporation

Restricted Securities - Restricted securities are often purchased in private placement transactions and cannot be sold without prior registration unless the sale is pursuant to an exemption under the Securities Exchange Act of 1933, as amended.  The following table details restricted securities, including Rule 144A securities that have been deemed illiquid, held by the Funds at September 30, 2012.

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Commodity Securities Fund
Uranium Energy Corp.	11/02/2010	$1,243	$955	0.1%
JNL/BlackRock Global Allocation Fund
Bio City Development Co. BV, 8.00%, 07/06/18	08/26/2011	$650	$598	0.1%
CapitaLand Ltd., 2.95%, 06/20/22	08/26/2011	2,254	2,386	0.2
Celestial Nutrifoods Ltd., 0.00%, 06/12/11	08/26/2011	49	10	—
Chaoda Modern Agriculture Holdings Ltd.	08/26/2011	200	24	—
China Milk Products Group Ltd. Convertible Bond, 0.00%, 01/05/12	08/26/2011	13	20	—
China Petroleum & Chemical Corp. Convertible Bond, 0.00%, 04/24/14	08/26/2011	271	297	—
Credit Suisse Group Guernsey I Ltd., 7.88%, 02/24/41	08/26/2011	385	413	—
Delta Topco Ltd.	05/03/2012	1,330	1,211	0.1
Delta Topco Ltd., 10.00%, 11/24/16	05/03/2012	2,151	2,002	0.2
GNL Quintero SA Term Loan, 1.36%, 06/20/23	09/13/2012	917	917	0.1
Inversiones Alsacia SA, 8.00%, 08/18/18	08/26/2011	576	638	0.1
New World Resources NV, 7.88%, 05/01/18	03/21/2011	473	449	0.1
Obsidian Natural Gas Trust Term Loan, 7.00%, 11/02/15	08/26/2011	224	225	—
Pyrus Ltd., 7.50%, 12/20/15	08/26/2011	1,013	1,085	—
REI Agro Ltd., 5.50%, 11/13/14	08/26/2011	705	576	—
Sun Hung Kai Properties Capital Market Ltd., 4.50%, 02/14/22	04/04/2012	796	856	0.1
Suzlon Energy Ltd. Convertible Bond, 0.00%, 10/11/12	08/26/2011	485	652	0.1
Suzlon Energy Ltd. Convertible Bond, 0.00%, 07/25/14	08/26/2011	440	410	—
TFS Corp. Ltd., 11.00%, 07/15/18	08/26/2011	1,253	1,220	0.1
TNK-BP Finance SA, 7.50%, 07/18/16	08/26/2011	109	116	—
Vodafone Group Plc Term Loan, 6.25%, 07/11/16	08/26/2011	214	220	—

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/BlackRock Global Allocation Fund (continued)
Ying Li International Real Estate Ltd., 4.00%, 03/03/15	08/26/2011	$542	$623	—%
Zeus Capital Ltd., 0.01%, 08/19/13	08/26/2011	1,240	1,209	0.1
Zeus Cayman II, 0.01%, 08/18/16	11/30/2011	623	650	—
		$16,913	$16,807	1.3%
JNL/Brookfield Global Infrastructure Fund
Transmissora Alianca de Energia Eletrica SA	07/23/2012	$1,704	$1,870	0.8%

JNL/Capital Guardian Global Balanced Fund
AIA Group Ltd.	10/25/2010	$3,449	$4,265	1.0%
Altegrity Inc., 10.50%, 11/01/15	07/27/2009	169	174	—
CEVA Group Plc, 8.38%, 12/01/17	06/05/2012	385	386	0.1
Cemex Espana Luxembourg, 9.25%, 05/12/20	08/31/2011	79	95	—
Clearwire Communications LLC, 14.75%, 12/01/16	01/31/2011	256	271	0.1
Croatia Government International Bond, 6.75%, 11/05/19	10/30/2009	629	705	0.2
Enel Finance International SA, 3.88%, 10/07/14	01/11/2011	301	308	0.1
First Data Corp., 8.25%, 01/15/21	12/22/2010	350	349	0.1
First Data Corp., 8.75%, 01/15/22	12/22/2010	88	101	—
GKN Plc	07/16/2010	1,405	2,052	0.5
Georgia Gulf Corp., 9.00%, 01/15/17	10/11/2010	304	324	0.1
HKT Ltd.	11/25/2011	1,039	1,253	0.3
HSBC Bank Plc, 4.13%, 08/12/20	09/09/2011	633	688	0.1
Iberdrola Finance Ireland Ltd., 3.80%, 09/11/14	01/12/2011	248	255	0.1
Realogy Corp., 7.88%, 02/15/19	01/30/2012	257	289	0.1
Roche Holdings Inc., 6.00%, 03/01/19	05/19/2009	414	502	0.1
Romanian Government International Bond, 6.75%, 02/07/22	02/29/2012	102	113	—
Sberbank of Russia - GDR	09/20/2012	622	601	0.2
Standard Chartered Bank, 6.40%, 09/26/17	12/18/2007	299	342	0.1
Standard Chartered Plc, 3.85%, 04/27/15	03/17/2011	230	237	0.1
		$11,259	$13,310	3.3%
JNL/Capital Guardian Global Diversified Research Fund
HKT Ltd.	11/25/2011	$2,700	$2,993	0.9%
JNL/Franklin Templeton Global Growth Fund
Samsung Electronics Co. Ltd. - GDR	02/06/2007	$773	$1,369	0.2%
JNL/Franklin Templeton Global Multisector Bond Fund
Boparan Finance Plc, 9.75%, 04/30/18	01/23/2012	$473	$542	0.1%
Calpine Corp., 7.88%, 01/15/23	12/20/2011	109	110	—
		$582	$652	0.1%
JNL/Franklin Templeton Mutual Shares Fund
Prime AET&D Holdings No. 1 Pty Ltd.	10/14/2010	$—	$—	—%
Tropicana Entertainment LLC, 9.63%, 12/15/14	12/14/2007	743	—	—
		$743	$—	—%
JNL/Goldman Sachs Core Plus Bond Fund
Banc of America Funding Corp. REMIC, 3.10%, 06/20/36	05/31/2006	$1,389	$1,042	0.1%
Banc of America Funding Corp. REMIC, 5.79%, 10/25/36	11/29/2006	72	54	—
El Paso Corp., 7.75%, 01/15/32	06/17/2003	509	600	0.1
El Paso Corp., 7.80%, 08/01/31	06/17/2003	28	38	—
El Paso Pipeline Partners Operating Co. LLC, 6.50%, 04/01/20	03/26/2010	2,115	2,343	0.2
Federal Home Loan Mortgage Corp. Interest Only REMIC, 5.93%, 10/15/39	08/22/2012	1,101	1,206	0.1
Federal Home Loan Mortgage Corp. REMIC, 1,156.50%, 06/15/21	02/29/2000	—	—	—
Federal National Mortgage Association Interest Only REMIC, 4.79%, 11/25/40	09/28/2012	520	520	0.1
Federal National Mortgage Association Interest Only REMIC, 6.28%, 08/25/37	08/29/2012	1,585	1,490	0.1
First Union National Bank Commercial Mortgage Trust, Interest Only REMIC, 1.62%, 05/17/32	01/08/2003	62	37	—
Kraft Foods Group Inc., 6.13%, 08/23/18	07/25/2012	1,361	1,378	0.1
MASTR Adjustable Rate Mortgages Trust REMIC, 1.35%, 12/25/46	10/04/2007	3,115	1,615	0.1
Merit Securities Corp. REMIC, 1.72%, 09/28/32	12/10/2002	90	97	—
Radnor Holdings Corp., 11.00%, 03/15/10	11/13/2003	126	—	—
Standard Chartered Plc, 5.50%, 11/18/14	08/09/2012	1,524	1,538	0.1
UBS AG-Credit Linked Note (Federative Republic of Brazil, 6.00%, 01/17/17)	09/27/2011	736	384	—
		$14,333	$12,342	1.0%

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/Goldman Sachs Emerging Markets Debt Fund
Barclays Bank Plc Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	06/04/2009	$8,943	$10,276	1.1%
Credit Suisse Nassau Credit Linked Note (Nota Do Tesouro Nacional, 6.00%, 08/19/40)	11/16/2010	3,997	4,461	0.5
Deutsche Bank AG Credit Linked Note (Indonesia Government, 10.75%, 05/15/16)	01/26/2010	2,344	2,581	0.3
HSBC Credit Linked Note (Federal Republic of Nigeria, 0.00%, 08/08/13)	08/10/2012	5,913	6,099	0.7
Hongkong & Shanghai Banking Corp. Credit Linked Note (Indonesia Government, 10.00%, 07/15/17)	07/24/2009	7,153	8,144	0.9
Hongkong & Shanghai Banking Corp. Credit Linked Note (Indonesia Government, 10.75%, 05/15/16)	11/16/2009	9,666	10,453	1.2
JPMorgan Chase & Co., 6.00%, 10/10/12	08/03/2009	834	959	0.1
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 11.00%, 11/15/20)	04/16/2010	2,553	2,855	0.3
JPMorgan Chase & Co. Credit Linked Note (Indonesia Government, 6.63%, 05/15/33)	08/29/2012	4,674	4,741	0.5
JPMorgan Chase & Co. Credit Linked Note (Russian Government, 7.35%, 01/20/16)	08/03/2011	19,104	17,482	2.0
		$65,181	$68,051	7.6%
JNL/Ivy Asset Strategy Fund
Delta Topco Ltd.	01/23/2012	$45,512	$33,319	1.7%
Delta Topco Ltd., 10.00%, 11/24/16	05/02/2012	58,675	55,053	2.9
		$104,187	$88,372	4.6%
JNL/JPMorgan U.S. Government & Quality Bond Fund
Banc of America Commercial Mortgage Inc. REMIC, 6.62%, 03/11/32	12/29/2006	$2,018	$1,949	0.1%
CompuCredit Acquired Portfolio Voltage Master Trust, 0.39%, 09/17/18	09/18/2006	137	133	—
IndyMac Seconds Asset Backed Trust REMIC, 0.48%, 06/25/36	05/22/2006	898	161	—
SACO I Inc. REMIC, 0.48%, 06/25/36	05/30/2006	272	151	—
		$3,325	$2,394	0.1%
JNL/Lazard Mid Cap Equity Fund
Better Place	04/23/2010	$1,015	$1,327	0.6%
JNL/M&G Global Basics Fund
GI Dynamics Inc.	09/07/2011	$1,279	$949	0.3%
JNL/Morgan Stanley Mid Cap Growth Fund
Dropbox Inc., Series A-1	05/29/2012	$40	$40	0.3%
Palantir Technologies Inc.	05/30/2012	16	16	0.1
		$56	$56	0.4%
JNL/PIMCO Real Return Fund
ANZ National International Ltd., 0.87%, 08/19/14	08/20/2009	$2,000	$2,005	0.1%
BPCE SA, 2.38%, 10/04/13	10/22/2010	2,707	2,708	0.1
Barclays Bank Plc, 6.05%, 12/04/17	12/10/2007	1,992	2,152	0.1
Commonwealth Bank of Australia, 0.87%, 06/25/14	06/19/2009	3,800	3,829	0.1
Rexam Plc, 6.75%, 06/01/13	05/29/2008	699	714	—
SLM Student Loan Trust, 2.35%, 04/15/39	05/06/2011	2,185	2,175	0.1
Westpac Banking Corp., 3.59%, 08/14/14	08/13/2010	4,565	4,627	0.1
		$17,948	$18,210	0.6%

JNL/PIMCO Total Return Bond Fund
Australia & New Zealand Banking Group Ltd., 2.13%, 01/10/14	01/06/2011	$6,399	$6,472	0.1%
BNP Paribas, 5.19%, (callable at 100 beginning 06/29/15)	06/20/2005	3,975	3,772	0.1
BPCE SA, 2.38%, 10/04/13	10/22/2010	902	903	—
DG Funding Trust, 0.79%, (callable at 10,000 beginning 09/30/10)	11/10/2003	4,427	3,115	0.1
Dai-ichi Life Insurance Co. Ltd., 7.25%, (callable at 100 beginning 07/25/21)	03/09/2011	2,300	2,570	0.1
Electricite de France SA, 5.50%, 01/26/14	01/22/2009	1,598	1,695	—
Enel Finance International SA, 6.25%, 09/15/17	09/14/2007	4,695	5,139	0.1
HSBC Bank Plc, 2.00%, 01/19/14	01/13/2011	1,999	2,019	—
Kraft Foods Group Inc., 6.13%, 08/23/18	07/16/2012	1,252	1,268	—
LBG Capital No.1 Plc, 8.50%, (callable at 100 beginning 12/17/21)	12/29/2009	159	184	—
Macquarie Bank Ltd., 6.63%, 04/07/21	04/01/2011	29,049	31,140	0.6
Nationwide Life Global Funding I, 5.45%, 10/02/12	07/03/2008	16,200	16,203	0.3
Nordea Bank AB, 2.13%, 01/14/14	01/12/2011	899	910	—
Northern Rock Plc, 5.63%, 06/22/17	06/08/2009	14,491	17,979	0.4
Resona Bank Ltd., 5.85%, (callable at 100 beginning 04/15/16)	09/09/2005	300	321	—
Royal Bank of Scotland Group Plc, 6.99%, (callable at 100 beginning 10/05/17)	01/10/2008	2,109	1,890	—
Santander US Debt SA Unipersonal, 2.99%, 10/07/13	09/28/2010	8,800	8,786	0.2

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Restricted Securities

	Initial Acquisition Date	Cost	Ending Value	Percent of Net Assets
JNL/PIMCO Total Return Bond Fund (continued)
Sumitomo Mitsui Banking Corp., 1.95%, 01/14/14	01/07/2011	$5,997	$6,081	0.1%
		$105,551	$110,447	2.1%
JNL/PPM America High Yield Bond Fund
Consolidated Communications Finance Co., 10.88%, 06/01/20	07/09/2012	$5,503	$5,843	0.3%
US Oncology Escrow, 02/16/47	02/22/2012	—	12	—
		$5,503	$5,855	0.3%
JNL/T. Rowe Price Established Growth Fund
Facebook Inc. - Class A	04/01/2011	$5,184	$3,531	0.1%
Facebook Inc. - Class B	08/15/2011	7,263	5,974	0.2
LivingSocial, Convertible Preferred, Series F	11/18/2011	1,185	398	—
Twitter Inc.	09/14/2011	1,261	998	—
Twitter Inc., Series A	09/14/2011	3	2	—
Twitter Inc., Series B	09/14/2011	1,052	838	0.1
Twitter Inc., Series C	09/14/2011	285	227	—
Twitter Inc., Series D	09/14/2011	484	383	—
Twitter Inc., Series F	04/02/2012	180	144	—
Twitter Inc., Series G-2	07/28/2011	1,975	1,563	0.1
		$18,872	$14,058	0.5%
JNL/T. Rowe Price Mid-Cap Growth Fund
Coupon.com Inc.	06/21/2011	$3,434	$3,123	0.2%
Dropbox Inc.	05/02/2012	383	383	—
Dropbox Inc., Series A	05/02/2012	476	476	—
Dropbox Inc., Series A-1	05/02/2012	2,339	2,339	0.1
Hungry Machine Inc.	04/01/2011	4,061	1,391	0.1
Workday Inc., Convertible Preferred	10/13/2011	878	1,425	0.1
		$11,571	$9,137	0.5%
JNL/T. Rowe Price Short-Term Bond Fund
T. Rowe Price Term Asset-Backed Securities Loan Facility	10/16/2009	$—	$5	—%

Unfunded Loan Commitments - A Fund may enter into certain credit agreements, all or a portion of which may be unfunded.  The Fund is obligated to fund these loan commitments at the borrowers’ discretion.  Unfunded loan commitments and funded portions of credit agreements are marked-to-market daily.  Funded portions of credit agreements are presented in the Schedules of Investments.  The following table details unfunded loan commitments at September 30, 2012.

	Unfunded Commitment	Appreciation
JNL/Franklin Templeton Mutual Shares Fund
Realogy Corp. Extended Revolver Term Loan, 3.48%, 04/10/16	$352	63
JNL/PPM America High Yield Bond Fund
ADS Waste Holdings Inc. Term Loan, 0.75%, 10/18/13*	10,000	—
Cequel Communications Holdings LLC Term Loan, 3.00%, 07/24/13	7,500	—
Fund Total	$17,500	$—

*Security fair valued in good faith in accordance with the procedures established by the Board.   Good faith fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 “Fair Value Measurements and Disclosures” based on the applicable valuation inputs.  See FASB ASC Topic 820 “Fair Value Measurements and Disclosures” in these Notes to the Schedules of Investments.

Security Valuation — Under the Trust’s valuation policy and procedures, the Board has delegated the daily operational oversight of the securities valuation function to Jackson National Asset Management, LLC’s (“Adviser” or “JNAM”) JNAM Pricing Committee (“Pricing Committee”), which consists of certain officers of the Trust and JNAM management.  The Pricing Committee is responsible for determining fair valuations for any security for which market quotations are not readily available.  For those securities fair valued under procedures adopted by the Board, the Pricing Committee reviews and affirms the reasonableness of the fair valuation determinations after considering all relevant information that is reasonably available.  The Pricing Committee’s fair valuation determinations are subject to review by the Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

The net asset value (“NAV”) of each Fund shall be determined as of the close of trading (generally, 4:00 PM Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.  Stocks traded on an exchange are generally valued at the official closing price of the exchange where the security is principally traded.  If there is no official closing price for the security, the security may be valued at the last quoted sale price on the exchange where the security is principally traded or final bid price in the absence of a sale.  Stocks not listed on a national or foreign stock exchange may be valued

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

at the closing bid price on the over the counter (“OTC”) market.  Investments in mutual funds are valued at the NAV per share determined as of the close of the NYSE on each valuation date.  Each Feeder Fund’s investment in its corresponding Master Fund is valued at the NAV per share of the applicable Master Fund determined as of the close of the NYSE on each valuation date.  Valuation of the investments by the Master Funds is discussed in the Master Funds’ shareholder reports, which is available on the SEC’s website at www.sec.gov.  The securities lending collateral fund, which provides daily liquidity, is valued at the daily reported NAV of the fund, as a practical expedient, as of the close of the NYSE on each valuation date.  All securities in the JNL/WMC Money Market Fund, as permitted by compliance with applicable provisions under Rule 2a-7 under the 1940 Act, and other short-term securities maturing within sixty (60) days are valued at amortized cost, unless it is determined that such practice does not approximate market value.  Debt securities are generally valued by independent pricing services approved by the Board.  If pricing services are unable to provide valuations, debt securities are valued at the most recent bid quotation or evaluated price, as applicable, obtained from the Funds’ Adviser, Sub-Advisers, a broker/dealer or widely used quotation system.  Term loans are generally valued at the composite bid prices provided by approved pricing services.  Commodity-linked structured notes and credit linked notes are valued by pricing models using observable inputs or at the most recent bid quotation obtained from a broker/dealer.  Futures contracts traded on a liquid exchange are valued at the settlement price.  If the settlement price is not available, exchange traded futures are valued at the last sales price as of the close of business on the local exchange.  Options traded on a liquid exchange are valued at the last traded price as of the close of business on the local exchange. If the last trade is determined to not be representative of fair value, exchange traded options are valued at the last bid.  Forward foreign currency contracts are generally valued at the foreign currency exchange rate as of the close of the NYSE.  Centrally cleared swap agreements are valued by the exchange via pricing models using observable inputs.  OTC derivatives, such as options and swap agreements, are generally valued by approved pricing services.  If the pricing services are unable to provide valuations, OTC derivatives are valued at the most recent bid quotation or evaluated price, as applicable, obtained from a broker/dealer or by pricing models using observable inputs.  Pricing services utilized to value debt and derivatives securities may use various pricing techniques which take into account appropriate factors such as: yield; credit quality; coupon rate; maturity; type of issue; trading characteristics; call features; credit ratings; broker quotes; and other relevant data.

Market quotations may not be readily available for certain investments or it may be determined that a quotation for an investment does not represent market value.  In such instances, the investment is valued as determined in good faith using procedures adopted by the Board.  Situations that may require an investment to be fair valued may include instances where a security is thinly traded, halted or restricted as to resale.  In addition, investments may be fair valued based on the occurrence of a significant event.  Significant events may be specific to a particular issuer, such as mergers, restructurings or defaults.  Alternatively, significant events may affect an entire market, such as natural disasters, government actions, and significant changes in value of U.S. securities markets.  Securities are fair valued based on observable and unobservable inputs, including the Adviser’s or Pricing Committee’s own assumptions in determining fair value of an investment.  Under the procedures adopted by the Board, the Adviser may rely on pricing services or other sources, including the Funds’ Sub-Advisers, to assist in determining the fair value of an investment.  Factors considered to determine fair value may include the correlation with price movement of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer and trading or other market data.  The Board has retained an independent statistical fair value pricing service to assist in the fair valuation process for securities traded in foreign markets in order to adjust for possible changes in value that may occur between the close of the foreign exchange and the time at which the NAVs are determined.

If an investment is valued at a fair value for purposes of calculating a Fund’s NAV, the value may be different from the last quoted price for the investment depending on the source and method used to determine the value.  Although there can be no assurance, in general, the fair value of the investment is the amount the owner of such investment might reasonably expect to receive upon its current sale.

FASB ASC Topic 820, “Fair Value Measurements and Disclosure” - FASB ASC Topic 820 establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  Various inputs are used in determining the value of a Fund’s investments under FASB ASC Topic 820 guidance.  The inputs are summarized into three broad categories:

Level 1 includes valuations based on quoted prices of identical securities in active markets, including valuations for securities listed on a national or foreign stock exchange or investments in mutual funds and securities lending collateral, which are valued as a practical expedient at its daily reported NAV.

Level 2 includes valuations for which all significant inputs are observable, either directly or indirectly.  Direct observable inputs include broker quotes, closing prices of similar securities in active markets, closing prices for identical or similar securities in non-active markets or corporate action or reorganization entitlement values.  Indirect significant observable inputs include factors such as interest rates, yield curves, prepayment speeds or credit ratings.  Level 2 includes valuations for fixed income securities, including term loans, securities priced by pricing services, OTC derivatives, centrally cleared swap agreements, broker quotes in active markets, securities subject to corporate actions, securities valued at amortized cost, international equity securities priced by an independent statistical fair value pricing service, swap agreements valued by pricing services, ADRs and GDRs for which quoted prices in active markets are not available.

Level 3 includes valuations based on inputs that are unobservable and significant to the fair value measurement including the Adviser’s own assumptions in determining the fair value of the investment.  Inputs used to determine the fair value of Level 3 securities include security specific inputs such as: credit quality, credit rating spreads, issuer news, trading characteristics, call features, anticipated cash flows or maturity; or industry specific inputs such as: trading activity of similar markets or securities, changes in the security’s underlying index or changes in comparable securities’ models.  Level 3 valuations include securities that are priced based on single source broker quotes, where prices may be unavailable due to halted trading, restricted to resale due to market events, private placements, newly issued or investments for which reliable quotes are otherwise not available.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

To assess the continuing appropriateness of security valuation, the Adviser regularly compares prior day prices with current day prices, transaction prices and alternative vendor prices.  When the comparison results exceed pre-defined thresholds, the Adviser challenges the prices exceeding tolerance levels with the pricing service or broker.  To verify Level 3 unobservable inputs, the Adviser uses a variety of techniques as appropriate to substantiate these valuation approaches, including a regular review of key inputs and assumptions, transaction back-testing or disposition analysis and review of related market activity.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes each Fund’s investments in securities and other financial instruments as of September 30, 2012 by valuation level:

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/American Funds Blue Chip Income and Growth Fund
Investment Companies	$656,992	$—	$—	$656,992
Fund Total	$656,992	$—	$—	$656,992

JNL/American Funds Global Bond Fund
Investment Companies	$444,390	$—	$—	$444,390
Fund Total	$444,390	$—	$—	$444,390

JNL/American Funds Global Small Capitalization Fund
Investment Companies	$187,621	$—	$—	$187,621
Fund Total	$187,621	$—	$—	$187,621

JNL/American Funds Growth-Income Fund
Investment Companies	$787,279	$—	$—	$787,279
Fund Total	$787,279	$—	$—	$787,279

JNL/American Funds International Fund
Investment Companies	$319,328	$—	$—	$319,328
Fund Total	$319,328	$—	$—	$319,328

JNL/American Funds New World Fund
Investment Companies	$417,380	$—	$—	$417,380
Fund Total	$417,380	$—	$—	$417,380

JNL/American Funds Balanced Allocation Fund
Investment Companies	$103,179	$—	$—	$103,179
Fund Total	$103,179	$—	$—	$103,179

JNL/American Funds Growth Allocation Fund
Investment Companies	$65,259	$—	$—	$65,259
Fund Total	$65,259	$—	$—	$65,259

JNL Institutional Alt 20 Fund
Investment Companies	$1,315,654	$—	$—	$1,315,654
Fund Total	$1,315,654	$—	$—	$1,315,654

JNL Institutional Alt 35 Fund
Investment Companies	$1,907,971	$—	$—	$1,907,971
Fund Total	$1,907,971	$—	$—	$1,907,971

JNL Institutional Alt 50 Fund
Investment Companies	$2,600,105	$—	$—	$2,600,105
Fund Total	$2,600,105	$—	$—	$2,600,105

JNL Institutional Alt 65 Fund
Investment Companies	$951,402	$—	$—	$951,402
Fund Total	$951,402	$—	$—	$951,402

JNL Disciplined Moderate Fund
Investment Companies	$690,973	$—	$—	$690,973
Fund Total	$690,973	$—	$—	$690,973

JNL Disciplined Moderate Growth Fund
Investment Companies	$753,275	$—	$—	$753,275
Fund Total	$753,275	$—	$—	$753,275

JNL Disciplined Growth Fund
Investment Companies	$291,303	$—	$—	$291,303
Fund Total	$291,303	$—	$—	$291,303

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Short Term Investments	$464,029	$—	$—	$464,029
Fund Total	$464,029	$—	$—	$464,029

JNL/BlackRock Commodity Securities Fund
Common Stocks	$951,313	$25,835	$—	$977,148
Commodity Indexed Structured Notes	—	123,260	—	123,260
Short Term Investments	57,595	207,386	—	264,981
Fund Total	$1,008,908	$356,481	$—	$1,365,389

JNL/BlackRock Global Allocation Fund
Common Stocks	$521,689	$233,998	$1,211	$756,898
Preferred Stocks	12,260	3,224	—	15,484
Trust Preferreds	3,856	—	—	3,856
Warrants	14	42	—	56
Purchased Options	1,947	6,709	—	8,656
Investment Companies	37,228	—	—	37,228
Non-U.S. Government Agency ABS	—	535	—	535
Corporate Bonds and Notes	—	75,218	3,981	79,199
Government and Agency Obligations	—	201,042	—	201,042
Short Term Investments	62,472	288,269	—	350,741
Fund Total	$639,466	$809,037	$5,192	$1,453,695

JNL/Brookfield Global Infrastructure Fund
Common Stocks	$182,695	$63,680	$—	$246,375
Short Term Investments	26,261	—	—	26,261
Fund Total	$208,956	$63,680	$—	$272,636

JNL/Capital Guardian Global Balanced Fund
Common Stocks	$134,635	$126,155	$—	$260,790
Preferred Stocks	994	1,007	—	2,001
Corporate Bonds and Notes	—	26,015	—	26,015
Government and Agency Obligations	—	108,413	—	108,413
Short Term Investments	47,787	—	—	47,787
Fund Total	$183,416	$261,590	$—	$445,006

JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$167,668	$159,354	$—	$327,022
Short Term Investments	28,538	—	—	28,538
Fund Total	$196,206	$159,354	$—	$355,560

JNL/DFA U.S. Core Equity Fund
Common Stocks	$283,393	$—	$—	$283,393
Rights	3	—	—	3
Short Term Investments	13,377	—	—	13,377
Fund Total	$296,773	$—	$—	$296,773

JNL/Eagle SmallCap Equity Fund
Common Stocks	$1,098,658	$—	$—	$1,098,658
Short Term Investments	90,696	—	—	90,696
Fund Total	$1,189,354	$—	$—	$1,189,354

JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$2,966	$136,551	$1,367	$140,884
Preferred Stocks	—	1,298	—	1,298
Short Term Investments	7,510	—	—	7,510
Fund Total	$10,476	$137,849	$1,367	$149,692

JNL/Eastspring Investments China-India Fund
Common Stocks	$17,158	$315,133	$—	$332,291
Short Term Investments	31,460	—	—	31,460
Fund Total	$48,618	$315,133	$—	$363,751

JNL/Franklin Templeton Founding Strategy Fund
Investment Companies	$1,204,884	$—	$—	$1,204,884
Fund Total	$1,204,884	$—	$—	$1,204,884

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Franklin Templeton Global Growth Fund
Common Stocks	$279,079	$325,928	$—	$605,007
Short Term Investments	35,969	—	—	35,969
Fund Total	$315,048	$325,928	$—	$640,976

JNL/Franklin Templeton Global Multisector Bond Fund
Corporate Bonds and Notes	$—	$75,319	$—	$75,319
Government and Agency Obligations	—	414,087	—	414,087
Other Equity Interests	—	1,225	—	1,225
Short Term Investments	62,596	31,369	—	93,965
Fund Total	$62,596	$522,000	$—	$584,596

JNL/Franklin Templeton Income Fund
Common Stocks	$536,444	$66,903	$—	$603,347
Preferred Stocks	36,796	14,111	—	50,907
Warrants	1,112	—	—	1,112
Non-U.S. Government Agency ABS	—	6,935	—	6,935
Corporate Bonds and Notes	—	736,109	—	736,109
Other Equity Interests	—	—	27	27
Short Term Investments	428,653	—	—	428,653
Fund Total	$1,003,005	$824,058	$27	$1,827,090

JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$78,150	$158,795	$—	$236,945
Short Term Investments	48,439	—	—	48,439
Fund Total	$126,589	$158,795	$—	$285,384

JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$546,836	$137,309	$2,245	$686,390
Corporate Bonds and Notes(1)	—	30,750	—	30,750
Other Equity Interests	—	132	—	132
Short Term Investments	105,021	—	—	105,021
Fund Total	$651,857	$168,191	$2,245	$822,293

JNL/Franklin Templeton Small Cap Value Fund
Common Stocks	$537,373	$—	$—	$537,373
Short Term Investments	83,029	—	—	83,029
Fund Total	$620,402	$—	$—	$620,402

JNL/Goldman Sachs Core Plus Bond Fund
Non-U.S. Government Agency ABS	$—	$67,032	$—	$67,032
Corporate Bonds and Notes	—	323,476	—	323,476
Government and Agency Obligations	—	761,265	—	761,265
Common Stocks	—	—	—	—
Short Term Investments	167,196	2,315	—	169,511
Fund Total	$167,196	$1,154,088	$—	$1,321,284

JNL/Goldman Sachs Emerging Markets Debt Fund
Corporate Bonds and Notes	$—	$248,586	$—	$248,586
Government and Agency Obligations	—	553,303	—	553,303
Short Term Investments	77,851	—	—	77,851
Fund Total	$77,851	$801,889	$—	$879,740

JNL/Goldman Sachs Mid Cap Value Fund
Common Stocks	$899,201	$—	$—	$899,201
Investment Companies	11,155	—	—	11,155
Short Term Investments	57,989	—	—	57,989
Fund Total	$968,345	$—	$—	$968,345

JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$154,862	$—	$—	$154,862
Short Term Investments	5,943	—	—	5,943
Fund Total	$160,805	$—	$—	$160,805

JNL/Invesco Global Real Estate Fund
Common Stocks	$529,964	$496,856	$—	$1,026,820
Short Term Investments	105,247	—	—	105,247
Fund Total	$635,211	$496,856	$—	$1,132,067

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Invesco International Growth Fund
Common Stocks	$129,267	$539,542	$—	$668,809
Preferred Stocks	—	11,043	—	11,043
Short Term Investments	101,329	—	—	101,329
Fund Total	$230,596	$550,585	$—	$781,181

JNL/Invesco Large Cap Growth Fund
Common Stocks	$1,082,531	$9,118	$—	$1,091,649
Short Term Investments	81,893	—	—	81,893
Fund Total	$1,164,424	$9,118	$—	$1,173,542

JNL/Invesco Small Cap Growth Fund
Common Stocks	$279,818	$—	$—	$279,818
Short Term Investments	25,925	—	—	25,925
Fund Total	$305,743	$—	$—	$305,743

JNL/Ivy Asset Strategy Fund
Common Stocks	$793,271	$579,180	$33,319	$1,405,770
Preferred Stocks	—	79,755	—	79,755
Rights	—	7,698	—	7,698
Purchased Options	288	1,273	—	1,561
Corporate Bonds and Notes	—	—	55,053	55,053
Precious Metals	186,798	—	—	186,798
Short Term Investments	215,962	—	—	215,962
Fund Total	$1,196,319	$667,906	$88,372	$1,952,597

JNL/JPMorgan International Value Fund
Common Stocks	$15,023	$570,566	$—	$585,589
Preferred Stocks	—	9,013	—	9,013
Short Term Investments	67,291	—	—	67,291
Fund Total	$82,314	$579,579	$—	$661,893

JNL/JPMorgan MidCap Growth Fund
Common Stocks	$611,832	$—	$—	$611,832
Short Term Investments	56,278	—	—	56,278
Fund Total	$668,110	$—	$—	$668,110

JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$—	$49,627	$6,545	$56,172
Corporate Bonds and Notes	—	37,429	—	37,429
Government and Agency Obligations	—	1,440,601	—	1,440,601
Short Term Investments	72,132	—	—	72,132
Fund Total	$72,132	$1,527,657	$6,545	$1,606,334

JNL/Lazard Emerging Markets Fund
Common Stocks	$499,340	$771,124	$—	$1,270,464
Preferred Stocks	1,179	—	—	1,179
Short Term Investments	79,576	—	—	79,576
Fund Total	$580,095	$771,124	$—	$1,351,219

JNL/Lazard Mid Cap Equity Fund
Common Stocks	$208,202	$—	$—	$208,202
Preferred Stocks	—	—	1,327	1,327
Short Term Investments	16,072	—	—	16,072
Fund Total	$224,274	$—	$1,327	$225,601

JNL/M&G Global Basics Fund
Common Stocks	$94,292	$201,205	$—	$295,497
Preferred Stocks	365	—	—	365
Short Term Investments	28,716	—	—	28,716
Fund Total	$123,373	$201,205	$—	$324,578

JNL/M&G Global Leaders Fund
Common Stocks	$23,027	$20,047	$—	$43,074
Rights	—	35	—	35
Short Term Investments	3,432	—	—	3,432
Fund Total	$26,459	$20,082	$—	$46,541

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Mellon Capital Management 10 x 10 Fund
Investment Companies	$310,261	$—	$—	$310,261
Fund Total	$310,261	$—	$—	$310,261

JNL/Mellon Capital Management Index 5 Fund
Investment Companies	$519,416	$—	$—	$519,416
Fund Total	$519,416	$—	$—	$519,416

JNL/Mellon Capital Management Emerging Markets Index Fund
Common Stocks	$56,954	$234,055	$289	$291,298
Preferred Stocks	19,981	1,703	—	21,684
Rights	—	11	—	11
Warrants	—	13	—	13
Investment Companies	581	—	—	581
Short Term Investments	10,147	240	—	10,387
Fund Total	$87,663	$236,022	$289	$323,974

JNL/Mellon Capital Management European 30 Fund
Common Stocks	$610	$30,123	$—	$30,733
Short Term Investments	1,885	—	—	1,885
Fund Total	$2,495	$30,123	$—	$32,618

JNL/Mellon Capital Management Pacific Rim 30 Fund
Common Stocks	$—	$95,625	$—	$95,625
Investment Companies	656	—	—	656
Short Term Investments	16,281	—	—	16,281
Fund Total	$16,937	$95,625	$—	$112,562

JNL/Mellon Capital Management S&P 500 Index Fund
Common Stocks	$1,466,347	$—	$—	$1,466,347
Short Term Investments	55,968	2,210	—	58,178
Fund Total	$1,522,315	$2,210	$—	$1,524,525

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Common Stocks	$891,737	$—	$—	$891,737
Short Term Investments	63,128	1,150	—	64,278
Fund Total	$954,865	$1,150	$—	$956,015

JNL/Mellon Capital Management Small Cap Index Fund
Common Stocks	$966,109	$—	$—	$966,109
Warrants	—	2	—	2
Investment Companies	114	—	—	114
Other Equity Interests	—	—	—	—
Short Term Investments	137,828	1,760	—	139,588
Fund Total	$1,104,051	$1,762	$—	$1,105,813

JNL/Mellon Capital Management International Index Fund
Common Stocks	$3,816	$1,517,949	$—	$1,521,765
Preferred Stocks	—	10,348	—	10,348
Rights	33	—	—	33
Other Equity Interests	—	—	—	—
Short Term Investments	172,512	1,845	—	174,357
Fund Total	$176,361	$1,530,142	$—	$1,706,503

JNL/Mellon Capital Management Bond Index Fund
Non-U.S. Government Agency ABS	$—	$39,998	$—	$39,998
Corporate Bonds and Notes	—	428,614	—	428,614
Government and Agency Obligations	—	1,301,864	—	1,301,864
Short Term Investments	146,615	—	—	146,615
Fund Total	$146,615	$1,770,476	$—	$1,917,091

JNL/Mellon Capital Management Global Alpha Fund
Purchased Options	$23,872	$—	$—	$23,872
Short Term Investments	95,464	382,485	—	477,949
Fund Total	$119,336	$382,485	$—	$501,821

JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund
Common Stocks	$66,454	$—	$—	$66,454
Short Term Investments	653	—	—	653
Fund Total	$67,107	$—	$—	$67,107

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/Morgan Stanley Mid Cap Growth Fund
Common Stocks	$11,110	$1,183	$—	$12,293
Preferred Stocks	—	—	56	56
Short Term Investments	1,170	—	—	1,170
Fund Total	$12,280	$1,183	$56	$13,519

JNL/Neuberger Berman Strategic Income Fund
Non-U.S. Government Agency ABS	$—	$9,431	$—	$9,431
Corporate Bonds and Notes	—	13,933	—	13,933
Government and Agency Obligations	—	27,177	—	27,177
Investment Companies	2,473	—	—	2,473
Variable Rate Senior Loan Interests	—	8,572	—	8,572
Short Term Investments	10,469	—	—	10,469
Fund Total	$12,942	$59,113	$—	$72,055

JNL/Oppenheimer Global Growth Fund
Common Stocks	$298,404	$300,682	$—	$599,086
Preferred Stocks	—	10,054	—	10,054
Short Term Investments	49,508	—	—	49,508
Fund Total	$347,912	$310,736	$—	$658,648

JNL/PIMCO Real Return Fund
Non-U.S. Government Agency ABS	$—	$274,421	$674	$275,095
Corporate Bonds and Notes	—	357,022	340	357,362
Government and Agency Obligations	10,743	3,516,333	—	3,527,076
Preferred Stocks	619	—	—	619
Purchased Options	—	461	905	1,366
Other Equity Interests	—	26	—	26
Short Term Investments	38,820	1,742,810	—	1,781,630
Fund Total	$50,182	$5,891,073	$1,919	$5,943,174

JNL/PIMCO Total Return Bond Fund
Non-U.S. Government Agency ABS	$—	$288,066	$—	$288,066
Corporate Bonds and Notes	—	846,861	—	846,861
Government and Agency Obligations	—	4,365,251	—	4,365,251
Preferred Stocks	—	—	—	—
Trust Preferreds	18,581	—	3,115	21,696
Short Term Investments	185,808	824,893	—	1,010,701
Fund Total	$204,389	$6,325,071	$3,115	$6,532,575

JNL/PPM America Floating Rate Income Fund
Corporate Bonds and Notes	$—	$50,710	$—	$50,710
Variable Rate Senior Loan Interests	—	534,900	—	534,900
Short Term Investments	44,452	—	—	44,452
Fund Total	$44,452	$585,610	$—	$630,062

JNL/PPM America High Yield Bond Fund
Non-U.S. Government Agency ABS	$—	$51,887	$—	$51,887
Corporate Bonds and Notes(1)	—	1,637,776	3	1,637,779
Common Stocks	40,152	—	—	40,152
Preferred Stocks	18,944	949	—	19,893
Trust Preferreds	3,111	—	—	3,111
Investment Companies	7,539	—	—	7,539
Other Equity Interests	—	1,061	—	1,061
Short Term Investments	528,710	—	—	528,710
Fund Total	$598,456	$1,691,673	$3	$2,290,132

JNL/PPM America Mid Cap Value Fund
Common Stocks	$162,805	$—	$—	$162,805
Short Term Investments	9,556	—	—	9,556
Fund Total	$172,361	$—	$—	$172,361

JNL/PPM America Small Cap Value Fund
Common Stocks	$110,565	$—	$—	$110,565
Short Term Investments	9,079	—	—	9,079
Fund Total	$119,644	$—	$—	$119,644

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/PPM America Value Equity Fund
Common Stocks	$123,887	$—	$—	$123,887
Short Term Investments	5,221	—	—	5,221
Fund Total	$129,108	$—	$—	$129,108

JNL/Red Rocks Listed Private Equity Fund
Common Stocks	$375,689	$264,401	$—	$640,090
Rights	118	—	—	118
Short Term Investments	6,330	—	—	6,330
Fund Total	$382,137	$264,401	$—	$646,538

JNL/S&P Competitive Advantage Fund
Common Stocks	$800,447	$—	$—	$800,447
Short Term Investments	25,828	—	—	25,828
Fund Total	$826,275	$—	$—	$826,275

JNL/S&P Dividend Income & Growth Fund
Common Stocks	$1,293,861	$—	$—	$1,293,861
Short Term Investments	56,887	—	—	56,887
Fund Total	$1,350,748	$—	$—	$1,350,748

JNL/S&P Intrinsic Value Fund
Common Stocks	$682,832	$—	$—	$682,832
Short Term Investments	57,482	—	—	57,482
Fund Total	$740,314	$—	$—	$740,314

JNL/S&P Total Yield Fund
Common Stocks	$499,767	$—	$—	$499,767
Short Term Investments	39,749	—	—	39,749
Fund Total	$539,516	$—	$—	$539,516

JNL/S&P 4 Fund
Investment Companies	$1,266,179	$—	$—	$1,266,179
Fund Total	$1,266,179	$—	$—	$1,266,179

JNL/S&P Managed Conservative Fund
Investment Companies	$1,673,379	$—	$—	$1,673,379
Fund Total	$1,673,379	$—	$—	$1,673,379

JNL/S&P Managed Moderate Fund
Investment Companies	$2,832,107	$—	$—	$2,832,107
Fund Total	$2,832,107	$—	$—	$2,832,107

JNL/S&P Managed Moderate Growth Fund
Investment Companies	$4,597,941	$—	$—	$4,597,941
Fund Total	$4,597,941	$—	$—	$4,597,941

JNL/S&P Managed Growth Fund
Investment Companies	$3,127,218	$—	$—	$3,127,218
Fund Total	$3,127,218	$—	$—	$3,127,218

JNL/S&P Managed Aggressive Growth Fund
Investment Companies	$1,050,167	$—	$—	$1,050,167
Fund Total	$1,050,167	$—	$—	$1,050,167

JNL/T. Rowe Price Established Growth Fund
Common Stocks	$2,432,586	$59,355	$998	$2,492,939
Preferred Stocks	—	—	3,555	3,555
Short Term Investments	108,535	—	—	108,535
Fund Total	$2,541,121	$59,355	$4,553	$2,605,029

JNL/T. Rowe Price Mid-Cap Growth Fund
Common Stocks	$1,613,731	$—	$383	$1,614,114
Preferred Stocks	—	—	8,754	8,754
Rights	—	—	—	—
Short Term Investments	198,715	—	—	198,715
Fund Total	$1,812,446	$—	$9,137	$1,821,583

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Securities
	Level 1	Level 2	Level 3	Total
JNL/T. Rowe Price Short-Term Bond Fund
Non-U.S. Government Agency ABS	$—	$261,778	$—	$261,778
Corporate Bonds and Notes	—	751,243	—	751,243
Government and Agency Obligations	—	503,796	—	503,796
Investment Companies	—	—	5	5
Short Term Investments	143,170	4,208	—	147,378
Fund Total	$143,170	$1,521,025	$5	$1,664,200

JNL/T. Rowe Price Value Fund
Common Stocks	$1,612,615	$7,381	$—	$1,619,996
Preferred Stocks	6,651	—	—	6,651
Short Term Investments	26,853	—	—	26,853
Fund Total	$1,646,119	$7,381	$—	$1,653,500

JNL/UBS Large Cap Select Growth Fund
Common Stocks	$478,615	$—	$—	$478,615
Investment Companies	300	—	—	300
Short Term Investments	9,021	—	—	9,021
Fund Total	$487,936	$—	$—	$487,936

JNL/WMC Balanced Fund
Common Stocks	$1,509,787	$—	$—	$1,509,787
Non-U.S. Government Agency Asset-Backed Securities	—	24,844	—	24,844
Corporate Bonds and Notes	—	172,710	—	172,710
Government and Agency Obligations	—	646,919	—	646,919
Short Term Investments	186,551	—	—	186,551
Fund Total	$1,696,338	$844,473	$—	$2,540,811

JNL/WMC Money Market Fund
Corporate Bonds and Notes	$—	$120,842	$—	$120,842
Government and Agency Obligations	—	273,038	—	273,038
Short Term Investments	26	734,823	—	734,849
Fund Total	$26	$1,128,703	$—	$1,128,729

JNL/WMC Value Fund
Common Stocks	$1,404,950	$29,959	$—	$1,434,909
Short Term Investments	60,547	—	—	60,547
Fund Total	$1,465,497	$29,959	$—	$1,495,456

	Liabilities - Securities
	Level 1	Level 2	Level 3	Total
JNL/Goldman Sachs Core Plus Bond Fund
Government and Agency Obligations	$—	$(39,053)	$—	$(39,053)
Fund Total	$—	$(39,053)	$—	$(39,053)

JNL/Goldman Sachs U.S. Equity Flex Fund
Common Stocks	$(31,387)	$—	$—	$(31,387)
Fund Total	$(31,387)	$—	$—	$(31,387)

JNL/Mellon Capital Management Bond Index Fund
Government and Agency Obligations	$—	$(106)	$—	$(106)
Fund Total	$—	$(106)	$—	$(106)

JNL/PIMCO Real Return Fund
Government and Agency Obligations	$—	$(4,918)	$—	$(4,918)
Fund Total	$—	$(4,918)	$—	$(4,918)

JNL/PIMCO Total Return Bond Fund
Government and Agency Obligations	$—	$(31,619)	$—	$(31,619)
Fund Total	$—	$(31,619)	$—	$(31,619)

JNL/WMC Balanced Fund
Government and Agency Obligations	$—	$(118,804)	$—	$(118,804)
Fund Total	$—	$(118,804)	$—	$(118,804)

(1)Unfunded loan commitments in the JNL/Franklin Templeton Mutual Shares Fund and JNL/PPM America High Yield Bond Fund are not reflected in the Schedules of Investments. Unrealized appreciation/(depreciation) is reflected as an asset/ liability in the table. See Unfunded Loan Commitments in these Notes to the Schedules of Investments.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Assets - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$2,957	$—	$—	$2,957
Open Forward Foreign Currency Contracts	—	8,109	—	8,109
Total Return Swap Agreements	—	62	—	62
Fund Total	$2,957	$8,171	$—	$11,128

JNL/BlackRock Global Allocation Fund
Open Futures Contracts	$214	$—	$—	$214
Open Forward Foreign Currency Contracts	—	521	—	521
Interest Rate Swap Agreements	—	110	—	110
Total Return Swap Agreements	—	43	—	43
Fund Total	$214	$674	$—	$888

JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$38	$—	$38
Fund Total	$—	$38	$—	$38

JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$12,852	$—	$12,852
Fund Total	$—	$12,852	$—	$12,852

JNL/Franklin Templeton Mutual Shares Fund
Open Forward Foreign Currency Contracts	$—	$126	$—	$126
Fund Total	$—	$126	$—	$126

JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$1,988	$—	$—	$1,988
Open Forward Foreign Currency Contracts	—	2,476	—	2,476
Interest Rate Swap Agreements	—	3,287	—	3,287
Credit Default Swap Agreements	—	1,127	—	1,127
Fund Total	$1,988	$6,890	$—	$8,878

JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$27	$—	$—	$27
Open Forward Foreign Currency Contracts	—	10,151	—	10,151
Interest Rate Swap Agreements	—	4,076	—	4,076
Fund Total	$27	$14,227	$—	$14,254

JNL/Ivy Asset Strategy Fund
Open Forward Foreign Currency Contracts	$—	$429	$—	$429
Fund Total	$—	$429	$—	$429

JNL/JPMorgan International Value Fund
Open Futures Contracts	$2	$—	$—	$2
Open Forward Foreign Currency Contracts	—	2,208	—	2,208
Fund Total	$2	$2,208	$—	$2,210

JNL/Mellon Capital Management International Index Fund
Open Forward Foreign Currency Contracts	$—	$228	$—	$228
Fund Total	$—	$228	$—	$228

JNL/Mellon Capital Management Global Alpha Fund
Exchange Traded Purchased Options	$582	$—	$—	$582
Open Futures Contracts	385	—	—	385
Open Forward Foreign Currency Contracts	—	2,186	—	2,186
Fund Total	$967	$2,186	$—	$3,153

JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$2	$—	$—	$2
Credit Default Swap Agreements	—	124	—	124
Fund Total	$2	$124	$—	$126

JNL/PIMCO Real Return Fund
Open Futures Contracts	$371	$—	$—	$371
Open Forward Foreign Currency Contracts	—	2,308	—	2,308
Credit Default Swap Agreements	—	672	—	672
Fund Total	$371	$2,980	$—	$3,351

JNL/PIMCO Total Return Bond Fund
Open Futures Contracts	$2,274	$—	$—	$2,274
Open Forward Foreign Currency Contracts	—	2,867	—	2,867
Centrally Cleared Interest Rate Swap Agreements	1,903	—	—	1,903
Interest Rate Swap Agreements	—	494	—	494
Credit Default Swap Agreements	—	5,772	—	5,772
Fund Total	$4,177	$9,133	$—	$13,310

JNL/WMC Balanced Fund
Open Futures Contracts	$10	$—	$—	$10
Fund Total	$10	$—	$—	$10

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/AQR Managed Futures Strategy Fund
Open Futures Contracts	$(4,134)	$—	$—	$(4,134)
Open Forward Foreign Currency Contracts	—	(7,404)	—	(7,404)
Total Return Swap Agreements	—	(168)	—	(168)
Fund Total	$(4,134)	$(7,572)	$—	$(11,706)

JNL/BlackRock Global Allocation Fund
Written Options	$(1,289)	$(745)	$—	$(2,034)
Open Futures Contracts	(120)	—	—	(120)
Open Forward Foreign Currency Contracts	—	(1,037)	—	(1,037)
Interest Rate Swap Agreements	—	(28)	—	(28)
Credit Default Swap Agreements	—	(280)	—	(280)
Fund Total	$(1,409)	$(2,090)	$—	$(3,499)

JNL/Capital Guardian Global Balanced Fund
Open Forward Foreign Currency Contracts	$—	$(134)	$—	$(134)
Fund Total	$—	$(134)	$—	$(134)

JNL/DFA U.S. Core Equity Fund
Open Futures Contracts	$(90)	$—	$—	$(90)
Fund Total	$(90)	$—	$—	$(90)

JNL/Franklin Templeton Global Multisector Bond Fund
Open Forward Foreign Currency Contracts	$—	$(2,088)	$—	$(2,088)
Fund Total	$—	$(2,088)	$—	$(2,088)

JNL/Franklin Templeton Mutual Shares Fund
Written Options	$(15)	$—	$—	$(15)
Open Forward Foreign Currency Contracts	—	(4,201)	—	(4,201)
Fund Total	$(15)	$(4,201)	$—	$(4,216)

JNL/Goldman Sachs Core Plus Bond Fund
Open Futures Contracts	$(1,375)	$—	$—	$(1,375)
Open Forward Foreign Currency Contracts	—	(2,187)	—	(2,187)
Interest Rate Swap Agreements	—	(4,117)	—	(4,117)
Credit Default Swap Agreements	—	(76)	—	(76)
Fund Total	$(1,375)	$(6,380)	$—	$(7,755)

JNL/Goldman Sachs Emerging Markets Debt Fund
Open Futures Contracts	$(3)	$—	$—	$(3)
Open Forward Foreign Currency Contracts	—	(5,013)	—	(5,013)
Interest Rate Swap Agreements	—	(1,103)	—	(1,103)
Fund Total	$(3)	$(6,116)	$—	$(6,119)

JNL/Ivy Asset Strategy Fund
Written Options	$(258)	$(5,392)	$—	$(5,650)
Fund Total	$(258)	$(5,392)	$—	$(5,650)

JNL/JPMorgan International Value Fund
Open Futures Contracts	$(304)	$—	$—	$(304)
Open Forward Foreign Currency Contracts	—	(2,381)	—	(2,381)
Fund Total	$(304)	$(2,381)	$—	$(2,685)

JNL/Mellon Capital Management Emerging Markets Index Fund
Open Futures Contracts	$(64)	$—	$—	$(64)
Fund Total	$(64)	—	$—	$(64)

JNL/Mellon Capital Management S&P 500 Index Fund
Open Futures Contracts	$(224)	$—	$—	$(224)
Fund Total	$(224)	$—	$—	$(224)

JNL/Mellon Capital Management S&P 400 MidCap Index Fund
Open Futures Contracts	$(533)	$—	$—	$(533)
Fund Total	$(533)	$—	$—	$(533)

JNL/Mellon Capital Management Small Cap Index Fund
Open Futures Contracts	$(207)	$—	$—	$(207)
Fund Total	$(207)	$—	$—	$(207)

JNL/Mellon Capital Management International Index Fund
Open Futures Contracts	$(655)	$—	$—	$(655)
Open Forward Foreign Currency Contracts	—	(218)	—	(218)
Fund Total	$(655)	$(218)	$—	$(873)

JNL/Mellon Capital Management Global Alpha Fund
Open Futures Contracts	$(6,018)	$—	$—	$(6,018)
Open Forward Foreign Currency Contracts	—	(3,272)	—	(3,272)
Fund Total	$(6,018)	$(3,272)	$—	$(9,290)

JNL/Neuberger Berman Strategic Income Fund
Open Futures Contracts	$(37)	$—	$—	$(37)
Fund Total	$(37)	$—	$—	$(37)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

FASB ASC Topic 820, “Fair Value Measurements and Disclosure”

	Liabilities - Investments in Other Financial Instruments(1)
	Level 1	Level 2	Level 3	Total
JNL/PIMCO Real Return Fund
Written Options	$—	$(4,753)	$—	$(4,753)
Open Forward Foreign Currency Contracts	—	(7,916)	—	(7,916)
Centrally Cleared Interest Rate Swap Agreements	—	(1,773)	—	(1,773)
Interest Rate Swap Agreements	—	(193)	—	(193)
Credit Default Swap Agreements	—	(94)	—	(94)
Fund Total	$—	$(14,729)	$—	$(14,729)

JNL/PIMCO Total Return Bond Fund
Written Options	$—	$(1,863)	$—	$(1,863)
Open Futures Contracts	(97)	—	—	(97)
Open Forward Foreign Currency Contracts	—	(15,155)	—	(15,155)
Centrally Cleared Interest Rate Swap Agreements	—	(2,363)	—	(2,363)
Credit Default Swap Agreements	—	(143)	—	(143)
Fund Total	$(97)	$(19,524)	$—	$(19,621)

(1)Investments in other financial instruments are derivative instruments not reflected in the Schedules of Investments and include, forward foreign currency contracts, futures contracts, written options and swap agreements.  Purchased options are included in the Schedules of Investments. All derivatives, except for written options, are reflected at the unrealized appreciation/(depreciation) on the instrument.  Written options are reflected at value.

The Funds recognize transfers between levels as of the beginning of the period.  The following table summarizes material recurring transfers between Level 1 and Level 2 valuations during the period ended September 30, 2012:

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
Transfers for valuations using a statistical fair value pricing service
JNL/BlackRock Commodity Securities Fund
Common Stocks	$—	$19,792
JNL/BlackRock Global Allocation Fund
Common Stocks	$—	$91,622
JNL/Brookfield Global Infrastructure Fund
Common Stocks	$—	$35,888
JNL/Capital Guardian Global Balanced Fund
Common Stocks	$—	$89,806
JNL/Capital Guardian Global Diversified Research Fund
Common Stocks	$—	$134,583
JNL/Eastspring Investments Asia ex-Japan Fund
Common Stocks	$—	$67,619
JNL/Eastspring Investments China India Fund
Common Stocks	$—	$261,842
JNL/Franklin Templeton Global Growth Fund
Common Stocks	$—	$258,894
JNL/Franklin Templeton Income Fund
Common Stocks	$—	$51,781
JNL/Franklin Templeton International Small Cap Growth Fund
Common Stocks	$7,160	$133,870
JNL/Franklin Templeton Mutual Shares Fund
Common Stocks	$—	$122,191
JNL/Invesco Global Real Estate Fund
Common Stocks	$—	$286,909
JNL/Invesco International Growth Fund
Common Stocks	$—	$441,414
JNL/Ivy Asset Strategy Fund
Common Stocks	$—	$363,177
Preferred Stocks	—	62,678
JNL/JPMorgan International Value Fund
Common Stocks	$—	$479,927
JNL/Lazard Emerging Markets Fund
Common Stocks	$—	$468,322
JNL/M&G Global Basics Fund
Common Stocks	$5,620	$174,916
JNL/M&G Global Leaders Fund
Common Stocks	$—	$12,892
JNL/Mellon Capital Management European 30 Fund
Common Stocks	$—	$9,899
JNL/Mellon Capital Management Pacific Rim 30 Fund
Common Stocks	$—	$31,849
JNL/Mellon Capital Management International Index Fund
Common Stocks	$—	$100,778

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

	Transfers out of Level 2 into Level 1 during the Period	Transfers out of Level 1 into Level 2 during the Period
JNL/Mellon Capital Management Emerging Markets Index Fund
Common Stocks	$—	$55,775
JNL/Oppenheimer Global Growth Fund
Common Stocks	$—	$247,507
Preferred Stocks	—	8,509
JNL/RedRocks Listed Private Equity Fund
Common Stocks	$—	$193,752
Investment Companies	—	67,725
JNL/T.Rowe Price Established Growth Fund
Common Stocks	$—	$27,869
JNL/T.Rowe Price Value Fund
Common Stocks	$—	$17,857

The following table is a rollforward of material Level 3 valuations and transfers by category for which significant unobservable inputs were used to determine fair value during the period ended September 30, 2012:

	Balance at Beginning of Period	Transfers into Level 3 During the Period(2)		Transfers out of Level 3 During the Period(2)		Total Realized and Change in Unrealized Gain/(Loss)	Purchases		(Sales)		Balance at End of Period		Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at End of Period(1)
Investments in Securities
JNL/Franklin Templeton Global Multisector Bond Fund
Government and Agency Obligations	$—	$—		$(4,888	)(3)	$—	$4,888		$—		$—		$—
JNL/Ivy Asset Strategy Fund
Common Stocks	$—	$—		$—		$(12,193)	$45,512	(4)	$—		$33,319	(5)	$(12,193)
Corporate Bond and Notes	—	—		—		(3,621)	85,361		(26,687	)(4)	55,053	(5)	(3,621)
Fund Total	$—	$—		$—		$(15,814)	$130,873		$(26,687)		$88,372		$(12,176)
JNL/JPMorgan U.S. Government & Quality Bond Fund
Non-U.S. Government Agency ABS	$25,809	$—		$—		$—	$—		$(25,809)		$—		$—
JNL/T. Rowe Price Mid Cap Growth Fund
Common Stocks	$—	$20,658	(6)	$(21,522	)(6)	$99	$953		$(188)		$—		$—

(1) Reflects the change in unrealized appreciation/(depreciation) for Level 3 investments held at September 30, 2012.

(2) There were no material, significant transfers between Level 3 and Level 2 valuations during the period ended September 30, 2012 other than those noted in the table.

(3) During the period, the valuation of the government and agency obligation in JNL/Franklin Templeton Global Multisector Bond Fund was transferred from a Level 3 valuation to a Level 2 valuation.  The government and agency obligation is valued by an approved independent pricing service and considered a Level 2 valuation, previously it was valued using a single source broker quote and considered a Level 3 valuation.

(4) During the period, the company underlying the investment in the common stock and corporate bond in JNL/Ivy Asset Strategy Fund underwent a corporate reorganization.  As a part of the corporate reorganization, the cost of the corporate bond was transferred to common stock.

(5) The fair value measurements of the common stock and corporate bond in JNL/Ivy Asset Strategy Fund were determined based on recent transaction levels and taking into consideration a discount for illiquidity.  As the company’s quarterly financial statements are not publicly available and the company is pending an IPO, this information is considered a significant unobservable input to the fair value.  Significant changes to the company’s quarterly earnings before interest, taxes and depreciation/amortization (“EBITDA”), a significant change in the company’s capital structure or a significant increases or decreases in the discount rate would result in a significant decrease or increase to the common stock’s and corporate bond’s fair value measurements.

Valuation Technique	Unobservable Input	Range
Market approach	Discount for lack of marketability	5%

(6) At the beginning of the period and at the end of the period, the valuation of the common stock in JNL/T. Rowe Price Mid-Cap Growth Fund was valued using the official closing price of the exchange where the common stock was principally traded and considered a Level 1 valuation.  During the period, trading for the common stock was halted and the common stock was valued using a discount rate applied to the last trade price and considered a Level 3 valuation.  The common stock resumed trading during the period.

Significant changes in unobservable valuation inputs to a different amount might result in a significantly higher or lower fair value measurement than the one used in a security’s valuation.

Securities Lending and Securities Lending Collateral — A Fund may lend securities to certain brokers, dealers or other financial institutions in order to earn additional income.  The borrowers and the Funds’ securities lending agent exchange negotiated lender fees and the Funds receive a fee equal to a percentage of the net negotiated lender fees and the net income generated by the securities lending collateral held during each lending transaction.  The securities lending agent is authorized to loan securities on behalf of the Funds to approved borrowers and is required to maintain collateral at least equal to the value of the securities loaned based on the previous day’s value of the securities loaned, marked-to-market daily.  Any shortfalls are adjusted the next business day.  In the event of bankruptcy or other default of the borrower, a Fund could experience delays in liquidating the loan collateral or recovering the loaned securities and incur expenses related to enforcing its rights.  In addition, there could be a decline in the value of the collateral or in the value of the securities loaned while a Fund seeks to enforce its rights thereto and the Fund could experience subnormal levels of income or lack of

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

access to income during that period.  The Funds also bear the risk of any deficiency in the amount of collateral available for return to a borrower due to a loss in an approved investment.  Each Fund is responsible for returning the full amount of collateral received for a particular loan when the borrower returns the applicable security.

JPMorgan Chase Bank, N.A. (“JPM Chase” or “Custodian”) serves as custodian and securities lending agent to the Trust for all Funds except for the JNL/PPM America Floating Rate Income Fund.  The Funds have cash collateral invested in the Securities Lending Cash Collateral Fund LLC, a limited liability company sponsored by the Adviser.  Although the Securities Lending Cash Collateral Fund LLC is not a registered fund under the 1940 Act, and is not a “money market fund”, it typically invests in high quality U.S. dollar-denominated instruments that qualify at time of purchase as “eligible securities” within the meaning of Rule 2a-7 under the 1940 Act, which governs money market funds.  The Securities Lending Cash Collateral Fund LLC is only offered to the Funds and JNAM affiliated funds.

Securities Sold Short - A Fund may enter into short sales transactions whereby the Fund sells a security it does not own in anticipation of a decline in the market price of the security.  When a Fund engages in a short sale, the Fund borrows the security sold short and delivers it to the counterparty through which it made the short sale as collateral for its obligation.  The Fund may have to pay a fee to borrow securities and is often obligated to repay the lender of the securities for any interest or dividends that accrues on the borrowed securities during the period of the loan.  Until the Fund closes its short position, the lending broker requires assets to be segregated as collateral, which is marked-to-market daily, to the extent necessary to meet margin requirements and cover the short sale obligation.  A Fund is obligated to deliver securities at the market price at the time the short position is closed.  If the price of the security sold short increases between the time of the short sale and the time that the Fund replaces the borrowed security, the Fund will incur a capital loss; conversely, if the price declines, the Fund will realize a capital gain.  A Fund’s loss on a short sale could theoretically be unlimited in cases where the Fund is unable, for whatever reason, to close out its short position.

Sub-Adviser Affiliates - The following Sub-Advisers are affiliates of JNAM:  PPM America, Inc. serves as Sub-Adviser for JNL/PPM America High Yield Bond Fund, JNL/PPM America Floating Rate Income Fund, JNL/PPM America Mid Cap Value Fund, JNL/PPM America Small Cap Value Fund and JNL/PPM America Value Equity Fund.  Eastspring Investments serves as Sub-Adviser for JNL/Eastspring Investments Asia ex-Japan Fund and JNL/Eastspring Investments China-India Fund (effective February 14, 2012, JNL/PAM Asia ex-Japan Fund and JNL/PAM China-India Funds’ names changed to JNL/Eastspring Investments Asia ex-Japan Fund and JNL/Eastspring Investments China-India Fund, respectively).  M&G Investment Management Limited serves as Sub-Adviser for JNL/M&G Global Basics Fund and JNL/M&G Global Leaders Fund.

Investments in Affiliates — During the period ended September 30, 2012, certain Funds invested in a money market fund which is managed by the Adviser.  JNL Money Market Fund is offered as a cash management tool to the Funds and their affiliates and is not available for direct purchase by members of the public.  The Funds sub-advised by T. Rowe Price Associates, Inc. invested in T. Rowe Price Reserves Investment Fund as a cash management tool.  Certain Funds participating in securities lending receive cash collateral, which is invested by the Custodian in the Securities Lending Cash Collateral Fund LLC, which is an affiliate of the Funds’ Adviser.  JNAM serves as the Administrator for the Securities Lending Cash Collateral Fund LLC.

The Custodian is an affiliate of the Funds for which J.P. Morgan Investment Management Inc. is the Sub-Adviser.  JNL/Institutional Alt 20 Fund, JNL/Institutional Alt 35 Fund, JNL/Institutional Alt 50 Fund, JNL/Institutional Alt 65 Fund, JNL Disciplined Moderate Fund, JNL Disciplined Moderate Growth Fund, JNL Disciplined Growth Fund, JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management 10 x 10 Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/S&P 4 Fund, JNL/S&P Managed Conservative Fund, JNL/S&P Managed Moderate Fund, JNL/S&P Managed Moderate Growth Fund, JNL/S&P Managed Growth Fund and JNL/S&P Managed Aggressive Growth Fund invested solely in Class A shares of other affiliated Funds of the Trust, JNL Variable Fund LLC and Curian Variable Series Trust.

JNL/American Funds Blue Chip Income and Growth Fund, JNL/American Funds Global Bond Fund, JNL/American Funds Global Small Capitalization Fund and JNL/American Funds New World Fund (“American Funds Feeder Funds”) invest primarily all of their investable assets in the respective American Funds Master Fund.  Due to their ownership of more than 5% of the shares of the American Funds Master Fund, the JNL American Funds Feeder Funds may be deemed an affiliated person thereof under the 1940 Act.  JNL/BlackRock Global Allocation Fund invested in the iShares Comex Gold Trust Fund and iShares Silver Trust, which is an affiliate of the Fund.  JNL/Mellon Capital Management International Index Fund invested in Prudential plc.  JNAM is a wholly-owned subsidiary of Jackson National Life Insurance Company® (“Jackson”) and an indirect wholly owned subsidiary of Prudential plc, a publicly traded company incorporated in the United Kingdom.  Prudential plc is not affiliated in any manner with Prudential Financial Inc., a company whose principal place of business is in the United States of America.  JNL/Mellon Capital Management S&P 500 Index Fund and JNL/Mellon Capital Management Bond Index Fund invested in the Bank of New York Mellon Corporation, the parent company of each Fund’s Sub-Adviser.  JNL/T. Rowe Price Short-Term Bond Fund invested in T. Rowe Price Term Asset-Backed Opportunity Fund, LLC which is an affiliate of the Fund’s Sub-Adviser.

The following table details cash management investments in affiliates held at September 30, 2012.  There was no realized gain or loss relating to transactions in these investments during the period ended September 30, 2012.

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/AQR Managed Futures Strategy Fund	$210,041	$380,041	$124
JNL/BlackRock Commodity Securities Fund	229,369	40,108	17
JNL/Brookfield Global Infrastructure Fund	8,487	3,879	2

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

	JNL Money Market Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/Capital Guardian Global Balanced Fund	$15,260	$24,208	$7
JNL/Capital Guardian Global Diversified Research Fund	9,511	9,551	4
JNL/DFA U.S. Core Equity Fund	21,420	2,049	5
JNL/Eagle SmallCap Equity Fund	19,833	10,266	6
JNL/Eastspring Investments Asia ex-Japan Fund	867	771	1
JNL/Eastspring Investments China-India Fund	11,404	8,585	3
JNL/Franklin Templeton Global Growth Fund	21,540	17,505	8
JNL Franklin Templeton Global Multisector Bond Fund	21,049	31,502	19
JNL/Franklin Templeton Income Fund	78,549	138,242	45
JNL/Franklin Templeton International Small Cap Growth Fund	12,495	21,563	6
JNL/Franklin Templeton Mutual Shares Fund	54,660	96,202	22
JNL/Franklin Templeton Small Cap Value Fund	27,818	71,054	9
JNL/Goldman Sachs Core Plus Bond Fund	62,304	127,081	63
JNL/Goldman Sachs Emerging Markets Debt Fund	125,456	73,712	17
JNL/Goldman Sachs Mid Cap Value Fund	33,756	19,989	8
JNL/Goldman Sachs U.S. Equity Flex Fund	3,558	5,943	1
JNL/Invesco Global Real Estate Fund	14,713	23,392	8
JNL/Invesco International Growth Fund	54,781	82,386	25
JNL/Invesco Large Cap Growth Fund	41,976	72,738	13
JNL/Invesco Small Cap Growth Fund	4,663	9,648	3
JNL/Ivy Asset Strategy Fund	163,456	215,962	44
JNL/JPMorgan International Value Fund	7,677	11,531	5
JNL/JPMorgan MidCap Growth Fund	8,757	17,662	7
JNL/JPMorgan U.S. Government & Quality Bond Fund	120,241	58,156	12
JNL/Lazard Emerging Markets Fund	8,651	36,160	5
JNL/Lazard Mid Cap Equity Fund	11,978	9,546	3
JNL/M&G Global Basics Fund	7,795	4,479	2
JNL/M&G Global Leaders Fund	668	711	1
JNL/Mellon Capital Management Emerging Markets Index Fund	1,868	3,455	2
JNL/Mellon Capital Management European 30 Fund	85	—	—
JNL/Mellon Capital Management Pacific Rim 30 Fund	31	24	—
JNL/Mellon Capital Management S&P 500 Index Fund	39,093	40,630	12
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	18,417	25,919	9
JNL/Mellon Capital Management Small Cap Index Fund	10,487	20,789	6
JNL/Mellon Capital Management International Index Fund	15,019	27,914	7
JNL/Mellon Capital Management Bond Index Fund	54,746	70,946	19
JNL/Mellon Capital Management Global Alpha Fund	22,322	95,464	26
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund	—	653	—
JNL/Morgan Stanley Mid Cap Growth Fund	—	1,170	—
JNL/Neuberger Berman Strategic Income Fund	—	10,469	2
JNL/Oppenheimer Global Growth Fund	10,377	13,811	4
JNL/PIMCO Real Return Fund	4,862	—	—
JNL/PIMCO Total Return Bond Fund	—	—	1
JNL/PPM America High Yield Bond Fund	58,711	108,930	27
JNL/PPM America Mid Cap Value Fund	3,592	362	1
JNL/PPM America Small Cap Value Fund	2,367	663	—
JNL/PPM America Value Equity Fund	40	—	—
JNL/Red Rocks Listed Private Equity Fund	2,944	5,905	1
JNL/S&P Competitive Advantage Fund	7,930	5,301	1
JNL/S&P Dividend Income & Growth Fund	17,211	9,941	2
JNL/S&P Intrinsic Value Fund	6,156	1,167	1
JNL/S&P Total Yield Fund	2,513	2,613	1
JNL/T. Rowe Price Established Growth Fund	1,118	2,000	1
JNL/T. Rowe Price Mid-Cap Growth Fund	2,452	1,178	1
JNL/T. Rowe Price Short-Term Bond Fund	10,538	8,000	3
JNL/T. Rowe Price Value Fund	807	1,814	1
JNL/UBS Large Cap Select Growth Fund	18,990	2,187	5
JNL/WMC Balanced Fund	185,082	114,576	44
JNL/WMC Value Fund	22,493	36,487	12

	T. Rowe Price Reserves Investment Fund
Fund	Beginning Amortized Cost	Ending Amortized Cost	Dividend Income
JNL/T. Rowe Price Established Growth Fund	$47,051	$90,799	$51
JNL/T. Rowe Price Mid-Cap Growth Fund	65,031	103,873	65
JNL/T. Rowe Price Short-Term Bond Fund	40,935	109,878	49
JNL/T. Rowe Price Value Fund	23,287	14,288	16

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

The following table details each Fund’s long term investments in affiliates held during the period ended September 30, 2012.

Fund	Affiliate	Value Beginning of Period	Purchases	Sales Proceeds	Dividend/ Interest Income		Realized Gain (Loss)	Value End of Period
JNL/American Funds Blue Chip Income and Growth Fund	American Funds Insurance Series-Blue Chip Income and Growth Fund Class 1	$403,849	$216,864	$18,093	$—		$2,541	$656,992
JNL/American Funds Global Bond Fund	American Funds Insurance Series-Global Bond Fund Class 1	339,899	124,468	36,790	—		(83)	444,390
JNL/American Funds Global Small Capitalization Fund	American Funds Insurance Series-Global Small Capitalization Fund Class 1	130,269	48,474	8,762	2,116		288	187,621
JNL/American Funds New World Fund	American Funds Insurance Series-New World Fund Class 1	275,290	117,237	10,749	—		609	417,380
JNL/BlackRock Global Allocation Fund	iShares Comex Gold Trust Fund	1,867	4,771	—	—		—	7,519
JNL/BlackRock Global Allocation Fund	iShares Silver Trust	122	70	200	—		(25)	—
JNL/Mellon Capital Management S&P 500 Index Fund	Bank of New York Mellon Corp.	2,346	407	81	49		(66)	3,006
JNL/Mellon Capital Management International Index Fund	Prudential plc	3,063	764	—	137		—	4,951
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 4.30%, 5/15/14	—	538	—	16		—	531
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 2.50%, 01/15/16	506	—	—	9		—	524
JNL/Mellon Capital Management Bond Index Fund	Bank of New York Mellon Corp., 3.55%, 09/23/21	609	—	—	16		—	651
JNL/T. Rowe Price Short-Term Bond Fund	T. Rowe Price Term Asset-Backed Securities Loan Facility	631	—	—	682	(1)	—	5

(1) Dividend income includes return of capital distributions.

FASB ASC Topic 815, “Derivatives and Hedging” — This standard includes the requirement for qualitative disclosures about objectives and strategies for using derivative instruments and disclosures regarding credit related contingent features in derivative instruments; as well as requiring quantitative disclosures in the semi-annual and annual financial statements about fair value, realized and unrealized gains and losses and volume of activity for derivative instruments.  Information about these instruments is disclosed in the context of each instrument’s primary underlying risk exposure which is categorized as credit, equity price, interest rate and foreign currency exchange rate risk.  The objectives, strategies and underlying risks for each instrument held by the Funds are discussed in the following paragraphs.

Credit Linked Notes - A Fund may be subject to equity price risk in the normal course of pursuing its investment objective.  During the period, JNL/Goldman Sachs Core Plus Bond Fund invested in credit linked notes as a means of risk management and to gain exposure to certain foreign markets and JNL/Goldman Sachs Emerging Markets Debt Fund invested in credit linked notes to gain exposure to certain foreign markets.  The value of a credit linked note is based on the price movements of a particular credit, known as a reference credit.  Credit linked notes that the Funds invest in are listed instruments that typically provide the same return as the underlying reference credit.  Credit linked notes are intended to replicate the economic effects that would apply had a Fund directly purchased the underlying reference credit.  The Fund generally will receive a fixed or floating coupon and the note’s par value upon maturity.  If a specified credit event occurs, such as default or bankruptcy, the Fund may experience a delay in payment or forego interest.  The maximum potential risk of loss is limited to the par amount of the credit linked note plus any accrued interest.  The reference credit and its credit rating, for each credit linked note, are presented parenthetically in the Schedules of Investments.

Options Transactions — A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into options for the following reasons:  JNL/BlackRock Global Allocation Fund as a means of risk management, as a directional investment and to generate income; JNL/Franklin Templeton Mutual Shares Fund to manage exposure to or hedge changes in securities prices and as part of its overall investment strategy; JNL/Ivy Asset Strategy Fund to manage its exposure to or hedge changes in securities prices and foreign currencies, as a directional investment, as a substitute for investment in physical securities, as an efficient means of adjusting overall exposure to certain markets and as a means of risk management and as part of its overall investment strategy; JNL/Mellon Capital Management Global Alpha Fund as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage exposure to or hedge changes in interest rates and inflation.

An option is a contract that gives the purchaser of the option, in return for a premium paid, the right to buy a specified underlying instrument from the writer of the option (in the case of a call option), or to sell a specified underlying instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option.  When a Fund purchases an option, the premium paid by the Fund is recorded as an asset and is subsequently marked-to-market to reflect the current value of the option.  Premiums paid for purchasing options which expire are treated as realized losses.  Premiums paid for purchasing options which are exercised or closed are added to the cost basis of the underlying investment or offset against the proceeds of the underlying investment transaction to determine realized gain or loss.  Purchasing call options tends to increase a Fund’s exposure to the underlying

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

instrument.  Purchasing put options tends to decrease a Fund’s exposure to the underlying instrument.  The risks associated with purchasing options are limited to premiums paid and the failure of the counterparty to honor its obligation under the contract.  When a Fund writes a call or put option or an inflation cap or floor, the premium received by the Fund is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option.  Premiums received from writing options which expire are treated as realized gains.  Premiums received from writing options which are exercised or closed are added to the proceeds of the underlying investment transaction or reduce the cost basis of the underlying investment to determine the realized gain or loss.  Writing call options tends to decrease a Fund’s exposure to the underlying instrument.  Writing put options tends to increase a Fund’s exposure to the underlying instrument.  The risk associated with writing an option that is exercised is that an unfavorable change in the price of the security underlying the option could result in a Fund buying the underlying security at a price higher than the current value or selling the underlying security at a price lower than the current market value.  There is also the risk a Fund may not be able to enter into a closing transaction if the market is illiquid.  Options written by a Fund do not give rise to counterparty credit risk, as they obligate the Fund, not the counterparty, to perform.

A Fund may buy and sell (“write”) call and put options on securities, futures, indices, currencies and swaps agreements (“swaptions”) and inflation caps and floors.  Options on futures are exchange traded.  There is no premium paid/received when purchasing/writing exchange traded options on futures.  Exchange traded options on futures are marked-to-market daily and change in value is recorded by the Fund as unrealized gain or loss.  Upon entering into an exchange traded option on futures, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Exchange traded options on futures involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  Swaptions are similar to options on securities except that instead of purchasing the right to buy or sell a security, the writer or purchaser of the swap option is granting or buying the right to enter into a previously agreed upon interest rate or credit default swap agreement at any time before the expiration of the option.  Swaptions are illiquid investments.  Straddle options are written or purchased with premiums to be determined on a future date which are based upon implied volatility parameters at specified terms.  An inflation cap can be used to protect the buyer from inflation erosion above a certain rate.  An inflation floor can be used to provide downside protection to investments in inflation-linked products.  The maximum potential amount of future payments (undiscounted) that a Fund could be required to make under an inflation cap or floor would be the notional amount times the percentage increase (for an inflation cap) or decrease (for an inflation floor) in inflation determined by the difference between the index’s current value and the value at the time the inflation cap or floor was entered into.

Futures Contracts - A Fund may be subject to equity price, interest rate and foreign currency exchange rate risk in the normal course of pursuing its investment objective.  A Fund may buy and sell futures on equities, indices, interest rates, commodities and currencies.  During the period, these Funds entered into futures contracts for the following reasons:  JNL/AQR Managed Futures Strategy Fund to manage exposure to or hedge changes in securities prices and interest rates, to gain exposure to certain markets, to manage cash flows, to replicate treasury bond positions, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and as a substitute for investment in physical securities; JNL/BlackRock Global Allocation Fund as a means of risk management, to manage cash flows and as a substitute for investment in physical securities; JNL/DFA U.S. Core Equity Fund to manage cash flows; JNL/Goldman Sachs Core Plus Bond Fund to manage exposure to or hedge changes in interest rates and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/Goldman Sachs Emerging Markets Debt Fund to manage exposure to or hedge changes in interest rates, to replicate treasury bond positions and as a means of risk management; JNL/Ivy Asset Strategy Fund to manage exposure to or hedge changes in securities prices, as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy and as a means of risk management; JNL/JPMorgan International Value Fund to gain exposure to certain markets and for efficient management of cash flows; JNL/Mellon Capital Management Emerging Markets Index Fund, JNL/Mellon Capital Management S&P 500 Index Fund, JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund, JNL/Mellon Capital Management Small Cap Index Fund and JNL/Mellon Capital Management International Index Fund to hedge accrued dividends and to manage cash flows; JNL/Mellon Capital Management Global Alpha Fund as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/Neuberger Berman Strategic Income Fund and JNL/T. Rowe Price Short-Term Bond Fund to manage exposure to or hedge changes in interest rates; JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage exposure to or hedge changes in interest rates, as an efficient means of adjusting overall exposure to certain markets as part of their investment strategy and as a substitute for investment in physical securities; and JNL/WMC Balanced Fund to manage exposure to or hedge changes in interest rates and as a means of risk management.  A futures contract is a standardized contract obligating two parties to exchange a specified asset at an agreed upon price and date.  Upon entering into a futures contract, the Fund is required to deposit with the broker or counterparty an amount of cash or cash equivalents equal to a certain percentage of the contract amount known as the “initial margin”.  The Fund receives from or pays to the counterparty an amount of cash equal to the daily fluctuation in the value of the contracts.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Futures contracts involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.  The primary risks associated with the use of futures contracts are the imperfect correlation between the change in market value of the securities held by a Fund or the change in the market value of an underlying entity and the prices of the futures contracts and the possibility a Fund may not be able to enter into a closing transaction because of an illiquid market.  With futures, there is minimal counterparty risk to a Fund since future contracts are exchange traded and the exchange’s clearinghouse, acting as counterparty to all exchange traded futures, guarantees the future contracts against default.

Forward Foreign Currency Contracts - A Fund may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into forward foreign currency contracts for the following reasons:  JNL/AQR Managed Futures Strategy Fund to gain directional exposure to currencies, to create foreign currency exposure on U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of its overall investment strategy; JNL/BlackRock Global Allocation Fund as a means of risk management and to gain directional exposure to currencies; JNL/Brookfield Global Infrastructure Fund to hedge foreign currency exposure

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

between trade date and settlement date on investment security purchases and sales; JNL/Capital Guardian Global Balanced Fund and JNL/Ivy Asset Strategy Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of their overall investment strategy; JNL/Franklin Templeton Global Multisector Bond Fund to gain directional exposure to currencies, to create foreign currency exposure on U.S. dollar cash balances, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy; JNL/Franklin Templeton Mutual Shares Fund, JNL/Goldman Sachs Core Plus Bond Fund, JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies and as part of their overall investment strategy; JNL/Goldman Sachs Emerging Markets Debt Fund to gain directional exposure to currencies, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy; JNL/JPMorgan International Value Fund to minimize foreign currency exposure on investment securities denominated in foreign currencies and to reduce currency deviations from its benchmark; JNL/Mellon Capital Management International Index Fund to create foreign currency exposure on U.S. dollar cash balances; and JNL/Mellon Capital Management Global Alpha Fund and JNL/T. Rowe Price Short-Term Bond Fund as part of their overall investment strategy.  A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date.  The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of a Fund’s investment securities, but it does establish a fixed rate of currency exchange that can be achieved in the future.  The value of a forward foreign currency contract fluctuates with changes in foreign currency exchange rates.  Forward foreign currency contracts are marked-to-market daily and the change in value is recorded by a Fund as an unrealized gain or loss and as a receivable or payable from forward foreign currency contracts.  Upon settlement, or delivery or receipt of the currency, a realized gain or loss is recorded which is equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.  Forward foreign currency contracts involve market risk in excess of the receivable or payable related to forward foreign currency contracts recorded by the Funds.  Although contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase.  Additionally, a Fund could be exposed to the risk of a previously hedged position becoming unhedged if the counterparty to a contract is unable to meet the terms of the contract or if the value of the currency changes unfavorably to the value of the offsetting currency.

Swap Agreements - Swap agreements are bilaterally negotiated agreements between a Fund and a counterparty to exchange or swap investment cash flows, assets, foreign currencies or market-linked returns at specified, future intervals.  Swap agreements are privately negotiated in the OTC market (“OTC swaps”) or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).  Swap agreements are illiquid investments.  If a Fund transacts in OTC swap agreements, they are a party to International Swaps and Derivatives Association, Inc. (“ISDA”) Master Agreements (“ISDA Master Agreements”) with select counterparties.  The ISDA Master Agreements govern transactions in OTC derivatives, including swap agreements and forward foreign currency contracts, and maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement.  Any election to early termination could be material to the financial statements.  The amount of collateral exchanged is based on provisions within the ISDA Master Agreements and is determined by the net exposure with the counterparty and is not identified for a specific OTC swap agreement.

Swap agreements are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  OTC swap premiums paid or received at the beginning of the measurement period which are recorded by the Fund represent payments made or received upon entering into the OTC swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions relating to credit spreads, interest rates, currency exchange rates and other relevant factors as appropriate.  These upfront payments are amortized over the life of the swap agreement and recorded as a realized gain or loss upon termination or maturity of the swap agreement.  A liquidation payment received or made at the termination of the OTC swap agreement is recorded as a realized gain or loss.  Net periodic payments received or paid by a Fund are included as part of realized gain or loss.

Upon entering into a centrally cleared swap agreement, a Fund is required to deposit with counterparty designated swap dealer through the exchange’s clearinghouse an amount of cash or cash equivalent equal to a certain percentage of the centrally cleared swap agreement known as the “initial margin”.  The Fund receives from or pays to a designated swap dealer through the exchange’s clearinghouse an amount of cash equal to the daily fluctuation in the value of the centrally cleared swap agreement.  Such receipts or payments, known as the “variation margin”, are recorded by the Fund until the contracts are terminated at which time realized gains and losses are recognized.  Centrally cleared swap agreements involve to varying degrees, risk of loss in excess of the variation margin recorded by the Fund.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the unrealized gain or loss recorded by a Fund.  Such risks involve the possibility that there will be no liquid market for these agreements, that there may be unfavorable changes in interest rates or value of underlying securities and that the counterparty to the agreements may default on its obligation to perform.  In addition, entering into swap agreements involves documentation risk resulting from the possibility that the parties to a swap agreement may disagree as to the meaning of contractual terms in the agreement.  The credit risk associated with contracts is reduced by master netting arrangements to the extent that if an event of default occurs, all amounts with the counterparty are terminated and settled on a net basis.  A Fund’s overall exposure to credit risk subject to master netting arrangements can change substantially within a short period, as it is affected by each transaction subject to the arrangement.

Interest Rate Swap Agreements - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into interest rate swaps for the following reasons:  JNL/BlackRock Global Allocation Fund to manage duration; JNL/Goldman Sachs Core Plus Bond Fund to hedge against the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to execute yield curve, swap spread and sovereign relative value trades and to express views on a country’s interest rates; JNL/Goldman Sachs Emerging

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Markets Debt Fund to hedge the risk that the value of fixed rate bond investments will decrease/increase as interest rates rise/fall, to execute yield curve, swap spread and sovereign relative value trades, to express views on a country’s interest rates, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities; and JNL/PIMCO Real Return Fund and JNL/PIMCO Total Return Bond Fund to manage duration, to manage interest rate and yield curve exposure and as a substitute for investment in physical securities.  Interest rate swap agreements involve the exchange by a Fund with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal.  Forms of interest rate swap agreements that the Funds have entered into may include:  fixed-for-floating rate swaps, under which a party agrees to pay a fixed rate in exchange for receiving a floating rate tied to a benchmark; floating-for-fixed rate swaps, under which a party agrees to pay a floating rate in exchange for receiving a fixed rate; interest rate caps, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors, under which, in return for a premium, one party agrees to make payments to the other party to the extent that interest rates fall below a specified rate, or “floor”; interest rate collars, under which a party sells a cap and purchases a floor or vice versa in an attempt to protect itself against interest rate movements exceeding certain levels; callable interest rate swaps, under which the counterparty may terminate the swap transaction in whole at zero cost by a predetermined date and time prior to the maturity date; or forward spread locks, which allow the interest rate swap users to lock in the forward differential (or spread) between the interest rate swap rate and a specified benchmark.

A Fund’s maximum risk of loss from counterparty credit risk for an interest rate swap agreement is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent this amount is positive.  This risk is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Cross-Currency Swap Agreements — A Fund may be subject to interest rate risk and foreign currency exchange risk in the normal course of pursuing its investment objective.  During the period, JNL/BlackRock Global Allocation Fund held cross-currency swaps to gain directional exposure to currencies and as a means of risk management.  Cross-currency swaps are interest rate swaps in which one party pays a stream of interest payments, either fixed or floating, in exchange for another party’s stream of interest payments, either fixed or floating, based on the notional amounts of two different currencies.  The notional amounts are typically determined based on the spot exchange rates at the inception of the trade.  Cross-currency swaps may also involve an exchange of notional amounts at the start, during or at expiration of the contract, either at the current spot or another specified rate.  A Fund’s maximum risk of loss from counterparty credit risk is generally the aggregate unrealized gain netted against any collateral pledged by the counterparty.

Credit Default Swap Agreements — A Fund may be subject to credit risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into credit default swap agreements for the following reasons:  JNL/BlackRock Global Allocation Fund as a means of risk management; JNL/Goldman Sachs Core Plus Bond Fund to provide a measure of protection against defaults of issuers and to manage credit exposure; JNL/Neuberger Berman Strategic Income Fund to manage credit exposure and as a substitute for investment in physical securities; JNL/PIMCO Real Return Fund to manage credit exposure and in combination with cash bonds exposure (1) to take advantage of spread variances between cash bonds and the credit default swap agreement or (2) to hedge the underlying exposure to the cash bonds; and JNL/PIMCO Total Return Bond Fund to manage credit exposure.  Credit default swap agreements involve one party making a stream of payments (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified return if a credit event occurs for the referenced entity, obligation or index.  A credit event is defined under the terms of each swap agreement and may include, but is not limited to, underlying entity default, bankruptcy, write-down, principal shortfall or interest shortfall.

As a seller of protection, a Fund will generally receive from the buyer of protection a premium in return for such protection and/or a fixed rate of income throughout the term of the swap if there is no credit event.  As a seller, a Fund adds leverage to its portfolio because, in addition to its total net assets, the Fund is subject to investment exposure on the notional amount of the swap.  If a Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  If a Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.  Until a credit event occurs, recovery values are determined by market makers considering either industry standard recovery rates or entity specific factors and considerations.  When a credit event occurs, the recovery value is determined by a facilitated auction, administered by ISDA, whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.

A Fund may use credit default swap agreements on corporate or sovereign issues to provide a measure of protection against defaults of the issuers (i.e., to reduce risk where a Fund owns or has exposure to the referenced obligation) or to take an active long or short position with respect to the likelihood of a particular issuer’s default.  If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation.  The ability to deliver other obligations may result in a cheapest-to-deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event).

A Fund may use credit default swap agreements on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take an active long or short position with respect to the likelihood of a particular referenced obligation’s default.  Unlike credit default swaps

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

on corporate or sovereign issues, deliverable obligations in most instances would be limited to the specific referenced obligation because performance for asset-backed securities can vary across deals.  Write-downs, such as prepayments and principal pay downs, or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation.  These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts.

A Fund may use credit default swap agreements on credit indices to hedge a portfolio of credit default swap agreements or bonds, to protect investors owning bonds against default and to speculate on changes in credit quality.  A credit index is a basket of credit instruments or exposures designed to represent a portion of the credit market.  These indices consist of reference credits that are considered to be the liquid entities in the credit default swap market based on the index sector.  Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset-backed securities and emerging market securities.  These components can be determined based upon various credit ratings within each sector.  Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates.  An index credit default swap references all the issuers in the index, and if there is a credit event, the credit event is settled based on that issuer’s weight in the index.  The composition of the indices changes periodically, usually every six months, and for most indices, each issuer has an equal weight in the index.

Either as a seller of protection or a buyer of protection of a credit default swap agreement, a Fund’s maximum risk of loss from counterparty risk is the fair value of the agreement.  This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by obtaining collateral from the counterparty to cover the Fund’s exposure to the counterparty.  The maximum potential amount of future payments (undiscounted) that a Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement.  Notional amounts of all credit default swap agreements outstanding as of September 30, 2012, for which the Fund is the seller of protection, are disclosed in these Notes to the Schedules of Investments.  These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Total Return Swap Agreements - A Fund may be subject to equity price, credit and interest rate risk in the normal course of pursuing its investment objective.  During the period, these Funds entered into total return swaps for the following reasons:  JNL/AQR Managed Futures Strategy Fund to manage exposure to or hedge against changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; JNL/BlackRock Global Allocation Fund as a substitute for investment in physical securities; JNL/Goldman Sachs Emerging Markets Debt Fund to manage exposure to or hedge against changes in securities prices and interest rates, as a substitute for investment in physical securities and as an efficient means of adjusting overall exposure to certain markets as part of its investment strategy; and JNL/PIMCO Real Return Fund to manage exposure to or hedge against changes in interest rates and as a substitute for investment in physical securities.  Some total return swap agreements involve a commitment to pay periodic interest payments in exchange for a market linked return based on a security or a basket of securities.  To the extent the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.   A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the discounted net value of the cash flows to be received from or paid to the counterparty over the contract’s remaining life, to the extent this amount is positive.  Other total return swap agreements involve a right to receive the appreciation in value of a specified security, index or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon rate.  To the extent the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the value of that decline to the counterparty.  A Fund’s maximum risk of loss from counterparty credit risk for this type of total return swap agreement is the value of the underlying security, index or other financial instrument.  The counterparty credit risk for the total return swap agreement is mitigated by having a master netting arrangement between a Fund and the counterparty and by posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Non-Deliverable Bond Forward Contract - A Fund may be subject to interest rate risk in the normal course of pursuing its investment objective.  During the period, JNL/Goldman Sachs Emerging Markets Debt Fund held non-deliverable bond forward contracts to manage exposure to or hedge changes in foreign currencies, to gain directional exposure to currencies, to minimize foreign currency exposure on investment securities denominated in foreign currencies, as a means of risk management and as part of its overall investment strategy.  A non-deliverable bond forward contract is a short-term forward agreement between two parties to buy or sell a bond denominated in a non-deliverable foreign currency at a specified price and date.  Non-deliverable bond forward contracts are marked-to-market daily and change in value is recorded by a Fund as an unrealized gain or loss.  A realized gain or loss is recorded at termination of the contract.  The use of these instruments involves the risk that the counterparty to the agreements may default on its obligation to perform.  These contracts may be illiquid, and changes in their values may not directly correlate with changes in the value of the underlying security.  The Funds must set aside liquid assets to cover their obligations under these contracts.  The maximum amount of potential loss for a non-deliverable bond forward contract is the value of the contract.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2012

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Foreign Currency Options
JNL/BlackRock Global Allocation Fund
Euro versus USD Call Option, CSI	06/03/2013	1.40	7,325,000	$(50)
Euro versus USD Call Option, DUB	11/01/2012	1.37	4,690,000	(1)
			12,015,000	$(51)
JNL/Ivy Asset Strategy Fund
Euro versus USD Call Option, DUB	10/25/2012	1.50	28,800,000	$(1,083)
Euro versus USD Call Option, DUB	10/26/2012	1.27	28,800,000	(623)
Euro versus USD Call Option, DUB	11/09/2012	1.27	29,200,000	(721)
Euro versus USD Call Option, DUB	11/21/2012	1.29	29,500,000	(522)
			116,300,000	$(2,949)
Index Options
JNL/BlackRock Global Allocation Fund
Bovespa Brasil Sao Paulo Index Call Option, CSI	12/12/2012	64,667.72	41	$(44)
Bovespa Brasil Sao Paulo Index Call Option, GSI	11/16/2012	65,000.00	37	(18)
Bovespa Brasil Sao Paulo Index Put Option, CSI	12/12/2012	46,392.06	41	(1)
Bovespa Brasil Sao Paulo Index Put Option, GSI	11/16/2012	46,466.95	37	—
Euro Stoxx 50 Index Call Option, GSI	08/01/2013	2,851.71	1,283	(42)
Euro Stoxx 50 Index Put Option, GSI	08/01/2013	1,979.84	1,283	(111)
Russell 2000 Index Call Option, BNP	11/16/2012	851.80	3,004	(41)
Russell 2000 Index Call Option, BNP	02/15/2013	854.05	2,168	(68)
Russell 2000 Index Call Option, JPM	12/21/2012	868.03	2,984	(43)
Russell 2000 Index Call Option, JPM	01/18/2013	847.22	2,171	(64)
Russell 2000 Index Put Option, BNP	11/16/2012	676.65	3,004	(3)
Russell 2000 Index Put Option, BNP	02/15/2013	702.35	2,168	(22)
Russell 2000 Index Put Option, JPM	10/19/2012	730.12	1,123	(1)
Russell 2000 Index Put Option, JPM	12/21/2012	681.19	2,984	(9)
Russell 2000 Index Put Option, JPM	01/18/2013	701.34	2,171	(16)
S&P 500 Index Put Option, CIT	12/20/2013	1,149.60	986	(48)
Taiwan Taiex Index Put Option, CGM	09/18/2013	5,992.78	4,006	(16)
Taiwan Taiex Index Put Option, CIT	12/18/2013	6,524.53	211	(52)
Taiwan Taiex Index Put Option, JPM	12/18/2013	5,758.51	142	(16)
			29,844	$(615)
Inflation Floor
JNL/PIMCO Real Return Fund
Floor - CPURNSA Index Option, CGM	09/29/2020	217.97	31	$(5)
Floor - CPURNSA Index Option, DUB	03/10/2020	215.95	29	(3)
Floor - CPURNSA Index Option, DUB	10/13/2020	218.01	298	(43)
			358	$(51)
JNL/PIMCO Total Return Bond Fund
Floor - CPURNSA Index Option, CGM	03/12/2020	215.95	18	$(2)
Floor - CPURNSA Index Option, CGM	09/29/2020	217.97	64	(9)
Floor - CPURNSA Index Option, DUB	03/10/2020	215.95	19	(2)
			101	$(13)
Interest Rate Swaptions
JNL/BlackRock Global Allocation Fund
Put Swaption, 6 month Japanese Yen LIBOR versus 3.15% fixed, MSC	04/30/2013	N/A	105,457,759	$—

JNL/PIMCO Real Return Fund
Call Swaption, 3 month LIBOR versus 0.75% fixed, BNP	03/18/2013	N/A	243	$(51)
Call Swaption, 3 month LIBOR versus 0.75% fixed, DUB	03/18/2013	N/A	837	(175)
Call Swaption, 3 month LIBOR versus 0.80% fixed, JPM	10/11/2012	N/A	115	(53)
Call Swaption, 3 month LIBOR versus 0.92% fixed, MSC	11/14/2012	N/A	284	(306)
Call Swaption, 3 month LIBOR versus 1.06% fixed, MSC	10/11/2012	N/A	247	(341)
Call Swaption, 3 month LIBOR versus 1.70% fixed, CIT	03/18/2013	N/A	224	(862)
Call Swaption, 3 month LIBOR versus 1.70% fixed, DUB	03/18/2013	N/A	671	(2,582)
Put Swaption, 3 month LIBOR versus 0.80% fixed, JPM	10/11/2012	N/A	115	—
Put Swaption, 3 month LIBOR versus 0.92% fixed, MSC	11/14/2012	N/A	284	—

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2012

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Interest Rate Swaptions (continued)
JNL/PIMCO Real Return Fund (continued)
Put Swaption, 3 month LIBOR versus 1.06% fixed, MSC	10/15/2012	N/A	247	$—
Put Swaption, 3 month LIBOR versus 1.40% fixed, BNP	03/18/2013	N/A	243	(22)
Put Swaption, 3 month LIBOR versus 1.40% fixed, DUB	03/18/2013	N/A	837	(76)
Put Swaption, 3 month LIBOR versus 1.70% fixed, CIT	03/18/2013	N/A	224	(6)
Put Swaption, 3 month LIBOR versus 1.70% fixed, DUB	03/18/2013	N/A	671	(19)
Put Swaption, 3 month LIBOR versus 2.00% fixed, DUB	03/18/2013	N/A	77	(1)
Put Swaption, 3 month LIBOR versus 2.15% fixed, DUB	01/07/2013	N/A	118	(62)
Put Swaption, 3 month LIBOR versus 2.85% fixed, DUB	04/14/2014	N/A	695	(146)
			6,132	$(4,702)
JNL/PIMCO Total Return Bond Fund
Call Swaption, 3 month LIBOR versus 0.75% fixed, BOA	03/18/2013	N/A	319	$(67)
Call Swaption, 3 month LIBOR versus 0.85% fixed, CIT	10/11/2012	N/A	224	(82)
Call Swaption, 3 month LIBOR versus 0.85% fixed, CSI	10/11/2012	N/A	130	(48)
Call Swaption, 3 month LIBOR versus 0.85% fixed, JPM	10/11/2012	N/A	212	(8)
Call Swaption, 3 month LIBOR versus 0.85% fixed, UBS	10/11/2012	N/A	170	(62)
Call Swaption, 3 month LIBOR versus 0.90% fixed, CIT	10/11/2012	N/A	118	(69)
Call Swaption, 3 month LIBOR versus 0.90% fixed, CIT	01/21/2013	N/A	73	(27)
Call Swaption, 3 month LIBOR versus 0.90% fixed, CSI	01/21/2013	N/A	21	(8)
Call Swaption, 3 month LIBOR versus 0.90% fixed, MSC	10/11/2012	N/A	244	(144)
Call Swaption, 3 month LIBOR versus 1.15% fixed, DUB	11/19/2012	N/A	215	(66)
Call Swaption, 3 month LIBOR versus 1.20% fixed, BOA	10/11/2012	N/A	158	(41)
Call Swaption, 3 month LIBOR versus 1.20% fixed, CSI	10/11/2012	N/A	106	(28)
Call Swaption, 3 month LIBOR versus 1.20% fixed, MSC	10/11/2012	N/A	242	(64)
Call Swaption, 3 month LIBOR versus 1.40% fixed, CSI	03/18/2013	N/A	84	(205)
Call Swaption, 3 month LIBOR versus 1.40% fixed, MSC	03/18/2013	N/A	127	(310)
Put Swaption, 3 month LIBOR versus 0.85% fixed, CIT	10/11/2012	N/A	224	(8)
Put Swaption, 3 month LIBOR versus 0.85% fixed, JPM	10/11/2012	N/A	212	(77)
Put Swaption, 3 month LIBOR versus 0.85% fixed, UBS	10/11/2012	N/A	170	(6)
Put Swaption, 3 month LIBOR versus 0.90% fixed, CIT	10/11/2012	N/A	118	(1)
Put Swaption, 3 month LIBOR versus 0.90% fixed, MSC	10/11/2012	N/A	244	(2)
Put Swaption, 3 month LIBOR versus 0.91% fixed, CIT	11/14/2012	N/A	186	—
Put Swaption, 3 month LIBOR versus 0.92% fixed, MSC	11/14/2012	N/A	1,292	—
Put Swaption, 3 month LIBOR versus 1.10% fixed, CIT	01/21/2013	N/A	73	(51)
Put Swaption, 3 month LIBOR versus 1.10% fixed, CSI	01/21/2013	N/A	21	(15)
Put Swaption, 3 month LIBOR versus 1.20% fixed, BOA	03/18/2013	N/A	319	(65)
Put Swaption, 3 month LIBOR versus 1.20% fixed, CSI	10/11/2012	N/A	130	—
Put Swaption, 3 month LIBOR versus 1.20% fixed, DUB	07/15/2013	N/A	418	(5)
Put Swaption, 3 month LIBOR versus 1.20% fixed, MSC	03/18/2013	N/A	1,742	(353)
Put Swaption, 3 month LIBOR versus 1.40% fixed, CSI	03/18/2013	N/A	84	(8)
Put Swaption, 3 month LIBOR versus 1.40% fixed, MSC	03/18/2013	N/A	127	(12)
Put Swaption, 3 month LIBOR versus 1.55% fixed, DUB	11/19/2012	N/A	215	(16)
Put Swaption, 3 month LIBOR versus 1.60% fixed, BOA	10/11/2012	N/A	158	—
Put Swaption, 3 month LIBOR versus 1.60% fixed, CSI	10/11/2012	N/A	106	—
Put Swaption, 3 month LIBOR versus 1.60% fixed, MSC	10/11/2012	N/A	242	—
Put Swaption, 3 month LIBOR versus 2.00% fixed, DUB	03/18/2013	N/A	195	(2)
Put Swaption, 3 month LIBOR versus 2.25% fixed, BOA	05/28/2013	N/A	501	—
			9,220	$(1,850)
Options on Securities
JNL/BlackRock Global Allocation Fund
Activision Blizzard Inc. Call Option	01/19/2013	125.00	352	$(10)
Alcoa Inc. Call Option	01/19/2013	10.00	633	(15)
Anadarko Petroleum Co. Call Option	01/19/2013	95.00	406	(15)
Apple Inc. Call Option	02/16/2013	750.00	65	(139)
Applied Materials Inc. Call Option	01/19/2013	12.50	503	(9)
Cisco Systems Inc. Call Option	12/22/2012	22.00	639	(9)
CONSOL Energy Inc. Call Option	10/20/2012	35.00	402	(4)
EMC Corp. Call Option	01/19/2013	25.00	158	(49)
Goldcorp Inc. Call Option	10/20/2012	48.00	123	(7)
Goldcorp Inc. Put Option	10/20/2012	36.00	123	—

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2012

Schedule of Written Options

	Expiration Date	Exercise Price	Contracts	Value
Options on Securities (continued)
JNL/BlackRock Global Allocation Fund (continued)
Canon Inc., DUB	01/18/2013	2,758.05	10,500	(7)
Intel Corp. Put Option	10/20/2012	25.00	435	$(100)
Mattel Inc. Call Option	01/19/2013	35.00	78	(14)
Mattel Inc. Call Option, MSC	01/18/2013	33.00	4,200	(13)
Mattel Inc. Put Option	01/19/2013	25.00	332	(3)
Mead Johnson Nutrition Co. Call Option	01/18/2013	100.00	22,685	(4)
Mead Johnson Nutrition Co. Put Option	01/17/2014	60.00	22,685	(95)
Mitsuri Fudosan Co, Ltd., CIT	01/18/2013	1,521.73	11,500	(15)
NetApp Inc. Call Option	12/22/2012	41.00	178	(6)
Nexen Inc. Put Option	12/22/2012	16.00	136	(2)
Oracle Corp. Call Option	12/22/2012	33.00	768	(56)
Oracle Corp. Call Option	01/19/2013	34.00	607	(36)
Phillips 66 Call Option	01/19/2013	48.00	658	(161)
Phillips 66 Put Option	11/17/2012	34.00	283	(6)
Potash Corp. of Saskatchewan Inc. Call Option	12/22/2012	50.00	120	(3)
PulteGroup Inc. Call Option	04/20/2013	19.00	323	(37)
SanDisk Corp. Call Option	10/20/2012	43.00	47	(10)
SanDisk Corp. Call Option	01/19/2013	45.00	274	(81)
Tiffany & Co. Call Option	02/16/2013	67.50	205	(51)
Universal Health Service, Inc. Call Option	10/20/2012	45.00	139	(20)
Valeant Pharmaceuticals International Inc. Call Option	01/19/2013	50.00	24	(19)
Vertex Pharmaceuticals Inc. Call Option	01/19/2013	40.00	123	(203)
Wal-Mart Stores Inc. Call Option	01/19/2013	75.00	654	(98)
Whiting Petroleum Corp. Call Option	01/19/2013	52.50	115	(27)
Yahoo Japan Corp., GSI	01/30/2013	29,937.18	851	(19)
Yahoo Japan Corp., GSI	02/20/2013	29,878.28	852	(21)
Yamada Denki Co., Ltd., CIT	01/18/2013	4,347.00	4,500	(4)
			86,676	$(1,368)
JNL/Franklin Templeton Mutual Shares Fund
International Paper Co. Call Option	10/20/2012	37.00	285	$(15)

JNL/Ivy Asset Strategy Fund
Caterpillar Inc. Put Option, DUB	11/17/2012	80.00	293	$(51)
Caterpillar Inc. Put Option, DUB	01/19/2013	80.00	294	(100)
CIE Fin Richemont Put Option, JPM	11/16/2012	56.00	294	(71)
CIE Fin Richemont Put Option,MSC	12/21/2012	54.00	584	(130)
Cummins Inc. Put Option, BBP	11/17/2012	92.50	118	(54)
Cummins Inc. Put Option, MSC	12/22/2012	87.50	46	(18)
Cummins Inc. Put Option, MSC	12/24/2012	90.00	71	(24)
Goldman Sachs Group Inc. Put Option, BBP	01/19/2013	110.00	534	(302)
Google Inc. Class A Put Option, BBP	01/19/2013	650.00	96	(96)
Home Depot Inc. Put Option, UBS	01/19/2013	55.00	320	(33)
Intel Corp. Put Option	12/22/2012	21.00	2,876	(126)
International Business Machines Corp. Put Option, BBP	01/19/2013	185.00	329	(68)
JP Morgan Chase & Co. Put Option, CIT	01/19/2013	37.00	1,603	(197)
Microsot Corp. Put Option	12/22/2012	28.00	2,157	(132)
Oracle Corp. Put Option, JPM	01/19/2013	29.00	2,037	(159)
Qualcomm Inc. Put Option, DUB	01/19/2013	60.00	342	(87)
Qualcomm Inc. Put Option, DUB	01/19/2013	57.50	724	(127)
Rio Tinto Plc Put Option, DUB	10/20/2012	47.50	178	(35)
Union Pacific Corp. Put Option, UBS	01/19/2013	110.00	545	(158)
Volkswagen Ag-Pfd Put Option, MSC	12/21/2012	135.00	436	(527)
Wells Fargo Company Put Option, DUB	01/19/2013	33.00	1,840	(206)
			15,717	$(2,701)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2012

Summary of Written Options

	Contracts	Premiums
JNL/BlackRock Global Allocation Fund
Options outstanding at December 31, 2011	(105,701,341)	$(1,639)
Options written during the period	(24,608,398)	(7,487)
Options closed during the period	12,423,598	5,328
Options exercised during the period	1,212	123
Options expired during the period	295,650	688
Options outstanding at September 30, 2012	(117,589,279)	$(2,987)
JNL/Franklin Templeton Mutual Shares Fund
Options outstanding at December 31, 2011	(16)	$(32)
Options written during the period	(319)	(29)
Options closed during the period	16	32
Options exercised during the period	—	—
Options expired during the period	34	4
Options outstanding at September 30, 2012	(285)	$(25)
JNL/Ivy Asset Strategy Fund
Options outstanding at December 31, 2011	(117,605,171)	$(4,256)
Options written during the period	(6,408,366,805)	(21,272)
Options closed during the period	3,092,028,439	10,642
Options exercised during the period	5,916	538
Options expired during the period	3,317,621,904	11,005
Options outstanding at September 30, 2012	(116,315,717)	$(3,342)
JNL/PIMCO Real Return Fund
Options outstanding at December 31, 2011	(3,576)	$(1,785)
Options written during the period	(5,900)	(5,342)
Options closed during the period	2,895	2,456
Options exercised during the period	—	—
Options expired during the period	91	43
Options outstanding at September 30, 2012	(6,490)	$(4,628)
JNL/PIMCO Total Return Bond Fund
Options outstanding at December 31, 2011	(11,220)	$(8,039)
Options written during the period	(18,197)	(7,854)
Options closed during the period	2,598	1,219
Options exercised during the period	—	—
Options expired during the period	17,498	10,535
Options outstanding at September 30, 2012	(9,321)	$(4,138)

Schedule of Exchange Traded Purchased Options

	Expiration Date	Exercise Price		Contracts	Unrealized Appreciation
Exchange Traded Options on Futures
JNL/Mellon Capital Management Global Alpha Fund
Euro-Bund Call Option	12/12/2012	EUR	120.00	582	$582

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2012

Summary of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)

JNL/AQR Managed Futures Strategy Fund
3-Month Euro Euribor Interest Rate Future	March 2013	517	$311
3-Month Euro Euribor Interest Rate Future	June 2013	427	265
3-Month Euro Euribor Interest Rate Future	September 2013	375	264
3-Month Euro Euribor Interest Rate Future	December 2013	339	228
3-Month Euro Euribor Interest Rate Future	March 2014	321	195
3-Month Euro Euribor Interest Rate Future	June 2014	310	142
3-Month Euro Euribor Interest Rate Future	September 2014	295	6
3-Month Euro Swiss Franc Interest Rate Future	June 2013	(159)	(2)
3-Month Sterling Interest Rate Future	March 2013	305	29
3-Month Sterling Interest Rate Future	June 2013	230	23
3-Month Sterling Interest Rate Future	September 2013	219	20
3-Month Sterling Interest Rate Future	December 2013	233	26
3-Month Sterling Interest Rate Future	March 2014	264	30
3-Month Sterling Interest Rate Future	June 2014	261	41
3-Month Sterling Interest Rate Future	September 2014	280	(16)
90-Day Eurodollar Future	March 2013	450	44
90-Day Eurodollar Future	June 2013	296	26
90-Day Eurodollar Future	September 2013	263	30
90-Day Eurodollar Future	December 2013	249	47
90-Day Eurodollar Future	March 2014	253	81
90-Day Eurodollar Future	June 2014	274	99
90-Day Eurodollar Future	September 2014	330	12
Amsterdam Exchange Index Future	October 2012	138	(423)
ASX SPI 200 Index Future	December 2012	138	(89)
Australia Commonwealth Treasury Bond Future, 10-Year	December 2012	64	60
Australia Commonwealth Treasury Bond Future, 3-Year	December 2012	99	43
CAC 40 Euro Future	December 2012	215	(423)
Canadian Bank Acceptance Future	March 2013	(219)	(78)
Canadian Bank Acceptance Future	June 2013	(144)	(60)
Canadian Government Bond Future, 10-Year	December 2012	38	10
DAX Index Future	December 2012	45	(191)
DJIA E-Mini Index Future	December 2012	238	(156)
Euro-Bobl Future	December 2012	162	34
Euro-Bund Future	December 2012	40	78
Euro-Schatz Future	December 2012	54	3
FTSE 100 Index Future	December 2012	135	(271)
FTSE/JSE Top 40 Index Future	December 2012	454	(374)
FTSE/MIB Index Future	December 2012	77	(449)
Hang Seng China Enterprises Index Future	October 2012	(43)	(44)
Hang Seng Index Future	October 2012	78	123
IBEX 35 Index Future	October 2012	41	(168)
Japanese Government Bond Future, 10-Year	December 2012	34	174
KOSPI 200 Index Future	December 2012	87	165
MSCI Singapore Index Future	October 2012	272	7
MSCI Taiwan Stock Index Future	October 2012	369	(10)
NASDAQ 100 E-Mini Index Future	December 2012	198	(215)
Russell 2000 Mini Index Future	December 2012	138	(322)
S&P 500 E-Mini Index Future	December 2012	201	(214)
S&P 500 E-Mini Index Future	March 2013	(253)	5
S&P MidCap 400 E-Mini Index Future	December 2012	130	(419)
S&P/TSX 60 Index Future	December 2012	89	(174)
SGX Nifty Index Future	October 2012	614	20
Topix Price Index Future	December 2012	30	(30)
U.K. Long Guilt Future	December 2012	61	41
U.S. Treasury Bond Future, 20-Year	December 2012	24	(6)
U.S. Treasury Note Future, 10-Year	December 2012	192	99
U.S. Treasury Note Future, 2-Year	December 2012	73	4
U.S. Treasury Note Future, 5-Year	December 2012	443	172
			$(1,177)
JNL/BlackRock Global Allocation Fund
CAC 40 Euro Future	December 2012	12	$(23)
DAX Index Future	December 2012	(19)	90
FTSE 100 Index Future	December 2012	18	(34)
Hang Seng Index Future	September 2012	5	35
MSCI Singapore Index Future	October 2012	18	10
MSCI Taiwan Stock Index Future	October 2012	8	3
S&P 500 E-Mini Index Future	December 2012	(30)	28
S&P/TSX 60 Index Future	December 2012	13	(23)
Topix Price Index Future	December 2012	(31)	(40)
Yen Denominated Nikkei 225 Future	December 2012	58	48
			$94
JNL/DFA U.S. Core Equity Fund
Russell 2000 Mini Index Future	December 2012	62	$(27)
S&P 500 E-Mini Index Future	December 2012	289	(63)
			$(90)
JNL/Goldman Sachs Core Plus Bond Fund
90-Day Eurodollar Future	September 2014	221	$293
90-Day Eurodollar Future	September 2015	(221)	(478)
Euro-Bobl Future	December 2012	322	420
Euro-Bund Future	December 2012	18	8
Euro-Schatz Future	December 2012	(21)	3
Italian Government Bond Future, 10-Year	December 2012	(47)	(275)
Japanese Government Bond Future, 10-Year	December 2012	(31)	(119)
U.K. Long Guilt Future	December 2012	6	(1)
U.S. Treasury Bond Future, 20-Year	December 2012	127	(106)
U.S. Treasury Note Future, 10-Year	December 2012	515	443
U.S. Treasury Note Future, 5-Year	December 2012	2,949	821
Ultra Long Term U.S. Treasury Bond Future, 30-Year	December 2012	198	(396)
			$613
JNL/Goldman Sachs Emerging Markets Debt Fund
U.S. Treasury Note Future, 10-Year	December 2012	13	$5
U.S. Treasury Note Future, 5-Year	December 2012	(12)	(3)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands, except contracts)

September 30, 2012

Summary of Open Futures Contracts

	Expiration	Contracts Long / (Short)	Unrealized Appreciation / (Depreciation)

JNL/ Goldman Sachs Emerging Markets Debt Fund (continued)
Ultra Long Term U.S. Treasury Bond Future, 30-Year	December 2012	(11)	$22
			$24
JNL/JPMorgan International Value Fund
Euro Stoxx 50 Future	December 2012	174	$(188)
FTSE 100 Index Future	December 2012	60	(116)
Topix Price Index Future	December 2012	40	2
			$(302)
JNL/Mellon Capital Management Emerging Market Index Fund
MSCI Mini Emerging Markets Index Future	December 2012	84	$(64)

JNL/Mellon Capital Management S&P 500 Index Fund
S&P 500 E-Mini Index Future	December 2012	611	$(224)

JNL/Mellon Capital Management S&P 400 Mid Cap Index Fund
S&P MidCap 400 E-Mini Index Future	December 2012	281	$(533)

JNL/Mellon Capital Management Small Cap Index Fund
Russell 2000 Mini Index Future	December 2012	282	$(207)

JNL/Mellon Capital Management International Index Fund
ASX SPI 200 Index Future	December 2012	34	$(12)
Euro Stoxx 50 Future	December 2012	326	(406)
FTSE 100 Index Future	December 2012	116	(184)
Topix Price Index Future	December 2012	86	(53)
			$(655)
JNL/Mellon Capital Management Global Alpha Fund
Amsterdam Exchange Index Future	October 2012	585	$(1,876)
ASX SPI 200 Index Future	December 2012	172	(66)
Australia Commonwealth Treasury Bond Future, 10-Year	December 2012	(551)	(1,081)
CAC 40 Euro Future	December 2012	489	(1,024)
Canadian Government Bond Future, 10-Year	December 2012	(510)	(555)
DAX Index Future	December 2012	126	(568)
Euro-Bund Future	December 2012	508	(6)
FTSE 100 Index Future	December 2012	88	(142)
FTSE/MIB Index Future	December 2012	2	(12)
Hang Seng Index Future	October 2012	(273)	(261)
Japanese Government Bond Future, 10-Year	December 2012	(60)	(45)
S&P 500 E-Mini Index Future	December 2012	(732)	(60)
S&P/TSX 60 Index Future	December 2012	(129)	341
Topix Price Index Future	December 2012	(251)	(322)
U.K. Long Guilt Future	December 2012	(465)	40
U.S. Treasury Note Future, 10-Year	December 2012	(26)	4
			$(5,633)
JNL/Neuberger Berman Strategic Income Fund
90-Day Eurodollar Future	December 2015	8	$1
Australian Dollar Future	December 2012	(2)	(3)
Canadian Bank Acceptance Future	December 2013	3	—
Canadian Dollar Future	December 2012	(1)	—
New Zealand Dollar Future	December 2012	(4)	(14)
U.S. Treasury Bond Future, 20-Year	December 2012	(2)	1
U.S. Treasury Note Future, 10-Year	December 2012	(25)	(14)
U.S. Treasury Note Future, 2-Year	December 2012	4	—
U.S. Treasury Note Future, 5-Year	December 2012	(27)	(6)
			$(35)
JNL/PIMCO Real Return Fund
90-Day Eurodollar Future	September 2015	392	$101
90-Day Eurodollar Future	March 2016	865	224
U.S. Treasury Note Future, 10-Year	December 2012	61	46
			$371
JNL/PIMCO Total Return Bond Fund
3-Month Euro Euribor Interest Rate Future	December 2014	71	$19
3-Month Euro Euribor Interest Rate Future	March 2015	2	1
90-Day Eurodollar Future	December 2014	205	18
90-Day Eurodollar Future	March 2015	1,165	901
90-Day Eurodollar Future	June 2015	2,413	1,167
90-Day Eurodollar Future	September 2015	111	168
Euro-Bund Future	December 2012	(74)	(97)
			$2,177
JNL/WMC Balanced Fund
U.S. Treasury Note Future, 10-Year	December 2012	80	$10

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund

AUD/USD	12/19/2012	RBS	AUD	4,689	$4,831	$30
AUD/USD	12/19/2012	RBS	AUD	3,377	3,479	31
AUD/USD	12/19/2012	RBS	AUD	62,535	64,427	992
AUD/USD	12/19/2012	RBS	AUD	937	965	11
AUD/USD	12/19/2012	RBS	AUD	4,070	4,193	67
BRL/USD	12/19/2012	RBS	BRL	800	391	1
BRL/USD	12/19/2012	RBS	BRL	700	342	1
BRL/USD	12/19/2012	RBS	BRL	1,500	732	4
BRL/USD	12/19/2012	RBS	BRL	300	146	—
CAD/USD	12/19/2012	RBS	CAD	2,061	2,093	17
CAD/USD	12/19/2012	RBS	CAD	79	80	1
CAD/USD	12/19/2012	RBS	CAD	4,045	4,107	26
CAD/USD	12/19/2012	RBS	CAD	61,743	62,691	275
CHF/USD	12/19/2012	RBS	CHF	885	942	12
CLP/USD	12/19/2012	RBS	CLP	1,350,000	2,813	45
COP/USD	12/19/2012	RBS	COP	3,400,000	1,870	31
CZK/USD	12/19/2012	RBS	CZK	10,000	511	6
CZK/USD	12/19/2012	RBS	CZK	8,000	409	5
CZK/USD	12/19/2012	RBS	CZK	8,000	409	4
CZK/USD	12/19/2012	RBS	CZK	16,000	818	1
CZK/USD	12/19/2012	RBS	CZK	34,971	1,788	5
CZK/USD	12/19/2012	RBS	CZK	8,000	409	(18)
EUR/USD	12/19/2012	RBS	EUR	2,548	3,277	85
EUR/USD	12/19/2012	RBS	EUR	2,466	3,172	56
EUR/USD	12/19/2012	RBS	EUR	1,130	1,453	23
EUR/USD	12/19/2012	RBS	EUR	17,062	21,944	96
EUR/USD	12/19/2012	RBS	EUR	8,699	11,188	38
EUR/USD	12/19/2012	RBS	EUR	7,928	10,197	(19)
EUR/USD	12/19/2012	RBS	EUR	4,578	5,888	(29)
EUR/USD	12/19/2012	RBS	EUR	460	592	(9)
EUR/USD	12/19/2012	RBS	EUR	10,263	13,200	(276)
EUR/USD	12/19/2012	RBS	EUR	9,719	12,500	(245)
EUR/USD	12/19/2012	RBS	EUR	9,275	11,929	(199)
EUR/USD	12/19/2012	RBS	EUR	8,605	11,067	(89)
GBP/USD	12/19/2012	RBS	GBP	2,545	4,109	80
GBP/USD	12/19/2012	RBS	GBP	4,046	6,532	146
GBP/USD	12/19/2012	RBS	GBP	2,154	3,477	54
GBP/USD	12/19/2012	RBS	GBP	10,566	17,058	254
GBP/USD	12/19/2012	RBS	GBP	2,330	3,762	48
GBP/USD	12/19/2012	RBS	GBP	35,806	57,806	(282)
GBP/USD	12/19/2012	RBS	GBP	1,401	2,262	(15)
GBP/USD	12/19/2012	RBS	GBP	1,804	2,912	(16)
GBP/USD	12/19/2012	RBS	GBP	1,164	1,879	(2)
GBP/USD	12/19/2012	RBS	GBP	515	831	(3)
HUF/USD	12/19/2012	RBS	HUF	2,290,000	10,218	201
IDR/USD	12/19/2012	RBS	IDR	11,400,000	1,178	(12)
IDR/USD	12/19/2012	RBS	IDR	4,400,000	455	(2)
ILS/USD	12/19/2012	RBS	ILS	1,000	254	3
ILS/USD	12/19/2012	RBS	ILS	2,400	611	5
ILS/USD	12/19/2012	RBS	ILS	1,900	483	5
ILS/USD	12/19/2012	RBS	ILS	500	127	—
ILS/USD	12/19/2012	RBS	ILS	800	203	(1)
ILS/USD	12/19/2012	RBS	ILS	3,600	916	(5)
ILS/USD	12/19/2012	RBS	ILS	7,300	1,857	(8)
ILS/USD	12/19/2012	RBS	ILS	1,400	356	1
ILS/USD	12/19/2012	RBS	ILS	100	25	—
ILS/USD	12/19/2012	RBS	ILS	700	178	(1)
ILS/USD	12/19/2012	RBS	ILS	900	229	—
INR/USD	12/19/2012	RBS	INR	41,000	766	39
INR/USD	12/19/2012	RBS	INR	81,000	1,513	72
INR/USD	12/19/2012	RBS	INR	45,000	840	41
INR/USD	12/19/2012	RBS	INR	13,000	243	8
INR/USD	12/19/2012	RBS	INR	175,000	3,268	44
INR/USD	12/19/2012	RBS	INR	111,000	2,073	51
INR/USD	12/19/2012	RBS	INR	85,000	1,587	41
INR/USD	12/19/2012	RBS	INR	60,000	1,121	29
INR/USD	12/19/2012	RBS	INR	44,000	822	7
INR/USD	12/19/2012	RBS	INR	36,000	672	7
INR/USD	12/19/2012	RBS	INR	17,000	317	2
JPY/USD	12/19/2012	RBS	JPY	270,528	3,469	6
JPY/USD	12/19/2012	RBS	JPY	708,840	9,090	(23)
JPY/USD	12/19/2012	RBS	JPY	499,311	6,403	(28)
JPY/USD	12/19/2012	RBS	JPY	925,752	11,872	(66)
JPY/USD	12/19/2012	RBS	JPY	148,234	1,901	3
JPY/USD	12/19/2012	RBS	JPY	821,010	10,529	(36)
JPY/USD	12/19/2012	RBS	JPY	634,410	8,136	(36)
JPY/USD	12/19/2012	RBS	JPY	518,103	6,644	(29)
KRW/USD	12/20/2012	RBS	KRW	22,270,000	19,958	381
MXN/USD	12/19/2012	RBS	MXN	10,000	771	14
MXN/USD	12/19/2012	RBS	MXN	4,000	308	3
MXN/USD	12/19/2012	RBS	MXN	76,000	5,858	100
MXN/USD	12/19/2012	RBS	MXN	8,000	617	6
MXN/USD	12/19/2012	RBS	MXN	5,000	385	5
MXN/USD	12/19/2012	RBS	MXN	2,000	154	2
MXN/USD	12/19/2012	RBS	MXN	6,000	462	(3)
MXN/USD	12/19/2012	RBS	MXN	4,000	308	1
MXN/USD	12/19/2012	RBS	MXN	11,000	848	(3)
MXN/USD	12/19/2012	RBS	MXN	10,000	771	(2)
MXN/USD	12/19/2012	RBS	MXN	3,000	231	1
MXN/USD	12/19/2012	RBS	MXN	1,000	77	—
MYR/USD	12/19/2012	RBS	MYR	1,200	390	9
MYR/USD	12/19/2012	RBS	MYR	8,100	2,635	47
MYR/USD	12/19/2012	RBS	MYR	1,600	521	3
MYR/USD	12/19/2012	RBS	MYR	1,200	390	3
MYR/USD	12/19/2012	RBS	MYR	800	260	(1)
MYR/USD	12/19/2012	RBS	MYR	700	228	—
MYR/USD	12/19/2012	RBS	MYR	400	130	—
MYR/USD	12/19/2012	RBS	MYR	800	260	2
MYR/USD	12/19/2012	RBS	MYR	600	195	1
NOK/USD	12/19/2012	RBS	NOK	13,587	2,365	40
NOK/USD	12/19/2012	RBS	NOK	8,090	1,408	22
NOK/USD	12/19/2012	RBS	NOK	19,835	3,452	39
NOK/USD	12/19/2012	RBS	NOK	25,833	4,496	74
NOK/USD	12/19/2012	RBS	NOK	318,420	55,417	602
NZD/USD	12/19/2012	RBS	NZD	41,217	33,981	1,468
NZD/USD	12/19/2012	RBS	NZD	674	556	6
NZD/USD	12/19/2012	RBS	NZD	2,761	2,276	25
NZD/USD	12/19/2012	RBS	NZD	4,908	4,046	(24)
NZD/USD	12/19/2012	RBS	NZD	2,481	2,045	1
NZD/USD	12/19/2012	RBS	NZD	210	173	—
NZD/USD	12/19/2012	RBS	NZD	4,831	3,983	2
NZD/USD	12/19/2012	RBS	NZD	1,629	1,343	12
NZD/USD	12/19/2012	RBS	NZD	3,744	3,087	(3)
NZD/USD	12/19/2012	RBS	NZD	2,848	2,348	14
NZD/USD	12/19/2012	RBS	NZD	1,209	997	11
NZD/USD	12/19/2012	RBS	NZD	2,907	2,397	6
PHP/USD	12/19/2012	RBS	PHP	448,000	10,721	50
PLN/USD	12/19/2012	RBS	PLN	45,600	14,104	225
RUB/USD	12/19/2012	RBS	RUB	3,000	95	4
RUB/USD	12/19/2012	RBS	RUB	354,000	11,193	223
SEK/USD	12/19/2012	RBS	SEK	263,068	39,954	578
SEK/USD	12/19/2012	RBS	SEK	5,872	892	(4)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund (continued)

SEK/USD	12/19/2012	RBS	SEK	24,584	$3,734	$5
SEK/USD	12/19/2012	RBS	SEK	8,666	1,316	5
SGD/USD	12/19/2012	RBS	SGD	1,100	896	13
SGD/USD	12/19/2012	RBS	SGD	11,800	9,615	156
SGD/USD	12/19/2012	RBS	SGD	3,300	2,689	42
SGD/USD	12/19/2012	RBS	SGD	2,000	1,630	21
SGD/USD	12/19/2012	RBS	SGD	1,600	1,304	9
SGD/USD	12/19/2012	RBS	SGD	600	489	3
SGD/USD	12/19/2012	RBS	SGD	400	326	1
SGD/USD	12/19/2012	RBS	SGD	600	489	—
SGD/USD	12/19/2012	RBS	SGD	400	326	(1)
SGD/USD	12/19/2012	RBS	SGD	300	244	—
SGD/USD	12/19/2012	RBS	SGD	800	652	(2)
SGD/USD	12/19/2012	RBS	SGD	1,300	1,059	(3)
SGD/USD	12/19/2012	RBS	SGD	1,600	1,304	—
TRY/USD	12/19/2012	RBS	TRY	34,900	19,208	188
TWD/USD	12/19/2012	RBS	TWD	99,000	3,378	52
TWD/USD	12/19/2012	RBS	TWD	98,000	3,344	45
TWD/USD	12/19/2012	RBS	TWD	88,000	3,003	24
TWD/USD	12/19/2012	RBS	TWD	91,000	3,105	30
TWD/USD	12/19/2012	RBS	TWD	26,000	887	5
TWD/USD	12/19/2012	RBS	TWD	22,000	751	4
TWD/USD	12/19/2012	RBS	TWD	103,000	3,515	(21)
TWD/USD	12/19/2012	RBS	TWD	107,000	3,651	(6)
TWD/USD	12/19/2012	RBS	TWD	117,000	3,992	1
TWD/USD	12/19/2012	RBS	TWD	46,000	1,570	(3)
TWD/USD	12/19/2012	RBS	TWD	25,000	853	(1)
TWD/USD	12/19/2012	RBS	TWD	15,000	512	(1)
TWD/USD	12/19/2012	RBS	TWD	5,000	171	—
USD/AUD	12/19/2012	RBS	AUD	(1,984)	(2,044)	(8)
USD/AUD	12/19/2012	RBS	AUD	(4,630)	(4,770)	(21)
USD/AUD	12/19/2012	RBS	AUD	(2,097)	(2,160)	16
USD/AUD	12/19/2012	RBS	AUD	(2,655)	(2,735)	49
USD/AUD	12/19/2012	RBS	AUD	(797)	(821)	11
USD/AUD	12/19/2012	RBS	AUD	(1,107)	(1,140)	8
USD/AUD	12/19/2012	RBS	AUD	(8,381)	(8,635)	63
USD/AUD	12/19/2012	RBS	AUD	(4,784)	(4,929)	(3)
USD/AUD	12/19/2012	RBS	AUD	(6,102)	(6,287)	53
USD/AUD	12/19/2012	RBS	AUD	(3,760)	(3,874)	18
USD/AUD	12/19/2012	RBS	AUD	(1,969)	(2,029)	(5)
USD/AUD	12/19/2012	RBS	AUD	(3,412)	(3,515)	10
USD/BRL	12/19/2012	RBS	BRL	(10,900)	(5,322)	(51)
USD/CAD	12/19/2012	RBS	CAD	(2,965)	(3,011)	36
USD/CAD	12/19/2012	RBS	CAD	(2,186)	(2,220)	19
USD/CAD	12/19/2012	RBS	CAD	(2,356)	(2,392)	24
USD/CAD	12/19/2012	RBS	CAD	(360)	(366)	1
USD/CHF	12/19/2012	RBS	CHF	(870)	(926)	(10)
USD/EUR	12/19/2012	RBS	EUR	(3,008)	(3,869)	(90)
USD/EUR	12/19/2012	RBS	EUR	(7,429)	(9,555)	(168)
USD/EUR	12/19/2012	RBS	EUR	(155,992)	(200,630)	(2,126)
USD/EUR	12/19/2012	RBS	EUR	(6,422)	(8,260)	34
USD/EUR	12/19/2012	RBS	EUR	(2,929)	(3,767)	5
USD/EUR	12/19/2012	RBS	EUR	(1,694)	(2,179)	6
USD/GBP	12/19/2012	RBS	GBP	(2,569)	(4,147)	(39)
USD/GBP	12/19/2012	RBS	GBP	(4,428)	(7,149)	(58)
USD/GBP	12/19/2012	RBS	GBP	(2,879)	(4,648)	(18)
USD/GBP	12/19/2012	RBS	GBP	(2,295)	(3,705)	(10)
USD/GBP	12/19/2012	RBS	GBP	(1,089)	(1,758)	6
USD/GBP	12/19/2012	RBS	GBP	(5,193)	(8,384)	36
USD/GBP	12/19/2012	RBS	GBP	(2,284)	(3,687)	22
USD/GBP	12/19/2012	RBS	GBP	(1,180)	(1,905)	13
USD/GBP	12/19/2012	RBS	GBP	(630)	(1,017)	1
USD/HUF	12/19/2012	RBS	HUF	(40,000)	(178)	(1)
USD/HUF	12/19/2012	RBS	HUF	(160,000)	(714)	3
USD/HUF	12/19/2012	RBS	HUF	(100,000)	(446)	11
USD/HUF	12/19/2012	RBS	HUF	(90,000)	(402)	7
USD/HUF	12/19/2012	RBS	HUF	(10,000)	(45)	1
USD/IDR	12/19/2012	RBS	IDR	(74,000,000)	(7,649)	(47)
USD/ILS	12/19/2012	RBS	ILS	(900)	(229)	(7)
USD/ILS	12/19/2012	RBS	ILS	(33,000)	(8,394)	(216)
USD/ILS	12/19/2012	RBS	ILS	(600)	(153)	(4)
USD/INR	12/19/2012	RBS	INR	(100,000)	(1,868)	(109)
USD/INR	12/19/2012	RBS	INR	(67,000)	(1,251)	(72)
USD/INR	12/19/2012	RBS	INR	(32,000)	(598)	(30)
USD/INR	12/19/2012	RBS	INR	(96,000)	(1,793)	(109)
USD/INR	12/19/2012	RBS	INR	(58,000)	(1,083)	(58)
USD/INR	12/19/2012	RBS	INR	(460,000)	(8,591)	(469)
USD/JPY	12/19/2012	RBS	JPY	(362,854)	(4,653)	(35)
USD/JPY	12/19/2012	RBS	JPY	(364,993)	(4,681)	(22)
USD/JPY	12/19/2012	RBS	JPY	(69,043)	(885)	(4)
USD/JPY	12/19/2012	RBS	JPY	(124,000)	(1,590)	(8)
USD/JPY	12/19/2012	RBS	JPY	(203,000)	(2,603)	(30)
USD/JPY	12/19/2012	RBS	JPY	(10,263,101)	(131,615)	(739)
USD/JPY	12/19/2012	RBS	JPY	(73,061)	(937)	(3)
USD/JPY	12/19/2012	RBS	JPY	(1,223,743)	(15,693)	(135)
USD/JPY	12/19/2012	RBS	JPY	(464,824)	(5,961)	(80)
USD/JPY	12/19/2012	RBS	JPY	(313,789)	(4,024)	(5)
USD/KRW	12/20/2012	RBS	KRW	(1,300,000)	(1,165)	(20)
USD/KRW	12/20/2012	RBS	KRW	(1,500,000)	(1,344)	(19)
USD/KRW	12/20/2012	RBS	KRW	(800,000)	(717)	(11)
USD/KRW	12/20/2012	RBS	KRW	(600,000)	(538)	(5)
USD/KRW	12/20/2012	RBS	KRW	(700,000)	(627)	(2)
USD/KRW	12/20/2012	RBS	KRW	(400,000)	(358)	(2)
USD/NOK	12/19/2012	RBS	NOK	(22,099)	(3,846)	(11)
USD/NOK	12/19/2012	RBS	NOK	(12,047)	(2,097)	(21)
USD/NOK	12/19/2012	RBS	NOK	(26,685)	(4,644)	(30)
USD/NOK	12/19/2012	RBS	NOK	(1,438)	(250)	(1)
USD/NOK	12/19/2012	RBS	NOK	(1,037)	(180)	1
USD/NOK	12/19/2012	RBS	NOK	(18,704)	(3,255)	17
USD/NOK	12/19/2012	RBS	NOK	(9,149)	(1,592)	2
USD/NOK	12/19/2012	RBS	NOK	(6,721)	(1,170)	3
USD/NOK	12/19/2012	RBS	NOK	(1,834)	(319)	(1)
USD/NZD	12/19/2012	RBS	NZD	(2,281)	(1,881)	(63)
USD/NZD	12/19/2012	RBS	NZD	(5,944)	(4,900)	(183)
USD/NZD	12/19/2012	RBS	NZD	(1,699)	(1,401)	(53)
USD/NZD	12/19/2012	RBS	NZD	(5,549)	(4,575)	(184)
USD/PHP	12/19/2012	RBS	PHP	(13,000)	(311)	1
USD/PHP	12/19/2012	RBS	PHP	(12,000)	(287)	1
USD/PHP	12/19/2012	RBS	PHP	(1,000)	(24)	—
USD/PHP	12/19/2012	RBS	PHP	(11,000)	(263)	(1)
USD/PHP	12/19/2012	RBS	PHP	(22,000)	(526)	(2)
USD/PLN	12/19/2012	RBS	PLN	(1,400)	(433)	(18)
USD/PLN	12/19/2012	RBS	PLN	(1,200)	(371)	(14)
USD/PLN	12/19/2012	RBS	PLN	(200)	(62)	(2)
USD/PLN	12/19/2012	RBS	PLN	(1,600)	(495)	(7)
USD/PLN	12/19/2012	RBS	PLN	(1,300)	(402)	2
USD/PLN	12/19/2012	RBS	PLN	(1,400)	(433)	11
USD/PLN	12/19/2012	RBS	PLN	(2,300)	(711)	10
USD/PLN	12/19/2012	RBS	PLN	(1,000)	(309)	5
USD/PLN	12/19/2012	RBS	PLN	(400)	(124)	(1)
USD/SGD	12/19/2012	RBS	SGD	(600)	(489)	(10)
USD/SGD	12/19/2012	RBS	SGD	(700)	(570)	(1)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/AQR Managed Futures Strategy Fund (continued)

USD/TRY	12/19/2012	RBS	TRY	(300)	$(165)	$(3)
USD/TRY	12/19/2012	RBS	TRY	(2,800)	(1,541)	(23)
USD/TRY	12/19/2012	RBS	TRY	(800)	(440)	(4)
USD/TRY	12/19/2012	RBS	TRY	(2,100)	(1,156)	(5)
USD/TRY	12/19/2012	RBS	TRY	(1,200)	(660)	(4)
USD/TRY	12/19/2012	RBS	TRY	(1,700)	(936)	(5)
USD/TRY	12/19/2012	RBS	TRY	(1,800)	(991)	(9)
USD/TRY	12/19/2012	RBS	TRY	(1,200)	(660)	—
USD/TRY	12/19/2012	RBS	TRY	(2,800)	(1,541)	(2)
USD/TRY	12/19/2012	RBS	TRY	(1,400)	(771)	(2)
USD/TRY	12/19/2012	RBS	TRY	(400)	(220)	—
USD/TWD	12/19/2012	RBS	TWD	(11,000)	(375)	(7)
USD/TWD	12/19/2012	RBS	TWD	(12,000)	(409)	(6)
USD/TWD	12/19/2012	RBS	TWD	(555,000)	(18,938)	(283)
USD/ZAR	12/19/2012	RBS	ZAR	(10,300)	(1,224)	(17)
USD/ZAR	12/19/2012	RBS	ZAR	(10,800)	(1,283)	(23)
USD/ZAR	12/19/2012	RBS	ZAR	(16,200)	(1,925)	9
ZAR/USD	12/19/2012	RBS	ZAR	4,700	558	(8)
ZAR/USD	12/19/2012	RBS	ZAR	12,000	1,426	(22)
ZAR/USD	12/19/2012	RBS	ZAR	6,800	808	(2)
					$165,952	$705

JNL/BlackRock Global Allocation Fund

BRL/USD	10/02/2012	BCL	BRL	3,531	$1,742	$4
CHF/EUR	10/05/2012	CSI	EUR	(817)	(1,050)	(4)
CHF/EUR	10/05/2012	UBS	EUR	(2,359)	(3,031)	(14)
CHF/EUR	11/01/2012	UBS	EUR	(1,304)	(1,676)	3
INR/USD	10/18/2012	CSI	INR	44,280	837	17
JPY/USD	10/12/2012	DUB	JPY	199,790	2,560	(6)
JPY/USD	10/25/2012	CSI	JPY	396,054	5,076	37
JPY/USD	10/25/2012	CSI	JPY	117,567	1,507	7
MXN/USD	10/18/2012	UBS	MXN	26,502	2,055	163
USD/AUD	10/04/2012	DUB	AUD	(3,008)	(3,120)	(51)
USD/AUD	10/04/2012	UBS	AUD	(6,657)	(6,904)	(107)
USD/AUD	10/11/2012	UBS	AUD	(143)	(148)	1
USD/AUD	10/11/2012	JPM	AUD	(1,258)	(1,304)	7
USD/AUD	10/12/2012	BCL	AUD	(1,430)	(1,482)	11
USD/AUD	11/15/2012	GSC	AUD	(413)	(427)	(10)
USD/AUD	11/15/2012	GSC	AUD	(404)	(417)	(8)
USD/BRL	10/02/2012	BCL	BRL	(3,531)	(1,741)	(23)
USD/EUR	10/04/2012	UBS	EUR	(5,889)	(7,568)	(161)
USD/EUR	10/11/2012	CSI	EUR	(1,986)	(2,552)	1
USD/EUR	10/12/2012	DUB	EUR	(401)	(515)	6
USD/EUR	10/12/2012	DUB	EUR	(830)	(1,067)	9
USD/EUR	10/25/2012	CSI	EUR	(5,416)	(6,961)	114
USD/EUR	10/25/2012	UBS	EUR	(1,443)	(1,854)	30
USD/EUR	11/01/2012	BCL	EUR	(2,949)	(3,790)	29
USD/EUR	11/01/2012	JPM	EUR	(4,238)	(5,448)	42
USD/EUR	12/05/2012	HSB	EUR	(1,415)	(1,820)	(96)
USD/EUR	01/09/2013	CSI	EUR	(808)	(1,040)	(54)
USD/EUR	01/23/2013	CSI	EUR	(808)	(1,040)	(54)
USD/GBP	10/11/2012	JPM	GBP	(3,557)	(5,744)	(29)
USD/GBP	10/26/2012	JPM	GBP	(1,187)	(1,916)	8
USD/GBP	10/26/2012	DUB	GBP	(2,354)	(3,801)	16
USD/GBP	11/01/2012	DUB	GBP	(1,253)	(2,023)	9
USD/GBP	11/01/2012	GSC	GBP	(893)	(1,442)	7
USD/JPY	10/15/2012	UBS	JPY	(250,000)	(3,204)	(18)
USD/JPY	11/09/2012	DUB	JPY	(200,000)	(2,564)	(45)
USD/JPY	12/10/2012	CSI	JPY	(160,000)	(2,052)	(12)
USD/JPY	01/16/2013	UBS	JPY	(280,000)	(3,592)	(19)
USD/MXN	10/18/2012	UBS	MXN	(26,502)	(2,055)	(47)
USD/MXN	11/15/2012	DUB	MXN	(46,757)	(3,616)	(88)
USD/MXN	12/13/2012	JPM	MXN	(42,363)	(3,267)	(81)
USD/MXN	12/13/2012	GSC	MXN	(10,652)	(822)	(14)
USD/SGD	01/24/2013	UBS	SGD	(2,802)	(2,283)	(57)
USD/SGD	02/07/2013	UBS	SGD	(4,400)	(3,585)	(39)
					$(83,144)	$(516)

JNL/Capital Guardian Global Balanced Fund

EUR/JPY	10/09/2012	BOA	JPY	(45,036)	$(577)	$1
EUR/JPY	10/29/2012	BNY	JPY	(80,000)	(1,025)	(6)
EUR/USD	10/15/2012	BOA	EUR	1,433	1,841	(9)
EUR/USD	10/15/2012	BNY	EUR	675	868	(7)
JPY/EUR	10/09/2012	BOA	EUR	(450)	(578)	(10)
JPY/EUR	10/29/2012	BNY	EUR	(450)	(578)	(2)
JPY/USD	10/15/2012	BNY	JPY	81,648	1,046	(4)
JPY/USD	10/15/2012	BOA	JPY	94,792	1,215	(10)
JPY/USD	10/29/2012	BNY	JPY	46,707	599	(1)
JPY/USD	10/29/2012	BOA	JPY	521,568	6,685	(15)
USD/BRL	10/22/2012	BOA	BRL	(1,177)	(579)	1
USD/CAD	10/10/2012	RBS	CAD	(2,151)	(2,188)	—
USD/CAD	10/29/2012	RBS	CAD	(875)	(889)	4
USD/CHF	10/25/2012	BNY	CHF	(1,562)	(1,662)	5
USD/EUR	10/22/2012	JPM	EUR	(2,601)	(3,343)	27
USD/HUF	10/10/2012	RBS	HUF	(24,113)	(109)	(4)
USD/JPY	10/22/2012	BNY	JPY	(446,209)	(5,719)	(19)
USD/KRW	10/22/2012	BOA	KRW	(2,745,736)	(2,468)	(10)
USD/PLN	10/10/2012	UBS	PLN	(4,292)	(1,338)	(30)
USD/SGD	10/31/2012	BNY	SGD	(1,800)	(1,467)	(7)
USD/TRY	10/18/2012	BOA	TRY	(403)	(224)	—
					$(10,490)	$(96)

JNL/Franklin Templeton Global Multisector Bond Fund

AUD/USD	12/17/2012	MSC	AUD	12,189	$12,560	$860
CLP/USD	12/17/2012	BCL	CLP	7,506,474	15,643	1,624
CLP/USD	05/06/2013	DUB	CLP	2,285,890	4,679	139
CLP/USD	09/16/2013	JPM	CLP	2,796,030	5,646	6
EUR/USD	12/17/2012	DUB	EUR	4,800	6,173	(99)
EUR/USD	03/01/2013	DUB	EUR	326	419	17
IDR/USD	12/17/2012	JPM	IDR	113,042,300	11,688	(2)
INR/USD	12/17/2012	JPM	INR	527,153	9,849	499
KRW/USD	12/17/2012	JPM	KRW	8,201,200	7,351	351
KRW/USD	05/06/2013	JPM	KRW	4,162,521	3,709	79
MXN/USD	10/11/2012	DUB	MXN	91,472	7,099	177
MXN/USD	12/05/2012	DUB	MXN	84,719	6,539	765
MXN/USD	03/08/2013	HSB	MXN	37,669	2,881	72
MXN/USD	09/13/2013	CIT	MXN	147,554	11,075	75
MYR/USD	05/06/2013	JPM	MYR	32,395	10,456	(84)
MYR/USD	10/01/2013	HSB	MYR	25,332	8,117	12
NOK/EUR	12/17/2012	DUB	EUR	(8,900)	(11,447)	764
PLN/EUR	12/17/2012	DUB	EUR	(8,000)	(10,289)	1,301
PLN/EUR	05/07/2013	DUB	EUR	(8,930)	(11,503)	329
PLN/EUR	06/05/2013	DUB	EUR	(4,510)	(5,811)	496
SEK/EUR	12/17/2012	DUB	EUR	(21,400)	(27,523)	2,515
SEK/EUR	05/06/2013	DUB	EUR	(6,492)	(8,363)	505
SEK/EUR	09/16/2013	DUB	EUR	(15,900)	(20,512)	68
SGD/USD	12/19/2012	JPM	SGD	21,320	17,372	649
SGD/USD	03/11/2013	CIT	SGD	3,494	2,847	73
SGD/USD	03/14/2013	DUB	SGD	13,262	10,808	8
SGD/USD	03/18/2013	BCL	SGD	3,552	2,895	4
SGD/USD	05/06/2013	DUB	SGD	5,813	4,738	18
USD/EUR	12/17/2012	DUB	EUR	(49,840)	(64,100)	873

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Franklin Templeton Global Multisector Bond Fund (continued)

USD/EUR	12/20/2012	DUB	EUR	(815)	$(1,048)	$19
USD/EUR	01/24/2013	DUB	EUR	(372)	(479)	4
USD/EUR	02/04/2013	BCL	EUR	(786)	(1,012)	(42)
USD/EUR	03/01/2013	DUB	EUR	(391)	(503)	21
USD/EUR	03/07/2013	BCL	EUR	(534)	(688)	21
USD/EUR	03/08/2013	CIT	EUR	(3,541)	(4,558)	99
USD/EUR	03/11/2013	BCL	EUR	(1,285)	(1,655)	35
USD/EUR	03/15/2013	BCL	EUR	(448)	(577)	11
USD/EUR	03/19/2013	CIT	EUR	(317)	(408)	8
USD/EUR	03/21/2013	BCL	EUR	(281)	(362)	11
USD/EUR	03/26/2013	CIT	EUR	(643)	(828)	20
USD/EUR	03/28/2013	DUB	EUR	(164)	(212)	8
USD/EUR	04/02/2013	DUB	EUR	(232)	(298)	9
USD/EUR	04/02/2013	DUB	EUR	(291)	(374)	14
USD/EUR	04/05/2013	BCL	EUR	(820)	(1,055)	39
USD/EUR	04/11/2013	DUB	EUR	(818)	(1,054)	20
USD/EUR	04/16/2013	HSB	EUR	(874)	(1,126)	31
USD/EUR	04/19/2013	BCL	EUR	(807)	(1,039)	22
USD/EUR	04/23/2013	JPM	EUR	(224)	(288)	8
USD/EUR	04/30/2013	BCL	EUR	(2,434)	(3,136)	98
USD/EUR	05/21/2013	DUB	EUR	(5,730)	(7,382)	(42)
USD/EUR	06/05/2013	DUB	EUR	(6,342)	(8,172)	(275)
USD/EUR	06/06/2013	BCL	EUR	(1,689)	(2,177)	(63)
USD/EUR	06/20/2013	BCL	EUR	(862)	(1,111)	(20)
USD/EUR	07/03/2013	DUB	EUR	(1,985)	(2,559)	(27)
USD/EUR	07/23/2013	DUB	EUR	(96)	(123)	(5)
USD/EUR	07/26/2013	DUB	EUR	(95)	(123)	(7)
USD/EUR	07/31/2013	DUB	EUR	(786)	(1,013)	(36)
USD/EUR	07/31/2013	UBS	EUR	(786)	(1,013)	(38)
USD/EUR	08/01/2013	UBS	EUR	(786)	(1,013)	(46)
USD/EUR	08/01/2013	DUB	EUR	(988)	(1,274)	(57)
USD/EUR	08/02/2013	HSB	EUR	(786)	(1,014)	(41)
USD/EUR	08/09/2013	DUB	EUR	(509)	(656)	(22)
USD/EUR	08/13/2013	DUB	EUR	(155)	(199)	(8)
USD/EUR	08/28/2013	DUB	EUR	(200)	(258)	(6)
USD/EUR	08/30/2013	DUB	EUR	(460)	(593)	(15)
USD/EUR	08/30/2013	DUB	EUR	(5,120)	(6,604)	(159)
USD/EUR	09/04/2013	DUB	EUR	(201)	(259)	(5)
USD/EUR	09/10/2013	BCL	EUR	(12,180)	(15,712)	(251)
USD/EUR	09/13/2013	DUB	EUR	(12,268)	(15,826)	(10)
USD/EUR	09/13/2013	JPM	EUR	(11,173)	(14,414)	14
USD/EUR	09/16/2013	DUB	EUR	(5,087)	(6,562)	23
USD/EUR	09/16/2013	BCL	EUR	(2,296)	(2,962)	11
USD/JPY	05/08/2013	BCL	JPY	(1,983,808)	(25,486)	(596)
USD/JPY	08/30/2013	JPM	JPY	(861,218)	(11,084)	(84)
USD/JPY	09/17/2013	BCL	JPY	(1,629,138)	(20,973)	27
USD/JPY	09/18/2013	BCL	JPY	(906,703)	(11,673)	(48)
					$(177,939)	$10,764

JNL/Franklin Templeton Mutual Shares Fund

CHF/USD	02/11/2013	CSI	CHF	3	$3	$—
CHF/USD	02/11/2013	CSI	CHF	2	2	—
CHF/USD	02/11/2013	CSI	CHF	3	4	—
EUR/USD	01/17/2013	DUB	EUR	505	650	35
EUR/USD	01/17/2013	HSB	EUR	250	322	19
EUR/USD	01/17/2013	CSI	EUR	124	159	9
EUR/USD	01/17/2013	BOA	EUR	80	103	2
EUR/USD	01/17/2013	DUB	EUR	244	314	8
EUR/USD	01/17/2013	DUB	EUR	173	223	5
EUR/USD	01/17/2013	BOA	EUR	313	402	(7)
EUR/USD	01/17/2013	CSI	EUR	272	349	(6)
EUR/USD	01/17/2013	BOA	EUR	160	206	(2)
EUR/USD	01/17/2013	CSI	EUR	200	258	(3)
EUR/USD	01/17/2013	BOA	EUR	273	352	(4)
EUR/USD	01/17/2013	HSB	EUR	293	377	(2)
EUR/USD	01/17/2013	DUB	EUR	220	283	(1)
EUR/USD	01/17/2013	BCL	EUR	220	283	(1)
EUR/USD	01/17/2013	CSI	EUR	220	283	(1)
EUR/USD	01/17/2013	HSB	EUR	177	228	—
EUR/USD	01/17/2013	CSI	EUR	279	359	—
EUR/USD	01/17/2013	BOA	EUR	172	221	—
EUR/USD	01/17/2013	DUB	EUR	178	229	—
EUR/USD	01/17/2013	BOA	EUR	273	351	(1)
EUR/USD	01/17/2013	CSI	EUR	238	306	—
GBP/USD	02/19/2013	CSI	GBP	460	742	16
GBP/USD	02/19/2013	BOA	GBP	186	300	5
GBP/USD	02/19/2013	DUB	GBP	449	725	6
JPY/USD	10/22/2012	SCB	JPY	3,602	46	—
JPY/USD	10/22/2012	BCL	JPY	2,015	26	—
JPY/USD	10/22/2012	HSB	JPY	1,422	18	—
JPY/USD	10/22/2012	HSB	JPY	4,109	53	—
JPY/USD	10/22/2012	HSB	JPY	4,769	61	2
JPY/USD	10/22/2012	DUB	JPY	5,239	67	2
JPY/USD	10/22/2012	HSB	JPY	4,298	55	1
JPY/USD	10/22/2012	DUB	JPY	2,700	35	1
JPY/USD	10/22/2012	DUB	JPY	2,807	36	1
USD/CHF	02/11/2013	BCL	CHF	(45)	(48)	(2)
USD/CHF	02/11/2013	BOA	CHF	(45)	(48)	(2)
USD/CHF	02/11/2013	BCL	CHF	(2)	(2)	—
USD/CHF	02/11/2013	BOA	CHF	(2)	(2)	—
USD/EUR	01/17/2013	HSB	EUR	(32,744)	(42,128)	(1,973)
USD/EUR	01/17/2013	CSI	EUR	(90)	(116)	(5)
USD/EUR	01/17/2013	CSI	EUR	(35)	(45)	(2)
USD/EUR	01/17/2013	HSB	EUR	(359)	(462)	(27)
USD/EUR	01/17/2013	CSI	EUR	(28)	(36)	(1)
USD/EUR	01/17/2013	HSB	EUR	(85)	(109)	(4)
USD/EUR	01/17/2013	BCL	EUR	(218)	(280)	(11)
USD/EUR	01/17/2013	CSI	EUR	(315)	(405)	(16)
USD/EUR	01/17/2013	CSI	EUR	(536)	(689)	(27)
USD/EUR	01/17/2013	BCL	EUR	(105)	(136)	(5)
USD/EUR	01/17/2013	BOA	EUR	(105)	(136)	(5)
USD/EUR	01/17/2013	SCB	EUR	(105)	(135)	(4)
USD/EUR	01/17/2013	HSB	EUR	(32)	(41)	(2)
USD/EUR	01/17/2013	CSI	EUR	(64)	(82)	(3)
USD/EUR	01/17/2013	CSI	EUR	(206)	(265)	(10)
USD/EUR	01/17/2013	BOA	EUR	(673)	(866)	(36)
USD/EUR	01/17/2013	CSI	EUR	(337)	(433)	(18)
USD/EUR	01/17/2013	HSB	EUR	(678)	(873)	(37)
USD/EUR	01/17/2013	BOA	EUR	(78)	(101)	(4)
USD/EUR	01/17/2013	BOA	EUR	(1,000)	(1,287)	(48)
USD/EUR	01/17/2013	HSB	EUR	(304)	(391)	(16)
USD/EUR	01/17/2013	CSI	EUR	(321)	(413)	(17)
USD/EUR	01/17/2013	DUB	EUR	(98)	(126)	(4)
USD/EUR	01/17/2013	DUB	EUR	(314)	(404)	(9)
USD/EUR	01/17/2013	DUB	EUR	(263)	(339)	(6)
USD/EUR	01/17/2013	DUB	EUR	(162)	(208)	(2)
USD/EUR	01/17/2013	BOA	EUR	(65)	(83)	(1)
USD/EUR	01/17/2013	HSB	EUR	(216)	(278)	(1)
USD/EUR	01/17/2013	HSB	EUR	(32)	(41)	—
USD/EUR	01/17/2013	HSB	EUR	(86)	(111)	—
USD/EUR	01/17/2013	CSI	EUR	(88)	(113)	—
USD/EUR	01/17/2013	BOA	EUR	(88)	(113)	—

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Franklin Templeton Mutual Shares Fund (continued)

USD/EUR	01/17/2013	BOA	EUR	(115)	$(148)	$1
USD/EUR	01/17/2013	CSI	EUR	(172)	(222)	2
USD/EUR	01/17/2013	HSB	EUR	(311)	(400)	1
USD/EUR	01/17/2013	BCL	EUR	(139)	(179)	4
USD/EUR	01/17/2013	DUB	EUR	(93)	(119)	3
USD/GBP	02/19/2013	CSI	GBP	(276)	(445)	(14)
USD/GBP	02/19/2013	BCL	GBP	(276)	(445)	(15)
USD/GBP	02/19/2013	HSB	GBP	(288)	(464)	(13)
USD/GBP	02/19/2013	BOA	GBP	(1,097)	(1,771)	(53)
USD/GBP	02/19/2013	BCL	GBP	(576)	(929)	(27)
USD/GBP	02/19/2013	HSB	GBP	(380)	(613)	(17)
USD/GBP	02/19/2013	HSB	GBP	(36,379)	(58,719)	(1,695)
USD/GBP	02/19/2013	CSI	GBP	(251)	(405)	3
USD/JPY	10/22/2012	HSB	JPY	(2,325)	(30)	(1)
USD/JPY	10/22/2012	DUB	JPY	(1,948)	(25)	—
USD/JPY	10/22/2012	DUB	JPY	(8,395)	(108)	—
USD/JPY	10/22/2012	HSB	JPY	(3,556)	(46)	(1)
USD/JPY	10/22/2012	CSI	JPY	(5,847)	(75)	—
USD/JPY	10/22/2012	CSI	JPY	(5,215)	(67)	—
USD/JPY	10/22/2012	HSB	JPY	(79,924)	(1,024)	(39)
					$(109,148)	$(4,075)

JNL/Goldman Sachs Core Plus Bond Fund

AUD/USD	12/19/2012	WBC	AUD	1,802	$1,857	$(10)
BRL/USD	10/05/2012	UBS	BRL	2,130	1,050	14
BRL/USD	10/17/2012	RBC	BRL	7,620	3,750	(4)
BRL/USD	10/19/2012	UBS	BRL	3,827	1,883	4
BRL/USD	10/19/2012	JPM	BRL	2,129	1,048	(1)
CAD/USD	12/19/2012	BCL	CAD	6,200	6,295	17
CHF/USD	12/19/2012	UBS	CHF	3,065	3,264	(42)
CLP/USD	10/04/2012	CSI	CLP	997,245	2,102	(9)
DKK/EUR	12/19/2012	CGM	EUR	(2,115)	(2,720)	(2)
EUR/CHF	12/19/2012	UBS	CHF	(1,762)	(1,876)	(2)
EUR/CHF	12/19/2012	UBS	CHF	(1,269)	(1,352)	(5)
EUR/CHF	12/19/2012	SCB	CHF	(1,751)	(1,865)	(13)
EUR/CHF	12/19/2012	SCB	CHF	(3,510)	(3,738)	(9)
EUR/HUF	12/19/2012	BOA	HUF	(239,712)	(1,070)	(6)
EUR/HUF	12/19/2012	BOA	HUF	(1,633,042)	(7,287)	(30)
EUR/HUF	12/19/2012	DUB	HUF	(208,807)	(932)	6
EUR/HUF	12/19/2012	HSB	HUF	(212,928)	(950)	(1)
EUR/HUF	12/19/2012	BOA	HUF	(213,504)	(953)	(2)
EUR/SEK	12/19/2012	BOA	SEK	(13,995)	(2,125)	(17)
EUR/SEK	12/19/2012	RBS	SEK	(12,484)	(1,896)	(17)
EUR/SEK	12/19/2012	UBS	SEK	(24,853)	(3,775)	(60)
EUR/SEK	12/19/2012	HSB	SEK	(12,356)	(1,877)	(10)
EUR/USD	12/19/2012	DUB	EUR	7,227	9,296	(30)
EUR/USD	12/19/2012	CIT	EUR	2,865	3,685	(76)
EUR/USD	12/19/2012	CSI	EUR	1,440	1,852	(31)
GBP/EUR	12/19/2012	HSB	EUR	(1,427)	(1,835)	31
GBP/USD	12/19/2012	BCL	GBP	366	591	(3)
GBP/USD	12/19/2012	SSB	GBP	732	1,182	(4)
GBP/USD	12/19/2012	SCB	GBP	2,317	3,741	(17)
GBP/USD	12/19/2012	SSB	GBP	1,003	1,620	(11)
HUF/EUR	12/19/2012	HSB	EUR	(826)	(1,062)	17
HUF/EUR	12/19/2012	JPM	EUR	(826)	(1,062)	16
ILS/USD	12/19/2012	DUB	ILS	14,740	3,750	(6)
INR/USD	10/04/2012	DUB	INR	57,478	1,089	58
INR/USD	10/04/2012	SSB	INR	226,525	4,293	224
INR/USD	10/10/2012	DUB	INR	343,156	6,494	372
INR/USD	10/10/2012	RBS	INR	232,332	4,397	236
INR/USD	10/10/2012	RBS	INR	133,794	2,532	129
INR/USD	10/10/2012	RBS	INR	87,760	1,661	84
INR/USD	10/18/2012	RBS	INR	206,241	3,896	132
INR/USD	10/18/2012	JPM	INR	343,230	6,484	75
INR/USD	11/06/2012	RBS	INR	284,004	5,344	35
JPY/USD	12/19/2012	BCL	JPY	147,989	1,898	19
JPY/USD	12/19/2012	UBS	JPY	74,382	954	13
JPY/USD	12/19/2012	UBS	JPY	219,614	2,816	(10)
KRW/USD	10/05/2012	DUB	KRW	3,181,066	2,862	46
KRW/USD	10/05/2012	HSB	KRW	3,916,719	3,523	43
MXN/JPY	12/19/2012	HSB	JPY	(61,935)	(794)	4
MXN/USD	12/19/2012	SSB	MXN	44,749	3,449	54
MXN/USD	12/19/2012	CSI	MXN	54,693	4,216	44
MXN/USD	12/19/2012	SSB	MXN	96,974	7,475	(33)
MXN/USD	12/19/2012	JPM	MXN	137,658	10,611	(100)
MXN/USD	12/19/2012	SSB	MXN	12,172	938	(5)
MYR/USD	10/19/2012	DUB	MYR	11,472	3,748	(16)
MYR/USD	10/19/2012	DUB	MYR	12,366	4,040	3
MYR/USD	10/30/2012	DUB	MYR	3,203	1,046	1
MYR/USD	10/30/2012	BCL	MYR	12,725	4,154	21
NOK/USD	12/19/2012	HSB	NOK	19,033	3,312	8
NZD/USD	12/19/2012	DUB	NZD	2,708	2,233	86
PHP/USD	10/15/2012	CGM	PHP	78,308	1,877	—
PHP/USD	10/15/2012	DUB	PHP	39,238	940	(3)
PHP/USD	10/17/2012	HSB	PHP	155,520	3,727	(37)
PLN/EUR	12/19/2012	BCL	EUR	(725)	(932)	3
RUB/USD	10/09/2012	CSI	RUB	67,133	2,150	69
RUB/USD	10/17/2012	CSI	RUB	195,140	6,240	(66)
RUB/USD	10/17/2012	CGM	RUB	363,423	11,621	(60)
RUB/USD	10/22/2012	UBS	RUB	59,049	1,887	3
SEK/EUR	12/19/2012	HSB	EUR	(2,876)	(3,699)	77
SGD/USD	12/19/2012	CIT	SGD	3,465	2,823	4
SGD/USD	12/19/2012	CIT	SGD	2,762	2,251	(10)
TRY/USD	12/19/2012	JPM	TRY	6,421	3,534	8
TRY/USD	12/19/2012	JPM	TRY	17,075	9,398	(12)
USD/AUD	12/19/2012	WBC	AUD	(4,055)	(4,178)	(56)
USD/AUD	12/19/2012	ABN	AUD	(11,708)	(12,062)	90
USD/AUD	12/19/2012	WBC	AUD	(896)	(923)	8
USD/AUD	12/19/2012	ABN	AUD	(7,824)	(8,060)	60
USD/AUD	12/19/2012	WBC	AUD	(3,588)	(3,697)	26
USD/AUD	12/19/2012	WBC	AUD	(1,836)	(1,892)	(5)
USD/AUD	12/19/2012	UBS	AUD	(11,124)	(11,461)	(18)
USD/BRL	10/11/2012	CGM	BRL	(12,657)	(6,235)	(85)
USD/CAD	12/19/2012	ABN	CAD	(2,778)	(2,820)	10
USD/CAD	12/19/2012	ABN	CAD	(1,856)	(1,885)	6
USD/CAD	12/19/2012	ABN	CAD	(1,872)	(1,901)	(1)
USD/CHF	12/19/2012	CSI	CHF	(5,538)	(5,897)	(70)
USD/CHF	12/19/2012	UBS	CHF	(3,110)	(3,312)	16
USD/CLP	10/04/2012	BOA	CLP	(997,245)	(2,102)	(40)
USD/CZK	12/19/2012	CSI	CZK	(144,311)	(7,379)	(79)
USD/EUR	10/12/2012	JPM	EUR	(2,005)	(2,577)	(60)
USD/EUR	12/19/2012	CGM	EUR	(1,455)	(1,871)	7
USD/EUR	12/19/2012	DUB	EUR	(1,435)	(1,846)	37
USD/EUR	12/19/2012	JPM	EUR	(1,428)	(1,837)	41
USD/EUR	12/19/2012	MSC	EUR	(1,458)	(1,875)	14
USD/EUR	12/19/2012	SCB	EUR	(2,922)	(3,758)	24
USD/EUR	12/19/2012	SCB	EUR	(1,477)	(1,900)	2
USD/GBP	10/02/2012	JPM	GBP	(340)	(548)	(13)
USD/GBP	12/19/2012	RGC	GBP	(1,312)	(2,118)	(38)
USD/GBP	12/19/2012	BCL	GBP	(1,166)	(1,882)	(5)
USD/GBP	12/19/2012	DUB	GBP	(1,166)	(1,882)	(5)
USD/GBP	12/19/2012	ABN	GBP	(4,814)	(7,771)	(19)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Core Plus Bond Fund (continued)

USD/GBP	12/19/2012	SSB	GBP	(732)	$(1,182)	$—
USD/GBP	12/19/2012	BCL	GBP	(366)	(591)	1
USD/GBP	12/19/2012	BOA	GBP	(1,011)	(1,633)	9
USD/INR	10/18/2012	DUB	INR	(62,266)	(1,176)	(26)
USD/INR	10/18/2012	DUB	INR	(85,623)	(1,618)	(38)
USD/INR	10/18/2012	RBS	INR	(102,439)	(1,935)	(51)
USD/INR	10/18/2012	DUB	INR	(51,217)	(968)	(26)
USD/INR	10/18/2012	CGM	INR	(50,491)	(954)	(9)
USD/JPY	12/19/2012	CIT	JPY	(268,503)	(3,443)	(38)
USD/JPY	12/19/2012	BOA	JPY	(131,592)	(1,688)	4
USD/JPY	12/19/2012	SSB	JPY	(1,190,075)	(15,262)	80
USD/JPY	12/19/2012	CSI	JPY	(74,105)	(950)	(8)
USD/JPY	12/19/2012	CSI	JPY	(73,686)	(945)	(3)
USD/JPY	12/19/2012	RBS	JPY	(220,918)	(2,833)	(7)
USD/KRW	10/05/2012	CGM	KRW	(4,718,911)	(4,245)	(84)
USD/KRW	10/05/2012	DUB	KRW	(2,378,874)	(2,140)	(54)
USD/MXN	11/26/2012	DUB	MXN	(110,074)	(8,503)	(36)
USD/MXN	12/19/2012	DUB	MXN	(12,210)	(941)	4
USD/MXN	12/19/2012	UBS	MXN	(24,603)	(1,896)	6
USD/NOK	12/19/2012	HSB	NOK	(97)	(17)	—
USD/NOK	12/19/2012	HSB	NOK	(19,216)	(3,344)	(16)
USD/NZD	12/19/2012	BCL	NZD	(495)	(408)	(14)
USD/PLN	12/19/2012	RBC	PLN	(20,377)	(6,303)	(193)
USD/PLN	12/19/2012	BCL	PLN	(6,190)	(1,915)	(15)
USD/RUB	10/09/2012	CGM	RUB	(32,912)	(1,054)	(20)
USD/SEK	12/19/2012	HSB	SEK	(32,070)	(4,871)	(48)
USD/SGD	12/19/2012	CIT	SGD	(5,145)	(4,192)	(80)
USD/SGD	12/19/2012	CIT	SGD	(3,879)	(3,161)	(68)
USD/SGD	12/19/2012	CIT	SGD	(2,316)	(1,887)	—
USD/TRY	12/19/2012	CSI	TRY	(3,417)	(1,881)	3
USD/TRY	12/19/2012	CSI	TRY	(3,443)	(1,895)	(8)
USD/TRY	12/19/2012	CSI	TRY	(3,443)	(1,895)	(4)
USD/TRY	12/19/2012	RBS	TRY	(2,740)	(1,508)	7
USD/TWD	10/18/2012	BCL	TWD	(55,143)	(1,881)	1
USD/TWD	10/18/2012	HSB	TWD	(55,497)	(1,893)	(6)
USD/TWD	10/18/2012	BCL	TWD	(55,558)	(1,895)	(4)
USD/TWD	10/18/2012	DUB	TWD	(55,959)	(1,909)	(9)
USD/ZAR	10/09/2012	ABN	ZAR	(34,664)	(4,161)	52
USD/ZAR	12/19/2012	BCL	ZAR	(15,869)	(1,885)	12
ZAR/USD	12/19/2012	UBS	ZAR	15,869	1,885	(16)
ZAR/USD	12/19/2012	BCL	ZAR	7,909	940	(10)
ZAR/USD	12/19/2012	ABN	ZAR	15,737	1,870	(32)
					$(54,753)	$289

JNL/Goldman Sachs Emerging Markets Debt Fund

BGN/EUR	11/23/2012	DUB	EUR	(2,069)	$(2,660)	$3
BGN/EUR	11/23/2012	DUB	EUR	(3,103)	(3,989)	5
BGN/EUR	11/23/2012	DUB	EUR	(5,762)	(7,408)	9
BRL/USD	10/05/2012	UBS	BRL	4,422	2,180	29
BRL/USD	10/11/2012	CGM	BRL	33,885	16,693	228
BRL/USD	10/11/2012	JPM	BRL	5,515	2,717	1
BRL/USD	10/17/2012	RBC	BRL	17,854	8,788	(8)
BRL/USD	10/19/2012	UBS	BRL	14,616	7,192	15
BRL/USD	10/19/2012	JPM	BRL	4,466	2,197	(3)
CLP/USD	10/04/2012	CSI	CLP	2,100,889	4,427	(18)
CNY/USD	02/04/2013	HSB	CNY	54,545	8,588	38
COP/USD	10/17/2012	BOA	COP	6,022,461	3,338	(5)
COP/USD	10/17/2012	HSB	COP	4,135,952	2,293	(4)
CZK/EUR	12/19/2012	DUB	EUR	(868)	(1,117)	(31)
CZK/EUR	12/19/2012	BOA	EUR	(1,715)	(2,206)	(28)
EUR/BGN	11/23/2012	DUB	BGN	(6,080)	(3,994)	(7)
EUR/BGN	11/23/2012	DUB	BGN	(11,290)	(7,417)	(19)
EUR/BGN	11/23/2012	DUB	BGN	(4,054)	(2,664)	(6)
EUR/CZK	12/19/2012	DUB	CZK	(42,949)	(2,196)	37
EUR/CZK	12/19/2012	HSB	CZK	(42,615)	(2,179)	54
EUR/CZK	12/19/2012	BCL	CZK	(21,201)	(1,084)	32
EUR/HUF	12/19/2012	BOA	HUF	(740,295)	(3,303)	(18)
EUR/HUF	12/19/2012	BOA	HUF	(748,706)	(3,341)	(14)
EUR/HUF	12/19/2012	DUB	HUF	(494,665)	(2,207)	14
EUR/HUF	12/19/2012	HSB	HUF	(503,467)	(2,247)	(2)
EUR/HUF	12/19/2012	BOA	HUF	(504,437)	(2,251)	(5)
EUR/USD	12/19/2012	CGM	EUR	5,814	7,478	(154)
HUF/EUR	12/19/2012	JPM	EUR	(1,723)	(2,216)	33
HUF/EUR	12/19/2012	HSB	EUR	(1,723)	(2,216)	36
IDR/USD	10/11/2012	DUB	IDR	56,931,933	5,942	9
IDR/USD	10/11/2012	HSB	IDR	57,139,605	5,964	30
IDR/USD	10/11/2012	BOA	IDR	20,400,150	2,129	2
IDR/USD	10/11/2012	JPM	IDR	12,174,384	1,271	—
IDR/USD	10/11/2012	DUB	IDR	12,361,000	1,290	—
ILS/USD	12/19/2012	JPM	ILS	15,270	3,884	103
ILS/USD	12/19/2012	DUB	ILS	34,524	8,782	(13)
INR/USD	10/04/2012	DUB	INR	121,089	2,295	123
INR/USD	10/04/2012	DUB	INR	149,019	2,824	150
INR/USD	10/10/2012	DUB	INR	719,390	13,615	780
INR/USD	10/10/2012	RBS	INR	281,603	5,330	272
INR/USD	10/10/2012	RBS	INR	484,820	9,176	493
INR/USD	10/10/2012	RBS	INR	205,571	3,891	197
INR/USD	10/18/2012	RBS	INR	724,091	13,680	465
INR/USD	10/18/2012	HSB	INR	483,425	9,133	192
INR/USD	10/18/2012	DUB	INR	720,848	13,619	157
INR/USD	11/06/2012	RBS	INR	241,899	4,552	30
JPY/USD	12/19/2012	BCL	JPY	176,658	2,265	22
KRW/USD	10/05/2012	DUB	KRW	7,451,105	6,703	107
KRW/USD	10/05/2012	HSB	KRW	7,359,141	6,620	82
MXN/JPY	12/19/2012	HSB	JPY	(129,323)	(1,658)	8
MXN/USD	12/19/2012	SSB	MXN	93,440	7,203	113
MXN/USD	12/19/2012	CSI	MXN	115,116	8,873	92
MXN/USD	12/19/2012	SSB	MXN	227,194	17,512	(78)
MXN/USD	12/19/2012	JPM	MXN	402,395	31,017	(292)
MXN/USD	12/19/2012	RBC	MXN	19,988	1,541	5
MXN/USD	12/19/2012	SSB	MXN	28,681	2,211	(11)
MXN/USD	12/19/2012	HSB	MXN	171,232	13,199	52
MXN/USD	12/19/2012	JPM	MXN	116,722	8,997	(28)
MYR/USD	10/11/2012	CGM	MYR	23,221	7,592	344
MYR/USD	10/11/2012	HSB	MYR	4,080	1,334	31
MYR/USD	10/11/2012	BCL	MYR	85,903	28,086	689
MYR/USD	10/19/2012	DUB	MYR	26,852	8,774	(36)
MYR/USD	10/19/2012	DUB	MYR	26,193	8,559	7
MYR/USD	10/30/2012	DUB	MYR	24,095	7,866	5
MYR/USD	10/30/2012	BCL	MYR	26,884	8,777	44
PEN/USD	10/22/2012	CSI	PEN	30,748	11,819	6
PHP/USD	10/15/2012	CGM	PHP	150,442	3,605	(1)
PHP/USD	10/15/2012	DUB	PHP	92,457	2,216	(6)
PHP/USD	10/17/2012	HSB	PHP	364,009	8,723	(87)
PLN/EUR	12/19/2012	BCL	EUR	(1,706)	(2,194)	7
PLN/USD	12/19/2012	RBC	PLN	190,330	58,869	1,805
RUB/USD	10/09/2012	CSI	RUB	140,041	4,484	143
RUB/USD	10/11/2012	HSB	RUB	1,534,262	49,110	2,196
RUB/USD	10/17/2012	CSI	RUB	456,770	14,606	(155)
RUB/USD	10/22/2012	UBS	RUB	139,819	4,467	6
SGD/USD	12/19/2012	CGM	SGD	8,144	6,636	11
SGD/USD	12/19/2012	CGM	SGD	5,435	4,428	(20)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Goldman Sachs Emerging Markets Debt Fund (continued)

TRY/USD	12/19/2012	HSB	TRY	3,020	$1,662	$8
TRY/USD	12/19/2012	JPM	TRY	16,934	9,320	45
TRY/USD	12/19/2012	HSB	TRY	36,320	19,990	180
TRY/USD	12/19/2012	JPM	TRY	39,967	21,998	(28)
TRY/USD	12/19/2012	MLP	TRY	9,056	4,984	9
USD/BRL	10/11/2012	RBC	BRL	(12,299)	(6,059)	(101)
USD/CLP	10/04/2012	BOA	CLP	(2,100,889)	(4,427)	(83)
USD/CLP	10/11/2012	CSI	CLP	(2,630,839)	(5,537)	(277)
USD/CNY	02/04/2013	JPM	CNY	(18,181)	(2,863)	(17)
USD/CZK	12/19/2012	UBS	CZK	(299,287)	(15,303)	(161)
USD/EUR	12/19/2012	DUB	EUR	(31,609)	(40,654)	131
USD/EUR	12/19/2012	JPM	EUR	(3,345)	(4,302)	96
USD/EUR	12/19/2012	DUB	EUR	(3,359)	(4,320)	87
USD/EUR	12/19/2012	MSC	EUR	(1,722)	(2,215)	16
USD/IDR	10/11/2012	CGM	IDR	(84,595,753)	(8,830)	29
USD/IDR	10/11/2012	JPM	IDR	(33,464,250)	(3,493)	(18)
USD/IDR	10/11/2012	CGM	IDR	(25,176,628)	(2,628)	(12)
USD/INR	10/18/2012	DUB	INR	(140,926)	(2,662)	(59)
USD/INR	10/18/2012	DUB	INR	(242,671)	(4,585)	(107)
USD/INR	10/18/2012	RBS	INR	(242,558)	(4,583)	(122)
USD/INR	10/18/2012	DUB	INR	(121,299)	(2,292)	(61)
USD/INR	10/18/2012	CGM	INR	(119,630)	(2,260)	(21)
USD/JPY	12/19/2012	CGM	JPY	(560,657)	(7,190)	(80)
USD/JPY	12/19/2012	CGM	JPY	(681,069)	(8,734)	46
USD/KRW	10/05/2012	CGM	KRW	(9,847,225)	(8,859)	(176)
USD/KRW	10/05/2012	DUB	KRW	(4,963,021)	(4,465)	(113)
USD/MXN	12/19/2012	DUB	MXN	(28,929)	(2,230)	9
USD/MXN	12/19/2012	UBS	MXN	(57,602)	(4,440)	13
USD/MYR	10/11/2012	DUB	MYR	(10,401)	(3,401)	(152)
USD/PHP	10/11/2012	BCL	PHP	(98,115)	(2,352)	(24)
USD/PHP	10/11/2012	BCL	PHP	(80,738)	(1,935)	9
USD/PLN	12/19/2012	MLP	PLN	(50,867)	(15,733)	62
USD/PLN	12/19/2012	BCL	PLN	(14,626)	(4,524)	(35)
USD/RUB	10/09/2012	CGM	RUB	(70,683)	(2,263)	(43)
USD/RUB	10/11/2012	CGM	RUB	(26,865)	(860)	(20)
USD/RUB	10/11/2012	HSB	RUB	(483,358)	(15,472)	(547)
USD/RUB	10/17/2012	CGM	RUB	(97,054)	(3,104)	16
USD/SGD	12/19/2012	CGM	SGD	(10,908)	(8,888)	(170)
USD/SGD	12/19/2012	CGM	SGD	(8,171)	(6,658)	(142)
USD/SGD	12/19/2012	CGM	SGD	(5,473)	(4,459)	—
USD/THB	11/09/2012	DUB	THB	(72,913)	(2,362)	(67)
USD/THB	11/09/2012	DUB	THB	(263,336)	(8,531)	(247)
USD/THB	11/09/2012	DUB	THB	(104,781)	(3,395)	(87)
USD/THB	11/09/2012	DUB	THB	(233,762)	(7,573)	(193)
USD/THB	11/09/2012	DUB	THB	(32,732)	(1,060)	(28)
USD/TRY	12/19/2012	CSI	TRY	(5,162)	(2,841)	(56)
USD/TRY	12/19/2012	JPM	TRY	(73,595)	(40,506)	(93)
USD/TRY	12/19/2012	HSB	TRY	(1,650)	(908)	1
USD/TRY	12/19/2012	CSI	TRY	(7,282)	(4,008)	7
USD/TRY	12/19/2012	CSI	TRY	(8,136)	(4,478)	(19)
USD/TRY	12/19/2012	CSI	TRY	(8,151)	(4,486)	(9)
USD/TRY	12/19/2012	RBS	TRY	(5,974)	(3,288)	15
USD/TWD	10/18/2012	BCL	TWD	(129,067)	(4,403)	2
USD/TWD	10/18/2012	HSB	TWD	(131,139)	(4,474)	(15)
USD/TWD	10/18/2012	BCL	TWD	(131,534)	(4,487)	(10)
USD/TWD	10/18/2012	DUB	TWD	(132,210)	(4,510)	(21)
USD/ZAR	10/09/2012	DUB	ZAR	(67,476)	(8,099)	(103)
USD/ZAR	12/19/2012	BCL	ZAR	(11,102)	(1,319)	9
USD/ZAR	12/19/2012	BCL	ZAR	(34,788)	(4,133)	41
USD/ZAR	12/19/2012	BCL	ZAR	(10,281)	(1,222)	8
ZAR/USD	10/09/2012	RBC	ZAR	210,927	25,317	(316)
ZAR/USD	12/19/2012	UBS	ZAR	33,110	3,934	(32)
ZAR/USD	12/19/2012	BCL	ZAR	18,691	2,221	(24)
ZAR/USD	12/19/2012	RBC	ZAR	36,844	4,378	(75)
					$215,954	$5,138

JNL/Ivy Asset Strategy Fund

USD/EUR	10/15/2012	DUB	EUR	(1,700)	$(2,185)	$ 9
USD/EUR	10/15/2012	GSC	EUR	(63,200)	(81,226)	349
USD/EUR	10/15/2012	MSC	EUR	(14,800)	(19,021)	71
					$(102,432)	$429

JNL/JPMorgan International Value Fund

AUD/USD	11/29/2012	WBC	AUD	44,702	$46,132	$(376)
AUD/USD	11/29/2012	SSB	AUD	1,488	1,536	10
CAD/USD	11/29/2012	SSB	CAD	519	527	—
CHF/USD	11/29/2012	WBC	CHF	37,243	39,643	643
CHF/USD	11/29/2012	TDS	CHF	2,540	2,704	44
CHF/USD	11/29/2012	SSB	CHF	991	1,055	17
EUR/JPY	11/29/2012	CSI	JPY	(315,612)	(4,046)	59
EUR/NOK	11/29/2012	CSI	NOK	(14,643)	(2,550)	(26)
EUR/USD	11/29/2012	SSB	EUR	889	1,143	47
EUR/USD	11/29/2012	BCL	EUR	3,267	4,200	95
EUR/USD	11/29/2012	SSB	EUR	18,997	24,427	342
EUR/USD	11/29/2012	GSC	EUR	1,213	1,560	(6)
GBP/CAD	11/29/2012	WBC	CAD	(1,340)	(1,362)	18
GBP/USD	11/29/2012	SSB	GBP	1,150	1,856	31
GBP/USD	11/29/2012	SSB	GBP	1,294	2,089	43
GBP/USD	11/29/2012	SSB	GBP	12,714	20,527	221
HKD/USD	11/29/2012	WBC	HKD	31,127	4,014	—
HKD/USD	11/29/2012	SSB	HKD	27,744	3,578	—
JPY/EUR	11/29/2012	UBS	EUR	(3,214)	(4,132)	(75)
JPY/EUR	11/29/2012	WBC	EUR	(1,490)	(1,916)	7
JPY/USD	11/29/2012	SSB	JPY	160,371	2,056	12
JPY/USD	11/29/2012	HSB	JPY	248,042	3,180	18
JPY/USD	11/29/2012	CSI	JPY	106,714	1,368	10
JPY/USD	11/29/2012	BCL	JPY	143,337	1,838	10
JPY/USD	11/29/2012	SSB	JPY	1,043,027	13,372	149
NZD/USD	11/29/2012	WBC	NZD	2,780	2,295	61
NZD/USD	11/29/2012	HSB	NZD	1,257	1,038	35
SEK/USD	11/29/2012	CSI	SEK	16,069	2,442	55
SGD/USD	11/29/2012	CSI	SGD	15,637	12,741	198
USD/AUD	11/29/2012	GSC	AUD	(6,016)	(6,209)	(19)
USD/CAD	11/29/2012	TDS	CAD	(2,798)	(2,842)	(20)
USD/CHF	11/29/2012	GSC	CHF	(4,129)	(4,395)	(23)
USD/CHF	11/29/2012	DUB	CHF	(1,754)	(1,867)	26
USD/CHF	11/29/2012	MSC	CHF	(3,765)	(4,008)	52
USD/CHF	11/29/2012	GSC	CHF	(1,383)	(1,472)	(1)
USD/EUR	11/29/2012	TDS	EUR	(21,207)	(27,268)	(614)
USD/EUR	11/29/2012	CSI	EUR	(1,738)	(2,235)	(59)
USD/EUR	11/29/2012	GSC	EUR	(19,031)	(24,470)	(119)
USD/GBP	11/29/2012	TDS	GBP	(15,582)	(25,157)	(416)
USD/GBP	11/29/2012	GSC	GBP	(1,081)	(1,746)	(29)
USD/GBP	11/29/2012	GSC	GBP	(10,562)	(17,052)	(147)
USD/HKD	11/29/2012	GSC	HKD	(31,968)	(4,123)	—
USD/JPY	11/29/2012	HSB	JPY	(2,615,450)	(33,530)	(248)
USD/JPY	11/29/2012	BCL	JPY	(43,510)	(558)	(3)
USD/JPY	11/29/2012	GSC	JPY	(1,319,528)	(16,916)	(51)
USD/JPY	11/29/2012	BNP	JPY	(92,641)	(1,188)	5
USD/NOK	11/29/2012	HSB	NOK	(8,231)	(1,434)	(32)
USD/NZD	11/29/2012	HSB	NZD	(3,706)	(3,060)	(54)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/JPMorgan International Value Fund (continued)

USD/SEK	11/29/2012	CSI	SEK	(40,236)	$(6,114)	$(63)
					$(4,329)	$(173)

JNL/Mellon Capital Management International Index Fund

AUD/USD	12/19/2012	CSI	AUD	541	$557	$(4)
AUD/USD	12/19/2012	WBC	AUD	4,166	4,292	(29)
AUD/USD	12/19/2012	BOA	AUD	652	672	(12)
AUD/USD	12/19/2012	CSI	AUD	110	113	(1)
AUD/USD	12/19/2012	WBC	AUD	440	454	(2)
AUD/USD	12/19/2012	CSI	AUD	111	114	—
AUD/USD	12/19/2012	CSI	AUD	110	113	(1)
AUD/USD	12/19/2012	CSI	AUD	221	227	(1)
AUD/USD	12/19/2012	DUB	AUD	110	113	(1)
AUD/USD	12/19/2012	CSI	AUD	110	113	—
EUR/AUD	10/02/2012	CCI	AUD	(80)	(83)	—
EUR/USD	12/19/2012	WBC	EUR	7,505	9,652	(41)
EUR/USD	12/19/2012	CSI	EUR	768	987	(4)
EUR/USD	12/19/2012	BOA	EUR	1,298	1,669	(32)
EUR/USD	12/19/2012	CSI	EUR	311	400	(9)
EUR/USD	12/19/2012	WBC	EUR	771	992	(16)
EUR/USD	12/19/2012	CSI	EUR	332	427	(6)
EUR/USD	12/19/2012	CSI	EUR	77	99	(1)
EUR/USD	12/19/2012	CSI	EUR	356	457	(6)
EUR/USD	12/19/2012	CSI	EUR	231	297	(1)
EUR/USD	12/19/2012	DUB	EUR	408	525	(4)
EUR/USD	12/19/2012	CSI	EUR	102	132	—
EUR/USD	12/19/2012	CSI	EUR	200	257	—
GBP/USD	12/19/2012	CSI	GBP	695	1,121	5
GBP/USD	12/19/2012	RBC	GBP	6,571	10,609	33
GBP/USD	12/19/2012	BOA	GBP	1,048	1,691	(7)
GBP/USD	12/19/2012	CSI	GBP	295	477	(3)
GBP/USD	12/19/2012	WBC	GBP	644	1,040	(6)
GBP/USD	12/19/2012	CSI	GBP	176	284	(1)
GBP/USD	12/19/2012	CSI	GBP	117	189	—
GBP/USD	12/19/2012	CSI	GBP	233	376	(3)
GBP/USD	12/19/2012	CSI	GBP	292	471	(1)
GBP/USD	12/19/2012	DUB	GBP	291	469	(3)
GBP/USD	12/19/2012	CSI	GBP	58	94	—
GBP/USD	12/19/2012	CSI	GBP	115	186	(1)
JPY/USD	12/19/2012	HSB	JPY	661,923	8,489	(18)
JPY/USD	12/19/2012	CSI	JPY	79,585	1,021	(2)
JPY/USD	12/19/2012	BOA	JPY	95,550	1,225	1
JPY/USD	12/19/2012	CSI	JPY	44,880	576	5
JPY/USD	12/19/2012	WBC	JPY	52,360	671	5
JPY/USD	12/19/2012	CSI	JPY	15,050	193	1
JPY/USD	12/19/2012	CSI	JPY	7,565	97	—
JPY/USD	12/19/2012	CSI	JPY	29,760	382	1
JPY/USD	12/19/2012	CSI	JPY	22,515	289	—
JPY/USD	12/19/2012	DUB	JPY	22,365	287	(1)
JPY/USD	12/19/2012	CSI	JPY	14,990	192	(1)
USD/AUD	12/19/2012	CCI	AUD	(3,092)	(3,185)	48
USD/EUR	12/19/2012	CCI	EUR	(6,264)	(8,056)	83
USD/GBP	12/19/2012	CCI	GBP	(4,834)	(7,804)	2
USD/JPY	12/19/2012	CCI	JPY	(479,973)	(6,155)	44
					$27,808	$10

JNL/Mellon Capital Management Global Alpha Fund

AUD/USD	12/19/2012	CCI	AUD	15,860	$16,340	$167
AUD/USD	12/19/2012	UBS	AUD	24,621	25,366	80
AUD/USD	12/19/2012	HSB	AUD	14,365	14,800	(96)
AUD/USD	12/19/2012	CCI	AUD	5,374	5,536	(34)
AUD/USD	12/19/2012	BOA	AUD	1,530	1,577	(33)
AUD/USD	12/19/2012	RBS	AUD	2,035	2,097	(40)
AUD/USD	12/19/2012	DUB	AUD	796	820	(18)
CAD/USD	12/19/2012	HSB	CAD	19,460	19,758	(1)
CAD/USD	12/19/2012	DUB	CAD	11,548	11,725	(58)
CAD/USD	12/19/2012	RBC	CAD	20,432	20,746	(102)
CAD/USD	12/19/2012	BOA	CAD	26,937	27,350	(78)
CAD/USD	12/19/2012	CCI	CAD	19,442	19,741	(139)
CAD/USD	12/19/2012	BOA	CAD	29,413	29,864	(246)
EUR/USD	12/19/2012	UBS	EUR	1,625	2,090	10
EUR/USD	12/19/2012	UBS	EUR	1,625	2,090	10
EUR/USD	12/19/2012	CCI	EUR	812	1,045	2
EUR/USD	12/19/2012	CCI	EUR	9,211	11,846	(59)
GBP/USD	12/19/2012	RBC	GBP	631	1,019	3
GBP/USD	12/19/2012	CCI	GBP	8,112	13,097	18
GBP/USD	12/19/2012	RBS	GBP	3,584	5,787	(34)
GBP/USD	12/19/2012	DUB	GBP	1,401	2,262	(11)
GBP/USD	12/19/2012	BOA	GBP	2,695	4,351	(23)
GBP/USD	12/19/2012	UBS	GBP	648	1,046	(7)
GBP/USD	12/19/2012	HSB	GBP	3,888	6,277	(45)
GBP/USD	12/19/2012	BCL	GBP	1,944	3,138	(19)
GBP/USD	12/19/2012	BOA	GBP	2,592	4,185	(24)
GBP/USD	12/19/2012	HSB	GBP	1,936	3,126	—
JPY/USD	12/19/2012	UBS	JPY	70,451	903	(1)
JPY/USD	12/19/2012	BOA	JPY	1,557,092	19,968	26
JPY/USD	12/19/2012	CCI	JPY	277,569	3,560	8
JPY/USD	12/19/2012	BCL	JPY	899,187	11,531	32
JPY/USD	12/19/2012	CCI	JPY	35,226	452	(1)
JPY/USD	12/19/2012	UBS	JPY	70,451	903	(1)
JPY/USD	12/19/2012	UBS	JPY	385,251	4,941	(12)
JPY/USD	12/19/2012	DUB	JPY	68,118	874	2
JPY/USD	12/19/2012	RBS	JPY	174,225	2,234	5
JPY/USD	12/19/2012	BOA	JPY	130,997	1,680	4
JPY/USD	12/19/2012	BOA	JPY	168,486	2,161	20
JPY/USD	12/19/2012	BCL	JPY	126,365	1,621	15
JPY/USD	12/19/2012	UBS	JPY	42,122	540	5
JPY/USD	12/19/2012	HSB	JPY	252,729	3,241	29
NOK/USD	12/19/2012	UBS	NOK	12,943	2,253	22
NOK/USD	12/19/2012	HSB	NOK	26,461	4,605	46
NOK/USD	12/19/2012	RBS	NOK	11,847	2,062	19
NOK/USD	12/19/2012	HSB	NOK	30,747	5,351	30
NZD/USD	12/19/2012	UBS	NZD	5,505	4,539	162
NZD/USD	12/19/2012	CCI	NZD	24,132	19,895	448
NZD/USD	12/19/2012	UBS	NZD	18,888	15,572	255
NZD/USD	12/19/2012	HSB	NZD	8,524	7,027	57
SEK/USD	12/19/2012	UBS	SEK	207,254	31,477	300
SEK/USD	12/19/2012	DUB	SEK	104,100	15,810	158
SEK/USD	12/19/2012	BOA	SEK	52,066	7,908	53
SEK/USD	12/19/2012	HSB	SEK	27,769	4,217	27
USD/AUD	12/19/2012	HSB	AUD	(2,698)	(2,780)	(6)
USD/CAD	12/19/2012	HSB	CAD	(1,730)	(1,756)	20
USD/CAD	12/19/2012	BCL	CAD	(865)	(878)	9
USD/CAD	12/19/2012	UBS	CAD	(288)	(293)	3
USD/CAD	12/19/2012	BOA	CAD	(1,153)	(1,171)	11
USD/CAD	12/19/2012	HSB	CAD	(5,936)	(6,027)	(8)
USD/CHF	12/19/2012	CCI	CHF	(15)	(16)	—
USD/EUR	12/19/2012	CCI	EUR	(15,973)	(20,544)	(336)
USD/EUR	12/19/2012	DUB	EUR	(15,388)	(19,792)	(101)
USD/EUR	12/19/2012	BCL	EUR	(19,266)	(24,779)	(169)
USD/EUR	12/19/2012	HSB	EUR	(21,628)	(27,818)	(138)
USD/EUR	12/19/2012	RBS	EUR	(24,224)	(31,156)	(120)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/Mellon Capital Management Global Alpha Fund (continued)

USD/EUR	12/19/2012	BOA	EUR	(15,694)	$(20,184)	$(23)
USD/EUR	12/19/2012	UBS	EUR	(11,627)	(14,954)	13
USD/EUR	12/19/2012	UBS	EUR	(3,725)	(4,792)	20
USD/EUR	12/19/2012	HSB	EUR	(13,802)	(17,751)	(2)
USD/GBP	12/19/2012	UBS	GBP	(5,022)	(8,108)	(120)
USD/GBP	12/19/2012	BCL	GBP	(17,891)	(28,884)	(228)
USD/GBP	12/19/2012	DUB	GBP	(17,143)	(27,676)	(206)
USD/GBP	12/19/2012	HSB	GBP	(14,847)	(23,970)	(259)
USD/GBP	12/19/2012	UBS	GBP	(12,867)	(20,774)	(222)
USD/JPY	12/19/2012	HSB	JPY	(903,157)	(11,582)	35
USD/NOK	12/19/2012	UBS	NOK	(27,087)	(4,714)	(50)
USD/NOK	12/19/2012	UBS	NOK	(27,087)	(4,714)	(50)
USD/NOK	12/19/2012	CCI	NOK	(13,544)	(2,357)	(23)
USD/NOK	12/19/2012	RBS	NOK	(8,678)	(1,510)	15
USD/NOK	12/19/2012	DUB	NOK	(3,393)	(590)	7
USD/NOK	12/19/2012	BOA	NOK	(6,525)	(1,136)	15
USD/NZD	12/19/2012	CCI	NZD	(8,303)	(6,845)	(53)
USD/NZD	12/19/2012	RBS	NZD	(1,156)	(953)	2
USD/NZD	12/19/2012	DUB	NZD	(452)	(373)	1
USD/NZD	12/19/2012	BOA	NZD	(869)	(716)	3
USD/SEK	12/19/2012	CCI	SEK	(58,997)	(8,960)	(76)
USD/SEK	12/19/2012	BOA	SEK	(8,584)	(1,304)	10
USD/SEK	12/19/2012	RBS	SEK	(11,416)	(1,734)	6
USD/SEK	12/19/2012	DUB	SEK	(4,463)	(678)	3
					$80,135	$(1,086)

JNL/PIMCO Real Return Fund

AUD/USD	10/11/2012	DUB	AUD	103	$107	$2
AUD/USD	10/11/2012	DUB	AUD	2,660	2,757	57
AUD/USD	10/11/2012	BCL	AUD	1,780	1,845	17
AUD/USD	10/11/2012	BCL	AUD	137	142	(1)
BRL/USD	10/02/2012	UBS	BRL	6,478	3,195	3
BRL/USD	10/02/2012	UBS	BRL	7,164	3,534	41
BRL/USD	12/04/2012	UBS	BRL	3,362	1,645	5
BRL/USD	12/04/2012	MSC	BRL	5,477	2,680	10
BRL/USD	12/04/2012	UBS	BRL	4,180	2,046	6
BRL/USD	12/04/2012	UBS	BRL	5,038	2,466	6
CNY/USD	02/01/2013	BCL	CNY	26,791	4,219	(30)
EUR/USD	10/15/2012	JPM	EUR	341	438	15
EUR/USD	10/15/2012	CIT	EUR	3,430	4,408	189
EUR/USD	10/15/2012	UBS	EUR	85	109	7
EUR/USD	10/15/2012	BCL	EUR	2,761	3,548	154
EUR/USD	10/15/2012	MSC	EUR	4,028	5,177	187
EUR/USD	10/15/2012	UBS	EUR	5,568	7,156	248
EUR/USD	10/15/2012	DUB	EUR	130	167	6
EUR/USD	10/15/2012	JPM	EUR	1,468	1,887	54
EUR/USD	10/15/2012	BCL	EUR	3,447	4,430	21
EUR/USD	10/15/2012	BCL	EUR	2,816	3,619	(60)
EUR/USD	10/15/2012	DUB	EUR	1,465	1,883	(15)
EUR/USD	10/15/2012	BCL	EUR	2,030	2,609	(31)
EUR/USD	10/15/2012	JPM	EUR	623	801	(6)
EUR/USD	10/15/2012	JPM	EUR	3,339	4,291	(3)
GBP/USD	12/12/2012	BCL	GBP	577	932	12
GBP/USD	12/12/2012	UBS	GBP	3,748	6,051	51
GBP/USD	12/12/2012	UBS	GBP	1,227	1,981	17
PHP/USD	10/31/2012	CIT	PHP	21	—	—
SGD/USD	10/22/2012	JPM	SGD	—	—	—
USD/AUD	10/11/2012	BOA	AUD	(81,845)	(84,824)	(401)
USD/BRL	10/02/2012	MSC	BRL	(4,128)	(2,036)	(38)
USD/BRL	10/02/2012	UBS	BRL	(689)	(340)	(6)
USD/BRL	10/02/2012	BCL	BRL	(8,824)	(4,353)	(73)
USD/BRL	12/04/2012	UBS	BRL	(7,164)	(3,506)	(45)
USD/CAD	12/20/2012	DUB	CAD	(67,389)	(68,422)	655
USD/CNY	02/01/2013	JPM	CNY	(27,356)	(4,308)	(15)
USD/EUR	10/15/2012	UBS	EUR	(87,217)	(112,093)	(4,634)
USD/EUR	10/15/2012	JPM	EUR	(24,654)	(31,686)	(1,322)
USD/EUR	10/15/2012	JPM	EUR	(5,544)	(7,125)	(295)
USD/EUR	10/15/2012	UBS	EUR	(8,250)	(10,603)	11
USD/EUR	10/15/2012	UBS	EUR	(4,752)	(6,107)	53
USD/EUR	10/15/2012	UBS	EUR	(1,180)	(1,517)	34
USD/EUR	10/15/2012	CIT	EUR	(4,894)	(6,290)	125
USD/EUR	10/15/2012	JPM	EUR	(8,668)	(11,140)	9
USD/EUR	09/13/2013	BCL	EUR	(22,032)	(28,422)	159
USD/GBP	12/12/2012	BNP	GBP	(6,608)	(10,668)	(161)
USD/GBP	12/12/2012	BCL	GBP	(12,794)	(20,655)	125
USD/GBP	12/12/2012	BNP	GBP	(3,776)	(6,096)	29
USD/JPY	11/05/2012	BCL	JPY	(6,710,000)	(86,006)	(441)
USD/JPY	11/05/2012	CIT	JPY	(600,000)	(7,691)	(44)
USD/MXN	11/29/2012	CIT	MXN	(61,236)	(4,729)	(126)
USD/MXN	11/29/2012	UBS	MXN	(51,090)	(3,946)	(103)
USD/MXN	12/03/2012	JPM	MXN	(783)	(60)	(3)
USD/MXN	12/03/2012	CIT	MXN	(15)	(1)	—
USD/MXN	12/13/2012	CSI	MXN	(30,565)	(2,357)	(63)
					$(450,858)	$(5,608)

JNL/PIMCO Total Return Bond Fund

BRL/USD	10/02/2012	UBS	BRL	3,264	$1,610	$19
BRL/USD	12/04/2012	BCL	BRL	9,613	4,705	5
BRL/USD	12/04/2012	MSC	BRL	10,828	5,299	(1)
BRL/USD	12/04/2012	UBS	BRL	8,413	4,117	17
BRL/USD	12/04/2012	UBS	BRL	3,901	1,909	9
BRL/USD	12/04/2012	MSC	BRL	3,679	1,800	—
BRL/USD	12/04/2012	MSC	BRL	3,888	1,903	3
BRL/USD	12/04/2012	MSC	BRL	1,224	599	(1)
BRL/USD	12/04/2012	UBS	BRL	1,429	699	(1)
CAD/USD	12/20/2012	BCL	CAD	4,000	4,061	(27)
CNY/USD	10/15/2012	UBS	CNY	137,730	21,887	216
EUR/USD	12/17/2012	BCL	EUR	3,013	3,875	(33)
EUR/USD	12/17/2012	CIT	EUR	718	923	—
GBP/USD	12/12/2012	CIT	GBP	198	320	(2)
MXN/USD	12/03/2012	UBS	MXN	2,275	176	7
MXN/USD	12/03/2012	JPM	MXN	354	27	1
MXN/USD	12/03/2012	MSC	MXN	22,530	1,739	39
MXN/USD	12/03/2012	UBS	MXN	46,484	3,589	89
MXN/USD	12/03/2012	MSC	MXN	145	11	—
MXN/USD	12/03/2012	UBS	MXN	15,489	1,196	(4)
MXN/USD	12/03/2012	MSC	MXN	15,503	1,197	(3)
MXN/USD	12/03/2012	MSC	MXN	15,493	1,196	(4)
MXN/USD	12/03/2012	UBS	MXN	15,499	1,196	(4)
SGD/USD	10/22/2012	JPM	SGD	10	9	—
USD/BRL	10/02/2012	UBS	BRL	(3,264)	(1,610)	(2)
USD/BRL	12/04/2012	UBS	BRL	(3,264)	(1,597)	(20)
USD/CAD	12/20/2012	DUB	CAD	(113,611)	(115,352)	1,104
USD/CNY	10/15/2012	UBS	CNY	(137,730)	(21,887)	(73)
USD/EUR	12/17/2012	BCL	EUR	(3,116)	(4,008)	(65)
USD/EUR	12/17/2012	UBS	EUR	(22,320)	(28,706)	(133)
USD/EUR	12/17/2012	UBS	EUR	(690)	(887)	(4)
USD/EUR	12/17/2012	CIT	EUR	(13,285)	(17,086)	(66)
USD/EUR	12/17/2012	UBS	EUR	(26,569)	(34,171)	(183)
USD/EUR	12/17/2012	BCL	EUR	(3,709)	(4,770)	4
USD/EUR	12/17/2012	BCL	EUR	(65)	(84)	—
USD/EUR	01/31/2013	UBS	EUR	(16,500)	(21,232)	(976)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Schedule of Open Forward Foreign Currency Contracts

Purchased/ Sold	Settlement Date	Counter- Party	Notional Amount		Value	Unrealized Gain/(Loss)

JNL/PIMCO Total Return Bond Fund (continued)

USD/EUR	02/28/2013	UBS	EUR	(7,900)	$(10,169)	$(223)
USD/EUR	06/21/2013	BNP	EUR	(38,935)	(50,179)	1,073
USD/EUR	09/04/2013	BOA	EUR	(100)	(129)	(3)
USD/EUR	09/04/2013	UBS	EUR	(3,100)	(3,999)	(85)
USD/EUR	09/20/2013	UBS	EUR	(11,563)	(14,917)	270
USD/EUR	12/16/2013	BOA	EUR	(57,300)	(73,928)	(1,604)
USD/EUR	04/01/2014	CIT	EUR	(600)	(774)	(14)
USD/EUR	04/01/2014	BNP	EUR	(100)	(129)	(3)
USD/EUR	06/02/2014	CSI	EUR	(1,000)	(1,290)	(22)
USD/EUR	06/02/2014	BNP	EUR	(200)	(258)	(5)
USD/EUR	07/01/2014	BNP	EUR	(100)	(129)	(3)
USD/EUR	08/01/2014	BNP	EUR	(200)	(258)	(5)
USD/GBP	12/12/2012	BNP	GBP	(11,476)	(18,527)	(279)
USD/GBP	12/12/2012	BCL	GBP	(2,500)	(4,036)	11
USD/JPY	10/09/2012	UBS	JPY	(12,900,000)	(165,310)	(1,401)
USD/JPY	10/22/2012	UBS	JPY	(150,000)	(1,922)	(3)
USD/JPY	10/29/2012	BOA	JPY	(2,890,000)	(37,041)	(39)
USD/JPY	10/29/2012	UBS	JPY	(168,400)	(2,158)	—
USD/JPY	10/29/2012	CSI	JPY	(205,800)	(2,638)	(1)
USD/JPY	10/29/2012	CIT	JPY	(205,800)	(2,638)	(1)
USD/JPY	11/05/2012	CSI	JPY	(2,980,000)	(38,196)	(63)
USD/JPY	11/05/2012	JPM	JPY	(6,330,000)	(81,136)	(620)
USD/JPY	12/10/2012	BCL	JPY	(1,070,752)	(13,729)	(63)
USD/JPY	12/10/2012	UBS	JPY	(613,917)	(7,872)	(37)
USD/MXN	10/04/2012	DUB	MXN	(488,697)	(37,958)	(1,488)
USD/MXN	10/11/2012	CSI	MXN	(989,575)	(76,802)	(3,473)
USD/MXN	10/18/2012	CIT	MXN	(280,044)	(21,717)	(864)
USD/MXN	10/18/2012	JPM	MXN	(395,108)	(30,641)	(790)
USD/MXN	10/18/2012	CSI	MXN	(301,798)	(23,405)	(688)
USD/MXN	11/15/2012	DUB	MXN	(73,904)	(5,715)	(225)
USD/MXN	11/29/2012	JPM	MXN	(266,265)	(20,563)	(567)
USD/MXN	12/03/2012	JPM	MXN	(85,366)	(6,590)	(331)
USD/MXN	12/03/2012	UBS	MXN	(12,126)	(936)	(56)
USD/MXN	12/13/2012	MSC	MXN	(257,766)	(19,880)	(597)
					$(962,916)	$(12,288)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
DUB	3-Month LIBOR	Receiving	0.54%	09/14/2015		8,108	$(11)
DUB	3-Month LIBOR	Paying	1.30%	08/17/2016		5,756	19
DUB	3-Month LIBOR	Paying	1.35%	08/24/2016		4,569	17
DUB	3-Month LIBOR	Paying	1.01%	09/27/2016		35,400	(4)
DUB	3-Month LIBOR	Paying	1.57%	09/27/2017		17,700	4
DUB	3-Month LIBOR	Paying	1.24%	09/14/2018		3,355	24
DUB	3-Month LIBOR	Paying	1.22%	09/17/2018		3,669	21
GSI	3-Month LIBOR	Paying	1.00%	09/28/2016		35,186	(8)
GSI	3-Month LIBOR	Paying	1.55%	09/28/2017		17,593	(1)
JPM	3-Month LIBOR	Receiving	0.50%	09/17/2015		8,315	(4)
JPM	3-Month LIBOR	Paying	1.19%	09/17/2018		3,380	14
UBS	3-Month LIBOR	Receiving	1.28%	06/22/2016		2,935	11
							$82
JNL/Goldman Sachs Core Plus Bond Fund
BBP	3-Month New Zealand Bank Bill FRA	Receiving	4.00%	12/19/2022	NZD	1,110	$(19)
BBP	6-Month EURIBOR	Receiving	1.61%	04/25/2016	EUR	6,460	(122)
BBP	6-Month EURIBOR	Receiving	1.59%	05/02/2016	EUR	19,050	(343)
BBP	6-Month EURIBOR	Receiving	1.50%	12/19/2017	EUR	1,030	(30)
BBP	6-Month EURIBOR	Paying	2.45%	04/25/2021	EUR	6,910	357
BBP	6-Month EURIBOR	Paying	2.48%	05/02/2021	EUR	20,390	1,087
BBP	6-Month EURIBOR	Receiving	2.83%	04/25/2029	EUR	2,690	(178)
BBP	6-Month EURIBOR	Receiving	2.88%	05/02/2029	EUR	7,970	(589)
BBP	Stockholm Interbank Offered Rate	Paying	2.25%	12/19/2022	SEK	8,430	22
BBP	Stockholm Interbank Offered Rate	Paying	2.25%	12/19/2022	SEK	18,950	36
BOA	3-Month Canada Bankers Acceptance	Paying	3.04%	09/14/2025	CAD	6,900	173
BOA	3-Month Canada Bankers Acceptance	Receiving	3.11%	09/14/2035	CAD	4,000	(163)
BOA	3-Month LIBOR	Receiving	0.75%	02/28/2017		62,300	(114)
BOA	6-Month Australian Bank Bill Short Term Rate	Receiving	4.00%	12/19/2022	AUD	1,510	(22)
BOA	Brazil Interbank Deposit Rate	Paying	7.75%	01/02/2014	BRL	22,190	11
CIT	6-Month EURIBOR	Receiving	1.67%	04/11/2016	EUR	4,330	(90)
CIT	6-Month EURIBOR	Receiving	1.55%	04/14/2016	EUR	4,940	(88)
CIT	6-Month EURIBOR	Paying	2.52%	04/11/2021	EUR	4,650	272
CIT	6-Month EURIBOR	Paying	2.43%	04/14/2021	EUR	5,290	272
CIT	6-Month EURIBOR	Paying	2.00%	12/19/2022	EUR	3,620	98
CIT	British Bankers’ Association Swiss Franc LIBOR	Receiving	1.00%	12/19/2022	CHF	790	(10)
CIT	6-Month EURIBOR	Receiving	2.91%	04/11/2029	EUR	1,800	(143)
CIT	6-Month EURIBOR	Receiving	2.83%	04/14/2029	EUR	2,060	(138)
CIT	Stockholm Interbank Offered Rate	Paying	2.25%	12/19/2022	SEK	9,880	29
CSI	3-Month Canada Bankers Acceptance	Paying	2.25%	12/19/2022	CAD	6,870	25
CSI	3-Month LIBOR	Receiving	4.25%	12/17/2013		160	(5)
CSI	3-Month LIBOR	Receiving	2.00%	12/19/2022		4,600	(49)
CSI	3-Month LIBOR	Receiving	2.00%	12/19/2022		6,960	(48)
CSI	6-Month Australian Bank Bill Short Term Rate	Receiving	4.00%	12/19/2022	AUD	2,290	(46)
CSI	6-Month EURIBOR	Paying	2.00%	12/19/2022	EUR	4,090	105
CSI	6-Month EURIBOR	Paying	2.00%	12/19/2022	EUR	3,670	87
CSI	British Bankers’ Association Yen LIBOR	Receiving	1.00%	12/19/2022	JPY	529,400	(60)
CSI	Stockholm Interbank Offered Rate	Paying	2.25%	12/19/2022	SEK	9,800	26
DUB	3-Month LIBOR	Receiving	0.75%	02/28/2017		141,800	(92)
DUB	3-Month LIBOR	Receiving	2.51%	10/15/2020		5,500	(533)
DUB	3-Month LIBOR	Receiving	2.00%	12/19/2022		15,400	(253)
DUB	3-Month LIBOR	Receiving	2.50%	12/19/2032		10,400	3
DUB	3-Month New Zealand Bank Bill FRA	Receiving	4.00%	12/19/2022	NZD	2,520	(23)
DUB	6-Month EURIBOR	Paying	2.00%	12/19/2022	EUR	1,120	11
DUB	Brazil Interbank Deposit Rate	Paying	7.74%	01/02/2014	BRL	64,400	28
DUB	Brazil Interbank Deposit Rate	Paying	7.70%	01/02/2014	BRL	15,760	9
JPM	3-Month LIBOR	Receiving	0.75%	02/28/2017		48,500	(64)
JPM	3-Month LIBOR	Receiving	1.75%	12/19/2019		32,200	(381)
JPM	3-Month LIBOR	Receiving	2.00%	12/19/2022		1,100	(18)
JPM	3-Month LIBOR	Receiving	2.50%	12/19/2042		5,000	149
JPM	3-Month New Zealand Bank Bill FRA	Receiving	4.00%	12/19/2022	NZD	1,440	(6)

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/Goldman Sachs Core Plus Bond Fund (continued)
MSC	3-Month New Zealand Bank Bill FRA	Receiving	4.00%	12/19/2022	NZD	1,960	$(11)
MSC	3-Month New Zealand Bank Bill FRA	Receiving	4.00%	12/19/2022	NZD	570	(3)
MSC	6-Month EURIBOR	Receiving	1.66%	04/28/2016	EUR	6,230	(125)
MSC	6-Month EURIBOR	Paying	2.51%	04/28/2021	EUR	6,670	377
MSC	6-Month EURIBOR	Receiving	2.91%	04/28/2029	EUR	2,610	(203)
RBC	3-Month Canada Bankers Acceptance	Paying	2.25%	12/19/2022	CAD	1,390	(4)
RBC	3-Month Canada Bankers Acceptance	Paying	2.91%	09/14/2025	CAD	4,300	61
RBC	3-Month Canada Bankers Acceptance	Paying	2.88%	09/21/2025	CAD	4,100	44
RBC	3-Month Canada Bankers Acceptance	Receiving	2.99%	09/14/2035	CAD	2,500	(58)
RBC	3-Month Canada Bankers Acceptance	Receiving	2.95%	09/21/2035	CAD	2,400	(43)
RBC	6-Month Australian Bank Bill Short Term Rate	Receiving	4.00%	12/19/2022	AUD	2,140	(43)
RBS	6-Month LIBOR	Paying	2.25%	12/19/2022	GBP	130	5
							$(830)
JNL/Goldman Sachs Emerging Markets Debt Fund
BBP	3-Month Poland Warsaw Interbank Rate	Receiving	4.63%	07/27/2022	PLN	30,800	$(195)
BBP	Brazil Interbank Deposit Rate	Paying	7.78%	01/02/2014	BRL	6,030	4
BBP	Brazil Interbank Deposit Rate	Paying	10.04%	01/02/2015	BRL	10,170	189
BBP	Brazil Interbank Deposit Rate	Paying	10.04%	01/02/2017	BRL	23,590	48
BBP	Brazil Interbank Deposit Rate	Paying	9.69%	01/02/2017	BRL	32,680	359
BBP	Brazil Interbank Deposit Rate	Paying	9.55%	01/02/2017	BRL	22,880	240
BBP	Budapest Interbank Offered Rate	Paying	6.42%	09/29/2013	HUF	4,000,000	(40)
BBP	Budapest Interbank Offered Rate	Paying	7.02%	10/04/2016	HUF	371,950	109
BBP	Budapest Interbank Offered Rate	Paying	6.56%	10/14/2016	HUF	366,370	75
BBP	Budapest Interbank Offered Rate	Paying	6.75%	10/20/2016	HUF	168,790	40
BBP	Korean Won 3-Month Certificate of Deposit	Receiving	3.30%	09/18/2022	KRW	11,385,580	(62)
BBP	Mexican Interbank Rate	Paying	8.01%	06/29/2027	MXN	325,250	(301)
BBP	Taiwan Secondary Commercial Papers - 90 Days	Receiving	1.03%	09/11/2017	TWD	259,990	(24)
BOA	Brazil Interbank Deposit Rate	Paying	7.78%	01/02/2014	BRL	81,390	51
BOA	Brazil Interbank Deposit Rate	Paying	7.76%	01/02/2014	BRL	81,390	44
BOA	Brazil Interbank Deposit Rate	Paying	7.75%	01/02/2014	BRL	14,120	7
BOA	Korean Won 3-Month Certificate of Deposit	Receiving	3.12%	08/13/2022	KRW	21,708,000	17
BOA	Mexican Interbank Rate	Paying	9.30%	04/22/2027	MXN	199,320	300
BOA	Mexican Interbank Rate	Paying	8.59%	09/03/2027	MXN	78,980	(2)
BOA	Sinacofi Chile Interbank Rate	Receiving	5.16%	07/05/2022	CLP	904,010	27
DUB	3-Month LIBOR	Receiving	1.64%	03/13/2019		2,500	(89)
DUB	3-Month Poland Warsaw Interbank Rate	Receiving	4.50%	07/24/2022	PLN	19,600	(55)
DUB	Brazil Interbank Deposit Rate	Paying	7.77%	01/02/2014	BRL	79,270	45
DUB	Brazil Interbank Deposit Rate	Paying	7.74%	01/02/2014	BRL	40,970	18
DUB	Brazil Interbank Deposit Rate	Paying	7.77%	01/02/2014	BRL	8,000	5
DUB	Brazil Interbank Deposit Rate	Paying	8.45%	01/02/2015	BRL	38,130	91
DUB	Brazil Interbank Deposit Rate	Paying	9.57%	01/02/2017	BRL	63,830	108
DUB	Brazil Interbank Deposit Rate	Paying	8.70%	06/11/2027	MXN	75,500	25
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.21%	09/14/2022	KRW	10,012,000	(23)
DUB	Korean Won 3-Month Certificate of Deposit	Receiving	3.32%	09/18/2022	KRW	11,385,580	(71)
DUB	Mexican Interbank Rate	Paying	5.71%	07/18/2022	MXN	115,650	(86)
DUB	Mexican Interbank Rate	Paying	9.29%	04/22/2027	MXN	73,030	109
DUB	Taiwan Secondary Commercial Papers - 90 Days	Receiving	0.99%	08/17/2017	TWD	339,000	(11)
DUB	Taiwan Secondary Commercial Papers - 90 Days	Receiving	1.03%	09/12/2017	TWD	221,580	(20)
DUB	Tel Aviv 3-Month Interbank Rate	Paying	2.94%	09/14/2017	ILS	18,600	24
DUB	Tel Aviv 3-Month Interbank Rate	Paying	2.90%	10/02/2017	ILS	35,000	27
JPM	3-Month Poland Warsaw Interbank Rate	Receiving	4.41%	07/27/2017	PLN	21,900	(48)
JPM	3-Month Poland Warsaw Interbank Rate	Receiving	4.57%	07/26/2022	PLN	12,000	(56)
JPM	3-Month South African Johannesburg Interbank Rate	Paying	7.32%	02/24/2019	ZAR	90,000	714
JPM	Brazil Interbank Deposit Rate	Paying	9.97%	01/02/2015	BRL	74,440	1,334
JPM	Taiwan Secondary Commercial Papers - 90 Days	Receiving	0.93%	07/27/2017	TWD	526,600	37
JPM	Taiwan Secondary Commercial Papers - 90 Days	Receiving	1.02%	09/11/2017	TWD	264,320	(20)
JPM	Tel Aviv 3-Month Interbank Rate	Paying	2.92%	09/14/2017	ILS	23,600	29
							$2,973

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Schedule of Interest Rate Swap Agreements

Over the Counter Interest Rate Swap Agreements

Counterparty	Floating Rate Index	Paying/ Receiving Floating Rate	Fixed Rate	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/PIMCO Real Return Fund
BBP	US CPI Urban Consumers NSA	Paying	1.50%	11/02/2012		3,000	$(4)
BNP	US CPI Urban Consumers NSA	Paying	0.00%	11/02/2012		3,000	(5)
DUB	US CPI Urban Consumers NSA	Receiving	2.50%	07/15/2022		7,400	(2)
GSC	Brazil Interbank Deposit Rate	Paying	8.41%	01/02/2015	BRL	16,400	—
MSC	Brazil Interbank Deposit Rate	Paying	8.63%	01/02/2015	BRL	81,200	(126)
MSC	Brazil Interbank Deposit Rate	Paying	8.63%	01/02/2015	BRL	57,800	(46)
UBS	Brazil Interbank Deposit Rate	Paying	8.26%	01/02/2015	BRL	35,000	(8)
UBS	Brazil Interbank Deposit Rate	Paying	8.26%	01/02/2015	BRL	15,600	(2)
							$(193)
JNL/PIMCO Total Return Bond Fund
BBP	Mexican Interbank Rate	Paying	5.60%	09/06/2016	MXN	73,400	$63
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	65,000	79
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	40,000	72
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	41,000	70
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	26,000	28
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	8,000	8
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	16,000	16
BBP	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	5,000	4
BOA	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	30,000	23
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	19,000	34
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	26,000	28
MSC	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	17,000	19
MSC	Mexican Interbank Rate	Paying	6.35%	06/02/2021	MXN	11,900	37
UBS	Mexican Interbank Rate	Paying	5.50%	09/13/2017	MXN	13,000	13
							$494
Centrally Cleared Interest Rate Swap Agreements
JNL/PIMCO Real Return Fund
n/a	3-Month LIBOR	Paying	2.50%	12/19/2042		79,900	$(1,773)
JNL/PIMCO Total Return Bond Fund
n/a	3-Month LIBOR	Paying	1.50%	03/18/2016		77,500	585
n/a	3-Month LIBOR	Paying	2.50%	12/19/2042		47,400	1,034
n/a	3-Month LIBOR	Paying	2.75%	06/20/2042		37,100	(2,363)
n/a	6-Month Australian Bank Bill Short Term Rate	Paying	0.35%	03/15/2018	AUD	25,900	284
							$(460)

(1) Notional amount is stated in USD unless otherwise noted.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL/BlackRock Global Allocation Fund
Credit default swap agreements - purchase protection (2)
DUB	CDX.NA.HY.18	N/A	5.00%	06/20/2017	$1,463	$(9)	$(105)
JPM	CDX.NA.HY.18	N/A	5.00%	06/20/2017	2,453	(15)	(175)
					$3,916	$(24)	$(280)
JNL/Goldman Sachs Core Plus Bond Fund
Credit default swap agreements - purchase protection (2)
BOA	CDX.IG-16	N/A	1.00%	06/20/2014	$4,225	$(48)	$—
DUB	CDX.IG-16	N/A	1.00%	06/20/2014	18,900	(216)	(23)
JPM	CDX.IG-16	N/A	1.00%	06/20/2014	26,100	(298)	(18)
JPM	CDX.IG-16	N/A	1.00%	06/20/2014	24,700	(282)	(21)
					$73,925	$(844)	$(62)
Credit default swap agreements - sell protection (3)
BOA	CDX.IG-16	N/A	1.00%	06/20/2016	$(13,850)	$136	$112
DUB	CDX.IG-16	N/A	1.00%	06/20/2016	(9,800)	96	63
JPM	CDX.IG-16	N/A	1.00%	06/20/2016	(16,500)	162	98
JPM	CDX.IG-18	N/A	1.00%	06/20/2017	(28,925)	131	(14)
BOA	CDX.IG-19	N/A	1.00%	12/20/2017	(24,975)	14	16
DUB	CDX.IG-19	N/A	1.00%	12/20/2017	(59,000)	32	94
JPM	CDX.NA.HY-16	N/A	5.00%	06/20/2017	(11,800)	74	646
DUB	Metlife Inc., 5.00%, 06/15/2015	1.22%	1.00%	03/20/2015	(2,000)	(11)	39
DUB	Metlife Inc., 5.00%, 06/15/2015	1.42%	1.00%	09/20/2015	(1,000)	(12)	31
JPM	Prudential Financial Inc., 4.50%, 07/15/2013	1.30%	1.00%	06/20/2015	(825)	(7)	28
					$(168,675)	$615	$1,113
JNL/Neuberger Berman Strategic Income Fund
Credit default swap agreements - sell protection (3)
BOA	CDX.NA.HY.18	N/A	5.00%	06/20/2017	$(495)	$3	$22
BOA	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(495)	3	13
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(1,223)	8	45
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(327)	2	18
MSC	CDX.NA.HY.18	N/A	5.00%	06/20/2017	(346)	2	26
					$(2,886)	$18	$124
JNL/PIMCO Real Return Fund
Credit default swap agreements - sell protection (3)
DUB	American International Group Inc., 6.25%, 05/01/2036	0.35%	5.00%	12/20/2013	$(4,900)	$281	$488
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	1.37%	1.00%	06/20/2020	(4,200)	(113)	2
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	0.66%	1.00%	06/20/2015	(1,600)	15	26
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.46%	1.00%	12/20/2015	(4,800)	83	(2)
CIT	Japanese Government Bond, 2.00%, 03/21/2022	0.57%	1.00%	06/20/2016	(6,600)	104	108
DUB	Japanese Government Bond, 2.00%, 03/21/2022	0.46%	1.00%	12/20/2015	(1,700)	30	3
JPM	Japanese Government Bond, 2.00%, 03/21/2022	0.46%	1.00%	12/20/2015	(900)	16	—
CSI	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.23%	1.00%	12/20/2015	(4,500)	112	29
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.20%	1.00%	06/20/2015	(500)	11	5
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.23%	1.00%	12/20/2015	(1,700)	42	11
					$(31,400)	$581	$670
Credit default swap agreements - purchase protection (2)
CIT	GATX Corp., 5.80%, 03/01/2016	N/A	1.07%	03/20/2016	$1,000	$(1)	$(2)
DUB	Kinder Morgan Inc., 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	2,000	36	(25)
MSC	Kinder Morgan Inc., 6.50%, 09/01/2012	N/A	1.00%	03/20/2016	3,000	54	(39)
DUB	Marsh & McLennan Companies, 5.75%, 09/15/2015	N/A	0.60%	09/20/2015	1,000	(9)	(9)
JPM	Pearson Plc, 5.70%, 06/01/2014	N/A	0.83%	06/20/2014	1,000	(9)	(10)
BBP	REXAM Plc, 6.75%, 06/01/2013	N/A	1.45%	06/20/2013	700	(7)	(7)
					$8,700	$64	$(92)
JNL/PIMCO Total Return Bond Fund
Credit default swap agreements - sell protection (3)
BBP	Berkshire Hathaway Inc., 2.45%, 12/15/2015	1.14%	1.00%	06/20/2017	$(3,000)	$(19)	$52
CSI	Berkshire Hathaway Inc., 2.45%, 12/15/2015	1.14%	1.00%	06/20/2017	(4,100)	(26)	67
DUB	CDX.EM-12	N/A	5.00%	12/20/2014	(1,500)	109	13
BBP	CDX.EM-13	N/A	5.00%	06/20/2015	(5,200)	449	158

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1),(6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
DUB	CDX.EM-13	N/A	5.00%	06/20/2015	$(12,500)	$1,078	$(33)
MSC	CDX.EM-13	N/A	5.00%	06/20/2015	(4,100)	354	4
BBP	CDX.EM-14	N/A	5.00%	12/20/2015	(600)	59	21
CIT	CDX.EM-14	N/A	5.00%	12/20/2015	(15,300)	1,504	(77)
MSC	CDX.EM-14	N/A	5.00%	12/20/2015	(3,300)	324	8
DUB	CDX.IG-10 30-100%	N/A	0.53%	06/20/2013	(1,350)	5	5
GSI	CDX.IG-10 30-100%	N/A	0.46%	06/20/2013	(1,736)	6	6
GSI	CDX.IG-9 30-100%	N/A	0.55%	12/20/2017	(1,447)	22	22
DUB	CDX.IG-9 30-100%	N/A	0.71%	12/20/2012	(7,137)	11	12
BOA	CMBX.NA.AAA	N/A	0.08%	12/13/2049	(2,100)	(127)	(5)
CSI	CMBX.NA.AAA	N/A	0.35%	02/15/2051	(7,400)	(395)	54
JPM	CMBX.NA.AAA	N/A	0.35%	02/15/2051	(7,100)	(379)	56
MSC	CMBX.NA.AAA	N/A	0.35%	02/17/2051	(100)	(6)	1
DUB	Export-Import Bank China 4.88%, 07/21/2015	1.10%	1.00%	06/20/2017	(200)	(1)	8
UBS	Federal Republic of Germany, 6.00%, 06/20/2016	0.31%	0.25%	06/20/2016	(31,700)	(76)	192
BNP	Federated Republic of Brazil, 12.25%, 03/06/2030	0.27%	1.00%	12/20/2012	(23,000)	39	17
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	0.27%	1.00%	12/20/2012	(7,400)	12	4
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	0.79%	1.00%	03/20/2016	(16,300)	117	154
CIT	Federated Republic of Brazil, 12.25%, 03/06/2030	0.84%	1.00%	06/20/2016	(4,900)	29	33
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.66%	1.00%	06/20/2015	(2,000)	18	33
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.66%	1.00%	06/20/2015	(500)	5	8
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.79%	1.00%	03/20/2016	(9,100)	66	86
DUB	Federated Republic of Brazil, 12.25%, 03/06/2030	0.84%	1.00%	06/20/2016	(4,000)	24	29
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	0.70%	1.00%	09/20/2015	(2,000)	18	31
JPM	Federated Republic of Brazil, 12.25%, 03/06/2030	0.88%	1.00%	09/20/2016	(1,500)	7	14
MLP	Federated Republic of Brazil, 12.25%, 03/06/2030	0.81%	1.95%	04/20/2016	(100)	4	5
MSC	Federated Republic of Brazil, 12.25%, 03/06/2030	0.66%	1.00%	06/20/2015	(600)	5	9
UBS	Federated Republic of Brazil, 12.25%, 03/06/2030	0.70%	1.00%	09/20/2015	(1,000)	9	14
CIT	French Republic, 4.25%, 04/25/2019	0.77%	0.25%	06/20/2016	(30,200)	(575)	90
MSC	French Republic, 4.25%, 04/25/2019	0.69%	0.25%	03/20/2016	(1,000)	(15)	13
UBS	French Republic, 4.25%, 04/25/2019	0.84%	0.25%	09/20/2016	(2,400)	(55)	54
UBS	French Republic, 4.25%, 04/25/2019	0.84%	0.25%	09/20/2016	(200)	(5)	5
DUB	Gazprom International, 7.20%, 02/01/2020	0.46%	1.00%	12/20/2012	(9,700)	12	163
UBS	Gazprom International, 7.20%, 02/01/2020	0.46%	1.00%	12/20/2012	(8,500)	11	149
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	1.00%	1.00%	12/20/2015	(2,400)	—	34
BOA	General Electric Capital Corp., 5.63%, 09/15/2017	1.00%	1.00%	12/20/2015	(2,400)	—	35
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	0.40%	4.80%	12/20/2013	(600)	33	33
CIT	General Electric Capital Corp., 5.63%, 09/15/2017	0.40%	4.33%	12/20/2013	(800)	39	40
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	0.40%	4.90%	12/20/2013	(1,100)	61	63
DUB	General Electric Capital Corp., 5.63%, 09/15/2017	1.06%	1.00%	03/20/2016	(100)	—	4
MSC	General Electric Capital Corp., 5.63%, 09/15/2017	1.11%	1.00%	06/20/2016	(100)	—	—
UBS	Goldman Sachs Group Inc., 5.95%, 01/18/2018	0.60%	1.00%	06/20/2013	(4,400)	13	97
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.72%	1.00%	03/20/2017	(10,400)	131	185
BOA	Japanese Government Bond, 2.00%, 03/21/2022	0.72%	1.00%	03/20/2017	(4,600)	58	84
DUB	Japanese Government Bond, 2.00%, 03/21/2022	0.72%	1.00%	03/20/2017	(900)	11	16
JPM	Japanese Government Bond, 2.00%, 03/21/2022	0.52%	1.00%	03/20/2016	(1,400)	23	13
MSC	Japanese Government Bond, 2.00%, 03/21/2022	0.72%	1.00%	03/20/2017	(6,100)	77	107
MSC	Japanese Government Bond, 2.00%, 03/21/2022	0.72%	1.00%	03/20/2017	(3,500)	44	64
CIT	MCDX.NA.18	N/A	1.00%	06/20/2022	(6,000)	(373)	81
MSC	MCDX.NA.18	N/A	1.00%	06/20/2017	(6,000)	(139)	49
BOA	Metlife Inc., 5.00%, 06/15/2015	1.58%	1.00%	03/20/2016	(7,100)	(139)	(6)
DUB	Metlife Inc., 5.00%, 06/15/2015	1.98%	1.00%	03/20/2018	(7,100)	(354)	(9)
JPM	Metlife Inc., 5.00%, 06/15/2015	1.58%	1.00%	03/20/2016	(4,800)	(94)	(2)
BNP	People’s Republic of China, 4.75%, 10/29/2013	0.18%	1.00%	12/20/2012	(5,300)	10	23
BNP	People’s Republic of China, 4.75%, 10/29/2013	0.51%	1.00%	03/20/2016	(300)	5	2
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.39%	1.00%	06/20/2015	(1,000)	17	5
BOA	People’s Republic of China, 4.75%, 10/29/2013	0.39%	1.00%	06/20/2015	(2,800)	46	14
CIT	People’s Republic of China, 4.75%, 10/29/2013	0.56%	1.00%	06/20/2016	(6,300)	102	32
CIT	People’s Republic of China, 4.75%, 10/29/2013	0.56%	1.00%	06/20/2016	(2,700)	44	14
CIT	People’s Republic of China, 4.75%, 10/29/2013	0.83%	1.00%	09/20/2017	(1,400)	12	26

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Schedule of Credit Default Swap Agreements

Counterparty	Reference Obligation	Implied Credit Spread (4)	Fixed Received / Pay Rate (7)	Expiration Date	Notional Amount (1), (6)	Value (5)	Unrealized Appreciation / (Depreciation)
JNL/PIMCO Total Return Bond Fund (continued)
Credit default swap agreements - sell protection (3) (continued)
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.56%	1.00%	06/20/2016	$(2,700)	$44	$13
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.56%	1.00%	06/20/2016	(1,200)	19	6
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.56%	1.00%	06/20/2016	(1,200)	19	7
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.61%	1.00%	09/20/2016	(800)	12	8
DUB	People’s Republic of China, 4.75%, 10/29/2013	0.83%	1.00%	09/20/2017	(1,800)	15	25
JPM	People’s Republic of China, 4.75%, 10/29/2013	0.56%	1.00%	06/20/2016	(5,500)	89	28
JPM	People’s Republic of China, 4.75%, 10/29/2013	0.61%	1.00%	09/20/2016	(2,400)	37	22
MSC	People’s Republic of China, 4.75%, 10/29/2013	0.61%	1.00%	09/20/2016	(10,400)	159	470
MSS	People’s Republic of China, 4.75%, 10/29/2013	0.83%	1.00%	09/20/2017	(1,700)	14	28
UBS	People’s Republic of China, 4.75%, 10/29/2013	0.56%	1.00%	06/20/2016	(2,700)	44	13
UBS	People’s Republic of China, 4.75%, 10/29/2013	0.61%	1.00%	09/20/2016	(300)	5	3
UBS	People’s Republic of China, 4.75%, 10/29/2013	0.83%	1.00%	09/20/2017	(1,400)	12	20
DUB	Petrobas International Finance Co., 8.38%, 12/10/2018	0.61%	1.00%	09/20/2013	(9,900)	38	49
BOA	Republic of Indonesia, 7.25%, 04/20/2015	1.06%	1.00%	09/20/2016	(2,600)	(6)	28
DUB	Republic of Indonesia, 6.75%, 03/10/2014	0.77%	1.00%	09/20/2015	(500)	3	12
MSC	Republic of Indonesia, 7.25%, 04/20/2015	1.06%	1.00%	09/20/2016	(11,800)	(29)	696
UBS	Republic of Indonesia, 7.25%, 04/20/2015	1.06%	1.00%	09/20/2016	(1,000)	(3)	11
CIT	Republic of Kazakhstan	1.26%	1.00%	03/20/2016	(500)	(5)	7
BOA	Republic of Korea, 4.88%, 09/22/2014	0.81%	1.00%	09/20/2017	(2,000)	19	33
CIT	Republic of Korea, 4.88%, 09/22/2014	0.81%	1.00%	09/20/2017	(6,600)	63	112
DUB	Republic of Korea, 4.88%, 09/22/2014	0.20%	1.00%	12/20/2012	(5,600)	10	32
DUB	Republic of Korea, 4.88%, 09/22/2014	0.20%	1.00%	12/20/2012	(6,500)	12	41
MSC	Republic of Korea, 4.88%, 09/22/2014	0.81%	1.00%	09/20/2017	(1,800)	17	29
DUB	Rio Tinto Finance USA Ltd., 6.50%, 07/15/2018	0.28%	1.00%	12/20/2012	(4,300)	7	(9)
CSI	Russian Federation, 7.50%, 03/31/2030	0.34%	1.00%	12/20/2012	(13,500)	20	133
MSC	Russian Federation, 7.50%, 03/31/2030	0.34%	1.00%	12/20/2012	(1,000)	1	10
BNP	U.S. Treasury Bond, 4.88%, 08/15/2016	0.19%	0.25%	03/20/2016	(8,482)	17	91
UBS	U.S. Treasury Bond, 4.88%, 08/15/2016	0.16%	0.25%	09/20/2015	(14,264)	40	155
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.20%	1.00%	06/20/2015	(4,900)	108	68
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.27%	1.00%	03/20/2016	(900)	23	8
DUB	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.31%	1.00%	06/20/2016	(20,700)	535	157
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.18%	1.00%	03/20/2015	(400)	8	7
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.18%	1.00%	03/20/2015	(900)	18	15
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.20%	1.00%	06/20/2015	(7,900)	173	109
JPM	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.23%	1.00%	12/20/2015	(1,000)	25	7
MSC	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.20%	1.00%	06/20/2015	(4,900)	108	68
MSC	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.31%	1.00%	06/20/2016	(1,200)	31	10
UBS	UK Gilt Treasury Bond, 4.25%, 06/07/2032	0.31%	1.00%	06/20/2016	(1,800)	46	16
BBP	United Mexican States, 5.95%, 03/19/2019	0.97%	1.00%	09/20/2017	(300)	—	7
BNP	United Mexican States, 5.95%, 03/19/2019	0.97%	1.00%	09/20/2017	(1,000)	1	24
BOA	United Mexican States, 7.50%, 04/08/2033	0.60%	1.00%	09/20/2015	(300)	4	6
CIT	United Mexican States, 5.95%, 03/19/2019	0.21%	1.00%	12/20/2012	(20,500)	37	2
CIT	United Mexican States, 7.50%, 04/08/2033	0.60%	1.00%	09/20/2015	(700)	8	15
DUB	United Mexican States, 7.50%, 04/08/2033	0.51%	1.00%	03/20/2015	(3,600)	43	94
DUB	United Mexican States, 7.50%, 04/08/2033	0.69%	1.00%	03/20/2016	(25,400)	272	359
DUB	United Mexican States, 5.95%, 03/19/2019	0.97%	1.00%	09/20/2017	(4,200)	5	63
JPM	United Mexican States, 5.95%, 03/19/2019	0.21%	1.00%	12/20/2012	(19,800)	36	(2)
JPM	United Mexican States, 7.50%, 04/08/2033	0.69%	0.92%	03/20/2016	(500)	4	4
MSC	United Mexican States, 5.95%, 03/19/2019	0.97%	1.00%	09/20/2017	(2,600)	3	40
					$(569,816)	$4,406	$5,629

(1)Notional amount is stated in USD.

(2)If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the referenced obligation agreement and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay the buyer of protection an amount equal to the notional amount of the referenced obligation and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the reference obligation or underlying securities comprising the referenced index.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Schedule of Credit Default Swap Agreements

(4)Implied credit spreads, represented in absolute terms, utilized in determining the value of credit default swap agreements on corporate issues and sovereign issues serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative.  The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement.  Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the applicable agreement.

(5)The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs is limited to the notional amount which is defined under the terms of each swap agreement.

(7)If the Fund is a buyer of protection, the Fund pays the fixed rate.  If the Fund is a seller of protection, the Fund receives the fixed rate.

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

Schedule of Total Return Swap Agreements

Counterparty	Receiving Return of Reference Entity	Rate Paid by Fund	Expiration Date	Notional Amount(1)		Unrealized Appreciation / (Depreciation)
JNL/AQR Managed Futures Strategy Fund
BOA	Canadian Government Bond Future, 10-Year	N/A	12/31/2012	CAD	3,947	$35
BOA	Euro-Bobl Future	N/A	12/10/2012	EUR	503	—
BOA	Euro-Schatz Future	N/A	12/10/2012	EUR	65,724	(84)
BOA	U.K. Long Guilt Future	N/A	12/31/2012	GBP	2,290	3
BOA	U.S. Treasury Bond Future, 20-Year	N/A	12/31/2012		1,201	(6)
BOA	U.S. Treasury Note Future, 10-Year	N/A	12/31/2012		1,594	7
BOA	U.S. Treasury Note Future, 5-Year	N/A	12/31/2012		4,470	17
RBS	Swiss Market Index Future	N/A	12/24/2012	CHF	15,760	(78)
						$(106)
JNL/BlackRock Global Allocation Fund
CIT	Nikkei Dividend Index Future*	N/A	03/31/2014	JPY	80	$43

(1) Notional amount is stated in USD unless otherwise noted.

* Total return swap agreement fair valued  in good faith in accordance with procedures established by the Board.  Fair valued securities may be classified as Level 2 or Level 3 for FASB ASC Topic 820 disclosures based on the applicable valuation inputs.  See FASB ASC Topic 820 note in these Notes to Schedule of Investments

Reverse Repurchase Agreements – The average daily balance of reverse repurchase agreements and the weighted average interest rate for the period ended September 30, 2012 were as follows:  JNL/PIMCO Real Return Fund, $147,637 and 0.25% for the 181 days outstanding, and JNL/PIMCO Total Return Bond Fund, $65,174 and 0.04% for the 74 days outstanding, respectively.

At September 30, 2012 reverse repurchase agreements outstanding were as follows:

	Repurchase Amount	Counter- party	Interest Rate	Maturity Date
JNL/PIMCO Real Return Fund
	$153,798	CSI	0.25%	10/12/12

Income Tax Matters - As of September 30, 2012, the cost of investments and the components of net unrealized appreciation/(depreciation) for U.S. federal income tax purposes (in thousands) were as follows:

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/American Funds Blue Chip Income and Growth Fund	$601,618	$55,650	$(276)	$55,374
JNL/American Funds Global Bond Fund	435,161	9,471	(242)	9,229
JNL/American Funds Global Small Capitalization Fund	192,165	4,756	(9,300)	(4,544)
JNL/American Funds Growth-Income Fund	710,514	77,014	(249)	76,765
JNL/American Funds International Fund	319,285	10,852	(10,809)	43
JNL/American Funds New World Fund	415,049	12,645	(10,314)	2,331
JNL/American Funds Balanced Allocation Fund	100,045	3,315	(181)	3,134
JNL/American Funds Growth Allocation Fund	62,795	2,550	(86)	2,464
JNL Institutional Alt 20 Fund	1,247,341	81,728	(13,415)	68,313
JNL Institutional Alt 35 Fund	1,828,128	108,748	(28,905)	79,843
JNL Institutional Alt 50 Fund	2,512,519	129,492	(41,906)	87,586
JNL Institutional Alt 65 Fund	939,933	41,236	(29,767)	11,469
JNL Disciplined Moderate Fund	655,622	39,343	(3,992)	35,351
JNL Disciplined Moderate Growth Fund	721,117	40,456	(8,298)	32,158
JNL Disciplined Growth Fund	282,837	12,049	(3,583)	8,466
JNL/AQR Managed Futures Strategy Fund	464,032	—	(3)	(3)
JNL/BlackRock Commodity Securities Fund	1,298,859	139,323	(72,793)	66,530
JNL/BlackRock Global Allocation Fund	1,395,749	84,890	(26,944)	57,946
JNL/Brookfield Global Infrastructure Fund	251,678	22,347	(1,389)	20,958
JNL/Capital Guardian Global Balanced Fund	412,522	48,321	(15,837)	32,484
JNL/Capital Guardian Global Diversified Research Fund	309,801	64,495	(18,736)	45,759
JNL/DFA U.S. Core Equity Fund	283,991	24,357	(11,575)	12,782
JNL/Eagle SmallCap Equity Fund	1,071,980	178,320	(60,946)	117,374
JNL/Eastspring Investments Asia ex-Japan Fund	151,864	11,882	(14,054)	(2,172)
JNL/Eastspring Investments China-India Fund	389,609	28,949	(54,807)	(25,858)
JNL/Franklin Templeton Founding Strategy Fund	1,219,982	71,080	(86,178)	(15,098)
JNL/Franklin Templeton Global Growth Fund	658,240	86,471	(103,735)	(17,264)
JNL/Franklin Templeton Global Multisector Bond Fund	561,542	26,259	(3,205)	23,054
JNL/Franklin Templeton Income Fund	1,805,572	132,607	(111,089)	21,518
JNL/Franklin Templeton International Small Cap Growth Fund	283,233	24,959	(22,808)	2,151
JNL/Franklin Templeton Mutual Shares Fund	774,505	95,281	(47,555)	47,726

JNL Series Trust (Unaudited)

Notes to Schedules of Investments (in thousands)

September 30, 2012

	Tax Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
JNL/Franklin Templeton Small Cap Value Fund	$573,916	$79,173	$(32,687)	$46,486
JNL/Goldman Sachs Core Plus Bond Fund	1,293,630	41,764	(14,110)	27,654
JNL/Goldman Sachs Emerging Markets Debt Fund	865,514	31,636	(17,410)	14,226
JNL/Goldman Sachs Mid Cap Value Fund	908,119	92,264	(32,038)	60,226
JNL/Goldman Sachs U.S. Equity Flex Fund	146,874	18,051	(4,120)	13,931
JNL/Invesco Global Real Estate Fund	1,079,975	80,123	(28,031)	52,092
JNL/Invesco International Growth Fund	711,933	100,393	(31,145)	69,248
JNL/Invesco Large Cap Growth Fund	1,024,274	171,004	(21,736)	149,268
JNL/Invesco Small Cap Growth Fund	283,331	34,775	(12,363)	22,412
JNL/Ivy Asset Strategy Fund	1,796,465	227,534	(71,402)	156,132
JNL/JPMorgan International Value Fund	659,234	47,829	(45,170)	2,659
JNL/JPMorgan MidCap Growth Fund	619,832	72,307	(24,029)	48,278
JNL/JPMorgan U.S. Government & Quality Bond Fund	1,483,363	126,681	(3,710)	122,971
JNL/Lazard Emerging Markets Fund	1,362,501	163,986	(175,268)	(11,282)
JNL/Lazard Mid Cap Equity Fund	221,338	13,871	(9,608)	4,263
JNL/M&G Global Basics Fund	310,270	41,505	(27,197)	14,308
JNL/M&G Global Leaders Fund	44,057	4,859	(2,375)	2,484
JNL/Mellon Capital Management 10 x 10 Fund	280,597	37,342	(7,678)	29,664
JNL/Mellon Capital Management Index 5 Fund	464,697	61,994	(7,275)	54,719
JNL/Mellon Capital Management Emerging Markets Index Fund	325,646	21,975	(23,647)	(1,672)
JNL/Mellon Capital Management European 30 Fund	35,726	1,508	(4,616)	(3,108)
JNL/Mellon Capital Management Pacific Rim 30 Fund	109,398	7,752	(4,588)	3,164
JNL/Mellon Capital Management S&P 500 Index Fund	1,241,686	341,817	(58,978)	282,839
JNL/Mellon Capital Management S&P 400 MidCap Index Fund	869,010	169,277	(82,272)	87,005
JNL/Mellon Capital Management Small Cap Index Fund	990,059	227,898	(112,144)	115,754
JNL/Mellon Capital Management International Index Fund	1,772,555	195,219	(261,271)	(66,052)
JNL/Mellon Capital Management Bond Index Fund	1,818,974	98,912	(795)	98,117
JNL/Mellon Capital Management Global Alpha Fund	500,943	878	—	878
JNL/Mellon Capital Management Dow Jones U.S. Contrarian Opportunities Index Fund	66,334	3,605	(2,832)	773
JNL/Morgan Stanley Mid Cap Growth Fund	13,580	621	(682)	(61)
JNL/Neuberger Berman Strategic Income Fund	70,956	1,151	(52)	1,099
JNL/Oppenheimer Global Growth Fund	612,501	88,781	(42,634)	46,147
JNL/PIMCO Real Return Fund	5,921,965	42,540	(21,331)	21,209
JNL/PIMCO Total Return Bond Fund	6,325,015	222,006	(14,446)	207,560
JNL/PPM America Floating Rate Income Fund	626,430	6,117	(2,485)	3,632
JNL/PPM America High Yield Bond Fund	2,213,371	112,146	(35,385)	76,761
JNL/PPM America Mid Cap Value Fund	172,596	10,298	(10,533)	(235)
JNL/PPM America Small Cap Value Fund	117,965	7,588	(5,909)	1,679
JNL/PPM America Value Equity Fund	124,489	13,768	(9,149)	4,619
JNL/Red Rocks Listed Private Equity Fund	620,909	63,673	(38,044)	25,629
JNL/S&P Competitive Advantage Fund	698,594	148,411	(20,730)	127,681
JNL/S&P Dividend Income & Growth Fund	1,200,693	173,870	(23,815)	150,055
JNL/S&P Intrinsic Value Fund	683,624	106,370	(49,680)	56,690
JNL/S&P Total Yield Fund	500,946	71,343	(32,773)	38,570
JNL/S&P 4 Fund	1,023,300	247,546	(4,667)	242,879
JNL/S&P Managed Conservative Fund	1,568,725	113,660	(9,006)	104,654
JNL/S&P Managed Moderate Fund	2,621,967	228,647	(18,507)	210,140
JNL/S&P Managed Moderate Growth Fund	4,207,751	437,234	(47,044)	390,190
JNL/S&P Managed Growth Fund	2,860,712	344,468	(77,962)	266,506
JNL/S&P Managed Aggressive Growth Fund	981,413	101,718	(32,964)	68,754
JNL/T. Rowe Price Established Growth Fund	1,950,163	698,647	(43,781)	654,866
JNL/T. Rowe Price Mid-Cap Growth Fund	1,556,257	348,940	(83,614)	265,326
JNL/T. Rowe Price Short-Term Bond Fund	1,642,445	23,863	(2,108)	21,755
JNL/T. Rowe Price Value Fund	1,488,499	230,638	(65,637)	165,001
JNL/UBS Large Cap Select Growth Fund	458,965	52,811	(23,840)	28,971
JNL/WMC Balanced Fund	2,303,412	274,156	(36,757)	237,399
JNL/WMC Money Market Fund	1,128,729	—	—	—
JNL/WMC Value Fund	1,287,247	257,410	(49,201)	208,209

For additional information on the Funds’ policies regarding valuation of investments and other significant accounting matters, please refer to the Funds’ most recent annual or semi-annual report.

Item 2.  Controls and Procedures.

(a)                                 The registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the registrant’s filings under the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, is recorded, processed, summarized and reported within the periods specified in the rules and forms of the U.S. Securities and Exchange Commission.  Such information is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within ninety (90) days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the registrant had carried out an evaluation, under the supervision and with the participation of the registrant’s management, including the registrant’s principal executive officer and the registrant’s principal financial officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures.  Based on such evaluation, the registrant’s principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures are effective.

(b)                                 There have been no significant changes in the registrant’s internal controls over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal controls over financial reporting.  There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JNL Series Trust

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark D. Nerud
Mark D. Nerud
Principal Executive Officer

Date:	November 29, 2012

By:	/s/ Gerard A.M. Oprins
Gerard A.M. Oprins
Principal Financial Officer

Date:	November 29, 2012

Exhibit List

Exhibit 3(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.

Exhibit 3(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.